UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21295
JPMorgan Trust I
(Exact name of registrant as specified in charter)

277 Park Avenue
New York, NY 10172
(Address of principal executive offices) (Zip code)
Gregory S. Samuels
277 Park Avenue
New York, NY 10172
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(800) 480-4111
Date of fiscal year end:
June 30
Date of reporting period:
June 30, 2024
Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Mid Cap Equity Fund

Class A Shares/Ticker: JCMAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mid Cap Equity Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Equity Fund (Class A Shares)	$120	1.14%
How did the Fund Perform?
The JPMorgan Mid Cap Equity Fund’s Class A Shares, without a sales charge, returned 11.48% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell Midcap Index returned 12.88% for the year ended June 30, 2024.
  The Fund’s security selection in the utilities and industrials sectors detracted from performance.
  A lack of exposure to Constellation Energy and an overweight allocation to Henry Schein detracted from performance.
  The Fund’s security selection in the consumer staples and consumer discretionary sectors contributed to performance.
  Overweight allocations to CrowdStrike and ITT contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Equity Fund (Class A Shares)	November 2, 2009	5.63%	8.57%	8.64%
JPMorgan Mid Cap Equity Fund (Class A Shares) - excluding sales charge		11.48	9.74	9.23
Russell 3000 Index		23.13	14.14	12.15
Russell Midcap Index		12.88	9.46	9.04
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in the Class A Shares of JPMorgan Mid Cap Equity Fund, the Russell 3000 Index and the Russell Midcap Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 3000 Index and the Russell Midcap Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$4,531,481
Total number of portfolio holdings	207
Portfolio turnover rate	38%
Total advisory fees paid (000's)	$22,957
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JCMAX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Mid Cap Equity Fund

Class C Shares/Ticker: JMCCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mid Cap Equity Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Equity Fund (Class C Shares)	$173	1.64%
How did the Fund Perform?
The JPMorgan Mid Cap Equity Fund’s Class C Shares, without a sales charge, returned 10.92% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell Midcap Index returned 12.88% for the year ended June 30, 2024.
  The Fund’s security selection in the utilities and industrials sectors detracted from performance.
  A lack of exposure to Constellation Energy and an overweight allocation to Henry Schein detracted from performance.
  The Fund’s security selection in the consumer staples and consumer discretionary sectors contributed to performance.
  Overweight allocations to CrowdStrike and ITT contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Equity Fund (Class C Shares)	November 2, 2009	9.92%	9.20%	8.79%
JPMorgan Mid Cap Equity Fund (Class C Shares) - excluding sales charge		10.92	9.20	8.79
Russell 3000 Index		23.13	14.14	12.15
Russell Midcap Index		12.88	9.46	9.04
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in the Class C Shares of JPMorgan Mid Cap Equity Fund, the Russell 3000 Index and the Russell Midcap Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell Midcap Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$4,531,481
Total number of portfolio holdings	207
Portfolio turnover rate	38%
Total advisory fees paid (000's)	$22,957
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JMCCX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Mid Cap Equity Fund

Class I Shares/Ticker: VSNGX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mid Cap Equity Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Equity Fund (Class I Shares)	$94	0.89%
How did the Fund Perform?
The JPMorgan Mid Cap Equity Fund’s Class I Shares returned 11.74% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell Midcap Index returned 12.88% for the year ended June 30, 2024.
  The Fund’s security selection in the utilities and industrials sectors detracted from performance.
  A lack of exposure to Constellation Energy and an overweight allocation to Henry Schein detracted from performance.
  The Fund’s security selection in the consumer staples and consumer discretionary sectors contributed to performance.
  Overweight allocations to CrowdStrike and ITT contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Equity Fund (Class I Shares)	January 1, 1997	11.74%	10.02%	9.54%
Russell 3000 Index		23.13	14.14	12.15
Russell Midcap Index		12.88	9.46	9.04
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in the Class I Shares of JPMorgan Mid Cap Equity Fund, the Russell 3000 Index and the Russell Midcap Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the the Russell 3000 Index and the Russell Midcap Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$4,531,481
Total number of portfolio holdings	207
Portfolio turnover rate	38%
Total advisory fees paid (000's)	$22,957
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
VSNGX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Mid Cap Equity Fund

Class R2 Shares/Ticker: JMCEX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mid Cap Equity Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Equity Fund (Class R2 Shares)	$147	1.39%
How did the Fund Perform?
The JPMorgan Mid Cap Equity Fund’s Class R2 Shares returned 11.18% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell Midcap Index returned 12.88% for the year ended June 30, 2024.
  The Fund’s security selection in the utilities and industrials sectors detracted from performance.
  A lack of exposure to Constellation Energy and an overweight allocation to Henry Schein detracted from performance.
  The Fund’s security selection in the consumer staples and consumer discretionary sectors contributed to performance.
  Overweight allocations to CrowdStrike and ITT contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Equity Fund (Class R2 Shares)	March 14, 2014	11.18%	9.47%	8.95%
Russell 3000 Index		23.13	14.14	12.15
Russell Midcap Index		12.88	9.46	9.04
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in the Class R2 Shares of JPMorgan Mid Cap Equity Fund, the Russell 3000 Index and the Russell Midcap Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the the Russell 3000 Index and the Russell Midcap Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$4,531,481
Total number of portfolio holdings	207
Portfolio turnover rate	38%
Total advisory fees paid (000's)	$22,957
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JMCEX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Mid Cap Equity Fund

Class R5 Shares/Ticker: JMEEX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mid Cap Equity Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Equity Fund (Class R5 Shares)	$78	0.74%
How did the Fund Perform?
The JPMorgan Mid Cap Equity Fund’s Class R5 Shares returned 11.91% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell Midcap Index returned 12.88% for the year ended June 30, 2024.
  The Fund’s security selection in the utilities and industrials sectors detracted from performance.
  A lack of exposure to Constellation Energy and an overweight allocation to Henry Schein detracted from performance.
  The Fund’s security selection in the consumer staples and consumer discretionary sectors contributed to performance.
  Overweight allocations to CrowdStrike and ITT contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Equity Fund (Class R5 Shares)	March 14, 2014	11.91%	10.18%	9.68%
Russell 3000 Index		23.13	14.14	12.15
Russell Midcap Index		12.88	9.46	9.04
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in the Class R5 Shares of JPMorgan Mid Cap Equity Fund, the Russell 3000 Index and the Russell Midcap Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the the Russell 3000 Index and the Russell Midcap Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$4,531,481
Total number of portfolio holdings	207
Portfolio turnover rate	38%
Total advisory fees paid (000's)	$22,957
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JMEEX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Mid Cap Equity Fund

Class R6 Shares/Ticker: JPPEX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mid Cap Equity Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Equity Fund (Class R6 Shares)	$68	0.64%
How did the Fund Perform?
The JPMorgan Mid Cap Equity Fund’s Class R6 Shares returned 12.03% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell Midcap Index returned 12.88% for the year ended June 30, 2024.
  The Fund’s security selection in the utilities and industrials sectors detracted from performance.
  A lack of exposure to Constellation Energy and an overweight allocation to Henry Schein detracted from performance.
  The Fund’s security selection in the consumer staples and consumer discretionary sectors contributed to performance.
  Overweight allocations to CrowdStrike and ITT contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Equity Fund (Class R6 Shares)	March 14, 2014	12.03%	10.29%	9.77%
Russell 3000 Index		23.13	14.14	12.15
Russell Midcap Index		12.88	9.46	9.04
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in the Class R6 Shares of JPMorgan Mid Cap Equity Fund, the Russell 3000 Index and the Russell Midcap Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the the Russell 3000 Index and the Russell Midcap Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$4,531,481
Total number of portfolio holdings	207
Portfolio turnover rate	38%
Total advisory fees paid (000's)	$22,957
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JPPEX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Value Advantage Fund

Class A Shares/Ticker: JVAAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Value Advantage Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Value Advantage Fund (Class A Shares)	$111	1.04%
How did the Fund Perform?
The JPMorgan Value Advantage Fund’s Class A Shares, without a sales charge, returned 14.62% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 3000 Value Index returned 12.93% for the year ended June 30, 2024.
  The Fund’s security selection in the consumer discretionary and financials sectors contributed to performance.
  Overweight allocations to Wells Fargo and Capital One Financial contributed to performance.
  The Fund’s overweight allocation to the real estate sector and underweight allocation to the industrial sector detracted from performance.
  Underweight allocations to JPMorgan and GE Aerospace detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Value Advantage Fund (Class A Shares)	February 28, 2005	8.60%	7.63%	7.30%
JPMorgan Value Advantage Fund (Class A Shares) - excluding sales charge		14.62	8.80	7.89
Russell 3000 Index		23.13	14.14	12.15
Russell 3000 Value Index		12.93	8.89	8.10
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Value Advantage Fund, the Russell 3000 Index and the Russell 3000 Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 3000 Index and the Russell 3000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 3000 Value Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$8,745,813
Total number of portfolio holdings	127
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$43,331
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JVAAX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Value Advantage Fund

Class C Shares/Ticker: JVACX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Value Advantage Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Value Advantage Fund (Class C Shares)	$165	1.54%
How did the Fund Perform?
The JPMorgan Value Advantage Fund’s Class C Shares, without a sales charge, returned 14.07% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 3000 Value Index returned 12.93% for the year ended June 30, 2024.
  The Fund’s security selection in the consumer discretionary and financials sectors contributed to performance.
  Overweight allocations to Wells Fargo and Capital One Financial contributed to performance.
  The Fund’s overweight allocation to the real estate sector and underweight allocation to the industrial sector detracted from performance.
  Underweight allocations to JPMorgan and GE Aerospace detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Value Advantage Fund (Class C Shares)	February 28, 2005	13.07%	8.26%	7.46%
JPMorgan Value Advantage Fund (Class C Shares) - excluding sales charge		14.07	8.26	7.46
Russell 3000 Index		23.13	14.14	12.15
Russell 3000 Value Index		12.93	8.89	8.10
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Value Advantage Fund, the Russell 3000 Index and the Russell 3000 Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 3000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 3000 Value Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$8,745,813
Total number of portfolio holdings	127
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$43,331
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JVACX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Value Advantage Fund

Class I Shares/Ticker: JVASX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Value Advantage Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Value Advantage Fund (Class I Shares)	$85	0.79%
How did the Fund Perform?
The JPMorgan Value Advantage Fund’s Class I Shares returned 14.91% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 3000 Value Index returned 12.93% for the year ended June 30, 2024.
  The Fund’s security selection in the consumer discretionary and financials sectors contributed to performance.
  Overweight allocations to Wells Fargo and Capital One Financial contributed to performance.
  The Fund’s overweight allocation to the real estate sector and underweight allocation to the industrial sector detracted from performance.
  Underweight allocations to JPMorgan and GE Aerospace detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Value Advantage Fund (Class I Shares)	February 28, 2005	14.91%	9.07%	8.16%
Russell 3000 Index		23.13	14.14	12.15
Russell 3000 Value Index		12.93	8.89	8.10
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Value Advantage Fund, the Russell 3000 Index and the Russell 3000 Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 3000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 3000 Value Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$8,745,813
Total number of portfolio holdings	127
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$43,331
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JVASX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Value Advantage Fund

Class L Shares/Ticker: JVAIX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Value Advantage Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Value Advantage Fund (Class L Shares)	$70	0.65%
How did the Fund Perform?
The JPMorgan Value Advantage Fund’s Class L Shares returned 15.06% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 3000 Value Index returned 12.93% for the year ended June 30, 2024.
  The Fund’s security selection in the consumer discretionary and financials sectors contributed to performance.
  Overweight allocations to Wells Fargo and Capital One Financial contributed to performance.
  The Fund’s overweight allocation to the real estate sector and underweight allocation to the industrial sector detracted from performance.
  Underweight allocations to JPMorgan and GE Aerospace detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Value Advantage Fund (Class L Shares)	February 28, 2005	15.06%	9.23%	8.35%
Russell 3000 Index		23.13	14.14	12.15
Russell 3000 Value Index		12.93	8.89	8.10
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Value Advantage Fund, the Russell 3000 Index and the Russell 3000 Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 3000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 3000 Value Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$8,745,813
Total number of portfolio holdings	127
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$43,331
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JVAIX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Value Advantage Fund

Class R2 Shares/Ticker: JGAQX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Value Advantage Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Value Advantage Fund (Class R2 Shares)	$139	1.30%
How did the Fund Perform?
The JPMorgan Value Advantage Fund’s Class R2 Shares returned 14.33% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 3000 Value Index returned 12.93% for the year ended June 30, 2024.
  The Fund’s security selection in the consumer discretionary and financials sectors contributed to performance.
  Overweight allocations to Wells Fargo and Capital One Financial contributed to performance.
  The Fund’s overweight allocation to the real estate sector and underweight allocation to the industrial sector detracted from performance.
  Underweight allocations to JPMorgan and GE Aerospace detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Value Advantage Fund (Class R2 Shares)	July 31, 2017	14.33%	8.52%	7.61%
Russell 3000 Index		23.13	14.14	12.15
Russell 3000 Value Index		12.93	8.89	8.10
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R2 prior to its inception date are based on the performance of Class A Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan Value Advantage Fund, the Russell 3000 Index and the Russell 3000 Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 3000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 3000 Value Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$8,745,813
Total number of portfolio holdings	127
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$43,331
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JGAQX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Value Advantage Fund

Class R3 Shares/Ticker: JVAPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Value Advantage Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Value Advantage Fund (Class R3 Shares)	$113	1.05%
How did the Fund Perform?
The JPMorgan Value Advantage Fund’s Class R3 Shares returned 14.61% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 3000 Value Index returned 12.93% for the year ended June 30, 2024.
  The Fund’s security selection in the consumer discretionary and financials sectors contributed to performance.
  Overweight allocations to Wells Fargo and Capital One Financial contributed to performance.
  The Fund’s overweight allocation to the real estate sector and underweight allocation to the industrial sector detracted from performance.
  Underweight allocations to JPMorgan and GE Aerospace detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Value Advantage Fund (Class R3 Shares)	September 9, 2016	14.61%	8.79%	7.88%
Russell 3000 Index		23.13	14.14	12.15
Russell 3000 Value Index		12.93	8.89	8.10
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 prior to its inception date are based on the performance of Class A Shares. Returns for Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class A Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan Value Advantage Fund, the Russell 3000 Index and the Russell 3000 Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 3000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 3000 Value Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$8,745,813
Total number of portfolio holdings	127
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$43,331
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JVAPX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Value Advantage Fund

Class R4 Shares/Ticker: JVAQX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Value Advantage Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Value Advantage Fund (Class R4 Shares)	$86	0.80%
How did the Fund Perform?
The JPMorgan Value Advantage Fund’s Class R4 Shares returned 14.90% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 3000 Value Index returned 12.93% for the year ended June 30, 2024.
  The Fund’s security selection in the consumer discretionary and financials sectors contributed to performance.
  Overweight allocations to Wells Fargo and Capital One Financial contributed to performance.
  The Fund’s overweight allocation to the real estate sector and underweight allocation to the industrial sector detracted from performance.
  Underweight allocations to JPMorgan and GE Aerospace detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Value Advantage Fund (Class R4 Shares)	September 9, 2016	14.90%	9.07%	8.16%
Russell 3000 Index		23.13	14.14	12.15
Russell 3000 Value Index		12.93	8.89	8.10
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for the Class R4 prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been lower than those shown because Class R4 Shares have higher expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan Value Advantage Fund, the Russell 3000 Index and the Russell 3000 Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 3000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 3000 Value Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$8,745,813
Total number of portfolio holdings	127
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$43,331
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JVAQX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Value Advantage Fund

Class R5 Shares/Ticker: JVARX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Value Advantage Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Value Advantage Fund (Class R5 Shares)	$70	0.65%
How did the Fund Perform?
The JPMorgan Value Advantage Fund’s Class R5 Shares returned 15.08% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 3000 Value Index returned 12.93% for the year ended June 30, 2024.
  The Fund’s security selection in the consumer discretionary and financials sectors contributed to performance.
  Overweight allocations to Wells Fargo and Capital One Financial contributed to performance.
  The Fund’s overweight allocation to the real estate sector and underweight allocation to the industrial sector detracted from performance.
  Underweight allocations to JPMorgan and GE Aerospace detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Value Advantage Fund (Class R5 Shares)	September 9, 2016	15.08%	9.24%	8.35%
Russell 3000 Index		23.13	14.14	12.15
Russell 3000 Value Index		12.93	8.89	8.10
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for the Class R5 prior to its inception date are based on the performance of Class L Shares. The actual returns for Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses to Class L Shares.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan Value Advantage Fund, the Russell 3000 Index and the Russell 3000 Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 3000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 3000 Value Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$8,745,813
Total number of portfolio holdings	127
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$43,331
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JVARX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Value Advantage Fund

Class R6 Shares/Ticker: JVAYX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Value Advantage Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Value Advantage Fund (Class R6 Shares)	$59	0.55%
How did the Fund Perform?
The JPMorgan Value Advantage Fund’s Class R6 Shares returned 15.20% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 3000 Value Index returned 12.93% for the year ended June 30, 2024.
  The Fund’s security selection in the consumer discretionary and financials sectors contributed to performance.
  Overweight allocations to Wells Fargo and Capital One Financial contributed to performance.
  The Fund’s overweight allocation to the real estate sector and underweight allocation to the industrial sector detracted from performance.
  Underweight allocations to JPMorgan and GE Aerospace detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Value Advantage Fund (Class R6 Shares)	September 9, 2016	15.20%	9.34%	8.43%
Russell 3000 Index		23.13	14.14	12.15
Russell 3000 Value Index		12.93	8.89	8.10
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for the Class R6 prior to its inception date are based on the performance of Class L Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses to Class L Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Value Advantage Fund, the Russell 3000 Index and the Russell 3000 Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 3000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 3000 Value Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$8,745,813
Total number of portfolio holdings	127
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$43,331
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JVAYX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Diversified Fund

Class A Shares/Ticker: JDVAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Diversified Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Diversified Fund (Class A Shares)	$100	0.94%
How did the Fund Perform?
The JPMorgan Diversified Fund’s Class A Shares, without a sales charge, returned 13.69% for the year ended June 30, 2024. The MSCI World Index (net total return) returned 20.19% and the composite benchmark comprised of 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index ("Diversified Composite Benchmark" or the “Index”) returned 12.95% for the year ended June 30, 2024.
  Relative to the Index, the Fund's overweight position in equities enabled it to outperform the Index, as equities outpaced fixed income during the period.
  Within the Fund, the portfolio managers strategically allocated to various sub-strategies and funds within both equity and fixed income. The selection of equity managers by the portfolio managers also significantly contributed to the Fund's performance.
  An allocation to corporate bonds, including both high-yield and investment-grade corporate bonds, further contributed to performance.
  The Fund's longer overall duration positioning was the primary detractor from performance, as government bonds underperformed during the reporting period. This underperformance was driven by the Federal Reserve's rate hikes aimed at addressing inflation concerns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Diversified Fund (Class A Shares)	March 24, 2003	8.54%	6.53%	5.92%
JPMorgan Diversified Fund (Class A Shares) - excluding sales charge		13.69	7.52	6.41
MSCI World Index (net total return)		20.19	11.78	9.16
Diversified Composite Benchmark		12.95	7.12	6.21
The performance quoted is past performance and is not a guarantee of future results . Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Diversified Fund, the MSCI World Index and the Diversified Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the MSCI World Index and the Diversified Composite Benchmark does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Diversified Composite Benchmark is comprised of the MSCI World Index (60%) and the Bloomberg U.S. Aggregate Index (40%). The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis,forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the"MSCI Parties") expressly disclaims all warranties (including, without limitation,any warranties of originality, accuracy, completeness, timeliness,non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental,punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively"Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$467,625
Total number of portfolio holdings	1,138
Portfolio turnover rate	63%
Total advisory fees paid (000's)	$1,862
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JDVAX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Diversified Fund

Class C Shares/Ticker: JDVCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Diversified Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Diversified Fund (Class C Shares)	$153	1.44%
How did the Fund Perform?
The JPMorgan Diversified Fund’s Class C Shares, without a sales charge, returned 13.08% for the year ended June 30, 2024. The MSCI World Index (net total return) returned 20.19% and the composite benchmark comprised of 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index ("Diversified Composite Benchmark" or the “Index”) returned 12.95% for the year ended June 30, 2024.
  Relative to the Index, the Fund's overweight position in equities enabled it to outperform the Index, as equities outpaced fixed income during the period.
  Within the Fund, the portfolio managers strategically allocated to various sub-strategies and funds within both equity and fixed income. The selection of equity managers by the portfolio managers also significantly contributed to the Fund's performance.
  An allocation to corporate bonds, including both high-yield and investment-grade corporate bonds, further contributed to performance.
  The Fund's longer overall duration positioning was the primary detractor from performance, as government bonds underperformed during the reporting period. This underperformance was driven by the Federal Reserve's rate hikes aimed at addressing inflation concerns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Diversified Fund (Class C Shares)	March 24, 2003	12.08%	6.98%	5.98%
JPMorgan Diversified Fund (Class C Shares) - excluding sales charge		13.08	6.98	5.98
MSCI World Index (net total return)		20.19	11.78	9.16
Diversified Composite Benchmark		12.95	7.12	6.21
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Diversified Fund, the MSCI World Index and the Diversified Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, does not include a sales charge. The performance of the MSCI World Index and the Diversified Composite Benchmark does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Diversified Composite Benchmark is comprised of the MSCI World Index (60%) and the Bloomberg U.S. Aggregate Index (40%). The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years,the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis,forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the"MSCI Parties") expressly disclaims all warranties (including, without limitation,any warranties of originality, accuracy, completeness, timeliness,non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental,punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively"Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$467,625
Total number of portfolio holdings	1,138
Portfolio turnover rate	63%
Total advisory fees paid (000's)	$1,862
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JDVCX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Diversified Fund

Class I Shares/Ticker: JDVSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Diversified Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Diversified Fund (Class I Shares)	$73	0.69%
How did the Fund Perform?
The JPMorgan Diversified Fund’s Class I Shares returned 13.97% for the year ended June 30, 2024. The MSCI World Index (net total return) returned 20.19% and the composite benchmark comprised of 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index ("Diversified Composite Benchmark" or the “Index”) returned 12.95% for the year ended June 30, 2024.
  Relative to the Index, the Fund's overweight position in equities enabled it to outperform the Index, as equities outpaced fixed income during the period.
  Within the Fund, the portfolio managers strategically allocated to various sub-strategies and funds within both equity and fixed income. The selection of equity managers by the portfolio managers also significantly contributed to the Fund's performance.
  An allocation to corporate bonds, including both high-yield and investment-grade corporate bonds, further contributed to performance.
  The Fund's longer overall duration positioning was the primary detractor from performance, as government bonds underperformed during the reporting period. This underperformance was driven by the Federal Reserve's rate hikes aimed at addressing inflation concerns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Diversified Fund (Class I Shares)	September 10, 2001	13.97%	7.80%	6.68%
MSCI World Index (net total return)		20.19	11.78	9.16
Diversified Composite Benchmark		12.95	7.12	6.21
The performance quoted is past performance and is not a guarantee of future results . Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Diversified Fund, the MSCI World Index and the Diversified Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI World Index and the Diversified Composite Benchmark does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Diversified Composite Benchmark is comprised of the MSCI World Index (60%) and the Bloomberg U.S. Aggregate Index (40%). The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis,forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the"MSCI Parties") expressly disclaims all warranties (including, without limitation,any warranties of originality, accuracy, completeness, timeliness,non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental,punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively"Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$467,625
Total number of portfolio holdings	1,138
Portfolio turnover rate	63%
Total advisory fees paid (000's)	$1,862
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JDVSX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Diversified Fund

Class L Shares/Ticker: JPDVX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Diversified Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Diversified Fund (Class L Shares)	$67	0.63%
How did the Fund Perform?
The JPMorgan Diversified Fund’s Class L Shares returned 14.08% for the year ended June 30, 2024. The MSCI World Index (net total return) returned 20.19% and the composite benchmark comprised of 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index ("Diversified Composite Benchmark" or the “Index”) returned 12.95% for the year ended June 30, 2024.
  Relative to the Index, the Fund's overweight position in equities enabled it to outperform the Index, as equities outpaced fixed income during the period.
  Within the Fund, the portfolio managers strategically allocated to various sub-strategies and funds within both equity and fixed income. The selection of equity managers by the portfolio managers also significantly contributed to the Fund's performance.
  An allocation to corporate bonds, including both high-yield and investment-grade corporate bonds, further contributed to performance.
  The Fund's longer overall duration positioning was the primary detractor from performance, as government bonds underperformed during the reporting period. This underperformance was driven by the Federal Reserve's rate hikes aimed at addressing inflation concerns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Diversified Fund (Class L Shares)	September 10, 1993	14.08%	7.86%	6.83%
MSCI World Index (net total return)		20.19	11.78	9.16
Diversified Composite Benchmark		12.95	7.12	6.21
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $3,000,0000 invested in Class L Shares of the JPMorgan Diversified Fund, the MSCI World Index and the Diversified Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI World Index and the Diversified Composite Benchmark does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Diversified Composite Benchmark is comprised of the MSCI World Index (60%) and the Bloomberg U.S. Aggregate Index (40%). The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis,forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the"MSCI Parties") expressly disclaims all warranties (including, without limitation,any warranties of originality, accuracy, completeness, timeliness,non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental,punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively"Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$467,625
Total number of portfolio holdings	1,138
Portfolio turnover rate	63%
Total advisory fees paid (000's)	$1,862
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JPDVX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Diversified Fund

Class R6 Shares/Ticker: JDVZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Diversified Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Diversified Fund (Class R6 Shares)	$59	0.55%
How did the Fund Perform?
The JPMorgan Diversified Fund’s Class R6 Shares returned 14.10% for the year ended June 30, 2024. The MSCI World Index (net total return) returned 20.19% and the composite benchmark comprised of 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index ("Diversified Composite Benchmark" or the “Index”) returned 12.95% for the year ended June 30, 2024.
  Relative to the Index, the Fund's overweight position in equities enabled it to outperform the Index, as equities outpaced fixed income during the period.
  Within the Fund, the portfolio managers strategically allocated to various sub-strategies and funds within both equity and fixed income. The selection of equity managers by the portfolio managers also significantly contributed to the Fund's performance.
  An allocation to corporate bonds, including both high-yield and investment-grade corporate bonds, further contributed to performance.
  The Fund's longer overall duration positioning was the primary detractor from performance, as government bonds underperformed during the reporting period. This underperformance was driven by the Federal Reserve's rate hikes aimed at addressing inflation concerns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Diversified Fund (Class R6 Shares)	November 1, 2017	14.10%	7.93%	6.88%
MSCI World Index (net total return)		20.19	11.78	9.16
Diversified Composite Benchmark		12.95	7.12	6.21
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to their inception date are based on the performance of Class L Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class L Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Diversified Fund, the MSCI World Index and the Diversified Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI World Index and the Diversified Composite Benchmark does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Diversified Composite Benchmark is comprised of the MSCI World Index (60%) and the Bloomberg U.S. Aggregate Index (40%). The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis,forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the"MSCI Parties") expressly disclaims all warranties (including, without limitation,any warranties of originality, accuracy, completeness, timeliness,non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental,punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively"Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$467,625
Total number of portfolio holdings	1,138
Portfolio turnover rate	63%
Total advisory fees paid (000's)	$1,862
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JDVZX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Large Cap Core Plus Fund

Class A Shares/Ticker: JLCAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Large Cap Core Plus Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Large Cap Core Plus Fund (Class A Shares)	$198	1.71%
*	Includes dividend and interest expenses on short sales.
How did the Fund Perform?
The JPMorgan U.S. Large Cap Core Plus Fund’s Class A Shares, without a sales charge, returned 32.19% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the semiconductors and hardware and media sectors contributed to performance.
  The Fund’s overweight allocation to Nvidia and underweight allocation to Apple contributed to performance.
  The Fund’s security selection in the consumer staples and software and services sectors detracted from performance.
  The Fund’s overweight allocation to Endeavor Group and Liberty Media detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Large Cap Core Plus Fund (Class A Shares)	November 1, 2005	25.22%	16.57%	12.67%
JPMorgan U.S. Large Cap Core Plus Fund (Class A Shares) - excluding sales charge		32.19	17.83	13.28
S&P 500 Index		24.56	15.05	12.86
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan U.S. Large Cap Core Plus Fund and the S&P 500 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

KEY FUND STATISTICS
Fund net assets (000's)	$2,388,240
Total number of portfolio holdings	276
Portfolio turnover rate	109%
Total advisory fees paid (000's)	$10,107
PORTFOLIO COMPOSITION - LONG
(% of Total Investments)
PORTFOLIO COMPOSITION - SHORT
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JLCAX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Large Cap Core Plus Fund

Class C Shares/Ticker: JLPCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Large Cap Core Plus Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Large Cap Core Plus Fund (Class C Shares)	$255	2.20%
*	Includes dividend and interest expenses on short sales.
How did the Fund Perform?
The JPMorgan U.S. Large Cap Core Plus Fund’s Class C Shares, without a sales charge, returned 31.50% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the semiconductors and hardware and media sectors contributed to performance.
  The Fund’s overweight allocation to Nvidia and underweight allocation to Apple contributed to performance.
  The Fund’s security selection in the consumer staples and software and services sectors detracted from performance.
  The Fund’s overweight allocation to Endeavor Group and Liberty Media detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Large Cap Core Plus Fund (Class C Shares)	November 1, 2005	30.50%	17.24%	12.82%
JPMorgan U.S. Large Cap Core Plus Fund (Class C Shares) - excluding sales charge		31.50	17.24	12.82
S&P 500 Index		24.56	15.05	12.86
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan U.S. Large Cap Core Plus Fund and the S&P 500 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

KEY FUND STATISTICS
Fund net assets (000's)	$2,388,240
Total number of portfolio holdings	276
Portfolio turnover rate	109%
Total advisory fees paid (000's)	$10,107
PORTFOLIO COMPOSITION - LONG
(% of Total Investments)
PORTFOLIO COMPOSITION - SHORT
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JLPCX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Large Cap Core Plus Fund

Class I Shares/Ticker: JLPSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Large Cap Core Plus Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Large Cap Core Plus Fund (Class I Shares)	$169	1.45%
*	Includes dividend and interest expenses on short sales.
How did the Fund Perform?
The JPMorgan U.S. Large Cap Core Plus Fund’s Class I Shares returned 32.52% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the semiconductors and hardware and media sectors contributed to performance.
  The Fund’s overweight allocation to Nvidia and underweight allocation to Apple contributed to performance.
  The Fund’s security selection in the consumer staples and software and services sectors detracted from performance.
  The Fund’s overweight allocation to Endeavor Group and Liberty Media detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Large Cap Core Plus Fund (Class I Shares)	November 1, 2005	32.52%	18.12%	13.56%
S&P 500 Index		24.56	15.05	12.86
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan U.S. Large Cap Core Plus Fund and the S&P 500 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

KEY FUND STATISTICS
Fund net assets (000's)	$2,388,240
Total number of portfolio holdings	276
Portfolio turnover rate	109%
Total advisory fees paid (000's)	$10,107
PORTFOLIO COMPOSITION - LONG
(% of Total Investments)
PORTFOLIO COMPOSITION - SHORT
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JLPSX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Large Cap Core Plus Fund

Class R2 Shares/Ticker: JLPZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Large Cap Core Plus Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Large Cap Core Plus Fund (Class R2 Shares)	$250	2.16%
*	Includes dividend and interest expenses on short sales.
How did the Fund Perform?
The JPMorgan U.S. Large Cap Core Plus Fund’s Class R2 Shares returned 31.58% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the semiconductors and hardware and media sectors contributed to performance.
  The Fund’s overweight allocation to Nvidia and underweight allocation to Apple contributed to performance.
  The Fund’s security selection in the consumer staples and software and services sectors detracted from performance.
  The Fund’s overweight allocation to Endeavor Group and Liberty Media detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Large Cap Core Plus Fund (Class R2 Shares)	November 3, 2008	31.58%	17.38%	12.90%
S&P 500 Index		24.56	15.05	12.86
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan U.S. Large Cap Core Plus Fund and the S&P 500 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

KEY FUND STATISTICS
Fund net assets (000's)	$2,388,240
Total number of portfolio holdings	276
Portfolio turnover rate	109%
Total advisory fees paid (000's)	$10,107
PORTFOLIO COMPOSITION - LONG
(% of Total Investments)
PORTFOLIO COMPOSITION - SHORT
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JLPZX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Large Cap Core Plus Fund

Class R5 Shares/Ticker: JCPRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Large Cap Core Plus Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Large Cap Core Plus Fund (Class R5 Shares)	$175	1.51%
*	Includes dividend and interest expenses on short sales.
How did the Fund Perform?
The JPMorgan U.S. Large Cap Core Plus Fund’s Class R5 Shares returned 32.43% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the semiconductors and hardware and media sectors contributed to performance.
  The Fund’s overweight allocation to Nvidia and underweight allocation to Apple contributed to performance.
  The Fund’s security selection in the consumer staples and software and services sectors detracted from performance.
  The Fund’s overweight allocation to Endeavor Group and Liberty Media detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Large Cap Core Plus Fund (Class R5 Shares)	May 15, 2006	32.43%	18.15%	13.65%
S&P 500 Index		24.56	15.05	12.86
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan U.S. Large Cap Core Plus Fund and the S&P 500 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

KEY FUND STATISTICS
Fund net assets (000's)	$2,388,240
Total number of portfolio holdings	276
Portfolio turnover rate	109%
Total advisory fees paid (000's)	$10,107
PORTFOLIO COMPOSITION - LONG
(% of Total Investments)
PORTFOLIO COMPOSITION - SHORT
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JCPRX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Large Cap Core Plus Fund

Class R6 Shares/Ticker: JLPYX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Large Cap Core Plus Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Large Cap Core Plus Fund (Class R6 Shares)	$163	1.40%
*	Includes dividend and interest expenses on short sales.
How did the Fund Perform?
The JPMorgan U.S. Large Cap Core Plus Fund’s Class R6 Shares returned 32.61% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the semiconductors and hardware and media sectors contributed to performance.
  The Fund’s overweight allocation to Nvidia and underweight allocation to Apple contributed to performance.
  The Fund’s security selection in the consumer staples and software and services sectors detracted from performance.
  The Fund’s overweight allocation to Endeavor Group and Liberty Media detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Large Cap Core Plus Fund (Class R6 Shares)	November 1, 2017	32.61%	18.26%	13.73%
S&P 500 Index		24.56	15.05	12.86
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan U.S. Large Cap Core Plus Fund and the S&P 500 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

KEY FUND STATISTICS
Fund net assets (000's)	$2,388,240
Total number of portfolio holdings	276
Portfolio turnover rate	109%
Total advisory fees paid (000's)	$10,107
PORTFOLIO COMPOSITION - LONG
(% of Total Investments)
PORTFOLIO COMPOSITION - SHORT
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JLPYX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Equity Fund

Class A Shares/Ticker: JUEAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Equity Fund (Class A Shares)	$106	0.94%
How did the Fund Perform?
The JPMorgan U.S. Equity Fund’s Class A Shares, without a sales charge, returned 25.84% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the semiconductors and hardware and media sectors contributed to performance.
  The Fund’s security selection in the utilities and retail sectors detracted from performance.
  The Fund’s overweight allocation to Nvidia and Eaton contributed to performance.
  The Fund’s overweight allocation to NextEra Energy and Bristol Myers Squibb detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Equity Fund (Class A Shares)	September 10, 2001	19.26%	15.04%	12.36%
JPMorgan U.S. Equity Fund (Class A Shares) - excluding sales charge		25.84	16.29	12.97
S&P 500 Index		24.56	15.05	12.86
The performance quoted is past performance and is not a guarantee of future results.  Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan U.S. Equity Fund and the S&P 500 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

KEY FUND STATISTICS
Fund net assets (000's)	$29,813,413
Total number of portfolio holdings	52
Portfolio turnover rate	53%
Total advisory fees paid (000's)	$97,901
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JUEAX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Equity Fund

Class C Shares/Ticker: JUECX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Equity Fund (Class C Shares)	$162	1.44%
How did the Fund Perform?
The JPMorgan U.S. Equity Fund’s Class C Shares, without a sales charge, returned 25.17% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the semiconductors and hardware and media sectors contributed to performance.
  The Fund’s security selection in the utilities and retail sectors detracted from performance.
  The Fund’s overweight allocation to Nvidia and Eaton contributed to performance.
  The Fund’s overweight allocation to NextEra Energy and Bristol Myers Squibb detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Equity Fund (Class C Shares)	September 10, 2001	24.17%	15.71%	12.51%
JPMorgan U.S. Equity Fund (Class C Shares) - excluding sales charge		25.17	15.71	12.51
S&P 500 Index		24.56	15.05	12.86
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan U.S. Equity Fund and the S&P 500 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

KEY FUND STATISTICS
Fund net assets (000's)	$29,813,413
Total number of portfolio holdings	52
Portfolio turnover rate	53%
Total advisory fees paid (000's)	$97,901
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JUECX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Equity Fund

Class I Shares/Ticker: JUESX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Equity Fund (Class I Shares)	$78	0.69%
How did the Fund Perform?
The JPMorgan U.S. Equity Fund’s Class I Shares returned 26.19% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the semiconductors and hardware and media sectors contributed to performance.
  The Fund’s security selection in the utilities and retail sectors detracted from performance.
  The Fund’s overweight allocation to Nvidia and Eaton contributed to performance.
  The Fund’s overweight allocation to NextEra Energy and Bristol Myers Squibb detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Equity Fund (Class I Shares)	September 10, 2001	26.19%	16.59%	13.22%
S&P 500 Index		24.56	15.05	12.86
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan U.S. Equity Fund and the S&P 500 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

KEY FUND STATISTICS
Fund net assets (000's)	$29,813,413
Total number of portfolio holdings	52
Portfolio turnover rate	53%
Total advisory fees paid (000's)	$97,901
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JUESX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Equity Fund

Class L Shares/Ticker: JMUEX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Equity Fund (Class L Shares)	$61	0.54%
How did the Fund Perform?
The JPMorgan U.S. Equity Fund’s Class L Shares returned 26.35% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the semiconductors and hardware and media sectors contributed to performance.
  The Fund’s security selection in the utilities and retail sectors detracted from performance.
  The Fund’s overweight allocation to Nvidia and Eaton contributed to performance.
  The Fund’s overweight allocation to NextEra Energy and Bristol Myers Squibb detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Equity Fund (Class L Shares)	September 17, 1993	26.35%	16.76%	13.38%
S&P 500 Index		24.56	15.05	12.86
The performance quoted is past performance and is not a guarantee of future results.  Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan U.S. Equity Fund and the S&P 500 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

KEY FUND STATISTICS
Fund net assets (000's)	$29,813,413
Total number of portfolio holdings	52
Portfolio turnover rate	53%
Total advisory fees paid (000's)	$97,901
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JMUEX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Equity Fund

Class R2 Shares/Ticker: JUEZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Equity Fund (Class R2 Shares)	$134	1.19%
How did the Fund Perform?
The JPMorgan U.S. Equity Fund’s Class R2 Shares returned 25.50% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the semiconductors and hardware and media sectors contributed to performance.
  The Fund’s security selection in the utilities and retail sectors detracted from performance.
  The Fund’s overweight allocation to Nvidia and Eaton contributed to performance.
  The Fund’s overweight allocation to NextEra Energy and Bristol Myers Squibb detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Equity Fund (Class R2 Shares)	November 3, 2008	25.50%	16.00%	12.68%
S&P 500 Index		24.56	15.05	12.86
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan U.S. Equity Fund and the S&P 500 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

KEY FUND STATISTICS
Fund net assets (000's)	$29,813,413
Total number of portfolio holdings	52
Portfolio turnover rate	53%
Total advisory fees paid (000's)	$97,901
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JUEZX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Equity Fund

Class R3 Shares/Ticker: JUEPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Equity Fund (Class R3 Shares)	$106	0.94%
How did the Fund Perform?
The JPMorgan U.S. Equity Fund’s Class R3 Shares returned 25.82% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the semiconductors and hardware and media sectors contributed to performance.
  The Fund’s security selection in the utilities and retail sectors detracted from performance.
  The Fund’s overweight allocation to Nvidia and Eaton contributed to performance.
  The Fund’s overweight allocation to NextEra Energy and Bristol Myers Squibb detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Equity Fund (Class R3 Shares)	September 9, 2016	25.82%	16.29%	12.96%
S&P 500 Index		24.56	15.05	12.86
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns of Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to Class A Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan U.S. Equity Fund and the S&P 500 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

KEY FUND STATISTICS
Fund net assets (000's)	$29,813,413
Total number of portfolio holdings	52
Portfolio turnover rate	53%
Total advisory fees paid (000's)	$97,901
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JUEPX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Equity Fund

Class R4 Shares/Ticker: JUEQX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Equity Fund (Class R4 Shares)	$78	0.69%
How did the Fund Perform?
The JPMorgan U.S. Equity Fund’s Class R4 Shares returned 26.13% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the semiconductors and hardware and media sectors contributed to performance.
  The Fund’s security selection in the utilities and retail sectors detracted from performance.
  The Fund’s overweight allocation to Nvidia and Eaton contributed to performance.
  The Fund’s overweight allocation to NextEra Energy and Bristol Myers Squibb detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Equity Fund (Class R4 Shares)	September 9, 2016	26.13%	16.58%	13.22%
S&P 500 Index		24.56	15.05	12.86
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan U.S. Equity Fund and the S&P 500 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

KEY FUND STATISTICS
Fund net assets (000's)	$29,813,413
Total number of portfolio holdings	52
Portfolio turnover rate	53%
Total advisory fees paid (000's)	$97,901
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JUEQX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Equity Fund

Class R5 Shares/Ticker: JUSRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Equity Fund (Class R5 Shares)	$61	0.54%
How did the Fund Perform?
The JPMorgan U.S. Equity Fund’s Class R5 Shares returned 26.34% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the semiconductors and hardware and media sectors contributed to performance.
  The Fund’s security selection in the utilities and retail sectors detracted from performance.
  The Fund’s overweight allocation to Nvidia and Eaton contributed to performance.
  The Fund’s overweight allocation to NextEra Energy and Bristol Myers Squibb detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Equity Fund (Class R5 Shares)	May 15, 2006	26.34%	16.76%	13.41%
S&P 500 Index		24.56	15.05	12.86
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan U.S. Equity Fund and the S&P 500 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

KEY FUND STATISTICS
Fund net assets (000's)	$29,813,413
Total number of portfolio holdings	52
Portfolio turnover rate	53%
Total advisory fees paid (000's)	$97,901
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JUSRX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Equity Fund

Class R6 Shares/Ticker: JUEMX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Equity Fund (Class R6 Shares)	$50	0.44%
How did the Fund Perform?
The JPMorgan U.S. Equity Fund’s Class R6 Shares returned 26.43% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the semiconductors and hardware and media sectors contributed to performance.
  The Fund’s security selection in the utilities and retail sectors detracted from performance.
  The Fund’s overweight allocation to Nvidia and Eaton contributed to performance.
  The Fund’s overweight allocation to NextEra Energy and Bristol Myers Squibb detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Equity Fund (Class R6 Shares)	November 30, 2010	26.43%	16.88%	13.51%
S&P 500 Index		24.56	15.05	12.86
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan U.S. Equity Fund and the S&P 500 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

KEY FUND STATISTICS
Fund net assets (000's)	$29,813,413
Total number of portfolio holdings	52
Portfolio turnover rate	53%
Total advisory fees paid (000's)	$97,901
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JUEMX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Research Enhanced Equity Fund

Class A Shares/Ticker: JDEAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Research Enhanced Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Research Enhanced Equity Fund (Class A Shares)	$68	0.60%
How did the Fund Perform?
The JPMorgan U.S. Research Enhanced Equity Fund's Class A Shares, without a sales charge, returned 26.01% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the retail and media sectors contributed to performance.
  Overweight positions in Nvidia and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the telecommunications and REITs sectors detracted from performance.
  An underweight position in Broadcom and an overweight position in Bristol Myers Squibb were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Research Enhanced Equity Fund (Class A Shares)	September 28, 2001	19.38%	14.87%	11.82%
JPMorgan U.S. Research Enhanced Equity Fund (Class A Shares) - excluding sales charge		26.01	16.12	12.42
S&P 500 Index		24.56	15.05	12.86
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan U.S. Research Enhanced Equity Fund and the S&P 500 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

KEY FUND STATISTICS
Fund net assets (000's)	$9,371,634
Total number of portfolio holdings	163
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$15,922
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JDEAX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Research Enhanced Equity Fund

Class I Shares/Ticker: JDESX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Research Enhanced Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Research Enhanced Equity Fund (Class I Shares)	$40	0.35%
How did the Fund Perform?
The JPMorgan U.S. Research Enhanced Equity Fund's Class I Shares returned 26.35% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the retail and media sectors contributed to performance.
  Overweight positions in Nvidia and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the telecommunications and REITs sectors detracted from performance.
  An underweight position in Broadcom and an overweight position in Bristol Myers Squibb were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Research Enhanced Equity Fund (Class I Shares)	September 10, 2001	26.35%	16.42%	12.71%
S&P 500 Index		24.56	15.05	12.86
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan U.S. Research Enhanced Equity Fund and the S&P 500 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

KEY FUND STATISTICS
Fund net assets (000's)	$9,371,634
Total number of portfolio holdings	163
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$15,922
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JDESX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Research Enhanced Equity Fund

Class R6 Shares/Ticker: JDEUX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Research Enhanced Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Research Enhanced Equity Fund (Class R6 Shares)	$28	0.25%
How did the Fund Perform?
The JPMorgan U.S. Research Enhanced Equity Fund's Class R6 Shares returned 26.46% for the year ended ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the retail and media sectors contributed to performance.
  Overweight positions in Nvidia and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the telecommunications and REITs sectors detracted from performance.
  An underweight position in Broadcom and an overweight position in Bristol Myers Squibb were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Research Enhanced Equity Fund (Class R6 Shares)	March 24, 2003	26.46%	16.53%	12.86%
S&P 500 Index		24.56	15.05	12.86
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan U.S. Research Enhanced Equity Fund and the S&P 500 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

KEY FUND STATISTICS
Fund net assets (000's)	$9,371,634
Total number of portfolio holdings	163
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$15,922
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JDEUX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. GARP Equity Fund

Class A Shares/Ticker: JIGAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. GARP Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. GARP Equity Fund (Class A Shares)	$99	0.84%
How did the Fund Perform?
The JPMorgan U.S. GARP Equity Fund's Class A Shares, without a sales charge, returned 35.28% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Growth Index returned 33.48% for the year ended June 30, 2024.
  The Fund’s security selection in the information technology and industrials sectors contributed to performance.
  Underweight positions in Apple and Accenture were among the top contributors to performance.
  The Fund’s security selection in the utilities and energy sectors detracted from performance.
  Underweight positions in Broadcom and Eli Lilly were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. GARP Equity Fund (Class A Shares)	February 19, 2005	28.18%	16.65%	14.19%
JPMorgan U.S. GARP Equity Fund (Class A Shares) - excluding sales charge		35.28	17.92	14.81
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Growth Index		33.48	19.34	16.33
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan U.S. GARP Equity Fund, the Russell 1000 Index and the Russell 1000 Growth Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$1,514,382
Total number of portfolio holdings	92
Portfolio turnover rate	46%
Total advisory fees paid (000's)	$3,326
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. “Significant Holdings Risk” was added to note that although the Fund is classified as “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities. “Technology Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JIGAX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. GARP Equity Fund

Class C Shares/Ticker: JCICX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. GARP Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. GARP Equity Fund (Class C Shares)	$157	1.34%
How did the Fund Perform?
The JPMorgan U.S. GARP Equity Fund's Class C Shares, without a sales charge, returned 34.60% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Growth Index returned 33.48% for the year ended June 30, 2024.
  The Fund’s security selection in the information technology and industrials sectors contributed to performance.
  Underweight positions in Apple and Accenture were among the top contributors to performance.
  The Fund’s security selection in the utilities and energy sectors detracted from performance.
  Underweight positions in Broadcom and Eli Lilly were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. GARP Equity Fund (Class C Shares)	February 19, 2005	33.60%	17.33%	14.35%
JPMorgan U.S. GARP Equity Fund (Class C Shares) - excluding sales charge		34.60	17.33	14.35
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Growth Index		33.48	19.34	16.33
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan U.S. GARP Equity Fund, the Russell 1000 Index and the Russell 1000 Growth Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$1,514,382
Total number of portfolio holdings	92
Portfolio turnover rate	46%
Total advisory fees paid (000's)	$3,326
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. “Significant Holdings Risk” was added to note that although the Fund is classified as “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities. “Technology Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JCICX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. GARP Equity Fund

Class I Shares/Ticker: JPGSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. GARP Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. GARP Equity Fund (Class I Shares)	$69	0.59%
How did the Fund Perform?
The JPMorgan U.S. GARP Equity Fund's Class I Shares returned 35.61% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Growth Index returned 33.48% for the year ended June 30, 2024.
  The Fund’s security selection in the information technology and industrials sectors contributed to performance.
  Underweight positions in Apple and Accenture were among the top contributors to performance.
  The Fund’s security selection in the utilities and energy sectors detracted from performance.
  Underweight positions in Broadcom and Eli Lilly were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. GARP Equity Fund (Class I Shares)	February 28, 2003	35.61%	18.22%	15.10%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Growth Index		33.48	19.34	16.33
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan U.S. GARP Equity Fund, the Russell 1000 Index and the Russell 1000 Growth Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$1,514,382
Total number of portfolio holdings	92
Portfolio turnover rate	46%
Total advisory fees paid (000's)	$3,326
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. “Significant Holdings Risk” was added to note that although the Fund is classified as “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities. “Technology Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JPGSX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. GARP Equity Fund

Class R2 Shares/Ticker: JIGZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. GARP Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. GARP Equity Fund (Class R2 Shares)	$128	1.09%
How did the Fund Perform?
The JPMorgan U.S. GARP Equity Fund's Class R2 Shares returned 34.95% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Growth Index returned 33.48% for the year ended June 30, 2024.
  The Fund’s security selection in the information technology and industrials sectors contributed to performance.
  Underweight positions in Apple and Accenture were among the top contributors to performance.
  The Fund’s security selection in the utilities and energy sectors detracted from performance.
  Underweight positions in Broadcom and Eli Lilly were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. GARP Equity Fund (Class R2 Shares)	November 3, 2008	34.95%	17.63%	14.52%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Growth Index		33.48	19.34	16.33
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan U.S. GARP Equity Fund, the Russell 1000 Index and the Russell 1000 Growth Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$1,514,382
Total number of portfolio holdings	92
Portfolio turnover rate	46%
Total advisory fees paid (000's)	$3,326
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. “Significant Holdings Risk” was added to note that although the Fund is classified as “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities. “Technology Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JIGZX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. GARP Equity Fund

Class R5 Shares/Ticker: JGIRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. GARP Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. GARP Equity Fund (Class R5 Shares)	$52	0.44%
How did the Fund Perform?
The JPMorgan U.S. GARP Equity Fund's Class R5 Shares returned 35.82% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Growth Index returned 33.48% for the year ended June 30, 2024.
  The Fund’s security selection in the information technology and industrials sectors contributed to performance.
  Underweight positions in Apple and Accenture were among the top contributors to performance to performance.
  The Fund’s security selection in the utilities and energy sectors detracted from performance.
  Underweight positions in Broadcom and Eli Lilly were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. GARP Equity Fund (Class R5 Shares)	May 15, 2006	35.82%	18.39%	15.29%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Growth Index		33.48	19.34	16.33
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan U.S. GARP Equity Fund, the Russell 1000 Index and the Russell 1000 Growth Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$1,514,382
Total number of portfolio holdings	92
Portfolio turnover rate	46%
Total advisory fees paid (000's)	$3,326
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. “Significant Holdings Risk” was added to note that although the Fund is classified as “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities. “Technology Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JGIRX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. GARP Equity Fund

Class R6 Shares/Ticker: JGISX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. GARP Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. GARP Equity Fund (Class R6 Shares)	$40	0.34%
How did the Fund Perform?
The JPMorgan U.S. GARP Equity Fund's Class R6 Shares returned 35.96% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Growth Index returned 33.48% for the year ended June 30, 2024.
  The Fund’s security selection in the information technology and industrials sectors contributed to performance.
  Underweight positions in Apple and Accenture were among the top contributors to performance.
  The Fund’s security selection in the utilities and energy sectors detracted from performance.
  Underweight positions in Broadcom and Eli Lilly were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. GARP Equity Fund (Class R6 Shares)	November 2, 2015	35.96%	18.51%	15.38%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Growth Index		33.48	19.34	16.33
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to their inception date are based on the performance of Class R5 Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan U.S. GARP Equity Fund, the Russell 1000 Index and the Russell 1000 Growth Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$1,514,382
Total number of portfolio holdings	92
Portfolio turnover rate	46%
Total advisory fees paid (000's)	$3,326
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. “Significant Holdings Risk” was added to note that although the Fund is classified as “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities. “Technology Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JGISX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Sustainable Leaders Fund

Class A Shares/Ticker: JICAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Sustainable Leaders Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Sustainable Leaders Fund (Class A Shares)	$73	0.64%
How did the Fund Perform?
The JPMorgan U.S. Sustainable Leaders Fund's Class A Shares, without a sales charge, returned 27.64% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the industrials and consumer staples sectors contributed to performance.
  Overweight positions in Costco and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the utilities and communication services sectors detracted from performance.
  Underweight positions in Meta and Broadcom were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Sustainable Leaders Fund (Class A Shares)	February 19, 2005	20.93%	13.50%	11.42%
JPMorgan U.S. Sustainable Leaders Fund (Class A Shares) - excluding sales charge		27.64	14.73	12.02
S&P 500 Index		24.56	15.05	12.86
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan U.S. Sustainable Leaders Fund and the S&P 500 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Effective November 1, 2016, and subsequently effective 8/17/20, the Fund changed its investment strategies and certain investment policies. Although past performance is not necessarily an indication of how the Fund will perform in the future, in view of these changes, the Fund’s performance record prior to these periods might be less relevant for investors considering whether to purchase shares of the Fund.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

KEY FUND STATISTICS
Fund net assets (000's)	$217,471
Total number of portfolio holdings	76
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$402
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financials Sector Risk”, “Healthcare Sector Risk”, “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JICAX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Sustainable Leaders Fund

Class C Shares/Ticker: JICCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Sustainable Leaders Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Sustainable Leaders Fund (Class C Shares)	$129	1.14%
How did the Fund Perform?
The JPMorgan U.S. Sustainable Leaders Fund's Class C Shares, without a sales charge, returned 27.01% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the industrials and consumer staples sectors contributed to performance.
  Overweight positions in Costco and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the utilities and communication services sectors detracted from performance.
  Underweight positions in Meta and Broadcom were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Sustainable Leaders Fund (Class C Shares)	February 19, 2005	26.01%	14.16%	11.58%
JPMorgan U.S. Sustainable Leaders Fund (Class C Shares) - excluding sales charge		27.01	14.16	11.58
S&P 500 Index		24.56	15.05	12.86
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan U.S. Sustainable Leaders Fund and the S&P 500 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Effective November 1, 2016, and subsequently effective 8/17/20, the Fund changed its investment strategies and certain investment policies. Although past performance is not necessarily an indication of how the Fund will perform in the future, in view of these changes, the Fund’s performance record prior to these periods might be less relevant for investors considering whether to purchase shares of the Fund.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

KEY FUND STATISTICS
Fund net assets (000's)	$217,471
Total number of portfolio holdings	76
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$402
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financials Sector Risk”, “Healthcare Sector Risk”, “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JICCX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Sustainable Leaders Fund

Class I Shares/Ticker: JIISX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Sustainable Leaders Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Sustainable Leaders Fund (Class I Shares)	$44	0.39%
How did the Fund Perform?
The JPMorgan U.S. Sustainable Leaders Fund's Class I Shares returned 27.95% for the year ended ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the industrials and consumer staples sectors contributed to performance.
  Overweight positions in Costco and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the utilities and communication services sectors detracted from performance.
  Underweight positions in Meta and Broadcom were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Sustainable Leaders Fund (Class I Shares)	February 28, 2003	27.95%	15.02%	12.31%
S&P 500 Index		24.56	15.05	12.86
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan U.S. Sustainable Leaders Fund and the S&P 500 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Effective November 1, 2016, and subsequently effective 8/17/20, the Fund changed its investment strategies and certain investment policies. Although past performance is not necessarily an indication of how the Fund will perform in the future, in view of these changes, the Fund’s performance record prior to these periods might be less relevant for investors considering whether to purchase shares of the Fund.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

KEY FUND STATISTICS
Fund net assets (000's)	$217,471
Total number of portfolio holdings	76
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$402
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financials Sector Risk”, “Healthcare Sector Risk”, “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JIISX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Sustainable Leaders Fund

Class R6 Shares/Ticker: JIIGX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Sustainable Leaders Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Sustainable Leaders Fund (Class R6 Shares)	$39	0.34%
How did the Fund Perform?
The JPMorgan U.S. Sustainable Leaders Fund's Class R6 Shares returned 28.03% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the industrials and consumer staples sectors contributed to performance.
  Overweight positions in Costco and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the utilities and communication services sectors detracted from performance.
  Underweight positions in Meta and Broadcom were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Sustainable Leaders Fund (Class R6 Shares)	September 30, 2020	28.03%	15.06%	12.33%
S&P 500 Index		24.56	15.05	12.86
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan U.S. Sustainable Leaders Fund and the S&P 500 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Effective November 1, 2016, and subsequently effective 8/17/20, the Fund changed its investment strategies and certain investment policies. Although past performance is not necessarily an indication of how the Fund will perform in the future, in view of these changes, the Fund’s performance record prior to these periods might be less relevant for investors considering whether to purchase shares of the Fund.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

KEY FUND STATISTICS
Fund net assets (000's)	$217,471
Total number of portfolio holdings	76
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$402
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financials Sector Risk”, “Healthcare Sector Risk”, “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JIIGX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Value Fund

Class A Shares/Ticker: VGRIX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Value Fund (Class A Shares)	$100	0.94%
How did the Fund Perform?
The JPMorgan US Value Fund’s Class A Shares, without a sales charge, returned 13.71% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the communication services and health care sectors contributed to performance.
  Overweight allocations to Meta and Wells Fargo contributed to performance.
  The Fund’s security selection in the industrials and energy sectors detracted from performance.
  Underweight allocations to JPMorgan and GE Aerospace detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Value Fund (Class A Shares)	September 23, 1987	7.74%	9.83%	8.98%
JPMorgan U.S. Value Fund (Class A Shares) - excluding sales charge		13.71	11.02	9.57
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan U.S. Value Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index, which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$5,697,988
Total number of portfolio holdings	91
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$19,122
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
VGRIX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Value Fund

Class C Shares/Ticker: VGICX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Value Fund (Class C Shares)	$153	1.44%
How did the Fund Perform?
The JPMorgan US Value Fund’s Class C Shares, without a sales charge, returned 13.14% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the communication services and health care sectors contributed to performance.
  Overweight allocations to Meta and Wells Fargo contributed to performance.
  The Fund’s security selection in the industrials and energy sectors detracted from performance.
  Underweight allocations to JPMorgan and GE Aerospace detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Value Fund (Class C Shares)	January 2, 1998	12.14%	10.46%	9.12%
JPMorgan U.S. Value Fund (Class C Shares) - excluding sales charge		13.14	10.46	9.12
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan U.S. Value Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index, which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$5,697,988
Total number of portfolio holdings	91
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$19,122
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
VGICX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Value Fund

Class I Shares/Ticker: VGIIX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Value Fund (Class I Shares)	$74	0.69%
How did the Fund Perform?
The JPMorgan US Value Fund’s Class I Shares returned 13.98% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the communication services and health care sectors contributed to performance.
  Overweight allocations to Meta and Wells Fargo contributed to performance.
  The Fund’s security selection in the industrials and energy sectors detracted from performance.
  Underweight allocations to JPMorgan and GE Aerospace detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Value Fund (Class I Shares)	January 25, 1996	13.98%	11.30%	9.84%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan U.S. Value Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index, which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$5,697,988
Total number of portfolio holdings	91
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$19,122
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
VGIIX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Value Fund

Class R2 Shares/Ticker: VGRTX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Value Fund (Class R2 Shares)	$127	1.19%
How did the Fund Perform?
The JPMorgan US Value Fund’s Class R2 Shares returned 13.42% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the communication services and health care sectors contributed to performance.
  Overweight allocations to Meta and Wells Fargo contributed to performance.
  The Fund’s security selection in the industrials and energy sectors detracted from performance.
  Underweight allocations to JPMorgan and GE Aerospace detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Value Fund (Class R2 Shares)	November 2, 2015	13.42%	10.74%	9.33%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R2 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan U.S. Value Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index, which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$5,697,988
Total number of portfolio holdings	91
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$19,122
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
VGRTX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Value Fund

Class R3 Shares/Ticker: JGAVX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Value Fund (Class R3 Shares)	$100	0.94%
How did the Fund Perform?
The JPMorgan US Value Fund’s Class R3 Shares returned 13.72% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the communication services and health care sectors contributed to performance.
  Overweight allocations to Meta and Wells Fargo contributed to performance.
  The Fund’s security selection in the industrials and energy sectors detracted from performance.
  Underweight allocations to JPMorgan and GE Aerospace detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Value Fund (Class R3 Shares)	July 31, 2017	13.72%	11.02%	9.57%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 Shares prior to their inception date are based on the performance of the Class A Shares. The actual returns of Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to Class A Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan U.S. Value Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index, which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$5,697,988
Total number of portfolio holdings	91
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$19,122
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JGAVX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Value Fund

Class R4 Shares/Ticker: JGRUX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Value Fund (Class R4 Shares)	$74	0.69%
How did the Fund Perform?
The JPMorgan US Value Fund’s Class R4 Shares returned 13.99% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the communication services and health care sectors contributed to performance.
  Overweight allocations to Meta and Wells Fargo contributed to performance.
  The Fund’s security selection in the industrials and energy sectors detracted from performance.
  Underweight allocations to JPMorgan and GE Aerospace detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Value Fund (Class R4 Shares)	July 31, 2017	13.99%	11.30%	9.84%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R4 Shares prior to their inception date are based on the performance of the Class I Shares. The actual returns of Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses to Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan U.S. Value Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index, which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$5,697,988
Total number of portfolio holdings	91
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$19,122
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JGRUX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Value Fund

Class R5 Shares/Ticker: VGIFX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Value Fund (Class R5 Shares)	$58	0.54%
How did the Fund Perform?
The JPMorgan US Value Fund’s Class R5 Shares returned 14.16% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the communication services and health care sectors contributed to performance.
  Overweight allocations to Meta and Wells Fargo contributed to performance.
  The Fund’s security selection in the industrials and energy sectors detracted from performance.
  Underweight allocations to JPMorgan and GE Aerospace detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Value Fund (Class R5 Shares)	November 2, 2015	14.16%	11.46%	9.99%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R5 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan U.S. Value Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index, which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$5,697,988
Total number of portfolio holdings	91
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$19,122
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
VGIFX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Value Fund

Class R6 Shares/Ticker: VGINX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Value Fund (Class R6 Shares)	$47	0.44%
How did the Fund Perform?
The JPMorgan US Value Fund’s Class R6 Shares returned 14.27% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the communication services and health care sectors contributed to performance.
  Overweight allocations to Meta and Wells Fargo contributed to performance.
  The Fund’s security selection in the industrials and energy sectors detracted from performance.
  Underweight allocations to JPMorgan and GE Aerospace detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Value Fund (Class R6 Shares)	November 2, 2015	14.27%	11.58%	10.07%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan U.S. Value Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index, which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$5,697,988
Total number of portfolio holdings	91
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$19,122
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
VGINX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Hedged Equity Fund

Class A Shares/Ticker: JHQAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Hedged Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity Fund (Class A Shares)	$88	0.82%
How did the Fund Perform?
The JPMorgan Hedged Equity Fund Class A Shares, without a sales charge, returned 13.38% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 56% of the Index’s positive return with 69% of its volatility.
  The Fund’s security selection in the retail and media sectors contributed to performance.
  Overweight positions in Nvidia and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the telecommunications and REITs sectors detracted from performance.
  An underweight position in Broadcom and an overweight position in Bristol Myers Squibb were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Hedged Equity Fund (Class A Shares)	December 13, 2013	7.42%	8.58%	7.34%
JPMorgan Hedged Equity Fund (Class A Shares) - excluding sales charge		13.38	9.76	7.92
S&P 500 Index		24.56	15.05	12.86
ICE BofA 3-Month US Treasury Bill Index		5.42	2.17	1.52
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Hedged Equity Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$19,691,450
Total number of portfolio holdings	166
Portfolio turnover rate	37%
Total advisory fees paid (000's)	$42,497
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JHQAX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Hedged Equity Fund

Class C Shares/Ticker: JHQCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Hedged Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity Fund (Class C Shares)	$141	1.32%
How did the Fund Perform?
The JPMorgan Hedged Equity Fund Class C Shares, without a sales charge, returned 12.82% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 56% of the Index’s positive return with 69% of its volatility.
  The Fund’s security selection in the retail and media sectors contributed to performance.
  Overweight positions in Nvidia and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the telecommunications and REITs sectors detracted from performance.
  An underweight position in Broadcom and an overweight position in Bristol Myers Squibb were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Hedged Equity Fund (Class C Shares)	December 13, 2013	11.82%	9.21%	7.50%
JPMorgan Hedged Equity Fund (Class C Shares) - excluding sales charge		12.82	9.21	7.50
S&P 500 Index		24.56	15.05	12.86
ICE BofA 3-Month US Treasury Bill Index		5.42	2.17	1.52
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Hedged Equity Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$19,691,450
Total number of portfolio holdings	166
Portfolio turnover rate	37%
Total advisory fees paid (000's)	$42,497
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JHQCX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Hedged Equity Fund

Class I Shares/Ticker: JHEQX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Hedged Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity Fund (Class I Shares)	$61	0.57%
How did the Fund Perform?
The JPMorgan Hedged Equity Fund Class I Shares returned 13.69% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 56% of the Index’s positive return with 69% of its volatility.
  The Fund’s security selection in the retail and media sectors contributed to performance.
  Overweight positions in Nvidia and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the telecommunications and REITs sectors detracted from performance.
  An underweight position in Broadcom and an overweight position in Bristol Myers Squibb were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Hedged Equity Fund (Class I Shares)	December 13, 2013	13.69%	10.04%	8.20%
S&P 500 Index		24.56	15.05	12.86
ICE BofA 3-Month US Treasury Bill Index		5.42	2.17	1.52
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Hedged Equity Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$19,691,450
Total number of portfolio holdings	166
Portfolio turnover rate	37%
Total advisory fees paid (000's)	$42,497
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JHEQX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Hedged Equity Fund

Class R5 Shares/Ticker: JHQPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Hedged Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity Fund (Class R5 Shares)	$45	0.42%
How did the Fund Perform?
The JPMorgan Hedged Equity Fund Class R5 Shares returned 13.83% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 56% of the Index’s positive return with 69% of its volatility.
  The Fund’s security selection in the retail and media sectors contributed to performance.
  Overweight positions in Nvidia and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the telecommunications and REITs sectors detracted from performance.
  An underweight position in Broadcom and an overweight position in Bristol Myers Squibb were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Hedged Equity Fund (Class R5 Shares)	December 13, 2013	13.83%	10.19%	8.37%
S&P 500 Index		24.56	15.05	12.86
ICE BofA 3-Month US Treasury Bill Index		5.42	2.17	1.52
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan Hedged Equity Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$19,691,450
Total number of portfolio holdings	166
Portfolio turnover rate	37%
Total advisory fees paid (000's)	$42,497
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JHQPX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Hedged Equity Fund

Class R6 Shares/Ticker: JHQRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Hedged Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity Fund (Class R6 Shares)	$34	0.32%
How did the Fund Perform?
The JPMorgan Hedged Equity Fund Class R6 Shares returned 13.98% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 56% of the Index’s positive return with 69% of its volatility.
  The Fund’s security selection in the retail and media sectors contributed to performance.
  Overweight positions in Nvidia and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the telecommunications and REITs sectors detracted from performance.
  An underweight position in Broadcom and an overweight position in Bristol Myers Squibb were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Hedged Equity Fund (Class R6 Shares)	December 13, 2013	13.98%	10.32%	8.46%
S&P 500 Index		24.56	15.05	12.86
ICE BofA 3-Month US Treasury Bill Index		5.42	2.17	1.52
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Hedged Equity Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$19,691,450
Total number of portfolio holdings	166
Portfolio turnover rate	37%
Total advisory fees paid (000's)	$42,497
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JHQRX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Small Cap Equity Fund

Class A Shares/Ticker: VSEAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Equity Fund (Class A Shares)	$129	1.24%
How did the Fund Perform?
The JPMorgan Small Cap Equity Fund's Class A Shares (without sales charge) returned 6.84% for the year ended June 30, 2024. The Russell 3000 index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the technology and consumer discretionary sectors detracted from performance.
  A lack of exposure to Super Micro Computer and an overweight allocation to Driven Brands detracted from performance.
  The Fund’s security selection in the financials and consumer staples sectors contributed to performance.
  Overweight allocations to MACOM Technology Solutions and StepStone Group contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Equity Fund (Class A Shares)	December 20, 1994	1.23%	5.55%	7.23%
JPMorgan Small Cap Equity Fund (Class A Shares) - excluding sales charge		6.84	6.69	7.81
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Small Cap Equity Fund, the Russell 3000 Index and the Russell 2000 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements,performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights,which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$4,571,043
Total number of portfolio holdings	103
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$33,087
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
VSEAX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Small Cap Equity Fund

Class C Shares/Ticker: JSECX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Equity Fund (Class C Shares)	$181	1.75%
How did the Fund Perform?
The JPMorgan Small Cap Equity Fund's Class C Shares (without sales charge) returned 6.31% for the year ended June 30, 2024. The Russell 3000 index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the technology and consumer discretionary sectors detracted from performance.
  A lack of exposure to Super Micro Computer and an overweight allocation to Driven Brands detracted from performance.
  The Fund’s security selection in the financials and consumer staples sectors contributed to performance.
  Overweight allocations to MACOM Technology Solutions and StepStone Group contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Equity Fund (Class C Shares)	February 19, 2005	5.31%	6.17%	7.39%
JPMorgan Small Cap Equity Fund (Class C Shares) - excluding sales charge		6.31	6.17	7.39
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Small Cap Equity Fund, the Russell 3000 Index and the Russell 2000 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements,performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years,the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights,which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$4,571,043
Total number of portfolio holdings	103
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$33,087
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSECX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Small Cap Equity Fund

Class I Shares/Ticker: VSEIX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Equity Fund (Class I Shares)	$102	0.99%
How did the Fund Perform?
The JPMorgan Small Cap Equity Fund's Class I Shares returned 7.12% for the year ended June 30, 2024. The Russell 3000 index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the technology and consumer discretionary sectors detracted from performance.
  A lack of exposure to Super Micro Computer and an overweight allocation to Driven Brands detracted from performance.
  The Fund’s security selection in the financials and consumer staples sectors contributed to performance.
  Overweight allocations to MACOM Technology Solutions and StepStone Group contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Equity Fund (Class I Shares)	May 7, 1996	7.12%	6.98%	8.11%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Small Cap Equity Fund, the Russell 3000 Index and the Russell 2000 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements,performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights,which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$4,571,043
Total number of portfolio holdings	103
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$33,087
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
VSEIX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Small Cap Equity Fund

Class R2 Shares/Ticker: JSEZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Equity Fund (Class R2 Shares)	$154	1.49%
How did the Fund Perform?
The JPMorgan Small Cap Equity Fund's Class R2 Shares returned 6.59% for the year ended June 30, 2024. The Russell 3000 index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the technology and consumer discretionary sectors detracted from performance.
  A lack of exposure to Super Micro Computer and an overweight allocation to Driven Brands detracted from performance.
  The Fund’s security selection in the financials and consumer staples sectors contributed to performance.
  Overweight allocations to MACOM Technology Solutions and StepStone Group contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Equity Fund (Class R2 Shares)	November 3, 2008	6.59%	6.45%	7.56%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan Small Cap Equity Fund, the Russell 3000 Index and the Russell 2000 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements,performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights,which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$4,571,043
Total number of portfolio holdings	103
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$33,087
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSEZX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Small Cap Equity Fund

Class R3 Shares/Ticker: JSEPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Equity Fund (Class R3 Shares)	$129	1.25%
How did the Fund Perform?
The JPMorgan Small Cap Equity Fund's Class R3 Shares returned 6.83% for the year ended June 30, 2024. The Russell 3000 index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the technology and consumer discretionary sectors detracted from performance.
  A lack of exposure to Super Micro Computer and an overweight allocation to Driven Brands detracted from performance.
  The Fund’s security selection in the financials and consumer staples sectors contributed to performance.
  Overweight allocations to MACOM Technology Solutions and StepStone Group contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Equity Fund (Class R3 Shares)	September 9, 2016	6.83%	6.71%	7.83%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns of Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to Class A Shares at time of launch.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan Small Cap Equity Fund, the Russell 3000 Index and the Russell 2000 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements,performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights,which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$4,571,043
Total number of portfolio holdings	103
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$33,087
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSEPX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Small Cap Equity Fund

Class R4 Shares/Ticker: JSEQX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Equity Fund (Class R4 Shares)	$102	0.99%
How did the Fund Perform?
The JPMorgan Small Cap Equity Fund's Class R4 Shares returned 7.12% for the year ended June 30, 2024. The Russell 3000 index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the technology and consumer discretionary sectors detracted from performance.
  A lack of exposure to Super Micro Computer and an overweight allocation to Driven Brands detracted from performance.
  The Fund’s security selection in the financials and consumer staples sectors contributed to performance.
  Overweight allocations to MACOM Technology Solutions and StepStone Group contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Equity Fund (Class R4 Shares)	September 9, 2016	7.12%	6.98%	8.11%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses to Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan Small Cap Equity Fund, the Russell 3000 Index and the Russell 2000 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements,performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights,which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$4,571,043
Total number of portfolio holdings	103
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$33,087
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSEQX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Small Cap Equity Fund

Class R5 Shares/Ticker: JSERX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Equity Fund (Class R5 Shares)	$83	0.80%
How did the Fund Perform?
The JPMorgan Small Cap Equity Fund's Class R5 Shares returned 7.33% for the year ended June 30, 2024. The Russell 3000 index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the technology and consumer discretionary sectors detracted from performance.
  A lack of exposure to Super Micro Computer and an overweight allocation to Driven Brands detracted from performance.
  The Fund’s security selection in the financials and consumer staples sectors contributed to performance.
  Overweight allocations to MACOM Technology Solutions and StepStone Group contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Equity Fund (Class R5 Shares)	May 15, 2006	7.33%	7.19%	8.32%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan Small Cap Equity Fund, the Russell 3000 Index and the Russell 2000 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements,performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights,which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$4,571,043
Total number of portfolio holdings	103
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$33,087
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSERX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Small Cap Equity Fund

Class R6 Shares/Ticker: VSENX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Equity Fund (Class R6 Shares)	$77	0.74%
How did the Fund Perform?
The JPMorgan Small Cap Equity Fund's Class R6 Shares returned 7.39% for the year ended June 30, 2024. The Russell 3000 index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the technology and consumer discretionary sectors detracted from performance.
  A lack of exposure to Super Micro Computer and an overweight allocation to Driven Brands detracted from performance.
  The Fund’s security selection in the financials and consumer staples sectors contributed to performance.
  Overweight allocations to MACOM Technology Solutions and StepStone Group contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Equity Fund (Class R6 Shares)	May 31, 2016	7.39%	7.25%	8.37%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to their inception date are based on the performance of the Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Small Cap Equity Fund, the Russell 3000 Index and the Russell 2000 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements,performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights,which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$4,571,043
Total number of portfolio holdings	103
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$33,087
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
VSENX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Small Company Fund

Class A Shares/Ticker: JTUAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Small Company Fund (Class A Shares)	$126	1.19%
How did the Fund Perform?
The JPMorgan U.S. Small Company Fund's Class A Shares (without sales charge) returned 11.63% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the systems hardware and industrial cyclical sectors contributed to performance.
  Overweight positions in Viking Therapeutics and Super Micro Computer were among the top contributors.
  The Fund’s security selection in the pharmaceutical and finance sectors detracted from performance.
  Overweight positions in Acelyrin and Sonos were among the top detractors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Small Company Fund (Class A Shares)	November 1, 2007	5.79%	8.13%	6.51%
JPMorgan U.S. Small Company Fund (Class A Shares) - excluding sales charge		11.63	9.29	7.08
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan U.S. Small Company Fund, the Russell 3000 Index and the Russell 2000 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements,performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights,which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$959,584
Total number of portfolio holdings	496
Portfolio turnover rate	61%
Total advisory fees paid (000's)	$5,507
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financials Sector Risk”, “Healthcare Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JTUAX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Small Company Fund

Class C Shares/Ticker: JTUCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Small Company Fund (Class C Shares)	$178	1.69%
How did the Fund Perform?
The JPMorgan U.S. Small Company Fund's Class C Shares (without sales charge) returned 11.00% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the systems hardware and industrial cyclical sectors contributed to performance.
  Overweight positions in Viking Therapeutics and Super Micro Computer were among the top contributors.
  The Fund’s security selection in the pharmaceutical and finance sectors detracted from performance.
  Overweight positions in Acelyrin and Sonos were among the top detractors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Small Company Fund (Class C Shares)	November 1, 2007	10.00%	8.73%	6.64%
JPMorgan U.S. Small Company Fund (Class C Shares) - excluding sales charge		11.00	8.73	6.64
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan U.S. Small Company Fund, the Russell 3000 Index and the Russell 2000 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements,performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years,the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights,which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$959,584
Total number of portfolio holdings	496
Portfolio turnover rate	61%
Total advisory fees paid (000's)	$5,507
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financials Sector Risk”, “Healthcare Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JTUCX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Small Company Fund

Class I Shares/Ticker: JSCSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Small Company Fund (Class I Shares)	$99	0.94%
How did the Fund Perform?
The JPMorgan U.S. Small Company Fund's Class I Shares returned 11.88% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the systems hardware and industrial cyclical sectors contributed to performance.
  Overweight positions in Viking Therapeutics and Super Micro Computer were among the top contributors.
  The Fund’s security selection in the pharmaceutical and finance sectors detracted from performance.
  Overweight positions in Acelyrin and Sonos were among the top detractors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Small Company Fund (Class I Shares)	September 10, 2001	11.88%	9.56%	7.35%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan U.S. Small Company Fund, the Russell 3000 Index and the Russell 2000 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements,performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights,which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$959,584
Total number of portfolio holdings	496
Portfolio turnover rate	61%
Total advisory fees paid (000's)	$5,507
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financials Sector Risk”, “Healthcare Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSCSX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Small Company Fund

Class L Shares/Ticker: JUSSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Small Company Fund (Class L Shares)	$87	0.82%
How did the Fund Perform?
The JPMorgan U.S. Small Company Fund's Class L Shares returned 12.03% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the systems hardware and industrial cyclical sectors contributed to performance.
  Overweight positions in Viking Therapeutics and Super Micro Computer were among the top contributors.
  The Fund’s security selection in the pharmaceutical and finance sectors detracted from performance.
  Overweight positions in Acelyrin and Sonos were among the top detractors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Small Company Fund (Class L Shares)	November 4, 1993	12.03%	9.73%	7.52%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan U.S. Small Company Fund, the Russell 3000 Index and the Russell 2000 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements,performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights,which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$959,584
Total number of portfolio holdings	496
Portfolio turnover rate	61%
Total advisory fees paid (000's)	$5,507
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financials Sector Risk”, “Healthcare Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JUSSX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Small Company Fund

Class R2 Shares/Ticker: JSCZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Small Company Fund (Class R2 Shares)	$157	1.48%
How did the Fund Perform?
The JPMorgan U.S. Small Company Fund's Class R2 Shares returned 11.22% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the systems hardware and industrial cyclical sectors contributed to performance.
  Overweight positions in Viking Therapeutics and Super Micro Computer were among the top contributors.
  The Fund’s security selection in the pharmaceutical and finance sectors detracted from performance.
  Overweight positions in Acelyrin and Sonos were among the top detractors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Small Company Fund (Class R2 Shares)	November 1, 2011	11.22%	8.98%	6.79%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan U.S. Small Company Fund, the Russell 3000 Index and the Russell 2000 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements,performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights,which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$959,584
Total number of portfolio holdings	496
Portfolio turnover rate	61%
Total advisory fees paid (000's)	$5,507
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financials Sector Risk”, “Healthcare Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSCZX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Small Company Fund

Class R3 Shares/Ticker: JUSPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Small Company Fund (Class R3 Shares)	$129	1.22%
How did the Fund Perform?
The JPMorgan U.S. Small Company Fund's Class R3 Shares returned 11.56% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the systems hardware and industrial cyclical sectors contributed to performance.
  Overweight positions in Viking Therapeutics and Super Micro Computer were among the top contributors.
  The Fund’s security selection in the pharmaceutical and finance sectors detracted from performance.
  Overweight positions in Acelyrin and Sonos were among the top detractors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Small Company Fund (Class R3 Shares)	September 9, 2016	11.56%	9.28%	7.08%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 Shares prior to their inception date are based on the performance of the Class A Shares. The actual returns for Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to Class A Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan U.S. Small Company Fund, the Russell 3000 Index and the Russell 2000 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements,performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights,which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$959,584
Total number of portfolio holdings	496
Portfolio turnover rate	61%
Total advisory fees paid (000's)	$5,507
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financials Sector Risk”, “Healthcare Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JUSPX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Small Company Fund

Class R4 Shares/Ticker: JUSQX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Small Company Fund (Class R4 Shares)	$103	0.97%
How did the Fund Perform?
The JPMorgan U.S. Small Company Fund's Class R4 Shares returned 11.84% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the systems hardware and industrial cyclical sectors contributed to performance.
  Overweight positions in Viking Therapeutics and Super Micro Computer were among the top contributors.
  The Fund’s security selection in the pharmaceutical and finance sectors detracted from performance.
  Overweight positions in Acelyrin and Sonos were among the top detractors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Small Company Fund (Class R4 Shares)	September 9, 2016	11.84%	9.54%	7.34%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R4 Shares prior to their inception date are based on theperformance of the Class I Shares. The actual returns for Class R4 Shares wouldhave been similar to those shown because Class R4 Shares have similarexpenses to Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan U.S. Small Company Fund, the Russell 3000 Index and the Russell 2000 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements,performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights,which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$959,584
Total number of portfolio holdings	496
Portfolio turnover rate	61%
Total advisory fees paid (000's)	$5,507
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financials Sector Risk”, “Healthcare Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JUSQX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Small Company Fund

Class R5 Shares/Ticker: JUSYX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Small Company Fund (Class R5 Shares)	$87	0.82%
How did the Fund Perform?
The JPMorgan U.S. Small Company Fund's Class R5 Shares returned 12.05% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the systems hardware and industrial cyclical sectors contributed to performance.
  Overweight positions in Viking Therapeutics and Super Micro Computer were among the top contributors.
  The Fund’s security selection in the pharmaceutical and finance sectors detracted from performance.
  Overweight positions in Acelyrin and Sonos were among the top detractors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Small Company Fund (Class R5 Shares)	September 9, 2016	12.05%	9.73%	7.52%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R5 Shares prior to their inception date are based on the performance of the Class L Shares. The actual returns of Class R5 Shares would have been similar to those shown because Class R5 Shares have similar expenses to Class L Shares.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan U.S. Small Company Fund, the Russell 3000 Index and the Russell 2000 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements,performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights,which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$959,584
Total number of portfolio holdings	496
Portfolio turnover rate	61%
Total advisory fees paid (000's)	$5,507
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financials Sector Risk”, “Healthcare Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JUSYX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Small Company Fund

Class R6 Shares/Ticker: JUSMX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Small Company Fund (Class R6 Shares)	$76	0.72%
How did the Fund Perform?
The JPMorgan U.S. Small Company Fund's Class R6 Shares returned 12.18% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the systems hardware and industrial cyclical sectors contributed to performance.
  Overweight positions in Viking Therapeutics and Super Micro Computer were among the top contributors.
  The Fund’s security selection in the pharmaceutical and finance sectors detracted from performance.
  Overweight positions in Acelyrin and Sonos were among the top detractors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Small Company Fund (Class R6 Shares)	November 1, 2011	12.18%	9.83%	7.62%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan U.S. Small Company Fund, the Russell 3000 Index and the Russell 2000 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements,performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights,which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$959,584
Total number of portfolio holdings	496
Portfolio turnover rate	61%
Total advisory fees paid (000's)	$5,507
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financials Sector Risk”, “Healthcare Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JUSMX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Small Cap Blend Fund

Class A Shares/Ticker: VSCOX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Blend Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Blend Fund (Class A Shares)	$130	1.24%
How did the Fund Perform?
The JPMorgan Small Cap Blend Fund’s Class A Shares (without sales charge) returned 9.84% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the information technology and consumer staples sectors contributed to performance.
  Overweight allocations to Super Micro Computer and Comfort Systems contributed to performance.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  Overweight allocations to Revance Therapeutics and Shoals Technologies Group detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Blend Fund (Class A Shares)	May 19, 1997	4.07%	7.08%	9.64%
JPMorgan Small Cap Blend Fund (Class A Shares) - excluding sales charge		9.84	8.25	10.24
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Small Cap Blend Fund, the Russell 3000 Index and the Russell 2000 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Effective June 1, 2018, the Fund’s investment strategies and certain investment policies changed. Although past performance is not necessarily an indication of how the Fund will perform in the future, in view of these changes, the Fund’s performance record prior to this date might be less relevant for investors considering whether to purchase shares of the Fund.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements,performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights,which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$1,455,671
Total number of portfolio holdings	245
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$8,666
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
VSCOX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Small Cap Blend Fund

Class C Shares/Ticker: VSCCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Blend Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Blend Fund (Class C Shares)	$182	1.74%
How did the Fund Perform?
The JPMorgan Small Cap Blend Fund’s Class C Shares (without sales charge) returned 9.24% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the information technology and consumer staples sectors contributed to performance.
  Overweight allocations to Super Micro Computer and Comfort Systems contributed to performance.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  Overweight allocations to Revance Therapeutics and Shoals Technologies Group detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Blend Fund (Class C Shares)	January 7, 1998	8.24%	7.71%	9.80%
JPMorgan Small Cap Blend Fund (Class C Shares) - excluding sales charge		9.24	7.71	9.80
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Small Cap Blend Fund, the Russell 3000 Index and the Russell 2000 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Effective June 1, 2018, the Fund’s investment strategies and certain investment policies changed. Although past performance is not necessarily an indication of how the Fund will perform in the future, in view of these changes, the Fund’s performance record prior to this date might be less relevant for investors considering whether to purchase shares of the Fund.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements,performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years,the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights,which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$1,455,671
Total number of portfolio holdings	245
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$8,666
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
VSCCX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Small Cap Blend Fund

Class I Shares/Ticker: JDSCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Blend Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Blend Fund (Class I Shares)	$104	0.99%
How did the Fund Perform?
The JPMorgan Small Cap Blend Fund’s Class I Shares returned 10.08% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the information technology and consumer staples sectors contributed to performance.
  Overweight allocations to Super Micro Computer and Comfort Systems contributed to performance.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  Overweight allocations to Revance Therapeutics and Shoals Technologies Group detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Blend Fund (Class I Shares)	April 5, 1999	10.08%	8.52%	10.51%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Small Cap Blend Fund, the Russell 3000 Index and the Russell 2000 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Effective June 1, 2018, the Fund’s investment strategies and certain investment policies changed. Although past performance is not necessarily an indication of how the Fund will perform in the future, in view of these changes, the Fund’s performance record prior to this date might be less relevant for investors considering whether to purchase shares of the Fund.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements,performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights,which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$1,455,671
Total number of portfolio holdings	245
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$8,666
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JDSCX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Small Cap Blend Fund

Class R6 Shares/Ticker: JSCHX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Blend Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Blend Fund (Class R6 Shares)	$78	0.74%
How did the Fund Perform?
The JPMorgan Small Cap Blend Fund’s Class R6 Shares returned 10.35% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Index returned 10.06% for the year ended June 30, 2024.
  The Fund’s security selection in the information technology and consumer staples sectors contributed to performance.
  Overweight allocations to Super Micro Computer and Comfort Systems contributed to performance.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  Overweight allocations to Revance Therapeutics and Shoals Technologies Group detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Blend Fund (Class R6 Shares)	July 2, 2018	10.35%	8.79%	10.78%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Index		10.06	6.94	7.00
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 have different expenses than Class I Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Small Cap Blend Fund, the Russell 3000 Index and the Russell 2000 Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Effective June 1, 2018, the Fund’s investment strategies and certain investment policies changed. Although past performance is not necessarily an indication of how the Fund will perform in the future, in view of these changes, the Fund’s performance record prior to this date might be less relevant for investors considering whether to purchase shares of the Fund.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements,performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights,which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$1,455,671
Total number of portfolio holdings	245
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$8,666
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSCHX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2020 Fund

Class I Shares/Ticker: JSSRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2020 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2020 Fund (Class I Shares)	$33	0.32%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2020 Fund's Class I Shares returned 9.46% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2020 Index (the “Index”) returned 9.85% and the JPMorgan SmartRetirement Blend 2020 Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added value over the past year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2020 Fund (Class I Shares)	July 2, 2012	9.46%	4.14%	4.44%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2020 Index		9.85	5.29	5.22
JPMorgan SmartRetirement Blend 2020 Composite Benchmark		9.85	4.53	4.90
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan SmartRetirement® Blend 2020 Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date 2020 Index and the JPMorgan SmartRetirement Blend 2020 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The performance of the S&P Target Date 2020 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2020 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2020 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2020 Index was discontinued. As a result, performance for the S&P Target Date 2020 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2020 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2020 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2020 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$805,320
Total number of portfolio holdings	618
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSSRX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2020 Fund

Class R2 Shares/Ticker: JIORX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2020 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2020 Fund (Class R2 Shares)	$85	0.81%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2020 Fund's Class R2 Shares returned 8.86% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2020 Index (the “Index”) returned 9.85% and the JPMorgan SmartRetirement Blend 2020 Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added value over the past year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2020 Fund (Class R2 Shares)	July 2, 2012	8.86%	3.62%	3.94%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2020 Index		9.85	5.29	5.22
JPMorgan SmartRetirement Blend 2020 Composite Benchmark		9.85	4.53	4.90
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class R2 Shares of the JPMorgan SmartRetirement® Blend 2020 Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date 2020 Index and the JPMorgan SmartRetirement Blend 2020 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The performance of the S&P Target Date 2020 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2020 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2020 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2020 Index was discontinued. As a result, performance for the S&P Target Date 2020 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2020 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2020 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2020 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$805,320
Total number of portfolio holdings	618
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JIORX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2020 Fund

Class R3 Shares/Ticker: JSTKX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2020 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2020 Fund (Class R3 Shares)	$59	0.57%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2020 Fund's Class R3 Shares returned 9.20% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2020 Index (the “Index”) returned 9.85% and the JPMorgan SmartRetirement Blend 2020 Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added value over the past year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2020 Fund (Class R3 Shares)	May 31, 2017	9.20%	3.87%	4.22%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2020 Index		9.85	5.29	5.22
JPMorgan SmartRetirement Blend 2020 Composite Benchmark		9.85	4.53	4.90
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns shown for Class R3 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan SmartRetirement® Blend 2020 Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date 2020 Index and the JPMorgan SmartRetirement Blend 2020 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The performance of the S&P Target Date 2020 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2020 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2020 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2020 Index was discontinued. As a result, performance for the S&P Target Date 2020 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2020 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2020 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2020 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$805,320
Total number of portfolio holdings	618
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSTKX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2020 Fund

Class R4 Shares/Ticker: JSTLX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2020 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2020 Fund (Class R4 Shares)	$33	0.32%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2020 Fund's Class R4 Shares returned 9.40% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2020 Index (the “Index”) returned 9.85% and the JPMorgan SmartRetirement Blend 2020 Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added value over the past year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2020 Fund (Class R4 Shares)	May 31, 2017	9.40%	4.14%	4.47%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2020 Index		9.85	5.29	5.22
JPMorgan SmartRetirement Blend 2020 Composite Benchmark		9.85	4.53	4.90
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns shown for Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses as Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan SmartRetirement® Blend 2020 Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date 2020 Index and the JPMorgan SmartRetirement Blend 2020 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The performance of the S&P Target Date 2020 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2020 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2020 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2020 Index was discontinued. As a result, performance for the S&P Target Date 2020 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2020 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2020 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2020 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$805,320
Total number of portfolio holdings	618
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSTLX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2020 Fund

Class R5 Shares/Ticker: JBSRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2020 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2020 Fund (Class R5 Shares)	$17	0.17%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2020 Fund's Class R5 Shares returned 9.59% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2020 Index (the “Index”) returned 9.85% and the JPMorgan SmartRetirement Blend 2020 Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added value over the past year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2020 Fund (Class R5 Shares)	July 2, 2012	9.59%	4.29%	4.61%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2020 Index		9.85	5.29	5.22
JPMorgan SmartRetirement Blend 2020 Composite Benchmark		9.85	4.53	4.90
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan SmartRetirement® Blend 2020 Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date 2020 Index and the JPMorgan SmartRetirement Blend 2020 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The performance of the S&P Target Date 2020 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2020 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2020 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2020 Index was discontinued. As a result, performance for the S&P Target Date 2020 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2020 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2020 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2020 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$805,320
Total number of portfolio holdings	618
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JBSRX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2020 Fund

Class R6 Shares/Ticker: JSYRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2020 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2020 Fund (Class R6 Shares)	$7	0.07%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2020 Fund's Class R6 Shares returned 9.68% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2020 Index (the “Index”) returned 9.85% and the JPMorgan SmartRetirement Blend 2020 Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added value over the past year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2020 Fund (Class R6 Shares)	July 2, 2012	9.68%	4.39%	4.71%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2020 Index		9.85	5.29	5.22
JPMorgan SmartRetirement Blend 2020 Composite Benchmark		9.85	4.53	4.90
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan SmartRetirement® Blend 2020 Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date 2020 Index and the JPMorgan SmartRetirement Blend 2020 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The performance of the S&P Target Date 2020 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2020 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2020 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2020 Index was discontinued. As a result, performance for the S&P Target Date 2020 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2020 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2020 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2020 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$805,320
Total number of portfolio holdings	618
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSYRX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2025 Fund

Class I Shares/Ticker: JBSSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2025 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2025 Fund (Class I Shares)	$34	0.32%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2025 Fund's Class I Shares returned 10.18% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2025 Index (the “Index”) returned 10.31% and the JPMorgan SmartRetirement Blend 2025 Composite Benchmark returned 10.60% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added value over the past year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2025 Fund (Class I Shares)	July 2, 2012	10.18%	5.06%	5.17%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2025 Index		10.31	6.07	5.80
JPMorgan SmartRetirement Blend 2025 Composite Benchmark		10.60	5.49	5.68
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan SmartRetirement® Blend 2025 Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date 2025 Index and the JPMorgan SmartRetirement Blend 2025 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The performance of the S&P Target Date 2025 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2025 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2025 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2025 Index was discontinued. As a result, performance for the S&P Target Date 2025 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2025 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2025 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2025 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,921,037
Total number of portfolio holdings	827
Portfolio turnover rate	31%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JBSSX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2025 Fund

Class R2 Shares/Ticker: JBRSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2025 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2025 Fund (Class R2 Shares)	$86	0.82%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2025 Fund's Class R2 Shares returned 9.58% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2025 Index (the “Index”) returned 10.31% and the JPMorgan SmartRetirement Blend 2025 Composite Benchmark returned 10.60% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added value over the past year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2025 Fund (Class R2 Shares)	July 2, 2012	9.58%	4.53%	4.66%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2025 Index		10.31	6.07	5.80
JPMorgan SmartRetirement Blend 2025 Composite Benchmark		10.60	5.49	5.68
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan SmartRetirement® Blend 2025 Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date 2025 Index and the JPMorgan SmartRetirement Blend 2025 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The performance of the S&P Target Date 2025 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2025 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2025 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2025 Index was discontinued. As a result, performance for the S&P Target Date 2025 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2025 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2025 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2025 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,921,037
Total number of portfolio holdings	827
Portfolio turnover rate	31%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JBRSX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2025 Fund

Class R3 Shares/Ticker: JBTUX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2025 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2025 Fund (Class R3 Shares)	$60	0.57%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2025 Fund's Class R3 Shares returned 9.85% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2025 Index (the “Index”) returned 10.31% and the JPMorgan SmartRetirement Blend 2025 Composite Benchmark returned 10.60% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added value over the past year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2025 Fund (Class R3 Shares)	May 31, 2017	9.85%	4.79%	4.94%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2025 Index		10.31	6.07	5.80
JPMorgan SmartRetirement Blend 2025 Composite Benchmark		10.60	5.49	5.68
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns shown for Class R3 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan SmartRetirement® Blend 2025 Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date 2025 Index and the JPMorgan SmartRetirement Blend 2025 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The performance of the S&P Target Date 2025 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2025 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2025 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2025 Index was discontinued. As a result, performance for the S&P Target Date 2025 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2025 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2025 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2025 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,921,037
Total number of portfolio holdings	827
Portfolio turnover rate	31%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JBTUX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2025 Fund

Class R4 Shares/Ticker: JBTBX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2025 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2025 Fund (Class R4 Shares)	$34	0.32%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2025 Fund's Class R4 Shares returned 10.15% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2025 Index (the “Index”) returned 10.31% and the JPMorgan SmartRetirement Blend 2025 Composite Benchmark returned 10.60% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added value over the past year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2025 Fund (Class R4 Shares)	May 31, 2017	10.15%	5.06%	5.20%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2025 Index		10.31	6.07	5.80
JPMorgan SmartRetirement Blend 2025 Composite Benchmark		10.60	5.49	5.68
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns shown for Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses as Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan SmartRetirement® Blend 2025 Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date 2025 Index and the JPMorgan SmartRetirement Blend 2025 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The performance of the S&P Target Date 2025 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2025 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2025 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2025 Index was discontinued. As a result, performance for the S&P Target Date 2025 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2025 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2025 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2025 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,921,037
Total number of portfolio holdings	827
Portfolio turnover rate	31%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JBTBX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2025 Fund

Class R5 Shares/Ticker: JBBSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2025 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2025 Fund (Class R5 Shares)	$18	0.17%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2025 Fund's Class R5 Shares returned 10.29% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2025 Index (the “Index”) returned 10.31% and the JPMorgan SmartRetirement Blend 2025 Composite Benchmark returned 10.60% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added value over the past year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2025 Fund (Class R5 Shares)	July 2, 2012	10.29%	5.21%	5.33%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2025 Index		10.31	6.07	5.80
JPMorgan SmartRetirement Blend 2025 Composite Benchmark		10.60	5.49	5.68
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan SmartRetirement® Blend 2025 Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date 2025 Index and the JPMorgan SmartRetirement Blend 2025 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The performance of the S&P Target Date 2025 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2025 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2025 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2025 Index was discontinued. As a result, performance for the S&P Target Date 2025 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2025 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2025 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2025 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,921,037
Total number of portfolio holdings	827
Portfolio turnover rate	31%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JBBSX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2025 Fund

Class R6 Shares/Ticker: JBYSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2025 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2025 Fund (Class R6 Shares)	$7	0.07%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2025 Fund's Class R6 Shares returned 10.42% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2025 Index (the “Index”) returned 10.31% and the JPMorgan SmartRetirement Blend 2025 Composite Benchmark returned 10.60% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added value over the past year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2025 Fund (Class R6 Shares)	July 2, 2012	10.42%	5.32%	5.43%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2025 Index		10.31	6.07	5.80
JPMorgan SmartRetirement Blend 2025 Composite Benchmark		10.60	5.49	5.68
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan SmartRetirement® Blend 2025 Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date 2025 Index and the JPMorgan SmartRetirement Blend 2025 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The performance of the S&P Target Date 2025 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2025 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2025 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2025 Index was discontinued. As a result, performance for the S&P Target Date 2025 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2025 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2025 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2025 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,921,037
Total number of portfolio holdings	827
Portfolio turnover rate	31%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JBYSX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2030 Fund

Class I Shares/Ticker: JRBEX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2030 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2030 Fund (Class I Shares)	$35	0.33%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2030 Fund's Class I Shares returned 11.86% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2030 Index (the “Index”) returned 11.87% and the JPMorgan SmartRetirement Blend 2030 Composite Benchmark returned 12.33% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2030 Fund (Class I Shares)	July 2, 2012	11.86%	6.19%	5.95%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2030 Index		11.87	7.04	6.47
JPMorgan SmartRetirement Blend 2030 Composite Benchmark		12.33	6.59	6.45
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan SmartRetirement® Blend 2030 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2030 Index and the JPMorgan SmartRetirement Blend 2030 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2030 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2030 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2030 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2030 Index was discontinued. As a result, performance for the S&P Target Date 2030 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2030 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2030 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2030 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,579,201
Total number of portfolio holdings	928
Portfolio turnover rate	31%
Total advisory fees paid (000's)	$293
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JRBEX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2030 Fund

Class R2 Shares/Ticker: JRBRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2030 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2030 Fund (Class R2 Shares)	$88	0.83%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2030 Fund's Class R2 Shares returned 11.28% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2030 Index (the “Index”) returned 11.87% and the JPMorgan SmartRetirement Blend 2030 Composite Benchmark returned 12.33% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2030 Fund (Class R2 Shares)	July 2, 2012	11.28%	5.66%	5.44%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2030 Index		11.87	7.04	6.47
JPMorgan SmartRetirement Blend 2030 Composite Benchmark		12.33	6.59	6.45
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan SmartRetirement® Blend 2030 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2030 Index and the JPMorgan SmartRetirement Blend 2030 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2030 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2030 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2030 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2030 Index was discontinued. As a result, performance for the S&P Target Date 2030 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2030 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2030 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2030 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,579,201
Total number of portfolio holdings	928
Portfolio turnover rate	31%
Total advisory fees paid (000's)	$293
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JRBRX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2030 Fund

Class R3 Shares/Ticker: JUTPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2030 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2030 Fund (Class R3 Shares)	$62	0.58%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2030 Fund's Class R3 Shares returned 11.57% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2030 Index (the “Index”) returned 11.87% and the JPMorgan SmartRetirement Blend 2030 Composite Benchmark returned 12.33% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2030 Fund (Class R3 Shares)	May 31, 2017	11.57%	5.92%	5.72%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2030 Index		11.87	7.04	6.47
JPMorgan SmartRetirement Blend 2030 Composite Benchmark		12.33	6.59	6.45
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns shown for Class R3 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan SmartRetirement® Blend 2030 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2030 Index and the JPMorgan SmartRetirement Blend 2030 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge.  The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2030 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2030 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2030 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2030 Index was discontinued. As a result, performance for the S&P Target Date 2030 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2030 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2030 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2030 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,579,201
Total number of portfolio holdings	928
Portfolio turnover rate	31%
Total advisory fees paid (000's)	$293
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JUTPX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2030 Fund

Class R4 Shares/Ticker: JUTUX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2030 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2030 Fund (Class R4 Shares)	$35	0.33%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2030 Fund's Class R4 Shares returned 11.84% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2030 Index (the “Index”) returned 11.87% and the JPMorgan SmartRetirement Blend 2030 Composite Benchmark returned 12.33% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2030 Fund (Class R4 Shares)	May 31, 2017	11.84%	6.19%	5.98%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2030 Index		11.87	7.04	6.47
JPMorgan SmartRetirement Blend 2030 Composite Benchmark		12.33	6.59	6.45
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns shown for Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses as Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan SmartRetirement® Blend 2030 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2030 Index and the JPMorgan SmartRetirement Blend 2030 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge.  The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2030 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2030 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2030 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2030 Index was discontinued. As a result, performance for the S&P Target Date 2030 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2030 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2030 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2030 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,579,201
Total number of portfolio holdings	928
Portfolio turnover rate	31%
Total advisory fees paid (000's)	$293
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JUTUX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2030 Fund

Class R5 Shares/Ticker: JRBBX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2030 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2030 Fund (Class R5 Shares)	$19	0.18%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2030 Fund's Class R5 Shares returned 12.03% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2030 Index (the “Index”) returned 11.87% and the JPMorgan SmartRetirement Blend 2030 Composite Benchmark returned 12.33% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2030 Fund (Class R5 Shares)	July 2, 2012	12.03%	6.35%	6.12%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2030 Index		11.87	7.04	6.47
JPMorgan SmartRetirement Blend 2030 Composite Benchmark		12.33	6.59	6.45
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan SmartRetirement® Blend 2030 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2030 Index and the JPMorgan SmartRetirement Blend 2030 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge.  The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2030 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2030 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2030 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2030 Index was discontinued. As a result, performance for the S&P Target Date 2030 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2030 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2030 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2030 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,579,201
Total number of portfolio holdings	928
Portfolio turnover rate	31%
Total advisory fees paid (000's)	$293
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JRBBX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2030 Fund

Class R6 Shares/Ticker: JRBYX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2030 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2030 Fund (Class R6 Shares)	$9	0.08%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2030 Fund's Class R6 Shares returned 12.12% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2030 Index (the “Index”) returned 11.87% and the JPMorgan SmartRetirement Blend 2030 Composite Benchmark returned 12.33% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2030 Fund (Class R6 Shares)	July 2, 2012	12.12%	6.45%	6.21%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2030 Index		11.87	7.04	6.47
JPMorgan SmartRetirement Blend 2030 Composite Benchmark		12.33	6.59	6.45
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan SmartRetirement® Blend 2030 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2030 Index and the JPMorgan SmartRetirement Blend 2030 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge.  The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2030 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2030 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2030 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2030 Index was discontinued. As a result, performance for the S&P Target Date 2030 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2030 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2030 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2030 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,579,201
Total number of portfolio holdings	928
Portfolio turnover rate	31%
Total advisory fees paid (000's)	$293
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JRBYX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2035 Fund

Class I Shares/Ticker: JPSRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2035 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2035 Fund (Class I Shares)	$34	0.31%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2035 Fund's Class I Shares returned 13.50% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2035 Index (the “Index”) returned 13.58% and the JPMorgan SmartRetirement Blend 2035 Composite Benchmark returned 14.08% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2035 Fund (Class I Shares)	July 2, 2012	13.50%	7.36%	6.68%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2035 Index		13.58	8.09	7.16
JPMorgan SmartRetirement Blend 2035 Composite Benchmark		14.08	7.77	7.19
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan SmartRetirement® Blend 2035 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2035 Index and the JPMorgan SmartRetirement Blend 2035 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2035 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2035 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2035 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2035 Index was discontinued. As a result, performance for the S&P Target Date 2035 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2035 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2035 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2035 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,804,561
Total number of portfolio holdings	813
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JPSRX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2035 Fund

Class R2 Shares/Ticker: JPRRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2035 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2035 Fund (Class R2 Shares)	$87	0.81%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2035 Fund's Class R2 Shares returned 12.97% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2035 Index (the “Index”) returned 13.58% and the JPMorgan SmartRetirement Blend 2035 Composite Benchmark returned 14.08% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2035 Fund (Class R2 Shares)	July 2, 2012	12.97%	6.82%	6.17%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2035 Index		13.58	8.09	7.16
JPMorgan SmartRetirement Blend 2035 Composite Benchmark		14.08	7.77	7.19
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan SmartRetirement® Blend 2035 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2035 Index and the JPMorgan SmartRetirement Blend 2035 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2035 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2035 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2035 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2035 Index was discontinued. As a result, performance for the S&P Target Date 2035 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2035 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2035 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2035 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,804,561
Total number of portfolio holdings	813
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JPRRX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2035 Fund

Class R3 Shares/Ticker: JPTLX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2035 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2035 Fund (Class R3 Shares)	$60	0.56%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2035 Fund's Class R3 Shares returned 13.20% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2035 Index (the “Index”) returned 13.58% and the JPMorgan SmartRetirement Blend 2035 Composite Benchmark returned 14.08% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2035 Fund (Class R3 Shares)	May 31, 2017	13.20%	7.09%	6.45%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2035 Index		13.58	8.09	7.16
JPMorgan SmartRetirement Blend 2035 Composite Benchmark		14.08	7.77	7.19
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns shown for Class R3 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan SmartRetirement® Blend 2035 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2035 Index and the JPMorgan SmartRetirement Blend 2035 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2035 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2035 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2035 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2035 Index was discontinued. As a result, performance for the S&P Target Date 2035 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2035 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2035 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2035 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,804,561
Total number of portfolio holdings	813
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JPTLX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2035 Fund

Class R4 Shares/Ticker: JPTKX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2035 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2035 Fund (Class R4 Shares)	$33	0.31%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2035 Fund's Class R4 Shares returned 13.52% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2035 Index (the “Index”) returned 13.58% and the JPMorgan SmartRetirement Blend 2035 Composite Benchmark returned 14.08% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2035 Fund (Class R4 Shares)	May 31, 2017	13.52%	7.36%	6.72%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2035 Index		13.58	8.09	7.16
JPMorgan SmartRetirement Blend 2035 Composite Benchmark		14.08	7.77	7.19
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns shown for Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses as Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan SmartRetirement® Blend 2035 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2035 Index and the JPMorgan SmartRetirement Blend 2035 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2035 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2035 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2035 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2035 Index was discontinued. As a result, performance for the S&P Target Date 2035 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2035 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2035 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2035 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,804,561
Total number of portfolio holdings	813
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JPTKX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2035 Fund

Class R5 Shares/Ticker: JPBRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2035 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2035 Fund (Class R5 Shares)	$17	0.16%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2035 Fund's Class R5 Shares returned 13.68% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2035 Index (the “Index”) returned 13.58% and the JPMorgan SmartRetirement Blend 2035 Composite Benchmark returned 14.08% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2035 Fund (Class R5 Shares)	July 2, 2012	13.68%	7.52%	6.86%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2035 Index		13.58	8.09	7.16
JPMorgan SmartRetirement Blend 2035 Composite Benchmark		14.08	7.77	7.19
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan SmartRetirement® Blend 2035 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2035 Index and the JPMorgan SmartRetirement Blend 2035 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2035 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2035 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2035 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2035 Index was discontinued. As a result, performance for the S&P Target Date 2035 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2035 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2035 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2035 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,804,561
Total number of portfolio holdings	813
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JPBRX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2035 Fund

Class R6 Shares/Ticker: JPYRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2035 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2035 Fund (Class R6 Shares)	$7	0.06%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2035 Fund's Class R6 Shares returned 13.79% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2035 Index (the “Index”) returned 13.58% and the JPMorgan SmartRetirement Blend 2035 Composite Benchmark returned 14.08% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2035 Fund (Class R6 Shares)	July 2, 2012	13.79%	7.63%	6.95%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2035 Index		13.58	8.09	7.16
JPMorgan SmartRetirement Blend 2035 Composite Benchmark		14.08	7.77	7.19
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan SmartRetirement® Blend 2035 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2035 Index and the JPMorgan SmartRetirement Blend 2035 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2035 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2035 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2035 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2035 Index was discontinued. As a result, performance for the S&P Target Date 2035 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2035 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2035 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2035 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,804,561
Total number of portfolio holdings	813
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JPYRX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2040 Fund

Class I Shares/Ticker: JOBEX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2040 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2040 Fund (Class I Shares)	$34	0.32%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2040 Fund's Class I Shares returned 14.82% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2040 Index (the “Index”) returned 15.09% and the JPMorgan SmartRetirement Blend 2040 Composite Benchmark returned 15.51% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2040 Fund (Class I Shares)	July 2, 2012	14.82%	8.21%	7.26%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2040 Index		15.09	8.93	7.69
JPMorgan SmartRetirement Blend 2040 Composite Benchmark		15.51	8.67	7.78
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan SmartRetirement® Blend 2040 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2040 Index and the JPMorgan SmartRetirement Blend 2040 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2040 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2040 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2040 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2040 Index was discontinued. As a result, performance for the S&P Target Date 2040 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2040 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2040 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2040 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,555,792
Total number of portfolio holdings	17
Portfolio turnover rate	14%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JOBEX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2040 Fund

Class R2 Shares/Ticker: JOBRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2040 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2040 Fund (Class R2 Shares)	$88	0.82%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2040 Fund's Class R2 Shares returned 14.26% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2040 Index (the “Index”) returned 15.09% and the JPMorgan SmartRetirement Blend 2040 Composite Benchmark returned 15.51% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2040 Fund (Class R2 Shares)	July 2, 2012	14.26%	7.67%	6.74%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2040 Index		15.09	8.93	7.69
JPMorgan SmartRetirement Blend 2040 Composite Benchmark		15.51	8.67	7.78
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan SmartRetirement® Blend 2040 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2040 Index and the JPMorgan SmartRetirement Blend 2040 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2040 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2040 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2040 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2040 Index was discontinued. As a result, performance for the S&P Target Date 2040 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2040 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2040 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2040 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,555,792
Total number of portfolio holdings	17
Portfolio turnover rate	14%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JOBRX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2040 Fund

Class R3 Shares/Ticker: JNTEX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2040 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2040 Fund (Class R3 Shares)	$61	0.57%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2040 Fund's Class R3 Shares returned 14.53% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2040 Index (the “Index”) returned 15.09% and the JPMorgan SmartRetirement Blend 2040 Composite Benchmark returned 15.51% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2040 Fund (Class R3 Shares)	May 31, 2017	14.53%	7.93%	7.03%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2040 Index		15.09	8.93	7.69
JPMorgan SmartRetirement Blend 2040 Composite Benchmark		15.51	8.67	7.78
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns shown for Class R3 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan SmartRetirement® Blend 2040 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2040 Index and the JPMorgan SmartRetirement Blend 2040 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2040 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2040 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2040 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2040 Index was discontinued. As a result, performance for the S&P Target Date 2040 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2040 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2040 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2040 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,555,792
Total number of portfolio holdings	17
Portfolio turnover rate	14%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JNTEX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2040 Fund

Class R4 Shares/Ticker: JNTNX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2040 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2040 Fund (Class R4 Shares)	$34	0.32%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2040 Fund's Class R4 Shares returned 14.80% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2040 Index (the “Index”) returned 15.09% and the JPMorgan SmartRetirement Blend 2040 Composite Benchmark returned 15.51% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2040 Fund (Class R4 Shares)	May 31, 2017	14.80%	8.21%	7.29%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2040 Index		15.09	8.93	7.69
JPMorgan SmartRetirement Blend 2040 Composite Benchmark		15.51	8.67	7.78
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns shown for Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses as Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan SmartRetirement® Blend 2040 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2040 Index and the JPMorgan SmartRetirement Blend 2040 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2040 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2040 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2040 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2040 Index was discontinued. As a result, performance for the S&P Target Date 2040 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2040 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2040 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2040 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,555,792
Total number of portfolio holdings	17
Portfolio turnover rate	14%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JNTNX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2040 Fund

Class R5 Shares/Ticker: JOBBX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2040 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2040 Fund (Class R5 Shares)	$18	0.17%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2040 Fund's Class R5 Shares returned 15.02% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2040 Index (the “Index”) returned 15.09% and the JPMorgan SmartRetirement Blend 2040 Composite Benchmark returned 15.51% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2040 Fund (Class R5 Shares)	July 2, 2012	15.02%	8.38%	7.43%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2040 Index		15.09	8.93	7.69
JPMorgan SmartRetirement Blend 2040 Composite Benchmark		15.51	8.67	7.78
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan SmartRetirement® Blend 2040 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2040 Index and the JPMorgan SmartRetirement Blend 2040 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2040 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2040 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2040 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2040 Index was discontinued. As a result, performance for the S&P Target Date 2040 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2040 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2040 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2040 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,555,792
Total number of portfolio holdings	17
Portfolio turnover rate	14%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JOBBX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2040 Fund

Class R6 Shares/Ticker: JOBYX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2040 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2040 Fund (Class R6 Shares)	$7	0.07%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2040 Fund's Class R6 Shares returned 15.10% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2040 Index (the “Index”) returned 15.09% and the JPMorgan SmartRetirement Blend 2040 Composite Benchmark returned 15.51% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2040 Fund (Class R6 Shares)	July 2, 2012	15.10%	8.48%	7.53%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2040 Index		15.09	8.93	7.69
JPMorgan SmartRetirement Blend 2040 Composite Benchmark		15.51	8.67	7.78
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan SmartRetirement® Blend 2040 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2040 Index and the JPMorgan SmartRetirement Blend 2040 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2040 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2040 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2040 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2040 Index was discontinued. As a result, performance for the S&P Target Date 2040 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2040 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2040 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2040 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,555,792
Total number of portfolio holdings	17
Portfolio turnover rate	14%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JOBYX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2045 Fund

Class I Shares/Ticker: JMSSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2045 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2045 Fund (Class I Shares)	$37	0.34%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2045 Fund's Class I Shares returned 15.81% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2045 Index (the “Index”) returned 15.97% and the JPMorgan SmartRetirement Blend 2045 Composite Benchmark returned 16.61% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2045 Fund (Class I Shares)	July 2, 2012	15.81%	8.87%	7.60%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2045 Index		15.97	9.45	8.02
JPMorgan SmartRetirement Blend 2045 Composite Benchmark		16.61	9.43	8.19
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan SmartRetirement® Blend 2045 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2045 Index and the JPMorgan SmartRetirement Blend 2045 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2045 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2045 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2045 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2045 Index was discontinued. As a result, performance for the S&P Target Date 2045 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2045 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2045 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2045 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,224,993
Total number of portfolio holdings	17
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$342
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JMSSX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2045 Fund

Class R2 Shares/Ticker: JNARX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2045 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2045 Fund (Class R2 Shares)	$90	0.84%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2045 Fund's Class R2 Shares returned 15.23% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2045 Index (the “Index”) returned 15.97% and the JPMorgan SmartRetirement Blend 2045 Composite Benchmark returned 16.61% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2045 Fund (Class R2 Shares)	July 2, 2012	15.23%	8.33%	7.08%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2045 Index		15.97	9.45	8.02
JPMorgan SmartRetirement Blend 2045 Composite Benchmark		16.61	9.43	8.19
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan SmartRetirement® Blend 2045 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2045 Index and the JPMorgan SmartRetirement Blend 2045 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2045 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2045 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2045 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2045 Index was discontinued. As a result, performance for the S&P Target Date 2045 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2045 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2045 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2045 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,224,993
Total number of portfolio holdings	17
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$342
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JNARX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2045 Fund

Class R3 Shares/Ticker: JNTOX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2045 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2045 Fund (Class R3 Shares)	$64	0.59%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2045 Fund's Class R3 Shares returned 15.53% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2045 Index (the “Index”) returned 15.97% and the JPMorgan SmartRetirement Blend 2045 Composite Benchmark returned 16.61% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2045 Fund (Class R3 Shares)	May 31, 2017	15.53%	8.60%	7.37%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2045 Index		15.97	9.45	8.02
JPMorgan SmartRetirement Blend 2045 Composite Benchmark		16.61	9.43	8.19
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns shown for Class R3 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan SmartRetirement® Blend 2045 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2045 Index and the JPMorgan SmartRetirement Blend 2045 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2045 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2045 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2045 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2045 Index was discontinued. As a result, performance for the S&P Target Date 2045 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2045 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2045 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2045 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,224,993
Total number of portfolio holdings	17
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$342
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JNTOX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2045 Fund

Class R4 Shares/Ticker: JNTLX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2045 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2045 Fund (Class R4 Shares)	$37	0.34%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2045 Fund's Class R4 Shares returned 15.83% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2045 Index (the “Index”) returned 15.97% and the JPMorgan SmartRetirement Blend 2045 Composite Benchmark returned 16.61% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2045 Fund (Class R4 Shares)	May 31, 2017	15.83%	8.87%	7.64%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2045 Index		15.97	9.45	8.02
JPMorgan SmartRetirement Blend 2045 Composite Benchmark		16.61	9.43	8.19
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns shown for Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses as Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan SmartRetirement® Blend 2045 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2045 Index and the JPMorgan SmartRetirement Blend 2045 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2045 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2045 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2045 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2045 Index was discontinued. As a result, performance for the S&P Target Date 2045 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2045 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2045 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2045 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,224,993
Total number of portfolio holdings	17
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$342
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JNTLX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2045 Fund

Class R5 Shares/Ticker: JMBRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2045 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2045 Fund (Class R5 Shares)	$20	0.19%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2045 Fund's Class R5 Shares returned 15.99% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2045 Index (the “Index”) returned 15.97% and the JPMorgan SmartRetirement Blend 2045 Composite Benchmark returned 16.61% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2045 Fund (Class R5 Shares)	July 2, 2012	15.99%	9.04%	7.78%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2045 Index		15.97	9.45	8.02
JPMorgan SmartRetirement Blend 2045 Composite Benchmark		16.61	9.43	8.19
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan SmartRetirement® Blend 2045 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2045 Index and the JPMorgan SmartRetirement Blend 2045 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2045 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2045 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2045 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2045 Index was discontinued. As a result, performance for the S&P Target Date 2045 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2045 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2045 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2045 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,224,993
Total number of portfolio holdings	17
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$342
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JMBRX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2045 Fund

Class R6 Shares/Ticker: JMYAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2045 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2045 Fund (Class R6 Shares)	$10	0.09%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2045 Fund's Class R6 Shares returned 16.09% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2045 Index (the “Index”) returned 15.97% and the JPMorgan SmartRetirement Blend 2045 Composite Benchmark returned 16.61% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2045 Fund (Class R6 Shares)	July 2, 2012	16.09%	9.14%	7.88%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2045 Index		15.97	9.45	8.02
JPMorgan SmartRetirement Blend 2045 Composite Benchmark		16.61	9.43	8.19
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan SmartRetirement® Blend 2045 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2045 Index and the JPMorgan SmartRetirement Blend 2045 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2045 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2045 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2045 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2045 Index was discontinued. As a result, performance for the S&P Target Date 2045 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2045 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2045 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2045 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,224,993
Total number of portfolio holdings	17
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$342
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JMYAX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2050 Fund

Class I Shares/Ticker: JNEAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2050 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2050 Fund (Class I Shares)	$38	0.35%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2050 Fund's Class I Shares returned 16.22% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2050 Index (the “Index”) returned 16.54% and the JPMorgan SmartRetirement Blend 2050 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2050 Fund (Class I Shares)	July 2, 2012	16.22%	9.04%	7.69%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2050 Index		16.54	9.73	8.22
JPMorgan SmartRetirement Blend 2050 Composite Benchmark		17.18	9.57	8.25
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan SmartRetirement® Blend 2050 Fund, MSCI ACWI Index (net total return), the S&P Target Date 2050 Index and the JPMorgan SmartRetirement Blend 2050 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2050 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2050 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2050 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2050 Index was discontinued. As a result, performance for the S&P Target Date 2050 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2050 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2050 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2050 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,796,022
Total number of portfolio holdings	17
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$372
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JNEAX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2050 Fund

Class R2 Shares/Ticker: JNNRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2050 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2050 Fund (Class R2 Shares)	$91	0.85%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2050 Fund's Class R2 Shares returned 15.65% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2050 Index (the “Index”) returned 16.54% and the JPMorgan SmartRetirement Blend 2050 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2050 Fund (Class R2 Shares)	July 2, 2012	15.65%	8.49%	7.17%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2050 Index		16.54	9.73	8.22
JPMorgan SmartRetirement Blend 2050 Composite Benchmark		17.18	9.57	8.25
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan SmartRetirement® Blend 2050 Fund, MSCI ACWI Index (net total return), the S&P Target Date 2050 Index and the JPMorgan SmartRetirement Blend 2050 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2050 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2050 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2050 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2050 Index was discontinued. As a result, performance for the S&P Target Date 2050 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2050 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2050 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2050 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,796,022
Total number of portfolio holdings	17
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$372
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JNNRX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2050 Fund

Class R3 Shares/Ticker: JNTKX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2050 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2050 Fund (Class R3 Shares)	$65	0.60%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2050 Fund's Class R3 Shares returned 15.94% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2050 Index (the “Index”) returned 16.54% and the JPMorgan SmartRetirement Blend 2050 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2050 Fund (Class R3 Shares)	May 31, 2017	15.94%	8.76%	7.46%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2050 Index		16.54	9.73	8.22
JPMorgan SmartRetirement Blend 2050 Composite Benchmark		17.18	9.57	8.25
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns shown for Class R3 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan SmartRetirement® Blend 2050 Fund, MSCI ACWI Index (net total return), the S&P Target Date 2050 Index and the JPMorgan SmartRetirement Blend 2050 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2050 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2050 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2050 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2050 Index was discontinued. As a result, performance for the S&P Target Date 2050 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2050 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2050 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2050 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits)  or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,796,022
Total number of portfolio holdings	17
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$372
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JNTKX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2050 Fund

Class R4 Shares/Ticker: JNTPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2050 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2050 Fund (Class R4 Shares)	$38	0.35%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2050 Fund's Class R4 Shares returned 16.24% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2050 Index (the “Index”) returned 16.54% and the JPMorgan SmartRetirement Blend 2050 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2050 Fund (Class R4 Shares)	May 31, 2017	16.24%	9.04%	7.72%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2050 Index		16.54	9.73	8.22
JPMorgan SmartRetirement Blend 2050 Composite Benchmark		17.18	9.57	8.25
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns shown for Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses as Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan SmartRetirement® Blend 2050 Fund, MSCI ACWI Index (net total return), the S&P Target Date 2050 Index and the JPMorgan SmartRetirement Blend 2050 Composite Benchmark fromJune 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2050 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2050 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2050 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2050 Index was discontinued. As a result, performance for the S&P Target Date 2050 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2050 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2050 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2050 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,796,022
Total number of portfolio holdings	17
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$372
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JNTPX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2050 Fund

Class R5 Shares/Ticker: JNABX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2050 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2050 Fund (Class R5 Shares)	$21	0.20%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2050 Fund's Class R5 Shares returned 16.41% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2050 Index (the “Index”) returned 16.54% and the JPMorgan SmartRetirement Blend 2050 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2050 Fund (Class R5 Shares)	July 2, 2012	16.41%	9.20%	7.86%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2050 Index		16.54	9.73	8.22
JPMorgan SmartRetirement Blend 2050 Composite Benchmark		17.18	9.57	8.25
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan SmartRetirement® Blend 2050 Fund, MSCI ACWI Index (net total return), the S&P Target Date 2050 Index and the JPMorgan SmartRetirement Blend 2050 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2050 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2050 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2050 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2050 Index was discontinued. As a result, performance for the S&P Target Date 2050 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2050 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2050 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2050 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,796,022
Total number of portfolio holdings	17
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$372
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JNABX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2050 Fund

Class R6 Shares/Ticker: JNYAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2050 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2050 Fund (Class R6 Shares)	$11	0.10%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2050 Fund's Class R6 Shares returned 16.53% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2050 Index (the “Index”) returned 16.54% and the JPMorgan SmartRetirement Blend 2050 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2050 Fund (Class R6 Shares)	July 2, 2012	16.53%	9.31%	7.96%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2050 Index		16.54	9.73	8.22
JPMorgan SmartRetirement Blend 2050 Composite Benchmark		17.18	9.57	8.25
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan SmartRetirement® Blend 2050 Fund, MSCI ACWI Index (net total return), the S&P Target Date 2050 Index and the JPMorgan SmartRetirement Blend 2050 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2050 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2050 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2050 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2050 Index was discontinued. As a result, performance for the S&P Target Date 2050 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2050 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2050 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2050 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,796,022
Total number of portfolio holdings	17
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$372
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JNYAX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2055 Fund

Class I Shares/Ticker: JPTBX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2055 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2055 Fund (Class I Shares)	$38	0.35%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2055 Fund's Class I Shares returned 16.27% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2055 Index (the “Index”) returned 16.57% and the JPMorgan SmartRetirement Blend 2055 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2055 Fund (Class I Shares)	July 2, 2012	16.27%	9.04%	7.70%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2055 Index		16.57	9.79	8.28
JPMorgan SmartRetirement Blend 2055 Composite Benchmark		17.18	9.57	8.25
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan SmartRetirement® Blend 2055 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2055 Index and the JPMorgan SmartRetirement Blend 2055 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2055 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2055 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2055 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2055 Index was discontinued. As a result, performance for the S&P Target Date 2055 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2055 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2055 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2055 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,093,831
Total number of portfolio holdings	17
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$169
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JPTBX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2055 Fund

Class R2 Shares/Ticker: JTRBX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2055 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2055 Fund (Class R2 Shares)	$91	0.85%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2055 Fund's Class R2 Shares returned 15.67% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2055 Index (the “Index”) returned 16.57% and the JPMorgan SmartRetirement Blend 2055 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2055 Fund (Class R2 Shares)	July 2, 2012	15.67%	8.48%	7.18%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2055 Index		16.57	9.79	8.28
JPMorgan SmartRetirement Blend 2055 Composite Benchmark		17.18	9.57	8.25
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan SmartRetirement® Blend 2055 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2055 Index and the JPMorgan SmartRetirement Blend 2055 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2055 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2055 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2055 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2055 Index was discontinued. As a result, performance for the S&P Target Date 2055 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2055 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2055 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2055 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,093,831
Total number of portfolio holdings	17
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$169
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JTRBX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2055 Fund

Class R3 Shares/Ticker: JTTUX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2055 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2055 Fund (Class R3 Shares)	$65	0.60%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2055 Fund's Class R3 Shares returned 16.01% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2055 Index (the “Index”) returned 16.57% and the JPMorgan SmartRetirement Blend 2055 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2055 Fund (Class R3 Shares)	May 31, 2017	16.01%	8.76%	7.46%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2055 Index		16.57	9.79	8.28
JPMorgan SmartRetirement Blend 2055 Composite Benchmark		17.18	9.57	8.25
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns shown for Class R3 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan SmartRetirement® Blend 2055 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2055 Index and the JPMorgan SmartRetirement Blend 2055 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2055 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2055 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2055 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2055 Index was discontinued. As a result, performance for the S&P Target Date 2055 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2055 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2055 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2055 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,093,831
Total number of portfolio holdings	17
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$169
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JTTUX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2055 Fund

Class R4 Shares/Ticker: JTTLX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2055 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2055 Fund (Class R4 Shares)	$38	0.35%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2055 Fund's Class R4 Shares returned 16.25% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2055 Index (the “Index”) returned 16.57% and the JPMorgan SmartRetirement Blend 2055 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2055 Fund (Class R4 Shares)	May 31, 2017	16.25%	9.04%	7.73%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2055 Index		16.57	9.79	8.28
JPMorgan SmartRetirement Blend 2055 Composite Benchmark		17.18	9.57	8.25
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns shown for Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses as Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan SmartRetirement® Blend 2055 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2055 Index and the JPMorgan SmartRetirement Blend 2055 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2055 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2055 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2055 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2055 Index was discontinued. As a result, performance for the S&P Target Date 2055 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2055 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2055 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2055 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,093,831
Total number of portfolio holdings	17
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$169
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JTTLX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2055 Fund

Class R5 Shares/Ticker: JTBBX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2055 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2055 Fund (Class R5 Shares)	$21	0.20%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2055 Fund's Class R5 Shares returned 16.44% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2055 Index (the “Index”) returned 16.57% and the JPMorgan SmartRetirement Blend 2055 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2055 Fund (Class R5 Shares)	July 2, 2012	16.44%	9.20%	7.86%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2055 Index		16.57	9.79	8.28
JPMorgan SmartRetirement Blend 2055 Composite Benchmark		17.18	9.57	8.25
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan SmartRetirement® Blend 2055 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2055 Index and the JPMorgan SmartRetirement Blend 2055 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2055 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2055 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2055 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2055 Index was discontinued. As a result, performance for the S&P Target Date 2055 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2055 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2055 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2055 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,093,831
Total number of portfolio holdings	17
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$169
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JTBBX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2055 Fund

Class R6 Shares/Ticker: JTYBX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2055 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2055 Fund (Class R6 Shares)	$11	0.10%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2055 Fund's Class R6 Shares returned 16.57% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2055 Index (the “Index”) returned 16.57% and the JPMorgan SmartRetirement Blend 2055 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2055 Fund (Class R6 Shares)	July 2, 2012	16.57%	9.31%	7.97%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2055 Index		16.57	9.79	8.28
JPMorgan SmartRetirement Blend 2055 Composite Benchmark		17.18	9.57	8.25
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan SmartRetirement® Blend 2055 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2055 Index and the JPMorgan SmartRetirement Blend 2055 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2055 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2055 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2055 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2055 Index was discontinued. As a result, performance for the S&P Target Date 2055 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2055 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2055 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2055 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,093,831
Total number of portfolio holdings	17
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$169
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JTYBX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2060 Fund

Class I Shares/Ticker: JACSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2060 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2060 Fund (Class I Shares)	$38	0.35%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2060 Fund's Class I Shares returned 16.25% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2060 Index (the “Index”) returned 16.59% and the JPMorgan SmartRetirement Blend 2060 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2060 Fund (Class I Shares)	August 31, 2016	16.25%	9.03%	9.13%
MSCI ACWI Index (net total return)		19.38	10.76	10.68
S&P Target Date 2060 Index		16.59	9.82	9.94
JPMorgan SmartRetirement Blend 2060 Composite Benchmark		17.18	9.57	9.60
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan SmartRetirement® Blend 2060 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2060 Index and the JPMorgan SmartRetirement Blend 2060 Composite Benchmark from August 31, 2016 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2060 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2060 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2060 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2060 Index was discontinued. As a result, performance for the S&P Target Date 2060 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2060 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2060 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2060 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$584,460
Total number of portfolio holdings	17
Portfolio turnover rate	9%
Total advisory fees paid (000's)	$9
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JACSX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2060 Fund

Class R2 Shares/Ticker: JATPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2060 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2060 Fund (Class R2 Shares)	$91	0.85%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2060 Fund's Class R2 Shares returned 15.71% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2060 Index (the “Index”) returned 16.59% and the JPMorgan SmartRetirement Blend 2060 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2060 Fund (Class R2 Shares)	August 31, 2016	15.71%	8.48%	8.58%
MSCI ACWI Index (net total return)		19.38	10.76	10.68
S&P Target Date 2060 Index		16.59	9.82	9.94
JPMorgan SmartRetirement Blend 2060 Composite Benchmark		17.18	9.57	9.60
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan SmartRetirement® Blend 2060 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2060 Index and the JPMorgan SmartRetirement Blend 2060 Composite Benchmark from August 31, 2016 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2060 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2060 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2060 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2060 Index was discontinued. As a result, performance for the S&P Target Date 2060 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2060 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2060 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2060 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$584,460
Total number of portfolio holdings	17
Portfolio turnover rate	9%
Total advisory fees paid (000's)	$9
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JATPX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2060 Fund

Class R3 Shares/Ticker: JATQX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2060 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2060 Fund (Class R3 Shares)	$65	0.60%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2060 Fund's Class R3 Shares returned 15.98% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2060 Index (the “Index”) returned 16.59% and the JPMorgan SmartRetirement Blend 2060 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2060 Fund (Class R3 Shares)	May 31, 2017	15.98%	8.76%	8.85%
MSCI ACWI Index (net total return)		19.38	10.76	10.68
S&P Target Date 2060 Index		16.59	9.82	9.94
JPMorgan SmartRetirement Blend 2060 Composite Benchmark		17.18	9.57	9.60
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns shown for Class R3 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan SmartRetirement® Blend 2060 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2060 Index and the JPMorgan SmartRetirement Blend 2060 Composite Benchmark from August 31, 2016 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2060 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2060 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2060 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2060 Index was discontinued. As a result, performance for the S&P Target Date 2060 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2060 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2060 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2060 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$584,460
Total number of portfolio holdings	17
Portfolio turnover rate	9%
Total advisory fees paid (000's)	$9
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JATQX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2060 Fund

Class R4 Shares/Ticker: JATUX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2060 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2060 Fund (Class R4 Shares)	$38	0.35%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2060 Fund's Class R4 Shares returned 16.27% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2060 Index (the “Index”) returned 16.59% and the JPMorgan SmartRetirement Blend 2060 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2060 Fund (Class R4 Shares)	May 31, 2017	16.27%	9.02%	9.12%
MSCI ACWI Index (net total return)		19.38	10.76	10.68
S&P Target Date 2060 Index		16.59	9.82	9.94
JPMorgan SmartRetirement Blend 2060 Composite Benchmark		17.18	9.57	9.60
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns shown for Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses as Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan SmartRetirement® Blend 2060 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2060 Index and the JPMorgan SmartRetirement Blend 2060 Composite Benchmark from August 31, 2016 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2060 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2060 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2060 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2060 Index was discontinued. As a result, performance for the S&P Target Date 2060 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2060 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2060 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2060 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$584,460
Total number of portfolio holdings	17
Portfolio turnover rate	9%
Total advisory fees paid (000's)	$9
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JATUX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2060 Fund

Class R5 Shares/Ticker: JAABX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2060 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2060 Fund (Class R5 Shares)	$21	0.20%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2060 Fund's Class R5 Shares returned 16.46% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2060 Index (the “Index”) returned 16.59% and the JPMorgan SmartRetirement Blend 2060 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
The JPMorgan SmartRetirement® Blend 2060 Fund's Class R5 Shares returned 16.46% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2060 Index (the “Index”) returned 16.59% and the JPMorgan SmartRetirement Blend 2060 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2060 Fund (Class R5 Shares)	August 31, 2016	16.46%	9.19%	9.29%
MSCI ACWI Index (net total return)		19.38	10.76	10.68
S&P Target Date 2060 Index		16.59	9.82	9.94
JPMorgan SmartRetirement Blend 2060 Composite Benchmark		17.18	9.57	9.60
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan SmartRetirement® Blend 2060 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2060 Index and the JPMorgan SmartRetirement Blend 2060 Composite Benchmark from August 31, 2016 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2060 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2060 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2060 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2060 Index was discontinued. As a result, performance for the S&P Target Date 2060 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2060 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2060 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2060 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$584,460
Total number of portfolio holdings	17
Portfolio turnover rate	9%
Total advisory fees paid (000's)	$9
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JAABX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2060 Fund

Class R6 Shares/Ticker: JAAYX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2060 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2060 Fund (Class R6 Shares)	$11	0.10%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2060 Fund's Class R6 Shares returned 16.60% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2060 Index (the “Index”) returned 16.59% and the JPMorgan SmartRetirement Blend 2060 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2060 Fund (Class R6 Shares)	August 31, 2016	16.60%	9.30%	9.40%
MSCI ACWI Index (net total return)		19.38	10.76	10.68
S&P Target Date 2060 Index		16.59	9.82	9.94
JPMorgan SmartRetirement Blend 2060 Composite Benchmark		17.18	9.57	9.60
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan SmartRetirement® Blend 2060 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2060 Index and the JPMorgan SmartRetirement Blend 2060 Composite Benchmark from August 31, 2016 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2060 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2060 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2060 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2060 Index was discontinued. As a result, performance for the S&P Target Date 2060 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2060 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2060 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2060 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$584,460
Total number of portfolio holdings	17
Portfolio turnover rate	9%
Total advisory fees paid (000's)	$9
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JAAYX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend Income Fund

Class I Shares/Ticker: JIJSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend Income Fund (Class I Shares)	$33	0.32%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend Income Fund's Class I Shares returned 9.35% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date Retirement Income Index (the “Index”) returned 8.24% and the JPMorgan SmartRetirement Blend Income Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added value over the past year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend Income Fund (Class I Shares)	July 2, 2012	9.35%	3.91%	3.91%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date Retirement Income Index		8.24	3.91	3.92
JPMorgan SmartRetirement Blend Income Composite Benchmark		9.85	4.41	4.36
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan SmartRetirement® Blend Income Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date Retirement Income Index and the JPMorgan SmartRetirement Blend Income Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The performance of the S&P Target Date Retirement Income Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Income Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date Retirement Income Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date Retirement Income Index was discontinued. As a result, performance for the S&P Target Date Retirement Income Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend Income Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend Income Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date Retirement Income Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$652,362
Total number of portfolio holdings	777
Portfolio turnover rate	33%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JIJSX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend Income Fund

Class R2 Shares/Ticker: JIRBX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend Income Fund (Class R2 Shares)	$85	0.81%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend Income Fund's Class R2 Shares returned 8.81% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date Retirement Income Index (the “Index”) returned 8.24% and the JPMorgan SmartRetirement Blend Income Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added value over the past year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend Income Fund (Class R2 Shares)	July 2, 2012	8.81%	3.40%	3.41%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date Retirement Income Index		8.24	3.91	3.92
JPMorgan SmartRetirement Blend Income Composite Benchmark		9.85	4.41	4.36
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan SmartRetirement® Blend Income Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date Retirement Income Index and the JPMorgan SmartRetirement Blend Income Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The performance of the S&P Target Date Retirement Income Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Income Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date Retirement Income Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date Retirement Income Index was discontinued. As a result, performance for the S&P Target Date Retirement Income Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend Income Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend Income Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date Retirement Income Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$652,362
Total number of portfolio holdings	777
Portfolio turnover rate	33%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JIRBX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend Income Fund

Class R3 Shares/Ticker: JITLX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend Income Fund (Class R3 Shares)	$59	0.57%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend Income Fund's Class R3 Shares returned 9.06% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date Retirement Income Index (the “Index”) returned 8.24% and the JPMorgan SmartRetirement Blend Income Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added value over the past year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend Income Fund (Class R3 Shares)	May 31, 2017	9.06%	3.65%	3.67%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date Retirement Income Index		8.24	3.91	3.92
JPMorgan SmartRetirement Blend Income Composite Benchmark		9.85	4.41	4.36
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns shown for Class R3 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan SmartRetirement® Blend Income Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date Retirement Income Index and the JPMorgan SmartRetirement Blend Income Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The performance of the S&P Target Date Retirement Income Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Income Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date Retirement Income Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date Retirement Income Index was discontinued. As a result, performance for the S&P Target Date Retirement Income Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend Income Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend Income Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date Retirement Income Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$652,362
Total number of portfolio holdings	777
Portfolio turnover rate	33%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JITLX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend Income Fund

Class R4 Shares/Ticker: JITKX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend Income Fund (Class R4 Shares)	$33	0.32%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend Income Fund's Class R4 Shares returned 9.30% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date Retirement Income Index (the “Index”) returned 8.24% and the JPMorgan SmartRetirement Blend Income Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added value over the past year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend Income Fund (Class R4 Shares)	May 31, 2017	9.30%	3.91%	3.94%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date Retirement Income Index		8.24	3.91	3.92
JPMorgan SmartRetirement Blend Income Composite Benchmark		9.85	4.41	4.36
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns shown for Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses as Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan SmartRetirement® Blend Income Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date Retirement Income Index and the JPMorgan SmartRetirement Blend Income Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The performance of the S&P Target Date Retirement Income Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Income Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date Retirement Income Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date Retirement Income Index was discontinued. As a result, performance for the S&P Target Date Retirement Income Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend Income Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend Income Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date Retirement Income Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$652,362
Total number of portfolio holdings	777
Portfolio turnover rate	33%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JITKX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend Income Fund

Class R5 Shares/Ticker: JIBBX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend Income Fund (Class R5 Shares)	$17	0.17%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend Income Fund's Class R5 Shares returned 9.45% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date Retirement Income Index (the “Index”) returned 8.24% and the JPMorgan SmartRetirement Blend Income Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added value over the past year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend Income Fund (Class R5 Shares)	July 2, 2012	9.45%	4.06%	4.07%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date Retirement Income Index		8.24	3.91	3.92
JPMorgan SmartRetirement Blend Income Composite Benchmark		9.85	4.41	4.36
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan SmartRetirement® Blend Income Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date Retirement Income Index and the JPMorgan SmartRetirement Blend Income Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The performance of the S&P Target Date Retirement Income Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Income Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date Retirement Income Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date Retirement Income Index was discontinued. As a result, performance for the S&P Target Date Retirement Income Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend Income Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend Income Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date Retirement Income Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$652,362
Total number of portfolio holdings	777
Portfolio turnover rate	33%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JIBBX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend Income Fund

Class R6 Shares/Ticker: JIYBX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend Income Fund (Class R6 Shares)	$7	0.07%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend Income Fund's Class R6 Shares returned 9.57% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date Retirement Income Index (the “Index”) returned 8.24% and the JPMorgan SmartRetirement Blend Income Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added value over the past year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend Income Fund (Class R6 Shares)	July 2, 2012	9.57%	4.17%	4.16%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date Retirement Income Index		8.24	3.91	3.92
JPMorgan SmartRetirement Blend Income Composite Benchmark		9.85	4.41	4.36
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan SmartRetirement® Blend Income Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date Retirement Income Index and the JPMorgan SmartRetirement Blend Income Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The performance of the S&P Target Date Retirement Income Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Income Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date Retirement Income Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date Retirement Income Index was discontinued. As a result, performance for the S&P Target Date Retirement Income Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend Income Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend Income Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date Retirement Income Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$652,362
Total number of portfolio holdings	777
Portfolio turnover rate	33%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JIYBX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2020 Fund

Class A Shares/Ticker: JTTAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2020 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2020 Fund (Class A Shares)	$43	0.41%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2020 Fund's Class A Shares, without a sales charge, returned 9.51% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2020 Index (the “Index”) returned 9.85% and the JPMorgan SmartRetirement 2020 Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2020 Fund (Class A Shares)	May 15, 2006	4.60%	3.02%	3.88%
JPMorgan SmartRetirement® 2020 Fund (Class A Shares) - excluding sales charge		9.51	3.98	4.36
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2020 Index		9.85	5.29	5.22
JPMorgan SmartRetirement 2020 Composite Benchmark		9.85	4.46	4.87
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan SmartRetirement® 2020 Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date 2020 Index and the JPMorgan SmartRetirement 2020 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the S&P Target Date 2020 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2020 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The S&P Target Date 2020 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2020 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2020 Index was discontinued. As a result, performance for the S&P Target Date 2020 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2020 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2020 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The S&P Target Date 2020 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE")or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,267,048
Total number of portfolio holdings	22
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JTTAX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2020 Fund

Class C Shares/Ticker: JTTCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2020 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2020 Fund (Class C Shares)	$105	1.00%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2020 Fund's Class C Shares, without a sales charge, returned 8.91% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2020 Index (the “Index”) returned 9.85% and the JPMorgan SmartRetirement 2020 Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2020 Fund (Class C Shares)	May 15, 2006	7.91%	3.37%	3.84%
JPMorgan SmartRetirement® 2020 Fund (Class C Shares) - excluding sales charge		8.91	3.37	3.84
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2020 Index		9.85	5.29	5.22
JPMorgan SmartRetirement 2020 Composite Benchmark		9.85	4.46	4.87
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan SmartRetirement® 2020 Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date 2020 Index and the JPMorgan SmartRetirement 2020 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the S&P Target Date 2020 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2020 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The S&P Target Date 2020 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2020 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2020 Index was discontinued. As a result, performance for the S&P Target Date 2020 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2020 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2020 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The S&P Target Date 2020 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE")or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,267,048
Total number of portfolio holdings	22
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JTTCX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2020 Fund

Class I Shares/Ticker: JTTSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2020 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2020 Fund (Class I Shares)	$26	0.25%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2020 Fund's Class I Shares returned 9.71% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2020 Index (the “Index”) returned 9.85% and the JPMorgan SmartRetirement 2020 Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2020 Fund (Class I Shares)	May 15, 2006	9.71%	4.14%	4.50%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2020 Index		9.85	5.29	5.22
JPMorgan SmartRetirement 2020 Composite Benchmark		9.85	4.46	4.87
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan SmartRetirement® 2020 Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date 2020 Index and the JPMorgan SmartRetirement 2020 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the S&P Target Date 2020 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2020 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The S&P Target Date 2020 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2020 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2020 Index was discontinued. As a result, performance for the S&P Target Date 2020 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2020 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2020 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The S&P Target Date 2020 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE")or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,267,048
Total number of portfolio holdings	22
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JTTSX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2020 Fund

Class R2 Shares/Ticker: JTTZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2020 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2020 Fund (Class R2 Shares)	$79	0.75%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2020 Fund's Class R2 Shares returned 9.24% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2020 Index (the “Index”) returned 9.85% and the JPMorgan SmartRetirement 2020 Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2020 Fund (Class R2 Shares)	November 3, 2008	9.24%	3.62%	4.01%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2020 Index		9.85	5.29	5.22
JPMorgan SmartRetirement 2020 Composite Benchmark		9.85	4.46	4.87
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan SmartRetirement® 2020 Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date 2020 Index and the JPMorgan SmartRetirement 2020 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the S&P Target Date 2020 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2020 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The S&P Target Date 2020 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2020 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2020 Index was discontinued. As a result, performance for the S&P Target Date 2020 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2020 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2020 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The S&P Target Date 2020 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE")or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,267,048
Total number of portfolio holdings	22
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JTTZX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2020 Fund

Class R3 Shares/Ticker: JTTPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2020 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2020 Fund (Class R3 Shares)	$52	0.50%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2020 Fund's Class R3 Shares returned 9.45% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2020 Index (the “Index”) returned 9.85% and the JPMorgan SmartRetirement 2020 Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2020 Fund (Class R3 Shares)	September 9, 2016	9.45%	3.88%	4.26%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2020 Index		9.85	5.29	5.22
JPMorgan SmartRetirement 2020 Composite Benchmark		9.85	4.46	4.87
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns for Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class A Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan SmartRetirement® 2020 Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date 2020 Index and the JPMorgan SmartRetirement 2020 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the S&P Target Date 2020 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2020 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The S&P Target Date 2020 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2020 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2020 Index was discontinued. As a result, performance for the S&P Target Date 2020 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2020 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2020 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The S&P Target Date 2020 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE")or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,267,048
Total number of portfolio holdings	22
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JTTPX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2020 Fund

Class R4 Shares/Ticker: JTTQX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2020 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2020 Fund (Class R4 Shares)	$26	0.25%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2020 Fund's Class R4 Shares returned 9.75% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2020 Index (the “Index”) returned 9.85% and the JPMorgan SmartRetirement 2020 Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2020 Fund (Class R4 Shares)	September 9, 2016	9.75%	4.14%	4.49%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2020 Index		9.85	5.29	5.22
JPMorgan SmartRetirement 2020 Composite Benchmark		9.85	4.46	4.87
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R4 Shares would have been lower than those shown because Class R4 Shares have higher expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan SmartRetirement® 2020 Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date 2020 Index and the JPMorgan SmartRetirement 2020 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the S&P Target Date 2020 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2020 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The S&P Target Date 2020 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2020 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2020 Index was discontinued. As a result, performance for the S&P Target Date 2020 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2020 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2020 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The S&P Target Date 2020 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE")or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,267,048
Total number of portfolio holdings	22
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JTTQX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2020 Fund

Class R5 Shares/Ticker: JTTIX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2020 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2020 Fund (Class R5 Shares)	$11	0.10%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2020 Fund's Class R5 Shares returned 9.88% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2020 Index (the “Index”) returned 9.85% and the JPMorgan SmartRetirement 2020 Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2020 Fund (Class R5 Shares)	May 15, 2006	9.88%	4.29%	4.64%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2020 Index		9.85	5.29	5.22
JPMorgan SmartRetirement 2020 Composite Benchmark		9.85	4.46	4.87
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan SmartRetirement® 2020 Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date 2020 Index and the JPMorgan SmartRetirement 2020 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the S&P Target Date 2020 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2020 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The S&P Target Date 2020 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2020 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2020 Index was discontinued. As a result, performance for the S&P Target Date 2020 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2020 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2020 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The S&P Target Date 2020 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE")or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,267,048
Total number of portfolio holdings	22
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JTTIX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2020 Fund

Class R6 Shares/Ticker: JTTYX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2020 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2020 Fund (Class R6 Shares)	$0	0.00%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2020 Fund's Class R6 Shares returned 10.00% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2020 Index (the “Index”) returned 9.85% and the JPMorgan SmartRetirement 2020 Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2020 Fund (Class R6 Shares)	November 3, 2014	10.00%	4.40%	4.74%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2020 Index		9.85	5.29	5.22
JPMorgan SmartRetirement 2020 Composite Benchmark		9.85	4.46	4.87
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to their inception date are based on the performance of Class R5 Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan SmartRetirement® 2020 Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date 2020 Index and the JPMorgan SmartRetirement 2020 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the S&P Target Date 2020 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2020 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The S&P Target Date 2020 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2020 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2020 Index was discontinued. As a result, performance for the S&P Target Date 2020 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2020 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2020 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The S&P Target Date 2020 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE")or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,267,048
Total number of portfolio holdings	22
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JTTYX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2025 Fund

Class A Shares/Ticker: JNSAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2025 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2025 Fund (Class A Shares)	$46	0.44%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2025 Fund's Class A Shares, without a sales charge, returned 10.40% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2025 Index (the “Index”) returned 10.31% and the JPMorgan SmartRetirement 2025 Composite Benchmark returned 10.60% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2025 Fund (Class A Shares)	July 31, 2007	5.42%	3.94%	4.61%
JPMorgan SmartRetirement® 2025 Fund (Class A Shares) - excluding sales charge		10.40	4.91	5.09
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2025 Index		10.31	6.07	5.80
JPMorgan SmartRetirement 2025 Composite Benchmark		10.60	5.40	5.63
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan SmartRetirement® 2025 Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date 2025 Index and the JPMorgan SmartRetirement 2025 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the S&P Target Date 2025 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2025 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The S&P Target Date 2025 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2025 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2025 Index was discontinued. As a result, performance for the S&P Target Date 2025 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2025 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2025 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The S&P Target Date 2025 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE")or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,738,067
Total number of portfolio holdings	22
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JNSAX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2025 Fund

Class C Shares/Ticker: JNSCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2025 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2025 Fund (Class C Shares)	$105	1.00%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2025 Fund's Class C Shares, without a sales charge, returned 9.77% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2025 Index (the “Index”) returned 10.31% and the JPMorgan SmartRetirement 2025 Composite Benchmark returned 10.60% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2025 Fund (Class C Shares)	July 31, 2007	8.77%	4.31%	4.57%
JPMorgan SmartRetirement® 2025 Fund (Class C Shares) - excluding sales charge		9.77	4.31	4.57
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2025 Index		10.31	6.07	5.80
JPMorgan SmartRetirement 2025 Composite Benchmark		10.60	5.40	5.63
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan SmartRetirement® 2025 Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date 2025 Index and the JPMorgan SmartRetirement 2025 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the S&P Target Date 2025 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2025 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The S&P Target Date 2025 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2025 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2025 Index was discontinued. As a result, performance for the S&P Target Date 2025 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2025 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2025 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The S&P Target Date 2025 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE")or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,738,067
Total number of portfolio holdings	22
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JNSCX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2025 Fund

Class I Shares/Ticker: JNSSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2025 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2025 Fund (Class I Shares)	$26	0.25%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2025 Fund's Class I Shares returned 10.57% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2025 Index (the “Index”) returned 10.31% and the JPMorgan SmartRetirement 2025 Composite Benchmark returned 10.60% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2025 Fund (Class I Shares)	July 31, 2007	10.57%	5.09%	5.24%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2025 Index		10.31	6.07	5.80
JPMorgan SmartRetirement 2025 Composite Benchmark		10.60	5.40	5.63
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan SmartRetirement® 2025 Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date 2025 Index and the JPMorgan SmartRetirement 2025 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the S&P Target Date 2025 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2025 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The S&P Target Date 2025 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2025 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2025 Index was discontinued. As a result, performance for the S&P Target Date 2025 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2025 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2025 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The S&P Target Date 2025 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE")or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,738,067
Total number of portfolio holdings	22
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JNSSX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2025 Fund

Class R2 Shares/Ticker: JNSZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2025 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2025 Fund (Class R2 Shares)	$79	0.75%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2025 Fund's Class R2 Shares returned 10.04% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2025 Index (the “Index”) returned 10.31% and the JPMorgan SmartRetirement 2025 Composite Benchmark returned 10.60% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2025 Fund (Class R2 Shares)	November 3, 2008	10.04%	4.57%	4.76%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2025 Index		10.31	6.07	5.80
JPMorgan SmartRetirement 2025 Composite Benchmark		10.60	5.40	5.63
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan SmartRetirement® 2025 Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date 2025 Index and the JPMorgan SmartRetirement 2025 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the S&P Target Date 2025 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2025 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The S&P Target Date 2025 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2025 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2025 Index was discontinued. As a result, performance for the S&P Target Date 2025 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2025 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2025 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The S&P Target Date 2025 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE")or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,738,067
Total number of portfolio holdings	22
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JNSZX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2025 Fund

Class R3 Shares/Ticker: JNSPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2025 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2025 Fund (Class R3 Shares)	$53	0.50%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2025 Fund's Class R3 Shares returned 10.36% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2025 Index (the “Index”) returned 10.31% and the JPMorgan SmartRetirement 2025 Composite Benchmark returned 10.60% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2025 Fund (Class R3 Shares)	September 9, 2016	10.36%	4.83%	5.01%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2025 Index		10.31	6.07	5.80
JPMorgan SmartRetirement 2025 Composite Benchmark		10.60	5.40	5.63
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns for Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class A Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan SmartRetirement® 2025 Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date 2025 Index and the JPMorgan SmartRetirement 2025 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the S&P Target Date 2025 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2025 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The S&P Target Date 2025 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2025 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2025 Index was discontinued. As a result, performance for the S&P Target Date 2025 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2025 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2025 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The S&P Target Date 2025 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE")or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,738,067
Total number of portfolio holdings	22
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JNSPX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2025 Fund

Class R4 Shares/Ticker: JNSQX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2025 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2025 Fund (Class R4 Shares)	$26	0.25%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2025 Fund's Class R4 Shares returned 10.64% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2025 Index (the “Index”) returned 10.31% and the JPMorgan SmartRetirement 2025 Composite Benchmark returned 10.60% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2025 Fund (Class R4 Shares)	September 9, 2016	10.64%	5.10%	5.23%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2025 Index		10.31	6.07	5.80
JPMorgan SmartRetirement 2025 Composite Benchmark		10.60	5.40	5.63
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R4 Shares would have been lower than those shown because Class R4 Shares have higher expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan SmartRetirement® 2025 Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date 2025 Index and the JPMorgan SmartRetirement 2025 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the S&P Target Date 2025 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2025 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The S&P Target Date 2025 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2025 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2025 Index was discontinued. As a result, performance for the S&P Target Date 2025 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2025 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2025 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The S&P Target Date 2025 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE")or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,738,067
Total number of portfolio holdings	22
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JNSQX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2025 Fund

Class R5 Shares/Ticker: JNSIX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2025 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2025 Fund (Class R5 Shares)	$11	0.10%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2025 Fund's Class R5 Shares returned 10.74% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2025 Index (the “Index”) returned 10.31% and the JPMorgan SmartRetirement 2025 Composite Benchmark returned 10.60% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2025 Fund (Class R5 Shares)	July 31, 2007	10.74%	5.24%	5.39%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2025 Index		10.31	6.07	5.80
JPMorgan SmartRetirement 2025 Composite Benchmark		10.60	5.40	5.63
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan SmartRetirement® 2025 Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date 2025 Index and the JPMorgan SmartRetirement 2025 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the S&P Target Date 2025 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2025 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The S&P Target Date 2025 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2025 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2025 Index was discontinued. As a result, performance for the S&P Target Date 2025 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2025 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2025 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The S&P Target Date 2025 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE")or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,738,067
Total number of portfolio holdings	22
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JNSIX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2025 Fund

Class R6 Shares/Ticker: JNSYX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2025 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2025 Fund (Class R6 Shares)	$0	0.00%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2025 Fund's Class R6 Shares returned 10.85% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date 2025 Index (the “Index”) returned 10.31% and the JPMorgan SmartRetirement 2025 Composite Benchmark returned 10.60% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2025 Fund (Class R6 Shares)	November 3, 2014	10.85%	5.36%	5.49%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date 2025 Index		10.31	6.07	5.80
JPMorgan SmartRetirement 2025 Composite Benchmark		10.60	5.40	5.63
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to their inception date are based on the performance of Class R5 Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan SmartRetirement® 2025 Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date 2025 Index and the JPMorgan SmartRetirement 2025 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the S&P Target Date 2025 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2025 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The S&P Target Date 2025 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2025 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2025 Index was discontinued. As a result, performance for the S&P Target Date 2025 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2025 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2025 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The S&P Target Date 2025 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE")or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,738,067
Total number of portfolio holdings	22
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JNSYX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2030 Fund

Class A Shares/Ticker: JSMAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2030 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2030 Fund (Class A Shares)	$47	0.44%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2030 Fund's Class A Shares, without a sales charge, returned 12.24% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2030 Index (the “Index”) returned 11.87% and the JPMorgan SmartRetirement 2030 Composite Benchmark returned 12.33% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2030 Fund (Class A Shares)	May 15, 2006	7.20%	5.03%	5.37%
JPMorgan SmartRetirement® 2030 Fund (Class A Shares) - excluding sales charge		12.24	6.00	5.86
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2030 Index		11.87	7.04	6.47
JPMorgan SmartRetirement 2030 Composite Benchmark		12.33	6.49	6.40
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan SmartRetirement® 2030 Fund, the MSCI ACWI (net total return), the S&P Target Date 2030 Index and the JPMorgan SmartRetirement 2030 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the MSCI ACWI (net total return) and the S&P Target Date 2030 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2030 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2030 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2030 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2030 Index was discontinued. As a result, performance for the S&P Target Date 2030 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2030 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2030 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2030 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$4,145,205
Total number of portfolio holdings	23
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSMAX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2030 Fund

Class C Shares/Ticker: JSMCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2030 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2030 Fund (Class C Shares)	$106	1.00%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2030 Fund's Class C Shares, without a sales charge, returned 11.60% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2030 Index (the “Index”) returned 11.87% and the JPMorgan SmartRetirement 2030 Composite Benchmark returned 12.33% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2030 Fund (Class C Shares)	May 15, 2006	10.60%	5.40%	5.34%
JPMorgan SmartRetirement® 2030 Fund (Class C Shares) - excluding sales charge		11.60	5.40	5.34
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2030 Index		11.87	7.04	6.47
JPMorgan SmartRetirement 2030 Composite Benchmark		12.33	6.49	6.40
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan SmartRetirement® 2030 Fund, the MSCI ACWI (net total return), the S&P Target Date 2030 Index and the JPMorgan SmartRetirement 2030 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI (net total return) and the S&P Target Date 2030 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2030 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2030 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2030 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2030 Index was discontinued. As a result, performance for the S&P Target Date 2030 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2030 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2030 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2030 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$4,145,205
Total number of portfolio holdings	23
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSMCX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2030 Fund

Class I Shares/Ticker: JSMSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2030 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2030 Fund (Class I Shares)	$27	0.25%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2030 Fund's Class I Shares returned 12.46% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2030 Index (the “Index”) returned 11.87% and the JPMorgan SmartRetirement 2030 Composite Benchmark returned 12.33% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2030 Fund (Class I Shares)	May 15, 2006	12.46%	6.18%	6.01%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2030 Index		11.87	7.04	6.47
JPMorgan SmartRetirement 2030 Composite Benchmark		12.33	6.49	6.40
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan SmartRetirement® 2030 Fund, the MSCI ACWI (net total return), the S&P Target Date 2030 Index and the JPMorgan SmartRetirement 2030 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI (net total return) and the S&P Target Date 2030 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2030 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2030 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2030 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2030 Index was discontinued. As a result, performance for the S&P Target Date 2030 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2030 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2030 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2030 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$4,145,205
Total number of portfolio holdings	23
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSMSX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2030 Fund

Class R2 Shares/Ticker: JSMZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2030 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2030 Fund (Class R2 Shares)	$80	0.75%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2030 Fund's Class R2 Shares returned 11.87% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2030 Index (the “Index”) returned 11.87% and the JPMorgan SmartRetirement 2030 Composite Benchmark returned 12.33% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2030 Fund (Class R2 Shares)	November 3, 2008	11.87%	5.66%	5.52%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2030 Index		11.87	7.04	6.47
JPMorgan SmartRetirement 2030 Composite Benchmark		12.33	6.49	6.40
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan SmartRetirement® 2030 Fund, the MSCI ACWI (net total return), the S&P Target Date 2030 Index and the JPMorgan SmartRetirement 2030 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI (net total return) and the S&P Target Date 2030 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2030 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2030 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2030 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2030 Index was discontinued. As a result, performance for the S&P Target Date 2030 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2030 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2030 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2030 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$4,145,205
Total number of portfolio holdings	23
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSMZX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2030 Fund

Class R3 Shares/Ticker: JSMNX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2030 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2030 Fund (Class R3 Shares)	$53	0.50%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2030 Fund's Class R3 Shares returned 12.21% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2030 Index (the “Index”) returned 11.87% and the JPMorgan SmartRetirement 2030 Composite Benchmark returned 12.33% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2030 Fund (Class R3 Shares)	September 9, 2016	12.21%	5.92%	5.78%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2030 Index		11.87	7.04	6.47
JPMorgan SmartRetirement 2030 Composite Benchmark		12.33	6.49	6.40
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns for Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class A Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan SmartRetirement® 2030 Fund, the MSCI ACWI (net total return), the S&P Target Date 2030 Index and the JPMorgan SmartRetirement 2030 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI (net total return) and the S&P Target Date 2030 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2030 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2030 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2030 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2030 Index was discontinued. As a result, performance for the S&P Target Date 2030 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2030 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2030 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2030 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$4,145,205
Total number of portfolio holdings	23
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSMNX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2030 Fund

Class R4 Shares/Ticker: JSMQX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2030 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2030 Fund (Class R4 Shares)	$27	0.25%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2030 Fund's Class R4 Shares returned 12.45% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2030 Index (the “Index”) returned 11.87% and the JPMorgan SmartRetirement 2030 Composite Benchmark returned 12.33% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2030 Fund (Class R4 Shares)	September 9, 2016	12.45%	6.19%	6.00%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2030 Index		11.87	7.04	6.47
JPMorgan SmartRetirement 2030 Composite Benchmark		12.33	6.49	6.40
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R4 Shares would have been different than those shown because Class R4 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan SmartRetirement® 2030 Fund, the MSCI ACWI (net total return), the S&P Target Date 2030 Index and the JPMorgan SmartRetirement 2030 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI (net total return) and the S&P Target Date 2030 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2030 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2030 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2030 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2030 Index was discontinued. As a result, performance for the S&P Target Date 2030 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2030 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2030 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2030 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$4,145,205
Total number of portfolio holdings	23
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSMQX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2030 Fund

Class R5 Shares/Ticker: JSMIX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2030 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2030 Fund (Class R5 Shares)	$11	0.10%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2030 Fund's Class R5 Shares returned 12.59% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2030 Index (the “Index”) returned 11.87% and the JPMorgan SmartRetirement 2030 Composite Benchmark returned 12.33% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2030 Fund (Class R5 Shares)	May 15, 2006	12.59%	6.34%	6.16%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2030 Index		11.87	7.04	6.47
JPMorgan SmartRetirement 2030 Composite Benchmark		12.33	6.49	6.40
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan SmartRetirement® 2030 Fund, the MSCI ACWI (net total return), the S&P Target Date 2030 Index and the JPMorgan SmartRetirement 2030 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI (net total return) and the S&P Target Date 2030 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2030 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2030 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2030 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2030 Index was discontinued. As a result, performance for the S&P Target Date 2030 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2030 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2030 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2030 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$4,145,205
Total number of portfolio holdings	23
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSMIX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2030 Fund

Class R6 Shares/Ticker: JSMYX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2030 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2030 Fund (Class R6 Shares)	$0	0.00%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2030 Fund's Class R6 Shares returned 12.70% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2030 Index (the “Index”) returned 11.87% and the JPMorgan SmartRetirement 2030 Composite Benchmark returned 12.33% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2030 Fund (Class R6 Shares)	November 3, 2014	12.70%	6.44%	6.25%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2030 Index		11.87	7.04	6.47
JPMorgan SmartRetirement 2030 Composite Benchmark		12.33	6.49	6.40
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to their inception date are based on the performance of Class R5 Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan SmartRetirement® 2030 Fund, the MSCI ACWI (net total return), the S&P Target Date 2030 Index and the JPMorgan SmartRetirement 2030 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI (net total return) and the S&P Target Date 2030 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2030 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2030 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2030 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2030 Index was discontinued. As a result, performance for the S&P Target Date 2030 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2030 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2030 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2030 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$4,145,205
Total number of portfolio holdings	23
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSMYX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2035 Fund

Class A Shares/Ticker: SRJAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2035 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2035 Fund (Class A Shares)	$47	0.44%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2035 Fund's Class A Shares, without a sales charge, returned 14.35% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2035 Index (the “Index”) returned 13.58% and the JPMorgan SmartRetirement 2035 Composite Benchmark returned 14.08% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2035 Fund (Class A Shares)	July 31, 2007	9.22%	6.61%	6.22%
JPMorgan SmartRetirement® 2035 Fund (Class A Shares) - excluding sales charge		14.35	7.60	6.71
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2035 Index		13.58	8.09	7.16
JPMorgan SmartRetirement 2035 Composite Benchmark		14.08	7.75	7.18
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan SmartRetirement® 2035 Fund, the MSCI ACWI (net total return), the S&P Target Date 2035 Index and the JPMorgan SmartRetirement 2035 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the MSCI ACWI (net total return) and the S&P Target Date 2035 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2035 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2035 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2035 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2035 Index was discontinued. As a result, performance for the S&P Target Date 2035 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2035 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2035 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2035 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$3,742,742
Total number of portfolio holdings	24
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
SRJAX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2035 Fund

Class C Shares/Ticker: SRJCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2035 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2035 Fund (Class C Shares)	$107	1.00%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2035 Fund's Class C Shares, without a sales charge, returned 13.78% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2035 Index (the “Index”) returned 13.58% and the JPMorgan SmartRetirement 2035 Composite Benchmark returned 14.08% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2035 Fund (Class C Shares)	July 31, 2007	12.78%	6.99%	6.19%
JPMorgan SmartRetirement® 2035 Fund (Class C Shares) - excluding sales charge		13.78	6.99	6.19
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2035 Index		13.58	8.09	7.16
JPMorgan SmartRetirement 2035 Composite Benchmark		14.08	7.75	7.18
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan SmartRetirement® 2035 Fund, the MSCI ACWI (net total return), the S&P Target Date 2035 Index and the JPMorgan SmartRetirement 2035 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI (net total return) and the S&P Target Date 2035 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2035 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2035 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2035 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2035 Index was discontinued. As a result, performance for the S&P Target Date 2035 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2035 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2035 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2035 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$3,742,742
Total number of portfolio holdings	24
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
SRJCX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2035 Fund

Class I Shares/Ticker: SRJSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2035 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2035 Fund (Class I Shares)	$27	0.25%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2035 Fund's Class I Shares returned 14.61% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2035 Index (the “Index”) returned 13.58% and the JPMorgan SmartRetirement 2035 Composite Benchmark returned 14.08% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2035 Fund (Class I Shares)	July 31, 2007	14.61%	7.79%	6.88%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2035 Index		13.58	8.09	7.16
JPMorgan SmartRetirement 2035 Composite Benchmark		14.08	7.75	7.18
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class I Shares of the JPMorgan SmartRetirement® 2035 Fund, the MSCI ACWI (net total return), the S&P Target Date 2035 Index and the JPMorgan SmartRetirement 2035 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI (net total return) and the S&P Target Date 2035 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2035 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2035 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2035 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2035 Index was discontinued. As a result, performance for the S&P Target Date 2035 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2035 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2035 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2035 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$3,742,742
Total number of portfolio holdings	24
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
SRJSX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2035 Fund

Class R2 Shares/Ticker: SRJZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2035 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2035 Fund (Class R2 Shares)	$80	0.75%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2035 Fund's Class R2 Shares returned 14.00% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2035 Index (the “Index”) returned 13.58% and the JPMorgan SmartRetirement 2035 Composite Benchmark returned 14.08% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2035 Fund (Class R2 Shares)	November 3, 2008	14.00%	7.25%	6.37%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2035 Index		13.58	8.09	7.16
JPMorgan SmartRetirement 2035 Composite Benchmark		14.08	7.75	7.18
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan SmartRetirement® 2035 Fund, the MSCI ACWI (net total return), the S&P Target Date 2035 Index and the JPMorgan SmartRetirement 2035 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI (net total return) and the S&P Target Date 2035 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2035 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2035 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2035 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2035 Index was discontinued. As a result, performance for the S&P Target Date 2035 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2035 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2035 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2035 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$3,742,742
Total number of portfolio holdings	24
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
SRJZX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2035 Fund

Class R3 Shares/Ticker: SRJPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2035 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2035 Fund (Class R3 Shares)	$54	0.50%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2035 Fund's Class R3 Shares returned 14.37% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2035 Index (the “Index”) returned 13.58% and the JPMorgan SmartRetirement 2035 Composite Benchmark returned 14.08% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2035 Fund (Class R3 Shares)	September 9, 2016	14.37%	7.52%	6.62%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2035 Index		13.58	8.09	7.16
JPMorgan SmartRetirement 2035 Composite Benchmark		14.08	7.75	7.18
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns for Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class A Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan SmartRetirement® 2035 Fund, the MSCI ACWI (net total return), the S&P Target Date 2035 Index and the JPMorgan SmartRetirement 2035 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI (net total return) and the S&P Target Date 2035 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2035 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2035 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2035 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2035 Index was discontinued. As a result, performance for the S&P Target Date 2035 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2035 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2035 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2035 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$3,742,742
Total number of portfolio holdings	24
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
SRJPX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2035 Fund

Class R4 Shares/Ticker: SRJQX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2035 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2035 Fund (Class R4 Shares)	$27	0.25%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2035 Fund's Class R4 Shares returned 14.58% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2035 Index (the “Index”) returned 13.58% and the JPMorgan SmartRetirement 2035 Composite Benchmark returned 14.08% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2035 Fund (Class R4 Shares)	September 9, 2016	14.58%	7.79%	6.86%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2035 Index		13.58	8.09	7.16
JPMorgan SmartRetirement 2035 Composite Benchmark		14.08	7.75	7.18
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R4 Shares would have been lower than those shown because Class R4 Shares have higher expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan SmartRetirement® 2035 Fund, the MSCI ACWI (net total return), the S&P Target Date 2035 Index and the JPMorgan SmartRetirement 2035 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI (net total return) and the S&P Target Date 2035 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2035 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2035 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2035 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2035 Index was discontinued. As a result, performance for the S&P Target Date 2035 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2035 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2035 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2035 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$3,742,742
Total number of portfolio holdings	24
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
SRJQX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2035 Fund

Class R5 Shares/Ticker: SRJIX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2035 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2035 Fund (Class R5 Shares)	$11	0.10%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2035 Fund's Class R5 Shares returned 14.78% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2035 Index (the “Index”) returned 13.58% and the JPMorgan SmartRetirement 2035 Composite Benchmark returned 14.08% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2035 Fund (Class R5 Shares)	July 31, 2007	14.78%	7.96%	7.02%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2035 Index		13.58	8.09	7.16
JPMorgan SmartRetirement 2035 Composite Benchmark		14.08	7.75	7.18
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan SmartRetirement® 2035 Fund, the MSCI ACWI (net total return), the S&P Target Date 2035 Index and the JPMorgan SmartRetirement 2035 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI (net total return) and the S&P Target Date 2035 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2035 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2035 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2035 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2035 Index was discontinued. As a result, performance for the S&P Target Date 2035 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2035 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2035 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2035 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$3,742,742
Total number of portfolio holdings	24
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
SRJIX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2035 Fund

Class R6 Shares/Ticker: SRJYX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2035 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2035 Fund (Class R6 Shares)	$0	0.00%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2035 Fund's Class R6 Shares returned 14.94% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2035 Index (the “Index”) returned 13.58% and the JPMorgan SmartRetirement 2035 Composite Benchmark returned 14.08% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2035 Fund (Class R6 Shares)	November 3, 2014	14.94%	8.06%	7.12%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2035 Index		13.58	8.09	7.16
JPMorgan SmartRetirement 2035 Composite Benchmark		14.08	7.75	7.18
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to their inception date are based on the performance of Class R5 Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan SmartRetirement® 2035 Fund, the MSCI ACWI (net total return), the S&P Target Date 2035 Index and the JPMorgan SmartRetirement 2035 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI (net total return) and the S&P Target Date 2035 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2035 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2035 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2035 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2035 Index was discontinued. As a result, performance for the S&P Target Date 2035 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2035 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2035 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2035 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$3,742,742
Total number of portfolio holdings	24
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
SRJYX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2040 Fund

Class A Shares/Ticker: SMTAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2040 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2040 Fund (Class A Shares)	$48	0.44%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2040 Fund's Class A Shares, without a sales charge, returned 15.83% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2040 Index (the “Index”) returned 15.09% and the JPMorgan SmartRetirement 2040 Composite Benchmark returned 15.51% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2040 Fund (Class A Shares)	May 15, 2006	10.65%	7.53%	6.81%
JPMorgan SmartRetirement® 2040 Fund (Class A Shares) - excluding sales charge		15.83	8.53	7.31
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2040 Index		15.09	8.93	7.69
JPMorgan SmartRetirement 2040 Composite Benchmark		15.51	8.65	7.77
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan SmartRetirement® 2040 Fund, the MSCI ACWI (net total return), the S&P Target Date 2040 Index and the JPMorgan SmartRetirement 2040 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the MSCI ACWI (net total return) and the S&P Target Date 2040 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2040 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2040 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2040 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2040 Index was discontinued. As a result, performance for the S&P Target Date 2040 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2040 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2040 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2040 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$3,820,740
Total number of portfolio holdings	24
Portfolio turnover rate	21%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
SMTAX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2040 Fund

Class C Shares/Ticker: SMTCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2040 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2040 Fund (Class C Shares)	$108	1.00%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2040 Fund's Class C Shares, without a sales charge, returned 15.19% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2040 Index (the “Index”) returned 15.09% and the JPMorgan SmartRetirement 2040 Composite Benchmark returned 15.51% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2040 Fund (Class C Shares)	May 15, 2006	14.19%	7.90%	6.79%
JPMorgan SmartRetirement® 2040 Fund (Class C Shares) - excluding sales charge		15.19	7.90	6.79
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2040 Index		15.09	8.93	7.69
JPMorgan SmartRetirement 2040 Composite Benchmark		15.51	8.65	7.77
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan SmartRetirement® 2040 Fund, the MSCI ACWI (net total return), the S&P Target Date 2040 Index and the JPMorgan SmartRetirement 2040 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI (net total return) and the S&P Target Date 2040 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2040 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2040 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2040 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2040 Index was discontinued. As a result, performance for the S&P Target Date 2040 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2040 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2040 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2040 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$3,820,740
Total number of portfolio holdings	24
Portfolio turnover rate	21%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
SMTCX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2040 Fund

Class I Shares/Ticker: SMTSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2040 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2040 Fund (Class I Shares)	$27	0.25%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2040 Fund's Class I Shares returned 16.05% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2040 Index (the “Index”) returned 15.09% and the JPMorgan SmartRetirement 2040 Composite Benchmark returned 15.51% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2040 Fund (Class I Shares)	May 15, 2006	16.05%	8.72%	7.47%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2040 Index		15.09	8.93	7.69
JPMorgan SmartRetirement 2040 Composite Benchmark		15.51	8.65	7.77
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan SmartRetirement® 2040 Fund, the MSCI ACWI (net total return), the S&P Target Date 2040 Index and the JPMorgan SmartRetirement 2040 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the MSCI ACWI (net total return) and the S&P Target Date 2040 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2040 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2040 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2040 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2040 Index was discontinued. As a result, performance for the S&P Target Date 2040 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2040 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2040 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America. The S&P Target Date 2040 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$3,820,740
Total number of portfolio holdings	24
Portfolio turnover rate	21%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
SMTSX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2040 Fund

Class R2 Shares/Ticker: SMTZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2040 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2040 Fund (Class R2 Shares)	$81	0.75%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2040 Fund's Class R2 Shares returned 15.46% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2040 Index (the “Index”) returned 15.09% and the JPMorgan SmartRetirement 2040 Composite Benchmark returned 15.51% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2040 Fund (Class R2 Shares)	November 3, 2008	15.46%	8.18%	6.97%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2040 Index		15.09	8.93	7.69
JPMorgan SmartRetirement 2040 Composite Benchmark		15.51	8.65	7.77
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan SmartRetirement® 2040 Fund, the MSCI ACWI (net total return), the S&P Target Date 2040 Index and the JPMorgan SmartRetirement 2040 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI (net total return) and the S&P Target Date 2040 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2040 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2040 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2040 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2040 Index was discontinued. As a result, performance for the S&P Target Date 2040 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2040 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2040 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2040 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$3,820,740
Total number of portfolio holdings	24
Portfolio turnover rate	21%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
SMTZX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2040 Fund

Class R3 Shares/Ticker: SMTPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2040 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2040 Fund (Class R3 Shares)	$54	0.50%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2040 Fund's Class R3 Shares returned 15.76% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2040 Index (the “Index”) returned 15.09% and the JPMorgan SmartRetirement 2040 Composite Benchmark returned 15.51% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2040 Fund (Class R3 Shares)	September 9, 2016	15.76%	8.46%	7.23%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2040 Index		15.09	8.93	7.69
JPMorgan SmartRetirement 2040 Composite Benchmark		15.51	8.65	7.77
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns for Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class A Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan SmartRetirement® 2040 Fund, the MSCI ACWI (net total return), the S&P Target Date 2040 Index and the JPMorgan SmartRetirement 2040 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI (net total return) and the S&P Target Date 2040 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2040 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2040 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2040 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2040 Index was discontinued. As a result, performance for the S&P Target Date 2040 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2040 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2040 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2040 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$3,820,740
Total number of portfolio holdings	24
Portfolio turnover rate	21%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
SMTPX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2040 Fund

Class R4 Shares/Ticker: SMTQX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2040 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2040 Fund (Class R4 Shares)	$27	0.25%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2040 Fund's Class R4 Shares returned 16.06% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2040 Index (the “Index”) returned 15.09% and the JPMorgan SmartRetirement 2040 Composite Benchmark returned 15.51% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2040 Fund (Class R4 Shares)	September 9, 2016	16.06%	8.72%	7.46%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2040 Index		15.09	8.93	7.69
JPMorgan SmartRetirement 2040 Composite Benchmark		15.51	8.65	7.77
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R4 Shares would have been lower than those shown because Class R4 Shares have higher expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan SmartRetirement® 2040 Fund, the MSCI ACWI (net total return), the S&P Target Date 2040 Index and the JPMorgan SmartRetirement 2040 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI (net total return) and the S&P Target Date 2040 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2040 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2040 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2040 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2040 Index was discontinued. As a result, performance for the S&P Target Date 2040 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2040 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2040 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2040 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$3,820,740
Total number of portfolio holdings	24
Portfolio turnover rate	21%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
SMTQX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2040 Fund

Class R5 Shares/Ticker: SMTIX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2040 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2040 Fund (Class R5 Shares)	$11	0.10%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2040 Fund's Class R5 Shares returned 16.22% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2040 Index (the “Index”) returned 15.09% and the JPMorgan SmartRetirement 2040 Composite Benchmark returned 15.51% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2040 Fund (Class R5 Shares)	May 15, 2006	16.22%	8.88%	7.62%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2040 Index		15.09	8.93	7.69
JPMorgan SmartRetirement 2040 Composite Benchmark		15.51	8.65	7.77
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan SmartRetirement® 2040 Fund, the MSCI ACWI (net total return), the S&P Target Date 2040 Index and the JPMorgan SmartRetirement 2040 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI (net total return) and the S&P Target Date 2040 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2040 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The  MSCI ACWI (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2040 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2040 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2040 Index was discontinued. As a result, performance for the S&P Target Date 2040 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2040 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2040 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2040 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$3,820,740
Total number of portfolio holdings	24
Portfolio turnover rate	21%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
SMTIX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2040 Fund

Class R6 Shares/Ticker: SMTYX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2040 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2040 Fund (Class R6 Shares)	$0	0.00%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2040 Fund's Class R6 Shares returned 16.33% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2040 Index (the “Index”) returned 15.09% and the JPMorgan SmartRetirement 2040 Composite Benchmark returned 15.51% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2040 Fund (Class R6 Shares)	November 3, 2014	16.33%	8.99%	7.71%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2040 Index		15.09	8.93	7.69
JPMorgan SmartRetirement 2040 Composite Benchmark		15.51	8.65	7.77
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to their inception date are based on the performance of Class R5 Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan SmartRetirement® 2040 Fund, the MSCI ACWI (net total return), the S&P Target Date 2040 Index and the JPMorgan SmartRetirement 2040 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI (net total return) and the S&P Target Date 2040 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2040 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2040 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2040 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2040 Index was discontinued. As a result, performance for the S&P Target Date 2040 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2040 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2040 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2040 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$3,820,740
Total number of portfolio holdings	24
Portfolio turnover rate	21%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
SMTYX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2045 Fund

Class A Shares/Ticker: JSAAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2045 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2045 Fund (Class A Shares)	$48	0.44%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2045 Fund's Class A Shares, without a sales charge, returned 16.93% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2045 Index (the “Index”) returned 15.97% and the JPMorgan SmartRetirement 2045 Composite Benchmark returned 16.61% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2045 Fund (Class A Shares)	July 31, 2007	11.67%	8.25%	7.19%
JPMorgan SmartRetirement® 2045 Fund (Class A Shares) - excluding sales charge		16.93	9.25	7.69
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2045 Index		15.97	9.45	8.02
JPMorgan SmartRetirement 2045 Composite Benchmark		16.61	9.41	8.17
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan SmartRetirement® 2045 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2045 Index and the JPMorgan SmartRetirement 2045 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the MSCI ACWI Index (net total return) and the S&P Target Date 2045 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2045 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2045 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2045 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2045 Index was discontinued. As a result, performance for the S&P Target Date 2045 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2045 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2045 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2045 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,929,324
Total number of portfolio holdings	24
Portfolio turnover rate	21%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSAAX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2045 Fund

Class C Shares/Ticker: JSACX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2045 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2045 Fund (Class C Shares)	$108	1.00%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2045 Fund's Class C Shares, without a sales charge, returned 16.25% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2045 Index (the “Index”) returned 15.97% and the JPMorgan SmartRetirement 2045 Composite Benchmark returned 16.61% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2045 Fund (Class C Shares)	July 31, 2007	15.25%	8.62%	7.17%
JPMorgan SmartRetirement® 2045 Fund (Class C Shares) - excluding sales charge		16.25	8.62	7.17
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2045 Index		15.97	9.45	8.02
JPMorgan SmartRetirement 2045 Composite Benchmark		16.61	9.41	8.17
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan SmartRetirement® 2045 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2045 Index and the JPMorgan SmartRetirement 2045 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the S&P Target Date 2045 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2045 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2045 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2045 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2045 Index was discontinued. As a result, performance for the S&P Target Date 2045 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2045 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2045 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2045 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,929,324
Total number of portfolio holdings	24
Portfolio turnover rate	21%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSACX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2045 Fund

Class I Shares/Ticker: JSASX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2045 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2045 Fund (Class I Shares)	$27	0.25%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2045 Fund's Class I Shares returned 17.14% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2045 Index (the “Index”) returned 15.97% and the JPMorgan SmartRetirement 2045 Composite Benchmark returned 16.61% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2045 Fund (Class I Shares)	July 31, 2007	17.14%	9.44%	7.84%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2045 Index		15.97	9.45	8.02
JPMorgan SmartRetirement 2045 Composite Benchmark		16.61	9.41	8.17
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan SmartRetirement® 2045 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2045 Index and the JPMorgan SmartRetirement 2045 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the S&P Target Date 2045 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2045 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2045 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2045 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2045 Index was discontinued. As a result, performance for the S&P Target Date 2045 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2045 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2045 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2045 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,929,324
Total number of portfolio holdings	24
Portfolio turnover rate	21%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSASX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2045 Fund

Class R2 Shares/Ticker: JSAZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2045 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2045 Fund (Class R2 Shares)	$81	0.75%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2045 Fund's Class R2 Shares returned 16.54% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2045 Index (the “Index”) returned 15.97% and the JPMorgan SmartRetirement 2045 Composite Benchmark returned 16.61% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2045 Fund (Class R2 Shares)	November 3, 2008	16.54%	8.89%	7.34%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2045 Index		15.97	9.45	8.02
JPMorgan SmartRetirement 2045 Composite Benchmark		16.61	9.41	8.17
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan SmartRetirement® 2045 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2045 Index and the JPMorgan SmartRetirement 2045 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the S&P Target Date 2045 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2045 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2045 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2045 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2045 Index was discontinued. As a result, performance for the S&P Target Date 2045 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2045 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2045 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2045 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,929,324
Total number of portfolio holdings	24
Portfolio turnover rate	21%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSAZX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2045 Fund

Class R3 Shares/Ticker: JSAPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2045 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2045 Fund (Class R3 Shares)	$54	0.50%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2045 Fund's Class R3 Shares returned 16.83% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2045 Index (the “Index”) returned 15.97% and the JPMorgan SmartRetirement 2045 Composite Benchmark returned 16.61% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2045 Fund (Class R3 Shares)	September 9, 2016	16.83%	9.17%	7.61%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2045 Index		15.97	9.45	8.02
JPMorgan SmartRetirement 2045 Composite Benchmark		16.61	9.41	8.17
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns for Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class A Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan SmartRetirement® 2045 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2045 Index and the JPMorgan SmartRetirement 2045 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the S&P Target Date 2045 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2045 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2045 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2045 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2045 Index was discontinued. As a result, performance for the S&P Target Date 2045 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2045 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2045 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2045 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,929,324
Total number of portfolio holdings	24
Portfolio turnover rate	21%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSAPX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2045 Fund

Class R4 Shares/Ticker: JSAQX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2045 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2045 Fund (Class R4 Shares)	$27	0.25%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2045 Fund's Class R4 Shares returned 17.14% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2045 Index (the “Index”) returned 15.97% and the JPMorgan SmartRetirement 2045 Composite Benchmark returned 16.61% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2045 Fund (Class R4 Shares)	September 9, 2016	17.14%	9.44%	7.83%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2045 Index		15.97	9.45	8.02
JPMorgan SmartRetirement 2045 Composite Benchmark		16.61	9.41	8.17
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R4 Shares would have been lower than those shown because Class R4 Shares have higher expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan SmartRetirement® 2045 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2045 Index and the JPMorgan SmartRetirement 2045 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the S&P Target Date 2045 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2045 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2045 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2045 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2045 Index was discontinued. As a result, performance for the S&P Target Date 2045 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2045 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2045 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2045 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,929,324
Total number of portfolio holdings	24
Portfolio turnover rate	21%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSAQX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2045 Fund

Class R5 Shares/Ticker: JSAIX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2045 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2045 Fund (Class R5 Shares)	$11	0.10%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2045 Fund's Class R5 Shares returned 17.34% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2045 Index (the “Index”) returned 15.97% and the JPMorgan SmartRetirement 2045 Composite Benchmark returned 16.61% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2045 Fund (Class R5 Shares)	July 31, 2007	17.34%	9.60%	8.00%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2045 Index		15.97	9.45	8.02
JPMorgan SmartRetirement 2045 Composite Benchmark		16.61	9.41	8.17
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan SmartRetirement® 2045 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2045 Index and the JPMorgan SmartRetirement 2045 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the S&P Target Date 2045 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2045 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2045 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2045 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2045 Index was discontinued. As a result, performance for the S&P Target Date 2045 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2045 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2045 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2045 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,929,324
Total number of portfolio holdings	24
Portfolio turnover rate	21%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSAIX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2045 Fund

Class R6 Shares/Ticker: JSAYX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2045 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2045 Fund (Class R6 Shares)	$0	0.00%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2045 Fund's Class R6 Shares returned 17.45% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2045 Index (the “Index”) returned 15.97% and the JPMorgan SmartRetirement 2045 Composite Benchmark returned 16.61% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2045 Fund (Class R6 Shares)	November 3, 2014	17.45%	9.71%	8.09%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2045 Index		15.97	9.45	8.02
JPMorgan SmartRetirement 2045 Composite Benchmark		16.61	9.41	8.17
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to their inception date are based on the performance of Class R5 Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan SmartRetirement® 2045 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2045 Index and the JPMorgan SmartRetirement 2045 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the S&P Target Date 2045 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2045 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2045 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2045 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2045 Index was discontinued. As a result, performance for the S&P Target Date 2045 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2045 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2045 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2045 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,929,324
Total number of portfolio holdings	24
Portfolio turnover rate	21%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSAYX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2050 Fund

Class A Shares/Ticker: JTSAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2050 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2050 Fund (Class A Shares)	$48	0.44%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2050 Fund's Class A Shares, without a sales charge, returned 17.52% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2050 Index (the “Index”) returned 16.54% and the JPMorgan SmartRetirement 2050 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2050 Fund (Class A Shares)	July 31, 2007	12.24%	8.36%	7.25%
JPMorgan SmartRetirement® 2050 Fund (Class A Shares) - excluding sales charge		17.52	9.37	7.75
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2050 Index		16.54	9.73	8.22
JPMorgan SmartRetirement 2050 Composite Benchmark		17.18	9.54	8.24
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan SmartRetirement® 2050 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2050 Index and the JPMorgan SmartRetirement 2050 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the MSCI ACWI Index (net total return) and the S&P Target Date 2050 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2050 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2050 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2050 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2050 Index was discontinued. As a result, performance for the S&P Target Date 2050 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2050 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2050 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2050 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,674,486
Total number of portfolio holdings	24
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JTSAX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2050 Fund

Class C Shares/Ticker: JTSCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2050 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2050 Fund (Class C Shares)	$109	1.00%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2050 Fund's Class C Shares, without a sales charge, returned 16.84% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2050 Index (the “Index”) returned 16.54% and the JPMorgan SmartRetirement 2050 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2050 Fund (Class C Shares)	July 31, 2007	15.84%	8.74%	7.22%
JPMorgan SmartRetirement® 2050 Fund (Class C Shares) - excluding sales charge		16.84	8.74	7.22
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2050 Index		16.54	9.73	8.22
JPMorgan SmartRetirement 2050 Composite Benchmark		17.18	9.54	8.24
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan SmartRetirement® 2050 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2050 Index and the JPMorgan SmartRetirement 2050 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the S&P Target Date 2050 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2050 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2050 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2050 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2050 Index was discontinued. As a result, performance for the S&P Target Date 2050 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2050 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2050 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2050 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,674,486
Total number of portfolio holdings	24
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JTSCX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2050 Fund

Class I Shares/Ticker: JTSSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2050 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2050 Fund (Class I Shares)	$27	0.25%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2050 Fund's Class I Shares returned 17.69% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2050 Index (the “Index”) returned 16.54% and the JPMorgan SmartRetirement 2050 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2050 Fund (Class I Shares)	July 31, 2007	17.69%	9.55%	7.90%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2050 Index		16.54	9.73	8.22
JPMorgan SmartRetirement 2050 Composite Benchmark		17.18	9.54	8.24
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan SmartRetirement® 2050 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2050 Index and the JPMorgan SmartRetirement 2050 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the S&P Target Date 2050 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2050 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2050 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2050 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2050 Index was discontinued. As a result, performance for the S&P Target Date 2050 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2050 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2050 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2050 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,674,486
Total number of portfolio holdings	24
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JTSSX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2050 Fund

Class R2 Shares/Ticker: JTSZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2050 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2050 Fund (Class R2 Shares)	$82	0.75%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2050 Fund's Class R2 Shares returned 17.14% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2050 Index (the “Index”) returned 16.54% and the JPMorgan SmartRetirement 2050 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2050 Fund (Class R2 Shares)	November 3, 2008	17.14%	9.01%	7.41%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2050 Index		16.54	9.73	8.22
JPMorgan SmartRetirement 2050 Composite Benchmark		17.18	9.54	8.24
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan SmartRetirement® 2050 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2050 Index and the JPMorgan SmartRetirement 2050 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the S&P Target Date 2050 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2050 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2050 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2050 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2050 Index was discontinued. As a result, performance for the S&P Target Date 2050 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2050 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2050 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2050 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,674,486
Total number of portfolio holdings	24
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JTSZX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2050 Fund

Class R3 Shares/Ticker: JTSPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2050 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2050 Fund (Class R3 Shares)	$54	0.50%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2050 Fund's Class R3 Shares returned 17.44% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2050 Index (the “Index”) returned 16.54% and the JPMorgan SmartRetirement 2050 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2050 Fund (Class R3 Shares)	September 9, 2016	17.44%	9.29%	7.66%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2050 Index		16.54	9.73	8.22
JPMorgan SmartRetirement 2050 Composite Benchmark		17.18	9.54	8.24
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns for Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class A Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan SmartRetirement® 2050 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2050 Index and the JPMorgan SmartRetirement 2050 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the S&P Target Date 2050 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2050 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2050 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2050 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2050 Index was discontinued. As a result, performance for the S&P Target Date 2050 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2050 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2050 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2050 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,674,486
Total number of portfolio holdings	24
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JTSPX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2050 Fund

Class R4 Shares/Ticker: JTSQX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2050 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2050 Fund (Class R4 Shares)	$27	0.25%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2050 Fund's Class R4 Shares returned 17.72% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2050 Index (the “Index”) returned 16.54% and the JPMorgan SmartRetirement 2050 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2050 Fund (Class R4 Shares)	September 9, 2016	17.72%	9.56%	7.89%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2050 Index		16.54	9.73	8.22
JPMorgan SmartRetirement 2050 Composite Benchmark		17.18	9.54	8.24
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R4 Shares would have been lower than those shown because Class R4 Shares have higher expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan SmartRetirement® 2050 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2050 Index and the JPMorgan SmartRetirement 2050 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the S&P Target Date 2050 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2050 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2050 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2050 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2050 Index was discontinued. As a result, performance for the S&P Target Date 2050 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2050 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2050 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2050 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,674,486
Total number of portfolio holdings	24
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JTSQX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2050 Fund

Class R5 Shares/Ticker: JTSIX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2050 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2050 Fund (Class R5 Shares)	$11	0.10%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2050 Fund's Class R5 Shares returned 17.93% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2050 Index (the “Index”) returned 16.54% and the JPMorgan SmartRetirement 2050 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2050 Fund (Class R5 Shares)	July 31, 2007	17.93%	9.72%	8.06%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2050 Index		16.54	9.73	8.22
JPMorgan SmartRetirement 2050 Composite Benchmark		17.18	9.54	8.24
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan SmartRetirement® 2050 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2050 Index and the JPMorgan SmartRetirement 2050 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the S&P Target Date 2050 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2050 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2050 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2050 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2050 Index was discontinued. As a result, performance for the S&P Target Date 2050 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2050 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2050 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2050 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,674,486
Total number of portfolio holdings	24
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JTSIX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2050 Fund

Class R6 Shares/Ticker: JTSYX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2050 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2050 Fund (Class R6 Shares)	$0	0.00%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2050 Fund's Class R6 Shares returned 18.03% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2050 Index (the “Index”) returned 16.54% and the JPMorgan SmartRetirement 2050 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2050 Fund (Class R6 Shares)	November 3, 2014	18.03%	9.83%	8.16%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2050 Index		16.54	9.73	8.22
JPMorgan SmartRetirement 2050 Composite Benchmark		17.18	9.54	8.24
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to their inception date are based on the performance of Class R5 Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan SmartRetirement® 2050 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2050 Index and the JPMorgan SmartRetirement 2050 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the S&P Target Date 2050 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2050 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2050 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2050 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2050 Index was discontinued. As a result, performance for the S&P Target Date 2050 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2050 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2050 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2050 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,674,486
Total number of portfolio holdings	24
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JTSYX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2055 Fund

Class A Shares/Ticker: JFFAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2055 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2055 Fund (Class A Shares)	$48	0.44%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2055 Fund's Class A Shares, without a sales charge, returned 17.43% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2055 Index (the “Index”) returned 16.57% and the JPMorgan SmartRetirement 2055 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2055 Fund (Class A Shares)	January 31, 2012	12.14%	8.37%	7.25%
JPMorgan SmartRetirement® 2055 Fund (Class A Shares) - excluding sales charge		17.43	9.38	7.75
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2055 Index		16.57	9.79	8.28
JPMorgan SmartRetirement 2055 Composite Benchmark		17.18	9.54	8.24
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan SmartRetirement® 2055 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2055 Index and the JPMorgan SmartRetirement 2055 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the MSCI ACWI Index (net total return) and the S&P Target Date 2055 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2055 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2055 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2055 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2055 Index was discontinued. As a result, performance for the S&P Target Date 2055 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2055 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2055 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2055 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,698,826
Total number of portfolio holdings	24
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JFFAX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2055 Fund

Class C Shares/Ticker: JFFCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2055 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2055 Fund (Class C Shares)	$108	1.00%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2055 Fund's Class C Shares, without a sales charge, returned 16.81% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2055 Index (the “Index”) returned 16.57% and the JPMorgan SmartRetirement 2055 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2055 Fund (Class C Shares)	January 31, 2012	15.81%	8.75%	7.22%
JPMorgan SmartRetirement® 2055 Fund (Class C Shares) - excluding sales charge		16.81	8.75	7.22
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2055 Index		16.57	9.79	8.28
JPMorgan SmartRetirement 2055 Composite Benchmark		17.18	9.54	8.24
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan SmartRetirement® 2055 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2055 Index and the JPMorgan SmartRetirement 2055 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the S&P Target Date 2055 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2055 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2055 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2055 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2055 Index was discontinued. As a result, performance for the S&P Target Date 2055 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2055 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2055 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2055 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,698,826
Total number of portfolio holdings	24
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JFFCX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2055 Fund

Class I Shares/Ticker: JFFSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2055 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2055 Fund (Class I Shares)	$27	0.25%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2055 Fund's Class I Shares returned 17.68% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2055 Index (the “Index”) returned 16.57% and the JPMorgan SmartRetirement 2055 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2055 Fund (Class I Shares)	January 31, 2012	17.68%	9.57%	7.91%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2055 Index		16.57	9.79	8.28
JPMorgan SmartRetirement 2055 Composite Benchmark		17.18	9.54	8.24
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan SmartRetirement® 2055 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2055 Index and the JPMorgan SmartRetirement 2055 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the S&P Target Date 2055 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2055 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2055 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2055 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2055 Index was discontinued. As a result, performance for the S&P Target Date 2055 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2055 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2055 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2055 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,698,826
Total number of portfolio holdings	24
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JFFSX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2055 Fund

Class R2 Shares/Ticker: JFFRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2055 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2055 Fund (Class R2 Shares)	$82	0.75%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2055 Fund's Class R2 Shares returned 17.11% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2055 Index (the “Index”) returned 16.57% and the JPMorgan SmartRetirement 2055 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2055 Fund (Class R2 Shares)	January 31, 2012	17.11%	9.02%	7.41%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2055 Index		16.57	9.79	8.28
JPMorgan SmartRetirement 2055 Composite Benchmark		17.18	9.54	8.24
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan SmartRetirement® 2055 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2055 Index and the JPMorgan SmartRetirement 2055 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the S&P Target Date 2055 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2055 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2055 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2055 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2055 Index was discontinued. As a result, performance for the S&P Target Date 2055 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2055 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2055 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2055 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,698,826
Total number of portfolio holdings	24
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JFFRX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2055 Fund

Class R3 Shares/Ticker: JFFPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2055 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2055 Fund (Class R3 Shares)	$54	0.50%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2055 Fund's Class R3 Shares returned 17.40% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2055 Index (the “Index”) returned 16.57% and the JPMorgan SmartRetirement 2055 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2055 Fund (Class R3 Shares)	September 9, 2016	17.40%	9.30%	7.67%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2055 Index		16.57	9.79	8.28
JPMorgan SmartRetirement 2055 Composite Benchmark		17.18	9.54	8.24
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns for Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class A Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan SmartRetirement® 2055 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2055 Index and the JPMorgan SmartRetirement 2055 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the S&P Target Date 2055 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2055 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2055 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2055 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2055 Index was discontinued. As a result, performance for the S&P Target Date 2055 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2055 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2055 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2055 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,698,826
Total number of portfolio holdings	24
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JFFPX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2055 Fund

Class R4 Shares/Ticker: JFFQX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2055 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2055 Fund (Class R4 Shares)	$27	0.25%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2055 Fund's Class R4 Shares returned 17.70% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2055 Index (the “Index”) returned 16.57% and the JPMorgan SmartRetirement 2055 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2055 Fund (Class R4 Shares)	September 9, 2016	17.70%	9.57%	7.90%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2055 Index		16.57	9.79	8.28
JPMorgan SmartRetirement 2055 Composite Benchmark		17.18	9.54	8.24
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual return for Class R4 Shares would have been lower than those shown because Class R4 Shares have higher expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan SmartRetirement® 2055 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2055 Index and the JPMorgan SmartRetirement 2055 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the S&P Target Date 2055 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2055 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2055 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2055 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2055 Index was discontinued. As a result, performance for the S&P Target Date 2055 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2055 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2055 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2055 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,698,826
Total number of portfolio holdings	24
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JFFQX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2055 Fund

Class R5 Shares/Ticker: JFFIX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2055 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2055 Fund (Class R5 Shares)	$11	0.10%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2055 Fund's Class R5 Shares returned 17.87% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2055 Index (the “Index”) returned 16.57% and the JPMorgan SmartRetirement 2055 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2055 Fund (Class R5 Shares)	January 31, 2012	17.87%	9.74%	8.06%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2055 Index		16.57	9.79	8.28
JPMorgan SmartRetirement 2055 Composite Benchmark		17.18	9.54	8.24
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan SmartRetirement® 2055 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2055 Index and the JPMorgan SmartRetirement 2055 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the S&P Target Date 2055 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2055 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2055 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2055 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2055 Index was discontinued. As a result, performance for the S&P Target Date 2055 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2055 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2055 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2055 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,698,826
Total number of portfolio holdings	24
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JFFIX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2055 Fund

Class R6 Shares/Ticker: JFFYX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2055 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2055 Fund (Class R6 Shares)	$0	0.00%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2055 Fund's Class R6 Shares returned 17.96% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2055 Index (the “Index”) returned 16.57% and the JPMorgan SmartRetirement 2055 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2055 Fund (Class R6 Shares)	November 3, 2014	17.96%	9.84%	8.16%
MSCI ACWI Index (net total return)		19.38	10.76	8.43
S&P Target Date 2055 Index		16.57	9.79	8.28
JPMorgan SmartRetirement 2055 Composite Benchmark		17.18	9.54	8.24
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to their inception date are based on the performance of Class R5 Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan SmartRetirement® 2055 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2055 Index and the JPMorgan SmartRetirement 2055 Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the S&P Target Date 2055 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2055 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2055 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2055 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2055 Index was discontinued. As a result, performance for the S&P Target Date 2055 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2055 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2055 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2055 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,698,826
Total number of portfolio holdings	24
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JFFYX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2060 Fund

Class A Shares/Ticker: JAKAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2060 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2060 Fund (Class A Shares)	$48	0.44%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2060 Fund's Class A Shares, without a sales charge, returned 17.52% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2060 Index (the “Index”) returned 16.59% and the JPMorgan SmartRetirement 2060 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2060 Fund (Class A Shares)	August 31, 2016	12.23%	8.35%	8.71%
JPMorgan SmartRetirement® 2060 Fund (Class A Shares) - excluding sales charge		17.52	9.36	9.35
MSCI ACWI Index (net total return)		19.38	10.76	10.68
S&P Target Date 2060 Index		16.59	9.82	9.94
JPMorgan SmartRetirement 2060 Composite Benchmark		17.18	9.54	9.59
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan SmartRetirement® 2060 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2060 Index and the JPMorgan SmartRetirement 2060 Composite Benchmark from August 31, 2016 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the MSCI ACWI Index (net total return) and the S&P Target Date 2060 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2060 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2060 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2060 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2060 Index was discontinued. As a result, performance for the S&P Target Date 2060 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2060 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2060 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2060 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$681,804
Total number of portfolio holdings	24
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JAKAX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2060 Fund

Class C Shares/Ticker: JAKCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2060 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2060 Fund (Class C Shares)	$109	1.00%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2060 Fund's Class C Shares, without a sales charge, returned 16.84% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2060 Index (the “Index”) returned 16.59% and the JPMorgan SmartRetirement 2060 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2060 Fund (Class C Shares)	August 31, 2016	15.84%	8.74%	8.72%
JPMorgan SmartRetirement® 2060 Fund (Class C Shares) - excluding sales charge		16.84	8.74	8.72
MSCI ACWI Index (net total return)		19.38	10.76	10.68
S&P Target Date 2060 Index		16.59	9.82	9.94
JPMorgan SmartRetirement 2060 Composite Benchmark		17.18	9.54	9.59
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan SmartRetirement® 2060 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2060 Index and the JPMorgan SmartRetirement 2060 Composite Benchmark from August 31, 2016 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the S&P Target Date 2060 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2060 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2060 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2060 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2060 Index was discontinued. As a result, performance for the S&P Target Date 2060 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2060 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2060 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2060 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$681,804
Total number of portfolio holdings	24
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JAKCX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2060 Fund

Class I Shares/Ticker: JAKSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2060 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2060 Fund (Class I Shares)	$27	0.25%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2060 Fund's Class I Shares returned 17.76% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2060 Index (the “Index”) returned 16.59% and the JPMorgan SmartRetirement 2060 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2060 Fund (Class I Shares)	August 31, 2016	17.76%	9.56%	9.54%
MSCI ACWI Index (net total return)		19.38	10.76	10.68
S&P Target Date 2060 Index		16.59	9.82	9.94
JPMorgan SmartRetirement 2060 Composite Benchmark		17.18	9.54	9.59
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan SmartRetirement® 2060 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2060 Index and the JPMorgan SmartRetirement 2060 Composite Benchmark from August 31, 2016 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the S&P Target Date 2060 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2060 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2060 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2060 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2060 Index was discontinued. As a result, performance for the S&P Target Date 2060 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2060 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2060 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2060 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$681,804
Total number of portfolio holdings	24
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JAKSX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2060 Fund

Class R2 Shares/Ticker: JAKZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2060 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2060 Fund (Class R2 Shares)	$81	0.75%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2060 Fund's Class R2 Shares returned 17.11% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2060 Index (the “Index”) returned 16.59% and the JPMorgan SmartRetirement 2060 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2060 Fund (Class R2 Shares)	August 31, 2016	17.11%	9.00%	8.99%
MSCI ACWI Index (net total return)		19.38	10.76	10.68
S&P Target Date 2060 Index		16.59	9.82	9.94
JPMorgan SmartRetirement 2060 Composite Benchmark		17.18	9.54	9.59
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan SmartRetirement® 2060 Fund, the MSCI ACWI (net total return), the S&P Target Date 2060 Index and the JPMorgan SmartRetirement 2060 Composite Benchmark from August 31, 2016 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI (net total return) and the S&P Target Date 2060 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2060 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2060 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2060 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2060 Index was discontinued. As a result, performance for the S&P Target Date 2060 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2060 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2060 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2060 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$681,804
Total number of portfolio holdings	24
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JAKZX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2060 Fund

Class R3 Shares/Ticker: JAKPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2060 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2060 Fund (Class R3 Shares)	$54	0.50%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2060 Fund's Class R3 Shares returned 17.38% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2060 Index (the “Index”) returned 16.59% and the JPMorgan SmartRetirement 2060 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2060 Fund (Class R3 Shares)	September 9, 2016	17.38%	9.27%	9.25%
MSCI ACWI Index (net total return)		19.38	10.76	10.68
S&P Target Date 2060 Index		16.59	9.82	9.94
JPMorgan SmartRetirement 2060 Composite Benchmark		17.18	9.54	9.59
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns for Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class A Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan SmartRetirement® 2060 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2060 Index and the JPMorgan SmartRetirement 2060 Composite Benchmark from August 31, 2016 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the S&P Target Date 2060 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2060 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2060 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2060 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2060 Index was discontinued. As a result, performance for the S&P Target Date 2060 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2060 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2060 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2060 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$681,804
Total number of portfolio holdings	24
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JAKPX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2060 Fund

Class R4 Shares/Ticker: JAKQX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2060 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2060 Fund (Class R4 Shares)	$27	0.25%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2060 Fund's Class R4 Shares returned 17.76% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2060 Index (the “Index”) returned 16.59% and the JPMorgan SmartRetirement 2060 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2060 Fund (Class R4 Shares)	September 9, 2016	17.76%	9.54%	9.52%
MSCI ACWI Index (net total return)		19.38	10.76	10.68
S&P Target Date 2060 Index		16.59	9.82	9.94
JPMorgan SmartRetirement 2060 Composite Benchmark		17.18	9.54	9.59
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual return for Class R4 Shares would have been lower than those shown because Class R4 Shares have higher expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan SmartRetirement® 2060 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2060 Index and the JPMorgan SmartRetirement 2060 Composite Benchmark from August 31, 2016 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the S&P Target Date 2060 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2060 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2060 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2060 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2060 Index was discontinued. As a result, performance for the S&P Target Date 2060 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2060 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2060 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2060 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$681,804
Total number of portfolio holdings	24
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JAKQX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2060 Fund

Class R5 Shares/Ticker: JAKIX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2060 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2060 Fund (Class R5 Shares)	$11	0.10%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2060 Fund's Class R5 Shares returned 17.89% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2060 Index (the “Index”) returned 16.59% and the JPMorgan SmartRetirement 2060 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2060 Fund (Class R5 Shares)	August 31, 2016	17.89%	9.71%	9.68%
MSCI ACWI Index (net total return)		19.38	10.76	10.68
S&P Target Date 2060 Index		16.59	9.82	9.94
JPMorgan SmartRetirement 2060 Composite Benchmark		17.18	9.54	9.59
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan SmartRetirement® 2060 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2060 Index and the JPMorgan SmartRetirement 2060 Composite Benchmark from August 31, 2016 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the S&P Target Date 2060 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2060 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2060 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2060 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2060 Index was discontinued. As a result, performance for the S&P Target Date 2060 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2060 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2060 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2060 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$681,804
Total number of portfolio holdings	24
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JAKIX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2060 Fund

Class R6 Shares/Ticker: JAKYX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2060 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2060 Fund (Class R6 Shares)	$0	0.00%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2060 Fund's Class R6 Shares returned 18.00% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2060 Index (the “Index”) returned 16.59% and the JPMorgan SmartRetirement 2060 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2060 Fund (Class R6 Shares)	August 31, 2016	18.00%	9.81%	9.80%
MSCI ACWI Index (net total return)		19.38	10.76	10.68
S&P Target Date 2060 Index		16.59	9.82	9.94
JPMorgan SmartRetirement 2060 Composite Benchmark		17.18	9.54	9.59
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan SmartRetirement® 2060 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2060 Index and the JPMorgan SmartRetirement 2060 Composite Benchmark from August 31, 2016 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the S&P Target Date 2060 Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2060 Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2060 Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2060 Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2060 Index was discontinued. As a result, performance for the S&P Target Date 2060 Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2060 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2060 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2060 Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$681,804
Total number of portfolio holdings	24
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JAKYX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Income Fund

Class A Shares/Ticker: JSRAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Income Fund (Class A Shares)	$37	0.35%
How did the Fund Perform?
The JPMorgan SmartRetirement® Income Fund's Class A Shares, without a sales charge, returned 9.67% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date Retirement Income Index (the “Index”) returned 8.24% and the JPMorgan SmartRetirement Income Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Income Fund (Class A Shares)	May 15, 2006	4.76%	2.97%	3.41%
JPMorgan SmartRetirement® Income Fund (Class A Shares) - excluding sales charge		9.67	3.92	3.89
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date Retirement Income Index		8.24	3.91	3.92
JPMorgan SmartRetirement Income Composite Benchmark		9.85	4.34	4.33
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan SmartRetirement® Income Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date Retirement Income Index and the JPMorgan SmartRetirement Income Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the S&P Target Date Retirement Income Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date Retirement Income Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The S&P Target Date Retirement Income Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date Retirement Income Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date Retirement Income Index was discontinued. As a result, performance for the S&P Target Date Retirement Income Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement Income Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement Income Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date Retirement Income Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE")or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,056,369
Total number of portfolio holdings	22
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSRAX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Income Fund

Class C Shares/Ticker: JSRCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Income Fund (Class C Shares)	$103	0.98%
How did the Fund Perform?
The JPMorgan SmartRetirement® Income Fund's Class C Shares, without a sales charge, returned 8.96% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date Retirement Income Index (the “Index”) returned 8.24% and the JPMorgan SmartRetirement Income Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Income Fund (Class C Shares)	May 15, 2006	7.96%	3.26%	3.36%
JPMorgan SmartRetirement® Income Fund (Class C Shares) - excluding sales charge		8.96	3.26	3.36
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date Retirement Income Index		8.24	3.91	3.92
JPMorgan SmartRetirement Income Composite Benchmark		9.85	4.34	4.33
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan SmartRetirement® Income Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date Retirement Income Index and the JPMorgan SmartRetirement Income Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the S&P Target Date Retirement Income Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date Retirement Income Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The S&P Target Date Retirement Income Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date Retirement Income Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date Retirement Income Index was discontinued. As a result, performance for the S&P Target Date Retirement Income Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement Income Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement Income Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date Retirement Income Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE")or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,056,369
Total number of portfolio holdings	22
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSRCX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Income Fund

Class I Shares/Ticker: JSRSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Income Fund (Class I Shares)	$24	0.23%
How did the Fund Perform?
The JPMorgan SmartRetirement® Income Fund's Class I Shares returned 9.78% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date Retirement Income Index (the “Index”) returned 8.24% and the JPMorgan SmartRetirement Income Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Income Fund (Class I Shares)	May 15, 2006	9.78%	4.03%	4.00%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date Retirement Income Index		8.24	3.91	3.92
JPMorgan SmartRetirement Income Composite Benchmark		9.85	4.34	4.33
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan SmartRetirement® Income Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date Retirement Income Index and the JPMorgan SmartRetirement Income Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the S&P Target Date Retirement Income Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date Retirement Income Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The S&P Target Date Retirement Income Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date Retirement Income Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date Retirement Income Index was discontinued. As a result, performance for the S&P Target Date Retirement Income Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement Income Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement Income Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date Retirement Income Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE")or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,056,369
Total number of portfolio holdings	22
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSRSX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Income Fund

Class R2 Shares/Ticker: JSIZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Income Fund (Class R2 Shares)	$79	0.75%
How did the Fund Perform?
The JPMorgan SmartRetirement® Income Fund's Class R2 Shares returned 9.21% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date Retirement Income Index (the “Index”) returned 8.24% and the JPMorgan SmartRetirement Income Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Income Fund (Class R2 Shares)	November 3, 2008	9.21%	3.47%	3.49%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date Retirement Income Index		8.24	3.91	3.92
JPMorgan SmartRetirement Income Composite Benchmark		9.85	4.34	4.33
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan SmartRetirement® Income Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date Retirement Income Index and the JPMorgan SmartRetirement Income Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the S&P Target Date Retirement Income Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date Retirement Income Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The S&P Target Date Retirement Income Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date Retirement Income Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date Retirement Income Index was discontinued. As a result, performance for the S&P Target Date Retirement Income Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement Income Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement Income Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date Retirement Income Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE")or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,056,369
Total number of portfolio holdings	22
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSIZX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Income Fund

Class R3 Shares/Ticker: JSIPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Income Fund (Class R3 Shares)	$52	0.50%
How did the Fund Perform?
The JPMorgan SmartRetirement® Income Fund's Class R3 Shares returned 9.49% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date Retirement Income Index (the “Index”) returned 8.24% and the JPMorgan SmartRetirement Income Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Income Fund (Class R3 Shares)	September 9, 2016	9.49%	3.73%	3.74%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date Retirement Income Index		8.24	3.91	3.92
JPMorgan SmartRetirement Income Composite Benchmark		9.85	4.34	4.33
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns for Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class A Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan SmartRetirement® Income Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date Retirement Income Index and the JPMorgan SmartRetirement Income Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the S&P Target Date Retirement Income Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date Retirement Income Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The S&P Target Date Retirement Income Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date Retirement Income Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date Retirement Income Index was discontinued. As a result, performance for the S&P Target Date Retirement Income Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement Income Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement Income Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date Retirement Income Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE")or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,056,369
Total number of portfolio holdings	22
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSIPX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Income Fund

Class R4 Shares/Ticker: JSIQX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Income Fund (Class R4 Shares)	$26	0.25%
How did the Fund Perform?
The JPMorgan SmartRetirement® Income Fund's Class R4 Shares returned 9.79% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date Retirement Income Index (the “Index”) returned 8.24% and the JPMorgan SmartRetirement Income Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Income Fund (Class R4 Shares)	September 9, 2016	9.79%	4.00%	3.96%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date Retirement Income Index		8.24	3.91	3.92
JPMorgan SmartRetirement Income Composite Benchmark		9.85	4.34	4.33
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R4 Shares would have been lower than those shown because Class R4 Shares have higher expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan SmartRetirement® Income Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date Retirement Income Index and the JPMorgan SmartRetirement Income Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the S&P Target Date Retirement Income Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date Retirement Income Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The S&P Target Date Retirement Income Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date Retirement Income Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date Retirement Income Index was discontinued. As a result, performance for the S&P Target Date Retirement Income Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement Income Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement Income Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date Retirement Income Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE")or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,056,369
Total number of portfolio holdings	22
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSIQX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Income Fund

Class R5 Shares/Ticker: JSIIX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Income Fund (Class R5 Shares)	$11	0.10%
How did the Fund Perform?
The JPMorgan SmartRetirement® Income Fund's Class R5 Shares returned 9.90% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date Retirement Income Index (the “Index”) returned 8.24% and the JPMorgan SmartRetirement Income Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Income Fund (Class R5 Shares)	May 15, 2006	9.90%	4.15%	4.11%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date Retirement Income Index		8.24	3.91	3.92
JPMorgan SmartRetirement Income Composite Benchmark		9.85	4.34	4.33
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan SmartRetirement® Income Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date Retirement Income Index and the JPMorgan SmartRetirement Income Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the S&P Target Date Retirement Income Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date Retirement Income Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The S&P Target Date Retirement Income Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date Retirement Income Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date Retirement Income Index was discontinued. As a result, performance for the S&P Target Date Retirement Income Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement Income Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement Income Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date Retirement Income Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE")or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,056,369
Total number of portfolio holdings	22
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSIIX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Income Fund

Class R6 Shares/Ticker: JSIYX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Income Fund (Class R6 Shares)	$0	0.00%
How did the Fund Perform?
The JPMorgan SmartRetirement® Income Fund's Class R6 Shares returned 10.02% for the year ended June 30, 2024. The Bloomberg U.S. Aggregate Index returned 2.63%, the S&P Target Date Retirement Income Index (the “Index”) returned 8.24% and the JPMorgan SmartRetirement Income Composite Benchmark returned 9.85% for the year ended June 30, 2024.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Income Fund (Class R6 Shares)	November 3, 2014	10.02%	4.25%	4.20%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
S&P Target Date Retirement Income Index		8.24	3.91	3.92
JPMorgan SmartRetirement Income Composite Benchmark		9.85	4.34	4.33
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to their inception date are based on the performance of Class R5 Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan SmartRetirement® Income Fund, the Bloomberg U.S. Aggregate Index, the S&P Target Date Retirement Income Index and the JPMorgan SmartRetirement Income Composite Benchmark from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the S&P Target Date Retirement Income Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date Retirement Income Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The S&P Target Date Retirement Income Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date Retirement Income Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date Retirement Income Index was discontinued. As a result, performance for the S&P Target Date Retirement Income Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement Income Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement Income Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date Retirement Income Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE")or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$1,056,369
Total number of portfolio holdings	22
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSIYX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Applied Data Science Value Fund

Class A Shares/Ticker: JIVAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Applied Data Science Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Applied Data Science Value Fund (Class A Shares)	$79	0.73%
How did the Fund Perform?
The JPMorgan U.S. Applied Data Science Value Fund's Class A Shares, without a sales charge, returned 15.53% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the health care and industrials sectors contributed to performance.
  Overweight positions in Eaton and Eli Lilly were among the top contributors to performance.
  The Fund’s security selection in the financials and consumer discretionary sectors detracted from performance.
  An overweight position in Bristol Myers Squibb and an underweight position in Micron Technology were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Applied Data Science Value Fund (Class A Shares)	February 19, 2005	9.46%	8.80%	7.49%
JPMorgan U.S. Applied Data Science Value Fund (Class A Shares) - excluding sales charge		15.53	9.98	8.07
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23
The performance quoted is past performance and is not a guarantee of future results.  Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan U.S. Applied Data Science Value Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$169,390
Total number of portfolio holdings	105
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$333
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” and "Healthcare Sector Risk" disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JIVAX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Applied Data Science Value Fund

Class C Shares/Ticker: JIVCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Applied Data Science Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Applied Data Science Value Fund (Class C Shares)	$132	1.23%
How did the Fund Perform?
The JPMorgan U.S. Applied Data Science Value Fund's Class C Shares, without a sales charge, returned 14.97% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the health care and industrials sectors contributed to performance.
  Overweight positions in Eaton and Eli Lilly were among the top contributors to performance.
  The Fund’s security selection in the financials and consumer discretionary sectors detracted from performance.
  An overweight position in Bristol Myers Squibb and an underweight position in Micron Technology were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Applied Data Science Value Fund (Class C Shares)	February 19, 2005	13.97%	9.43%	7.64%
JPMorgan U.S. Applied Data Science Value Fund (Class C Shares) - excluding sales charge		14.97	9.43	7.64
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan U.S. Applied Data Science Value Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$169,390
Total number of portfolio holdings	105
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$333
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” and "Healthcare Sector Risk" disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JIVCX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Applied Data Science Value Fund

Class I Shares/Ticker: JPIVX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Applied Data Science Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Applied Data Science Value Fund (Class I Shares)	$53	0.49%
How did the Fund Perform?
The JPMorgan U.S. Applied Data Science Value Fund's Class I Shares returned 15.81% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the health care and industrials sectors contributed to performance.
  Overweight positions in Eaton and Eli Lilly were among the top contributors to performance.
  The Fund’s security selection in the financials and consumer discretionary sectors detracted from performance.
  An overweight position in Bristol Myers Squibb and an underweight position in Micron Technology were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Applied Data Science Value Fund (Class I Shares)	February 28, 2003	15.81%	10.24%	8.30%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23
The performance quoted is past performance and is not a guarantee of future results.  Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan U.S. Applied Data Science Value Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$169,390
Total number of portfolio holdings	105
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$333
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” and "Healthcare Sector Risk" disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JPIVX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Applied Data Science Value Fund

Class R2 Shares/Ticker: JIVZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Applied Data Science Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Applied Data Science Value Fund (Class R2 Shares)	$117	1.09%
How did the Fund Perform?
The JPMorgan U.S. Applied Data Science Value Fund's Class R2 Shares returned 15.10% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the health care and industrials sectors contributed to performance.
  Overweight positions in Eaton and Eli Lilly were among the top contributors to performance.
  The Fund’s security selection in the financials and consumer discretionary sectors detracted from performance.
  An overweight position in Bristol Myers Squibb and an underweight position in Micron Technology were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Applied Data Science Value Fund (Class R2 Shares)	November 3, 2008	15.10%	9.62%	7.75%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23
The performance quoted is past performance and is not a guarantee of future results.  Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan U.S. Applied Data Science Value Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$169,390
Total number of portfolio holdings	105
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$333
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” and "Healthcare Sector Risk" disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JIVZX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Applied Data Science Value Fund

Class R5 Shares/Ticker: JIVRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Applied Data Science Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Applied Data Science Value Fund (Class R5 Shares)	$47	0.44%
How did the Fund Perform?
The JPMorgan U.S. Applied Data Science Value Fund's Class R5 Shares returned 15.87% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the health care and industrials sectors contributed to performance.
  Overweight positions in Eaton and Eli Lilly were among the top contributors to performance.
  The Fund’s security selection in the financials and consumer discretionary sectors detracted from performance.
  An overweight position in Bristol Myers Squibb and an underweight position in Micron Technology were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Applied Data Science Value Fund (Class R5 Shares)	May 15, 2006	15.87%	10.34%	8.45%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23
The performance quoted is past performance and is not a guarantee of future results.  Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan U.S. Applied Data Science Value Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$169,390
Total number of portfolio holdings	105
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$333
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” and "Healthcare Sector Risk" disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JIVRX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Applied Data Science Value Fund

Class R6 Shares/Ticker: JIVMX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Applied Data Science Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Applied Data Science Value Fund (Class R6 Shares)	$37	0.34%
How did the Fund Perform?
The JPMorgan U.S. Applied Data Science Value Fund's Class R6 Shares returned 15.98% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the health care and industrials sectors contributed to performance.
  Overweight positions in Eaton and Eli Lilly were among the top contributors to performance.
  The Fund’s security selection in the financials and consumer discretionary sectors detracted from performance.
  An overweight position in Bristol Myers Squibb and an underweight position in Micron Technology were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Applied Data Science Value Fund (Class R6 Shares)	November 30, 2010	15.98%	10.45%	8.54%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan U.S. Applied Data Science Value Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$169,390
Total number of portfolio holdings	105
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$333
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” and "Healthcare Sector Risk" disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JIVMX-624

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)	Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The Audit committee financial experts are Gary L. French, Kathleen M. Gallagher, Raymond Kanner and Lawrence R. Maffia, each of whom is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for the purposes of the audit committee financial expert determination.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2024 – $991,267

2023 – $1,136,691

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2024 – $172,332

2023 – $197,327

Audit-related fees consists of security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2024 – $422,140

2023 – $407,915

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended June 30, 2024 and 2023, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2024 – Not applicable

2023 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the

“Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2024 – 0.0%

2023 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable—Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2023 – $35.5 million

2022 – $32.2 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

Not applicable.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1)

That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2)	The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3)	Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4)	The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5)	Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Annual Report
J.P. Morgan Funds
June 30, 2024
JPMorgan Diversified Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectuses for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 55.2%
Aerospace & Defense — 1.0%
Airbus SE (France)	3	471
General Dynamics Corp.	1	172
Howmet Aerospace, Inc.	3	250
Loar Holdings, Inc. *	—	30
Northrop Grumman Corp.	1	635
Rolls-Royce Holdings plc (United Kingdom) *	17	98
RTX Corp.	2	189
Safran SA (France)	12	2,441
Thales SA (France)	1	105
Woodward, Inc.	1	108
		4,499
Air Freight & Logistics — 0.1%
FedEx Corp.	1	233
United Parcel Service, Inc., Class B	—	43
		276
Automobile Components — 0.2%
Cie Generale des Etablissements Michelin SCA (France)	24	930
LCI Industries	1	101
		1,031
Automobiles — 0.2%
Kia Corp. (South Korea)	8	706
Tesla, Inc. *	1	246
		952
Banks — 3.1%
AIB Group plc (Ireland)	23	123
Banco Bilbao Vizcaya Argentaria SA (Spain)	14	139
Banco Santander SA (Spain)	46	213
Bank Central Asia Tbk. PT (Indonesia)	1,116	675
Bank of America Corp.	48	1,904
Bank of Ireland Group plc (Ireland)	12	129
BankUnited, Inc.	5	141
Citizens Financial Group, Inc.	4	131
Commerce Bancshares, Inc.	2	115
Cullen/Frost Bankers, Inc.	1	141
DBS Group Holdings Ltd. (Singapore)	63	1,667
Fifth Third Bancorp	1	53
First Citizens BancShares, Inc., Class A	—	185
First Financial Bancorp	7	148
First Hawaiian, Inc.	8	157
First Interstate BancSystem, Inc., Class A	6	155
HDFC Bank Ltd., ADR (India)	18	1,187
KBC Group NV (Belgium)	11	753
INVESTMENTS	SHARES (000)	VALUE ($000)

Banks — continued
Lloyds Banking Group plc (United Kingdom)	1,736	1,197
M&T Bank Corp.	3	383
Mitsubishi UFJ Financial Group, Inc. (Japan)	72	777
PNC Financial Services Group, Inc. (The)	1	193
Regions Financial Corp.	8	162
Sberbank of Russia PJSC (Russia) ‡ *	18	1
ServisFirst Bancshares, Inc.	2	155
Unicaja Banco SA (Spain) (a)	80	110
UniCredit SpA (Italy)	26	970
US Bancorp	11	437
Wells Fargo & Co.	36	2,169
Wintrust Financial Corp.	2	156
		14,726
Beverages — 1.2%
Coca-Cola Co. (The)	26	1,667
Coca-Cola HBC AG (Italy)	7	247
Constellation Brands, Inc., Class A	1	198
Diageo plc (United Kingdom)	32	998
Heineken NV (Netherlands)	19	1,867
Keurig Dr Pepper, Inc.	6	181
Primo Water Corp.	6	138
Royal Unibrew A/S (Denmark) *	2	185
		5,481
Biotechnology — 1.4%
AbbVie, Inc.	13	2,297
Alnylam Pharmaceuticals, Inc. *	1	142
Biogen, Inc. *	1	170
Natera, Inc. *	3	294
Regeneron Pharmaceuticals, Inc. *	3	3,405
Vertex Pharmaceuticals, Inc. *	1	471
		6,779
Broadline Retail — 2.1%
Amazon.com, Inc. *	50	9,587
Moran Foods Backstop Equity ‡ *	359	3
MYT Holding LLC ‡ *	37	13
Prosus NV (China)	3	123
Savers Value Village, Inc. *	6	72
		9,798
Building Products — 0.6%
AAON, Inc.	—	21
AZEK Co., Inc. (The) *	3	138
Carlisle Cos., Inc.	1	173
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Funds	1

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Building Products — continued
Carrier Global Corp.	5	336
Daikin Industries Ltd. (Japan)	4	557
Fortune Brands Innovations, Inc.	2	105
Hayward Holdings, Inc. *	13	158
Janus International Group, Inc. *	11	140
ROCKWOOL A/S, Class B (Denmark)	—	90
Simpson Manufacturing Co., Inc.	1	179
Trane Technologies plc	3	865
		2,762
Capital Markets — 1.6%
3i Group plc (United Kingdom)	33	1,289
Ameriprise Financial, Inc.	1	436
Blackstone, Inc.	2	283
Charles Schwab Corp. (The)	8	596
CME Group, Inc.	4	748
DWS Group GmbH & Co. KGaA (Germany) (a)	2	78
Euronext NV (Netherlands) (a)	1	93
Evercore, Inc., Class A	1	184
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	18	582
Interactive Brokers Group, Inc., Class A	2	236
Intermediate Capital Group plc (United Kingdom)	4	119
KKR & Co., Inc.	2	229
MarketAxess Holdings, Inc.	1	104
Moelis & Co., Class A	2	92
Moody's Corp.	1	285
Morgan Stanley	9	885
Morningstar, Inc.	—	97
Northern Trust Corp.	2	140
State Street Corp.	2	185
StepStone Group, Inc., Class A	4	167
UBS Group AG (Registered) (Switzerland)	25	732
		7,560
Chemicals — 1.3%
Air Liquide SA (France)	6	1,084
Axalta Coating Systems Ltd. *	8	279
Balchem Corp.	1	102
Kemira OYJ (Finland)	4	92
Linde plc	2	922
Perimeter Solutions SA *	14	107
Quaker Chemical Corp.	1	148
Shin-Etsu Chemical Co. Ltd. (Japan)	87	3,394
		6,128
INVESTMENTS	SHARES (000)	VALUE ($000)

Commercial Services & Supplies — 0.3%
Bilfinger SE (Germany)	2	85
Casella Waste Systems, Inc., Class A *	2	203
Copart, Inc. *	4	234
Driven Brands Holdings, Inc. *	8	103
MSA Safety, Inc.	1	216
Pluxee NV (Netherlands) *	2	55
RB Global, Inc. (Canada)	1	87
SPIE SA (France)	4	139
UniFirst Corp.	1	118
		1,240
Communications Equipment — 0.1%
Arista Networks, Inc. *	1	219
Cisco Systems, Inc.	1	72
		291
Construction & Engineering — 0.7%
Quanta Services, Inc.	1	305
Sweco AB, Class B (Sweden)	4	57
Vinci SA (France)	24	2,524
WillScot Mobile Mini Holdings Corp. *	7	252
		3,138
Construction Materials — 0.2%
Buzzi SpA (Italy)	3	110
Eagle Materials, Inc.	1	131
Heidelberg Materials AG (Germany)	1	124
Martin Marietta Materials, Inc.	—	148
Vulcan Materials Co.	2	624
		1,137
Consumer Finance — 0.3%
American Express Co.	4	864
Capital One Financial Corp.	3	437
		1,301
Consumer Staples Distribution & Retail — 0.6%
Albertsons Cos., Inc., Class A	5	91
Alimentation Couche-Tard, Inc. (Canada)	14	813
BJ's Wholesale Club Holdings, Inc. *	2	166
Casey's General Stores, Inc.	—	162
Marks & Spencer Group plc (United Kingdom)	43	154
Performance Food Group Co. *	3	207
Wal-Mart de Mexico SAB de CV (Mexico)	362	1,237
		2,830
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Containers & Packaging — 0.1%
AptarGroup, Inc.	1	151
Graphic Packaging Holding Co.	5	131
Packaging Corp. of America	1	186
Silgan Holdings, Inc.	2	58
WestRock Co.	2	105
		631
Distributors — 0.0% ^
Pool Corp.	—	72
Diversified Consumer Services — 0.0% ^
Bright Horizons Family Solutions, Inc. *	2	168
Diversified REITs — 0.0% ^
British Land Co. plc (The) (United Kingdom)	22	112
Diversified Telecommunication Services — 0.0% ^
Koninklijke KPN NV (Netherlands)	27	105
Verizon Communications, Inc.	3	103
		208
Electric Utilities — 1.2%
Edison International	1	100
Entergy Corp.	1	55
NextEra Energy, Inc.	27	1,942
PG&E Corp.	37	647
Portland General Electric Co.	4	170
Southern Co. (The)	26	2,051
SSE plc (United Kingdom)	30	675
Xcel Energy, Inc.	2	82
		5,722
Electrical Equipment — 0.6%
Accelleron Industries AG (Switzerland)	2	85
AMETEK, Inc.	2	244
Eaton Corp. plc	2	631
Hubbell, Inc.	—	167
Legrand SA (France)	10	1,030
Prysmian SpA (Italy)	3	198
Schneider Electric SE	1	192
Shoals Technologies Group, Inc., Class A *	10	61
Vertiv Holdings Co., Class A	2	164
		2,772
Electronic Equipment, Instruments & Components — 0.3%
Badger Meter, Inc.	1	143
CDW Corp.	—	68
Cognex Corp.	2	93
INVESTMENTS	SHARES (000)	VALUE ($000)

Electronic Equipment, Instruments & Components — continued
Fabrinet (Thailand) *	1	133
Keyence Corp. (Japan)	2	788
nLight, Inc. *	5	54
Novanta, Inc. *	1	200
TD SYNNEX Corp.	1	135
		1,614
Energy Equipment & Services — 0.3%
Aker Solutions ASA (Norway)	31	129
Baker Hughes Co.	20	696
Cactus, Inc., Class A	2	103
Saipem SpA (Italy) *	34	88
TechnipFMC plc (United Kingdom)	12	309
		1,325
Entertainment — 0.2%
CTS Eventim AG & Co. KGaA (Germany)	2	150
Liberty Media Corp-Liberty Live, Class C *	1	39
Netflix, Inc. *	1	400
Take-Two Interactive Software, Inc. *	1	198
		787
Financial Services — 1.8%
Adyen NV (Netherlands) * (a)	—	108
Berkshire Hathaway, Inc., Class B *	1	573
Block, Inc. *	2	152
Corpay, Inc. *	1	271
Fidelity National Information Services, Inc.	12	871
Fiserv, Inc. *	6	860
Mastercard, Inc., Class A	12	5,154
MGIC Investment Corp.	6	131
WEX, Inc. *	1	179
		8,299
Food Products — 1.2%
AAK AB (Sweden)	6	162
Cranswick plc (United Kingdom)	1	79
Freshpet, Inc. *	1	140
Glanbia plc (Ireland)	6	111
Kraft Heinz Co. (The)	4	117
Mondelez International, Inc., Class A	16	1,028
Nestle SA (Registered)	38	3,914
Post Holdings, Inc. *	1	151
Utz Brands, Inc.	7	117
		5,819
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Funds	3

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ground Transportation — 1.0%
Canadian National Railway Co. (Canada)	9	1,015
CSX Corp.	21	688
Knight-Swift Transportation Holdings, Inc.	2	123
Landstar System, Inc.	1	159
Saia, Inc. *	—	199
Uber Technologies, Inc. *	33	2,417
Union Pacific Corp.	1	152
		4,753
Health Care Equipment & Supplies — 0.9%
Cooper Cos., Inc. (The)	2	177
Envista Holdings Corp. *	7	108
Hoya Corp. (Japan)	5	561
ICU Medical, Inc. *	1	152
Intuitive Surgical, Inc. *	1	395
Medtronic plc	5	391
Neogen Corp. *	5	83
QuidelOrtho Corp. *	2	58
Stryker Corp.	5	1,698
Terumo Corp. (Japan)	33	551
Zimmer Biomet Holdings, Inc.	1	93
		4,267
Health Care Providers & Services — 1.1%
Cencora, Inc.	1	230
Chemed Corp.	—	153
Cigna Group (The)	—	119
CVS Health Corp.	2	128
Encompass Health Corp.	3	217
HCA Healthcare, Inc.	1	216
HealthEquity, Inc. *	2	153
Henry Schein, Inc. *	2	140
Labcorp Holdings, Inc.	1	143
McKesson Corp.	—	170
NMC Health plc (United Arab Emirates) ‡ *	—	— (b)
Progyny, Inc. *	3	88
UnitedHealth Group, Inc.	7	3,332
		5,089
Health Care REITs — 0.3%
Welltower, Inc.	11	1,181
Health Care Technology — 0.0% ^
Certara, Inc. *	6	87
INVESTMENTS	SHARES (000)	VALUE ($000)

Hotel & Resort REITs — 0.0% ^
Apple Hospitality REIT, Inc.	5	70
Ryman Hospitality Properties, Inc.	1	160
		230
Hotels, Restaurants & Leisure — 1.3%
Booking Holdings, Inc.	—	444
Delivery Hero SE (South Korea) * (a)	2	55
Domino's Pizza, Inc.	—	138
DoorDash, Inc., Class A *	2	208
Expedia Group, Inc. *	1	178
Hilton Worldwide Holdings, Inc.	2	412
InterContinental Hotels Group plc (United Kingdom)	7	705
Marriott International, Inc., Class A	1	251
McDonald's Corp.	3	650
Melia Hotels International SA (Spain) *	10	84
Monarch Casino & Resort, Inc.	2	101
Planet Fitness, Inc., Class A *	2	162
Sodexo SA (France)	2	186
Texas Roadhouse, Inc.	—	55
Vail Resorts, Inc.	1	102
Wendy's Co. (The)	8	132
Yum China Holdings, Inc. (China)	17	512
Yum! Brands, Inc.	12	1,611
		5,986
Household Durables — 0.4%
Barratt Developments plc (United Kingdom)	25	147
Garmin Ltd.	1	201
Mohawk Industries, Inc. *	1	140
Newell Brands, Inc.	7	45
Sony Group Corp. (Japan)	12	1,048
Taylor Wimpey plc (United Kingdom)	83	148
		1,729
Household Products — 0.1%
Energizer Holdings, Inc.	2	57
Procter & Gamble Co. (The)	1	212
		269
Industrial Conglomerates — 0.5%
Hitachi Ltd. (Japan)	38	856
Honeywell International, Inc.	8	1,723
		2,579
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Industrial REITs — 0.4%
EastGroup Properties, Inc.	1	201
Prologis, Inc.	14	1,580
		1,781
Insurance — 1.6%
AIA Group Ltd. (Hong Kong)	74	499
Allianz SE (Registered) (Germany)	1	213
Arch Capital Group Ltd. *	1	76
ASR Nederland NV (Netherlands)	2	106
Chubb Ltd.	—	130
CNA Financial Corp.	2	89
Intact Financial Corp. (Canada)	5	789
Kinsale Capital Group, Inc.	—	113
Loews Corp.	4	330
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	5	2,566
Progressive Corp. (The)	2	382
RLI Corp.	1	133
Tokio Marine Holdings, Inc. (Japan)	37	1,375
Travelers Cos., Inc. (The)	3	617
WR Berkley Corp.	1	91
		7,509
Interactive Media & Services — 2.5%
Alphabet, Inc., Class A	6	1,095
Alphabet, Inc., Class C	8	1,483
Auto Trader Group plc (United Kingdom) (a)	11	114
IAC, Inc. *	3	131
Meta Platforms, Inc., Class A	13	6,572
Tencent Holdings Ltd. (China)	49	2,329
		11,724
IT Services — 0.1%
Indra Sistemas SA (Spain)	5	109
International Business Machines Corp.	1	101
MongoDB, Inc. *	—	99
Snowflake, Inc., Class A *	1	129
		438
Leisure Products — 0.1%
Acushnet Holdings Corp.	2	129
Brunswick Corp.	2	131
		260
Life Sciences Tools & Services — 0.2%
Azenta, Inc. *	2	81
INVESTMENTS	SHARES (000)	VALUE ($000)

Life Sciences Tools & Services — continued
Danaher Corp.	1	333
Mettler-Toledo International, Inc. *	—	76
Thermo Fisher Scientific, Inc.	—	290
		780
Machinery — 1.2%
Atlas Copco AB, Class A (Sweden)	45	844
Deere & Co.	3	1,131
Douglas Dynamics, Inc.	2	55
Dover Corp.	1	184
Hillman Solutions Corp. *	16	142
Ingersoll Rand, Inc.	3	260
ITT, Inc.	2	201
Iveco Group NV (Italy)	7	75
Lincoln Electric Holdings, Inc.	1	131
Middleby Corp. (The) *	—	42
Otis Worldwide Corp.	14	1,376
RBC Bearings, Inc. *	1	191
Timken Co. (The)	1	81
Toro Co. (The)	1	140
Volvo AB, Class B (Sweden)	34	861
		5,714
Media — 0.1%
Liberty Broadband Corp., Class C *	1	58
Liberty Media Corp-Liberty SiriusXM *	3	78
Nexstar Media Group, Inc.	1	85
Publicis Groupe SA (France)	2	168
Trade Desk, Inc. (The), Class A *	3	307
		696
Metals & Mining — 0.2%
BHP Group Ltd. (Australia)	30	870
Eramet SA (France)	1	52
GMK Norilskiy Nickel PAO (Russia) ‡	25	1
GMK Norilskiy Nickel PAO, ADR (Russia) ‡ *	—	—
Magnitogorsk Iron & Steel Works PJSC (Russia) ‡	19	—
Rio Tinto plc (Australia)	3	195
Severstal PAO, GDR (Russia) ‡ * (a)	2	1
		1,119
Multi-Utilities — 0.4%
Dominion Energy, Inc.	14	676
E.ON SE (Germany)	10	132
Engie SA (France)	7	91
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Funds	5

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Multi-Utilities — continued
Northwestern Energy Group, Inc.	1	54
Public Service Enterprise Group, Inc.	11	838
		1,791
Oil, Gas & Consumable Fuels — 2.7%
BP plc	397	2,391
Chevron Corp.	8	1,244
ConocoPhillips	3	335
Coterra Energy, Inc.	3	81
DT Midstream, Inc.	2	160
EOG Resources, Inc.	3	432
Exxon Mobil Corp.	25	2,916
Gazprom PJSC (Russia) ‡ *	28	1
Gaztransport Et Technigaz SA (France)	1	127
Kinder Morgan, Inc.	11	210
Novatek PJSC (Russia) ‡	1	—
Phillips 66	1	204
Rosneft Oil Co. PJSC (Russia) ‡	5	—
Shell plc	111	3,978
SM Energy Co.	4	152
TotalEnergies SE (France)	5	299
Williams Cos., Inc. (The)	5	227
		12,757
Personal Care Products — 0.1%
elf Beauty, Inc. *	1	223
Kenvue, Inc.	3	62
		285
Pharmaceuticals — 1.8%
AstraZeneca plc (United Kingdom)	9	1,337
Bristol-Myers Squibb Co.	4	180
Eli Lilly & Co.	1	1,236
GSK plc	14	266
Johnson & Johnson	9	1,316
Merck & Co., Inc.	1	138
Novartis AG (Registered) (Switzerland)	2	258
Novo Nordisk A/S, Class B (Denmark)	25	3,551
Royalty Pharma plc, Class A	4	95
		8,377
Professional Services — 0.6%
Booz Allen Hamilton Holding Corp.	1	218
First Advantage Corp.	10	163
Paycor HCM, Inc. *	3	34
Paylocity Holding Corp. *	—	60
INVESTMENTS	SHARES (000)	VALUE ($000)

Professional Services — continued
RELX plc (United Kingdom)	16	718
RELX plc (United Kingdom)	28	1,272
Verra Mobility Corp. *	6	168
		2,633
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A *	1	84
Cushman & Wakefield plc *	17	176
Mitsui Fudosan Co. Ltd. (Japan)	71	654
		914
Residential REITs — 0.1%
American Homes 4 Rent, Class A	4	132
Mid-America Apartment Communities, Inc.	1	216
		348
Retail REITs — 0.1%
Brixmor Property Group, Inc.	6	127
Federal Realty Investment Trust	1	116
Kimco Realty Corp.	8	151
NNN REIT, Inc.	4	160
Regency Centers Corp.	2	148
		702
Semiconductors & Semiconductor Equipment — 6.0%
Advanced Micro Devices, Inc. *	10	1,596
Allegro MicroSystems, Inc. (Japan) *	5	130
Analog Devices, Inc.	5	1,119
ASML Holding NV (Netherlands)	2	1,673
ASML Holding NV (Registered), NYRS (Netherlands)	—	83
Broadcom, Inc.	—	925
Entegris, Inc.	2	253
Lam Research Corp.	—	420
MACOM Technology Solutions Holdings, Inc. *	2	199
Marvell Technology, Inc.	3	224
Micron Technology, Inc.	11	1,519
NVIDIA Corp.	91	11,264
NXP Semiconductors NV (China)	3	859
Power Integrations, Inc.	3	183
SK Hynix, Inc. (South Korea)	9	1,520
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	86	2,548
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	18	3,150
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Teradyne, Inc.	2	241
Texas Instruments, Inc.	1	210
		28,116
Software — 4.3%
Clearwater Analytics Holdings, Inc., Class A *	7	127
Confluent, Inc., Class A *	5	143
Crowdstrike Holdings, Inc., Class A *	1	287
Dassault Systemes SE (France)	17	647
Envestnet, Inc. *	1	79
Guidewire Software, Inc. *	1	137
HubSpot, Inc. *	—	227
Intuit, Inc.	2	966
Microsoft Corp.	32	14,461
nCino, Inc. *	3	108
Oracle Corp.	6	797
Palo Alto Networks, Inc. *	1	361
Qualys, Inc. *	1	108
Salesforce, Inc.	3	807
SAP SE (Germany)	2	337
SPS Commerce, Inc. *	—	22
Synopsys, Inc. *	—	254
Workiva, Inc. *	2	113
		19,981
Specialized REITs — 0.4%
CubeSmart	4	161
Digital Realty Trust, Inc.	6	972
Lamar Advertising Co., Class A	1	141
Public Storage	1	240
Rayonier, Inc.	2	72
Weyerhaeuser Co.	7	187
		1,773
Specialty Retail — 1.7%
AutoZone, Inc. *	—	1,532
Bath & Body Works, Inc.	3	116
Best Buy Co., Inc.	1	85
Dick's Sporting Goods, Inc.	1	131
Five Below, Inc. *	1	66
Home Depot, Inc. (The)	—	86
Industria de Diseno Textil SA (Spain)	20	998
Lowe's Cos., Inc.	5	1,029
Murphy USA, Inc.	—	107
O'Reilly Automotive, Inc. *	1	912
INVESTMENTS	SHARES (000)	VALUE ($000)

Specialty Retail — continued
Ross Stores, Inc.	7	1,086
TJX Cos., Inc. (The)	15	1,654
		7,802
Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.	50	10,619
Samsung Electronics Co. Ltd. (South Korea)	44	2,567
Seagate Technology Holdings plc	2	233
		13,419
Textiles, Apparel & Luxury Goods — 0.9%
Carter's, Inc.	2	123
Columbia Sportswear Co.	1	63
LVMH Moet Hennessy Louis Vuitton SE (France)	5	3,848
Ralph Lauren Corp.	—	44
		4,078
Tobacco — 0.0% ^
Philip Morris International, Inc.	2	157
Trading Companies & Distributors — 0.3%
Air Lease Corp.	2	93
Applied Industrial Technologies, Inc.	1	172
Core & Main, Inc., Class A *	3	161
Ferguson plc	5	1,003
		1,429
Wireless Telecommunication Services — 0.0% ^
T-Mobile US, Inc.	1	92
Total Common Stocks (Cost $164,926)		258,303
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 10.9%
U.S. Treasury Bonds
1.13%, 8/15/2040	3,800	2,314
2.75%, 11/15/2042	1,800	1,379
3.13%, 2/15/2043	1,270	1,028
3.63%, 8/15/2043	1,200	1,043
1.25%, 5/15/2050	3,550	1,759
2.38%, 5/15/2051	2,500	1,647
4.25%, 2/15/2054	2,000	1,904
U.S. Treasury Notes
4.13%, 1/31/2025 (c)	6,382	6,338
4.88%, 4/30/2026	4,000	4,006
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Funds	7

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
3.13%, 8/31/2027	500	480
0.38%, 9/30/2027	1,600	1,403
4.13%, 10/31/2027	500	494
2.88%, 5/15/2028	500	472
1.50%, 11/30/2028	2,000	1,770
2.38%, 3/31/2029	2,000	1,830
4.63%, 4/30/2029	5,000	5,057
3.88%, 9/30/2029	4,800	4,690
3.88%, 11/30/2029	1,000	977
3.75%, 5/31/2030	1,000	968
4.63%, 4/30/2031	2,300	2,337
1.38%, 11/15/2031	2,000	1,627
2.88%, 5/15/2032	2,000	1,802
2.75%, 8/15/2032	400	356
4.13%, 11/15/2032	1,000	983
4.50%, 11/15/2033	500	505
4.00%, 2/15/2034	4,000	3,883
Total U.S. Treasury Obligations (Cost $52,583)		51,052
Corporate Bonds — 8.5%
Aerospace & Defense — 0.2%
Boeing Co. (The)
5.15%, 5/1/2030	150	144
6.39%, 5/1/2031 (d)	48	49
6.53%, 5/1/2034 (d)	14	14
5.71%, 5/1/2040	120	111
L3Harris Technologies, Inc. 5.25%, 6/1/2031	265	264
Leidos, Inc. 5.75%, 3/15/2033	177	178
RTX Corp. 4.13%, 11/16/2028	220	212
		972
Automobile Components — 0.1%
Lear Corp. 2.60%, 1/15/2032	323	265
Automobiles — 0.1%
General Motors Co.
6.13%, 10/1/2025	210	211
5.20%, 4/1/2045	200	176
Hyundai Capital America 5.30%, 6/24/2029 (d)	90	89
		476
Banks — 2.3%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (d) (e)	200	176
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (d) (f)	400	392
Banco Santander SA (Spain) 2.75%, 12/3/2030	600	499
Bank of America Corp.
(SOFR + 0.96%), 1.73%, 7/22/2027 (e)	810	751
(SOFR + 1.65%), 5.47%, 1/23/2035 (e)	570	569
(3-MONTH CME TERM SOFR + 3.41%), 4.08%, 3/20/2051 (e)	150	120
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (d) (e)	200	199
Banque Federative du Credit Mutuel SA (France) 5.79%, 7/13/2028 (d)	252	257
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (e)	500	414
BNP Paribas SA (France) (SOFR + 1.56%), 3.13%, 1/20/2033 (d) (e)	300	252
BPCE SA (France) (SOFR + 1.31%), 2.28%, 1/20/2032 (d) (e)	500	404
Citigroup, Inc. (SOFR + 3.91%), 4.41%, 3/31/2031 (e)	910	867
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (d) (e)	250	229
Credit Agricole SA (France) (SOFR + 1.68%), 1.91%, 6/16/2026 (d) (e)	500	481
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (d) (e)	200	180
Fifth Third Bancorp (SOFRINDX + 2.13%), 4.77%, 7/28/2030 (e)	240	231
HSBC Holdings plc (United Kingdom) (3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (e)	500	491
KeyCorp (SOFRINDX + 1.25%), 6.62%, 5/23/2025 (e)	121	121
Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	450	433
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (e) (g)	300	300
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (e)	400	370
Nordea Bank Abp (Finland) 1.50%, 9/30/2026 (d)	300	275
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (e)	126	122
Santander Holdings USA, Inc. (SOFR + 1.23%), 6.12%, 5/31/2027 (e)	85	85
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Funds	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Societe Generale SA (France) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.69%, 1/10/2034 (d) (e)	500	516
Standard Chartered plc (United Kingdom) (3-MONTH SOFR + 1.21%), 2.82%, 1/30/2026 (d) (e)	500	491
Sumitomo Mitsui Financial Group, Inc. (Japan) 3.04%, 7/16/2029	500	451
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (e)	63	63
(SOFR + 2.45%), 7.16%, 10/30/2029 (e)	40	42
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (d) (e)	217	184
US Bancorp
(SOFR + 1.56%), 5.38%, 1/23/2030 (e)	132	132
(SOFR + 1.86%), 5.68%, 1/23/2035 (e)	32	32
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (e)	220	210
(SOFR + 1.74%), 5.57%, 7/25/2029 (e)	57	58
(SOFR + 2.10%), 4.90%, 7/25/2033 (e)	140	135
(SOFR + 1.78%), 5.50%, 1/23/2035 (e)	317	316
		10,848
Beverages — 0.1%
Constellation Brands, Inc. 2.88%, 5/1/2030	170	150
Molson Coors Beverage Co. 4.20%, 7/15/2046	198	158
		308
Biotechnology — 0.1%
AbbVie, Inc. 3.20%, 11/21/2029	400	367
Amgen, Inc.
3.15%, 2/21/2040	50	37
4.20%, 2/22/2052	68	54
4.88%, 3/1/2053	21	19
5.65%, 3/2/2053	118	116
		593
Capital Markets — 0.8%
Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	170	167
Deutsche Bank AG (Germany)
(SOFR + 1.32%), 2.55%, 1/7/2028 (e)	350	324
(SOFR + 1.72%), 3.04%, 5/28/2032 (e)	150	126
Goldman Sachs Group, Inc. (The)
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (e)	850	813
(SOFR + 1.51%), 3.21%, 4/22/2042 (e)	240	177
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
5.15%, 5/22/2045	50	47
Macquarie Group Ltd. (Australia) (SOFR + 1.44%), 2.69%, 6/23/2032 (d) (e)	240	199
Morgan Stanley
4.00%, 7/23/2025	330	325
(SOFR + 1.73%), 5.12%, 2/1/2029 (e)	110	110
(SOFR + 1.49%), 3.22%, 4/22/2042 (e)	460	344
Nasdaq, Inc.
5.55%, 2/15/2034	30	30
5.95%, 8/15/2053	100	101
Nomura Holdings, Inc. (Japan) 2.33%, 1/22/2027	250	231
State Street Corp. (SOFR + 1.72%), 5.82%, 11/4/2028 (e)	32	33
UBS Group AG (Switzerland) (SOFR + 2.04%), 2.19%, 6/5/2026 (d) (e)	650	628
		3,655
Chemicals — 0.0% ^
Albemarle Corp. 5.05%, 6/1/2032	100	96
EIDP, Inc. 4.50%, 5/15/2026	64	63
RPM International, Inc. 2.95%, 1/15/2032	14	12
		171
Commercial Services & Supplies — 0.1%
Republic Services, Inc. 5.00%, 4/1/2034	253	248
Construction & Engineering — 0.0% ^
Quanta Services, Inc.
2.90%, 10/1/2030	50	44
2.35%, 1/15/2032	53	43
		87
Construction Materials — 0.0% ^
Martin Marietta Materials, Inc. Series CB, 2.50%, 3/15/2030	170	148
Consumer Finance — 0.4%
AerCap Ireland Capital DAC (Ireland) 2.45%, 10/29/2026	450	420
American Express Co. (SOFR + 1.33%), 6.34%, 10/30/2026 (e)	264	266
Avolon Holdings Funding Ltd. (Ireland)
2.13%, 2/21/2026 (d)	750	705
4.25%, 4/15/2026 (d)	400	389
Capital One Financial Corp. 3.80%, 1/31/2028	170	161
		1,941
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Funds	9

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — 0.0% ^
Alimentation Couche-Tard, Inc. (Canada) 3.80%, 1/25/2050 (d)	140	105
Containers & Packaging — 0.0% ^
WRKCo, Inc. 3.90%, 6/1/2028	170	162
Diversified REITs — 0.1%
Safehold GL Holdings LLC 2.85%, 1/15/2032	100	82
WP Carey, Inc. 2.25%, 4/1/2033	260	200
		282
Diversified Telecommunication Services — 0.2%
AT&T, Inc.
1.65%, 2/1/2028	230	204
2.75%, 6/1/2031	100	86
3.65%, 9/15/2059	280	188
Sprint Capital Corp. 6.88%, 11/15/2028	16	17
Verizon Communications, Inc.
3.15%, 3/22/2030	170	153
5.50%, 2/23/2054	28	27
		675
Electric Utilities — 0.8%
AEP Transmission Co. LLC 5.40%, 3/15/2053	137	131
Appalachian Power Co. Series AA, 2.70%, 4/1/2031	150	126
Duke Energy Corp. 3.75%, 9/1/2046	260	189
Duke Energy Indiana LLC 5.40%, 4/1/2053	10	9
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (d)	246	200
Entergy Louisiana LLC 2.35%, 6/15/2032	260	211
Eversource Energy 2.90%, 3/1/2027	120	113
Exelon Corp. 4.05%, 4/15/2030	260	244
Fells Point Funding Trust 3.05%, 1/31/2027 (d)	190	179
ITC Holdings Corp. 4.95%, 9/22/2027 (d)	42	42
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (d)	274	226
NextEra Energy Capital Holdings, Inc.
5.25%, 2/28/2053	115	107
5.55%, 3/15/2054	100	96
NRG Energy, Inc. 2.45%, 12/2/2027 (d)	170	153
Pacific Gas and Electric Co.
2.95%, 3/1/2026	150	144
6.10%, 1/15/2029	34	35
6.40%, 6/15/2033	86	89
4.95%, 7/1/2050	170	140
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	154	156
Public Service Electric and Gas Co. 5.45%, 3/1/2054	185	182
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Southern California Edison Co. Series C, 4.13%, 3/1/2048	260	202
Southern Co. (The) Series A, 3.70%, 4/30/2030	220	203
Tampa Electric Co. 4.90%, 3/1/2029	78	77
Virginia Electric and Power Co.
4.45%, 2/15/2044	50	42
5.70%, 8/15/2053	150	149
Virginia Power Fuel Securitization LLC Series A-2, 4.88%, 5/1/2031	165	165
Vistra Operations Co. LLC 6.00%, 4/15/2034 (d)	100	100
Xcel Energy, Inc. 3.40%, 6/1/2030	170	153
		3,863
Entertainment — 0.1%
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	36	35
4.00%, 4/14/2032	200	182
		217
Financial Services — 0.2%
Corebridge Financial, Inc. 4.40%, 4/5/2052	123	97
Fiserv, Inc. 5.35%, 3/15/2031	180	180
Global Payments, Inc. 2.90%, 5/15/2030	270	235
Nationwide Building Society (United Kingdom) (SOFR + 1.29%), 2.97%, 2/16/2028 (d) (e)	241	226
		738
Food Products — 0.1%
Bunge Ltd. Finance Corp.
1.63%, 8/17/2025	170	163
3.75%, 9/25/2027	170	162
Cargill, Inc. 4.38%, 4/22/2052 (d)	150	127
Conagra Brands, Inc. 5.40%, 11/1/2048	30	28
J M Smucker Co. (The) 6.50%, 11/15/2053	21	23
Smithfield Foods, Inc. 3.00%, 10/15/2030 (d)	170	144
		647
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC 5.50%, 3/15/2055	162	162
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	150	130
Penske Truck Leasing Co. LP
5.75%, 5/24/2026 (d)	61	61
4.40%, 7/1/2027 (d)	150	146
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Funds	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — continued
5.55%, 5/1/2028 (d)	120	121
Triton Container International Ltd. (Bermuda) 3.25%, 3/15/2032	223	182
		802
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 2.65%, 6/1/2030	170	149
Health Care Providers & Services — 0.1%
CVS Health Corp. 2.70%, 8/21/2040	310	206
Humana, Inc. 3.95%, 3/15/2027	50	48
Quest Diagnostics, Inc. 2.95%, 6/30/2030	170	151
		405
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.
2.95%, 3/15/2034	237	192
5.15%, 4/15/2053	56	49
DOC DR LLC 2.63%, 11/1/2031	44	37
Healthcare Realty Holdings LP 2.00%, 3/15/2031	170	134
Healthpeak OP LLC 2.13%, 12/1/2028	23	20
Sabra Health Care LP 3.20%, 12/1/2031	148	123
Ventas Realty LP 3.25%, 10/15/2026	120	114
Welltower OP LLC 2.75%, 1/15/2032	170	143
		812
Hotels, Restaurants & Leisure — 0.0% ^
Expedia Group, Inc. 3.25%, 2/15/2030	140	126
Independent Power and Renewable Electricity Producers — 0.0% ^
Constellation Energy Generation LLC 6.50%, 10/1/2053	100	106
Industrial REITs — 0.0% ^
Prologis LP 4.75%, 6/15/2033	150	145
Insurance — 0.2%
Aon North America, Inc. 5.75%, 3/1/2054	125	122
Athene Global Funding 2.72%, 1/7/2029 (d)	150	133
CNO Global Funding 2.65%, 1/6/2029 (d)	260	227
F&G Global Funding 2.30%, 4/11/2027 (d)	150	136
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (e)	170	163
Marsh & McLennan Cos., Inc. 2.25%, 11/15/2030	170	145
		926
Media — 0.3%
Charter Communications Operating LLC
3.75%, 2/15/2028	81	75
4.80%, 3/1/2050	540	396
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued
Comcast Corp.
2.65%, 2/1/2030	170	151
5.35%, 5/15/2053	300	288
2.94%, 11/1/2056	237	143
Cox Communications, Inc. 1.80%, 10/1/2030 (d)	270	217
Discovery Communications LLC 3.63%, 5/15/2030	100	88
		1,358
Metals & Mining — 0.1%
Glencore Funding LLC (Australia) 2.63%, 9/23/2031 (d)	220	180
Steel Dynamics, Inc. 3.25%, 1/15/2031	170	151
		331
Multi-Utilities — 0.1%
Ameren Corp. 5.00%, 1/15/2029	100	99
CenterPoint Energy, Inc. 1.45%, 6/1/2026	198	184
Consumers Energy Co. 4.63%, 5/15/2033	200	191
NiSource, Inc. 5.25%, 3/30/2028	26	26
PG&E Energy Recovery Funding LLC Series A-3, 2.82%, 7/15/2046	43	30
Puget Energy, Inc. 2.38%, 6/15/2028	115	103
		633
Office REITs — 0.0% ^
COPT Defense Properties LP 2.00%, 1/15/2029	136	115
Kilroy Realty LP 2.65%, 11/15/2033	70	52
		167
Oil, Gas & Consumable Fuels — 0.4%
BP Capital Markets America, Inc. 3.00%, 2/24/2050	30	19
ConocoPhillips Co. 5.30%, 5/15/2053	103	98
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	87	88
Energy Transfer LP
4.15%, 9/15/2029	260	246
6.55%, 12/1/2033	48	51
Flex Intermediate Holdco LLC 4.32%, 12/30/2039 (d)	77	56
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (d)	370	355
Hess Corp. 6.00%, 1/15/2040	235	243
Kinder Morgan, Inc. 5.20%, 6/1/2033	181	176
MPLX LP
2.65%, 8/15/2030	80	69
5.65%, 3/1/2053	33	31
NGPL PipeCo LLC 3.25%, 7/15/2031 (d)	33	28
Phillips 66 Co. 4.90%, 10/1/2046	150	132
Plains All American Pipeline LP 3.55%, 12/15/2029	170	155
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Funds	11

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Targa Resources Partners LP 4.00%, 1/15/2032	18	16
Williams Cos., Inc. (The) 2.60%, 3/15/2031	175	148
		1,911
Personal Care Products — 0.0% ^
Kenvue, Inc. 5.20%, 3/22/2063	12	11
Pharmaceuticals — 0.1%
AstraZeneca plc (United Kingdom) 4.38%, 11/16/2045	100	87
Bristol-Myers Squibb Co. 3.70%, 3/15/2052	182	133
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	156	151
Zoetis, Inc. 2.00%, 5/15/2030	170	143
		514
Residential REITs — 0.1%
Essex Portfolio LP 5.50%, 4/1/2034	165	163
Mid-America Apartments LP 4.20%, 6/15/2028	120	116
UDR, Inc. 3.20%, 1/15/2030	170	154
		433
Retail REITs — 0.1%
Brixmor Operating Partnership LP 4.13%, 5/15/2029	250	236
Realty Income Corp. 3.25%, 1/15/2031	170	151
Regency Centers LP 3.60%, 2/1/2027	170	163
		550
Semiconductors & Semiconductor Equipment — 0.2%
Broadcom, Inc. 3.19%, 11/15/2036 (d)	590	467
Intel Corp.
5.63%, 2/10/2043	11	11
5.70%, 2/10/2053	89	87
KLA Corp.
4.65%, 7/15/2032	18	18
4.70%, 2/1/2034	32	31
NXP BV (China) 2.50%, 5/11/2031	140	117
Xilinx, Inc. 2.38%, 6/1/2030	240	208
		939
Software — 0.1%
Oracle Corp.
3.25%, 11/15/2027	170	160
4.90%, 2/6/2033	71	69
5.55%, 2/6/2053	80	76
Roper Technologies, Inc. 3.80%, 12/15/2026	220	212
Workday, Inc. 3.50%, 4/1/2027	70	67
		584
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialized REITs — 0.2%
American Tower Corp.
1.45%, 9/15/2026	162	149
2.90%, 1/15/2030	270	238
Crown Castle, Inc. 4.45%, 2/15/2026	220	216
Equinix, Inc. 2.00%, 5/15/2028	133	118
Extra Space Storage LP
2.20%, 10/15/2030	150	124
2.35%, 3/15/2032	90	72
		917
Specialty Retail — 0.1%
AutoZone, Inc. 1.65%, 1/15/2031	170	136
Lowe's Cos., Inc. 3.75%, 4/1/2032	140	127
O'Reilly Automotive, Inc. 1.75%, 3/15/2031	170	137
		400
Technology Hardware, Storage & Peripherals — 0.0% ^
Dell International LLC
6.02%, 6/15/2026	98	99
4.90%, 10/1/2026	17	17
5.25%, 2/1/2028	16	16
		132
Trading Companies & Distributors — 0.0% ^
Air Lease Corp. 3.63%, 4/1/2027	100	94
Water Utilities — 0.1%
American Water Capital Corp. 5.15%, 3/1/2034	200	198
Wireless Telecommunication Services — 0.2%
Rogers Communications, Inc. (Canada) 4.55%, 3/15/2052	200	163
T-Mobile USA, Inc.
3.88%, 4/15/2030	290	271
5.05%, 7/15/2033	100	98
Vodafone Group plc (United Kingdom) 5.63%, 2/10/2053	170	163
		695
Total Corporate Bonds (Cost $43,031)		39,739
Mortgage-Backed Securities — 6.9%
FHLMC Gold Pools, Other Pool # WN1157, 1.80%, 11/1/2028	1,000	881
FHLMC UMBS, 30 Year
Pool # QB1397, 2.50%, 7/1/2050	1,577	1,290
Pool # RA5276, 2.50%, 5/1/2051	604	497
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Funds	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # QC3244, 3.00%, 6/1/2051	288	247
Pool # QC7410, 2.50%, 9/1/2051	445	369
Pool # RA5906, 2.50%, 9/1/2051	420	349
Pool # RA6702, 3.00%, 2/1/2052	491	418
Pool # RA7937, 5.00%, 9/1/2052	525	509
Pool # QF7986, 5.00%, 1/1/2053	1,651	1,598
FNMA UMBS, 30 Year
Pool # CA6079, 2.50%, 6/1/2050	1,536	1,257
Pool # BP6439, 2.50%, 7/1/2050	1,560	1,276
Pool # BQ2143, 2.50%, 9/1/2050	1,617	1,323
Pool # FS6514, 2.50%, 9/1/2051	468	388
Pool # CB1878, 3.00%, 10/1/2051	314	270
Pool # CB2094, 3.00%, 11/1/2051	1,221	1,044
Pool # BU1805, 2.50%, 12/1/2051	493	404
Pool # CB2637, 2.50%, 1/1/2052	356	292
Pool # CB2670, 3.00%, 1/1/2052	336	286
Pool # FS0882, 2.50%, 3/1/2052	671	558
Pool # CB3629, 4.00%, 5/1/2052	623	571
Pool # BY4714, 5.00%, 6/1/2053	1,017	983
FNMA, Other
Pool # BS8224, 4.10%, 5/1/2028	550	535
Pool # BL0907, 3.88%, 12/1/2028	600	575
Pool # BS8252, 4.36%, 4/1/2030	486	476
Pool # BS8846, 4.09%, 7/1/2030	500	482
Pool # BS3634, 1.77%, 11/1/2031	600	487
Pool # BS4525, 1.94%, 1/1/2032	600	491
Pool # BS4030, 1.96%, 1/1/2032	1,000	833
Pool # BS4563, 2.01%, 1/1/2032	600	497
Pool # BM7037, 1.75%, 3/1/2032 (h)	849	692
Pool # BS5117, 2.58%, 3/1/2032	399	344
Pool # BS5193, 2.62%, 4/1/2032	400	345
Pool # BS2933, 1.82%, 9/1/2033	500	390
Pool # BS4793, 2.44%, 2/1/2034	574	475
Pool # BS7097, 4.67%, 11/1/2034	1,100	1,086
Pool # BF0669, 4.00%, 6/1/2052	582	542
Pool # BM6734, 4.00%, 8/1/2059	1,758	1,618
Pool # BM7075, 3.00%, 3/1/2061	559	470
Pool # BF0546, 2.50%, 7/1/2061	689	552
Pool # BF0617, 2.50%, 3/1/2062	344	270
Pool # BF0655, 3.50%, 6/1/2062	624	543
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GNMA II, 30 Year
Pool # MA7649, 2.50%, 10/20/2051	5,572	4,684
Pool # MA8200, 4.00%, 8/20/2052	936	865
Total Mortgage-Backed Securities (Cost $34,870)		32,062
	SHARES (000)
Exchange-Traded Funds — 5.9%
Fixed Income — 4.8%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (i)	491	22,453
International Equity — 1.1%
JPMorgan BetaBuilders Japan ETF (i)	91	5,141
Total Exchange-Traded Funds (Cost $27,443)		27,594
Investment Companies — 4.9%
Fixed Income — 3.0%
JPMorgan Core Bond Fund Class R6 Shares (i)	1,384	13,989
U.S. Equity — 1.9%
JPMorgan Large Cap Value Fund Class R6 Shares (i)	451	9,023
Total Investment Companies (Cost $21,684)		23,012
	PRINCIPAL AMOUNT ($000)
Asset-Backed Securities — 2.7%
Ally Auto Receivables Trust Series 2023-1, Class A3, 5.46%, 5/15/2028	116	116
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	259	240
American Credit Acceptance Receivables Trust
Series 2023-2, Class A, 5.89%, 10/13/2026 (d)	13	13
Series 2023-1, Class C, 5.59%, 4/12/2029 (d)	200	199
Series 2024-1, Class D, 5.86%, 5/13/2030 (d)	84	83
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class B, 0.69%, 1/19/2027	63	62
Series 2022-2, Class A3, 4.38%, 4/18/2028	77	76
Series 2024-1, Class B, 5.38%, 6/18/2029	180	180
AMSR Trust Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (d)	82	77
Amur Equipment Finance Receivables LLC Series 2022-1A, Class A2, 1.64%, 10/20/2027 (d)	63	61
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class A, 5.13%, 10/20/2028 (d)	100	99
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Funds	13

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-1A, Class A, 5.36%, 6/20/2030 (d)	100	100
BMW Vehicle Lease Trust Series 2023-1, Class A3, 5.16%, 11/25/2025	23	23
BMW Vehicle Owner Trust Series 2023-A, Class A3, 5.47%, 2/25/2028	53	53
Bridgecrest Lending Auto Securitization Trust Series 2024-1, Class C, 5.65%, 4/16/2029	144	144
CarMax Auto Owner Trust
Series 2022-2, Class A3, 3.49%, 2/16/2027	144	142
Series 2023-4, Class A3, 6.00%, 7/17/2028	77	78
Series 2024-1, Class A3, 4.92%, 10/16/2028	56	56
Carvana Auto Receivables Trust
Series 2021-P3, Class A3, 0.70%, 11/10/2026	70	68
Series 2023-N1, Class A, 6.36%, 4/12/2027 (d)	65	65
Series 2022-P3, Class A3, 4.61%, 11/10/2027	46	46
Series 2021-P4, Class A4, 1.64%, 12/10/2027	400	375
CoreVest American Finance Trust Series 2022-1, Class A, 4.74%, 6/17/2055 (d) (h)	263	259
CPS Auto Receivables Trust
Series 2023-A, Class C, 5.54%, 4/16/2029 (d)	112	111
Series 2022-C, Class B, 4.88%, 4/15/2030 (d)	376	375
Credit Acceptance Auto Loan Trust
Series 2023-1A, Class B, 7.02%, 5/16/2033 (d)	300	306
Series 2024-2A, Class A, 5.95%, 6/15/2034 (d)	200	201
Drive Auto Receivables Trust Series 2024-1, Class B, 5.31%, 1/16/2029	55	55
DT Auto Owner Trust
Series 2021-3A, Class C, 0.87%, 5/17/2027 (d)	51	51
Series 2021-4A, Class D, 1.99%, 9/15/2027 (d)	114	108
Series 2023-1A, Class C, 5.55%, 10/16/2028 (d)	307	305
Series 2023-2A, Class B, 5.41%, 2/15/2029 (d)	138	137
Exeter Automobile Receivables Trust
Series 2022-5A, Class B, 5.97%, 3/15/2027	207	207
Series 2023-5A, Class A3, 6.32%, 3/15/2027	129	129
Series 2023-2A, Class B, 5.61%, 9/15/2027	150	150
Series 2022-2A, Class D, 4.56%, 7/17/2028	175	171
Series 2022-4A, Class C, 4.92%, 12/15/2028	215	213
Series 2023-1A, Class D, 6.69%, 6/15/2029	35	35
Series 2024-3A, Class C, 5.70%, 7/16/2029	50	50
Series 2024-1A, Class C, 5.41%, 5/15/2030	102	101
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (d)	76	76
FirstKey Homes Trust
Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (d)	188	178
Series 2022-SFR1, Class A, 4.15%, 5/19/2039 (d)	114	110
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Flagship Credit Auto Trust
Series 2021-4, Class A, 0.81%, 7/17/2026 (d)	11	11
Series 2022-1, Class A, 1.79%, 10/15/2026 (d)	47	47
Series 2022-2, Class A3, 4.03%, 12/15/2026 (d)	341	339
Series 2023-1, Class A2, 5.38%, 12/15/2026 (d)	11	12
Series 2023-2, Class A2, 5.76%, 4/15/2027 (d)	129	129
Series 2023-1, Class C, 5.43%, 5/15/2029 (d)	350	347
Ford Credit Auto Owner Trust Series 2023-A, Class A3, 4.65%, 2/15/2028	82	81
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class C, 1.11%, 9/15/2026 (d)	55	54
Series 2023-2A, Class A2, 5.70%, 1/15/2027 (d)	48	48
GM Financial Automobile Leasing Trust
Series 2023-1, Class A3, 5.16%, 4/20/2026	71	71
Series 2024-2, Class A3, 5.39%, 7/20/2027	75	75
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class A3, 5.45%, 6/16/2028	64	64
Series 2024-1, Class A3, 4.85%, 12/18/2028	44	44
Hertz Vehicle Financing LLC Series 2022-1A, Class A, 1.99%, 6/25/2026 (d)	118	115
Hilton Grand Vacations Trust Series 2022-1D, Class A, 3.61%, 6/20/2034 (d)	67	64
Honda Auto Receivables Owner Trust Series 2023-1, Class A3, 5.04%, 4/21/2027	67	67
Hyundai Auto Receivables Trust Series 2023-B, Class A3, 5.48%, 4/17/2028	87	87
Kubota Credit Owner Trust Series 2023-1A, Class A3, 5.02%, 6/15/2027 (d)	155	154
Lendmark Funding Trust Series 2022-1A, Class A, 5.12%, 7/20/2032 (d)	100	99
Mercedes-Benz Auto Receivables Trust Series 2023-1, Class A3, 4.51%, 11/15/2027	95	94
MVW LLC
Series 2021-2A, Class A, 1.43%, 5/20/2039 (d)	80	74
Series 2024-1A, Class A, 5.32%, 2/20/2043 (d)	190	190
Nissan Auto Lease Trust Series 2023-A, Class A3, 4.91%, 1/15/2026	99	99
OneMain Direct Auto Receivables Trust Series 2023-1A, Class A, 5.41%, 11/14/2029 (d)	344	344
PRET LLC Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (d) (j)	76	75
Progress Residential Trust
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (d)	156	142
Series 2022-SFR3, Class A, 3.20%, 4/17/2039 (d)	300	282
Series 2023-SFR1, Class A, 4.30%, 3/17/2040 (d)	183	176
PRPM LLC Series 2021-10, Class A1, 2.49%, 10/25/2026 (d) (j)	77	76
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Funds	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Santander Drive Auto Receivables Trust
Series 2022-3, Class A3, 3.40%, 12/15/2026	23	23
Series 2022-4, Class A3, 4.14%, 2/16/2027	88	87
Series 2022-5, Class B, 4.43%, 3/15/2027	128	127
Series 2023-2, Class A3, 5.21%, 7/15/2027	99	99
Series 2023-3, Class A3, 5.61%, 10/15/2027	55	55
Series 2023-1, Class B, 4.98%, 2/15/2028	75	75
Series 2024-1, Class A3, 5.25%, 4/17/2028	52	52
Series 2023-4, Class B, 5.77%, 12/15/2028	159	160
Series 2023-5, Class B, 6.16%, 12/17/2029	202	206
Series 2024-2, Class C, 5.84%, 6/17/2030	48	48
Series 2024-3, Class C, 5.64%, 8/15/2030	196	196
Santander Retail Auto Lease Trust Series 2022-A, Class A3, 1.34%, 7/21/2025 (d)	21	21
SCF Equipment Leasing LLC Series 2022-2A, Class A3, 6.50%, 10/21/2030 (d)	395	398
SFS Auto Receivables Securitization Trust Series 2024-1A, Class A3, 4.95%, 5/21/2029 (d)	27	27
Sierra Timeshare Receivables Funding LLC Series 2022-2A, Class A, 4.73%, 6/20/2040 (d)	60	59
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (d)	56	52
Structured Asset Securities Corp. Trust Series 2005-SC1, Class 1A1, 5.73%, 5/25/2031 (d) (h)	—	—
Tesla Auto Lease Trust Series 2024-A, Class A3, 5.30%, 6/21/2027 (d)	63	63
Toyota Auto Loan Extended Note Trust Series 2023-1A, Class A, 4.93%, 6/25/2036 (d)	114	114
United Airlines Pass-Through Trust Series 2016-2, Class AA, 2.88%, 10/7/2028	333	304
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 ‡ (d)	48	47
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (d) (j)	96	94
Westgate Resorts LLC
Series 2022-1A, Class A, 1.79%, 8/20/2036 (d)	96	92
Series 2024-1A, Class B, 6.56%, 1/20/2038 (d)	250	250
Westlake Automobile Receivables Trust
Series 2022-3A, Class A3, 5.49%, 7/15/2026 (d)	305	305
Series 2021-3A, Class D, 2.12%, 1/15/2027 (d)	125	120
Series 2023-1A, Class A3, 5.21%, 1/18/2028 (d)	75	75
World Omni Auto Receivables Trust
Series 2021-C, Class A3, 0.44%, 8/17/2026	28	27
Series 2022-B, Class A3, 3.25%, 7/15/2027	313	309
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2023-A, Class A3, 4.83%, 5/15/2028	97	96
Series 2023-D, Class A3, 5.79%, 2/15/2029	75	76
Total Asset-Backed Securities (Cost $12,957)		12,801
Commercial Mortgage-Backed Securities — 0.8%
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-150, Class A2, 3.71%, 9/25/2032 (h)	879	814
Series KJ44, Class A2, 4.61%, 2/25/2033	500	486
Series K-1515, Class A2, 1.94%, 2/25/2035	800	609
Series K145, Class AM, 2.58%, 6/25/2055	880	750
FNMA ACES Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (h)	500	406
FREMF Mortgage Trust Series 2017-KF40, Class B, 8.14%, 11/25/2027 (d) (h)	236	221
Morgan Stanley Capital I Trust Series 2021-PLZA, Class A, 2.57%, 11/9/2043 (d)	294	216
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (d)	235	192
Total Commercial Mortgage-Backed Securities (Cost $4,068)		3,694
Collateralized Mortgage Obligations — 0.7%
Banc of America Alternative Loan Trust Series 2006-5, Class 3A1, 6.00%, 6/25/2046	—	—
CHL Mortgage Pass-Through Trust Series 2006-21, Class A14, 6.00%, 2/25/2037	—	—
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-4, Class M60C, 3.50%, 6/25/2057	287	258
Series 2017-4, Class MT, 3.50%, 6/25/2057	352	314
Series 2022-1, Class MTU, 3.25%, 11/25/2061	341	294
FHLMC, REMIC
Series 3989, Class JW, 3.50%, 1/15/2042	562	521
Series 5190, Class EC, 2.00%, 12/25/2051	617	532
Series 5190, Class PH, 2.50%, 2/25/2052	599	532
FNMA, REMIC Series 2015-34, Class AZ, 2.25%, 6/25/2045	859	689
GSR Mortgage Loan Trust Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	2	1
MASTR Alternative Loan Trust Series 2005-6, Class 1A2, 5.50%, 12/25/2035	—	—
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	1	1
Total Collateralized Mortgage Obligations (Cost $3,321)		3,142
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Funds	15

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — 0.1%
Republic of Colombia 3.25%, 4/22/2032	250	192
United Mexican States 3.77%, 5/24/2061	600	369
Total Foreign Government Securities (Cost $755)		561
Loan Assignments — 0.0% ‡ (e) (k) ^
Consumer Staples Distribution & Retail — 0.0% ^
Moran Foods LLC, 1st Lien Super Senior Delayed Term Loan (3-MONTH SOFR + 11.50% + 0.10% (CAS)), 16.92%, 6/30/2026	2	2
Moran Foods LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 7.25% + 0.10% (CAS)), 12.67%, 6/30/2026	52	28
(3-MONTH CME TERM SOFR + 7.25% + 0.10% (CAS)), 12.67%, 6/30/2026	81	66
Total Loan Assignments (Cost $118)		96
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ * (Cost $—)	1	18
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Health Care Equipment & Supplies — 0.0% ^
ABIOMED, Inc., CVR ‡ * (Cost $—)	—	—
	SHARES (000)
Short-Term Investments — 3.3%
Investment Companies — 3.3%
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (i) (l) (Cost $15,243)	15,241	15,244
Total Investments — 99.9% (Cost $380,999)		467,318
Other Assets Less Liabilities — 0.1%		307
NET ASSETS — 100.0%		467,625

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
CAS	Credit Adjustment Spread
CME	Chicago Mercantile Exchange
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
NYRS	New York Registry Shares
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	Value is zero.
(c)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2024.
(f)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
June 30, 2024 is $392 or 0.08% of the Fund’s net
assets as of June 30, 2024.

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Funds	June 30, 2024

(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of June 30, 2024.

(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of June 30, 2024.

(k)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(l)	The rate shown is the current yield as of June 30, 2024.

PORTFOLIO COMPOSITION BY COUNTRY AS OF June 30, 2024	PERCENT OF TOTAL INVESTMENTS
United States	77.5%
France	3.4
United Kingdom	2.6
Japan	2.5
Taiwan	1.2
South Korea	1.0
Netherlands	1.0
Others (each less than 1.0%)	7.5
Short-Term Investments	3.3
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Funds	17

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-BTP	122	09/06/2024	EUR	15,063	(216)
TOPIX Index	50	09/12/2024	JPY	8,804	175
EURO STOXX 50 Index	223	09/20/2024	EUR	11,795	(104)
FTSE 100 Index	43	09/20/2024	GBP	4,464	3
MSCI EAFE E-Mini Index	56	09/20/2024	USD	6,563	(54)
S&P 500 E-Mini Index	117	09/20/2024	USD	32,317	186
S&P E-Mini Communication Services Equity Index	63	09/20/2024	USD	7,132	142
XAE Energy Index	75	09/20/2024	USD	7,241	232
XAF Financial Index	55	09/20/2024	USD	7,042	123
XAK Technology Index	10	09/20/2024	USD	2,307	(11)
					476
Short Contracts
Euro-Bund	(96)	09/06/2024	EUR	(13,523)	(88)
SPI 200 Index	(36)	09/19/2024	AUD	(4,645)	(3)
MSCI Emerging Markets E-Mini Index	(250)	09/20/2024	USD	(13,608)	8
Russell 2000 E-Mini Index	(131)	09/20/2024	USD	(13,538)	103
XAB Materials Index	(49)	09/20/2024	USD	(4,645)	1
XAP Consumer Staples Index	(60)	09/20/2024	USD	(4,692)	(32)
XAU Utilities Index	(68)	09/20/2024	USD	(4,727)	107
					96
					572

Abbreviations
AUD	Australian Dollar
EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
TOPIX	Tokyo Stock Price Index
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Funds	June 30, 2024

Forward foreign currency exchange contracts outstanding as of June 30, 2024 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
AUD	20,888	USD	13,827	Morgan Stanley	7/22/2024	115
NOK	145,872	USD	13,656	Citibank, NA	7/22/2024	14
USD	14,081	CHF	12,527	Barclays Bank plc	7/22/2024	104
USD	4,522	NZD	7,383	Bank of America NA	7/22/2024	25
USD	4,807	NZD	7,862	Citibank, NA	7/22/2024	19
AUD	6,674	USD	4,417	BNP Paribas	7/23/2024	37
CAD	2,412	AUD	2,636	Citibank, NA	7/23/2024	4
CAD	2,404	USD	1,749	BNP Paribas	7/23/2024	9
CHF	713	JPY	127,416	HSBC Bank, NA	7/23/2024	1
COP	3,441,735	USD	824	Goldman Sachs International**	7/23/2024	2
EUR	1,599	GBP	1,348	Barclays Bank plc	7/23/2024	9
EUR	1,612	USD	1,727	Morgan Stanley	7/23/2024	1
GBP	1,324	CHF	1,491	BNP Paribas	7/23/2024	11
HUF	630,600	USD	1,691	Goldman Sachs International	7/23/2024	17
IDR	114,869,842	USD	6,963	Citibank, NA**	7/23/2024	58
INR	72,844	USD	871	Goldman Sachs International**	7/23/2024	2
KRW	4,810,446	USD	3,481	Goldman Sachs International**	7/23/2024	8
MXN	16,320	USD	889	BNP Paribas	7/23/2024	1
MXN	14,443	USD	774	Citibank, NA	7/23/2024	13
PHP	52,060	USD	885	Citibank, NA**	7/23/2024	6
PHP	154,632	USD	2,635	Goldman Sachs International**	7/23/2024	12
PLN	6,968	EUR	1,613	BNP Paribas	7/23/2024	1
RON	3,150	USD	676	Barclays Bank plc	7/23/2024	1
RON	3,974	USD	853	BNP Paribas	7/23/2024	2
SGD	2,382	USD	1,757	Barclays Bank plc	7/23/2024	1
THB	33,392	USD	911	BNP Paribas	7/23/2024	1
THB	64,267	USD	1,752	Citibank, NA	7/23/2024	2
TWD	57,236	USD	1,759	Citibank, NA**	7/23/2024	3
USD	3,193	BRL	17,228	Citibank, NA**	7/23/2024	119
USD	1,745	BRL	9,713	Citigroup Global Markets Holdings, Inc.**	7/23/2024	12
USD	9,691	CHF	8,625	BNP Paribas	7/23/2024	66
USD	928	CLP	859,668	Bank of America NA**	7/23/2024	14
USD	818	CLP	758,884	Citibank, NA**	7/23/2024	12
USD	869	EUR	809	BNP Paribas	7/23/2024	2
USD	5,233	GBP	4,119	Citibank, NA	7/23/2024	25
USD	1,754	GBP	1,382	Goldman Sachs International	7/23/2024	7
USD	3,508	JPY	548,283	Citibank, NA	7/23/2024	89
USD	1,767	KRW	2,435,069	Goldman Sachs International**	7/23/2024	— (a)
USD	1,759	NZD	2,868	BNP Paribas	7/23/2024	12
USD	7,844	NZD	12,812	Citibank, NA	7/23/2024	40
USD	1,758	SEK	18,434	BNP Paribas	7/23/2024	17
USD	1,763	SEK	18,294	Citibank, NA	7/23/2024	36
USD	1,563	SGD	2,112	BNP Paribas	7/23/2024	3
USD	3,503	TWD	113,259	Citibank, NA**	7/23/2024	17
USD	827	ZAR	15,027	BNP Paribas	7/23/2024	3
AUD	2,714	USD	1,769	BNP Paribas	7/29/2024	43
CHF	52	USD	58	Bank of America NA	7/29/2024	— (a)
CHF	409	USD	452	Morgan Stanley	7/29/2024	4
CHF	129	USD	143	Standard Chartered Bank	7/29/2024	2
CHF	19	USD	21	State Street Corp.	7/29/2024	— (a)
EUR	48	USD	51	Royal Bank of Canada	7/29/2024	— (a)
GBP	273	USD	341	Barclays Bank plc	7/29/2024	4
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Funds	19

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
GBP	20	USD	25	Citibank, NA	7/29/2024	— (a)
NOK	1,513	USD	139	HSBC Bank, NA	7/29/2024	3
SEK	8,120	USD	751	HSBC Bank, NA	7/29/2024	16
SGD	224	USD	165	BNP Paribas	7/29/2024	— (a)
SGD	87	USD	64	State Street Corp.	7/29/2024	— (a)
USD	110	CHF	98	Goldman Sachs International	7/29/2024	1
USD	102	CHF	90	State Street Corp.	7/29/2024	1
USD	509	DKK	3,537	HSBC Bank, NA	7/29/2024	1
USD	561	DKK	3,894	Morgan Stanley	7/29/2024	— (a)
USD	77	EUR	71	Bank of America NA	7/29/2024	1
USD	113	EUR	105	BNP Paribas	7/29/2024	— (a)
USD	4	EUR	4	Citibank, NA	7/29/2024	— (a)
USD	80	EUR	75	HSBC Bank, NA	7/29/2024	2
USD	123	EUR	114	Morgan Stanley	7/29/2024	1
USD	1,711	EUR	1,595	Royal Bank of Canada	7/29/2024	1
USD	484	EUR	448	State Street Corp.	7/29/2024	3
USD	258	GBP	203	Barclays Bank plc	7/29/2024	3
USD	160	GBP	126	BNP Paribas	7/29/2024	1
USD	15	GBP	12	Goldman Sachs International	7/29/2024	— (a)
USD	361	GBP	284	HSBC Bank, NA	7/29/2024	2
USD	834	GBP	654	Morgan Stanley	7/29/2024	7
USD	108	GBP	85	State Street Corp.	7/29/2024	1
USD	286	HKD	2,230	HSBC Bank, NA	7/29/2024	— (a)
USD	8	JPY	1,197	Barclays Bank plc	7/29/2024	— (a)
USD	398	JPY	61,581	HSBC Bank, NA	7/29/2024	13
USD	603	JPY	93,259	Morgan Stanley	7/29/2024	20
USD	104	JPY	16,214	State Street Corp.	7/29/2024	3
USD	40	SGD	54	BNP Paribas	7/29/2024	— (a)
USD	16	SGD	22	State Street Corp.	7/29/2024	— (a)
TRY	35,356	USD	825	Barclays Bank plc	1/22/2025	50
Total unrealized appreciation						1,136
CHF	4,192	USD	4,720	Citibank, NA	7/22/2024	(43)
SEK	73,201	USD	6,983	Citibank, NA	7/22/2024	(70)
USD	6,800	AUD	10,304	Citibank, NA	7/22/2024	(78)
USD	18,430	CAD	25,344	Barclays Bank plc	7/22/2024	(104)
BRL	36,461	USD	6,769	Goldman Sachs International**	7/23/2024	(263)
CAD	2,406	AUD	2,636	Citibank, NA	7/23/2024	— (a)
CHF	1,561	AUD	2,638	BNP Paribas	7/23/2024	(19)
CHF	1,556	GBP	1,374	Citibank, NA	7/23/2024	(1)
CHF	795	USD	894	Barclays Bank plc	7/23/2024	(7)
CHF	1,553	USD	1,755	Citibank, NA	7/23/2024	(21)
CZK	60,419	USD	2,610	Citibank, NA	7/23/2024	(27)
EUR	1,666	AUD	2,696	Barclays Bank plc	7/23/2024	(14)
GBP	1,371	CAD	2,401	Citibank, NA	7/23/2024	(23)
GBP	660	EUR	780	HSBC Bank, NA	7/23/2024	(1)
GBP	1,389	USD	1,757	Citibank, NA	7/23/2024	(1)
JPY	141,802	AUD	1,342	BNP Paribas	7/23/2024	(11)
JPY	278,013	CAD	2,448	Barclays Bank plc	7/23/2024	(58)
JPY	590,290	USD	3,785	Citibank, NA	7/23/2024	(105)
JPY	656,972	USD	4,199	Morgan Stanley	7/23/2024	(103)
NZD	2,876	EUR	1,639	HSBC Bank, NA	7/23/2024	(5)
NZD	1,262	USD	774	Barclays Bank plc	7/23/2024	(6)
SEK	100,419	USD	9,543	Citibank, NA	7/23/2024	(59)
THB	63,696	USD	1,745	Citibank, NA	7/23/2024	(6)
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Funds	June 30, 2024

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
TWD	141,719	USD	4,379	Goldman Sachs International**	7/23/2024	(18)
USD	1,756	AUD	2,638	Citibank, NA	7/23/2024	(4)
USD	858	CAD	1,176	BNP Paribas	7/23/2024	(2)
USD	1,745	CAD	2,393	Citibank, NA	7/23/2024	(6)
USD	1,763	CAD	2,423	Goldman Sachs International	7/23/2024	(8)
USD	925	CLP	878,639	Citibank, NA**	7/23/2024	(8)
USD	1,679	CNY	12,177	Morgan Stanley**	7/23/2024	(28)
USD	820	COP	3,441,735	Citibank, NA**	7/23/2024	(6)
USD	820	HUF	304,791	BNP Paribas	7/23/2024	(5)
USD	856	IDR	14,084,701	Citibank, NA**	7/23/2024	(5)
USD	877	INR	73,258	Citibank, NA**	7/23/2024	(1)
USD	2,627	INR	219,696	Goldman Sachs International**	7/23/2024	(6)
USD	875	KRW	1,212,416	Citibank, NA**	7/23/2024	(5)
USD	1,721	KRW	2,378,951	Goldman Sachs International**	7/23/2024	(5)
USD	1,648	MXN	30,764	Morgan Stanley	7/23/2024	(28)
USD	1,753	NZD	2,879	Citibank, NA	7/23/2024	— (a)
USD	890	PLN	3,588	BNP Paribas	7/23/2024	(1)
USD	1,698	PLN	6,929	TD Bank Financial Group	7/23/2024	(23)
USD	4,163	RON	19,396	Barclays Bank plc	7/23/2024	(9)
USD	839	TRY	28,415	Barclays Bank plc	7/23/2024	(11)
USD	246	TRY	8,356	Citibank, NA	7/23/2024	(4)
USD	901	ZAR	16,611	BNP Paribas	7/23/2024	(11)
CAD	4,216	USD	3,085	HSBC Bank, NA	7/29/2024	(2)
CHF	63	USD	71	Citibank, NA	7/29/2024	(1)
CHF	15	USD	17	Morgan Stanley	7/29/2024	— (a)
CHF	5	USD	6	State Street Corp.	7/29/2024	— (a)
DKK	222	USD	32	Barclays Bank plc	7/29/2024	— (a)
DKK	981	USD	142	Standard Chartered Bank	7/29/2024	(1)
DKK	1,986	USD	289	State Street Corp.	7/29/2024	(4)
EUR	544	USD	592	Barclays Bank plc	7/29/2024	(7)
EUR	1,040	USD	1,121	Citibank, NA	7/29/2024	(6)
EUR	49	USD	53	Morgan Stanley	7/29/2024	— (a)
EUR	334	USD	364	Standard Chartered Bank	7/29/2024	(6)
EUR	125	USD	137	State Street Corp.	7/29/2024	(2)
GBP	7	USD	9	Bank of America NA	7/29/2024	— (a)
GBP	9	USD	11	BNP Paribas	7/29/2024	— (a)
GBP	171	USD	216	Morgan Stanley	7/29/2024	(1)
HKD	838	USD	107	BNP Paribas	7/29/2024	— (a)
HKD	567	USD	73	Goldman Sachs International	7/29/2024	— (a)
HKD	87	USD	11	State Street Corp.	7/29/2024	— (a)
JPY	679,150	USD	4,448	Barclays Bank plc	7/29/2024	(209)
JPY	28,379	USD	184	BNP Paribas	7/29/2024	(8)
JPY	11,754	USD	76	Morgan Stanley	7/29/2024	(2)
JPY	1,288	USD	8	Royal Bank of Canada	7/29/2024	— (a)
JPY	20,242	USD	129	Standard Chartered Bank	7/29/2024	(3)
JPY	10,904	USD	71	State Street Corp.	7/29/2024	(2)
JPY	4,931	USD	32	TD Bank Financial Group	7/29/2024	(1)
SGD	54	USD	40	Goldman Sachs International	7/29/2024	— (a)
SGD	34	USD	25	Morgan Stanley	7/29/2024	— (a)
SGD	22	USD	16	State Street Corp.	7/29/2024	— (a)
USD	1	CHF	1	Goldman Sachs International	7/29/2024	— (a)
USD	1	CHF	1	HSBC Bank, NA	7/29/2024	— (a)
USD	106	CHF	96	Standard Chartered Bank	7/29/2024	(1)
USD	1,389	CHF	1,255	State Street Corp.	7/29/2024	(13)
USD	83	EUR	77	Bank of America NA	7/29/2024	— (a)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Funds	21

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	74	EUR	69	Barclays Bank plc	7/29/2024	— (a)
USD	326	EUR	304	Morgan Stanley	7/29/2024	(1)
USD	277	EUR	258	State Street Corp.	7/29/2024	— (a)
USD	106	GBP	85	BNP Paribas	7/29/2024	(1)
USD	343	GBP	276	Morgan Stanley	7/29/2024	(6)
USD	21	GBP	17	Royal Bank of Canada	7/29/2024	— (a)
USD	510	HKD	3,984	Goldman Sachs International	7/29/2024	— (a)
USD	15	HKD	114	HSBC Bank, NA	7/29/2024	— (a)
USD	201	SGD	273	HSBC Bank, NA	7/29/2024	— (a)
USD	53	SGD	72	State Street Corp.	7/29/2024	— (a)
USD	652	TRY	27,000	Goldman Sachs International	1/22/2025	(17)
Total unrealized depreciation						(1,513)
Net unrealized depreciation						(377)

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
CNY	China Yuan
COP	Columbian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Funds	June 30, 2024

STATEMENT OF ASSETS AND LIABILITIES
AS OF June 30, 2024
(Amounts in thousands, except per share amounts)

JPMorgan Diversified Fund
ASSETS:
Investments in non-affiliates, at value	$401,468
Investments in affiliates, at value	65,850
Cash	264
Foreign currency, at value	29
Deposits at broker for futures contracts	50
Receivables:
Investment securities sold	316
Fund shares sold	10
Interest from non-affiliates	1,048
Dividends from non-affiliates	130
Dividends from affiliates	2
Tax reclaims	395
Variation margin on futures contracts	213
Unrealized appreciation on forward foreign currency exchange contracts	1,136
Total Assets	470,911
LIABILITIES:
Payables:
Distributions	139
Investment securities purchased	692
Investment securities purchased — delayed delivery securities	300
Fund shares redeemed	262
Unrealized depreciation on forward foreign currency exchange contracts	1,513
Accrued liabilities:
Investment advisory fees	134
Distribution fees	24
Service fees	8
Custodian and accounting fees	72
Trustees’ and Chief Compliance Officer’s fees	— (a)
Other	142
Total Liabilities	3,286
Net Assets	$467,625

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Funds	23

STATEMENT OF ASSETS AND LIABILITIES
AS OF June 30, 2024 (continued)
(Amounts in thousands, except per share amounts)
JPMorgan Diversified Fund
NET ASSETS:
Paid-in-Capital	$402,680
Total distributable earnings (loss)	64,945
Total Net Assets	$467,625
Net Assets:
Class A	$107,479
Class C	3,621
Class I	32,029
Class L	104,141
Class R6	220,355
Total	$467,625
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	6,970
Class C	238
Class I	2,056
Class L	6,705
Class R6	14,195
Net Asset Value (a):
Class A — Redemption price per share	$15.42
Class C — Offering price per share (b)	15.23
Class I — Offering and redemption price per share	15.58
Class L — Offering and redemption price per share	15.53
Class R6 — Offering and redemption price per share	15.52
Class A maximum sales charge	4.50%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$16.15
Cost of investments in non-affiliates	$316,629
Cost of investments in affiliates	64,370
Cost of foreign currency	29

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Funds	June 30, 2024

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED June 30, 2024
(Amounts in thousands)

JPMorgan Diversified Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$5,442
Interest income from affiliates	3
Dividend income from non-affiliates	4,859
Dividend income from affiliates	2,250
Foreign taxes withheld (net)	(216)
Total investment income	12,338
EXPENSES:
Investment advisory fees	2,191
Administration fees	342
Distribution fees:
Class A	263
Class C	35
Service fees:
Class A	263
Class C	12
Class I	79
Class L	110
Custodian and accounting fees	199
Interest expense to affiliates	12
Professional fees	148
Trustees’ and Chief Compliance Officer’s fees	27
Printing and mailing costs	45
Registration and filing fees	72
Transfer agency fees (See Note 2.J.)	67
Other	25
Total expenses	3,890
Less fees waived	(797)
Less expense reimbursements	(3)
Net expenses	3,090
Net investment income (loss)	9,248
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Funds	25

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED June 30, 2024 (continued)
(Amounts in thousands)
JPMorgan Diversified Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$37,989
Investments in affiliates	(7,079)
Futures contracts	(772)
Foreign currency transactions	56
Forward foreign currency exchange contracts	(2,662)
Net realized gain (loss)	27,532
Distribution of capital gains received from investment company affiliates	326
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	7,121
Investments in affiliates	7,394
Futures contracts	2,348
Foreign currency translations	(90)
Forward foreign currency exchange contracts	333
Change in net unrealized appreciation/depreciation	17,106
Net realized/unrealized gains (losses)	44,964
Change in net assets resulting from operations	$54,212
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Funds	June 30, 2024

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Diversified Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$9,248	$10,897
Net realized gain (loss)	27,532	(10,236)
Distributions of capital gains received from investment company affiliates	326	434
Change in net unrealized appreciation/depreciation	17,106	39,846
Change in net assets resulting from operations	54,212	40,941
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,161)	(6,939)
Class C	(26)	(426)
Class I	(421)	(2,325)
Class L	(1,400)	(10,442)
Class R6	(3,052)	(17,078)
Total distributions to shareholders	(6,060)	(37,210)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(96,246)	(268,351)
NET ASSETS:
Change in net assets	(48,094)	(264,620)
Beginning of period	515,719	780,339
End of period	$467,625	$515,719
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Funds	27

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Diversified Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$4,589	$6,477
Distributions reinvested	1,142	6,811
Cost of shares redeemed	(16,613)	(15,073)
Change in net assets resulting from Class A capital transactions	(10,882)	(1,785)
Class C
Proceeds from shares issued	613	482
Distributions reinvested	26	426
Cost of shares redeemed	(3,172)	(3,571)
Change in net assets resulting from Class C capital transactions	(2,533)	(2,663)
Class I
Proceeds from shares issued	2,972	1,883
Distributions reinvested	414	2,263
Cost of shares redeemed	(7,261)	(10,351)
Change in net assets resulting from Class I capital transactions	(3,875)	(6,205)
Class L
Proceeds from shares issued	4,885	6,961
Distributions reinvested	1,323	10,087
Cost of shares redeemed	(56,022)	(26,513)
Change in net assets resulting from Class L capital transactions	(49,814)	(9,465)
Class R6
Proceeds from shares issued	19,345	4,495
Distributions reinvested	2,964	16,401
Cost of shares redeemed	(51,451)	(269,129)
Change in net assets resulting from Class R6 capital transactions	(29,142)	(248,233)
Total change in net assets resulting from capital transactions	$(96,246)	$(268,351)
SHARE TRANSACTIONS:
Class A
Issued	326	482
Reinvested	75	521
Redeemed	(1,162)	(1,125)
Change in Class A Shares	(761)	(122)
Class C
Issued	45	37
Reinvested	2	33
Redeemed	(228)	(269)
Change in Class C Shares	(181)	(199)
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Funds	June 30, 2024

	JPMorgan Diversified Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class I
Issued	198	140
Reinvested	28	172
Redeemed	(498)	(762)
Change in Class I Shares	(272)	(450)
Class L
Issued	347	512
Reinvested	87	765
Redeemed	(4,176)	(1,961)
Change in Class L Shares	(3,742)	(684)
Class R6
Issued	1,285	331
Reinvested	196	1,245
Redeemed	(3,782)	(20,007)
Change in Class R6 Shares	(2,301)	(18,431)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Funds	29

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Diversified Fund
Class A
Year Ended June 30, 2024	$13.71	$0.25	$1.62	$1.87	$(0.16)	$—	$(0.16)
Year Ended June 30, 2023	13.55	0.21	0.88	1.09	(0.20)	(0.73)	(0.93)
Year Ended June 30, 2022	18.47	0.14	(1.97)	(1.83)	(0.26)	(2.83)	(3.09)
Year Ended June 30, 2021	15.53	0.21	4.29	4.50	(0.26)	(1.30)	(1.56)
Year Ended June 30, 2020	16.54	0.27	0.16	0.43	(0.27)	(1.17)	(1.44)
Class C
Year Ended June 30, 2024	13.56	0.17	1.60	1.77	(0.10)	—	(0.10)
Year Ended June 30, 2023	13.40	0.14	0.87	1.01	(0.12)	(0.73)	(0.85)
Year Ended June 30, 2022	18.31	0.05	(1.95)	(1.90)	(0.18)	(2.83)	(3.01)
Year Ended June 30, 2021	15.40	0.12	4.26	4.38	(0.17)	(1.30)	(1.47)
Year Ended June 30, 2020	16.41	0.19	0.16	0.35	(0.19)	(1.17)	(1.36)
Class I
Year Ended June 30, 2024	13.85	0.29	1.64	1.93	(0.20)	—	(0.20)
Year Ended June 30, 2023	13.67	0.24	0.90	1.14	(0.23)	(0.73)	(0.96)
Year Ended June 30, 2022	18.61	0.18	(1.99)	(1.81)	(0.30)	(2.83)	(3.13)
Year Ended June 30, 2021	15.64	0.25	4.32	4.57	(0.30)	(1.30)	(1.60)
Year Ended June 30, 2020	16.64	0.31	0.17	0.48	(0.31)	(1.17)	(1.48)
Class L
Year Ended June 30, 2024	13.80	0.30	1.64	1.94	(0.21)	—	(0.21)
Year Ended June 30, 2023	13.63	0.26	0.88	1.14	(0.24)	(0.73)	(0.97)
Year Ended June 30, 2022	18.57	0.19	(1.99)	(1.80)	(0.31)	(2.83)	(3.14)
Year Ended June 30, 2021	15.60	0.26	4.32	4.58	(0.31)	(1.30)	(1.61)
Year Ended June 30, 2020	16.61	0.32	0.16	0.48	(0.32)	(1.17)	(1.49)
Class R6
Year Ended June 30, 2024	13.80	0.31	1.63	1.94	(0.22)	—	(0.22)
Year Ended June 30, 2023	13.63	0.24	0.91	1.15	(0.25)	(0.73)	(0.98)
Year Ended June 30, 2022	18.57	0.20	(1.99)	(1.79)	(0.32)	(2.83)	(3.15)
Year Ended June 30, 2021	15.60	0.28	4.32	4.60	(0.33)	(1.30)	(1.63)
Year Ended June 30, 2020	16.61	0.33	0.16	0.49	(0.33)	(1.17)	(1.50)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of Underlying Funds.
(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$15.42	13.69%	$107,479	0.94%	1.78%	1.23%	63%
13.71	8.40	105,976	0.92	1.57	1.21	94
13.55	(12.43)	106,371	0.91	0.82	1.16	94
18.47	29.94	127,332	0.89	1.20	1.18	119
15.53	2.47	103,204	0.94	1.70	1.23	82

15.23	13.08	3,621	1.44	1.24	1.71	63
13.56	7.92	5,686	1.42	1.02	1.68	94
13.40	(12.92)	8,270	1.41	0.30	1.64	94
18.31	29.34	12,244	1.40	0.70	1.64	119
15.40	1.96	15,569	1.45	1.20	1.69	82

15.58	13.97	32,029	0.69	2.03	0.94	63
13.85	8.74	32,217	0.67	1.79	0.92	94
13.67	(12.23)	37,977	0.66	1.04	0.89	94
18.61	30.22	62,026	0.65	1.45	0.89	119
15.64	2.77	60,064	0.69	1.96	0.93	82

15.53	14.08	104,141	0.63	2.06	0.77	63
13.80	8.75	144,220	0.61	1.88	0.76	94
13.63	(12.21)	151,730	0.60	1.13	0.73	94
18.57	30.39	185,229	0.59	1.51	0.74	119
15.60	2.78	148,144	0.62	2.02	0.78	82

15.52	14.10	220,355	0.55	2.16	0.67	63
13.80	8.84	227,620	0.54	1.80	0.65	94
13.63	(12.14)	475,991	0.53	1.20	0.63	94
18.57	30.48	592,125	0.52	1.58	0.64	119
15.60	2.86	591,744	0.55	2.10	0.67	82
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Funds	31

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following is a separate fund of the Trust (the "Fund") covered by this report:
	Classes Offered	Diversification Classification
JPMorgan Diversified Fund	Class A, Class C, Class I, Class L and Class R6	Diversified
The investment objective of the Fund is to seek to provide a high total return from a diversified portfolio of equity and fixed income investments.
Class L Shares of the Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of the Fund unless they meet certain requirements as described in the Fund’s prospectus.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund's prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

32	J.P. Morgan Funds	June 30, 2024

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$12,754	$47	$12,801
Collateralized Mortgage Obligations	—	3,142	—	3,142
Commercial Mortgage-Backed Securities	—	3,694	—	3,694
Common Stocks
Aerospace & Defense	1,384	3,115	—	4,499
Air Freight & Logistics	276	—	—	276
Automobile Components	101	930	—	1,031
Automobiles	246	706	—	952
Banks	7,972	6,753	1	14,726
Beverages	2,184	3,297	—	5,481
Biotechnology	6,779	—	—	6,779
Broadline Retail	9,659	123	16	9,798
Building Products	2,115	647	—	2,762
Capital Markets	4,667	2,893	—	7,560
Chemicals	636	5,492	—	6,128
Commercial Services & Supplies	961	279	—	1,240
Communications Equipment	291	—	—	291
Construction & Engineering	557	2,581	—	3,138
Construction Materials	903	234	—	1,137

June 30, 2024	J.P. Morgan Funds	33

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
(continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Consumer Finance	$1,301	$—	$—	$1,301
Consumer Staples Distribution & Retail	2,676	154	—	2,830
Containers & Packaging	631	—	—	631
Distributors	72	—	—	72
Diversified Consumer Services	168	—	—	168
Diversified REITs	—	112	—	112
Diversified Telecommunication Services	103	105	—	208
Electric Utilities	5,047	675	—	5,722
Electrical Equipment	1,267	1,505	—	2,772
Electronic Equipment, Instruments & Components	826	788	—	1,614
Energy Equipment & Services	1,108	217	—	1,325
Entertainment	637	150	—	787
Financial Services	8,191	108	—	8,299
Food Products	1,743	4,076	—	5,819
Ground Transportation	4,753	—	—	4,753
Health Care Equipment & Supplies	3,155	1,112	—	4,267
Health Care Providers & Services	5,089	—	— (a)	5,089
Health Care REITs	1,181	—	—	1,181
Health Care Technology	87	—	—	87
Hotel & Resort REITs	230	—	—	230
Hotels, Restaurants & Leisure	4,956	1,030	—	5,986
Household Durables	386	1,343	—	1,729
Household Products	269	—	—	269
Industrial Conglomerates	1,723	856	—	2,579
Industrial REITs	1,781	—	—	1,781
Insurance	2,750	4,759	—	7,509
Interactive Media & Services	9,281	2,443	—	11,724
IT Services	329	109	—	438
Leisure Products	260	—	—	260
Life Sciences Tools & Services	780	—	—	780
Machinery	3,934	1,780	—	5,714
Media	528	168	—	696
Metals & Mining	—	1,117	2	1,119
Multi-Utilities	1,568	223	—	1,791
Oil, Gas & Consumable Fuels	5,961	6,795	1	12,757
Personal Care Products	285	—	—	285
Pharmaceuticals	2,965	5,412	—	8,377
Professional Services	643	1,990	—	2,633
Real Estate Management & Development	260	654	—	914
Residential REITs	348	—	—	348
Retail REITs	702	—	—	702
Semiconductors & Semiconductor Equipment	22,375	5,741	—	28,116
Software	18,997	984	—	19,981
Specialized REITs	1,773	—	—	1,773
Specialty Retail	6,804	998	—	7,802
Technology Hardware, Storage & Peripherals	10,852	2,567	—	13,419
Textiles, Apparel & Luxury Goods	230	3,848	—	4,078
Tobacco	157	—	—	157
Trading Companies & Distributors	426	1,003	—	1,429

34	J.P. Morgan Funds	June 30, 2024

(continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Wireless Telecommunication Services	$92	$—	$—	$92
Total Common Stocks	178,411	79,872	20	258,303
Corporate Bonds	—	39,739	—	39,739
Exchange-Traded Funds	27,594	—	—	27,594
Foreign Government Securities	—	561	—	561
Investment Companies	23,012	—	—	23,012
Loan Assignments	—	—	96	96
Mortgage-Backed Securities	—	32,062	—	32,062
Rights
Health Care Equipment & Supplies	—	—	— (b)	— (b)
U.S. Treasury Obligations	—	51,052	—	51,052
Warrants	—	—	18	18
Short-Term Investments
Investment Companies	15,244	—	—	15,244
Total Investments in Securities	$244,261	$222,876	$181	$467,318
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,136	$—	$1,136
Futures Contracts	1,080	—	—	1,080
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(1,513)	—	(1,513)
Futures Contracts	(508)	—	—	(508)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$572	$(377)	$—	$195

(a)	Value is zero.
(b)	Amount rounds to less than one thousand.
There were no significant transfers into or out of level 3 for the year ended June 30, 2024.
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Fund.
As of June 30, 2024, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. Loan Assignments— The Fund invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Fund invested in loan assignments of all or a portion of the loans. When the Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan. In addition, it is unclear whether loans, loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loans are secured by collateral the Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.
Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid when purchased, may become illiquid and difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, the Fund may not receive the proceeds from a sale of such investments for a period after the sale.
Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.

June 30, 2024	J.P. Morgan Funds	35

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— The Fund purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Fund may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Fund may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund's custodian bank and is included on the Statement of Assets and Liabilities as Restricted cash. Collateral received by the Fund is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan. These amounts are not reflected on the Fund's Statement of Assets and Liabilities.
The Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of June 30, 2024, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statement of Assets and Liabilities. The values of these securities held at June 30, 2024 are detailed on the SOI, if any.
E. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Fund retains the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
The Fund did not lend out any securities during the year ended June 30, 2024.

36	J.P. Morgan Funds	June 30, 2024

F. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ and ETFs' distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Japan ETF (a)	$5,517	$653	$1,392	$(159)	$522	$5,141	91	$128	$—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	—	22,501	—	—	(48)	22,453	491	396	—
JPMorgan Core Bond Fund Class R6 Shares (a)	32,384	19,073	36,645	(6,440)	5,617	13,989	1,384	695	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	10,783	9,790	12,371	(483)	1,304	9,023	451	179	326
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	18,232	202,702	205,692	3	(1)	15,244	15,241	852	—
Total	$66,916	$254,719	$256,100	$(7,079)	$7,394	$65,850		$2,250	$326

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
G. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statement of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statement of Operations.
H. Derivatives—The Fund used derivative instruments including futures contracts and forward foreign currency exchange contracts, in connection with their investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Fund to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value, as recorded on the Statement of Assets and Liabilities.
The Fund is a party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

June 30, 2024	J.P. Morgan Funds	37

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Fund.
Notes H(1) — H(2) below describe the various derivatives used by the Fund.
(1) Futures Contracts— The Fund used treasury and index futures contracts to gain or reduce exposure to the stock and bond markets, or maintain liquidity or minimize transaction costs. The Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.
The use of futures contracts exposes the Fund to equity price and interest rate risks. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2) Forward Foreign Currency Exchange Contracts—The Fund is exposed to foreign currency risks associated with some or all of its portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.
The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rates of the underlying currencies. Changes in the value of these contracts are recorded as Change in net unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3) Summary of Derivatives Information—The following tables present the value of derivatives held as of June 30, 2024, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities:
Equity Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$1,080
Unrealized Depreciation on Futures Contracts *	(204)
Foreign Exchange Rate Risk Exposure:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	1,136
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(1,513)
Interest Rate Risk Exposure:
Unrealized Depreciation on Futures Contracts *	(304)

38	J.P. Morgan Funds	June 30, 2024

Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	$572
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	(377)

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOI. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The following tables present the effect of derivatives on the Statement of Operations for the year ended June 30, 2024, by primary underlying risk exposure:
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure:
Futures Contracts	$4,443
Foreign Exchange Rate Risk Exposure:
Futures Contracts	(98)
Forward Foreign Currency Exchange Contracts	(2,662)
Interest Rate Risk Exposure:
Futures Contracts	(5,117)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure:
Futures Contracts	934
Foreign Exchange Rate Risk Exposure:
Futures Contracts	110
Forward Foreign Currency Exchange Contracts	333
Interest Rate Risk Exposure:
Futures Contracts	1,304
Derivatives Volume
The table below discloses the volume of the Fund's futures contracts and forward foreign currency exchange contracts activity during the year ended June 30, 2024. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity:

Futures Contracts:
Average Notional Balance Long	$128,041
Average Notional Balance Short	(51,446)
Ending Notional Balance Long	102,728
Ending Notional Balance Short	(59,378)
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	(134,341)
Average Settlement Value Sold	95,766
Ending Settlement Value Purchased	(149,928)
Ending Settlement Value Sold	137,846
The Fund's derivatives contracts held at June 30, 2024 are not accounted for as hedging instruments under GAAP.
I. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.

June 30, 2024	J.P. Morgan Funds	39

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
Dividend income, net of foreign taxes withheld, if any, and distributions of net investment income and realized capital gains from the Underlying Funds, if any, are recorded on the ex-dividend date or when the Fund first learns of the dividend. The Fund may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest income from non-affiliates on the Statement of Operations.
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
J. Allocation of Income and Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Fund for the year ended June 30, 2024 are as follows:
	Class A	Class C	Class I	Class L	Class R6	Total
Transfer agency fees	$55	$2	$6	$2	$2	$67
The Fund invested in Underlying Funds and ETFs and, as a result bear a portion of the expenses incurred by these Underlying Funds and ETFs. These expenses are not reflected in the expenses shown on the Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights. Certain expenses of affiliated Underlying Funds and ETFs are waived as described in Note 3.F.
K. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of June 30, 2024, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
L. Foreign Taxes—The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
M. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least quarterly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
$—	$(2,500)	$2,500
The reclassifications for the Fund relate primarily to foreign currency gains and losses.

40	J.P. Morgan Funds	June 30, 2024

3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.48% of the Fund's average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund's average daily net assets, plus 0.050% of the Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund's average daily net assets in excess of $25 billion. For the year ended June 30, 2024, the effective rate was 0.075% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund's principal underwriter and promotes and arranges for the sale of the Fund's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L and Class R6 Shares of the Fund do not charge a distribution fee. The Distribution Plan provides that the Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C
0.25%	0.75%
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended June 30, 2024, JPMDS retained the following:
Front-End Sales Charge	CDSC
$4	$— (a)

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class A	Class C	Class I	Class L
0.25%	0.25%	0.25%	0.10%
JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

June 30, 2024	J.P. Morgan Funds	41

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Fund's respective average daily net assets as shown in the table below:
Class A	Class C	Class I	Class L	Class R6
0.96%	1.46%	0.71%	0.65%	0.58%
The expense limitation agreements were in effect for the year ended June 30, 2024 and are in place until at least October 31, 2024.
To the extent that the Fund invests in an affiliated Underlying Fund, then the fee limitation amount will include, as applicable, (i) an amount sufficient to offset the respective net advisory, net administration and net shareholder servicing fees of that affiliated fund, or (ii) the management fee paid to the adviser pursuant to the Underlying Fund’s management agreement.
For the year ended June 30, 2024, the Fund's service providers waived fees and/or reimbursed expenses for the of the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers
Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
$310	$204	$264	$778	$2
Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these money market funds for the year ended June 30, 2024 was $19.
JPMIM voluntarily agreed to reimburse the Fund for the Trustee Fees paid to one of the interested Trustees. For the year ended June 30, 2024, the amount of this reimbursement was $1.
G. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended June 30, 2024, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Fund used related party broker-dealers during the year ended June 30, 2024, and incurred brokerage commissions with broker-dealers affiliated with the Adviser in the amount of $1.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended June 30, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
$231,116	$326,910	$43,040	$38,695

42	J.P. Morgan Funds	June 30, 2024

5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2024 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$389,835	$92,089	$14,411	$77,678
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to certain derivatives, tax adjustments on certain investments, straddle loss deferral and wash sale loss deferrals.
The tax character of distributions paid during the year ended June 30, 2024 was as follows:
Ordinary Income*	Total Distributions Paid
$6,060	$6,060

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2023 was as follows:
Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
$9,554	$27,656	$37,210

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of June 30, 2024, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
$536	$(2,962)	$68,099
The cumulative timing differences primarily consist of certain derivatives, tax adjustments on certain investments, dividends payable, ordinary loss deferrals, straddle loss deferrals and wash sale loss deferrals.
As of June 30, 2024, the Fund had net capital loss carryforwards, which are available to offset future realized gains:
Capital Loss Carryforward Character
Short-Term
$2,962
Net capital losses (gains) and specified ordinary losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended June 30, 2024, the Fund deferred to July 1, 2024 the following net capital losses (gains) and specified ordinary losses of:
Specified Ordinary Losses

$418

June 30, 2024	J.P. Morgan Funds	43

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
During the year ended June 30, 2024, the Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
$22,862
6. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund as of June 30, 2024. Average borrowings from the Facility for the year ended June 30, 2024, were as follows:
Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
$35,689	6.06%	1	$6
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 29, 2024.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2024.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate (SOFR). Effective August 6, 2024, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Fund did not utilize the Credit Facility during the year ended June 30, 2024.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enter into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expect the risk of loss to be remote.
As of June 30, 2024, the Fund had one individual shareholder and/or affiliated omnibus account and two individual shareholders and/or non-affiliated omnibus accounts each owning more than 10% of the Fund's outstanding shares, and collectively owning 15.5% and 35.4% of the Fund's outstanding shares, respectively.
Significant shareholder transactions by these shareholders may impact the Fund's performance and liquidity.
The Fund is subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by

44	J.P. Morgan Funds	June 30, 2024

sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
The Fund is subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Fund is subject to credit risk. The Fund's investments are subject to the risk that an issuer and/or a counterparty will fail to make payments when due or default completely. Prices of the Fund's investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund's securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e. the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the year. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Fund's original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.
The Fund is also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Fund.
Because of the Fund's investments in the Underlying Funds, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As a result, the cost of investing in the Fund may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Fund is also subject to certain risks related to the Underlying Funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities. These securities are subject to risks specific to their structure, sector or market.
In addition, the Underlying Funds may use derivative instruments in connection with their individual investment strategies including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities. Specific risks and concentrations present in the Underlying Funds are disclosed within their individual financial statements and registration statements, as appropriate.
The Fund is subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions, may have a significant negative impact on the performance of the Fund's investments, increase the Fund's volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund's investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

June 30, 2024	J.P. Morgan Funds	45

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of JPMorgan Trust I and Shareholders of JPMorgan Diversified Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of JPMorgan Diversified Fund (one of the funds constituting JPMorgan Trust I, referred to hereafter as the “Fund”) as of June 30, 2024, the related statement of operations for the year ended June 30, 2024, the statement of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2024 and the financial highlights for each of the five years in the period ended June 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian, transfer agent, agent bank and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
August 27, 2024
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

46	J.P. Morgan Funds	June 30, 2024

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended June 30, 2024. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2024. The information necessary to complete your income tax returns for the calendar year ending December 31, 2024 will be provided under separate cover.
Dividends Received Deduction (DRD)
The Fund had 37.12%, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2024.
Qualified Dividend Income (QDI)
The Fund had $4,593, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2024.

June 30, 2024	J.P. Morgan Funds	47

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Fund.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Fund's Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund's website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund's voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund's website at www.jpmorganfunds.com no later than August 31 of each year. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. June 2024.
AN-DIV-624

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.

Annual Report
J.P. Morgan Large Cap Funds
June 30, 2024
JPMorgan Equity Income Fund
JPMorgan Equity Index Fund
JPMorgan Equity Premium Income Fund
JPMorgan Hedged Equity Fund
JPMorgan Hedged Equity 2 Fund
JPMorgan Hedged Equity 3 Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan U.S. Applied Data Science Value Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. GARP Equity Fund
JPMorgan U.S. Large Cap Core Plus Fund
JPMorgan U.S. Research Enhanced Equity Fund
JPMorgan U.S. Sustainable Leaders Fund
JPMorgan U.S. Value Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.8%
Aerospace & Defense — 4.2%
General Dynamics Corp.	3,083	894,534
Northrop Grumman Corp.	877	382,371
RTX Corp.	6,120	614,361
		1,891,266
Air Freight & Logistics — 1.7%
United Parcel Service, Inc., Class B	5,542	758,479
Banks — 8.9%
Bank of America Corp.	29,102	1,157,394
PNC Financial Services Group, Inc. (The)	4,381	681,093
Truist Financial Corp.	11,439	444,401
US Bancorp	8,639	342,952
Wells Fargo & Co.	22,755	1,351,435
		3,977,275
Beverages — 1.8%
Coca-Cola Co. (The)	7,043	448,293
PepsiCo, Inc.	2,182	359,905
		808,198
Biotechnology — 1.9%
AbbVie, Inc.	4,984	854,902
Capital Markets — 7.6%
Ares Management Corp.	2,540	338,503
BlackRock, Inc.	737	579,994
Blackstone, Inc.	1,829	226,397
Charles Schwab Corp. (The)	12,283	905,174
CME Group, Inc.	2,025	398,189
Morgan Stanley	9,551	928,260
		3,376,517
Chemicals — 3.3%
Air Products and Chemicals, Inc.	3,204	826,847
PPG Industries, Inc.	5,326	670,475
		1,497,322
Commercial Services & Supplies — 0.6%
Republic Services, Inc.	1,376	267,384
Consumer Finance — 2.2%
American Express Co.	3,597	832,783
Capital One Financial Corp.	954	132,097
		964,880
INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Staples Distribution & Retail — 2.4%
Sysco Corp.	4,786	341,659
Walmart, Inc.	10,492	710,402
		1,052,061
Diversified Telecommunication Services — 0.6%
Verizon Communications, Inc.	6,923	285,525
Electric Utilities — 1.9%
NextEra Energy, Inc.	7,674	543,392
Xcel Energy, Inc.	5,990	319,927
		863,319
Electrical Equipment — 1.5%
Eaton Corp. plc	2,096	657,169
Electronic Equipment, Instruments & Components — 0.8%
Corning, Inc.	9,290	360,899
Food Products — 1.6%
Hershey Co. (The)	1,850	340,150
Mondelez International, Inc., Class A	5,581	365,209
		705,359
Ground Transportation — 3.0%
Norfolk Southern Corp.	3,778	811,205
Union Pacific Corp.	2,309	522,353
		1,333,558
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	4,368	453,940
Becton Dickinson & Co.	1,570	366,888
Medtronic plc	4,739	372,993
		1,193,821
Health Care Providers & Services — 4.9%
Cencora, Inc.	1,455	327,660
Cigna Group (The)	1,388	458,854
CVS Health Corp.	2,950	174,233
UnitedHealth Group, Inc.	2,425	1,235,002
		2,195,749
Health Care REITs — 0.7%
Alexandria Real Estate Equities, Inc.	974	113,888
Ventas, Inc.	3,619	185,524
		299,412
Hotels, Restaurants & Leisure — 1.2%
McDonald's Corp.	2,101	535,398
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	1

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Products — 1.5%
Procter & Gamble Co. (The)	4,051	668,148
Industrial REITs — 0.7%
Prologis, Inc.	2,769	311,038
Insurance — 5.4%
Arthur J Gallagher & Co.	1,377	356,973
Chubb Ltd.	1,973	503,246
Hartford Financial Services Group, Inc. (The)	3,175	319,206
Marsh & McLennan Cos., Inc.	978	206,087
MetLife, Inc.	6,319	443,552
Progressive Corp. (The)	1,393	289,384
Travelers Cos., Inc. (The)	1,380	280,520
		2,398,968
IT Services — 0.9%
Accenture plc, Class A	658	199,546
International Business Machines Corp.	1,258	217,656
		417,202
Machinery — 4.3%
Deere & Co.	1,842	688,332
Dover Corp.	3,978	717,731
Parker-Hannifin Corp.	983	497,171
		1,903,234
Media — 1.8%
Comcast Corp., Class A	20,486	802,246
Multi-Utilities — 2.4%
CMS Energy Corp.	4,649	276,766
Dominion Energy, Inc.	8,865	434,394
Public Service Enterprise Group, Inc.	4,878	359,475
		1,070,635
Oil, Gas & Consumable Fuels — 8.6%
Chevron Corp.	6,618	1,035,212
ConocoPhillips	10,690	1,222,679
EOG Resources, Inc.	5,886	740,900
Exxon Mobil Corp.	7,224	831,599
		3,830,390
Personal Care Products — 0.5%
Kenvue, Inc.	12,137	220,644
Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.	14,582	605,609
Eli Lilly & Co.	300	271,138
Johnson & Johnson	4,619	675,118
INVESTMENTS	SHARES (000)	VALUE ($000)

Pharmaceuticals — continued
Merck & Co., Inc.	2,762	341,896
Pfizer, Inc.	5,716	159,939
		2,053,700
Residential REITs — 0.5%
AvalonBay Communities, Inc.	1,026	212,255
Semiconductors & Semiconductor Equipment — 5.9%
Analog Devices, Inc.	4,148	946,834
Lam Research Corp.	158	168,086
Microchip Technology, Inc.	4,067	372,111
NXP Semiconductors NV (China)	1,581	425,570
Texas Instruments, Inc.	3,768	733,036
		2,645,637
Software — 1.8%
Microsoft Corp.	1,797	803,272
Specialty Retail — 4.3%
Home Depot, Inc. (The)	1,751	602,826
Lowe's Cos., Inc.	2,769	610,565
TJX Cos., Inc. (The)	6,247	687,769
		1,901,160
Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.	563	118,491
Seagate Technology Holdings plc	3,913	404,121
		522,612
Tobacco — 1.9%
Philip Morris International, Inc.	8,381	849,246
Total Common Stocks (Cost $28,958,914)		44,488,880
Short-Term Investments — 0.2%
Investment Companies — 0.2%
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b) (Cost $75,282)	75,267	75,282
Total Investments — 100.0% (Cost $29,034,196)		44,564,162
Other Assets Less Liabilities — 0.0% ^		2,623
NET ASSETS — 100.0%		44,566,785

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Large Cap Funds	June 30, 2024

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	3

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.7%
Aerospace & Defense — 1.8%
Axon Enterprise, Inc. *	16	4,691
Boeing Co. (The) *	130	23,604
General Dynamics Corp.	51	14,825
General Electric Co.	246	39,107
Howmet Aerospace, Inc.	87	6,765
Huntington Ingalls Industries, Inc.	9	2,183
L3Harris Technologies, Inc.	43	9,574
Lockheed Martin Corp.	48	22,417
Northrop Grumman Corp.	31	13,630
RTX Corp.	299	29,996
Textron, Inc.	43	3,680
TransDigm Group, Inc.	12	16,067
		186,539
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	26	2,319
Expeditors International of Washington, Inc.	32	3,962
FedEx Corp.	51	15,256
United Parcel Service, Inc., Class B	164	22,433
		43,970
Automobile Components — 0.1%
Aptiv plc *	61	4,306
BorgWarner, Inc.	51	1,651
		5,957
Automobiles — 1.4%
Ford Motor Co.	881	11,052
General Motors Co.	256	11,913
Tesla, Inc. *	624	123,391
		146,356
Banks — 3.2%
Bank of America Corp.	1,529	60,811
Citigroup, Inc.	429	27,204
Citizens Financial Group, Inc.	102	3,684
Fifth Third Bancorp	154	5,610
Huntington Bancshares, Inc.	326	4,293
JPMorgan Chase & Co. (a)	645	130,535
KeyCorp	212	3,011
M&T Bank Corp.	37	5,676
PNC Financial Services Group, Inc. (The)	89	13,904
Regions Financial Corp.	206	4,125
Truist Financial Corp.	301	11,683
INVESTMENTS	SHARES (000)	VALUE ($000)

Banks — continued
US Bancorp	351	13,923
Wells Fargo & Co.	783	46,533
		330,992
Beverages — 1.3%
Brown-Forman Corp., Class B (b)	40	1,738
Coca-Cola Co. (The)	871	55,462
Constellation Brands, Inc., Class A	36	9,309
Keurig Dr Pepper, Inc.	235	7,835
Molson Coors Beverage Co., Class B	41	2,077
Monster Beverage Corp. *	160	7,962
PepsiCo, Inc.	309	50,959
		135,342
Biotechnology — 1.9%
AbbVie, Inc.	397	68,070
Amgen, Inc.	120	37,669
Biogen, Inc. *	33	7,586
Gilead Sciences, Inc.	280	19,210
Incyte Corp. *	36	2,166
Moderna, Inc. *	75	8,898
Regeneron Pharmaceuticals, Inc. *	24	25,055
Vertex Pharmaceuticals, Inc. *	58	27,183
		195,837
Broadline Retail — 3.9%
Amazon.com, Inc. *	2,058	397,735
eBay, Inc.	114	6,109
Etsy, Inc. *	26	1,550
		405,394
Building Products — 0.5%
A O Smith Corp.	27	2,220
Allegion plc	20	2,322
Builders FirstSource, Inc. *	27	3,797
Carrier Global Corp.	188	11,879
Johnson Controls International plc	151	10,064
Masco Corp.	50	3,300
Trane Technologies plc	51	16,733
		50,315
Capital Markets — 2.8%
Ameriprise Financial, Inc.	22	9,536
Bank of New York Mellon Corp. (The)	168	10,066
BlackRock, Inc.	31	24,716
Blackstone, Inc.	161	19,884
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Equity Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
Cboe Global Markets, Inc.	24	4,019
Charles Schwab Corp. (The)	336	24,724
CME Group, Inc.	81	15,909
FactSet Research Systems, Inc.	9	3,497
Franklin Resources, Inc.	67	1,506
Goldman Sachs Group, Inc. (The)	72	32,780
Intercontinental Exchange, Inc.	129	17,646
Invesco Ltd.	101	1,512
KKR & Co., Inc.	150	15,742
MarketAxess Holdings, Inc.	9	1,708
Moody's Corp.	35	14,856
Morgan Stanley	281	27,333
MSCI, Inc.	18	8,578
Nasdaq, Inc.	85	5,153
Northern Trust Corp.	46	3,861
Raymond James Financial, Inc.	42	5,182
S&P Global, Inc.	72	32,085
State Street Corp.	68	5,010
T. Rowe Price Group, Inc.	50	5,787
		291,090
Chemicals — 1.4%
Air Products and Chemicals, Inc.	50	12,892
Albemarle Corp. (b)	26	2,523
Celanese Corp.	23	3,046
CF Industries Holdings, Inc.	41	3,045
Corteva, Inc.	157	8,449
Dow, Inc.	158	8,384
DuPont de Nemours, Inc.	94	7,563
Eastman Chemical Co.	27	2,590
Ecolab, Inc.	57	13,595
FMC Corp.	28	1,614
International Flavors & Fragrances, Inc.	57	5,464
Linde plc	108	47,408
LyondellBasell Industries NV, Class A	58	5,530
Mosaic Co. (The)	72	2,088
PPG Industries, Inc.	53	6,659
Sherwin-Williams Co. (The)	52	15,645
		146,495
Commercial Services & Supplies — 0.6%
Cintas Corp.	20	13,572
Copart, Inc. *	197	10,650
Republic Services, Inc.	46	8,941
Rollins, Inc.	63	3,079
INVESTMENTS	SHARES (000)	VALUE ($000)

Commercial Services & Supplies — continued
Veralto Corp.	49	4,714
Waste Management, Inc.	82	17,500
		58,456
Communications Equipment — 0.8%
Arista Networks, Inc. *	57	19,993
Cisco Systems, Inc.	910	43,235
F5, Inc. *	13	2,268
Juniper Networks, Inc.	73	2,663
Motorola Solutions, Inc.	38	14,471
		82,630
Construction & Engineering — 0.1%
Quanta Services, Inc.	33	8,359
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	14	7,506
Vulcan Materials Co.	30	7,391
		14,897
Consumer Finance — 0.5%
American Express Co.	128	29,571
Capital One Financial Corp.	86	11,889
Discover Financial Services	56	7,367
Synchrony Financial	90	4,259
		53,086
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	100	84,721
Dollar General Corp.	49	6,528
Dollar Tree, Inc. *	47	4,973
Kroger Co. (The)	150	7,511
Sysco Corp.	112	7,990
Target Corp.	104	15,392
Walgreens Boots Alliance, Inc.	161	1,946
Walmart, Inc.	960	65,003
		194,064
Containers & Packaging — 0.2%
Amcor plc	325	3,177
Avery Dennison Corp.	18	3,959
Ball Corp.	70	4,187
International Paper Co.	78	3,368
Packaging Corp. of America	20	3,657
WestRock Co.	58	2,916
		21,264
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Equity Funds	5

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Distributors — 0.1%
Genuine Parts Co.	31	4,330
LKQ Corp.	60	2,494
Pool Corp.	9	2,647
		9,471
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	1,611	30,794
Verizon Communications, Inc.	946	39,013
		69,807
Electric Utilities — 1.5%
Alliant Energy Corp.	58	2,933
American Electric Power Co., Inc.	118	10,394
Constellation Energy Corp.	71	14,188
Duke Energy Corp.	173	17,385
Edison International	86	6,209
Entergy Corp.	48	5,135
Evergy, Inc.	52	2,737
Eversource Energy	79	4,490
Exelon Corp.	225	7,778
FirstEnergy Corp.	116	4,455
NextEra Energy, Inc.	462	32,696
NRG Energy, Inc.	47	3,648
PG&E Corp.	480	8,386
Pinnacle West Capital Corp. (b)	26	1,949
PPL Corp.	166	4,584
Southern Co. (The)	246	19,062
Xcel Energy, Inc.	125	6,670
		152,699
Electrical Equipment — 0.7%
AMETEK, Inc.	52	8,672
Eaton Corp. plc	90	28,173
Emerson Electric Co.	128	14,164
GE Vernova, Inc. *	61	10,565
Generac Holdings, Inc. *	14	1,801
Hubbell, Inc.	12	4,409
Rockwell Automation, Inc.	26	7,053
		74,837
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	270	18,187
CDW Corp.	30	6,761
Corning, Inc.	173	6,731
Jabil, Inc.	27	2,949
Keysight Technologies, Inc. *	39	5,365
INVESTMENTS	SHARES (000)	VALUE ($000)

Electronic Equipment, Instruments & Components — continued
TE Connectivity Ltd.	69	10,353
Teledyne Technologies, Inc. *	11	4,135
Trimble, Inc. *	55	3,069
Zebra Technologies Corp., Class A *	12	3,570
		61,120
Energy Equipment & Services — 0.3%
Baker Hughes Co.	224	7,888
Halliburton Co.	199	6,721
Schlumberger NV	321	15,156
		29,765
Entertainment — 1.2%
Electronic Arts, Inc.	54	7,618
Live Nation Entertainment, Inc. *	32	3,001
Netflix, Inc. *	97	65,356
Take-Two Interactive Software, Inc. *	36	5,549
Walt Disney Co. (The)	410	40,680
Warner Bros Discovery, Inc. *	501	3,729
		125,933
Financial Services — 3.8%
Berkshire Hathaway, Inc., Class B *	407	165,512
Corpay, Inc. *	16	4,207
Fidelity National Information Services, Inc.	125	9,421
Fiserv, Inc. *	131	19,598
Global Payments, Inc.	57	5,547
Jack Henry & Associates, Inc.	16	2,720
Mastercard, Inc., Class A	185	81,399
PayPal Holdings, Inc. *	235	13,642
Visa, Inc., Class A (b)	354	92,856
		394,902
Food Products — 0.7%
Archer-Daniels-Midland Co.	111	6,717
Bunge Global SA	32	3,398
Campbell Soup Co.	44	1,998
Conagra Brands, Inc.	107	3,053
General Mills, Inc.	127	8,026
Hershey Co. (The)	33	6,099
Hormel Foods Corp.	65	1,989
J M Smucker Co. (The)	24	2,602
Kellanova	59	3,413
Kraft Heinz Co. (The)	177	5,715
Lamb Weston Holdings, Inc.	33	2,729
McCormick & Co., Inc. (Non-Voting)	57	4,014
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Equity Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Food Products — continued
Mondelez International, Inc., Class A	302	19,727
Tyson Foods, Inc., Class A	64	3,673
		73,153
Gas Utilities — 0.0% ^
Atmos Energy Corp.	34	3,955
Ground Transportation — 1.0%
CSX Corp.	439	14,696
JB Hunt Transport Services, Inc.	18	2,931
Norfolk Southern Corp.	51	10,900
Old Dominion Freight Line, Inc.	40	7,072
Uber Technologies, Inc. *	470	34,131
Union Pacific Corp.	137	31,025
		100,755
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	391	40,625
Align Technology, Inc. *	16	3,799
Baxter International, Inc.	115	3,831
Becton Dickinson & Co.	65	15,180
Boston Scientific Corp. *	330	25,445
Cooper Cos., Inc. (The)	45	3,900
Dexcom, Inc. *	89	10,133
Edwards Lifesciences Corp. *	135	12,510
GE HealthCare Technologies, Inc.	95	7,434
Hologic, Inc. *	53	3,894
IDEXX Laboratories, Inc. *	19	9,043
Insulet Corp. *	16	3,176
Intuitive Surgical, Inc. *	80	35,462
Medtronic plc	298	23,488
ResMed, Inc. (b)	33	6,320
Solventum Corp. *	31	1,642
STERIS plc	22	4,875
Stryker Corp.	76	25,926
Teleflex, Inc.	11	2,227
Zimmer Biomet Holdings, Inc.	46	5,018
		243,928
Health Care Providers & Services — 2.4%
Cardinal Health, Inc.	55	5,382
Cencora, Inc.	37	8,382
Centene Corp. *	120	7,952
Cigna Group (The)	64	21,105
CVS Health Corp.	282	16,663
DaVita, Inc. *	12	1,611
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care Providers & Services — continued
Elevance Health, Inc.	52	28,304
HCA Healthcare, Inc.	44	13,994
Henry Schein, Inc. *	29	1,845
Humana, Inc.	27	10,119
Labcorp Holdings, Inc.	19	3,855
McKesson Corp.	29	17,062
Molina Healthcare, Inc. *	13	3,915
Quest Diagnostics, Inc.	25	3,418
UnitedHealth Group, Inc.	207	105,339
Universal Health Services, Inc., Class B	13	2,480
		251,426
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	35	4,137
Healthpeak Properties, Inc.	158	3,100
Ventas, Inc.	91	4,663
Welltower, Inc.	135	14,009
		25,909
Hotel & Resort REITs — 0.0% ^
Host Hotels & Resorts, Inc.	158	2,849
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class A *	99	15,045
Booking Holdings, Inc.	8	30,206
Caesars Entertainment, Inc. *	49	1,933
Carnival Corp. *	227	4,250
Chipotle Mexican Grill, Inc. *	309	19,337
Darden Restaurants, Inc.	27	4,059
Domino's Pizza, Inc.	8	4,048
Expedia Group, Inc. *	29	3,595
Hilton Worldwide Holdings, Inc.	56	12,262
Las Vegas Sands Corp.	82	3,630
Marriott International, Inc., Class A	54	13,036
McDonald's Corp.	162	41,276
MGM Resorts International *	56	2,506
Norwegian Cruise Line Holdings Ltd. *	96	1,812
Royal Caribbean Cruises Ltd. *	53	8,483
Starbucks Corp.	255	19,818
Wynn Resorts Ltd.	21	1,899
Yum! Brands, Inc.	63	8,384
		195,579
Household Durables — 0.3%
DR Horton, Inc.	67	9,387
Garmin Ltd.	34	5,626
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Equity Funds	7

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Durables — continued
Lennar Corp., Class A	55	8,248
Mohawk Industries, Inc. *	12	1,353
NVR, Inc. *	1	5,342
PulteGroup, Inc.	47	5,205
		35,161
Household Products — 1.2%
Church & Dwight Co., Inc.	55	5,697
Clorox Co. (The)	28	3,809
Colgate-Palmolive Co.	184	17,893
Kimberly-Clark Corp.	76	10,458
Procter & Gamble Co. (The)	530	87,477
		125,334
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	160	2,806
Vistra Corp.	73	6,311
		9,117
Industrial Conglomerates — 0.4%
3M Co.	125	12,709
Honeywell International, Inc.	146	31,251
		43,960
Industrial REITs — 0.2%
Prologis, Inc.	208	23,369
Insurance — 2.0%
Aflac, Inc.	116	10,379
Allstate Corp. (The)	59	9,470
American International Group, Inc.	149	11,073
Aon plc, Class A	49	14,346
Arch Capital Group Ltd. *	84	8,479
Arthur J Gallagher & Co.	49	12,734
Assurant, Inc.	12	1,942
Brown & Brown, Inc.	53	4,757
Chubb Ltd.	91	23,278
Cincinnati Financial Corp.	35	4,155
Everest Group Ltd.	10	3,721
Globe Life, Inc.	19	1,553
Hartford Financial Services Group, Inc. (The)	67	6,683
Loews Corp.	41	3,050
Marsh & McLennan Cos., Inc.	111	23,334
MetLife, Inc.	134	9,423
Principal Financial Group, Inc.	48	3,802
Progressive Corp. (The)	132	27,341
INVESTMENTS	SHARES (000)	VALUE ($000)

Insurance — continued
Prudential Financial, Inc.	81	9,455
Travelers Cos., Inc. (The)	52	10,465
Willis Towers Watson plc	23	6,023
WR Berkley Corp.	45	3,567
		209,030
Interactive Media & Services — 6.7%
Alphabet, Inc., Class A	1,320	240,461
Alphabet, Inc., Class C	1,098	201,443
Match Group, Inc. *	60	1,814
Meta Platforms, Inc., Class A	493	248,332
		692,050
IT Services — 1.0%
Accenture plc, Class A	141	42,872
Akamai Technologies, Inc. *	34	3,084
Cognizant Technology Solutions Corp., Class A	112	7,598
EPAM Systems, Inc. *	13	2,451
Gartner, Inc. *	17	7,835
GoDaddy, Inc., Class A *	32	4,425
International Business Machines Corp.	206	35,705
VeriSign, Inc. *	20	3,463
		107,433
Leisure Products — 0.0% ^
Hasbro, Inc.	29	1,721
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	66	8,538
Bio-Rad Laboratories, Inc., Class A *	5	1,252
Bio-Techne Corp.	35	2,537
Charles River Laboratories International, Inc. *	12	2,392
Danaher Corp.	148	37,016
IQVIA Holdings, Inc. *	41	8,658
Mettler-Toledo International, Inc. *	5	6,708
Revvity, Inc.	28	2,908
Thermo Fisher Scientific, Inc.	86	47,440
Waters Corp. *	13	3,868
West Pharmaceutical Services, Inc.	16	5,392
		126,709
Machinery — 1.6%
Caterpillar, Inc.	110	36,611
Cummins, Inc.	31	8,513
Deere & Co.	58	21,737
Dover Corp.	31	5,573
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Equity Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
Fortive Corp.	79	5,863
IDEX Corp.	17	3,423
Illinois Tool Works, Inc.	61	14,461
Ingersoll Rand, Inc.	91	8,236
Nordson Corp.	12	2,832
Otis Worldwide Corp.	91	8,747
PACCAR, Inc.	118	12,126
Parker-Hannifin Corp.	29	14,612
Pentair plc	37	2,861
Snap-on, Inc.	12	3,097
Stanley Black & Decker, Inc.	34	2,763
Westinghouse Air Brake Technologies Corp.	40	6,265
Xylem, Inc.	54	7,390
		165,110
Media — 0.5%
Charter Communications, Inc., Class A * (b)	22	6,580
Comcast Corp., Class A	880	34,448
Fox Corp., Class A	52	1,786
Fox Corp., Class B	29	949
Interpublic Group of Cos., Inc. (The)	85	2,468
News Corp., Class A	85	2,350
News Corp., Class B	26	730
Omnicom Group, Inc.	44	3,948
Paramount Global, Class B (b)	111	1,154
		54,413
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	323	15,690
Newmont Corp.	259	10,851
Nucor Corp.	54	8,518
Steel Dynamics, Inc.	33	4,299
		39,358
Multi-Utilities — 0.6%
Ameren Corp.	60	4,262
CenterPoint Energy, Inc.	144	4,454
CMS Energy Corp.	67	3,995
Consolidated Edison, Inc.	78	6,950
Dominion Energy, Inc.	188	9,230
DTE Energy Co.	46	5,163
NiSource, Inc.	101	2,903
Public Service Enterprise Group, Inc.	112	8,250
INVESTMENTS	SHARES (000)	VALUE ($000)

Multi-Utilities — continued
Sempra	142	10,818
WEC Energy Group, Inc.	71	5,569
		61,594
Office REITs — 0.0% ^
Boston Properties, Inc.	32	1,999
Oil, Gas & Consumable Fuels — 3.4%
APA Corp.	81	2,382
Chevron Corp.	385	60,252
ConocoPhillips	263	30,064
Coterra Energy, Inc.	167	4,461
Devon Energy Corp.	142	6,732
Diamondback Energy, Inc.	40	8,024
EOG Resources, Inc.	129	16,257
EQT Corp.	99	3,670
Exxon Mobil Corp.	1,008	116,061
Hess Corp.	62	9,163
Kinder Morgan, Inc.	434	8,622
Marathon Oil Corp.	127	3,634
Marathon Petroleum Corp.	79	13,737
Occidental Petroleum Corp.	150	9,420
ONEOK, Inc.	131	10,697
Phillips 66	95	13,451
Targa Resources Corp.	50	6,417
Valero Energy Corp.	74	11,520
Williams Cos., Inc. (The)	274	11,641
		346,205
Passenger Airlines — 0.2%
American Airlines Group, Inc. * (b)	147	1,670
Delta Air Lines, Inc.	145	6,880
Southwest Airlines Co.	135	3,848
United Airlines Holdings, Inc. *	74	3,596
		15,994
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	53	5,572
Kenvue, Inc.	430	7,824
		13,396
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	456	18,920
Catalent, Inc. *	41	2,287
Eli Lilly & Co.	179	162,443
Johnson & Johnson	541	79,055
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Equity Funds	9

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Pharmaceuticals — continued
Merck & Co., Inc.	569	70,470
Pfizer, Inc.	1,273	35,633
Viatris, Inc.	268	2,844
Zoetis, Inc.	102	17,778
		389,430
Professional Services — 0.6%
Automatic Data Processing, Inc.	92	21,956
Broadridge Financial Solutions, Inc.	27	5,232
Dayforce, Inc. * (b)	35	1,760
Equifax, Inc.	28	6,736
Jacobs Solutions, Inc.	28	3,932
Leidos Holdings, Inc.	30	4,433
Paychex, Inc.	72	8,536
Paycom Software, Inc.	11	1,545
Verisk Analytics, Inc.	32	8,643
		62,773
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	68	6,040
CoStar Group, Inc. *	92	6,804
		12,844
Residential REITs — 0.3%
AvalonBay Communities, Inc.	32	6,602
Camden Property Trust	24	2,613
Equity Residential	78	5,374
Essex Property Trust, Inc.	15	3,928
Invitation Homes, Inc.	129	4,644
Mid-America Apartment Communities, Inc.	26	3,744
UDR, Inc.	68	2,802
		29,707
Retail REITs — 0.3%
Federal Realty Investment Trust	17	1,694
Kimco Realty Corp.	150	2,919
Realty Income Corp.	196	10,337
Regency Centers Corp.	37	2,299
Simon Property Group, Inc.	73	11,119
		28,368
Semiconductors & Semiconductor Equipment — 12.0%
Advanced Micro Devices, Inc. *	363	58,923
Analog Devices, Inc.	111	25,440
Applied Materials, Inc.	187	44,068
Broadcom, Inc.	98	157,183
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
Enphase Energy, Inc. *	31	3,049
First Solar, Inc. *	24	5,424
Intel Corp.	957	29,630
KLA Corp.	30	24,949
Lam Research Corp.	29	31,288
Microchip Technology, Inc.	121	11,112
Micron Technology, Inc.	249	32,734
Monolithic Power Systems, Inc.	11	8,988
NVIDIA Corp.	5,528	682,960
NXP Semiconductors NV (China)	58	15,463
ON Semiconductor Corp. *	97	6,628
Qorvo, Inc. *	22	2,518
QUALCOMM, Inc.	251	50,046
Skyworks Solutions, Inc.	36	3,843
Teradyne, Inc.	35	5,203
Texas Instruments, Inc.	205	39,805
		1,239,254
Software — 11.0%
Adobe, Inc. *	101	55,934
ANSYS, Inc. *	20	6,308
Autodesk, Inc. *	48	11,896
Cadence Design Systems, Inc. *	61	18,822
Crowdstrike Holdings, Inc., Class A *	52	19,865
Fair Isaac Corp. *	6	8,268
Fortinet, Inc. *	142	8,589
Gen Digital, Inc.	124	3,093
Intuit, Inc.	63	41,354
Microsoft Corp.	1,670	746,560
Oracle Corp.	358	50,587
Palo Alto Networks, Inc. *	73	24,617
PTC, Inc. *	27	4,889
Roper Technologies, Inc.	24	13,560
Salesforce, Inc.	218	56,120
ServiceNow, Inc. *	46	36,243
Synopsys, Inc. *	34	20,400
Tyler Technologies, Inc. *	10	4,797
		1,131,902
Specialized REITs — 0.9%
American Tower Corp.	105	20,400
Crown Castle, Inc.	98	9,541
Digital Realty Trust, Inc.	73	11,089
Equinix, Inc.	21	16,137
Extra Space Storage, Inc.	48	7,395
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Equity Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialized REITs — continued
Iron Mountain, Inc.	66	5,904
Public Storage	35	10,224
SBA Communications Corp.	24	4,740
VICI Properties, Inc.	234	6,715
Weyerhaeuser Co.	164	4,651
		96,796
Specialty Retail — 1.8%
AutoZone, Inc. *	4	11,527
Bath & Body Works, Inc.	50	1,963
Best Buy Co., Inc.	43	3,647
CarMax, Inc. * (b)	35	2,594
Home Depot, Inc. (The)	223	76,671
Lowe's Cos., Inc.	129	28,350
O'Reilly Automotive, Inc. *	13	13,978
Ross Stores, Inc.	75	10,951
TJX Cos., Inc. (The)	255	28,023
Tractor Supply Co.	24	6,542
Ulta Beauty, Inc. *	11	4,157
		188,403
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc.	3,240	682,287
Hewlett Packard Enterprise Co.	292	6,185
HP, Inc.	194	6,793
NetApp, Inc.	46	5,974
Seagate Technology Holdings plc	44	4,533
Super Micro Computer, Inc. *	11	9,273
Western Digital Corp. *	73	5,560
		720,605
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp. *	6	5,584
Lululemon Athletica, Inc. *	26	7,692
NIKE, Inc., Class B	272	20,520
Ralph Lauren Corp.	9	1,536
Tapestry, Inc.	51	2,210
		37,542
Tobacco — 0.5%
Altria Group, Inc.	386	17,583
Philip Morris International, Inc.	349	35,402
		52,985
Trading Companies & Distributors — 0.3%
Fastenal Co.	128	8,086
INVESTMENTS	SHARES (000)	VALUE ($000)

Trading Companies & Distributors — continued
United Rentals, Inc.	15	9,679
WW Grainger, Inc.	10	8,867
		26,632
Water Utilities — 0.1%
American Water Works Co., Inc.	44	5,655
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	116	20,416
Total Common Stocks (Cost $4,065,284)		10,302,396
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Health Care Equipment & Supplies — 0.0% ^
ABIOMED, Inc., CVR ‡ * (Cost $10)	10	10
	SHARES (000)
Short-Term Investments — 0.4%
Investment Companies — 0.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.16% (c) (d) (Cost $31,098)	31,098	31,098
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (c) (d)	10,453	10,453
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)	2,022	2,022
Total Investment of Cash Collateral from Securities Loaned (Cost $12,475)		12,475
Total Short-Term Investments (Cost $43,573)		43,573
Total Investments — 100.1% (Cost $4,108,867)		10,345,979
Liabilities in Excess of Other Assets — (0.1)%		(7,054)
NET ASSETS — 100.0%		10,338,925

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Equity Funds	11

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	The security or a portion of this security is on loan at June 30, 2024. The total value of securities on loan at June 30, 2024 is $12,230.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of June 30, 2024.
Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	135	09/20/2024	USD	37,289	94

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Equity Funds	June 30, 2024

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 85.9%
Aerospace & Defense — 1.1%
Northrop Grumman Corp.	18	8,017
RTX Corp.	326	32,696
Textron, Inc.	337	28,926
		69,639
Air Freight & Logistics — 1.4%
FedEx Corp.	87	25,964
United Parcel Service, Inc., Class B	433	59,297
		85,261
Banks — 0.4%
US Bancorp	557	22,123
Beverages — 3.6%
Coca-Cola Co. (The)	1,282	81,641
Monster Beverage Corp. *	1,342	67,023
PepsiCo, Inc.	459	75,704
		224,368
Biotechnology — 4.2%
AbbVie, Inc.	524	89,780
Regeneron Pharmaceuticals, Inc. *	82	85,968
Vertex Pharmaceuticals, Inc. *	184	86,434
		262,182
Broadline Retail — 1.7%
Amazon.com, Inc. *	542	104,670
Building Products — 2.0%
Carrier Global Corp.	326	20,595
Trane Technologies plc	308	101,298
		121,893
Capital Markets — 1.7%
Ameriprise Financial, Inc.	66	28,519
CME Group, Inc.	329	64,637
Intercontinental Exchange, Inc.	98	13,407
		106,563
Chemicals — 2.0%
Dow, Inc.	609	32,301
Linde plc	169	74,090
LyondellBasell Industries NV, Class A	176	16,873
		123,264
INVESTMENTS	SHARES (000)	VALUE ($000)

Commercial Services & Supplies — 0.2%
Cintas Corp.	15	10,562
Veralto Corp.	42	3,959
		14,521
Communications Equipment — 0.2%
Motorola Solutions, Inc.	40	15,391
Consumer Finance — 0.5%
American Express Co.	135	31,195
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	99	84,575
Walmart, Inc.	525	35,527
		120,102
Electric Utilities — 2.8%
NextEra Energy, Inc.	860	60,905
PG&E Corp.	1,350	23,572
Southern Co. (The)	1,170	90,750
		175,227
Electrical Equipment — 1.5%
AMETEK, Inc.	60	9,980
Eaton Corp. plc	234	73,413
Emerson Electric Co.	103	11,394
		94,787
Electronic Equipment, Instruments & Components — 0.3%
Keysight Technologies, Inc. *	137	18,791
Financial Services — 5.3%
Berkshire Hathaway, Inc., Class B *	107	43,730
Corpay, Inc. *	152	40,416
Fiserv, Inc. *	324	48,252
Jack Henry & Associates, Inc.	147	24,479
Mastercard, Inc., Class A	207	91,118
Visa, Inc., Class A	323	84,824
		332,819
Food Products — 1.2%
Mondelez International, Inc., Class A	1,149	75,184
Ground Transportation — 1.2%
CSX Corp.	1,308	43,738
Old Dominion Freight Line, Inc.	101	17,895
Union Pacific Corp.	59	13,466
		75,099
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	13

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	312	32,365
Boston Scientific Corp. *	440	33,847
Medtronic plc	234	18,454
Stryker Corp.	167	56,852
		141,518
Health Care Providers & Services — 1.7%
Elevance Health, Inc.	57	30,682
UnitedHealth Group, Inc.	151	77,163
		107,845
Health Care REITs — 0.1%
Welltower, Inc.	84	8,729
Hotels, Restaurants & Leisure — 2.9%
Booking Holdings, Inc.	9	34,394
Chipotle Mexican Grill, Inc. *	820	51,370
McDonald's Corp.	67	17,030
Yum! Brands, Inc.	591	78,331
		181,125
Household Products — 1.8%
Church & Dwight Co., Inc.	408	42,340
Procter & Gamble Co. (The)	406	66,860
		109,200
Industrial Conglomerates — 1.4%
Honeywell International, Inc.	402	85,819
Industrial REITs — 0.6%
Prologis, Inc.	352	39,516
Insurance — 3.9%
Aflac, Inc.	146	13,030
Chubb Ltd.	127	32,491
MetLife, Inc.	260	18,215
Progressive Corp. (The)	485	100,703
Travelers Cos., Inc. (The)	369	75,123
		239,562
Interactive Media & Services — 3.2%
Alphabet, Inc., Class A	527	95,880
Meta Platforms, Inc., Class A	199	100,513
		196,393
IT Services — 1.7%
Accenture plc, Class A	177	53,584
INVESTMENTS	SHARES (000)	VALUE ($000)

IT Services — continued
Cognizant Technology Solutions Corp., Class A	696	47,338
VeriSign, Inc. *	22	3,910
		104,832
Life Sciences Tools & Services — 1.6%
Danaher Corp.	104	25,840
Thermo Fisher Scientific, Inc.	138	76,440
		102,280
Machinery — 2.2%
Deere & Co.	105	39,097
Dover Corp.	93	16,757
Ingersoll Rand, Inc.	246	22,384
Otis Worldwide Corp.	629	60,525
		138,763
Media — 1.3%
Comcast Corp., Class A	2,054	80,438
Multi-Utilities — 1.7%
CMS Energy Corp.	615	36,601
Dominion Energy, Inc.	125	6,124
DTE Energy Co.	57	6,323
Public Service Enterprise Group, Inc.	796	58,680
		107,728
Oil, Gas & Consumable Fuels — 3.2%
ConocoPhillips	425	48,647
EOG Resources, Inc.	490	61,614
Exxon Mobil Corp.	754	86,797
		197,058
Personal Care Products — 0.2%
Kenvue, Inc.	631	11,464
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	1,169	48,546
Eli Lilly & Co.	78	70,745
Johnson & Johnson	122	17,823
Merck & Co., Inc.	428	52,938
		190,052
Professional Services — 0.3%
Leidos Holdings, Inc.	117	17,144
Semiconductors & Semiconductor Equipment — 5.6%
Analog Devices, Inc.	316	72,230
ASML Holding NV (Registered), NYRS (Netherlands)	32	32,363
Marvell Technology, Inc.	115	8,009
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Large Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
NVIDIA Corp.	627	77,524
NXP Semiconductors NV (China)	322	86,626
Texas Instruments, Inc.	379	73,683
		350,435
Software — 6.2%
Cadence Design Systems, Inc. *	103	31,817
Intuit, Inc.	146	96,186
Microsoft Corp.	237	105,727
Salesforce, Inc.	196	50,330
ServiceNow, Inc. *	110	86,362
Synopsys, Inc. *	27	16,304
		386,726
Specialized REITs — 1.6%
American Tower Corp.	87	16,949
Equinix, Inc.	56	42,438
SBA Communications Corp.	219	43,011
		102,398
Specialty Retail — 4.1%
AutoZone, Inc. *	22	65,249
Burlington Stores, Inc. *	59	14,175
Lowe's Cos., Inc.	365	80,452
Ross Stores, Inc.	360	52,274
TJX Cos., Inc. (The)	407	44,869
		257,019
Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.	199	41,872
Seagate Technology Holdings plc	249	25,694
		67,566
Tobacco — 0.4%
Altria Group, Inc.	181	8,253
Philip Morris International, Inc.	148	15,002
		23,255
Trading Companies & Distributors — 0.5%
United Rentals, Inc.	31	20,025
WW Grainger, Inc.	13	11,787
		31,812
Total Common Stocks (Cost $4,322,696)		5,351,756
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Equity-Linked Notes — 13.6%
Bank of Nova Scotia (The), ELN, 40.87%, 8/6/2024, (linked to S&P 500 Index) (Canada) (a)	10	57,281
BNP Paribas, ELN, 37.76%, 7/23/2024, (linked to S&P 500 Index) (a)	10	56,114
BNP Paribas, ELN, 41.46%, 7/5/2024, (linked to S&P 500 Index) (a)	11	53,838
BNP Paribas, ELN, 42.30%, 7/16/2024, (linked to S&P 500 Index) (a)	11	57,076
BNP Paribas, ELN, 43.50%, 7/9/2024, (linked to S&P 500 Index) (a)	11	52,139
BofA Finance LLC, ELN, 35.60%, 7/8/2024, (linked to S&P 500 Index) (a)	11	55,925
BofA Finance LLC, ELN, 39.10%, 7/26/2024, (linked to S&P 500 Index) (a)	11	57,504
BofA Finance LLC, ELN, 39.50%, 7/19/2024, (linked to S&P 500 Index) (a)	11	55,464
BofA Finance LLC, ELN, 42.94%, 7/12/2024, (linked to S&P 500 Index) (a)	11	54,971
GS Finance Corp., ELN, 41.77%, 7/15/2024, (linked to S&P 500 Index) (a)	11	57,194
Royal Bank of Canada, ELN, 41.92%, 8/2/2024, (linked to S&P 500 Index) (Canada) (a)	11	57,473
Royal Bank of Canada, ELN, 42.28%, 8/5/2024, (linked to S&P 500 Index) (Canada) (a)	10	57,401
Societe Generale SA, ELN, 39.41%, 7/22/2024, (linked to S&P 500 Index) (France) (a)	10	56,061
Societe Generale SA, ELN, 39.97%, 7/29/2024, (linked to S&P 500 Index) (France) (a)	10	57,698
Societe Generale SA, ELN, 43.44%, 7/30/2024, (linked to S&P 500 Index) (a)	10	57,781
Total Equity-Linked Notes (Cost $857,963)		843,920
Total Investments — 99.5% (Cost $5,180,659)		6,195,676
Other Assets Less Liabilities — 0.5%		30,982
NET ASSETS — 100.0%		6,226,658

Percentages indicated are based on net assets.

Abbreviations
ELN	Equity-Linked Note
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	15

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
S&P 500 E-Mini Index	(15)	09/20/2024	USD	(4,143)	19

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Large Cap Funds	June 30, 2024

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.1%
Aerospace & Defense — 1.2%
Howmet Aerospace, Inc.	1,051	81,614
Northrop Grumman Corp.	59	25,565
RTX Corp.	225	22,576
Textron, Inc.	747	64,145
TransDigm Group, Inc.	26	33,100
		227,000
Air Freight & Logistics — 0.9%
FedEx Corp.	232	69,717
United Parcel Service, Inc., Class B	833	113,938
		183,655
Automobile Components — 0.1%
Aptiv plc *	367	25,846
Automobiles — 1.0%
Tesla, Inc. * (a)	960	189,941
Banks — 3.3%
Bank of America Corp. (a)	5,537	220,206
Citigroup, Inc.	384	24,361
Fifth Third Bancorp	2,080	75,901
Truist Financial Corp.	2,484	96,498
US Bancorp	1,610	63,911
Wells Fargo & Co.	2,868	170,379
		651,256
Beverages — 1.8%
Coca-Cola Co. (The) (a)	2,934	186,771
Monster Beverage Corp. *	1,075	53,712
PepsiCo, Inc.	721	118,871
		359,354
Biotechnology — 2.7%
AbbVie, Inc. (a)	1,315	225,636
Biogen, Inc. * (a)	149	34,452
BioMarin Pharmaceutical, Inc. *	96	7,906
Neurocrine Biosciences, Inc. *	127	17,422
Regeneron Pharmaceuticals, Inc. *	116	122,055
Sarepta Therapeutics, Inc. *	62	9,719
Vertex Pharmaceuticals, Inc. *	254	119,258
		536,448
Broadline Retail — 4.3%
Amazon.com, Inc. * (a)	4,351	840,849
Building Products — 1.4%
Carrier Global Corp.	1,259	79,407
INVESTMENTS	SHARES (000)	VALUE ($000)

Building Products — continued
Masco Corp.	639	42,574
Trane Technologies plc	482	158,680
		280,661
Capital Markets — 2.3%
Ameriprise Financial, Inc.	54	23,216
Charles Schwab Corp. (The)	1,022	75,300
CME Group, Inc.	474	93,242
Goldman Sachs Group, Inc. (The)	255	115,175
Intercontinental Exchange, Inc.	560	76,573
State Street Corp.	902	66,766
		450,272
Chemicals — 1.7%
Dow, Inc.	1,598	84,756
Eastman Chemical Co.	190	18,641
Linde plc	374	164,023
LyondellBasell Industries NV, Class A	498	47,633
PPG Industries, Inc.	199	25,086
		340,139
Commercial Services & Supplies — 0.1%
Cintas Corp. (a)	36	25,103
Communications Equipment — 0.1%
Motorola Solutions, Inc.	70	26,919
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	46	25,029
Consumer Staples Distribution & Retail — 0.8%
Costco Wholesale Corp. (a)	194	165,276
Distributors — 0.1%
LKQ Corp.	288	11,985
Electric Utilities — 2.0%
NextEra Energy, Inc. (a)	1,869	132,317
NRG Energy, Inc.	95	7,439
PG&E Corp.	5,157	90,045
Southern Co. (The)	2,038	158,096
		387,897
Electrical Equipment — 0.6%
AMETEK, Inc.	71	11,903
Eaton Corp. plc	345	108,049
		119,952
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	17

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	408	15,857
TE Connectivity Ltd.	128	19,265
		35,122
Energy Equipment & Services — 0.1%
Baker Hughes Co.	730	25,674
Entertainment — 0.3%
Netflix, Inc. *	65	44,239
Warner Music Group Corp., Class A	715	21,904
		66,143
Financial Services — 4.5%
Berkshire Hathaway, Inc., Class B * (a)	619	251,716
Block, Inc. *	199	12,826
Corpay, Inc. *	242	64,609
Fidelity National Information Services, Inc.	777	58,554
Mastercard, Inc., Class A (a)	652	287,425
Visa, Inc., Class A (a)	809	212,461
		887,591
Food Products — 0.8%
Mondelez International, Inc., Class A (a)	2,251	147,302
Ground Transportation — 1.2%
CSX Corp.	2,034	68,020
Uber Technologies, Inc. *	1,644	119,508
Union Pacific Corp.	197	44,607
		232,135
Health Care Equipment & Supplies — 2.0%
Baxter International, Inc.	367	12,260
Becton Dickinson & Co.	100	23,474
Boston Scientific Corp. *	1,333	102,650
Dexcom, Inc. *	159	18,050
Medtronic plc (a)	1,090	85,830
Stryker Corp.	422	143,512
		385,776
Health Care Providers & Services — 2.4%
Elevance Health, Inc.	162	87,654
HCA Healthcare, Inc.	67	21,431
Humana, Inc.	126	46,960
McKesson Corp.	54	31,693
UnitedHealth Group, Inc. (a)	566	288,427
		476,165
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care REITs — 0.5%
Ventas, Inc.	1,268	65,007
Welltower, Inc.	411	42,793
		107,800
Hotels, Restaurants & Leisure — 2.9%
Booking Holdings, Inc.	31	123,943
Chipotle Mexican Grill, Inc. *	1,551	97,161
Expedia Group, Inc. *	381	48,004
Hilton Worldwide Holdings, Inc.	243	53,058
McDonald's Corp.	336	85,675
Royal Caribbean Cruises Ltd. *	438	69,753
Yum! Brands, Inc.	681	90,167
		567,761
Household Durables — 0.2%
Lennar Corp., Class A	167	25,052
Toll Brothers, Inc.	176	20,242
		45,294
Household Products — 0.5%
Church & Dwight Co., Inc.	212	21,997
Procter & Gamble Co. (The) (a)	467	76,978
		98,975
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	141	12,164
Industrial Conglomerates — 1.0%
Honeywell International, Inc. (a)	900	192,247
Industrial REITs — 0.6%
Prologis, Inc.	969	108,782
Insurance — 2.0%
Aflac, Inc.	619	55,313
Aon plc, Class A	64	18,880
MetLife, Inc.	743	52,138
Principal Financial Group, Inc.	478	37,503
Progressive Corp. (The)	576	119,658
Travelers Cos., Inc. (The)	513	104,208
		387,700
Interactive Media & Services — 6.7%
Alphabet, Inc., Class A (a)	2,490	453,427
Alphabet, Inc., Class C	1,848	338,958
Meta Platforms, Inc., Class A (a)	1,063	536,075
		1,328,460
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Large Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
IT Services — 0.9%
Accenture plc, Class A	320	97,183
Cognizant Technology Solutions Corp., Class A	1,150	78,202
		175,385
Life Sciences Tools & Services — 1.3%
Danaher Corp.	424	105,888
Thermo Fisher Scientific, Inc. (a)	286	158,010
		263,898
Machinery — 1.4%
Deere & Co.	363	135,397
Ingersoll Rand, Inc.	352	32,005
Otis Worldwide Corp.	1,029	99,088
		266,490
Media — 1.0%
Charter Communications, Inc., Class A *	128	38,403
Comcast Corp., Class A	3,477	136,165
Liberty Media Corp-Liberty SiriusXM, Class A *	624	13,817
		188,385
Metals & Mining — 0.1%
Nucor Corp.	151	23,804
Multi-Utilities — 0.2%
CMS Energy Corp.	667	39,732
Oil, Gas & Consumable Fuels — 3.5%
Chevron Corp. (a)	212	33,161
ConocoPhillips	1,070	122,421
Diamondback Energy, Inc.	421	84,189
EOG Resources, Inc. (a)	929	116,971
Exxon Mobil Corp. (a)	2,835	326,360
		683,102
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	598	28,363
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	165	17,520
Kenvue, Inc.	2,069	37,624
		55,144
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co. (a)	2,388	99,175
Eli Lilly & Co. (a)	296	268,204
INVESTMENTS	SHARES (000)	VALUE ($000)

Pharmaceuticals — continued
Johnson & Johnson (a)	742	108,377
Merck & Co., Inc.	893	110,538
		586,294
Professional Services — 0.3%
Leidos Holdings, Inc.	432	63,038
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	621	40,420
Semiconductors & Semiconductor Equipment — 12.1%
Advanced Micro Devices, Inc. * (a)	882	143,140
Analog Devices, Inc.	707	161,493
Broadcom, Inc.	112	180,052
Lam Research Corp.	61	65,090
Micron Technology, Inc.	879	115,553
NVIDIA Corp.	10,973	1,355,620
NXP Semiconductors NV (China)	628	169,033
Qorvo, Inc. *	169	19,585
Texas Instruments, Inc. (a)	903	175,593
		2,385,159
Software — 10.5%
Adobe, Inc. * (a)	63	34,985
Cadence Design Systems, Inc. *	113	34,924
Intuit, Inc.	206	135,509
Microsoft Corp. (a)	3,426	1,531,187
Salesforce, Inc.	625	160,599
ServiceNow, Inc. *	217	170,847
		2,068,051
Specialized REITs — 0.6%
Digital Realty Trust, Inc.	457	69,461
SBA Communications Corp.	289	56,706
		126,167
Specialty Retail — 2.7%
AutoNation, Inc. *	25	3,997
AutoZone, Inc. * (a)	47	138,925
Best Buy Co., Inc. (a)	492	41,447
Burlington Stores, Inc. *	185	44,447
Lowe's Cos., Inc. (a)	802	176,871
O'Reilly Automotive, Inc. *	29	30,486
Ross Stores, Inc.	445	64,665
TJX Cos., Inc. (The)	219	24,158
		524,996
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	19

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — 7.5%
Apple, Inc. (a)	6,278	1,322,189
Hewlett Packard Enterprise Co.	1,937	41,008
Seagate Technology Holdings plc	927	95,710
Western Digital Corp. *	238	18,056
		1,476,963
Tobacco — 0.4%
Altria Group, Inc.	565	25,750
Philip Morris International, Inc.	511	51,760
		77,510
Trading Companies & Distributors — 0.2%
United Rentals, Inc.	56	35,973
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.	353	62,143
Total Common Stocks (Cost $10,871,001)		19,123,690
	NO. OF CONTRACTS
Options Purchased — 0.8%
Put Options Purchased — 0.8%
S&P 500 Index
9/30/2024 at USD 5,170.00, European Style
Notional Amount: USD 19,640,254
Counterparty: Exchange-Traded * (Cost $151,641)	35,968	152,324
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.6%
Investment Companies — 2.6%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.16% (b) (c) (Cost $518,872)	518,872	518,872
Total Investments — 100.5% (Cost $11,541,514)		19,794,886
Liabilities in Excess of Other Assets — (0.5)%		(103,436)
NET ASSETS — 100.0%		19,691,450

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2024.
Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	1,912	09/20/2024	USD	528,118	2,039

Abbreviations
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Large Cap Funds	June 30, 2024

Written Call Options Contracts as of June 30, 2024 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	35,968	USD 19,640,254	USD 5,750.00	9/30/2024	(126,068)
Written Put Options Contracts as of June 30, 2024 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	35,968	USD 19,640,254	USD 4,360.00	9/30/2024	(27,695)
Total Written Options Contracts (Premiums Received $156,317)						(153,763)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	21

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 101.5%
Aerospace & Defense — 1.2%
Howmet Aerospace, Inc.	265	20,584
Northrop Grumman Corp.	15	6,448
RTX Corp.	57	5,693
Textron, Inc.	188	16,178
TransDigm Group, Inc.	7	8,348
		57,251
Air Freight & Logistics — 1.0%
FedEx Corp.	59	17,583
United Parcel Service, Inc., Class B	210	28,736
		46,319
Automobile Components — 0.1%
Aptiv plc *	93	6,518
Automobiles — 1.0%
Tesla, Inc. *	242	47,904
Banks — 3.5%
Bank of America Corp.	1,396	55,524
Citigroup, Inc.	92	5,818
Fifth Third Bancorp	525	19,143
Truist Financial Corp.	626	24,337
US Bancorp	406	16,119
Wells Fargo & Co.	723	42,971
		163,912
Beverages — 1.9%
Coca-Cola Co. (The)	740	47,105
Monster Beverage Corp. *	271	13,546
PepsiCo, Inc.	182	29,980
		90,631
Biotechnology — 2.8%
AbbVie, Inc. (a)	332	56,907
Biogen, Inc. *	37	8,689
BioMarin Pharmaceutical, Inc. *	24	1,994
Neurocrine Biosciences, Inc. *	32	4,394
Regeneron Pharmaceuticals, Inc. *	29	30,783
Sarepta Therapeutics, Inc. *	16	2,451
Vertex Pharmaceuticals, Inc. *	64	30,077
		135,295
Broadline Retail — 4.5%
Amazon.com, Inc. * (a)	1,097	212,067
Building Products — 1.5%
Carrier Global Corp.	317	20,027
INVESTMENTS	SHARES (000)	VALUE ($000)

Building Products — continued
Masco Corp.	161	10,737
Trane Technologies plc	122	40,020
		70,784
Capital Markets — 2.4%
Ameriprise Financial, Inc.	14	5,855
Charles Schwab Corp. (The)	258	18,991
CME Group, Inc.	120	23,510
Goldman Sachs Group, Inc. (The)	64	29,048
Intercontinental Exchange, Inc.	141	19,312
State Street Corp.	227	16,836
		113,552
Chemicals — 1.8%
Dow, Inc.	403	21,376
Eastman Chemical Co.	48	4,701
Linde plc	94	41,367
LyondellBasell Industries NV, Class A	126	12,011
PPG Industries, Inc.	50	6,327
		85,782
Commercial Services & Supplies — 0.1%
Cintas Corp.	9	6,331
Communications Equipment — 0.1%
Motorola Solutions, Inc.	18	6,789
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	12	6,313
Consumer Staples Distribution & Retail — 0.9%
Costco Wholesale Corp.	49	41,684
Distributors — 0.1%
LKQ Corp.	73	3,023
Electric Utilities — 2.1%
NextEra Energy, Inc.	471	33,363
NRG Energy, Inc.	24	1,876
PG&E Corp.	1,301	22,710
Southern Co. (The)	514	39,872
		97,821
Electrical Equipment — 0.6%
AMETEK, Inc.	18	3,002
Eaton Corp. plc	87	27,251
		30,253
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Large Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	103	3,999
TE Connectivity Ltd.	32	4,859
		8,858
Energy Equipment & Services — 0.1%
Baker Hughes Co.	184	6,475
Entertainment — 0.4%
Netflix, Inc. *	17	11,158
Warner Music Group Corp., Class A	180	5,524
		16,682
Financial Services — 4.7%
Berkshire Hathaway, Inc., Class B * (a)	156	63,484
Block, Inc. *	50	3,235
Corpay, Inc. *	61	16,295
Fidelity National Information Services, Inc.	196	14,768
Mastercard, Inc., Class A (a)	165	72,491
Visa, Inc., Class A	204	53,584
		223,857
Food Products — 0.8%
Mondelez International, Inc., Class A	568	37,151
Ground Transportation — 1.2%
CSX Corp.	513	17,155
Uber Technologies, Inc. *	414	30,141
Union Pacific Corp.	50	11,250
		58,546
Health Care Equipment & Supplies — 2.1%
Baxter International, Inc.	93	3,092
Becton Dickinson & Co.	25	5,921
Boston Scientific Corp. *	336	25,888
Dexcom, Inc. *	40	4,552
Medtronic plc	275	21,647
Stryker Corp.	106	36,195
		97,295
Health Care Providers & Services — 2.5%
Elevance Health, Inc.	41	22,107
HCA Healthcare, Inc.	17	5,405
Humana, Inc.	32	11,844
McKesson Corp.	13	7,993
UnitedHealth Group, Inc. (a)	143	72,743
		120,092
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care REITs — 0.6%
Ventas, Inc.	320	16,395
Welltower, Inc.	103	10,793
		27,188
Hotels, Restaurants & Leisure — 3.0%
Booking Holdings, Inc.	8	31,260
Chipotle Mexican Grill, Inc. *	391	24,505
Expedia Group, Inc. *	96	12,107
Hilton Worldwide Holdings, Inc.	61	13,381
McDonald's Corp.	85	21,608
Royal Caribbean Cruises Ltd. *	110	17,592
Yum! Brands, Inc.	172	22,741
		143,194
Household Durables — 0.2%
Lennar Corp., Class A	42	6,318
Toll Brothers, Inc.	44	5,105
		11,423
Household Products — 0.5%
Church & Dwight Co., Inc.	53	5,548
Procter & Gamble Co. (The)	118	19,414
		24,962
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	36	3,067
Industrial Conglomerates — 1.0%
Honeywell International, Inc.	227	48,486
Industrial REITs — 0.6%
Prologis, Inc.	244	27,435
Insurance — 2.1%
Aflac, Inc.	156	13,954
Aon plc, Class A	16	4,762
MetLife, Inc.	188	13,149
Principal Financial Group, Inc.	121	9,458
Progressive Corp. (The)	145	30,179
Travelers Cos., Inc. (The)	129	26,282
		97,784
Interactive Media & Services — 7.1%
Alphabet, Inc., Class A	628	114,357
Alphabet, Inc., Class C	466	85,487
Meta Platforms, Inc., Class A	268	135,202
		335,046
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	23

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
IT Services — 0.9%
Accenture plc, Class A	81	24,510
Cognizant Technology Solutions Corp., Class A	290	19,723
		44,233
Life Sciences Tools & Services — 1.4%
Danaher Corp.	107	26,705
Thermo Fisher Scientific, Inc.	72	39,853
		66,558
Machinery — 1.4%
Deere & Co.	91	34,148
Ingersoll Rand, Inc.	89	8,072
Otis Worldwide Corp.	260	24,990
		67,210
Media — 1.0%
Charter Communications, Inc., Class A *	33	9,686
Comcast Corp., Class A	877	34,341
Liberty Media Corp-Liberty SiriusXM, Class A *	157	3,485
		47,512
Metals & Mining — 0.1%
Nucor Corp.	38	6,004
Multi-Utilities — 0.2%
CMS Energy Corp.	171	10,206
Oil, Gas & Consumable Fuels — 3.6%
Chevron Corp.	54	8,364
ConocoPhillips	270	30,875
Diamondback Energy, Inc.	106	21,233
EOG Resources, Inc.	234	29,501
Exxon Mobil Corp. (a)	715	82,310
		172,283
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	151	7,153
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	41	4,419
Kenvue, Inc.	522	9,489
		13,908
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	602	25,013
Eli Lilly & Co.	75	67,643
INVESTMENTS	SHARES (000)	VALUE ($000)

Pharmaceuticals — continued
Johnson & Johnson	187	27,333
Merck & Co., Inc.	225	27,878
		147,867
Professional Services — 0.3%
Leidos Holdings, Inc.	109	15,898
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	157	10,194
Semiconductors & Semiconductor Equipment — 12.7%
Advanced Micro Devices, Inc. *	223	36,101
Analog Devices, Inc.	178	40,730
Broadcom, Inc.	28	45,411
Lam Research Corp.	15	16,461
Micron Technology, Inc.	222	29,143
NVIDIA Corp.	2,767	341,894
NXP Semiconductors NV (China)	158	42,631
Qorvo, Inc. *	43	4,939
Texas Instruments, Inc.	228	44,286
		601,596
Software — 11.0%
Adobe, Inc. *	16	8,823
Cadence Design Systems, Inc. *	29	8,808
Intuit, Inc.	52	34,176
Microsoft Corp. (a)	864	386,174
Salesforce, Inc.	157	40,504
ServiceNow, Inc. *	55	43,088
		521,573
Specialized REITs — 0.7%
Digital Realty Trust, Inc.	115	17,518
SBA Communications Corp.	73	14,302
		31,820
Specialty Retail — 2.8%
AutoNation, Inc. *	6	1,009
AutoZone, Inc. *	12	35,036
Best Buy Co., Inc.	124	10,453
Burlington Stores, Inc. *	47	11,210
Lowe's Cos., Inc.	203	44,607
O'Reilly Automotive, Inc. *	7	7,688
Ross Stores, Inc.	112	16,309
TJX Cos., Inc. (The)	55	6,093
		132,405
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Large Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — 7.8%
Apple, Inc. (a)	1,583	333,464
Hewlett Packard Enterprise Co.	489	10,343
Seagate Technology Holdings plc	234	24,138
Western Digital Corp. *	60	4,554
		372,499
Tobacco — 0.4%
Altria Group, Inc.	142	6,495
Philip Morris International, Inc.	129	13,054
		19,549
Trading Companies & Distributors — 0.2%
United Rentals, Inc.	14	9,073
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.	89	15,673
Total Common Stocks (Cost $3,365,694)		4,822,984
	NO. OF CONTRACTS
Options Purchased — 0.0% ^
Put Options Purchased — 0.0% ^
S&P 500 Index
7/31/2024 at USD 4,765.00, European Style
Notional Amount: USD 4,922,077
Counterparty: Exchange-Traded * (Cost $43,394)	9,014	2,366
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.1%
Investment Companies — 2.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c) (Cost $97,567)	97,567	97,567
Total Investments — 103.6% (Cost $3,506,655)		4,922,917
Liabilities in Excess of Other Assets — (3.6)%		(170,377)
NET ASSETS — 100.0%		4,752,540

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2024.
Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	366	09/20/2024	USD	101,094	366

Abbreviations
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	25

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
Written Call Options Contracts as of June 30, 2024 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	9,014	USD 4,922,077	USD 5,325.00	7/31/2024	(165,857)
Written Put Options Contracts as of June 30, 2024 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	9,014	USD 4,922,077	USD 4,020.00	7/31/2024	(699)
Total Written Options Contracts (Premiums Received $45,664)						(166,556)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Large Cap Funds	June 30, 2024

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 100.0%
Aerospace & Defense — 1.2%
Howmet Aerospace, Inc.	160	12,407
Northrop Grumman Corp.	9	3,887
RTX Corp.	34	3,432
Textron, Inc.	113	9,752
TransDigm Group, Inc.	4	5,031
		34,509
Air Freight & Logistics — 1.0%
FedEx Corp.	35	10,599
United Parcel Service, Inc., Class B	127	17,321
		27,920
Automobile Components — 0.1%
Aptiv plc *	56	3,929
Automobiles — 1.0%
Tesla, Inc. *	146	28,876
Banks — 3.4%
Bank of America Corp.	842	33,477
Citigroup, Inc.	58	3,703
Fifth Third Bancorp	316	11,539
Truist Financial Corp.	378	14,670
US Bancorp	245	9,716
Wells Fargo & Co.	436	25,902
		99,007
Beverages — 1.9%
Coca-Cola Co. (The)	446	28,394
Monster Beverage Corp. *	162	8,086
PepsiCo, Inc.	110	18,071
		54,551
Biotechnology — 2.8%
AbbVie, Inc.	200	34,302
Biogen, Inc. *	22	5,237
BioMarin Pharmaceutical, Inc. *	15	1,202
Neurocrine Biosciences, Inc. *	19	2,649
Regeneron Pharmaceuticals, Inc. *	18	18,555
Sarepta Therapeutics, Inc. *	9	1,478
Vertex Pharmaceuticals, Inc. *	39	18,130
		81,553
Broadline Retail — 4.4%
Amazon.com, Inc. * (a)	661	127,829
Building Products — 1.5%
Carrier Global Corp.	192	12,072
INVESTMENTS	SHARES (000)	VALUE ($000)

Building Products — continued
Masco Corp.	97	6,472
Trane Technologies plc	73	24,123
		42,667
Capital Markets — 2.4%
Ameriprise Financial, Inc.	8	3,530
Charles Schwab Corp. (The)	156	11,447
CME Group, Inc.	72	14,176
Goldman Sachs Group, Inc. (The)	39	17,509
Intercontinental Exchange, Inc.	85	11,641
State Street Corp.	137	10,150
		68,453
Chemicals — 1.8%
Dow, Inc.	243	12,885
Eastman Chemical Co.	29	2,834
Linde plc	57	24,935
LyondellBasell Industries NV, Class A	76	7,241
PPG Industries, Inc.	30	3,814
		51,709
Commercial Services & Supplies — 0.1%
Cintas Corp.	5	3,816
Communications Equipment — 0.1%
Motorola Solutions, Inc.	11	4,093
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	7	3,805
Consumer Staples Distribution & Retail — 0.9%
Costco Wholesale Corp.	30	25,127
Distributors — 0.1%
LKQ Corp.	44	1,822
Electric Utilities — 2.0%
NextEra Energy, Inc.	284	20,115
NRG Energy, Inc.	14	1,131
PG&E Corp.	784	13,689
Southern Co. (The)	310	24,035
		58,970
Electrical Equipment — 0.6%
AMETEK, Inc.	11	1,809
Eaton Corp. plc	52	16,426
		18,235
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	27

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	62	2,410
TE Connectivity Ltd.	20	2,929
		5,339
Energy Equipment & Services — 0.1%
Baker Hughes Co.	111	3,903
Entertainment — 0.3%
Netflix, Inc. *	10	6,725
Warner Music Group Corp., Class A	109	3,330
		10,055
Financial Services — 4.6%
Berkshire Hathaway, Inc., Class B *	94	38,267
Block, Inc. *	30	1,950
Corpay, Inc. *	37	9,822
Fidelity National Information Services, Inc.	118	8,902
Mastercard, Inc., Class A (a)	99	43,695
Visa, Inc., Class A	123	32,299
		134,935
Food Products — 0.8%
Mondelez International, Inc., Class A	342	22,394
Ground Transportation — 1.2%
CSX Corp.	309	10,341
Uber Technologies, Inc. *	250	18,168
Union Pacific Corp.	30	6,782
		35,291
Health Care Equipment & Supplies — 2.0%
Baxter International, Inc.	56	1,864
Becton Dickinson & Co.	15	3,569
Boston Scientific Corp. *	203	15,605
Dexcom, Inc. *	24	2,744
Medtronic plc	166	13,048
Stryker Corp.	64	21,817
		58,647
Health Care Providers & Services — 2.5%
Elevance Health, Inc.	25	13,326
HCA Healthcare, Inc.	10	3,258
Humana, Inc.	19	7,139
McKesson Corp.	8	4,818
UnitedHealth Group, Inc.	86	43,848
		72,389
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care REITs — 0.6%
Ventas, Inc.	193	9,883
Welltower, Inc.	62	6,505
		16,388
Hotels, Restaurants & Leisure — 3.0%
Booking Holdings, Inc.	5	18,841
Chipotle Mexican Grill, Inc. *	236	14,770
Expedia Group, Inc. *	58	7,298
Hilton Worldwide Holdings, Inc.	37	8,066
McDonald's Corp.	51	13,024
Royal Caribbean Cruises Ltd. *	66	10,604
Yum! Brands, Inc.	103	13,708
		86,311
Household Durables — 0.2%
Lennar Corp., Class A	25	3,809
Toll Brothers, Inc.	27	3,077
		6,886
Household Products — 0.5%
Church & Dwight Co., Inc.	32	3,344
Procter & Gamble Co. (The)	71	11,703
		15,047
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	21	1,849
Industrial Conglomerates — 1.0%
Honeywell International, Inc.	137	29,226
Industrial REITs — 0.6%
Prologis, Inc.	147	16,538
Insurance — 2.0%
Aflac, Inc.	94	8,409
Aon plc, Class A	10	2,870
MetLife, Inc.	113	7,926
Principal Financial Group, Inc.	73	5,702
Progressive Corp. (The)	87	18,191
Travelers Cos., Inc. (The)	78	15,842
		58,940
Interactive Media & Services — 6.9%
Alphabet, Inc., Class A	378	68,932
Alphabet, Inc., Class C	281	51,530
Meta Platforms, Inc., Class A	162	81,496
		201,958
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Large Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
IT Services — 0.9%
Accenture plc, Class A	49	14,774
Cognizant Technology Solutions Corp., Class A	175	11,889
		26,663
Life Sciences Tools & Services — 1.4%
Danaher Corp.	64	16,098
Thermo Fisher Scientific, Inc.	44	24,022
		40,120
Machinery — 1.4%
Deere & Co.	55	20,584
Ingersoll Rand, Inc.	54	4,865
Otis Worldwide Corp.	156	15,064
		40,513
Media — 1.0%
Charter Communications, Inc., Class A *	19	5,838
Comcast Corp., Class A	529	20,700
Liberty Media Corp-Liberty SiriusXM, Class A *	95	2,101
		28,639
Metals & Mining — 0.1%
Nucor Corp.	23	3,619
Multi-Utilities — 0.2%
CMS Energy Corp.	103	6,152
Oil, Gas & Consumable Fuels — 3.6%
Chevron Corp.	32	5,041
ConocoPhillips	163	18,611
Diamondback Energy, Inc.	64	12,799
EOG Resources, Inc.	141	17,782
Exxon Mobil Corp.	431	49,615
		103,848
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	91	4,312
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	25	2,663
Kenvue, Inc.	315	5,720
		8,383
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	363	15,077
Eli Lilly & Co.	45	40,774
INVESTMENTS	SHARES (000)	VALUE ($000)

Pharmaceuticals — continued
Johnson & Johnson	113	16,476
Merck & Co., Inc.	136	16,804
		89,131
Professional Services — 0.3%
Leidos Holdings, Inc.	66	9,583
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	94	6,145
Semiconductors & Semiconductor Equipment — 12.5%
Advanced Micro Devices, Inc. *	134	21,761
Analog Devices, Inc.	108	24,551
Broadcom, Inc.	17	27,371
Lam Research Corp.	9	9,922
Micron Technology, Inc.	134	17,567
NVIDIA Corp.	1,668	206,086
NXP Semiconductors NV (China)	95	25,697
Qorvo, Inc. *	26	2,977
Texas Instruments, Inc.	137	26,695
		362,627
Software — 10.8%
Adobe, Inc. *	10	5,318
Cadence Design Systems, Inc. *	17	5,309
Intuit, Inc.	31	20,601
Microsoft Corp. (a)	521	232,777
Salesforce, Inc.	95	24,415
ServiceNow, Inc. *	33	25,973
		314,393
Specialized REITs — 0.7%
Digital Realty Trust, Inc.	69	10,560
SBA Communications Corp.	44	8,620
		19,180
Specialty Retail — 2.7%
AutoNation, Inc. *	4	608
AutoZone, Inc. *	7	21,119
Best Buy Co., Inc.	75	6,301
Burlington Stores, Inc. *	28	6,757
Lowe's Cos., Inc.	122	26,889
O'Reilly Automotive, Inc. *	4	4,634
Ross Stores, Inc.	68	9,831
TJX Cos., Inc. (The)	33	3,672
		79,811
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	29

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — 7.7%
Apple, Inc. (a)	954	201,005
Hewlett Packard Enterprise Co.	295	6,234
Seagate Technology Holdings plc	141	14,550
Western Digital Corp. *	36	2,745
		224,534
Tobacco — 0.4%
Altria Group, Inc.	86	3,914
Philip Morris International, Inc.	78	7,869
		11,783
Trading Companies & Distributors — 0.2%
United Rentals, Inc.	8	5,469
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.	54	9,447
Total Common Stocks (Cost $2,020,453)		2,907,319
	NO. OF CONTRACTS
Options Purchased — 0.3%
Put Options Purchased — 0.3%
S&P 500 Index
8/30/2024 at USD 4,995.00, European Style
Notional Amount: USD 2,954,666
Counterparty: Exchange-Traded * (Cost $20,399)	5,411	8,144
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.6%
Investment Companies — 1.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c) (Cost $46,578)	46,578	46,578
Total Investments — 101.9% (Cost $2,087,430)		2,962,041
Liabilities in Excess of Other Assets — (1.9)%		(55,195)
NET ASSETS — 100.0%		2,906,846

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2024.
Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	176	09/20/2024	USD	48,613	189

Abbreviations
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Large Cap Funds	June 30, 2024

Written Call Options Contracts as of June 30, 2024 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	5,411	USD 2,954,666	USD 5,565.00	8/30/2024	(39,203)
Written Put Options Contracts as of June 30, 2024 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	5,411	USD 2,954,666	USD 4,200.00	8/30/2024	(1,639)
Total Written Options Contracts (Premiums Received $21,041)						(40,842)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	31

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.6%
Aerospace & Defense — 1.3%
TransDigm Group, Inc.	987	1,261,010
Automobiles — 1.7%
Tesla, Inc. *	8,002	1,583,380
Beverages — 0.8%
Celsius Holdings, Inc. * (a)	11,605	662,554
Monster Beverage Corp. *	2,314	115,575
		778,129
Biotechnology — 1.8%
Regeneron Pharmaceuticals, Inc. *	1,643	1,726,367
Broadline Retail — 7.8%
Amazon.com, Inc. *	33,523	6,478,311
MercadoLibre, Inc. (Brazil) *	514	845,478
		7,323,789
Building Products — 1.1%
Trane Technologies plc	3,144	1,034,016
Capital Markets — 1.3%
Blackstone, Inc.	3,714	459,751
KKR & Co., Inc.	6,984	735,054
		1,194,805
Communications Equipment — 1.2%
Arista Networks, Inc. *	3,186	1,116,804
Construction & Engineering — 0.6%
Quanta Services, Inc.	2,219	563,832
Electrical Equipment — 2.2%
Eaton Corp. plc	5,024	1,575,266
Vertiv Holdings Co., Class A	5,966	516,502
		2,091,768
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class A	12,799	862,258
Jabil, Inc.	2,099	228,369
		1,090,627
Entertainment — 3.8%
Netflix, Inc. *	4,151	2,801,630
Spotify Technology SA *	2,535	795,419
		3,597,049
Financial Services — 2.3%
Block, Inc. *	2,614	168,560
Mastercard, Inc., Class A	4,607	2,032,425
		2,200,985
INVESTMENTS	SHARES (000)	VALUE ($000)

Ground Transportation — 1.5%
Uber Technologies, Inc. *	19,094	1,387,781
Health Care Equipment & Supplies — 1.9%
Edwards Lifesciences Corp. * (a)	3,229	298,300
Intuitive Surgical, Inc. *	3,267	1,453,205
		1,751,505
Health Care Providers & Services — 1.2%
McKesson Corp.	1,913	1,116,978
Hotels, Restaurants & Leisure — 3.9%
Airbnb, Inc., Class A *	1,316	199,565
Booking Holdings, Inc.	202	799,569
Chipotle Mexican Grill, Inc. *	17,401	1,090,144
DoorDash, Inc., Class A *	5,770	627,665
Marriott International, Inc., Class A	2,738	662,093
Starbucks Corp.	3,815	297,015
		3,676,051
Household Durables — 1.1%
DR Horton, Inc.	7,158	1,008,756
Interactive Media & Services — 10.6%
Alphabet, Inc., Class C	25,398	4,658,367
Meta Platforms, Inc., Class A	10,496	5,292,414
		9,950,781
IT Services — 0.7%
MongoDB, Inc. *	477	119,204
Shopify, Inc., Class A (Canada) *	8,532	563,547
		682,751
Life Sciences Tools & Services — 0.0% ^
Thermo Fisher Scientific, Inc.	71	39,203
Media — 0.4%
Trade Desk, Inc. (The), Class A *	3,481	339,990
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	7,307	355,113
Oil, Gas & Consumable Fuels — 0.6%
Cheniere Energy, Inc.	796	139,252
ConocoPhillips	3,567	407,952
		547,204
Pharmaceuticals — 5.6%
Eli Lilly & Co.	5,841	5,288,426
Semiconductors & Semiconductor Equipment — 17.9%
Advanced Micro Devices, Inc. *	10,870	1,763,175
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Large Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
ASML Holding NV (Registered), NYRS (Netherlands)	332	339,776
Broadcom, Inc.	2,097	3,366,076
Lam Research Corp.	1,127	1,199,781
NVIDIA Corp.	74,092	9,153,392
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	6,035	1,048,944
		16,871,144
Software — 17.5%
Adobe, Inc. *	177	98,566
Fair Isaac Corp. *	337	501,547
HubSpot, Inc. *	800	471,897
Intuit, Inc.	1,363	896,036
Microsoft Corp.	22,211	9,927,158
Oracle Corp.	12,186	1,720,646
Palo Alto Networks, Inc. *	1,466	497,080
Salesforce, Inc.	853	219,233
ServiceNow, Inc. *	1,260	991,467
Synopsys, Inc. *	1,903	1,132,058
		16,455,688
Specialty Retail — 0.7%
AutoZone, Inc. *	226	670,666
Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc.	21,779	4,587,016
Trading Companies & Distributors — 0.6%
WW Grainger, Inc.	600	541,220
Total Common Stocks (Cost $50,087,436)		90,832,834
Short-Term Investments — 4.1%
Investment Companies — 4.0%
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (b) (c) (Cost $3,765,409)	3,764,699	3,765,452
INVESTMENTS	SHARES (000)	VALUE ($000)

Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (b) (c)	94,979	94,979
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	11,095	11,095
Total Investment of Cash Collateral from Securities Loaned (Cost $106,077)		106,074
Total Short-Term Investments (Cost $3,871,486)		3,871,526
Total Investments — 100.7% (Cost $53,958,922)		94,704,360
Liabilities in Excess of Other Assets — (0.7)%		(624,312)
NET ASSETS — 100.0%		94,080,048

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2024. The total value of securities on loan at June 30, 2024 is $94,162.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	33

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.4%
Aerospace & Defense — 0.4%
TransDigm Group, Inc.	12	15,223
Air Freight & Logistics — 1.2%
FedEx Corp.	176	52,651
Banks — 10.5%
Bank of America Corp.	2,570	102,189
Citigroup, Inc.	1,708	108,383
Fifth Third Bancorp	1,435	52,362
First Citizens BancShares, Inc., Class A	13	21,197
Truist Financial Corp.	2,201	85,522
Wells Fargo & Co.	1,237	73,481
		443,134
Biotechnology — 4.8%
AbbVie, Inc.	521	89,354
Biogen, Inc. *	111	25,593
BioMarin Pharmaceutical, Inc. *	236	19,429
Neurocrine Biosciences, Inc. *	96	13,204
Regeneron Pharmaceuticals, Inc. *	38	39,884
Vertex Pharmaceuticals, Inc. *	33	15,583
		203,047
Broadline Retail — 0.2%
Amazon.com, Inc. *	45	8,759
Building Products — 2.7%
Carrier Global Corp.	1,115	70,355
Masco Corp.	323	21,512
Trane Technologies plc	66	21,678
		113,545
Capital Markets — 2.1%
Charles Schwab Corp. (The)	298	21,988
CME Group, Inc.	98	19,250
Intercontinental Exchange, Inc.	62	8,452
Jefferies Financial Group, Inc.	181	8,997
Northern Trust Corp.	354	29,758
		88,445
Chemicals — 1.1%
Chemours Co. (The)	1,985	44,810
Consumer Staples Distribution & Retail — 3.3%
BJ's Wholesale Club Holdings, Inc. *	533	46,842
Performance Food Group Co. *	718	47,456
Walmart, Inc.	690	46,721
		141,019
INVESTMENTS	SHARES (000)	VALUE ($000)

Containers & Packaging — 1.6%
Graphic Packaging Holding Co.	1,131	29,651
International Paper Co.	388	16,749
Silgan Holdings, Inc.	470	19,892
		66,292
Electric Utilities — 1.6%
NextEra Energy, Inc.	419	29,652
Xcel Energy, Inc.	714	38,166
		67,818
Electrical Equipment — 3.5%
Emerson Electric Co.	789	86,896
GE Vernova, Inc. *	156	26,749
nVent Electric plc	157	12,030
Regal Rexnord Corp.	161	21,801
		147,476
Electronic Equipment, Instruments & Components — 1.2%
Corning, Inc.	1,281	49,757
Energy Equipment & Services — 0.5%
Baker Hughes Co.	654	22,993
Entertainment — 1.3%
Live Nation Entertainment, Inc. *	195	18,334
Warner Bros Discovery, Inc. *	2,070	15,400
Warner Music Group Corp., Class A	701	21,477
		55,211
Financial Services — 7.8%
Berkshire Hathaway, Inc., Class B *	314	127,755
Block, Inc. *	499	32,169
Corpay, Inc. *	205	54,690
Fidelity National Information Services, Inc.	585	44,104
Fiserv, Inc. *	404	60,199
MGIC Investment Corp.	603	12,987
		331,904
Food Products — 4.4%
Archer-Daniels-Midland Co.	349	21,089
Hershey Co. (The)	154	28,356
Lamb Weston Holdings, Inc.	1,043	87,671
Mondelez International, Inc., Class A	756	49,487
		186,603
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Large Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ground Transportation — 1.3%
CSX Corp.	1,191	39,828
Uber Technologies, Inc. *	196	14,281
		54,109
Health Care Equipment & Supplies — 0.8%
Baxter International, Inc.	346	11,567
Medtronic plc	304	23,972
		35,539
Health Care Providers & Services — 6.6%
Cardinal Health, Inc.	793	77,932
CVS Health Corp.	1,892	111,746
UnitedHealth Group, Inc.	175	89,429
		279,107
Health Care REITs — 1.2%
Ventas, Inc.	1,004	51,485
Hotels, Restaurants & Leisure — 2.9%
Carnival Corp. *	2,364	44,264
McDonald's Corp.	227	57,762
Royal Caribbean Cruises Ltd. *	135	21,575
Viking Holdings Ltd. *	14	471
		124,072
Household Durables — 1.6%
Mohawk Industries, Inc. *	195	22,131
Toll Brothers, Inc.	407	46,935
		69,066
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	269	4,725
Industrial Conglomerates — 1.6%
Honeywell International, Inc.	316	67,491
Insurance — 2.1%
Aon plc, Class A	43	12,467
MetLife, Inc.	405	28,450
Travelers Cos., Inc. (The)	246	50,024
		90,941
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	56	30,935
Media — 1.1%
Charter Communications, Inc., Class A * (a)	77	22,960
INVESTMENTS	SHARES (000)	VALUE ($000)

Media — continued
Comcast Corp., Class A	541	21,172
Sirius XM Holdings, Inc. (a)	1,338	3,786
		47,918
Metals & Mining — 1.5%
Alcoa Corp.	362	14,404
Freeport-McMoRan, Inc.	1,001	48,634
		63,038
Multi-Utilities — 1.7%
CMS Energy Corp.	278	16,527
Dominion Energy, Inc.	670	32,814
NiSource, Inc.	735	21,188
		70,529
Oil, Gas & Consumable Fuels — 7.3%
Chevron Corp.	890	139,291
Exxon Mobil Corp.	1,465	168,628
		307,919
Passenger Airlines — 0.6%
Delta Air Lines, Inc.	490	23,226
Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co.	1,859	77,211
Johnson & Johnson	142	20,743
		97,954
Residential REITs — 2.2%
Equity LifeStyle Properties, Inc.	858	55,889
Equity Residential	537	37,190
		93,079
Semiconductors & Semiconductor Equipment — 3.0%
First Solar, Inc. *	40	9,034
Microchip Technology, Inc.	285	26,084
NXP Semiconductors NV (China)	74	19,845
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	420	73,074
		128,037
Software — 0.3%
Oracle Corp.	76	10,672
Specialized REITs — 4.9%
American Tower Corp.	119	23,032
Digital Realty Trust, Inc.	463	70,453
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	35

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialized REITs — continued
Equinix, Inc.	71	53,769
SBA Communications Corp.	319	62,527
		209,781
Specialty Retail — 0.5%
AutoZone, Inc. *	8	22,334
Technology Hardware, Storage & Peripherals — 1.8%
Hewlett Packard Enterprise Co.	702	14,862
Seagate Technology Holdings plc	591	61,042
		75,904
Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd. *	327	10,813
Kontoor Brands, Inc.	294	19,474
		30,287
Tobacco — 1.6%
Philip Morris International, Inc.	684	69,336
Trading Companies & Distributors — 0.8%
AerCap Holdings NV (Ireland)	355	33,065
Total Common Stocks (Cost $3,722,948)		4,129,236
Short-Term Investments — 3.1%
Investment Companies — 3.0%
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (b) (c) (Cost $127,054)	127,029	127,054
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (b) (c)	2,000	2,000
INVESTMENTS	SHARES (000)	VALUE ($000)

Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	1,210	1,210
Total Investment of Cash Collateral from Securities Loaned (Cost $3,210)		3,210
Total Short-Term Investments (Cost $130,264)		130,264
Total Investments — 100.5% (Cost $3,853,212)		4,259,500
Liabilities in Excess of Other Assets — (0.5)%		(19,409)
NET ASSETS — 100.0%		4,240,091

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2024. The total value of securities on loan at June 30, 2024 is $3,059.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Large Cap Funds	June 30, 2024

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.3%
Aerospace & Defense — 1.7%
Northrop Grumman Corp.	5	1,956
RTX Corp.	10	1,004
		2,960
Air Freight & Logistics — 0.9%
United Parcel Service, Inc., Class B	11	1,570
Automobile Components — 0.4%
Lear Corp.	6	667
Banks — 7.8%
Bank of America Corp.	88	3,483
Citigroup, Inc.	30	1,918
Citizens Financial Group, Inc.	25	903
M&T Bank Corp.	9	1,392
PNC Financial Services Group, Inc. (The)	12	1,833
Wells Fargo & Co.	61	3,649
		13,178
Beverages — 1.0%
Coca-Cola Co. (The)	28	1,774
Biotechnology — 4.4%
AbbVie, Inc.	20	3,379
Regeneron Pharmaceuticals, Inc. *	2	1,953
Vertex Pharmaceuticals, Inc. *	4	2,135
		7,467
Building Products — 1.9%
Fortune Brands Innovations, Inc.	14	881
Trane Technologies plc	7	2,386
		3,267
Capital Markets — 4.2%
BlackRock, Inc.	3	2,227
Charles Schwab Corp. (The)	21	1,545
CME Group, Inc.	6	1,201
Morgan Stanley	22	2,132
		7,105
Chemicals — 3.2%
Axalta Coating Systems Ltd. *	57	1,969
DuPont de Nemours, Inc.	18	1,429
Linde plc	5	2,037
		5,435
Consumer Finance — 0.8%
Ally Financial, Inc.	19	746
Capital One Financial Corp.	5	671
		1,417
INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Staples Distribution & Retail — 1.5%
Target Corp.	8	1,178
Walmart, Inc.	20	1,324
		2,502
Containers & Packaging — 0.5%
Berry Global Group, Inc.	15	902
Diversified Telecommunication Services — 1.5%
Verizon Communications, Inc.	60	2,458
Electric Utilities — 3.3%
NextEra Energy, Inc.	42	2,996
PG&E Corp.	90	1,573
Xcel Energy, Inc.	20	1,055
		5,624
Electrical Equipment — 2.1%
Eaton Corp. plc	11	3,548
Electronic Equipment, Instruments & Components — 0.5%
Teledyne Technologies, Inc. *	2	899
Entertainment — 0.5%
Netflix, Inc. *	1	838
Financial Services — 4.6%
Berkshire Hathaway, Inc., Class B *	8	3,097
Block, Inc. *	13	818
Corpay, Inc. *	3	831
Fidelity National Information Services, Inc.	11	800
Fiserv, Inc. *	7	1,107
Mastercard, Inc., Class A	2	1,086
		7,739
Food Products — 1.6%
Mondelez International, Inc., Class A	32	2,077
Tyson Foods, Inc., Class A	11	621
		2,698
Ground Transportation — 2.7%
CSX Corp.	53	1,757
Norfolk Southern Corp.	9	2,023
Uber Technologies, Inc. *	12	874
		4,654
Health Care Equipment & Supplies — 2.5%
Baxter International, Inc.	22	728
Boston Scientific Corp. *	22	1,668
Medtronic plc	24	1,914
		4,310
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	37

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — 4.4%
Centene Corp. *	17	1,116
Cigna Group (The)	7	2,239
UnitedHealth Group, Inc.	8	4,033
		7,388
Health Care REITs — 0.7%
Ventas, Inc.	23	1,168
Hotel & Resort REITs — 0.5%
Host Hotels & Resorts, Inc.	44	782
Hotels, Restaurants & Leisure — 1.9%
Expedia Group, Inc. *	6	823
McDonald's Corp.	7	1,757
Travel + Leisure Co.	14	629
		3,209
Household Durables — 0.3%
Whirlpool Corp.	5	554
Household Products — 1.5%
Procter & Gamble Co. (The)	10	1,717
Spectrum Brands Holdings, Inc.	9	736
		2,453
Industrial Conglomerates — 1.2%
Honeywell International, Inc.	9	2,016
Industrial REITs — 1.6%
Prologis, Inc.	25	2,788
Insurance — 3.4%
Loews Corp.	28	2,130
MetLife, Inc.	16	1,090
Travelers Cos., Inc. (The)	12	2,469
		5,689
Interactive Media & Services — 1.1%
Meta Platforms, Inc., Class A	4	1,882
IT Services — 0.7%
Cognizant Technology Solutions Corp., Class A	16	1,114
Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc.	4	2,372
Machinery — 3.5%
Deere & Co.	5	1,670
Dover Corp.	12	2,235
Parker-Hannifin Corp.	4	2,073
		5,978
Media — 1.4%
Comcast Corp., Class A	61	2,388
INVESTMENTS	SHARES (000)	VALUE ($000)

Multi-Utilities — 1.7%
CMS Energy Corp.	22	1,300
Public Service Enterprise Group, Inc.	22	1,623
		2,923
Oil, Gas & Consumable Fuels — 8.3%
Cheniere Energy, Inc.	9	1,506
ConocoPhillips	31	3,523
Diamondback Energy, Inc.	7	1,440
EOG Resources, Inc.	16	2,004
Exxon Mobil Corp.	37	4,277
Phillips 66	9	1,340
		14,090
Personal Care Products — 0.4%
Kenvue, Inc.	37	679
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	50	2,077
Eli Lilly & Co.	1	1,011
Jazz Pharmaceuticals plc *	9	906
Johnson & Johnson	8	1,152
Pfizer, Inc.	16	461
		5,607
Professional Services — 1.1%
Booz Allen Hamilton Holding Corp.	7	1,011
SS&C Technologies Holdings, Inc.	12	779
		1,790
Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A *	13	1,189
Semiconductors & Semiconductor Equipment — 4.4%
Advanced Micro Devices, Inc. *	9	1,494
Analog Devices, Inc.	9	2,016
Micron Technology, Inc.	5	659
NXP Semiconductors NV (China)	4	1,110
Texas Instruments, Inc.	12	2,240
		7,519
Software — 1.2%
Microsoft Corp.	4	1,989
Specialized REITs — 0.8%
Digital Realty Trust, Inc.	9	1,298
Specialty Retail — 3.7%
AutoZone, Inc. *	—	1,544
Lowe's Cos., Inc.	10	2,118
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Large Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
O'Reilly Automotive, Inc. *	1	1,377
TJX Cos., Inc. (The)	11	1,168
		6,207
Technology Hardware, Storage & Peripherals — 1.2%
Hewlett Packard Enterprise Co.	43	910
Seagate Technology Holdings plc	10	1,059
		1,969
Tobacco — 1.3%
Philip Morris International, Inc.	21	2,146
Total Common Stocks (Cost $133,493)		168,199
Short-Term Investments — 0.7%
Investment Companies — 0.7%
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b) (Cost $1,157)	1,157	1,157
Total Investments — 100.0% (Cost $134,650)		169,356
Other Assets Less Liabilities — 0.0% ^		34
NET ASSETS — 100.0%		169,390

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	4	09/20/2024	USD	1,105	4

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	39

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.4%
Aerospace & Defense — 2.4%
Howmet Aerospace, Inc.	2,876	223,252
Northrop Grumman Corp.	1,140	497,074
		720,326
Banks — 3.8%
US Bancorp	9,813	389,601
Wells Fargo & Co.	12,614	749,129
		1,138,730
Biotechnology — 6.2%
AbbVie, Inc.	3,722	638,422
Biogen, Inc. *	654	151,646
Regeneron Pharmaceuticals, Inc. *	667	700,212
Vertex Pharmaceuticals, Inc. *	754	353,474
		1,843,754
Broadline Retail — 4.3%
Amazon.com, Inc. *	6,677	1,290,318
Building Products — 2.3%
Carrier Global Corp.	4,758	300,112
Trane Technologies plc	1,136	373,624
		673,736
Capital Markets — 2.9%
Ameriprise Financial, Inc.	911	388,956
Morgan Stanley	4,826	469,065
		858,021
Construction Materials — 1.9%
Vulcan Materials Co.	2,239	556,887
Consumer Finance — 2.0%
American Express Co.	2,625	607,878
Electric Utilities — 3.0%
NextEra Energy, Inc.	6,211	439,783
PG&E Corp.	25,807	450,598
		890,381
Electrical Equipment — 1.6%
Eaton Corp. plc	1,573	493,145
Energy Equipment & Services — 2.1%
Baker Hughes Co.	17,663	621,222
Financial Services — 3.1%
Block, Inc. *	2,107	135,881
INVESTMENTS	SHARES (000)	VALUE ($000)

Financial Services — continued
Corpay, Inc. *	587	156,349
Mastercard, Inc., Class A	1,466	646,758
		938,988
Food Products — 1.2%
Mondelez International, Inc., Class A	5,440	356,020
Ground Transportation — 2.1%
CSX Corp.	18,357	614,049
Health Care Equipment & Supplies — 2.4%
Medtronic plc	3,551	279,514
Stryker Corp.	1,317	448,093
		727,607
Health Care Providers & Services — 2.3%
UnitedHealth Group, Inc.	1,363	694,054
Hotels, Restaurants & Leisure — 2.4%
Marriott International, Inc., Class A	929	224,486
McDonald's Corp.	1,890	481,742
		706,228
Industrial REITs — 1.2%
Prologis, Inc.	3,119	350,292
Insurance — 1.1%
Travelers Cos., Inc. (The)	1,593	323,999
Interactive Media & Services — 6.5%
Alphabet, Inc., Class A	5,363	976,917
Meta Platforms, Inc., Class A	1,894	954,794
		1,931,711
Life Sciences Tools & Services — 1.0%
Danaher Corp.	1,189	297,171
Machinery — 1.5%
Deere & Co.	1,225	457,846
Oil, Gas & Consumable Fuels — 2.5%
Exxon Mobil Corp.	6,588	758,368
Pharmaceuticals — 1.0%
Eli Lilly & Co.	338	305,567
Semiconductors & Semiconductor Equipment — 13.0%
Analog Devices, Inc.	1,957	446,762
ASML Holding NV (Registered), NYRS (Netherlands)	72	73,828
Marvell Technology, Inc.	2,860	199,930
Micron Technology, Inc.	2,388	314,044
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Large Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
NVIDIA Corp.	17,570	2,170,550
NXP Semiconductors NV (China)	2,442	657,065
		3,862,179
Software — 12.8%
Intuit, Inc.	681	447,509
Microsoft Corp.	6,387	2,854,826
Oracle Corp.	3,558	502,313
		3,804,648
Specialty Retail — 4.3%
AutoZone, Inc. *	107	315,626
Lowe's Cos., Inc.	3,147	693,705
TJX Cos., Inc. (The)	2,443	269,021
		1,278,352
Technology Hardware, Storage & Peripherals — 8.5%
Apple, Inc.	10,995	2,315,832
Seagate Technology Holdings plc	2,018	208,391
		2,524,223
Total Common Stocks (Cost $17,257,438)		29,625,700
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 0.9%
Investment Companies — 0.9%
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b) (Cost $269,804)	269,750	269,804
Total Investments — 100.3% (Cost $17,527,242)		29,895,504
Liabilities in Excess of Other Assets — (0.3)%		(82,091)
NET ASSETS — 100.0%		29,813,413

Percentages indicated are based on net assets.

Abbreviations
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	41

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.3%
Aerospace & Defense — 0.7%
Howmet Aerospace, Inc.	69	5,316
TransDigm Group, Inc.	4	5,477
		10,793
Automobiles — 1.4%
Tesla, Inc. *	110	21,755
Beverages — 0.9%
Coca-Cola Co. (The)	71	4,507
Monster Beverage Corp. *	172	8,589
		13,096
Biotechnology — 3.3%
AbbVie, Inc.	130	22,279
Neurocrine Biosciences, Inc. *	30	4,233
Regeneron Pharmaceuticals, Inc. *	12	12,417
Vertex Pharmaceuticals, Inc. *	24	11,187
		50,116
Broadline Retail — 5.5%
Amazon.com, Inc. *	432	83,477
Building Products — 0.8%
Builders FirstSource, Inc. *	26	3,550
Trane Technologies plc	27	8,933
		12,483
Capital Markets — 1.1%
Ameriprise Financial, Inc.	13	5,800
Charles Schwab Corp. (The)	142	10,449
		16,249
Chemicals — 0.9%
Dow, Inc.	88	4,686
Linde plc	20	8,656
		13,342
Commercial Services & Supplies — 0.5%
Waste Connections, Inc.	46	8,062
Communications Equipment — 0.8%
Arista Networks, Inc. *	36	12,478
Construction & Engineering — 0.3%
Quanta Services, Inc.	19	4,924
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp.	17	14,202
US Foods Holding Corp. *	94	4,985
		19,187
INVESTMENTS	SHARES (000)	VALUE ($000)

Electric Utilities — 0.7%
NextEra Energy, Inc.	82	5,806
PG&E Corp.	310	5,410
		11,216
Electrical Equipment — 0.3%
Eaton Corp. plc	16	5,070
Energy Equipment & Services — 0.5%
Baker Hughes Co.	200	7,051
Entertainment — 1.3%
Netflix, Inc. *	20	13,128
Warner Music Group Corp., Class A	230	7,062
		20,190
Financial Services — 3.7%
Block, Inc. *	77	4,959
Mastercard, Inc., Class A	98	43,394
Visa, Inc., Class A	29	7,533
		55,886
Food Products — 0.3%
Mondelez International, Inc., Class A	74	4,850
Ground Transportation — 2.0%
CSX Corp.	345	11,535
Uber Technologies, Inc. *	248	18,020
		29,555
Health Care Equipment & Supplies — 0.8%
Boston Scientific Corp. *	103	7,964
Medtronic plc	48	3,745
		11,709
Health Care Providers & Services — 1.9%
Elevance Health, Inc.	11	6,027
HCA Healthcare, Inc.	17	5,423
Humana, Inc.	15	5,562
UnitedHealth Group, Inc.	22	11,260
		28,272
Hotels, Restaurants & Leisure — 2.6%
Booking Holdings, Inc.	1	4,152
Chipotle Mexican Grill, Inc. *	142	8,874
DoorDash, Inc., Class A *	42	4,527
Hilton Worldwide Holdings, Inc.	54	11,820
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Large Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Royal Caribbean Cruises Ltd. *	26	4,210
Yum! Brands, Inc.	44	5,907
		39,490
Industrial REITs — 0.4%
Prologis, Inc.	53	5,911
Insurance — 1.5%
Aon plc, Class A	15	4,388
Arch Capital Group Ltd. *	75	7,520
Progressive Corp. (The)	55	11,433
		23,341
Interactive Media & Services — 10.7%
Alphabet, Inc., Class A	271	49,449
Alphabet, Inc., Class C	203	37,257
Meta Platforms, Inc., Class A	151	75,962
		162,668
Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.	16	8,752
Machinery — 0.5%
Ingersoll Rand, Inc.	75	6,841
Media — 0.2%
Liberty Media Corp-Liberty SiriusXM *	155	3,434
Oil, Gas & Consumable Fuels — 0.4%
ConocoPhillips	46	5,225
Pharmaceuticals — 2.2%
Eli Lilly & Co.	33	29,524
Merck & Co., Inc.	28	3,488
		33,012
Professional Services — 0.4%
Leidos Holdings, Inc.	43	6,239
Semiconductors & Semiconductor Equipment — 16.7%
Advanced Micro Devices, Inc. *	77	12,503
Analog Devices, Inc.	38	8,766
ASML Holding NV (Registered), NYRS (Netherlands)	8	8,413
Broadcom, Inc.	14	21,768
Lam Research Corp.	10	10,579
Marvell Technology, Inc.	101	7,060
Micron Technology, Inc.	67	8,812
NVIDIA Corp.	1,192	147,208
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
NXP Semiconductors NV (China)	35	9,386
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	106	18,450
		252,945
Software — 19.2%
Adobe, Inc. *	8	4,629
Cadence Design Systems, Inc. *	50	15,421
Crowdstrike Holdings, Inc., Class A *	25	9,735
Intuit, Inc.	26	17,373
Microsoft Corp.	360	160,929
Nutanix, Inc., Class A *	90	5,090
Oracle Corp.	129	18,136
Palo Alto Networks, Inc. *	40	13,669
Procore Technologies, Inc. *	79	5,247
Salesforce, Inc.	87	22,314
ServiceNow, Inc. *	23	17,779
		290,322
Specialized REITs — 0.5%
Digital Realty Trust, Inc.	47	7,138
Specialty Retail — 4.2%
AutoZone, Inc. *	2	6,370
Best Buy Co., Inc.	86	7,304
Burlington Stores, Inc. *	43	10,256
Lowe's Cos., Inc.	111	24,474
O'Reilly Automotive, Inc. *	15	15,658
		64,062
Technology Hardware, Storage & Peripherals — 9.2%
Apple, Inc.	591	124,438
Dell Technologies, Inc., Class C	16	2,221
Hewlett Packard Enterprise Co.	279	5,903
Seagate Technology Holdings plc	66	6,875
		139,437
Total Common Stocks (Cost $669,007)		1,488,578
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	43

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.3%
Investment Companies — 1.3%
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b) (Cost $19,422)	19,419	19,423
Total Investments — 99.6% (Cost $688,429)		1,508,001
Other Assets Less Liabilities — 0.4%		6,381
NET ASSETS — 100.0%		1,514,382

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	96	09/20/2024	USD	26,516	49

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Large Cap Funds	June 30, 2024

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — 123.1%
Common Stocks — 120.4%
Aerospace & Defense — 2.9%
Howmet Aerospace, Inc. (a)	423	32,824
Northrop Grumman Corp.	29	12,664
TransDigm Group, Inc.	19	24,314
		69,802
Air Freight & Logistics — 0.2%
FedEx Corp.	16	4,940
Banks — 3.6%
Bank of America Corp. (a)	226	8,989
Fifth Third Bancorp	544	19,853
Truist Financial Corp.	433	16,837
Wells Fargo & Co. (a)	670	39,757
		85,436
Beverages — 2.4%
Coca-Cola Co. (The) (a)	252	16,024
Monster Beverage Corp. *	423	21,134
PepsiCo, Inc. (a)	120	19,875
		57,033
Biotechnology — 4.7%
AbbVie, Inc. (a)	233	39,931
Biogen, Inc. *	30	6,929
BioMarin Pharmaceutical, Inc. *	34	2,844
Neurocrine Biosciences, Inc. *	40	5,520
Regeneron Pharmaceuticals, Inc. *	25	25,908
Sarepta Therapeutics, Inc. *	66	10,511
Vertex Pharmaceuticals, Inc. *	46	21,534
		113,177
Broadline Retail — 5.0%
Amazon.com, Inc. * (a)	612	118,316
Building Products — 1.8%
Carrier Global Corp.	136	8,612
Trane Technologies plc	106	34,737
		43,349
Capital Markets — 3.0%
Ameriprise Financial, Inc.	10	4,509
Charles Schwab Corp. (The) (a)	363	26,737
Goldman Sachs Group, Inc. (The) (a)	73	32,972
Intercontinental Exchange, Inc.	32	4,348
Raymond James Financial, Inc.	18	2,173
		70,739
INVESTMENTS	SHARES (000)	VALUE ($000)

Chemicals — 1.3%
Dow, Inc.	217	11,538
Linde plc	46	20,081
		31,619
Communications Equipment — 0.2%
Arista Networks, Inc. *	11	3,888
Construction Materials — 0.9%
Martin Marietta Materials, Inc.	24	13,266
Vulcan Materials Co.	37	9,148
		22,414
Consumer Staples Distribution & Retail — 0.8%
Costco Wholesale Corp.	20	17,213
Maplebear, Inc. *	35	1,108
		18,321
Electric Utilities — 2.9%
Entergy Corp.	32	3,376
NextEra Energy, Inc. (a)	399	28,243
PG&E Corp.	876	15,296
Southern Co. (The)	284	22,067
		68,982
Electrical Equipment — 1.0%
AMETEK, Inc.	59	9,922
Eaton Corp. plc	43	13,465
		23,387
Energy Equipment & Services — 0.2%
Baker Hughes Co. (a)	119	4,186
Schlumberger NV	26	1,236
		5,422
Entertainment — 0.9%
Take-Two Interactive Software, Inc. *	42	6,508
Warner Music Group Corp., Class A	502	15,384
		21,892
Financial Services — 6.4%
Affirm Holdings, Inc. *	113	3,429
Berkshire Hathaway, Inc., Class B *	30	12,210
Block, Inc. *	249	16,037
Corpay, Inc. *	38	10,247
Fidelity National Information Services, Inc.	136	10,219
Fiserv, Inc. *	111	16,479
Jack Henry & Associates, Inc.	25	4,204
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	45

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Financial Services — continued
Mastercard, Inc., Class A (a)	156	68,769
WEX, Inc. *	69	12,240
		153,834
Food Products — 0.8%
Hershey Co. (The)	38	6,900
Mondelez International, Inc., Class A (a)	174	11,394
		18,294
Ground Transportation — 2.6%
Norfolk Southern Corp. (a)	97	20,779
Saia, Inc. *	4	2,154
Uber Technologies, Inc. *	312	22,674
Union Pacific Corp. (a)	39	8,780
XPO, Inc. *	68	7,174
		61,561
Health Care Equipment & Supplies — 3.2%
Boston Scientific Corp. * (a)	288	22,202
Edwards Lifesciences Corp. *	47	4,296
Intuitive Surgical, Inc. *	32	14,457
Medtronic plc	58	4,579
Stryker Corp.	90	30,543
		76,077
Health Care Providers & Services — 2.8%
HCA Healthcare, Inc.	10	3,142
Humana, Inc.	20	7,562
McKesson Corp.	4	2,348
UnitedHealth Group, Inc. (a)	108	55,040
		68,092
Health Care REITs — 0.5%
Ventas, Inc.	232	11,887
Hotels, Restaurants & Leisure — 4.7%
Booking Holdings, Inc.	4	13,588
Chipotle Mexican Grill, Inc. *	281	17,617
Darden Restaurants, Inc.	24	3,588
DoorDash, Inc., Class A *	19	2,089
Hilton Worldwide Holdings, Inc.	103	22,414
McDonald's Corp. (a)	57	14,633
Royal Caribbean Cruises Ltd. *	63	10,112
Yum! Brands, Inc. (a)	210	27,844
		111,885
INVESTMENTS	SHARES (000)	VALUE ($000)

Household Durables — 0.1%
Lennar Corp., Class A	14	2,065
Household Products — 1.0%
Church & Dwight Co., Inc. (a)	112	11,623
Procter & Gamble Co. (The) (a)	71	11,619
		23,242
Industrial Conglomerates — 0.7%
Honeywell International, Inc. (a)	80	17,113
Insurance — 3.5%
Aflac, Inc.	161	14,375
Aon plc, Class A	93	27,195
MetLife, Inc.	136	9,550
Principal Financial Group, Inc.	40	3,150
Progressive Corp. (The) (a)	46	9,603
RenaissanceRe Holdings Ltd. (Bermuda)	11	2,411
Travelers Cos., Inc. (The)	83	16,841
		83,125
Interactive Media & Services — 7.3%
Alphabet, Inc., Class C	84	15,350
Alphabet, Inc., Class A (a)	381	69,445
Meta Platforms, Inc., Class A (a)	176	88,548
		173,343
Life Sciences Tools & Services — 1.5%
Danaher Corp.	63	15,772
Thermo Fisher Scientific, Inc. (a)	37	20,586
		36,358
Machinery — 2.4%
Deere & Co. (a)	30	11,063
Dover Corp.	40	7,268
Ingersoll Rand, Inc.	335	30,424
Otis Worldwide Corp.	100	9,608
		58,363
Media — 0.9%
Comcast Corp., Class A (a)	214	8,382
Sirius XM Holdings, Inc.	4,299	12,165
		20,547
Multi-Utilities — 0.9%
CMS Energy Corp.	83	4,929
Dominion Energy, Inc.	139	6,811
DTE Energy Co.	47	5,243
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Large Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Multi-Utilities — continued
NiSource, Inc.	146	4,215
Public Service Enterprise Group, Inc.	16	1,143
		22,341
Oil, Gas & Consumable Fuels — 4.9%
Cheniere Energy, Inc.	30	5,266
ConocoPhillips (a)	172	19,687
Diamondback Energy, Inc.	36	7,228
EOG Resources, Inc.	123	15,514
Exxon Mobil Corp. (a)	534	61,527
Phillips 66	30	4,183
Targa Resources Corp.	19	2,422
TC Energy Corp. (Canada)	30	1,125
		116,952
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	62	6,557
Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co. (a)	286	11,895
Elanco Animal Health, Inc. *	503	7,264
Eli Lilly & Co. (a)	37	32,998
Johnson & Johnson	49	7,095
		59,252
Professional Services — 0.4%
Leidos Holdings, Inc.	74	10,751
Residential REITs — 0.1%
American Homes 4 Rent, Class A	53	1,983
Semiconductors & Semiconductor Equipment — 15.5%
Advanced Micro Devices, Inc. *	85	13,728
Analog Devices, Inc. (a)	104	23,758
ASML Holding NV (Registered), NYRS (Netherlands)	12	12,347
Marvell Technology, Inc.	80	5,617
Microchip Technology, Inc.	281	25,673
Micron Technology, Inc.	220	28,881
NVIDIA Corp.	1,343	165,979
NXP Semiconductors NV (China)	85	22,748
ON Semiconductor Corp. *	64	4,359
Qorvo, Inc. *	47	5,515
Skyworks Solutions, Inc.	50	5,347
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	171	29,702
Texas Instruments, Inc. (a)	135	26,332
		369,986
Software — 11.8%
Intuit, Inc.	34	22,428
Microsoft Corp. (a)	448	200,149
Roper Technologies, Inc.	11	6,175
Salesforce, Inc. (a)	87	22,521
ServiceNow, Inc. *	38	29,771
		281,044
Specialized REITs — 1.7%
American Tower Corp.	13	2,528
Digital Realty Trust, Inc.	241	36,698
SBA Communications Corp.	12	2,381
		41,607
Specialty Retail — 3.5%
AutoZone, Inc. *	1	4,313
Best Buy Co., Inc.	75	6,304
Burlington Stores, Inc. *	88	21,058
Lowe's Cos., Inc. (a)	113	24,963
O'Reilly Automotive, Inc. * (a)	20	20,905
TJX Cos., Inc. (The)	64	7,076
		84,619
Technology Hardware, Storage & Peripherals — 8.0%
Apple, Inc. (a)	747	157,353
Hewlett Packard Enterprise Co.	245	5,188
Seagate Technology Holdings plc	219	22,625
Western Digital Corp. *	89	6,740
		191,906
Trading Companies & Distributors — 0.1%
WW Grainger, Inc.	3	2,327
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.	69	12,239
Total Common Stocks (Cost $1,734,203)		2,876,067
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	47

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Short-Term Investments — 2.7%
Investment Companies — 2.7%
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (b) (c)(Cost $62,838)	62,826	62,838
Total Long Positions (Cost $1,797,041)		2,938,905
Short Positions — (23.4)%
Common Stocks — (23.4)%
Aerospace & Defense — (0.7)%
Boeing Co. (The) *	(16)	(2,947)
Huntington Ingalls Industries, Inc.	(25)	(6,002)
Lockheed Martin Corp.	(17)	(8,086)
(17,035)
Air Freight & Logistics — (0.2)%
Expeditors International of Washington, Inc.	(44)	(5,515)
Automobiles — (0.3)%
Ford Motor Co.	(630)	(7,899)
Banks — (0.4)%
Huntington Bancshares, Inc.	(321)	(4,232)
PNC Financial Services Group, Inc. (The)	(34)	(5,274)
(9,506)
Beverages — (0.3)%
Molson Coors Beverage Co., Class B	(159)	(8,065)
Biotechnology — (0.3)%
Amgen, Inc.	(6)	(1,835)
Gilead Sciences, Inc.	(30)	(2,064)
Moderna, Inc. *	(30)	(3,584)
(7,483)
Building Products — (0.5)%
Johnson Controls International plc	(100)	(6,616)
Lennox International, Inc.	(7)	(4,007)
(10,623)
Capital Markets — (1.4)%
Bank of New York Mellon Corp. (The)	(116)	(6,955)
BlackRock, Inc.	(4)	(3,112)
Coinbase Global, Inc., Class A *	(11)	(2,392)
FactSet Research Systems, Inc.	(12)	(4,803)
Franklin Resources, Inc.	(79)	(1,767)
LPL Financial Holdings, Inc.	(27)	(7,671)
Moody's Corp.	(3)	(1,222)
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — continued
Nasdaq, Inc.	(55)	(3,326)
T. Rowe Price Group, Inc.	(26)	(2,999)
(34,247)
Commercial Services & Supplies — (0.2)%
Waste Management, Inc.	(16)	(3,506)
Communications Equipment — (0.1)%
Cisco Systems, Inc.	(63)	(2,986)
Consumer Finance — (0.1)%
Synchrony Financial	(27)	(1,292)
Consumer Staples Distribution & Retail — (0.6)%
Kroger Co. (The)	(57)	(2,865)
Sysco Corp.	(134)	(9,583)
Walgreens Boots Alliance, Inc.	(93)	(1,122)
(13,570)
Containers & Packaging — (0.3)%
Ball Corp.	(52)	(3,137)
International Paper Co.	(65)	(2,784)
(5,921)
Diversified Telecommunication Services — (0.3)%
AT&T, Inc.	(151)	(2,881)
Verizon Communications, Inc.	(95)	(3,938)
(6,819)
Electric Utilities — (1.5)%
American Electric Power Co., Inc.	(73)	(6,397)
Duke Energy Corp.	(29)	(2,861)
Eversource Energy	(95)	(5,371)
Exelon Corp.	(176)	(6,098)
FirstEnergy Corp.	(192)	(7,363)
Pinnacle West Capital Corp.	(53)	(4,011)
PPL Corp.	(118)	(3,275)
(35,376)
Electrical Equipment — (0.1)%
Acuity Brands, Inc.	(8)	(1,949)
Energy Equipment & Services — (0.2)%
Halliburton Co.	(133)	(4,500)
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Large Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Entertainment — (0.5)%
Electronic Arts, Inc.	(70)	(9,812)
Netflix, Inc. *	(4)	(2,457)
(12,269)
Financial Services — (1.1)%
PayPal Holdings, Inc. *	(138)	(8,024)
Toast, Inc., Class A *	(285)	(7,331)
Voya Financial, Inc.	(70)	(4,978)
Western Union Co. (The)	(497)	(6,073)
(26,406)
Food Products — (0.4)%
Campbell Soup Co.	(25)	(1,141)
Conagra Brands, Inc.	(42)	(1,177)
General Mills, Inc.	(29)	(1,844)
Kellanova	(19)	(1,073)
Kraft Heinz Co. (The)	(137)	(4,424)
(9,659)
Gas Utilities — (0.1)%
National Fuel Gas Co.	(43)	(2,321)
Health Care Equipment & Supplies — (0.3)%
Dentsply Sirona, Inc.	(100)	(2,487)
Zimmer Biomet Holdings, Inc.	(52)	(5,634)
(8,121)
Health Care Providers & Services — (0.7)%
Cigna Group (The)	(19)	(6,366)
CVS Health Corp.	(100)	(5,907)
Henry Schein, Inc. *	(52)	(3,289)
(15,562)
Hotels, Restaurants & Leisure — (0.9)%
Carnival Corp. *	(72)	(1,348)
Choice Hotels International, Inc.	(41)	(4,914)
Domino's Pizza, Inc.	(11)	(5,798)
Starbucks Corp.	(115)	(8,923)
(20,983)
Household Products — (0.0)% ^
Kimberly-Clark Corp.	(7)	(906)
Industrial Conglomerates — (0.2)%
3M Co.	(38)	(3,834)
Insurance — (1.5)%
Allstate Corp. (The)	(45)	(7,227)
INVESTMENTS	SHARES (000)	VALUE ($000)

Insurance — continued
American International Group, Inc.	(62)	(4,610)
Arch Capital Group Ltd. *	(33)	(3,377)
Hartford Financial Services Group, Inc. (The)	(37)	(3,675)
Kinsale Capital Group, Inc.	(8)	(3,045)
Marsh & McLennan Cos., Inc.	(26)	(5,396)
WR Berkley Corp.	(105)	(8,261)
(35,591)
IT Services — (0.5)%
Accenture plc, Class A	(4)	(1,061)
International Business Machines Corp.	(64)	(11,146)
(12,207)
Life Sciences Tools & Services — (0.5)%
Agilent Technologies, Inc.	(34)	(4,336)
Bruker Corp.	(38)	(2,444)
Waters Corp. *	(17)	(5,028)
(11,808)
Machinery — (1.1)%
Donaldson Co., Inc.	(89)	(6,378)
IDEX Corp.	(20)	(4,016)
Illinois Tool Works, Inc.	(42)	(10,039)
PACCAR, Inc.	(10)	(978)
Stanley Black & Decker, Inc.	(49)	(3,898)
(25,309)
Media — (0.9)%
Fox Corp., Class A	(308)	(10,590)
Interpublic Group of Cos., Inc. (The)	(193)	(5,621)
Omnicom Group, Inc.	(41)	(3,666)
Paramount Global, Class B	(186)	(1,934)
(21,811)
Multi-Utilities — (0.1)%
Sempra	(45)	(3,451)
Office REITs — (0.1)%
SL Green Realty Corp.	—	—
Vornado Realty Trust	(65)	(1,720)
(1,720)
Oil, Gas & Consumable Fuels — (0.8)%
Coterra Energy, Inc.	(104)	(2,780)
Enbridge, Inc. (Canada)	(118)	(4,195)
Kinder Morgan, Inc.	(114)	(2,271)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	49

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp.	(34)	(2,113)
ONEOK, Inc.	(52)	(4,210)
Valero Energy Corp.	(29)	(4,570)
(20,139)
Passenger Airlines — (0.1)%
Southwest Airlines Co.	(78)	(2,230)
Pharmaceuticals — (0.2)%
Pfizer, Inc.	(64)	(1,804)
Zoetis, Inc.	(21)	(3,640)
(5,444)
Professional Services — (1.1)%
Automatic Data Processing, Inc.	(9)	(2,153)
Dayforce, Inc. *	(136)	(6,736)
Equifax, Inc.	(29)	(7,019)
Paychex, Inc.	(42)	(4,992)
Paycom Software, Inc.	(15)	(2,140)
TransUnion	(29)	(2,133)
(25,173)
Residential REITs — (0.1)%
Essex Property Trust, Inc.	(5)	(1,297)
Retail REITs — (0.6)%
NNN REIT, Inc.	(120)	(5,126)
Simon Property Group, Inc.	(65)	(9,801)
(14,927)
Semiconductors & Semiconductor Equipment — (2.9)%
Applied Materials, Inc.	(59)	(14,033)
ARM Holdings plc *	(26)	(4,192)
Broadcom, Inc.	(4)	(6,048)
Intel Corp.	(119)	(3,702)
KLA Corp.	(12)	(9,660)
Lam Research Corp.	(7)	(8,069)
Monolithic Power Systems, Inc.	(6)	(5,107)
QUALCOMM, Inc.	(67)	(13,282)
Teradyne, Inc.	(41)	(6,042)
(70,135)
Software — (0.3)%
Workday, Inc., Class A *	(33)	(7,312)
INVESTMENTS	SHARES (000)	VALUE ($000)

Specialty Retail — (0.1)%
Home Depot, Inc. (The)	(4)	(1,268)
Ulta Beauty, Inc. *	(2)	(889)
(2,157)
Technology Hardware, Storage & Peripherals — (0.2)%
NetApp, Inc.	(43)	(5,593)
Textiles, Apparel & Luxury Goods — (0.3)%
NIKE, Inc., Class B	(86)	(6,449)
On Holding AG (Switzerland), Class A *	(33)	(1,299)
(7,748)
Trading Companies & Distributors — (0.3)%
Fastenal Co.	(129)	(8,136)
Total Common Stocks (Proceeds $(583,569))		(558,541)
Total Short Positions (Proceeds $(583,569))		(558,541)
Total Investments — 99.7% (Cost $1,213,472)		2,380,364
Other Assets Less Liabilities — 0.3%		7,876
Net Assets — 100.0%		2,388,240

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $781,936.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Large Cap Funds	June 30, 2024

Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	112	09/20/2024	USD	30,936	(35)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	51

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.5%
Aerospace & Defense — 1.2%
Howmet Aerospace, Inc.	508	39,406
Northrop Grumman Corp.	28	12,344
RTX Corp.	109	10,900
Textron, Inc.	361	30,971
TransDigm Group, Inc.	12	15,982
		109,603
Air Freight & Logistics — 0.9%
FedEx Corp.	112	33,661
United Parcel Service, Inc., Class B	402	55,013
		88,674
Automobile Components — 0.1%
Aptiv plc *	177	12,479
Automobiles — 1.0%
Tesla, Inc. *	463	91,710
Banks — 3.4%
Bank of America Corp.	2,674	106,323
Citigroup, Inc.	186	11,762
Fifth Third Bancorp	1,004	36,648
Truist Financial Corp.	1,199	46,592
US Bancorp	777	30,858
Wells Fargo & Co.	1,385	82,265
		314,448
Beverages — 1.8%
Coca-Cola Co. (The)	1,417	90,180
Monster Beverage Corp. *	519	25,934
PepsiCo, Inc.	348	57,394
		173,508
Biotechnology — 2.8%
AbbVie, Inc.	635	108,944
Biogen, Inc. *	72	16,634
BioMarin Pharmaceutical, Inc. *	46	3,818
Neurocrine Biosciences, Inc. *	61	8,412
Regeneron Pharmaceuticals, Inc. *	56	58,932
Sarepta Therapeutics, Inc. *	30	4,693
Vertex Pharmaceuticals, Inc. *	123	57,582
		259,015
Broadline Retail — 4.3%
Amazon.com, Inc. *	2,101	405,990
Building Products — 1.4%
Carrier Global Corp.	608	38,340
INVESTMENTS	SHARES (000)	VALUE ($000)

Building Products — continued
Masco Corp.	308	20,556
Trane Technologies plc	233	76,616
		135,512
Capital Markets — 2.3%
Ameriprise Financial, Inc.	26	11,209
Charles Schwab Corp. (The)	493	36,357
CME Group, Inc.	229	45,023
Goldman Sachs Group, Inc. (The)	123	55,611
Intercontinental Exchange, Inc.	270	36,972
State Street Corp.	436	32,237
		217,409
Chemicals — 1.8%
Dow, Inc.	771	40,923
Eastman Chemical Co.	92	9,000
Linde plc	181	79,196
LyondellBasell Industries NV, Class A	240	22,999
PPG Industries, Inc.	96	12,112
		164,230
Commercial Services & Supplies — 0.1%
Cintas Corp.	17	12,121
Communications Equipment — 0.1%
Motorola Solutions, Inc.	34	12,998
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	22	12,085
Consumer Staples Distribution & Retail — 0.9%
Costco Wholesale Corp.	94	79,800
Distributors — 0.1%
LKQ Corp.	139	5,787
Electric Utilities — 2.0%
NextEra Energy, Inc.	902	63,887
NRG Energy, Inc.	46	3,592
PG&E Corp.	2,490	43,477
Southern Co. (The)	984	76,334
		187,290
Electrical Equipment — 0.6%
AMETEK, Inc.	35	5,747
Eaton Corp. plc	166	52,169
		57,916
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Large Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	197	7,656
TE Connectivity Ltd.	62	9,302
		16,958
Energy Equipment & Services — 0.1%
Baker Hughes Co.	352	12,397
Entertainment — 0.3%
Netflix, Inc. *	32	21,359
Warner Music Group Corp., Class A	345	10,576
		31,935
Financial Services — 4.6%
Berkshire Hathaway, Inc., Class B *	299	121,537
Block, Inc. *	96	6,193
Corpay, Inc. *	117	31,195
Fidelity National Information Services, Inc.	375	28,273
Mastercard, Inc., Class A	314	138,779
Visa, Inc., Class A	391	102,583
		428,560
Food Products — 0.8%
Mondelez International, Inc., Class A	1,087	71,123
Ground Transportation — 1.2%
CSX Corp.	982	32,843
Uber Technologies, Inc. *	794	57,703
Union Pacific Corp.	95	21,538
		112,084
Health Care Equipment & Supplies — 2.0%
Baxter International, Inc.	177	5,919
Becton Dickinson & Co.	48	11,334
Boston Scientific Corp. *	644	49,562
Dexcom, Inc. *	77	8,715
Medtronic plc	526	41,442
Stryker Corp.	204	69,293
		186,265
Health Care Providers & Services — 2.5%
Elevance Health, Inc.	78	42,322
HCA Healthcare, Inc.	32	10,348
Humana, Inc.	61	22,674
McKesson Corp.	26	15,302
UnitedHealth Group, Inc.	274	139,263
		229,909
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care REITs — 0.6%
Ventas, Inc.	612	31,388
Welltower, Inc.	198	20,662
		52,050
Hotels, Restaurants & Leisure — 2.9%
Booking Holdings, Inc.	15	59,843
Chipotle Mexican Grill, Inc. *	749	46,912
Expedia Group, Inc. *	184	23,177
Hilton Worldwide Holdings, Inc.	117	25,619
McDonald's Corp.	162	41,367
Royal Caribbean Cruises Ltd. *	211	33,679
Yum! Brands, Inc.	329	43,536
		274,133
Household Durables — 0.2%
Lennar Corp., Class A	81	12,096
Toll Brothers, Inc.	85	9,773
		21,869
Household Products — 0.5%
Church & Dwight Co., Inc.	103	10,621
Procter & Gamble Co. (The)	225	37,167
		47,788
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	68	5,873
Industrial Conglomerates — 1.0%
Honeywell International, Inc.	435	92,824
Industrial REITs — 0.6%
Prologis, Inc.	468	52,524
Insurance — 2.0%
Aflac, Inc.	299	26,708
Aon plc, Class A	31	9,116
MetLife, Inc.	359	25,174
Principal Financial Group, Inc.	231	18,108
Progressive Corp. (The)	278	57,775
Travelers Cos., Inc. (The)	247	50,315
		187,196
Interactive Media & Services — 6.8%
Alphabet, Inc., Class A	1,202	218,930
Alphabet, Inc., Class C	892	163,660
Meta Platforms, Inc., Class A	514	258,835
		641,425
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	53

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
IT Services — 0.9%
Accenture plc, Class A	155	46,923
Cognizant Technology Solutions Corp., Class A	555	37,759
		84,682
Life Sciences Tools & Services — 1.4%
Danaher Corp.	205	51,126
Thermo Fisher Scientific, Inc.	138	76,296
		127,422
Machinery — 1.4%
Deere & Co.	175	65,374
Ingersoll Rand, Inc.	170	15,453
Otis Worldwide Corp.	497	47,843
		128,670
Media — 1.0%
Charter Communications, Inc., Class A *	62	18,542
Comcast Corp., Class A	1,679	65,745
Liberty Media Corp-Liberty SiriusXM, Class A *	301	6,672
		90,959
Metals & Mining — 0.1%
Nucor Corp.	73	11,493
Multi-Utilities — 0.2%
CMS Energy Corp.	328	19,539
Oil, Gas & Consumable Fuels — 3.5%
Chevron Corp.	102	16,011
ConocoPhillips	517	59,109
Diamondback Energy, Inc.	203	40,649
EOG Resources, Inc.	449	56,477
Exxon Mobil Corp.	1,369	157,578
		329,824
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	289	13,695
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	80	8,460
Kenvue, Inc.	999	18,166
		26,626
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	1,153	47,885
Eli Lilly & Co.	143	129,497
INVESTMENTS	SHARES (000)	VALUE ($000)

Pharmaceuticals — continued
Johnson & Johnson	358	52,328
Merck & Co., Inc.	431	53,372
		283,082
Professional Services — 0.3%
Leidos Holdings, Inc.	209	30,437
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	300	19,516
Semiconductors & Semiconductor Equipment — 12.3%
Advanced Micro Devices, Inc. *	426	69,113
Analog Devices, Inc.	342	77,974
Broadcom, Inc.	54	86,935
Lam Research Corp.	30	31,515
Micron Technology, Inc.	424	55,793
NVIDIA Corp.	5,298	654,537
NXP Semiconductors NV (China)	303	81,615
Qorvo, Inc. *	81	9,456
Texas Instruments, Inc.	436	84,782
		1,151,720
Software — 10.7%
Adobe, Inc. *	30	16,892
Cadence Design Systems, Inc. *	55	16,862
Intuit, Inc.	99	65,428
Microsoft Corp.	1,654	739,308
Salesforce, Inc.	302	77,544
ServiceNow, Inc. *	105	82,492
		998,526
Specialized REITs — 0.6%
Digital Realty Trust, Inc.	221	33,538
SBA Communications Corp.	139	27,380
		60,918
Specialty Retail — 2.7%
AutoNation, Inc. *	12	1,931
AutoZone, Inc. *	23	67,078
Best Buy Co., Inc.	237	20,011
Burlington Stores, Inc. *	90	21,461
Lowe's Cos., Inc.	387	85,399
O'Reilly Automotive, Inc. *	14	14,719
Ross Stores, Inc.	215	31,223
TJX Cos., Inc. (The)	106	11,664
		253,486
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Large Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc.	3,031	638,397
Hewlett Packard Enterprise Co.	935	19,800
Seagate Technology Holdings plc	448	46,212
Western Digital Corp. *	115	8,718
		713,127
Tobacco — 0.4%
Altria Group, Inc.	273	12,433
Philip Morris International, Inc.	247	24,991
		37,424
Trading Companies & Distributors — 0.2%
United Rentals, Inc.	27	17,369
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.	170	30,005
Total Common Stocks (Cost $5,080,142)		9,234,008
Short-Term Investments — 2.1%
Investment Companies — 2.1%
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b) (Cost $193,051)	193,017	193,056
Total Investments — 100.6% (Cost $5,273,193)		9,427,064
Liabilities in Excess of Other Assets — (0.6)%		(55,430)
NET ASSETS — 100.0%		9,371,634

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	464	09/20/2024	USD	128,163	498

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	55

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.8%
Automobile Components — 0.4%
Aptiv plc *	11	794
Automobiles — 0.7%
Tesla, Inc. *	8	1,534
Banks — 3.1%
Bank of America Corp.	96	3,826
Fifth Third Bancorp	46	1,678
Truist Financial Corp.	34	1,306
		6,810
Biotechnology — 4.0%
AbbVie, Inc.	18	3,165
Amgen, Inc.	4	1,118
Regeneron Pharmaceuticals, Inc. *	2	2,483
Vertex Pharmaceuticals, Inc. *	4	1,951
		8,717
Broadline Retail — 4.8%
Amazon.com, Inc. *	53	10,324
Building Products — 1.4%
Trane Technologies plc	9	2,993
Capital Markets — 3.8%
Charles Schwab Corp. (The)	33	2,418
CME Group, Inc.	7	1,331
Morgan Stanley	26	2,500
S&P Global, Inc.	4	2,070
		8,319
Chemicals — 2.0%
Ecolab, Inc.	7	1,772
Linde plc	6	2,662
		4,434
Commercial Services & Supplies — 1.2%
Waste Management, Inc.	12	2,581
Communications Equipment — 0.7%
Arista Networks, Inc. *	4	1,460
Construction & Engineering — 0.6%
Quanta Services, Inc.	5	1,304
Consumer Staples Distribution & Retail — 2.6%
Costco Wholesale Corp.	7	5,599
Containers & Packaging — 0.5%
Ball Corp.	18	1,068
INVESTMENTS	SHARES (000)	VALUE ($000)

Diversified Telecommunication Services — 0.8%
Verizon Communications, Inc.	41	1,681
Electric Utilities — 2.8%
NextEra Energy, Inc.	37	2,611
PG&E Corp.	90	1,574
Xcel Energy, Inc.	35	1,870
		6,055
Electrical Equipment — 1.1%
Eaton Corp. plc	8	2,443
Energy Equipment & Services — 1.6%
Baker Hughes Co.	100	3,519
Entertainment — 1.6%
Netflix, Inc. *	3	2,018
Walt Disney Co. (The)	15	1,536
		3,554
Financial Services — 3.3%
Mastercard, Inc., Class A	16	7,214
Food Products — 0.7%
General Mills, Inc.	23	1,435
Ground Transportation — 1.4%
Union Pacific Corp.	13	3,013
Health Care Equipment & Supplies — 2.9%
Boston Scientific Corp. *	47	3,610
Hologic, Inc. *	21	1,572
Medtronic plc	15	1,178
		6,360
Health Care Providers & Services — 2.8%
Elevance Health, Inc.	3	1,725
UnitedHealth Group, Inc.	9	4,397
		6,122
Industrial REITs — 1.2%
Prologis, Inc.	24	2,683
Insurance — 3.1%
Marsh & McLennan Cos., Inc.	6	1,313
MetLife, Inc.	30	2,088
Progressive Corp. (The)	9	1,867
Travelers Cos., Inc. (The)	8	1,568
		6,836
Interactive Media & Services — 4.8%
Alphabet, Inc., Class A	57	10,346
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Large Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Life Sciences Tools & Services — 2.1%
IQVIA Holdings, Inc. *	8	1,561
Thermo Fisher Scientific, Inc.	5	2,949
		4,510
Machinery — 1.8%
Deere & Co.	5	1,817
Ingersoll Rand, Inc.	22	2,014
		3,831
Pharmaceuticals — 1.8%
Bristol-Myers Squibb Co.	36	1,505
Eli Lilly & Co.	3	2,470
		3,975
Semiconductors & Semiconductor Equipment — 11.2%
Advanced Micro Devices, Inc. *	10	1,580
ASML Holding NV (Registered), NYRS (Netherlands)	1	1,378
Lam Research Corp.	2	1,532
Micron Technology, Inc.	12	1,563
NVIDIA Corp.	125	15,467
NXP Semiconductors NV (China)	6	1,706
Texas Instruments, Inc.	6	1,121
		24,347
Software — 13.9%
Cadence Design Systems, Inc. *	7	2,072
Crowdstrike Holdings, Inc., Class A *	3	1,026
Intuit, Inc.	3	1,914
Microsoft Corp.	41	18,340
Oracle Corp.	14	2,056
Palo Alto Networks, Inc. *	4	1,240
Salesforce, Inc.	8	2,131
ServiceNow, Inc. *	2	1,544
		30,323
Specialized REITs — 0.8%
Equinix, Inc.	1	900
Weyerhaeuser Co.	30	842
		1,742
INVESTMENTS	SHARES (000)	VALUE ($000)

Specialty Retail — 4.9%
AutoZone, Inc. *	—	1,429
Best Buy Co., Inc.	14	1,185
Lowe's Cos., Inc.	16	3,452
TJX Cos., Inc. (The)	33	3,624
Tractor Supply Co.	4	995
		10,685
Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc.	70	14,838
Seagate Technology Holdings plc	13	1,288
		16,126
Total Common Stocks (Cost $138,922)		212,737
Short-Term Investments — 2.1%
Investment Companies — 2.1%
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b) (Cost $4,615)	4,614	4,615
Total Investments — 99.9% (Cost $143,537)		217,352
Other Assets Less Liabilities — 0.1%		119
NET ASSETS — 100.0%		217,471

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	57

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini ESG Index	17	09/20/2024	USD	4,175	— (a)

Abbreviations
USD	United States Dollar

(a)	Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Large Cap Funds	June 30, 2024

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.6%
Aerospace & Defense — 3.5%
General Dynamics Corp.	334	96,944
Northrop Grumman Corp.	82	35,801
RTX Corp.	652	65,398
		198,143
Air Freight & Logistics — 1.6%
United Parcel Service, Inc., Class B	677	92,614
Banks — 7.8%
Bank of America Corp.	3,383	134,529
M&T Bank Corp.	365	55,218
PNC Financial Services Group, Inc. (The)	388	60,293
US Bancorp	1,003	39,814
Wells Fargo & Co.	2,608	154,928
		444,782
Beverages — 0.7%
PepsiCo, Inc.	235	38,693
Biotechnology — 3.5%
AbbVie, Inc.	524	89,928
Regeneron Pharmaceuticals, Inc. *	47	49,006
Vertex Pharmaceuticals, Inc. *	128	59,803
		198,737
Building Products — 1.6%
Carrier Global Corp.	1,487	93,826
Capital Markets — 6.8%
Ares Management Corp.	298	39,736
BlackRock, Inc.	92	72,038
Blackstone, Inc.	201	24,927
Charles Schwab Corp. (The)	1,432	105,484
Goldman Sachs Group, Inc. (The)	91	41,183
Morgan Stanley	1,095	106,461
		389,829
Chemicals — 3.2%
Air Products and Chemicals, Inc.	348	89,886
Axalta Coating Systems Ltd. *	2,763	94,401
		184,287
Commercial Services & Supplies — 0.6%
Republic Services, Inc.	175	33,967
Construction Materials — 1.3%
Vulcan Materials Co.	298	74,085
INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Finance — 1.8%
American Express Co.	349	80,834
Capital One Financial Corp.	143	19,822
		100,656
Consumer Staples Distribution & Retail — 1.8%
Dollar General Corp.	233	30,741
Walmart, Inc.	1,098	74,364
		105,105
Containers & Packaging — 0.4%
Ball Corp.	376	22,563
Electric Utilities — 2.1%
Entergy Corp.	164	17,572
NextEra Energy, Inc.	936	66,286
Xcel Energy, Inc.	624	33,291
		117,149
Electrical Equipment — 1.6%
Eaton Corp. plc	288	90,385
Entertainment — 0.5%
Walt Disney Co. (The)	281	27,900
Financial Services — 3.0%
Berkshire Hathaway, Inc., Class B *	308	125,513
Fiserv, Inc. *	308	45,845
		171,358
Food Products — 0.7%
Mondelez International, Inc., Class A	617	40,360
Ground Transportation — 3.0%
CSX Corp.	3,275	109,564
Union Pacific Corp.	268	60,604
		170,168
Health Care Equipment & Supplies — 3.1%
Becton Dickinson & Co.	160	37,445
Boston Scientific Corp. *	794	61,169
Medtronic plc	564	44,348
Zimmer Biomet Holdings, Inc.	303	32,839
		175,801
Health Care Providers & Services — 4.7%
Cigna Group (The)	168	55,700
Humana, Inc.	101	37,776
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	59

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — continued
UnitedHealth Group, Inc.	275	140,028
Universal Health Services, Inc., Class B	178	32,902
		266,406
Health Care REITs — 0.4%
Ventas, Inc.	467	23,955
Hotel & Resort REITs — 0.5%
Host Hotels & Resorts, Inc.	1,487	26,737
Hotels, Restaurants & Leisure — 1.4%
Booking Holdings, Inc.	7	29,184
McDonald's Corp.	198	50,440
		79,624
Household Products — 1.3%
Procter & Gamble Co. (The)	440	72,562
Insurance — 3.8%
Chubb Ltd.	246	62,810
Hartford Financial Services Group, Inc. (The)	592	59,503
Marsh & McLennan Cos., Inc.	164	34,564
MetLife, Inc.	861	60,415
		217,292
Interactive Media & Services — 2.1%
Alphabet, Inc., Class C	296	54,410
Meta Platforms, Inc., Class A	125	62,943
		117,353
IT Services — 0.5%
International Business Machines Corp.	179	31,028
Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc.	41	22,698
Machinery — 2.8%
Deere & Co.	46	17,092
Dover Corp.	503	90,735
Parker-Hannifin Corp.	106	53,757
		161,584
Media — 1.3%
Comcast Corp., Class A	1,866	73,066
Multi-Utilities — 1.9%
CMS Energy Corp.	859	51,171
Public Service Enterprise Group, Inc.	787	57,984
		109,155
INVESTMENTS	SHARES (000)	VALUE ($000)

Oil, Gas & Consumable Fuels — 8.2%
Chevron Corp.	772	120,832
ConocoPhillips	1,294	148,009
EOG Resources, Inc.	661	83,179
Exxon Mobil Corp.	992	114,179
		466,199
Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	1,512	62,795
Eli Lilly & Co.	40	36,043
Johnson & Johnson	514	75,124
Merck & Co., Inc.	220	27,295
Pfizer, Inc.	858	24,007
		225,264
Residential REITs — 0.3%
AvalonBay Communities, Inc.	92	19,085
Semiconductors & Semiconductor Equipment — 6.5%
Advanced Micro Devices, Inc. *	304	49,337
Analog Devices, Inc.	483	110,162
NXP Semiconductors NV (China)	287	77,311
Teradyne, Inc.	254	37,687
Texas Instruments, Inc.	483	93,908
		368,405
Software — 1.7%
Microsoft Corp.	213	95,027
Specialty Retail — 5.8%
AutoZone, Inc. *	20	58,378
Home Depot, Inc. (The)	195	67,197
Lowe's Cos., Inc.	357	78,731
O'Reilly Automotive, Inc. *	39	41,473
TJX Cos., Inc. (The)	754	82,945
		328,724
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	309	23,306
Tobacco — 1.5%
Philip Morris International, Inc.	848	85,925
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.	175	30,867
Total Common Stocks (Cost $4,354,168)		5,614,670
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Large Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.4%
Investment Companies — 1.4%
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b) (Cost $81,551)	81,535	81,551
Total Investments — 100.0% (Cost $4,435,719)		5,696,221
Other Assets Less Liabilities — 0.0% ^		1,767
NET ASSETS — 100.0%		5,697,988

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	61

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2024
(Amounts in thousands, except per share amounts)

	JPMorgan Equity Income Fund	JPMorgan Equity Index Fund	JPMorgan Equity Premium Income Fund	JPMorgan Hedged Equity Fund
ASSETS:
Investments in non-affiliates, at value	$44,488,880	$10,171,871	$6,195,676	$19,123,690
Investments in affiliates, at value	75,282	161,633	—	518,872
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	12,475	—	—
Options purchased, at value	—	—	—	152,324
Cash	616	—	37,816	—
Deposits at broker for futures contracts	—	1,792	212	22,572
Receivables:
Investment securities sold	—	373	138,060	652,697
Fund shares sold	20,120	2,416	5,877	51,193
Interest from non-affiliates	—	22	18,841	—
Dividends from non-affiliates	44,705	5,264	3,626	11,366
Dividends from affiliates	11	92	—	2,082
Securities lending income (See Note 2.C.)	—	1	—	—
Variation margin on futures contracts	—	—	16	—
Due from adviser	—	17	—	—
Total Assets	44,629,614	10,355,956	6,400,124	20,534,796
LIABILITIES:
Payables:
Due to custodian	—	2	—	—
Distributions	—	—	599	—
Investment securities purchased	—	—	139,311	661,740
Collateral received on securities loaned (See Note 2.C.)	—	12,475	—	—
Fund shares redeemed	39,314	3,329	30,293	15,936
Variation margin on futures contracts	—	147	—	2,079
Outstanding options written, at fair value	—	—	—	153,763
Accrued liabilities:
Investment advisory fees	14,684	—	1,221	3,897
Administration fees	1,239	300	350	999
Distribution fees	1,465	250	289	593
Service fees	4,567	265	1,008	3,528
Custodian and accounting fees	350	78	55	143
Trustees’ and Chief Compliance Officer’s fees	— (a)	1	— (a)	— (a)
Other	1,210	184	340	668
Total Liabilities	62,829	17,031	173,466	843,346
Net Assets	$44,566,785	$10,338,925	$6,226,658	$19,691,450

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan Equity Income Fund	JPMorgan Equity Index Fund	JPMorgan Equity Premium Income Fund	JPMorgan Hedged Equity Fund
NET ASSETS:
Paid-in-Capital	$27,841,769	$4,443,244	$6,422,465	$13,657,991
Total distributable earnings (loss)	16,725,016	5,895,681	(195,807)	6,033,459
Total Net Assets	$44,566,785	$10,338,925	$6,226,658	$19,691,450
Net Assets:
Class A	$4,450,073	$953,255	$528,101	$1,393,286
Class C	755,885	91,824	296,817	509,251
Class I	16,105,559	1,264,640	4,160,918	15,552,472
Class R2	96,550	—	—	—
Class R3	175,779	—	—	—
Class R4	201,402	—	—	—
Class R5	862,123	—	300	5,790
Class R6	21,919,414	8,029,206	1,240,522	2,230,651
Total	$44,566,785	$10,338,925	$6,226,658	$19,691,450
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	189,459	11,655	37,551	44,864
Class C	32,961	1,135	21,105	16,529
Class I	671,645	15,441	295,781	499,128
Class R2	4,134	—	—	—
Class R3	7,491	—	—	—
Class R4	8,405	—	—	—
Class R5	35,919	—	21	186
Class R6	914,170	98,006	88,202	71,422
Net Asset Value (a):
Class A — Redemption price per share	$23.49	$81.79	$14.06	$31.06
Class C — Offering price per share (b)	22.93	80.91	14.06	30.81
Class I — Offering and redemption price per share	23.98	81.90	14.07	31.16
Class R2 — Offering and redemption price per share	23.36	—	—	—
Class R3 — Offering and redemption price per share	23.47	—	—	—
Class R4 — Offering and redemption price per share	23.96	—	—	—
Class R5 — Offering and redemption price per share	24.00	—	14.07	31.21
Class R6 — Offering and redemption price per share	23.98	81.93	14.06	31.23
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$24.79	$86.32	$14.84	$32.78
Cost of investments in non-affiliates	$28,958,914	$4,019,472	$5,180,659	$10,871,001
Cost of investments in affiliates	75,282	76,920	—	518,872
Cost of options purchased	—	—	—	151,641
Investment securities on loan, at value (See Note 2.C.)	—	12,230	—	—
Cost of investment of cash collateral (See Note 2.C.)	—	12,475	—	—
Premiums received from options written	—	—	—	156,317

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	63

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2024 (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan Hedged Equity 2 Fund	JPMorgan Hedged Equity 3 Fund	JPMorgan Large Cap Growth Fund	JPMorgan Large Cap Value Fund
ASSETS:
Investments in non-affiliates, at value	$4,822,984	$2,907,319	$90,832,834	$4,129,236
Investments in affiliates, at value	97,567	46,578	3,765,452	127,054
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	—	106,074	3,210
Options purchased, at value	2,366	8,144	—	—
Restricted cash for exchange-traded options	210	47	—	—
Cash	429	201	14,223	305
Deposits at broker for futures contracts	4,377	2,335	—	—
Receivables:
Investment securities sold	3,400	2,050	629,385	113,821
Fund shares sold	4,000	7,458	103,452	2,598
Interest from non-affiliates	—	—	—	127
Dividends from non-affiliates	2,867	1,732	8,210	4,596
Dividends from affiliates	14	7	556	19
Securities lending income (See Note 2.C.)	—	—	7	18
Total Assets	4,938,214	2,975,871	95,460,193	4,380,984
LIABILITIES:
Payables:
Investment securities purchased	3,412	2,057	1,116,570	131,514
Collateral received on securities loaned (See Note 2.C.)	—	—	106,074	3,210
Fund shares redeemed	12,588	24,250	115,196	3,931
Variation margin on futures contracts	402	190	—	—
Outstanding options written, at fair value	166,556	40,842	—	—
Accrued liabilities:
Investment advisory fees	962	593	31,719	1,252
Administration fees	291	179	370	182
Distribution fees	192	102	2,136	120
Service fees	885	521	6,443	441
Custodian and accounting fees	54	35	600	31
Trustees’ and Chief Compliance Officer’s fees	—	— (a)	1	— (a)
Other	332	256	1,036	212
Total Liabilities	185,674	69,025	1,380,145	140,893
Net Assets	$4,752,540	$2,906,846	$94,080,048	$4,240,091

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan Hedged Equity 2 Fund	JPMorgan Hedged Equity 3 Fund	JPMorgan Large Cap Growth Fund	JPMorgan Large Cap Value Fund
NET ASSETS:
Paid-in-Capital	$4,432,552	$2,541,526	$54,256,968	$3,564,950
Total distributable earnings (loss)	319,988	365,320	39,823,080	675,141
Total Net Assets	$4,752,540	$2,906,846	$94,080,048	$4,240,091
Net Assets:
Class A	$251,397	$138,956	$6,722,152	$297,404
Class C	227,555	120,718	900,693	81,229
Class I	3,858,374	2,281,551	22,747,050	1,835,424
Class R2	—	—	235,641	14,580
Class R3	—	—	723,139	13,462
Class R4	—	—	699,826	2,117
Class R5	878	24	992,330	35,836
Class R6	414,336	365,597	61,059,217	1,960,039
Total	$4,752,540	$2,906,846	$94,080,048	$4,240,091
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	14,343	7,606	92,588	14,607
Class C	13,017	6,627	18,889	4,224
Class I	219,867	124,667	304,509	92,270
Class R2	—	—	3,471	724
Class R3	—	—	9,895	679
Class R4	—	—	9,392	104
Class R5	50	1	12,810	1,778
Class R6	23,596	19,957	777,863	98,033
Net Asset Value (a):
Class A — Redemption price per share	$17.53	$18.27	$72.60	$20.36
Class C — Offering price per share (b)	17.48	18.22	47.68	19.23
Class I — Offering and redemption price per share	17.55	18.30	74.70	19.89
Class R2 — Offering and redemption price per share	—	—	67.88	20.13
Class R3 — Offering and redemption price per share	—	—	73.08	19.84
Class R4 — Offering and redemption price per share	—	—	74.52	20.38
Class R5 — Offering and redemption price per share	17.55	18.32	77.47	20.17
Class R6 — Offering and redemption price per share	17.56	18.32	78.50	19.99
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$18.50	$19.28	$76.62	$21.49
Cost of investments in non-affiliates	$3,365,694	$2,020,453	$50,087,436	$3,722,948
Cost of investments in affiliates	97,567	46,578	3,765,409	127,054
Cost of options purchased	43,394	20,399	—	—
Investment securities on loan, at value (See Note 2.C.)	—	—	94,162	3,059
Cost of investment of cash collateral (See Note 2.C.)	—	—	106,077	3,210
Premiums received from options written	45,664	21,041	—	—

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	65

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2024 (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan U.S. Applied Data Science Value Fund	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund
ASSETS:
Investments in non-affiliates, at value	$168,199	$29,625,700	$1,488,578	$2,876,067
Investments in affiliates, at value	1,157	269,804	19,423	62,838
Cash	10	1,173	82	162
Deposits at broker for futures contracts	223	—	730	966
Deposits at broker for securities sold short	—	—	—	112
Receivables:
Investment securities sold	17,299	107,139	49,462	13,754
Fund shares sold	84	35,173	459	3,601
Dividends from non-affiliates	129	17,433	417	1,094
Dividends from affiliates	— (a)	40	3	9
Securities lending income (See Note 2.C.)	—	—	— (a)	—
Total Assets	187,101	30,056,462	1,559,154	2,958,603
LIABILITIES:
Payables:
Securities sold short, at value	—	—	—	558,541
Dividend expense to non-affiliates on securities sold short	—	—	—	541
Investment securities purchased	17,544	146,423	39,678	8,561
Interest expense to non-affiliates on securities sold short	—	—	—	237
Fund shares redeemed	25	82,819	4,412	1,004
Variation margin on futures contracts	5	—	83	99
Accrued liabilities:
Investment advisory fees	27	9,278	322	1,085
Administration fees	1	976	64	45
Distribution fees	11	988	62	104
Service fees	15	2,099	91	74
Custodian and accounting fees	7	207	13	34
Trustees’ and Chief Compliance Officer’s fees	—	— (a)	— (a)	— (a)
Other	76	259	47	38
Total Liabilities	17,711	243,049	44,772	570,363
Net Assets	$169,390	$29,813,413	$1,514,382	$2,388,240

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan U.S. Applied Data Science Value Fund	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund
NET ASSETS:
Paid-in-Capital	$127,229	$16,138,312	$640,029	$1,125,859
Total distributable earnings (loss)	42,161	13,675,101	874,353	1,262,381
Total Net Assets	$169,390	$29,813,413	$1,514,382	$2,388,240
Net Assets:
Class A	$40,768	$2,588,595	$169,418	$319,841
Class C	2,454	479,929	12,253	61,460
Class I	81,291	5,174,279	178,092	1,480,079
Class L	—	2,919,844	—	—
Class R2	2,541	304,643	49,552	7,541
Class R3	—	248,284	—	—
Class R4	—	100,044	—	—
Class R5	4,292	1,289,344	158,691	44,798
Class R6	38,044	16,708,451	946,376	474,521
Total	$169,390	$29,813,413	$1,514,382	$2,388,240
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	1,374	105,830	2,086	16,083
Class C	86	20,702	158	3,962
Class I	2,701	210,635	2,128	70,443
Class L	—	118,543	—	—
Class R2	87	12,633	639	435
Class R3	—	10,203	—	—
Class R4	—	4,079	—	—
Class R5	142	52,319	1,938	2,098
Class R6	1,260	676,125	11,558	22,218
Net Asset Value (a):
Class A — Redemption price per share	$29.68	$24.46	$81.19	$19.89
Class C — Offering price per share (b)	28.90	23.18	77.45	15.51
Class I — Offering and redemption price per share	30.10	24.57	83.69	21.01
Class L — Offering and redemption price per share	—	24.63	—	—
Class R2 — Offering and redemption price per share	29.19	24.11	77.56	17.35
Class R3 — Offering and redemption price per share	—	24.33	—	—
Class R4 — Offering and redemption price per share	—	24.52	—	—
Class R5 — Offering and redemption price per share	30.18	24.64	81.89	21.36
Class R6 — Offering and redemption price per share	30.18	24.71	81.89	21.36
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$31.32	$25.82	$85.69	$20.99
Cost of investments in non-affiliates	$133,493	$17,257,438	$669,007	$1,734,203
Cost of investments in affiliates	1,157	269,804	19,422	62,838
Proceeds from securities sold short	—	—	—	583,569

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	67

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2024 (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan U.S. Research Enhanced Equity Fund	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
ASSETS:
Investments in non-affiliates, at value	$9,234,008	$212,737	$5,614,670
Investments in affiliates, at value	193,056	4,615	81,551
Cash	873	15	306
Deposits at broker for futures contracts	8,436	217	—
Receivables:
Investment securities sold	6,509	—	—
Fund shares sold	2,977	220	4,238
Dividends from non-affiliates	5,488	110	4,613
Dividends from affiliates	29	1	12
Securities lending income (See Note 2.C.)	—	—	— (a)
Total Assets	9,451,376	217,915	5,705,390
LIABILITIES:
Payables:
Investment securities purchased	6,533	—	—
Fund shares redeemed	70,227	305	4,060
Variation margin on futures contracts	808	16	—
Accrued liabilities:
Investment advisory fees	1,480	38	1,697
Administration fees	298	3	242
Distribution fees	39	15	331
Service fees	82	5	755
Custodian and accounting fees	76	7	43
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	—
Other	199	55	274
Total Liabilities	79,742	444	7,402
Net Assets	$9,371,634	$217,471	$5,697,988

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan U.S. Research Enhanced Equity Fund	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
NET ASSETS:
Paid-in-Capital	$4,954,542	$158,656	$4,413,176
Total distributable earnings (loss)	4,417,092	58,815	1,284,812
Total Net Assets	$9,371,634	$217,471	$5,697,988
Net Assets:
Class A	$189,141	$58,599	$1,258,586
Class C	—	4,838	113,163
Class I	854,011	85,970	2,436,511
Class R2	—	—	6,195
Class R3	—	—	8,937
Class R4	—	—	2,834
Class R5	—	—	9,619
Class R6	8,328,482	68,064	1,862,143
Total	$9,371,634	$217,471	$5,697,988
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	4,480	812	16,856
Class C	—	69	1,727
Class I	19,951	1,178	30,611
Class R2	—	—	83
Class R3	—	—	112
Class R4	—	—	35
Class R5	—	—	120
Class R6	194,893	933	23,196
Net Asset Value (a):
Class A — Redemption price per share	$42.22	$72.21	$74.67
Class C — Offering price per share (b)	—	70.53	65.56
Class I — Offering and redemption price per share	42.81	72.95	79.59
Class R2 — Offering and redemption price per share	—	—	74.78
Class R3 — Offering and redemption price per share	—	—	79.38
Class R4 — Offering and redemption price per share	—	—	79.60
Class R5 — Offering and redemption price per share	—	—	80.25
Class R6 — Offering and redemption price per share	42.73	72.93	80.28
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$44.56	$76.21	$78.81
Cost of investments in non-affiliates	$5,080,142	$138,922	$4,354,168
Cost of investments in affiliates	193,051	4,615	81,551

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	69

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2024
(Amounts in thousands)

	JPMorgan Equity Income Fund	JPMorgan Equity Index Fund	JPMorgan Equity Premium Income Fund	JPMorgan Hedged Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$149	$379,517	$637
Interest income from affiliates	17	—	668	2
Dividend income from non-affiliates	1,234,681	130,123	88,334	240,941
Dividend income from affiliates	13,217	4,902	2,984	19,039
Income from securities lending (net) (See Note 2.C.)	1,449	285	83	—
Total investment income	1,249,364	135,459	471,586	260,619
EXPENSES:
Investment advisory fees	183,613	3,555	14,963	43,212
Administration fees	15,806	6,658	4,483	11,137
Distribution fees:
Class A	10,948	2,083	1,163	3,269
Class C	6,480	668	1,997	3,416
Class R2	500	—	—	—
Class R3	511	—	—	—
Service fees:
Class A	10,948	2,083	1,163	3,269
Class C	2,160	223	666	1,139
Class I	42,641	2,722	9,633	34,376
Class R2	250	—	—	—
Class R3	511	—	—	—
Class R4	547	—	—	—
Class R5	1,131	—	— (a)	6
Custodian and accounting fees	1,418	308	224	544
Interest expense to affiliates	1	4	53	— (a)
Professional fees	256	93	119	151
Trustees’ and Chief Compliance Officer’s fees	186	55	45	85
Printing and mailing costs	2,462	148	395	588
Registration and filing fees	304	36	357	42
Transfer agency fees (See Note 2.K.)	1,121	293	165	319
Other	501	103	89	140
Total expenses	282,295	19,032	35,515	101,693
Less fees waived	(504)	(9,103)	(174)	(715)
Less expense reimbursements	(4)	(53)	(3)	(2)
Net expenses	281,787	9,876	35,338	100,976
Net investment income (loss)	967,577	125,583	436,248	159,643

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan Equity Income Fund	JPMorgan Equity Index Fund	JPMorgan Equity Premium Income Fund	JPMorgan Hedged Equity Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$1,671,866	$(7,926)	$(456,916)	$1,080,095
Investments in affiliates	187	186	(11)	—
Options purchased	—	—	—	(661,953)
Futures contracts	—	10,026	(1,320)	69,813
Options written	—	—	—	(1,192,079)
Net realized gain (loss)	1,672,053	2,286	(458,247)	(704,124)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,970,677	1,842,194	603,026	2,845,975
Investments in affiliates	(57)	36,066	—	—
Options purchased	—	—	—	2,393
Futures contracts	—	(921)	(511)	(5,358)
Options written	—	—	—	10,248
Change in net unrealized appreciation/depreciation	1,970,620	1,877,339	602,515	2,853,258
Net realized/unrealized gains (losses)	3,642,673	1,879,625	144,268	2,149,134
Change in net assets resulting from operations	$4,610,250	$2,005,208	$580,516	$2,308,777
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	71

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2024 (continued)
(Amounts in thousands)

	JPMorgan Hedged Equity 2 Fund	JPMorgan Hedged Equity 3 Fund	JPMorgan Large Cap Growth Fund	JPMorgan Large Cap Value Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$226	$119	$—	$127
Interest income from affiliates	— (a)	— (a)	5	— (a)
Dividend income from non-affiliates	66,103	37,396	388,233	82,628
Dividend income from affiliates	4,384	2,421	139,626	4,060
Income from securities lending (net) (See Note 2.C.)	—	—	151	279
Total investment income	70,713	39,936	528,015	87,094
EXPENSES:
Investment advisory fees	11,669	6,668	337,039	14,674
Administration fees	3,496	1,998	18,789	2,747
Distribution fees:
Class A	643	316	13,649	722
Class C	1,675	833	5,392	629
Class R2	—	—	936	71
Class R3	—	—	1,431	30
Service fees:
Class A	643	316	13,649	722
Class C	559	278	1,797	210
Class I	9,283	5,331	46,079	3,530
Class R2	—	—	468	35
Class R3	—	—	1,431	30
Class R4	—	—	1,494	4
Class R5	1	— (a)	902	32
Custodian and accounting fees	166	115	2,411	124
Interest expense to affiliates	—	—	2	—
Professional fees	108	100	359	72
Trustees’ and Chief Compliance Officer’s fees	41	34	271	38
Printing and mailing costs	265	119	2,243	209
Registration and filing fees	98	72	1,328	274
Transfer agency fees (See Note 2.K.)	67	34	1,398	258
Other	89	58	735	51
Total expenses	28,803	16,272	451,803	24,462
Less fees waived	(129)	(110)	(37,881)	(2,410)
Less expense reimbursements	(2)	(1)	(80)	(16)
Net expenses	28,672	16,161	413,842	22,036
Net investment income (loss)	42,041	23,775	114,173	65,058

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan Hedged Equity 2 Fund	JPMorgan Hedged Equity 3 Fund	JPMorgan Large Cap Growth Fund	JPMorgan Large Cap Value Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$246,710	$119,145	$954,608	$322,864
Investments in affiliates	—	—	(304)	13
Options purchased	(71,334)	(103,277)	—	—
Futures contracts	6,273	11,184	—	—
Foreign currency transactions	—	—	—	(2)
Options written	(478,094)	(143,786)	—	—
Net realized gain (loss)	(296,445)	(116,734)	954,304	322,875
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	847,672	522,358	23,164,757	76,976
Investments in affiliates	—	—	(3)	—
Options purchased	21,267	14,823	—	—
Futures contracts	(1,240)	(570)	—	—
Options written	(55,895)	27,171	—	—
Change in net unrealized appreciation/depreciation	811,804	563,782	23,164,754	76,976
Net realized/unrealized gains (losses)	515,359	447,048	24,119,058	399,851
Change in net assets resulting from operations	$557,400	$470,823	$24,233,231	$464,909
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	73

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2024 (continued)
(Amounts in thousands)

	JPMorgan U.S. Applied Data Science Value Fund	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$12	$238	$40	$50
Interest income from affiliates	—	7	—	3
Dividend income from non-affiliates	3,821	356,922	9,146	25,256
Dividend income from affiliates	127	14,013	857	2,782
Income from securities lending (net) (See Note 2.C.)	—	9	6	—
Total investment income	3,960	371,189	10,049	28,091
EXPENSES:
Investment advisory fees	512	102,094	3,778	11,192
Administration fees	128	13,825	943	1,290
Distribution fees:
Class A	107	5,478	335	657
Class C	24	3,154	88	310
Class R2	12	1,352	208	32
Class R3	—	516	—	—
Service fees:
Class A	107	5,478	335	657
Class C	8	1,052	29	103
Class I	202	10,338	329	2,581
Class L	—	2,334	—	—
Class R2	6	676	104	16
Class R3	—	516	—	—
Class R4	—	207	—	—
Class R5	4	1,164	135	36
Custodian and accounting fees	28	782	46	80
Interest expense to affiliates	—	1	—	— (a)
Professional fees	56	163	62	71
Trustees’ and Chief Compliance Officer’s fees	26	110	29	31
Printing and mailing costs	20	943	26	51
Registration and filing fees	82	607	90	148
Transfer agency fees (See Note 2.K.)	11	662	49	48
Dividend expense to non-affiliates on securities sold short	—	—	—	10,642
Interest expense to non-affiliates on securities sold short	—	—	—	2,374
Other	16	288	25	26
Total expenses	1,349	151,740	6,611	30,345
Less fees waived	(431)	(7,197)	(779)	(4,473)
Less expense reimbursements	(1)	(180)	(3)	(2)
Net expenses	917	144,363	5,829	25,870
Net investment income (loss)	3,043	226,826	4,220	2,221

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan U.S. Applied Data Science Value Fund	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$10,538	$1,490,264	$70,003	$184,411
Investments in affiliates	— (a)	95	(4)	(2)
Futures contracts	373	6,688	1,911	6,790
Securities sold short	—	—	—	(42,496)
Net realized gain (loss)	10,911	1,497,047	71,910	148,703
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	10,630	4,443,813	322,462	354,996
Investments in affiliates	— (a)	(5)	—	— (a)
Futures contracts	(72)	—	(312)	(201)
Securities sold short	—	—	—	1,299
Change in net unrealized appreciation/depreciation	10,558	4,443,808	322,150	356,094
Net realized/unrealized gains (losses)	21,469	5,940,855	394,060	504,797
Change in net assets resulting from operations	$24,512	$6,167,681	$398,280	$507,018

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	75

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2024 (continued)
(Amounts in thousands)

	JPMorgan U.S. Research Enhanced Equity Fund	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$222	$11	$—
Interest income from affiliates	1	—	— (a)
Dividend income from non-affiliates	112,394	2,367	111,505
Dividend income from affiliates	5,206	160	5,638
Income from securities lending (net) (See Note 2.C.)	—	—	9
Total investment income	117,823	2,538	117,152
EXPENSES:
Investment advisory fees	20,239	571	20,998
Administration fees	6,064	142	3,932
Distribution fees:
Class A	440	125	2,848
Class C	—	32	819
Class R2	—	—	28
Class R3	—	—	26
Service fees:
Class A	440	125	2,848
Class C	—	11	273
Class I	1,892	195	5,875
Class R2	—	—	14
Class R3	—	—	26
Class R4	—	—	9
Class R5	—	—	10
Custodian and accounting fees	257	25	164
Professional fees	94	56	80
Trustees’ and Chief Compliance Officer’s fees	52	26	43
Printing and mailing costs	159	40	271
Registration and filing fees	240	45	453
Transfer agency fees (See Note 2.K.)	96	10	233
Other	95	12	57
Total expenses	30,068	1,415	39,007
Less fees waived	(8,541)	(548)	(3,231)
Less expense reimbursements	(1)	(1)	(32)
Net expenses	21,526	866	35,744
Net investment income (loss)	96,297	1,672	81,408

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan U.S. Research Enhanced Equity Fund	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$365,431	$7,001	$51,660
Investments in affiliates	10	— (a)	48
Futures contracts	24,040	448	—
Net realized gain (loss)	389,481	7,449	51,708
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,485,105	38,977	568,625
Investments in affiliates	3	— (a)	(7)
Futures contracts	(1,840)	(39)	—
Change in net unrealized appreciation/depreciation	1,483,268	38,938	568,618
Net realized/unrealized gains (losses)	1,872,749	46,387	620,326
Change in net assets resulting from operations	$1,969,046	$48,059	$701,734

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	77

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Equity Income Fund		JPMorgan Equity Index Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$967,577	$1,037,438	$125,583	$116,451
Net realized gain (loss)	1,672,053	490,464	2,286	(148,590)
Change in net unrealized appreciation/depreciation	1,970,620	1,891,205	1,877,339	1,370,519
Change in net assets resulting from operations	4,610,250	3,419,107	2,005,208	1,338,380
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(112,167)	(168,036)	(8,930)	(8,879)
Class C	(18,317)	(37,071)	(423)	(595)
Class I	(468,850)	(712,740)	(14,562)	(14,064)
Class R2	(2,327)	(3,638)	—	—
Class R3	(5,254)	(8,671)	—	—
Class R4	(5,968)	(9,017)	—	—
Class R5	(33,424)	(52,737)	—	—
Class R6	(659,708)	(898,296)	(101,653)	(93,153)
Total distributions to shareholders	(1,306,015)	(1,890,206)	(125,568)	(116,691)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(6,628,397)	390,632	437,146	(457,334)
NET ASSETS:
Change in net assets	(3,324,162)	1,919,533	2,316,786	764,355
Beginning of period	47,890,947	45,971,414	8,022,139	7,257,784
End of period	$44,566,785	$47,890,947	$10,338,925	$8,022,139
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan Equity Premium Income Fund		JPMorgan Hedged Equity Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$436,248	$511,995	$159,643	$158,910
Net realized gain (loss)	(458,247)	(503,117)	(704,124)	(339,696)
Change in net unrealized appreciation/depreciation	602,515	485,760	2,853,258	2,291,782
Change in net assets resulting from operations	580,516	494,638	2,308,777	2,110,996
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(32,790)	(57,430)	(8,877)	(11,178)
Class C	(17,436)	(41,689)	(1,002)	(1,340)
Class I	(281,176)	(296,490)	(127,914)	(126,466)
Class R5	(33)	(53)	(63)	(67)
Class R6	(105,843)	(118,435)	(21,019)	(20,453)
Total distributions to shareholders	(437,278)	(514,097)	(158,875)	(159,504)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	261,302	2,230,986	1,532,084	(2,436,362)
NET ASSETS:
Change in net assets	404,540	2,211,527	3,681,986	(484,870)
Beginning of period	5,822,118	3,610,591	16,009,464	16,494,334
End of period	$6,226,658	$5,822,118	$19,691,450	$16,009,464
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	79

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Hedged Equity 2 Fund		JPMorgan Hedged Equity 3 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$42,041	$48,659	$23,775	$25,477
Net realized gain (loss)	(296,445)	(369,209)	(116,734)	(244,555)
Change in net unrealized appreciation/depreciation	811,804	888,868	563,782	499,236
Change in net assets resulting from operations	557,400	568,318	470,823	280,158
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,710)	(19,932)	(813)	(2,250)
Class C	(423)	(13,519)	(203)	(1,475)
Class I	(34,362)	(230,748)	(19,234)	(46,550)
Class R5	(9)	(43)	— (a)	(8)
Class R6	(5,646)	(26,056)	(3,412)	(3,435)
Total distributions to shareholders	(42,150)	(290,298)	(23,662)	(53,718)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(376,204)	(1,287,993)	126,169	(744,217)
NET ASSETS:
Change in net assets	139,046	(1,009,973)	573,330	(517,777)
Beginning of period	4,613,494	5,623,467	2,333,516	2,851,293
End of period	$4,752,540	$4,613,494	$2,906,846	$2,333,516

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan Large Cap Growth Fund		JPMorgan Large Cap Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$114,173	$227,848	$65,058	$55,490
Net realized gain (loss)	954,304	(1,770,410)	322,875	145,602
Change in net unrealized appreciation/depreciation	23,164,754	12,431,756	76,976	182,427
Change in net assets resulting from operations	24,233,231	10,889,194	464,909	383,519
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(117,896)	(14,392)	(14,725)
Class C	—	(24,062)	(3,999)	(4,711)
Class I	(21,930)	(364,265)	(74,780)	(79,002)
Class R2	—	(3,100)	(679)	(706)
Class R3	(347)	(7,437)	(632)	(404)
Class R4	(851)	(6,490)	(78)	(34)
Class R5	(2,077)	(20,860)	(1,765)	(1,559)
Class R6	(144,889)	(676,915)	(101,287)	(97,557)
Total distributions to shareholders	(170,094)	(1,221,025)	(197,612)	(198,698)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	9,430,366	19,571,678	505,241	86,714
NET ASSETS:
Change in net assets	33,493,503	29,239,847	772,538	271,535
Beginning of period	60,586,545	31,346,698	3,467,553	3,196,018
End of period	$94,080,048	$60,586,545	$4,240,091	$3,467,553
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	81

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan U.S. Applied Data Science Value Fund		JPMorgan U.S. Equity Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,043	$3,568	$226,826	$234,891
Net realized gain (loss)	10,911	10,835	1,497,047	619,922
Change in net unrealized appreciation/depreciation	10,558	4,664	4,443,808	2,704,080
Change in net assets resulting from operations	24,512	19,067	6,167,681	3,558,893
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(2,997)	(2,983)	(34,267)	(77,126)
Class C	(217)	(348)	(5,216)	(15,439)
Class I	(5,794)	(5,805)	(75,398)	(111,968)
Class L	—	—	(43,883)	(81,148)
Class R2	(171)	(159)	(3,653)	(10,023)
Class R3	—	—	(3,237)	(7,635)
Class R4	—	—	(1,479)	(2,803)
Class R5	(281)	(245)	(22,826)	(47,765)
Class R6	(2,739)	(2,647)	(300,012)	(608,833)
Total distributions to shareholders	(12,199)	(12,187)	(489,971)	(962,740)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(20,502)	(25,799)	962,638	1,970,003
NET ASSETS:
Change in net assets	(8,189)	(18,919)	6,640,348	4,566,156
Beginning of period	177,579	196,498	23,173,065	18,606,909
End of period	$169,390	$177,579	$29,813,413	$23,173,065
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan U.S. GARP Equity Fund		JPMorgan U.S. Large Cap Core Plus Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,220	$5,717	$2,221	$2,543
Net realized gain (loss)	71,910	(2,346)	148,703	341,009
Change in net unrealized appreciation/depreciation	322,150	250,354	356,094	(28,435)
Change in net assets resulting from operations	398,280	253,725	507,018	315,117
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(930)	(3,541)	(26,732)	(57,958)
Class C	(78)	(679)	(5,198)	(8,148)
Class I	(1,115)	(3,403)	(100,147)	(214,694)
Class R2	(264)	(1,206)	(770)	(1,333)
Class R5	(1,369)	(4,404)	(3,591)	(6,790)
Class R6	(8,988)	(28,012)	(32,343)	(78,294)
Total distributions to shareholders	(12,744)	(41,245)	(168,781)	(367,217)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(17,228)	(42,555)	621,584	(156,551)
NET ASSETS:
Change in net assets	368,308	169,925	959,821	(208,651)
Beginning of period	1,146,074	976,149	1,428,419	1,637,070
End of period	$1,514,382	$1,146,074	$2,388,240	$1,428,419
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	83

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan U.S. Research Enhanced Equity Fund		JPMorgan U.S. Sustainable Leaders Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$96,297	$93,477	$1,672	$1,723
Net realized gain (loss)	389,481	(57,184)	7,449	(14,145)
Change in net unrealized appreciation/depreciation	1,483,268	1,292,065	38,938	40,696
Change in net assets resulting from operations	1,969,046	1,328,358	48,059	28,274
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,743)	(4,208)	(381)	(374)
Class C	—	—	(10)	(16)
Class I	(9,378)	(18,484)	(761)	(927)
Class R6	(94,354)	(171,013)	(586)	(594)
Total distributions to shareholders	(105,475)	(193,705)	(1,738)	(1,911)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(52,956)	(324,672)	(4,851)	(35,768)
NET ASSETS:
Change in net assets	1,810,615	809,981	41,470	(9,405)
Beginning of period	7,561,019	6,751,038	176,001	185,406
End of period	$9,371,634	$7,561,019	$217,471	$176,001
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan U.S. Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$81,408	$62,112
Net realized gain (loss)	51,708	(19,251)
Change in net unrealized appreciation/depreciation	568,618	380,248
Change in net assets resulting from operations	701,734	423,109
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(15,859)	(15,303)
Class C	(1,227)	(1,362)
Class I	(35,684)	(33,217)
Class R2	(63)	(58)
Class R3	(126)	(138)
Class R4	(48)	(44)
Class R5	(164)	(132)
Class R6	(29,023)	(18,946)
Total distributions to shareholders	(82,194)	(69,200)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	373,543	1,536,668
NET ASSETS:
Change in net assets	993,083	1,890,577
Beginning of period	4,704,905	2,814,328
End of period	$5,697,988	$4,704,905
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	85

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Equity Income Fund		JPMorgan Equity Index Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$474,879	$461,442	$101,173	$80,596
Distributions reinvested	104,336	155,671	8,584	8,557
Cost of shares redeemed	(867,859)	(906,349)	(102,906)	(87,703)
Change in net assets resulting from Class A capital transactions	(288,644)	(289,236)	6,851	1,450
Class C
Proceeds from shares issued	27,076	30,826	9,259	11,116
Distributions reinvested	16,905	34,192	379	515
Cost of shares redeemed	(343,123)	(312,013)	(27,876)	(20,412)
Change in net assets resulting from Class C capital transactions	(299,142)	(246,995)	(18,238)	(8,781)
Class I
Proceeds from shares issued	2,197,361	3,998,322	284,182	250,536
Distributions reinvested	424,957	648,293	13,817	13,326
Cost of shares redeemed	(6,220,404)	(4,342,186)	(231,292)	(572,728)
Change in net assets resulting from Class I capital transactions	(3,598,086)	304,429	66,707	(308,866)
Class R2
Proceeds from shares issued	10,900	19,183	—	—
Distributions reinvested	2,295	3,586	—	—
Cost of shares redeemed	(28,544)	(23,483)	—	—
Change in net assets resulting from Class R2 capital transactions	(15,349)	(714)	—	—
Class R3
Proceeds from shares issued	31,210	49,432	—	—
Distributions reinvested	4,282	6,709	—	—
Cost of shares redeemed	(105,455)	(66,619)	—	—
Change in net assets resulting from Class R3 capital transactions	(69,963)	(10,478)	—	—
Class R4
Proceeds from shares issued	26,494	98,579	—	—
Distributions reinvested	5,968	9,017	—	—
Cost of shares redeemed	(97,769)	(73,719)	—	—
Change in net assets resulting from Class R4 capital transactions	(65,307)	33,877	—	—
Class R5
Proceeds from shares issued	160,612	213,246	—	—
Distributions reinvested	32,722	51,510	—	—
Cost of shares redeemed	(667,169)	(357,218)	—	—
Change in net assets resulting from Class R5 capital transactions	(473,835)	(92,462)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan Equity Income Fund		JPMorgan Equity Index Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$2,874,729	$4,246,117	$1,054,010	$1,167,392
Distributions reinvested	636,688	866,095	100,847	92,124
Cost of shares redeemed	(5,329,488)	(4,420,001)	(773,031)	(1,400,653)
Change in net assets resulting from Class R6 capital transactions	(1,818,071)	692,211	381,826	(141,137)
Total change in net assets resulting from capital transactions	$(6,628,397)	$390,632	$437,146	$(457,334)
SHARE TRANSACTIONS:
Class A
Issued	21,168	21,135	1,423	1,350
Reinvested	4,674	7,032	118	144
Redeemed	(38,804)	(41,471)	(1,449)	(1,464)
Change in Class A Shares	(12,962)	(13,304)	92	30
Class C
Issued	1,226	1,438	134	188
Reinvested	777	1,575	5	9
Redeemed	(15,780)	(14,635)	(400)	(346)
Change in Class C Shares	(13,777)	(11,622)	(261)	(149)
Class I
Issued	96,189	179,200	4,014	4,129
Reinvested	18,672	28,756	190	225
Redeemed	(272,863)	(195,289)	(3,211)	(9,646)
Change in Class I Shares	(158,002)	12,667	993	(5,292)
Class R2
Issued	488	886	—	—
Reinvested	104	163	—	—
Redeemed	(1,286)	(1,085)	—	—
Change in Class R2 Shares	(694)	(36)	—	—
Class R3
Issued	1,384	2,266	—	—
Reinvested	192	303	—	—
Redeemed	(4,608)	(3,062)	—	—
Change in Class R3 Shares	(3,032)	(493)	—	—
Class R4
Issued	1,160	4,435	—	—
Reinvested	263	401	—	—
Redeemed	(4,363)	(3,329)	—	—
Change in Class R4 Shares	(2,940)	1,507	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	87

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Equity Income Fund		JPMorgan Equity Index Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class R5
Issued	7,004	9,554	—	—
Reinvested	1,438	2,284	—	—
Redeemed	(28,437)	(16,199)	—	—
Change in Class R5 Shares	(19,995)	(4,361)	—	—
Class R6
Issued	125,803	190,860	14,642	19,404
Reinvested	27,943	38,463	1,384	1,548
Redeemed	(232,690)	(198,224)	(10,801)	(23,106)
Change in Class R6 Shares	(78,944)	31,099	5,225	(2,154)
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan Equity Premium Income Fund		JPMorgan Hedged Equity Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$251,147	$269,194	$366,327	$413,623
Distributions reinvested	32,489	57,042	8,829	11,121
Cost of shares redeemed	(151,996)	(822,646)	(414,037)	(949,459)
Change in net assets resulting from Class A capital transactions	131,640	(496,410)	(38,881)	(524,715)
Class C
Proceeds from shares issued	91,300	120,242	105,638	32,667
Distributions reinvested	17,368	41,661	1,002	1,340
Cost of shares redeemed	(42,446)	(673,497)	(89,357)	(88,050)
Change in net assets resulting from Class C capital transactions	66,222	(511,594)	17,283	(54,043)
Class I
Proceeds from shares issued	1,899,414	3,114,570	4,608,281	2,707,387
Distributions reinvested	274,702	289,837	124,164	123,008
Cost of shares redeemed	(1,747,336)	(1,606,406)	(3,579,626)	(4,461,761)
Change in net assets resulting from Class I capital transactions	426,780	1,798,001	1,152,819	(1,631,366)
Class R5
Proceeds from shares issued	374	537	661	698
Distributions reinvested	33	53	63	67
Cost of shares redeemed	(824)	(46)	(1,654)	(795)
Change in net assets resulting from Class R5 capital transactions	(417)	544	(930)	(30)
Class R6
Proceeds from shares issued	89,356	1,672,438	994,924	363,419
Distributions reinvested	99,145	109,541	10,673	9,007
Cost of shares redeemed	(551,424)	(341,534)	(603,804)	(598,634)
Change in net assets resulting from Class R6 capital transactions	(362,923)	1,440,445	401,793	(226,208)
Total change in net assets resulting from capital transactions	$261,302	$2,230,986	$1,532,084	$(2,436,362)
SHARE TRANSACTIONS:
Class A
Issued	18,250	19,716	12,875	16,545
Reinvested	2,356	4,202	310	447
Redeemed	(11,084)	(61,516)	(14,536)	(38,851)
Change in Class A Shares	9,522	(37,598)	(1,351)	(21,859)
Class C
Issued	6,633	8,815	3,734	1,266
Reinvested	1,259	3,068	36	55
Redeemed	(3,070)	(50,406)	(3,196)	(3,555)
Change in Class C Shares	4,822	(38,523)	574	(2,234)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	89

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Equity Premium Income Fund		JPMorgan Hedged Equity Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class I
Issued	137,688	228,048	161,008	105,360
Reinvested	19,915	21,311	4,320	4,890
Redeemed	(127,259)	(118,698)	(125,195)	(178,074)
Change in Class I Shares	30,344	130,661	40,133	(67,824)
Class R5
Issued	26	39	24	27
Reinvested	3	4	2	3
Redeemed	(60)	(3)	(58)	(31)
Change in Class R5 Shares	(31)	40	(32)	(1)
Class R6
Issued	6,496	125,253	34,871	14,409
Reinvested	7,203	8,022	369	357
Redeemed	(40,090)	(25,171)	(21,331)	(23,593)
Change in Class R6 Shares	(26,391)	108,104	13,909	(8,827)
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan Hedged Equity 2 Fund		JPMorgan Hedged Equity 3 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$52,638	$137,526	$41,397	$58,361
Distributions reinvested	1,707	19,929	810	2,244
Cost of shares redeemed	(99,956)	(195,721)	(42,917)	(62,266)
Change in net assets resulting from Class A capital transactions	(45,611)	(38,266)	(710)	(1,661)
Class C
Proceeds from shares issued	32,284	45,876	26,762	37,075
Distributions reinvested	422	13,509	201	1,466
Cost of shares redeemed	(63,073)	(79,358)	(28,818)	(39,960)
Change in net assets resulting from Class C capital transactions	(30,367)	(19,973)	(1,855)	(1,419)
Class I
Proceeds from shares issued	1,701,540	2,380,852	1,157,344	1,619,694
Distributions reinvested	33,482	228,481	18,942	46,107
Cost of shares redeemed	(1,918,291)	(3,279,976)	(1,170,627)	(2,185,835)
Change in net assets resulting from Class I capital transactions	(183,269)	(670,643)	5,659	(520,034)
Class R5
Proceeds from shares issued	71	159	—	351
Distributions reinvested	9	43	— (a)	8
Cost of shares redeemed	(108)	(62)	(5)	(470)
Change in net assets resulting from Class R5 capital transactions	(28)	140	(5)	(111)
Class R6
Proceeds from shares issued	311,448	647,862	258,885	181,537
Distributions reinvested	5,331	25,748	3,148	3,314
Cost of shares redeemed	(433,708)	(1,232,861)	(138,953)	(405,843)
Change in net assets resulting from Class R6 capital transactions	(116,929)	(559,251)	123,080	(220,992)
Total change in net assets resulting from capital transactions	$(376,204)	$(1,287,993)	$126,169	$(744,217)
SHARE TRANSACTIONS:
Class A
Issued	3,318	9,036	2,520	4,028
Reinvested	106	1,389	49	155
Redeemed	(6,235)	(13,121)	(2,598)	(4,278)
Change in Class A Shares	(2,811)	(2,696)	(29)	(95)
Class C
Issued	2,018	3,079	1,654	2,567
Reinvested	27	946	12	101
Redeemed	(3,959)	(5,360)	(1,759)	(2,750)
Change in Class C Shares	(1,914)	(1,335)	(93)	(82)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	91

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Hedged Equity 2 Fund		JPMorgan Hedged Equity 3 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class I
Issued	106,534	159,350	70,639	112,208
Reinvested	2,072	15,870	1,131	3,178
Redeemed	(119,230)	(220,794)	(70,009)	(149,700)
Change in Class I Shares	(10,624)	(45,574)	1,761	(34,314)
Class R5
Issued	4	10	—	25
Reinvested	1	3	— (a)	1
Redeemed	(7)	(4)	(1)	(33)
Change in Class R5 Shares	(2)	9	(1)	(7)
Class R6
Issued	19,836	44,429	15,990	12,796
Reinvested	332	1,780	186	227
Redeemed	(26,802)	(81,465)	(8,076)	(27,983)
Change in Class R6 Shares	(6,634)	(35,256)	8,100	(14,960)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan Large Cap Growth Fund		JPMorgan Large Cap Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,164,930	$870,898	$42,710	$91,301
Distributions reinvested	—	109,274	14,115	14,411
Cost of shares redeemed	(909,031)	(804,852)	(70,402)	(65,188)
Change in net assets resulting from Class A capital transactions	255,899	175,320	(13,577)	40,524
Class C
Proceeds from shares issued	216,550	103,505	10,707	29,810
Distributions reinvested	—	22,030	3,987	4,710
Cost of shares redeemed	(174,049)	(149,550)	(30,486)	(26,960)
Change in net assets resulting from Class C capital transactions	42,501	(24,015)	(15,792)	7,560
Class I
Proceeds from shares issued	6,590,720	6,518,736	1,012,719	699,307
Distributions reinvested	19,621	336,415	68,827	74,628
Cost of shares redeemed	(5,408,878)	(3,306,703)	(643,129)	(822,548)
Change in net assets resulting from Class I capital transactions	1,201,463	3,548,448	438,417	(48,613)
Class R2
Proceeds from shares issued	100,595	41,401	3,239	3,171
Distributions reinvested	—	3,038	677	703
Cost of shares redeemed	(51,352)	(28,556)	(4,134)	(3,162)
Change in net assets resulting from Class R2 capital transactions	49,243	15,883	(218)	712
Class R3
Proceeds from shares issued	383,762	160,354	3,405	5,295
Distributions reinvested	283	5,057	632	404
Cost of shares redeemed	(217,533)	(70,463)	(2,295)	(1,334)
Change in net assets resulting from Class R3 capital transactions	166,512	94,948	1,742	4,365
Class R4
Proceeds from shares issued	214,168	351,742	884	770
Distributions reinvested	826	6,116	77	34
Cost of shares redeemed	(190,307)	(74,599)	(191)	(80)
Change in net assets resulting from Class R4 capital transactions	24,687	283,259	770	724
Class R5
Proceeds from shares issued	198,025	328,090	9,664	11,223
Distributions reinvested	2,028	20,245	1,658	1,519
Cost of shares redeemed	(443,519)	(183,419)	(7,983)	(7,261)
Change in net assets resulting from Class R5 capital transactions	(243,466)	164,916	3,339	5,481
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	93

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Large Cap Growth Fund		JPMorgan Large Cap Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$16,706,100	$18,301,512	$341,179	$429,363
Distributions reinvested	137,456	651,685	99,088	94,910
Cost of shares redeemed	(8,910,029)	(3,640,278)	(349,707)	(448,312)
Change in net assets resulting from Class R6 capital transactions	7,933,527	15,312,919	90,560	75,961
Total change in net assets resulting from capital transactions	$9,430,366	$19,571,678	$505,241	$86,714
SHARE TRANSACTIONS:
Class A
Issued	19,277	18,541	2,226	4,907
Reinvested	—	2,391	742	772
Redeemed	(15,062)	(17,198)	(3,655)	(3,518)
Change in Class A Shares	4,215	3,734	(687)	2,161
Class C
Issued	5,351	3,313	588	1,685
Reinvested	—	728	222	266
Redeemed	(4,419)	(4,826)	(1,686)	(1,534)
Change in Class C Shares	932	(785)	(876)	417
Class I
Issued	106,184	135,810	52,517	38,688
Reinvested	330	7,184	3,692	4,089
Redeemed	(86,145)	(68,687)	(34,003)	(45,461)
Change in Class I Shares	20,369	74,307	22,206	(2,684)
Class R2
Issued	1,826	944	169	173
Reinvested	—	71	36	38
Redeemed	(908)	(653)	(214)	(173)
Change in Class R2 Shares	918	362	(9)	38
Class R3
Issued	6,632	3,392	185	289
Reinvested	5	110	34	22
Redeemed	(3,390)	(1,484)	(122)	(73)
Change in Class R3 Shares	3,247	2,018	97	238
Class R4
Issued	3,562	7,214	44	40
Reinvested	14	131	4	2
Redeemed	(3,025)	(1,548)	(10)	(4)
Change in Class R4 Shares	551	5,797	38	38
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan Large Cap Growth Fund		JPMorgan Large Cap Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class R5
Issued	3,155	6,625	509	611
Reinvested	33	417	88	82
Redeemed	(7,123)	(3,725)	(417)	(395)
Change in Class R5 Shares	(3,935)	3,317	180	298
Class R6
Issued	260,917	361,060	18,164	23,620
Reinvested	2,206	13,285	5,288	5,183
Redeemed	(134,731)	(71,808)	(18,626)	(24,411)
Change in Class R6 Shares	128,392	302,537	4,826	4,392
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	95

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan U.S. Applied Data Science Value Fund		JPMorgan U.S. Equity Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$2,696	$4,640	$516,558	$447,790
Distributions reinvested	2,890	2,875	32,444	72,047
Cost of shares redeemed	(14,989)	(12,011)	(374,492)	(389,511)
Change in net assets resulting from Class A capital transactions	(9,403)	(4,496)	174,510	130,326
Class C
Proceeds from shares issued	69	132	119,408	86,563
Distributions reinvested	217	348	5,089	15,033
Cost of shares redeemed	(2,032)	(3,889)	(133,496)	(99,064)
Change in net assets resulting from Class C capital transactions	(1,746)	(3,409)	(8,999)	2,532
Class I
Proceeds from shares issued	4,012	8,707	1,840,142	1,766,425
Distributions reinvested	5,750	5,763	73,038	108,259
Cost of shares redeemed	(17,778)	(28,654)	(936,297)	(791,861)
Change in net assets resulting from Class I capital transactions	(8,016)	(14,184)	976,883	1,082,823
Class L
Proceeds from shares issued	—	—	801,284	652,290
Distributions reinvested	—	—	40,704	76,174
Cost of shares redeemed	—	—	(586,876)	(394,900)
Change in net assets resulting from Class L capital transactions	—	—	255,112	333,564
Class R2
Proceeds from shares issued	452	269	47,504	43,961
Distributions reinvested	171	159	3,647	10,005
Cost of shares redeemed	(756)	(664)	(61,552)	(47,733)
Change in net assets resulting from Class R2 capital transactions	(133)	(236)	(10,401)	6,233
Class R3
Proceeds from shares issued	—	—	59,007	34,649
Distributions reinvested	—	—	2,921	6,932
Cost of shares redeemed	—	—	(50,439)	(29,102)
Change in net assets resulting from Class R3 capital transactions	—	—	11,489	12,479
Class R4
Proceeds from shares issued	—	—	31,595	11,525
Distributions reinvested	—	—	1,479	2,803
Cost of shares redeemed	—	—	(18,882)	(10,175)
Change in net assets resulting from Class R4 capital transactions	—	—	14,192	4,153
Class R5
Proceeds from shares issued	371	690	163,186	188,486
Distributions reinvested	281	245	21,850	45,328
Cost of shares redeemed	(475)	(890)	(243,355)	(177,217)
Change in net assets resulting from Class R5 capital transactions	177	45	(58,319)	56,597
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan U.S. Applied Data Science Value Fund		JPMorgan U.S. Equity Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$8,975	$8,609	$3,316,400	$3,077,550
Distributions reinvested	2,739	2,647	291,482	593,789
Cost of shares redeemed	(13,095)	(14,775)	(3,999,711)	(3,330,043)
Change in net assets resulting from Class R6 capital transactions	(1,381)	(3,519)	(391,829)	341,296
Total change in net assets resulting from capital transactions	$(20,502)	$(25,799)	$962,638	$1,970,003
SHARE TRANSACTIONS:
Class A
Issued	97	170	24,290	24,678
Reinvested	105	106	1,547	4,026
Redeemed	(538)	(445)	(17,487)	(21,468)
Change in Class A Shares	(336)	(169)	8,350	7,236
Class C
Issued	4	5	5,891	5,013
Reinvested	8	13	258	885
Redeemed	(74)	(146)	(6,704)	(5,767)
Change in Class C Shares	(62)	(128)	(555)	131
Class I
Issued	139	320	86,518	95,392
Reinvested	206	210	3,445	6,018
Redeemed	(625)	(1,055)	(43,211)	(43,699)
Change in Class I Shares	(280)	(525)	46,752	57,711
Class L
Issued	—	—	36,125	35,876
Reinvested	—	—	1,905	4,224
Redeemed	—	—	(27,597)	(21,679)
Change in Class L Shares	—	—	10,433	18,421
Class R2
Issued	15	10	2,261	2,468
Reinvested	7	6	178	567
Redeemed	(27)	(25)	(2,938)	(2,652)
Change in Class R2 Shares	(5)	(9)	(499)	383
Class R3
Issued	—	—	2,723	1,914
Reinvested	—	—	140	389
Redeemed	—	—	(2,386)	(1,610)
Change in Class R3 Shares	—	—	477	693
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	97

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Applied Data Science Value Fund		JPMorgan U.S. Equity Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class R4
Issued	—	—	1,461	637
Reinvested	—	—	70	156
Redeemed	—	—	(844)	(556)
Change in Class R4 Shares	—	—	687	237
Class R5
Issued	13	25	7,542	10,332
Reinvested	10	9	1,026	2,514
Redeemed	(17)	(32)	(11,204)	(9,698)
Change in Class R5 Shares	6	2	(2,636)	3,148
Class R6
Issued	309	308	154,693	168,222
Reinvested	98	96	13,627	32,849
Redeemed	(456)	(539)	(186,087)	(180,944)
Change in Class R6 Shares	(49)	(135)	(17,767)	20,127
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan U.S. GARP Equity Fund		JPMorgan U.S. Large Cap Core Plus Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$33,296	$15,107	$64,718	$28,119
Distributions reinvested	694	2,539	24,938	53,749
Cost of shares redeemed	(21,103)	(15,249)	(55,910)	(76,362)
Change in net assets resulting from Class A capital transactions	12,887	2,397	33,746	5,506
Class C
Proceeds from shares issued	2,711	932	31,452	7,658
Distributions reinvested	73	635	5,042	7,861
Cost of shares redeemed	(5,777)	(11,538)	(13,145)	(10,466)
Change in net assets resulting from Class C capital transactions	(2,993)	(9,971)	23,349	5,053
Class I
Proceeds from shares issued	61,987	14,330	596,167	190,588
Distributions reinvested	928	3,062	97,364	207,578
Cost of shares redeemed	(28,256)	(20,892)	(256,578)	(502,036)
Change in net assets resulting from Class I capital transactions	34,659	(3,500)	436,953	(103,870)
Class R2
Proceeds from shares issued	9,064	6,941	818	932
Distributions reinvested	263	1,201	770	1,322
Cost of shares redeemed	(9,808)	(9,408)	(820)	(776)
Change in net assets resulting from Class R2 capital transactions	(481)	(1,266)	768	1,478
Class R5
Proceeds from shares issued	23,210	9,640	13,121	6,570
Distributions reinvested	1,369	4,399	3,428	6,610
Cost of shares redeemed	(27,279)	(19,110)	(9,310)	(9,338)
Change in net assets resulting from Class R5 capital transactions	(2,700)	(5,071)	7,239	3,842
Class R6
Proceeds from shares issued	45,206	30,435	181,885	55,234
Distributions reinvested	8,688	27,159	23,448	60,993
Cost of shares redeemed	(112,494)	(82,738)	(85,804)	(184,787)
Change in net assets resulting from Class R6 capital transactions	(58,600)	(25,144)	119,529	(68,560)
Total change in net assets resulting from capital transactions	$(17,228)	$(42,555)	$621,584	$(156,551)
SHARE TRANSACTIONS:
Class A
Issued	477	289	3,719	1,779
Reinvested	11	50	1,535	3,614
Redeemed	(310)	(292)	(3,214)	(4,676)
Change in Class A Shares	178	47	2,040	717
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	99

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. GARP Equity Fund		JPMorgan U.S. Large Cap Core Plus Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class C
Issued	43	19	2,218	586
Reinvested	1	13	397	653
Redeemed	(91)	(235)	(939)	(781)
Change in Class C Shares	(47)	(203)	1,676	458
Class I
Issued	874	260	31,461	10,925
Reinvested	14	59	5,665	13,301
Redeemed	(389)	(388)	(13,923)	(28,938)
Change in Class I Shares	499	(69)	23,203	(4,712)
Class R2
Issued	140	140	52	62
Reinvested	4	25	54	100
Redeemed	(150)	(186)	(54)	(56)
Change in Class R2 Shares	(6)	(21)	52	106
Class R5
Issued	340	181	692	380
Reinvested	21	87	196	417
Redeemed	(394)	(356)	(494)	(550)
Change in Class R5 Shares	(33)	(88)	394	247
Class R6
Issued	657	577	9,639	3,259
Reinvested	131	539	1,342	3,845
Redeemed	(1,701)	(1,499)	(4,653)	(10,572)
Change in Class R6 Shares	(913)	(383)	6,328	(3,468)
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan U.S. Research Enhanced Equity Fund		JPMorgan U.S. Sustainable Leaders Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$36,300	$59,435	$11,713	$9,354
Distributions reinvested	1,733	4,183	377	369
Cost of shares redeemed	(62,673)	(60,266)	(10,547)	(8,610)
Change in net assets resulting from Class A capital transactions	(24,640)	3,352	1,543	1,113
Class C
Proceeds from shares issued	—	—	604	539
Distributions reinvested	—	—	10	16
Cost of shares redeemed	—	—	(1,129)	(1,594)
Change in net assets resulting from Class C capital transactions	—	—	(515)	(1,039)
Class I
Proceeds from shares issued	154,807	191,101	14,638	20,832
Distributions reinvested	6,931	13,147	726	878
Cost of shares redeemed	(192,898)	(207,381)	(22,484)	(57,225)
Change in net assets resulting from Class I capital transactions	(31,160)	(3,133)	(7,120)	(35,515)
Class R6
Proceeds from shares issued	1,760,186	1,057,579	12,331	8,925
Distributions reinvested	93,718	170,226	586	594
Cost of shares redeemed	(1,851,060)	(1,552,696)	(11,676)	(9,846)
Change in net assets resulting from Class R6 capital transactions	2,844	(324,891)	1,241	(327)
Total change in net assets resulting from capital transactions	$(52,956)	$(324,672)	$(4,851)	$(35,768)
SHARE TRANSACTIONS:
Class A
Issued	1,000	1,955	188	180
Reinvested	47	139	6	7
Redeemed	(1,721)	(1,984)	(169)	(167)
Change in Class A Shares	(674)	110	25	20
Class C
Issued	—	—	10	11
Reinvested	—	—	— (a)	— (a)
Redeemed	—	—	(19)	(31)
Change in Class C Shares	—	—	(9)	(20)
Class I
Issued	4,292	6,178	234	394
Reinvested	185	430	12	18
Redeemed	(5,260)	(6,761)	(357)	(1,115)
Change in Class I Shares	(783)	(153)	(111)	(703)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	101

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Research Enhanced Equity Fund		JPMorgan U.S. Sustainable Leaders Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class R6
Issued	47,236	34,312	194	172
Reinvested	2,492	5,576	10	12
Redeemed	(49,778)	(50,162)	(185)	(187)
Change in Class R6 Shares	(50)	(10,274)	19	(3)
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan U.S. Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$239,178	$363,877
Distributions reinvested	14,915	14,245
Cost of shares redeemed	(175,303)	(140,778)
Change in net assets resulting from Class A capital transactions	78,790	237,344
Class C
Proceeds from shares issued	21,829	45,980
Distributions reinvested	1,126	1,236
Cost of shares redeemed	(29,179)	(20,110)
Change in net assets resulting from Class C capital transactions	(6,224)	27,106
Class I
Proceeds from shares issued	843,634	1,253,780
Distributions reinvested	33,467	30,966
Cost of shares redeemed	(916,296)	(693,499)
Change in net assets resulting from Class I capital transactions	(39,195)	591,247
Class R2
Proceeds from shares issued	1,108	3,112
Distributions reinvested	63	58
Cost of shares redeemed	(1,025)	(1,755)
Change in net assets resulting from Class R2 capital transactions	146	1,415
Class R3
Proceeds from shares issued	5,745	3,676
Distributions reinvested	69	99
Cost of shares redeemed	(6,310)	(5,504)
Change in net assets resulting from Class R3 capital transactions	(496)	(1,729)
Class R4
Proceeds from shares issued	925	4,367
Distributions reinvested	48	44
Cost of shares redeemed	(3,013)	(169)
Change in net assets resulting from Class R4 capital transactions	(2,040)	4,242
Class R5
Proceeds from shares issued	8,482	4,305
Distributions reinvested	154	121
Cost of shares redeemed	(9,314)	(740)
Change in net assets resulting from Class R5 capital transactions	(678)	3,686
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	103

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$708,739	$852,611
Distributions reinvested	28,276	18,413
Cost of shares redeemed	(393,775)	(197,667)
Change in net assets resulting from Class R6 capital transactions	343,240	673,357
Total change in net assets resulting from capital transactions	$373,543	$1,536,668
SHARE TRANSACTIONS:
Class A
Issued	3,463	5,665
Reinvested	214	224
Redeemed	(2,531)	(2,191)
Change in Class A Shares	1,146	3,698
Class C
Issued	361	813
Reinvested	18	22
Redeemed	(481)	(356)
Change in Class C Shares	(102)	479
Class I
Issued	11,481	18,365
Reinvested	452	458
Redeemed	(12,435)	(10,212)
Change in Class I Shares	(502)	8,611
Class R2
Issued	17	47
Reinvested	1	1
Redeemed	(15)	(27)
Change in Class R2 Shares	3	21
Class R3
Issued	79	57
Reinvested	1	1
Redeemed	(83)	(79)
Change in Class R3 Shares	(3)	(21)
Class R4
Issued	11	62
Reinvested	1	1
Redeemed	(42)	(2)
Change in Class R4 Shares	(30)	61
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan U.S. Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class R5
Issued	114	64
Reinvested	2	2
Redeemed	(119)	(11)
Change in Class R5 Shares	(3)	55
Class R6
Issued	9,582	12,341
Reinvested	376	269
Redeemed	(5,220)	(2,856)
Change in Class R6 Shares	4,738	9,754
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	105

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED June 30, 2024
(Amounts in thousands)

JPMorgan U.S. Large Cap Core Plus Fund
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase in net assets resulting from operations	$507,018
Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of investment securities	(1,926,361)
Proceeds from disposition of investment securities	1,311,808
Covers of investment securities sold short	(798,544)
Proceeds from investment securities sold short	986,237
Purchases of short-term investments — affiliates, net	(32,181)
Change in unrealized (appreciation)/depreciation on investments in non-affiliates	(354,996)
Change in unrealized (appreciation)/depreciation on investment securities sold short	(1,299)
Net realized (gain)/loss on investments in non-affiliates	(184,411)
Net realized (gain)/loss on investments in affiliates	2
Net realized (gain)/loss on securities sold short	42,496
Increase in dividends receivable from affiliates	(5)
Increase in dividends receivable from non-affiliates	(33)
Decrease in variation margin receivable	130
Increase in dividend expense payable to non-affiliates on securities sold short	107
Increase in interest expense payable to non-affiliates on securities sold short	97
Increase in variation margin payable	99
Increase in investment advisory fees payable	421
Increase in administration fees payable	10
Increase in distribution fees payable	36
Increase in service fees payable	29
Increase in custodian and accounting fees payable	2
Decrease in other accrued expenses payable	(65)
Net cash provided (used) by operating activities	(449,403)
Cash flows provided (used) by financing activities:
Proceeds from shares issued	885,700
Payment for shares redeemed	(421,950)
Cash distributions paid to shareholders (net of reinvestments $154,990)	(13,791)
Net cash provided (used) by financing activities	449,959
Cash:
Net increase (decrease) in restricted and unrestricted cash and deposits at broker	556
Restricted and unrestricted cash and deposits at broker at beginning of year	684
Restricted and unrestricted cash and deposits at broker at end of year	$1,240

Supplemental disclosure of cash flow information:
For the year ended June 30, 2024 the Fund paid approximately $2,277 in interest expense.
For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Large Cap Funds	June 30, 2024

Reconciliation of restricted and unrestricted cash and deposits at broker at the end of period to the Statements of Assets and Liabilities:
	JPMorgan U.S. Large Cap Core Plus Fund	JPMorgan U.S. Large Cap Core Plus Fund
	June 30, 2023	June 30, 2024
Cash	$80	$162
Deposits at broker:
Futures contracts	604	966
Securities sold short	—	112
	$684	$1,240
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	107

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Equity Income Fund
Class A
Year Ended June 30, 2024	$21.85	$0.40	$1.81	$2.21	$(0.41)	$(0.16)	$(0.57)
Year Ended June 30, 2023	21.15	0.40	1.11	1.51	(0.42)	(0.39)	(0.81)
Year Ended June 30, 2022	22.34	0.34	(0.76)	(0.42)	(0.33)	(0.44)	(0.77)
Year Ended June 30, 2021	16.22	0.29	6.12	6.41	(0.29)	—	(0.29)
Year Ended June 30, 2020	17.83	0.32	(1.42)	(1.10)	(0.32)	(0.19)	(0.51)
Class C
Year Ended June 30, 2024	21.35	0.28	1.76	2.04	(0.30)	(0.16)	(0.46)
Year Ended June 30, 2023	20.68	0.28	1.09	1.37	(0.31)	(0.39)	(0.70)
Year Ended June 30, 2022	21.87	0.22	(0.75)	(0.53)	(0.22)	(0.44)	(0.66)
Year Ended June 30, 2021	15.88	0.19	6.00	6.19	(0.20)	—	(0.20)
Year Ended June 30, 2020	17.47	0.23	(1.39)	(1.16)	(0.24)	(0.19)	(0.43)
Class I
Year Ended June 30, 2024	22.29	0.46	1.86	2.32	(0.47)	(0.16)	(0.63)
Year Ended June 30, 2023	21.56	0.46	1.13	1.59	(0.47)	(0.39)	(0.86)
Year Ended June 30, 2022	22.76	0.40	(0.77)	(0.37)	(0.39)	(0.44)	(0.83)
Year Ended June 30, 2021	16.52	0.35	6.23	6.58	(0.34)	—	(0.34)
Year Ended June 30, 2020	18.14	0.37	(1.43)	(1.06)	(0.37)	(0.19)	(0.56)
Class R2
Year Ended June 30, 2024	21.73	0.34	1.81	2.15	(0.36)	(0.16)	(0.52)
Year Ended June 30, 2023	21.04	0.34	1.10	1.44	(0.36)	(0.39)	(0.75)
Year Ended June 30, 2022	22.23	0.29	(0.77)	(0.48)	(0.27)	(0.44)	(0.71)
Year Ended June 30, 2021	16.14	0.23	6.10	6.33	(0.24)	—	(0.24)
Year Ended June 30, 2020	17.74	0.27	(1.40)	(1.13)	(0.28)	(0.19)	(0.47)
Class R3
Year Ended June 30, 2024	21.83	0.40	1.81	2.21	(0.41)	(0.16)	(0.57)
Year Ended June 30, 2023	21.13	0.40	1.11	1.51	(0.42)	(0.39)	(0.81)
Year Ended June 30, 2022	22.32	0.33	(0.75)	(0.42)	(0.33)	(0.44)	(0.77)
Year Ended June 30, 2021	16.21	0.29	6.11	6.40	(0.29)	—	(0.29)
Year Ended June 30, 2020	17.81	0.32	(1.41)	(1.09)	(0.32)	(0.19)	(0.51)
Class R4
Year Ended June 30, 2024	22.28	0.46	1.85	2.31	(0.47)	(0.16)	(0.63)
Year Ended June 30, 2023	21.54	0.46	1.14	1.60	(0.47)	(0.39)	(0.86)
Year Ended June 30, 2022	22.75	0.40	(0.78)	(0.38)	(0.39)	(0.44)	(0.83)
Year Ended June 30, 2021	16.51	0.35	6.23	6.58	(0.34)	—	(0.34)
Year Ended June 30, 2020	18.13	0.37	(1.43)	(1.06)	(0.37)	(0.19)	(0.56)
Class R5
Year Ended June 30, 2024	22.31	0.50	1.85	2.35	(0.50)	(0.16)	(0.66)
Year Ended June 30, 2023	21.58	0.50	1.12	1.62	(0.50)	(0.39)	(0.89)
Year Ended June 30, 2022	22.78	0.43	(0.77)	(0.34)	(0.42)	(0.44)	(0.86)
Year Ended June 30, 2021	16.53	0.37	6.25	6.62	(0.37)	—	(0.37)
Year Ended June 30, 2020	18.16	0.40	(1.45)	(1.05)	(0.39)	(0.19)	(0.58)
Class R6
Year Ended June 30, 2024	22.29	0.52	1.86	2.38	(0.53)	(0.16)	(0.69)
Year Ended June 30, 2023	21.56	0.52	1.13	1.65	(0.53)	(0.39)	(0.92)
Year Ended June 30, 2022	22.76	0.46	(0.77)	(0.31)	(0.45)	(0.44)	(0.89)
Year Ended June 30, 2021	16.52	0.39	6.24	6.63	(0.39)	—	(0.39)
Year Ended June 30, 2020	18.14	0.42	(1.44)	(1.02)	(0.41)	(0.19)	(0.60)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Large Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$23.49	10.31%	$4,450,073	0.95%	1.77%	0.95%	20%
21.85	7.12	4,423,141	0.95	1.83	0.95	8
21.15	(2.10)	4,562,270	0.95	1.49	0.95	15
22.34	39.81	4,715,916	0.96	1.48	0.96	16
16.22	(6.36)	3,234,850	0.98	1.83	0.98	22

22.93	9.72	755,885	1.45	1.28	1.45	20
21.35	6.60	997,751	1.45	1.32	1.45	8
20.68	(2.63)	1,206,824	1.45	0.97	1.45	15
21.87	39.19	1,493,408	1.45	0.99	1.46	16
15.88	(6.83)	1,350,402	1.47	1.34	1.47	22

23.98	10.60	16,105,559	0.70	2.03	0.70	20
22.29	7.38	18,495,976	0.70	2.08	0.70	8
21.56	(1.87)	17,614,254	0.70	1.74	0.70	15
22.76	40.16	17,980,353	0.70	1.73	0.71	16
16.52	(6.06)	10,727,252	0.71	2.11	0.72	22

23.36	10.04	96,550	1.21	1.52	1.21	20
21.73	6.84	104,930	1.20	1.57	1.21	8
21.04	(2.36)	102,353	1.21	1.28	1.21	15
22.23	39.47	77,859	1.22	1.22	1.22	16
16.14	(6.57)	72,182	1.23	1.56	1.23	22

23.47	10.32	175,779	0.95	1.78	0.95	20
21.83	7.13	229,745	0.95	1.83	0.95	8
21.13	(2.10)	232,772	0.95	1.47	0.95	15
22.32	39.79	280,991	0.95	1.49	0.96	16
16.21	(6.29)	170,246	0.97	1.86	0.97	22

23.96	10.56	201,402	0.70	2.03	0.70	20
22.28	7.44	252,731	0.70	2.09	0.70	8
21.54	(1.91)	211,963	0.70	1.73	0.70	15
22.75	40.19	249,525	0.70	1.73	0.70	16
16.51	(6.07)	106,277	0.72	2.12	0.72	22

24.00	10.76	862,123	0.55	2.19	0.55	20
22.31	7.54	1,247,583	0.55	2.23	0.55	8
21.58	(1.72)	1,300,595	0.55	1.87	0.55	15
22.78	40.41	1,655,531	0.55	1.88	0.56	16
16.53	(5.98)	1,230,147	0.56	2.24	0.57	22

23.98	10.88	21,919,414	0.45	2.28	0.45	20
22.29	7.65	22,139,090	0.45	2.34	0.45	8
21.56	(1.62)	20,740,383	0.45	1.99	0.45	15
22.76	40.51	19,952,074	0.45	1.98	0.46	16
16.52	(5.83)	12,663,581	0.46	2.38	0.47	22
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	109

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Equity Index Fund
Class A
Year Ended June 30, 2024	$66.66	$0.77	$15.13	$15.90	$(0.77)	$—	$(0.77)
Year Ended June 30, 2023	56.74	0.75	9.94	10.69	(0.76)	(0.01)	(0.77)
Year Ended June 30, 2022	65.24	0.65	(7.60)	(6.95)	(0.62)	(0.93)	(1.55)
Year Ended June 30, 2021	47.11	0.62	18.24	18.86	(0.73)	—	(0.73)
Year Ended June 30, 2020	44.90	0.91	2.20	3.11	(0.81)	(0.09)	(0.90)
Class C
Year Ended June 30, 2024	65.96	0.34	14.95	15.29	(0.34)	—	(0.34)
Year Ended June 30, 2023	56.14	0.39	9.83	10.22	(0.39)	(0.01)	(0.40)
Year Ended June 30, 2022	64.55	0.25	(7.51)	(7.26)	(0.22)	(0.93)	(1.15)
Year Ended June 30, 2021	46.65	0.28	18.00	18.28	(0.38)	—	(0.38)
Year Ended June 30, 2020	44.45	0.62	2.21	2.83	(0.54)	(0.09)	(0.63)
Class I
Year Ended June 30, 2024	66.76	0.96	15.13	16.09	(0.95)	—	(0.95)
Year Ended June 30, 2023	56.81	0.90	9.96	10.86	(0.90)	(0.01)	(0.91)
Year Ended June 30, 2022	65.33	0.81	(7.62)	(6.81)	(0.78)	(0.93)	(1.71)
Year Ended June 30, 2021	47.22	0.77	18.21	18.98	(0.87)	—	(0.87)
Year Ended June 30, 2020	44.97	1.02	2.25	3.27	(0.93)	(0.09)	(1.02)
Class R6
Year Ended June 30, 2024	66.77	1.07	15.15	16.22	(1.06)	—	(1.06)
Year Ended June 30, 2023	56.83	1.00	9.95	10.95	(1.00)	(0.01)	(1.01)
Year Ended June 30, 2022	65.35	0.92	(7.62)	(6.70)	(0.89)	(0.93)	(1.82)
Year Ended June 30, 2021	47.21	0.85	18.25	19.10	(0.96)	—	(0.96)
Year Ended June 30, 2020	44.98	1.10	2.22	3.32	(1.00)	(0.09)	(1.09)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)
Net expenses for Class R6 Shares are 0.044% for the year ended June 30, 2024, 0.045% for the year ended June 30, 2023, 0.045% for the year ended June 30,
2022, 0.044% for the year ended June 30, 2021, 0.044% for the year ended June 30, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Large Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$81.79	24.01%	$953,255	0.45%	1.08%	0.65%	5%
66.66	19.01	770,835	0.45	1.25	0.65	15
56.74	(11.02)	654,422	0.45	0.98	0.65	11
65.24	40.28	749,440	0.45	1.10	0.66	26
47.11	7.02	572,292	0.45	1.97	0.66	15

80.91	23.25	91,824	1.05	0.48	1.13	5
65.96	18.31	92,084	1.05	0.65	1.13	15
56.14	(11.55)	86,737	1.05	0.37	1.13	11
64.55	39.35	110,184	1.05	0.50	1.13	26
46.65	6.42	102,864	1.05	1.37	1.14	15

81.90	24.29	1,264,640	0.20	1.32	0.38	5
66.76	19.34	964,430	0.20	1.50	0.38	15
56.81	(10.81)	1,121,519	0.20	1.22	0.38	11
65.33	40.48	991,703	0.20	1.37	0.38	26
47.22	7.40	1,022,318	0.20	2.21	0.38	15

81.93	24.51	8,029,206	0.04 (d)	1.48	0.12	5
66.77	19.51	6,194,790	0.05 (d)	1.65	0.13	15
56.83	(10.67)	5,395,106	0.05 (d)	1.39	0.13	11
65.35	40.77	4,793,114	0.04 (d)	1.49	0.13	26
47.21	7.52	3,306,397	0.04 (d)	2.38	0.13	15
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	111

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Equity Premium Income Fund
Class A
Year Ended June 30, 2024	$13.72	$0.97	$0.34	$1.31	$(0.97)	$14.06
Year Ended June 30, 2023	13.79	1.53	(0.13)	1.40	(1.47)	13.72
Year Ended June 30, 2022	15.23	1.46	(1.56)	(0.10)	(1.34)	13.79
Year Ended June 30, 2021	12.96	1.26	2.40	3.66	(1.39)	15.23
Year Ended June 30, 2020	14.92	1.88	(2.42)	(0.54)	(1.42)	12.96
Class C
Year Ended June 30, 2024	13.72	0.90	0.35	1.25	(0.91)	14.06
Year Ended June 30, 2023	13.79	1.48	(0.15)	1.33	(1.40)	13.72
Year Ended June 30, 2022	15.23	1.38	(1.56)	(0.18)	(1.26)	13.79
Year Ended June 30, 2021	12.96	1.15	2.44	3.59	(1.32)	15.23
Year Ended June 30, 2020	14.92	1.61	(2.22)	(0.61)	(1.35)	12.96
Class I
Year Ended June 30, 2024	13.72	1.01	0.35	1.36	(1.01)	14.07
Year Ended June 30, 2023	13.80	1.46	(0.03)	1.43	(1.51)	13.72
Year Ended June 30, 2022	15.23	1.48	(1.54)	(0.06)	(1.37)	13.80
Year Ended June 30, 2021	12.96	1.38	2.32	3.70	(1.43)	15.23
Year Ended June 30, 2020	14.92	1.59	(2.10)	(0.51)	(1.45)	12.96
Class R5
Year Ended June 30, 2024	13.72	1.03	0.35	1.38	(1.03)	14.07
Year Ended June 30, 2023	13.79	1.45	0.01	1.46	(1.53)	13.72
Year Ended June 30, 2022	15.23	1.48	(1.52)	(0.04)	(1.40)	13.79
Year Ended June 30, 2021	12.96	1.37	2.35	3.72	(1.45)	15.23
Year Ended June 30, 2020	14.92	1.48	(1.96)	(0.48)	(1.48)	12.96
Class R6
Year Ended June 30, 2024	13.72	1.04	0.34	1.38	(1.04)	14.06
Year Ended June 30, 2023	13.80	1.45	0.01	1.46	(1.54)	13.72
Year Ended June 30, 2022	15.23	1.50	(1.52)	(0.02)	(1.41)	13.80
Year Ended June 30, 2021	12.96	1.43	2.30	3.73	(1.46)	15.23
Year Ended June 30, 2020	14.92	1.83	(2.30)	(0.47)	(1.49)	12.96

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Large Cap Funds	June 30, 2024

Ratios/Supplemental data
		Ratios to average net assets
Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

9.97%	$528,101	0.85%	7.04%	0.85%	176%
10.79	384,446	0.85	11.18	0.85	189
(1.05)	905,284	0.85	9.76	0.88	188
29.67	174,085	0.85	8.61	0.91	217
(3.78)	12,904	0.85	14.21	1.11	236

9.42	296,817	1.35	6.54	1.35	176
10.24	223,339	1.35	10.84	1.35	189
(1.54)	756,008	1.35	9.19	1.38	188
29.03	158,340	1.34	7.76	1.40	217
(4.26)	4,710	1.35	11.77	1.61	236

10.32	4,160,918	0.60	7.29	0.60	176
10.98	3,641,748	0.60	10.72	0.61	189
(0.73)	1,859,617	0.60	9.83	0.63	188
29.97	519,976	0.60	9.62	0.69	217
(3.57)	173,409	0.60	11.40	0.91	236

10.48	300	0.45	7.49	0.54	176
11.23	712	0.45	10.69	0.46	189
(0.66)	160	0.45	9.82	0.50	188
30.16	88	0.45	9.54	0.56	217
(3.43)	21	0.45	10.37	0.83	236

10.51	1,240,522	0.35	7.55	0.35	176
11.26	1,571,873	0.35	10.68	0.35	189
(0.49)	89,522	0.35	9.93	0.37	188
30.29	48,315	0.35	9.99	0.44	217
(3.33)	686	0.35	13.60	0.59	236
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	113

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Hedged Equity Fund
Class A
Year Ended June 30, 2024	$27.57	$0.20	$3.48	$3.68	$(0.19)	$31.06
Year Ended June 30, 2023	24.20	0.20	3.38	3.58	(0.21)	27.57
Year Ended June 30, 2022	25.90	0.13	(1.70)	(1.57)	(0.13)	24.20
Year Ended June 30, 2021	21.83	0.15	4.11	4.26	(0.19)	25.90
Year Ended June 30, 2020	20.23	0.28	1.51	1.79	(0.19)	21.83
Class C
Year Ended June 30, 2024	27.37	0.05	3.45	3.50	(0.06)	30.81
Year Ended June 30, 2023	24.02	0.08	3.35	3.43	(0.08)	27.37
Year Ended June 30, 2022	25.72	—	(1.68)	(1.68)	(0.02)	24.02
Year Ended June 30, 2021	21.70	0.03	4.07	4.10	(0.08)	25.72
Year Ended June 30, 2020	20.10	0.17	1.52	1.69	(0.09)	21.70
Class I
Year Ended June 30, 2024	27.66	0.27	3.50	3.77	(0.27)	31.16
Year Ended June 30, 2023	24.28	0.27	3.38	3.65	(0.27)	27.66
Year Ended June 30, 2022	25.98	0.20	(1.70)	(1.50)	(0.20)	24.28
Year Ended June 30, 2021	21.90	0.21	4.11	4.32	(0.24)	25.98
Year Ended June 30, 2020	20.28	0.33	1.53	1.86	(0.24)	21.90
Class R5
Year Ended June 30, 2024	27.71	0.31	3.50	3.81	(0.31)	31.21
Year Ended June 30, 2023	24.32	0.31	3.39	3.70	(0.31)	27.71
Year Ended June 30, 2022	26.02	0.24	(1.70)	(1.46)	(0.24)	24.32
Year Ended June 30, 2021	21.93	0.25	4.11	4.36	(0.27)	26.02
Year Ended June 30, 2020	20.32	0.36	1.52	1.88	(0.27)	21.93
Class R6
Year Ended June 30, 2024	27.73	0.34	3.50	3.84	(0.34)	31.23
Year Ended June 30, 2023	24.33	0.33	3.40	3.73	(0.33)	27.73
Year Ended June 30, 2022	26.04	0.27	(1.72)	(1.45)	(0.26)	24.33
Year Ended June 30, 2021	21.95	0.28	4.11	4.39	(0.30)	26.04
Year Ended June 30, 2020	20.32	0.39	1.53	1.92	(0.29)	21.95

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Large Cap Funds	June 30, 2024

Ratios/Supplemental data
		Ratios to average net assets
Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

13.43%	$1,393,286	0.82%	0.69%	0.83%	37%
14.87	1,274,360	0.83	0.80	0.83	27
(6.08)	1,647,387	0.83	0.52	0.83	44
19.58	1,778,457	0.83	0.61	0.84	39
8.89	473,314	0.85	1.35	0.86	68

12.82	509,251	1.32	0.18	1.33	37
14.32	436,623	1.33	0.30	1.33	27
(6.53)	436,891	1.33	0.02	1.33	44
18.93	502,120	1.33	0.14	1.33	39
8.40	246,741	1.35	0.84	1.36	68

13.70	15,552,472	0.57	0.94	0.58	37
15.15	12,697,762	0.58	1.05	0.58	27
(5.83)	12,790,417	0.58	0.77	0.58	44
19.83	14,416,679	0.58	0.89	0.58	39
9.21	7,167,488	0.59	1.59	0.60	68

13.84	5,790	0.42	1.09	0.43	37
15.34	6,044	0.43	1.21	0.43	27
(5.68)	5,335	0.43	0.92	0.43	44
20.01	6,024	0.44	1.03	0.45	39
9.30	2,964	0.45	1.74	0.59	68

13.95	2,230,651	0.32	1.19	0.33	37
15.49	1,594,675	0.33	1.30	0.33	27
(5.61)	1,614,304	0.33	1.02	0.33	44
20.11	1,591,643	0.33	1.14	0.34	39
9.50	851,085	0.35	1.87	0.35	68
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	115

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Hedged Equity 2 Fund
Class A
Year Ended June 30, 2024	$15.74	$0.11	$1.79	$1.90	$(0.11)	$—	$(0.11)
Year Ended June 30, 2023	14.87	0.11	1.70	1.81	(0.12)	(0.82)	(0.94)
Year Ended June 30, 2022	15.97	0.09	(1.12)	(1.03)	(0.07)	—	(0.07)
February 26, 2021 (f) through June 30, 2021	15.00	0.03	0.95	0.98	(0.01)	—	(0.01)
Class C
Year Ended June 30, 2024	15.70	0.03	1.78	1.81	(0.03)	—	(0.03)
Year Ended June 30, 2023	14.84	0.04	1.69	1.73	(0.05)	(0.82)	(0.87)
Year Ended June 30, 2022	15.95	0.01	(1.11)	(1.10)	(0.01)	—	(0.01)
February 26, 2021 (f) through June 30, 2021	15.00	— (h)	0.95	0.95	— (h)	—	—
Class I
Year Ended June 30, 2024	15.76	0.15	1.79	1.94	(0.15)	—	(0.15)
Year Ended June 30, 2023	14.89	0.15	1.70	1.85	(0.16)	(0.82)	(0.98)
Year Ended June 30, 2022	15.98	0.13	(1.12)	(0.99)	(0.10)	—	(0.10)
February 26, 2021 (f) through June 30, 2021	15.00	0.04	0.96	1.00	(0.02)	—	(0.02)
Class R5
Year Ended June 30, 2024	15.76	0.17	1.79	1.96	(0.17)	—	(0.17)
Year Ended June 30, 2023	14.89	0.17	1.70	1.87	(0.18)	(0.82)	(1.00)
Year Ended June 30, 2022	15.98	0.15	(1.12)	(0.97)	(0.12)	—	(0.12)
February 26, 2021 (f) through June 30, 2021	15.00	0.05	0.95	1.00	(0.02)	—	(0.02)
Class R6
Year Ended June 30, 2024	15.77	0.19	1.79	1.98	(0.19)	—	(0.19)
Year Ended June 30, 2023	14.90	0.18	1.70	1.88	(0.19)	(0.82)	(1.01)
Year Ended June 30, 2022	15.99	0.18	(1.13)	(0.95)	(0.14)	—	(0.14)
February 26, 2021 (f) through June 30, 2021	15.00	0.05	0.96	1.01	(0.02)	—	(0.02)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Commencement of operations.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Large Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$17.53	12.12%	$251,397	0.84%	0.67%	0.85%	42%
15.74	12.79	269,965	0.85	0.76	0.86	35
14.87	(6.49)	295,220	0.85	0.57	0.88	39
15.97	6.54	52,880	0.85 (g)	0.57 (g)	0.92 (g)	6

17.48	11.55	227,555	1.34	0.17	1.35	42
15.70	12.21	234,378	1.35	0.25	1.36	35
14.84	(6.90)	241,375	1.35	0.07	1.38	39
15.95	6.36	57,423	1.35 (g)	0.05 (g)	1.43 (g)	6

17.55	12.40	3,858,374	0.59	0.93	0.59	42
15.76	13.06	3,631,690	0.60	1.00	0.61	35
14.89	(6.22)	4,110,283	0.60	0.81	0.62	39
15.98	6.63	1,018,781	0.60 (g)	0.80 (g)	0.70 (g)	6

17.55	12.56	878	0.45	1.07	0.49	42
15.76	13.24	820	0.45	1.16	0.46	35
14.89	(6.10)	636	0.45	0.92	0.47	39
15.98	6.66	536	0.45 (g)	0.99 (g)	0.88 (g)	6

17.56	12.67	414,336	0.34	1.19	0.34	42
15.77	13.34	476,641	0.35	1.20	0.36	35
14.90	(6.01)	975,953	0.35	1.12	0.38	39
15.99	6.75	262,248	0.35 (g)	1.04 (g)	0.43 (g)	6
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	117

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Hedged Equity 3 Fund
Class A
Year Ended June 30, 2024	$15.63	$0.11	$2.64	$2.75	$(0.11)	$—	$(0.11)
Year Ended June 30, 2023	14.34	0.11	1.45	1.56	(0.12)	(0.15)	(0.27)
Year Ended June 30, 2022	15.96	0.09	(1.65)	(1.56)	(0.06)	—	(0.06)
February 26, 2021 (f) through June 30, 2021	15.00	0.03	0.95	0.98	(0.02)	—	(0.02)
Class C
Year Ended June 30, 2024	15.59	0.03	2.63	2.66	(0.03)	—	(0.03)
Year Ended June 30, 2023	14.30	0.04	1.44	1.48	(0.04)	(0.15)	(0.19)
Year Ended June 30, 2022	15.95	0.01	(1.65)	(1.64)	(0.01)	—	(0.01)
February 26, 2021 (f) through June 30, 2021	15.00	— (h)	0.96	0.96	(0.01)	—	(0.01)
Class I
Year Ended June 30, 2024	15.65	0.15	2.65	2.80	(0.15)	—	(0.15)
Year Ended June 30, 2023	14.36	0.15	1.44	1.59	(0.15)	(0.15)	(0.30)
Year Ended June 30, 2022	15.98	0.13	(1.65)	(1.52)	(0.10)	—	(0.10)
February 26, 2021 (f) through June 30, 2021	15.00	0.04	0.96	1.00	(0.02)	—	(0.02)
Class R5
Year Ended June 30, 2024	15.67	0.17	2.65	2.82	(0.17)	—	(0.17)
Year Ended June 30, 2023	14.37	0.16	1.46	1.62	(0.17)	(0.15)	(0.32)
Year Ended June 30, 2022	15.98	0.17	(1.66)	(1.49)	(0.12)	—	(0.12)
February 26, 2021 (f) through June 30, 2021	15.00	0.05	0.95	1.00	(0.02)	—	(0.02)
Class R6
Year Ended June 30, 2024	15.67	0.20	2.64	2.84	(0.19)	—	(0.19)
Year Ended June 30, 2023	14.37	0.18	1.46	1.64	(0.19)	(0.15)	(0.34)
Year Ended June 30, 2022	15.98	0.17	(1.65)	(1.48)	(0.13)	—	(0.13)
February 26, 2021 (f) through June 30, 2021	15.00	0.06	0.94	1.00	(0.02)	—	(0.02)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Commencement of operations.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Large Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$18.27	17.64%	$138,956	0.84%	0.65%	0.85%	56%
15.63	10.99	119,334	0.85	0.75	0.87	48
14.34	(9.78)	110,840	0.85	0.57	0.89	29
15.96	6.50	21,446	0.85 (g)	0.60 (g)	1.00 (g)	7

18.22	17.09	120,718	1.34	0.15	1.35	56
15.59	10.46	104,736	1.35	0.25	1.36	48
14.30	(10.28)	97,285	1.35	0.07	1.39	29
15.95	6.37	19,229	1.35 (g)	0.09 (g)	1.51 (g)	7

18.30	17.97	2,281,551	0.59	0.91	0.60	56
15.65	11.24	1,923,674	0.60	1.00	0.61	48
14.36	(9.58)	2,257,577	0.60	0.82	0.63	29
15.98	6.64	524,074	0.60 (g)	0.81 (g)	0.80 (g)	7

18.32	18.10	24	0.45	1.04	1.59	56
15.67	11.44	26	0.45	1.13	0.46	48
14.37	(9.41)	128	0.45	1.09	0.50	29
15.98	6.64	21	0.45 (g)	0.96 (g)	3.22 (g)	7

18.32	18.23	365,597	0.34	1.18	0.34	56
15.67	11.59	185,746	0.35	1.21	0.36	48
14.37	(9.33)	385,463	0.35	1.03	0.38	29
15.98	6.68	1,796	0.35 (g)	1.10 (g)	0.64 (g)	7
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	119

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Large Cap Growth Fund
Class A
Year Ended June 30, 2024	$53.66	$(0.14)(d)	$19.08	$18.94	$—	$—	$—
Year Ended June 30, 2023	44.12	0.11	10.83	10.94	(0.05)	(1.35)	(1.40)
Year Ended June 30, 2022	64.22	(0.12)	(10.74)	(10.86)	—	(9.24)	(9.24)
Year Ended June 30, 2021	48.04	(0.27)	19.59	19.32	—	(3.14)	(3.14)
Year Ended June 30, 2020	41.87	(0.01)	11.39	11.38	—	(5.21)	(5.21)
Class C
Year Ended June 30, 2024	35.42	(0.29)(d)	12.55	12.26	—	—	—
Year Ended June 30, 2023	29.67	(0.08)	7.18	7.10	—	(1.35)	(1.35)
Year Ended June 30, 2022	46.21	(0.29)	(7.01)	(7.30)	—	(9.24)	(9.24)
Year Ended June 30, 2021	35.43	(0.41)	14.33	13.92	—	(3.14)	(3.14)
Year Ended June 30, 2020	32.33	(0.17)	8.48	8.31	—	(5.21)	(5.21)
Class I
Year Ended June 30, 2024	55.14	0.01	19.62	19.63	(0.07)	—	(0.07)
Year Ended June 30, 2023	45.32	0.22	11.13	11.35	(0.18)	(1.35)	(1.53)
Year Ended June 30, 2022	65.59	0.03	(11.06)	(11.03)	—	(9.24)	(9.24)
Year Ended June 30, 2021	48.91	(0.12)	19.97	19.85	(0.03)	(3.14)	(3.17)
Year Ended June 30, 2020	42.46	0.09	11.59	11.68	(0.02)	(5.21)	(5.23)
Class R2
Year Ended June 30, 2024	50.29	(0.27)(d)	17.86	17.59	—	—	—
Year Ended June 30, 2023	41.49	(0.01)	10.16	10.15	—	(1.35)	(1.35)
Year Ended June 30, 2022	61.05	(0.26)	(10.06)	(10.32)	—	(9.24)	(9.24)
Year Ended June 30, 2021	45.90	(0.39)	18.68	18.29	—	(3.14)	(3.14)
Year Ended June 30, 2020	40.32	(0.11)	10.90	10.79	—	(5.21)	(5.21)
Class R3
Year Ended June 30, 2024	54.04	(0.16)(d)	19.23	19.07	(0.03)	—	(0.03)
Year Ended June 30, 2023	44.45	0.10	10.91	11.01	(0.07)	(1.35)	(1.42)
Year Ended June 30, 2022	64.64	(0.12)	(10.83)	(10.95)	—	(9.24)	(9.24)
Year Ended June 30, 2021	48.34	(0.27)	19.72	19.45	(0.01)	(3.14)	(3.15)
Year Ended June 30, 2020	42.10	(0.01)	11.46	11.45	—	(5.21)	(5.21)
Class R4
Year Ended June 30, 2024	55.02	0.01	19.58	19.59	(0.09)	—	(0.09)
Year Ended June 30, 2023	45.23	0.19	11.13	11.32	(0.18)	(1.35)	(1.53)
Year Ended June 30, 2022	65.47	0.02	(11.02)	(11.00)	—	(9.24)	(9.24)
Year Ended June 30, 2021	48.84	(0.12)	19.94	19.82	(0.05)	(3.14)	(3.19)
Year Ended June 30, 2020	42.45	0.08	11.58	11.66	(0.06)	(5.21)	(5.27)
Class R5
Year Ended June 30, 2024	57.16	0.11	20.34	20.45	(0.14)	—	(0.14)
Year Ended June 30, 2023	46.91	0.30	11.53	11.83	(0.23)	(1.35)	(1.58)
Year Ended June 30, 2022	67.49	0.12	(11.46)	(11.34)	—	(9.24)	(9.24)
Year Ended June 30, 2021	50.20	(0.04)	20.52	20.48	(0.05)	(3.14)	(3.19)
Year Ended June 30, 2020	43.44	0.16	11.88	12.04	(0.07)	(5.21)	(5.28)
Class R6
Year Ended June 30, 2024	57.91	0.18	20.61	20.79	(0.20)	—	(0.20)
Year Ended June 30, 2023	47.51	0.35	11.69	12.04	(0.29)	(1.35)	(1.64)
Year Ended June 30, 2022	68.18	0.19	(11.62)	(11.43)	—	(9.24)	(9.24)
Year Ended June 30, 2021	50.66	0.03	20.71	20.74	(0.08)	(3.14)	(3.22)
Year Ended June 30, 2020	43.78	0.21	11.99	12.20	(0.11)	(5.21)	(5.32)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Large Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$72.60	35.30%	$6,722,152	0.94%	(0.23)%(d)	0.99%	32%
53.66	25.34	4,742,066	0.93	0.23	1.01	42
44.12	(20.68)	3,734,120	0.94	(0.20)	1.01	50
64.22	41.00	4,970,767	0.93	(0.46)	1.02	58
48.04	30.09	3,280,463	0.94	(0.03)	1.04	47

47.68	34.61	900,693	1.44	(0.73)(d)	1.49	32
35.42	24.71	636,054	1.43	(0.26)	1.51	42
29.67	(21.07)	556,002	1.44	(0.71)	1.51	50
46.21	40.32	780,132	1.43	(0.96)	1.51	58
35.43	29.42	701,820	1.44	(0.53)	1.54	47

74.70	35.64	22,747,050	0.69	0.02	0.74	32
55.14	25.66	15,667,641	0.68	0.46	0.76	42
45.32	(20.49)	9,509,669	0.69	0.05	0.76	50
65.59	41.37	10,983,173	0.68	(0.21)	0.76	58
48.91	30.40	7,058,308	0.69	0.22	0.78	47

67.88	34.98	235,641	1.19	(0.48)(d)	1.25	32
50.29	25.02	128,368	1.18	(0.03)	1.27	42
41.49	(20.88)	90,916	1.19	(0.46)	1.26	50
61.05	40.65	129,541	1.18	(0.71)	1.26	58
45.90	29.76	118,628	1.19	(0.27)	1.29	47

73.08	35.31	723,139	0.94	(0.26)(d)	0.99	32
54.04	25.33	359,223	0.93	0.21	1.01	42
44.45	(20.68)	205,831	0.94	(0.21)	1.01	50
64.64	41.01	264,318	0.93	(0.45)	1.01	58
48.34	30.09	90,107	0.94	(0.02)	1.03	47

74.52	35.64	699,826	0.69	0.02	0.74	32
55.02	25.65	486,413	0.68	0.40	0.76	42
45.23	(20.48)	137,633	0.69	0.03	0.76	50
65.47	41.37	204,814	0.68	(0.20)	0.76	58
48.84	30.40	64,792	0.69	0.19	0.78	47

77.47	35.84	992,330	0.54	0.18	0.59	32
57.16	25.85	957,188	0.53	0.61	0.61	42
46.91	(20.37)	629,918	0.54	0.19	0.61	50
67.49	41.57	956,386	0.53	(0.06)	0.61	58
50.20	30.59	781,380	0.54	0.38	0.63	47

78.50	35.98	61,059,217	0.44	0.27	0.49	32
57.91	25.98	37,609,592	0.43	0.68	0.51	42
47.51	(20.29)	16,482,609	0.44	0.30	0.51	50
68.18	41.70	19,127,249	0.43	0.04	0.51	58
50.66	30.75	11,169,668	0.44	0.47	0.53	47
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	121

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Large Cap Value Fund
Class A
Year Ended June 30, 2024	$18.93	$0.28	$2.13	$2.41	$(0.27)	$(0.71)	$(0.98)
Year Ended June 30, 2023	17.90	0.24	1.82	2.06	(0.24)	(0.79)	(1.03)
Year Ended June 30, 2022	20.48	0.19	(1.21)	(1.02)	(0.18)	(1.38)	(1.56)
Year Ended June 30, 2021	12.72	0.11	7.73	7.84	(0.08)	—	(0.08)
Year Ended June 30, 2020	14.11	0.18	(1.40)	(1.22)	(0.17)	—	(0.17)
Class C
Year Ended June 30, 2024	17.93	0.17	2.01	2.18	(0.17)	(0.71)	(0.88)
Year Ended June 30, 2023	17.01	0.14	1.72	1.86	(0.15)	(0.79)	(0.94)
Year Ended June 30, 2022	19.55	0.09	(1.16)	(1.07)	(0.09)	(1.38)	(1.47)
Year Ended June 30, 2021	12.17	0.02	7.39	7.41	(0.03)	—	(0.03)
Year Ended June 30, 2020	13.49	0.11	(1.32)	(1.21)	(0.11)	—	(0.11)
Class I
Year Ended June 30, 2024	18.51	0.32	2.08	2.40	(0.31)	(0.71)	(1.02)
Year Ended June 30, 2023	17.53	0.28	1.77	2.05	(0.28)	(0.79)	(1.07)
Year Ended June 30, 2022	20.10	0.23	(1.19)	(0.96)	(0.23)	(1.38)	(1.61)
Year Ended June 30, 2021	12.49	0.15	7.59	7.74	(0.13)	—	(0.13)
Year Ended June 30, 2020	13.85	0.21	(1.36)	(1.15)	(0.21)	—	(0.21)
Class R2
Year Ended June 30, 2024	18.73	0.23	2.10	2.33	(0.22)	(0.71)	(0.93)
Year Ended June 30, 2023	17.72	0.19	1.80	1.99	(0.19)	(0.79)	(0.98)
Year Ended June 30, 2022	20.30	0.14	(1.21)	(1.07)	(0.13)	(1.38)	(1.51)
Year Ended June 30, 2021	12.61	0.06	7.67	7.73	(0.04)	—	(0.04)
Year Ended June 30, 2020	13.98	0.15	(1.38)	(1.23)	(0.14)	—	(0.14)
Class R3
Year Ended June 30, 2024	18.47	0.27	2.08	2.35	(0.27)	(0.71)	(0.98)
Year Ended June 30, 2023	17.49	0.24	1.77	2.01	(0.24)	(0.79)	(1.03)
Year Ended June 30, 2022	20.09	0.20	(1.21)	(1.01)	(0.21)	(1.38)	(1.59)
Year Ended June 30, 2021	12.48	0.10	7.59	7.69	(0.08)	—	(0.08)
Year Ended June 30, 2020	13.84	0.18	(1.36)	(1.18)	(0.18)	—	(0.18)
Class R4
Year Ended June 30, 2024	18.94	0.33	2.13	2.46	(0.31)	(0.71)	(1.02)
Year Ended June 30, 2023	17.92	0.30	1.80	2.10	(0.29)	(0.79)	(1.08)
Year Ended June 30, 2022	20.50	0.26	(1.23)	(0.97)	(0.23)	(1.38)	(1.61)
Year Ended June 30, 2021	12.73	0.12	7.77	7.89	(0.12)	—	(0.12)
Year Ended June 30, 2020	14.11	0.22	(1.39)	(1.17)	(0.21)	—	(0.21)
Class R5
Year Ended June 30, 2024	18.75	0.35	2.12	2.47	(0.34)	(0.71)	(1.05)
Year Ended June 30, 2023	17.75	0.31	1.79	2.10	(0.31)	(0.79)	(1.10)
Year Ended June 30, 2022	20.32	0.26	(1.20)	(0.94)	(0.25)	(1.38)	(1.63)
Year Ended June 30, 2021	12.62	0.17	7.68	7.85	(0.15)	—	(0.15)
Year Ended June 30, 2020	14.00	0.24	(1.39)	(1.15)	(0.23)	—	(0.23)
Class R6
Year Ended June 30, 2024	18.60	0.37	2.09	2.46	(0.36)	(0.71)	(1.07)
Year Ended June 30, 2023	17.61	0.33	1.78	2.11	(0.33)	(0.79)	(1.12)
Year Ended June 30, 2022	20.18	0.28	(1.20)	(0.92)	(0.27)	(1.38)	(1.65)
Year Ended June 30, 2021	12.53	0.19	7.63	7.82	(0.17)	—	(0.17)
Year Ended June 30, 2020	13.90	0.25	(1.37)	(1.12)	(0.25)	—	(0.25)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Large Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$20.36	13.14%	$297,404	0.93%	1.44%	1.01%	167%
18.93	11.63	289,456	0.93	1.31	1.01	143
17.90	(5.22)	235,054	0.93	0.97	1.01	121
20.48	61.86	218,302	0.93	0.62	1.04	93
12.72	(8.66)	119,402	0.93	1.33	1.04	177

19.23	12.59	81,229	1.44	0.93	1.50	167
17.93	11.05	91,445	1.44	0.80	1.50	143
17.01	(5.70)	79,663	1.44	0.48	1.51	121
19.55	60.96	62,488	1.43	0.11	1.50	93
12.17	(9.04)	33,769	1.44	0.81	1.52	177

19.89	13.45	1,835,424	0.69	1.69	0.76	167
18.51	11.87	1,297,201	0.69	1.54	0.76	143
17.53	(5.04)	1,275,387	0.69	1.20	0.77	121
20.10	62.22	1,418,653	0.69	0.84	0.76	93
12.49	(8.35)	262,414	0.69	1.57	0.76	177

20.13	12.83	14,580	1.19	1.19	1.27	167
18.73	11.35	13,722	1.19	1.05	1.27	143
17.72	(5.50)	12,323	1.19	0.71	1.27	121
20.30	61.40	11,175	1.18	0.38	1.27	93
12.61	(8.83)	17,777	1.19	1.09	1.28	177

19.84	13.15	13,462	0.94	1.44	1.01	167
18.47	11.65	10,744	0.94	1.34	1.00	143
17.49	(5.26)	6,010	0.94	1.06	1.01	121
20.09	61.83	16	0.94	0.63	1.04	93
12.48	(8.59)	18	0.94	1.36	2.24	177

20.38	13.45	2,117	0.69	1.68	0.80	167
18.94	11.85	1,242	0.69	1.59	0.76	143
17.92	(4.95)	495	0.69	1.32	0.77	121
20.50	62.16	135	0.69	0.87	0.76	93
12.73	(8.34)	11,823	0.69	1.60	0.76	177

20.17	13.65	35,836	0.54	1.84	0.61	167
18.75	12.01	29,958	0.54	1.71	0.61	143
17.75	(4.84)	23,073	0.54	1.34	0.61	121
20.32	62.47	24,668	0.54	1.02	0.61	93
12.62	(8.26)	18,535	0.54	1.72	0.62	177

19.99	13.71	1,960,039	0.44	1.94	0.50	167
18.60	12.16	1,733,785	0.44	1.79	0.50	143
17.61	(4.78)	1,564,013	0.44	1.42	0.50	121
20.18	62.68	2,606,033	0.44	1.10	0.50	93
12.53	(8.14)	796,259	0.44	1.86	0.51	177
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	123

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Applied Data Science Value Fund
Class A
Year Ended June 30, 2024	$27.61	$0.45	$3.65	$4.10	$(0.47)	$(1.56)	$(2.03)
Year Ended June 30, 2023	26.56	0.46	2.32	2.78	(0.47)	(1.26)	(1.73)
Year Ended June 30, 2022	36.38	0.45	(1.10)	(0.65)	(0.42)	(8.75)	(9.17)
Year Ended June 30, 2021	25.83	0.42	11.10	11.52	(0.64)	(0.33)	(0.97)
Year Ended June 30, 2020	31.42	0.55 (d)	(3.38)	(2.83)	(0.63)	(2.13)	(2.76)
Class C
Year Ended June 30, 2024	26.93	0.30	3.54	3.84	(0.31)	(1.56)	(1.87)
Year Ended June 30, 2023	25.93	0.31	2.28	2.59	(0.33)	(1.26)	(1.59)
Year Ended June 30, 2022	35.72	0.27	(1.04)	(0.77)	(0.27)	(8.75)	(9.02)
Year Ended June 30, 2021	25.36	0.28	10.90	11.18	(0.49)	(0.33)	(0.82)
Year Ended June 30, 2020	30.90	0.40 (d)	(3.33)	(2.93)	(0.48)	(2.13)	(2.61)
Class I
Year Ended June 30, 2024	27.97	0.53	3.69	4.22	(0.53)	(1.56)	(2.09)
Year Ended June 30, 2023	26.89	0.53	2.35	2.88	(0.54)	(1.26)	(1.80)
Year Ended June 30, 2022	36.72	0.53	(1.11)	(0.58)	(0.50)	(8.75)	(9.25)
Year Ended June 30, 2021	25.79	0.50	11.48	11.98	(0.72)	(0.33)	(1.05)
Year Ended June 30, 2020	31.62	0.62 (d)	(3.66)	(3.04)	(0.66)	(2.13)	(2.79)
Class R2
Year Ended June 30, 2024	27.19	0.34	3.58	3.92	(0.36)	(1.56)	(1.92)
Year Ended June 30, 2023	26.18	0.36	2.29	2.65	(0.38)	(1.26)	(1.64)
Year Ended June 30, 2022	35.99	0.33	(1.07)	(0.74)	(0.32)	(8.75)	(9.07)
Year Ended June 30, 2021	25.55	0.33	11.01	11.34	(0.57)	(0.33)	(0.90)
Year Ended June 30, 2020	31.12	0.47 (d)	(3.35)	(2.88)	(0.56)	(2.13)	(2.69)
Class R5
Year Ended June 30, 2024	28.04	0.54	3.71	4.25	(0.55)	(1.56)	(2.11)
Year Ended June 30, 2023	26.95	0.55	2.35	2.90	(0.55)	(1.26)	(1.81)
Year Ended June 30, 2022	36.78	0.55	(1.11)	(0.56)	(0.52)	(8.75)	(9.27)
Year Ended June 30, 2021	25.66	0.59	11.63	12.22	(0.77)	(0.33)	(1.10)
Year Ended June 30, 2020	31.73	0.67 (d)	(3.87)	(3.20)	(0.74)	(2.13)	(2.87)
Class R6
Year Ended June 30, 2024	28.04	0.57	3.71	4.28	(0.58)	(1.56)	(2.14)
Year Ended June 30, 2023	26.95	0.58	2.35	2.93	(0.58)	(1.26)	(1.84)
Year Ended June 30, 2022	36.78	0.58	(1.11)	(0.53)	(0.55)	(8.75)	(9.30)
Year Ended June 30, 2021	26.06	0.57	11.28	11.85	(0.80)	(0.33)	(1.13)
Year Ended June 30, 2020	31.74	0.70 (d)	(3.47)	(2.77)	(0.78)	(2.13)	(2.91)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)
Reflects special dividends paid out during the year by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income
(loss) per share would have been $0.46, $0.30, $0.53, $0.38, $0.57 and $0.60 for Class A, Class C, Class I, Class R2, Class R5 and Class R6 Shares, respectively, and the net investment income (loss) ratio would have been 1.56%, 1.05%, 1.70%, 1.30%, 1.85% and 2.04% for Class A, Class C, Class I, Class R2, Class R5 and Class R6
Shares, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Large Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$29.68	15.53%	$40,768	0.73%	1.59%	1.01%	22%
27.61	10.70	47,209	0.73	1.69	0.99	17
26.56	(4.07)	49,916	0.73	1.37	0.97	55
36.38	45.65	61,187	0.83	1.37	0.99	72
25.83	(9.96)	49,876	0.83	1.88 (d)	0.95	79

28.90	14.93	2,454	1.23	1.10	1.56	22
26.93	10.14	3,991	1.23	1.19	1.50	17
25.93	(4.54)	7,147	1.23	0.85	1.48	55
35.72	45.02	11,211	1.33	0.91	1.50	72
25.36	(10.46)	11,038	1.33	1.37 (d)	1.46	79

30.10	15.81	81,291	0.49	1.83	0.76	22
27.97	10.95	83,385	0.49	1.93	0.74	17
26.89	(3.84)	94,291	0.49	1.60	0.72	55
36.72	47.54	127,530	0.59	1.62	0.74	72
25.79	(10.69)	113,316	0.59	2.01 (d)	0.68	79

29.19	15.10	2,541	1.09	1.24	1.33	22
27.19	10.29	2,505	1.09	1.33	1.31	17
26.18	(4.41)	2,651	1.09	1.02	1.36	55
35.99	45.36	3,000	1.09	1.08	1.34	72
25.55	(10.24)	2,664	1.09	1.62 (d)	1.30	79

30.18	15.87	4,292	0.44	1.88	0.63	22
28.04	11.02	3,806	0.44	1.98	0.59	17
26.95	(3.79)	3,610	0.44	1.66	0.57	55
36.78	48.74	4,053	0.44	1.91	0.59	72
25.66	(11.16)	4,269	0.44	2.16 (d)	0.55	79

30.18	15.98	38,044	0.34	1.98	0.51	22
28.04	11.13	36,683	0.34	2.09	0.49	17
26.95	(3.70)	38,883	0.34	1.78	0.47	55
36.78	46.60	69,298	0.34	1.82	0.49	72
26.06	(9.68)	74,603	0.34	2.37 (d)	0.44	79
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	125

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Equity Fund
Class A
Year Ended June 30, 2024	$19.75	$0.11	$4.93	$5.04	$(0.10)	$(0.23)	$(0.33)
Year Ended June 30, 2023	17.48	0.14	2.94	3.08	(0.14)	(0.67)	(0.81)
Year Ended June 30, 2022	21.51	0.08	(1.81)	(1.73)	(0.07)	(2.23)	(2.30)
Year Ended June 30, 2021	16.22	0.09	6.39	6.48	(0.08)	(1.11)	(1.19)
Year Ended June 30, 2020	15.86	0.11	1.82	1.93	(0.11)	(1.46)	(1.57)
Class C
Year Ended June 30, 2024	18.76	— (d)	4.68	4.68	(0.03)	(0.23)	(0.26)
Year Ended June 30, 2023	16.65	0.05	2.79	2.84	(0.06)	(0.67)	(0.73)
Year Ended June 30, 2022	20.61	(0.03)	(1.69)	(1.72)	(0.01)	(2.23)	(2.24)
Year Ended June 30, 2021	15.60	(0.01)	6.14	6.13	(0.01)	(1.11)	(1.12)
Year Ended June 30, 2020	15.31	0.03	1.75	1.78	(0.03)	(1.46)	(1.49)
Class I
Year Ended June 30, 2024	19.83	0.16	4.97	5.13	(0.16)	(0.23)	(0.39)
Year Ended June 30, 2023	17.56	0.19	2.94	3.13	(0.19)	(0.67)	(0.86)
Year Ended June 30, 2022	21.59	0.13	(1.81)	(1.68)	(0.12)	(2.23)	(2.35)
Year Ended June 30, 2021	16.27	0.13	6.43	6.56	(0.13)	(1.11)	(1.24)
Year Ended June 30, 2020	15.91	0.15	1.82	1.97	(0.15)	(1.46)	(1.61)
Class L
Year Ended June 30, 2024	19.88	0.20	4.97	5.17	(0.19)	(0.23)	(0.42)
Year Ended June 30, 2023	17.60	0.22	2.94	3.16	(0.21)	(0.67)	(0.88)
Year Ended June 30, 2022	21.63	0.16	(1.81)	(1.65)	(0.15)	(2.23)	(2.38)
Year Ended June 30, 2021	16.30	0.16	6.44	6.60	(0.16)	(1.11)	(1.27)
Year Ended June 30, 2020	15.93	0.17	1.83	2.00	(0.17)	(1.46)	(1.63)
Class R2
Year Ended June 30, 2024	19.48	0.06	4.85	4.91	(0.05)	(0.23)	(0.28)
Year Ended June 30, 2023	17.25	0.10	2.90	3.00	(0.10)	(0.67)	(0.77)
Year Ended June 30, 2022	21.26	0.02	(1.78)	(1.76)	(0.02)	(2.23)	(2.25)
Year Ended June 30, 2021	16.04	0.04	6.33	6.37	(0.04)	(1.11)	(1.15)
Year Ended June 30, 2020	15.70	0.07	1.80	1.87	(0.07)	(1.46)	(1.53)
Class R3
Year Ended June 30, 2024	19.65	0.11	4.90	5.01	(0.10)	(0.23)	(0.33)
Year Ended June 30, 2023	17.40	0.14	2.92	3.06	(0.14)	(0.67)	(0.81)
Year Ended June 30, 2022	21.42	0.08	(1.80)	(1.72)	(0.07)	(2.23)	(2.30)
Year Ended June 30, 2021	16.15	0.09	6.38	6.47	(0.09)	(1.11)	(1.20)
Year Ended June 30, 2020	15.80	0.11	1.81	1.92	(0.11)	(1.46)	(1.57)
Class R4
Year Ended June 30, 2024	19.80	0.16	4.95	5.11	(0.16)	(0.23)	(0.39)
Year Ended June 30, 2023	17.52	0.19	2.94	3.13	(0.18)	(0.67)	(0.85)
Year Ended June 30, 2022	21.55	0.13	(1.81)	(1.68)	(0.12)	(2.23)	(2.35)
Year Ended June 30, 2021	16.25	0.13	6.41	6.54	(0.13)	(1.11)	(1.24)
Year Ended June 30, 2020	15.89	0.15	1.82	1.97	(0.15)	(1.46)	(1.61)
Class R5
Year Ended June 30, 2024	19.89	0.20	4.97	5.17	(0.19)	(0.23)	(0.42)
Year Ended June 30, 2023	17.60	0.22	2.95	3.17	(0.21)	(0.67)	(0.88)
Year Ended June 30, 2022	21.64	0.16	(1.82)	(1.66)	(0.15)	(2.23)	(2.38)
Year Ended June 30, 2021	16.31	0.16	6.44	6.60	(0.16)	(1.11)	(1.27)
Year Ended June 30, 2020	15.94	0.17	1.83	2.00	(0.17)	(1.46)	(1.63)
SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Large Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$24.46	25.84%	$2,588,595	0.94%	0.51%	0.97%	53%
19.75	18.17	1,925,367	0.94	0.79	0.98	47
17.48	(10.04)	1,577,771	0.94	0.37	0.98	53
21.51	41.18	1,642,046	0.94	0.46	0.98	60
16.22	12.59	1,869,111	0.94	0.70	0.99	84

23.18	25.17	479,929	1.44	0.02	1.47	53
18.76	17.54	398,762	1.44	0.29	1.48	47
16.65	(10.44)	351,674	1.44	(0.13)	1.48	53
20.61	40.52	367,940	1.44	(0.05)	1.47	60
15.60	12.01	274,741	1.44	0.19	1.49	84

24.57	26.19	5,174,279	0.69	0.76	0.72	53
19.83	18.39	3,250,488	0.69	1.03	0.73	47
17.56	(9.78)	1,863,855	0.69	0.63	0.73	53
21.59	41.64	1,731,572	0.69	0.69	0.72	60
16.27	12.82	1,038,998	0.69	0.94	0.73	84

24.63	26.35	2,919,844	0.54	0.91	0.57	53
19.88	18.57	2,149,699	0.54	1.18	0.58	47
17.60	(9.63)	1,578,191	0.54	0.76	0.57	53
21.63	41.81	1,907,620	0.54	0.83	0.58	60
16.30	13.03	1,309,531	0.55	1.08	0.59	84

24.11	25.50	304,643	1.19	0.27	1.22	53
19.48	17.89	255,815	1.19	0.54	1.23	47
17.25	(10.28)	219,960	1.19	0.11	1.23	53
21.26	40.92	269,266	1.19	0.20	1.22	60
16.04	12.29	216,689	1.19	0.44	1.23	84

24.33	25.82	248,284	0.94	0.52	0.97	53
19.65	18.14	191,128	0.94	0.79	0.98	47
17.40	(10.04)	157,177	0.94	0.37	0.97	53
21.42	41.30	174,770	0.94	0.44	0.97	60
16.15	12.57	117,991	0.94	0.70	0.98	84

24.52	26.13	100,044	0.69	0.76	0.72	53
19.80	18.48	67,141	0.69	1.04	0.72	47
17.52	(9.80)	55,292	0.69	0.63	0.72	53
21.55	41.58	45,443	0.69	0.69	0.72	60
16.25	12.84	21,651	0.69	0.95	0.73	84

24.64	26.34	1,289,344	0.54	0.92	0.57	53
19.89	18.62	1,093,256	0.54	1.19	0.57	47
17.60	(9.68)	911,961	0.54	0.76	0.57	53
21.64	41.79	1,089,931	0.54	0.84	0.57	60
16.31	13.04	817,671	0.54	1.09	0.58	84
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	127

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Equity Fund (continued)
Class R6
Year Ended June 30, 2024	$19.95	$0.22	$4.98	$5.20	$(0.21)	$(0.23)	$(0.44)
Year Ended June 30, 2023	17.65	0.24	2.96	3.20	(0.23)	(0.67)	(0.90)
Year Ended June 30, 2022	21.69	0.19	(1.82)	(1.63)	(0.18)	(2.23)	(2.41)
Year Ended June 30, 2021	16.34	0.18	6.46	6.64	(0.18)	(1.11)	(1.29)
Year Ended June 30, 2020	15.97	0.19	1.83	2.02	(0.19)	(1.46)	(1.65)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Large Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$24.71	26.43%	$16,708,451	0.44%	1.02%	0.47%	53%
19.95	18.75	13,841,409	0.44	1.28	0.47	47
17.65	(9.56)	11,891,028	0.44	0.87	0.47	53
21.69	41.98	12,615,063	0.44	0.95	0.47	60
16.34	13.13	9,272,379	0.44	1.20	0.48	84
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	129

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. GARP Equity Fund
Class A
Year Ended June 30, 2024	$60.47	$(0.03)(d)	$21.23	$21.20	$(0.07)	$(0.41)	$(0.48)
Year Ended June 30, 2023	49.61	0.09	12.73	12.82	(0.02)	(1.94)	(1.96)
Year Ended June 30, 2022	73.40	(0.02)	(8.99)	(9.01)	—	(14.78)	(14.78)
Year Ended June 30, 2021	57.64	(0.01)	21.89	21.88	(0.52)	(5.60)	(6.12)
Year Ended June 30, 2020	56.61	0.63 (e)	7.41	8.04	(0.34)	(6.67)	(7.01)
Class C
Year Ended June 30, 2024	57.93	(0.35)(d)	20.28	19.93	—	(0.41)	(0.41)
Year Ended June 30, 2023	47.82	(0.16)	12.21	12.05	—	(1.94)	(1.94)
Year Ended June 30, 2022	71.55	(0.35)	(8.60)	(8.95)	—	(14.78)	(14.78)
Year Ended June 30, 2021	56.26	(0.32)	21.36	21.04	(0.15)	(5.60)	(5.75)
Year Ended June 30, 2020	55.45	0.35 (e)	7.22	7.57	(0.09)	(6.67)	(6.76)
Class I
Year Ended June 30, 2024	62.29	0.15	21.87	22.02	(0.21)	(0.41)	(0.62)
Year Ended June 30, 2023	51.05	0.23	13.10	13.33	(0.15)	(1.94)	(2.09)
Year Ended June 30, 2022	75.08	0.15	(9.28)	(9.13)	(0.12)	(14.78)	(14.90)
Year Ended June 30, 2021	58.80	0.16	22.37	22.53	(0.65)	(5.60)	(6.25)
Year Ended June 30, 2020	57.60	0.79 (e)	7.54	8.33	(0.46)	(6.67)	(7.13)
Class R2
Year Ended June 30, 2024	57.87	(0.19)(d)	20.29	20.10	—	(0.41)	(0.41)
Year Ended June 30, 2023	47.65	(0.04)	12.20	12.16	—	(1.94)	(1.94)
Year Ended June 30, 2022	71.18	(0.18)	(8.57)	(8.75)	—	(14.78)	(14.78)
Year Ended June 30, 2021	56.08	(0.17)	21.26	21.09	(0.39)	(5.60)	(5.99)
Year Ended June 30, 2020	55.27	0.48 (e)	7.22	7.70	(0.22)	(6.67)	(6.89)
Class R5
Year Ended June 30, 2024	60.95	0.25	21.39	21.64	(0.29)	(0.41)	(0.70)
Year Ended June 30, 2023	50.02	0.31	12.80	13.11	(0.24)	(1.94)	(2.18)
Year Ended June 30, 2022	73.80	0.24	(9.05)	(8.81)	(0.19)	(14.78)	(14.97)
Year Ended June 30, 2021	57.93	0.26	21.96	22.22	(0.75)	(5.60)	(6.35)
Year Ended June 30, 2020	56.82	0.86 (e)	7.47	8.33	(0.55)	(6.67)	(7.22)
Class R6
Year Ended June 30, 2024	60.94	0.31	21.40	21.71	(0.35)	(0.41)	(0.76)
Year Ended June 30, 2023	50.02	0.36	12.80	13.16	(0.30)	(1.94)	(2.24)
Year Ended June 30, 2022	73.81	0.31	(9.04)	(8.73)	(0.28)	(14.78)	(15.06)
Year Ended June 30, 2021	57.93	0.33	21.96	22.29	(0.81)	(5.60)	(6.41)
Year Ended June 30, 2020	56.81	0.91 (e)	7.49	8.40	(0.61)	(6.67)	(7.28)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(e)
Reflects special dividends paid out during the year by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income
(loss) per share would have been $0.27, $(0.01), $0.41, $0.13, $0.49 and $0.55 for Class A, Class C, Class I, Class R2, Class R5 and Class R6 Shares, respectively, and the net investment income (loss) ratio would have been 0.48%, (0.02)%, 0.73%, 0.23%, 0.88% and 0.99% for Class A, Class C, Class I, Class R2, Class R5 and
Class R6 Shares, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Large Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$81.19	35.26%	$169,418	0.84%	(0.04)%(d)	0.91%	46%
60.47	26.65	115,322	0.84	0.18	0.91	45
49.61	(17.46)	92,344	0.84	(0.03)	0.91	44
73.40	40.08	119,893	0.84	(0.01)	0.90	64
57.64	15.11	94,017	0.84	1.15 (e)	0.94	96

77.45	34.58	12,253	1.34	(0.54)(d)	1.42	46
57.93	26.00	11,852	1.34	(0.32)	1.41	45
47.82	(17.87)	19,522	1.34	(0.54)	1.41	44
71.55	39.44	30,159	1.34	(0.50)	1.40	64
56.26	14.50	31,216	1.34	0.65 (e)	1.42	96

83.69	35.61	178,092	0.59	0.21	0.65	46
62.29	26.95	101,495	0.59	0.43	0.66	45
51.05	(17.25)	86,649	0.59	0.21	0.65	44
75.08	40.46	164,959	0.59	0.25	0.65	64
58.80	15.38	141,497	0.59	1.40 (e)	0.67	96

77.56	34.91	49,552	1.09	(0.29)(d)	1.19	46
57.87	26.33	37,350	1.09	(0.07)	1.22	45
47.65	(17.66)	31,751	1.09	(0.29)	1.20	44
71.18	39.73	45,629	1.09	(0.26)	1.21	64
56.08	14.84	40,305	1.09	0.90 (e)	1.25	96

81.89	35.79	158,691	0.44	0.36	0.50	46
60.95	27.14	120,107	0.44	0.58	0.50	45
50.02	(17.12)	103,007	0.44	0.36	0.50	44
73.80	40.57	166,478	0.44	0.39	0.50	64
57.93	15.63	189,889	0.44	1.55 (e)	0.52	96

81.89	35.94	946,376	0.34	0.46	0.40	46
60.94	27.27	759,948	0.34	0.68	0.40	45
50.02	(17.03)	642,876	0.34	0.47	0.40	44
73.81	40.70	780,470	0.34	0.50	0.40	64
57.93	15.76	617,458	0.34	1.65 (e)	0.42	96
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	131

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Large Cap Core Plus Fund
Class A
Year Ended June 30, 2024	$16.89	$(0.01)(e)	$5.00	$4.99	$—	$(1.99)	$(1.99)
Year Ended June 30, 2023	18.03	(0.01)	3.71	3.70	—	(4.84)	(4.84)
Year Ended June 30, 2022	26.84	(0.08)	(1.95)	(2.03)	—	(6.78)	(6.78)
Year Ended June 30, 2021	24.58	(0.10)	9.21	9.11	(0.03)	(6.82)	(6.85)
Year Ended June 30, 2020	27.51	0.04	2.65	2.69	(0.03)	(5.59)	(5.62)
Class C
Year Ended June 30, 2024	13.64	(0.08)(e)	3.94	3.86	—	(1.99)	(1.99)
Year Ended June 30, 2023	15.48	(0.07)	3.07	3.00	—	(4.84)	(4.84)
Year Ended June 30, 2022	24.01	(0.17)	(1.58)	(1.75)	—	(6.78)	(6.78)
Year Ended June 30, 2021	22.67	(0.21)	8.37	8.16	—	(6.82)	(6.82)
Year Ended June 30, 2020	25.88	(0.08)	2.46	2.38	—	(5.59)	(5.59)
Class I
Year Ended June 30, 2024	17.73	0.03	5.28	5.31	(0.04)	(1.99)	(2.03)
Year Ended June 30, 2023	18.68	0.04	3.87	3.91	(0.02)	(4.84)	(4.86)
Year Ended June 30, 2022	27.53	(0.02)	(2.05)	(2.07)	—	(6.78)	(6.78)
Year Ended June 30, 2021	25.04	(0.03)	9.41	9.38	(0.07)	(6.82)	(6.89)
Year Ended June 30, 2020	27.94	0.10	2.69	2.79	(0.10)	(5.59)	(5.69)
Class R2
Year Ended June 30, 2024	15.03	(0.08)(e)	4.39	4.31	—	(1.99)	(1.99)
Year Ended June 30, 2023	16.59	(0.07)	3.35	3.28	—	(4.84)	(4.84)
Year Ended June 30, 2022	25.27	(0.15)	(1.75)	(1.90)	—	(6.78)	(6.78)
Year Ended June 30, 2021	23.54	(0.18)	8.74	8.56	(0.01)	(6.82)	(6.83)
Year Ended June 30, 2020	26.62	(0.04)	2.55	2.51	—	(5.59)	(5.59)
Class R5
Year Ended June 30, 2024	18.00	0.02	5.36	5.38	(0.03)	(1.99)	(2.02)
Year Ended June 30, 2023	18.91	0.04	3.92	3.96	(0.03)	(4.84)	(4.87)
Year Ended June 30, 2022	27.78	—	(2.09)	(2.09)	—	(6.78)	(6.78)
Year Ended June 30, 2021	25.20	(0.02)	9.49	9.47	(0.07)	(6.82)	(6.89)
Year Ended June 30, 2020	28.08	0.11	2.71	2.82	(0.11)	(5.59)	(5.70)
Class R6
Year Ended June 30, 2024	17.99	0.04	5.37	5.41	(0.05)	(1.99)	(2.04)
Year Ended June 30, 2023	18.90	0.05	3.93	3.98	(0.05)	(4.84)	(4.89)
Year Ended June 30, 2022	27.75	0.02	(2.09)	(2.07)	—	(6.78)	(6.78)
Year Ended June 30, 2021	25.18	— (i)	9.47	9.47	(0.08)	(6.82)	(6.90)
Year Ended June 30, 2020	28.07	0.14	2.70	2.84	(0.14)	(5.59)	(5.73)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)

	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net expenses (excluding dividend and interest expense for securities sold short)
Class A	0.95%	1.01%	1.10%	1.10%	1.10%
Class C	1.44	1.51	1.60	1.59	1.60
Class I	0.69	0.76	0.85	0.85	0.85
Class R2	1.40	1.42	1.45	1.45	1.45
Class R5	0.75	0.77	0.80	0.80	0.80
Class R6	0.64	0.67	0.70	0.70	0.70
Expenses without waivers and reimbursements (excluding dividend and interest expense for securities sold short)
Class A	1.25	1.26	1.25	1.25	1.26
Class C	1.75	1.76	1.76	1.74	1.76
Class I	1.00	1.00	1.00	0.99	1.01
Class R2	1.52	1.52	1.51	1.50	1.52
Class R5	0.85	0.86	0.85	0.84	0.85
Class R6	0.74	0.75	0.75	0.74	0.75

(e)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(f)	Interest expense on securities sold short is 0.14%.
(g)	Interest expense on securities sold short is 0.62%.
(h)	Interest expense on securities sold short is 0.16%.
(i)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Large Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses (including dividend and interest expense for securities sold short)(c)(d)	Net investment income (loss)	Expenses without waivers and reimbursements (including dividend and interest expense for securities sold short)(d)	Portfolio turnover rate (excluding securities sold short)	Portfolio turnover rate (including securities sold short)

$19.89	32.19%	$319,841	1.71%(f)	(0.08)%(e)	2.01%	62%	109%
16.89	24.17	237,165	1.79 (f)	(0.04)	2.04	66	99
18.03	(12.89)	240,209	1.85 (g)	(0.33)	2.00	59	91
26.84	42.30	335,206	1.94 (h)	(0.39)	2.09	57	96
24.58	11.66	267,701	1.92	0.19	2.08	85	134

15.51	31.50	61,460	2.20 (f)	(0.57)(e)	2.51	62	109
13.64	23.54	31,189	2.29 (f)	(0.54)	2.54	66	99
15.48	(13.31)	28,297	2.35 (g)	(0.82)	2.51	59	91
24.01	41.55	36,784	2.43 (h)	(0.88)	2.58	57	96
22.67	11.11	59,105	2.42	(0.32)	2.58	85	134

21.01	32.52	1,480,079	1.45 (f)	0.18	1.76	62	109
17.73	24.50	837,722	1.54 (f)	0.21	1.78	66	99
18.68	(12.70)	970,509	1.60 (g)	(0.09)	1.75	59	91
27.53	42.65	1,702,566	1.69 (h)	(0.12)	1.83	57	96
25.04	11.93	2,189,079	1.67	0.40	1.83	85	134

17.35	31.58	7,541	2.16 (f)	(0.52)(e)	2.28	62	109
15.03	23.65	5,757	2.20 (f)	(0.45)	2.30	66	99
16.59	(13.23)	4,602	2.20 (g)	(0.67)	2.26	59	91
25.27	41.77	5,838	2.29 (h)	(0.74)	2.34	57	96
23.54	11.32	4,560	2.27	(0.13)	2.34	85	134

21.36	32.43	44,798	1.51 (f)	0.13	1.61	62	109
18.00	24.48	30,667	1.55 (f)	0.20	1.64	66	99
18.91	(12.65)	27,541	1.55 (g)	(0.02)	1.60	59	91
27.78	42.75	34,191	1.64 (h)	(0.08)	1.68	57	96
25.20	11.99	38,447	1.62	0.46	1.67	85	134

21.36	32.61	474,521	1.40 (f)	0.23	1.50	62	109
17.99	24.60	285,919	1.45 (f)	0.30	1.53	66	99
18.90	(12.58)	365,912	1.45 (g)	0.07	1.50	59	91
27.75	42.86	536,661	1.54 (h)	0.01	1.58	57	96
25.18	12.10	491,414	1.52	0.58	1.57	85	134
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	133

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Research Enhanced Equity Fund
Class A
Year Ended June 30, 2024	$33.84	$0.31	$8.44	$8.75	$(0.32)	$(0.05)	$(0.37)
Year Ended June 30, 2023	28.88	0.31	5.41	5.72	(0.31)	(0.45)	(0.76)
Year Ended June 30, 2022	36.46	0.27	(3.20)	(2.93)	(0.25)	(4.40)	(4.65)
Year Ended June 30, 2021	26.55	0.27	10.81	11.08	(0.34)	(0.83)	(1.17)
Year Ended June 30, 2020	27.38	0.38	1.80	2.18	(0.31)	(2.70)	(3.01)
Class I
Year Ended June 30, 2024	34.30	0.41	8.57	8.98	(0.42)	(0.05)	(0.47)
Year Ended June 30, 2023	29.26	0.39	5.49	5.88	(0.39)	(0.45)	(0.84)
Year Ended June 30, 2022	36.89	0.36	(3.26)	(2.90)	(0.33)	(4.40)	(4.73)
Year Ended June 30, 2021	26.85	0.35	10.94	11.29	(0.42)	(0.83)	(1.25)
Year Ended June 30, 2020	27.65	0.45	1.83	2.28	(0.38)	(2.70)	(3.08)
Class R6
Year Ended June 30, 2024	34.24	0.45	8.54	8.99	(0.45)	(0.05)	(0.50)
Year Ended June 30, 2023	29.21	0.42	5.48	5.90	(0.42)	(0.45)	(0.87)
Year Ended June 30, 2022	36.84	0.40	(3.26)	(2.86)	(0.37)	(4.40)	(4.77)
Year Ended June 30, 2021	26.81	0.38	10.93	11.31	(0.45)	(0.83)	(1.28)
Year Ended June 30, 2020	27.62	0.48	1.81	2.29	(0.40)	(2.70)	(3.10)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Large Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$42.22	26.01%	$189,141	0.60%	0.86%	0.84%	39%
33.84	20.18	174,430	0.60	1.02	0.84	32
28.88	(10.33)	145,624	0.60	0.77	0.84	30
36.46	42.55	180,296	0.60	0.85	0.84	35
26.55	9.08	183,005	0.60	1.45	0.85	59

42.81	26.35	854,011	0.35	1.11	0.59	39
34.30	20.48	711,186	0.35	1.27	0.58	32
29.26	(10.13)	611,102	0.35	1.02	0.59	30
36.89	42.92	686,545	0.35	1.09	0.58	35
26.85	9.38	204,193	0.35	1.70	0.59	59

42.73	26.46	8,328,482	0.25	1.21	0.34	39
34.24	20.61	6,675,403	0.25	1.37	0.33	32
29.21	(10.05)	5,994,312	0.25	1.15	0.34	30
36.84	43.09	4,185,201	0.25	1.19	0.33	35
26.81	9.47	3,585,672	0.25	1.79	0.34	59
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	135

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Sustainable Leaders Fund
Class A
Year Ended June 30, 2024	$57.02	$0.43	$15.24	$15.67	$(0.48)	$—	$(0.48)
Year Ended June 30, 2023	48.80	0.41	8.30	8.71	(0.49)	—	(0.49)
Year Ended June 30, 2022	59.20	0.39	(8.35)	(7.96)	(0.23)	(2.21)	(2.44)
Year Ended June 30, 2021	42.76	0.42	16.81	17.23	(0.30)	(0.49)	(0.79)
Year Ended June 30, 2020	41.85	0.47	3.52	3.99	(0.43)	(2.65)	(3.08)
Class C
Year Ended June 30, 2024	55.67	0.12	14.89	15.01	(0.15)	—	(0.15)
Year Ended June 30, 2023	47.61	0.15	8.10	8.25	(0.19)	—	(0.19)
Year Ended June 30, 2022	57.87	0.09	(8.14)	(8.05)	—	(2.21)	(2.21)
Year Ended June 30, 2021	41.80	0.16	16.43	16.59	(0.03)	(0.49)	(0.52)
Year Ended June 30, 2020	40.98	0.25	3.44	3.69	(0.22)	(2.65)	(2.87)
Class I
Year Ended June 30, 2024	57.58	0.59	15.39	15.98	(0.61)	—	(0.61)
Year Ended June 30, 2023	49.27	0.54	8.38	8.92	(0.61)	—	(0.61)
Year Ended June 30, 2022	59.71	0.54	(8.43)	(7.89)	(0.34)	(2.21)	(2.55)
Year Ended June 30, 2021	43.11	0.55	16.95	17.50	(0.41)	(0.49)	(0.90)
Year Ended June 30, 2020	42.15	0.57	3.56	4.13	(0.52)	(2.65)	(3.17)
Class R6
Year Ended June 30, 2024	57.57	0.63	15.37	16.00	(0.64)	—	(0.64)
Year Ended June 30, 2023	49.27	0.57	8.37	8.94	(0.64)	—	(0.64)
Year Ended June 30, 2022	59.69	0.57	(8.42)	(7.85)	(0.36)	(2.21)	(2.57)
September 30, 2020 (f) through June 30, 2021	46.79	0.43	13.40	13.83	(0.44)	(0.49)	(0.93)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Large Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$72.21	27.64%	$58,599	0.64%	0.70%	0.99%	25%
57.02	18.00	44,882	0.64	0.79	1.00	39
48.80	(14.36)	37,387	0.64	0.67	1.03	39
59.20	40.64	24,169	0.64	0.80	1.23	44
42.76	9.57	11,178	0.82	1.12	1.53	99

70.53	27.01	4,838	1.14	0.19	1.49	25
55.67	17.38	4,317	1.14	0.29	1.50	39
47.61	(14.77)	4,668	1.14	0.16	1.55	39
57.87	39.94	3,794	1.13	0.32	1.72	44
41.80	9.03	2,735	1.32	0.62	2.07	99

72.95	27.95	85,970	0.39	0.95	0.74	25
57.58	18.29	74,249	0.39	1.03	0.74	39
49.27	(14.15)	98,142	0.39	0.92	0.77	39
59.71	40.99	62,431	0.39	1.06	0.96	44
43.11	9.86	26,787	0.57	1.37	1.25	99

72.93	28.00	68,064	0.34	1.00	0.49	25
57.57	18.35	52,553	0.34	1.09	0.49	39
49.27	(14.09)	45,209	0.34	0.97	0.52	39
59.69	29.93	25,156	0.34	1.05	0.70	44
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	137

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Value Fund
Class A
Year Ended June 30, 2024	$66.58	$0.90	$8.16	$9.06	$(0.97)	$—	$(0.97)
Year Ended June 30, 2023	60.21	0.90	6.53	7.43	(0.90)	(0.16)	(1.06)
Year Ended June 30, 2022	64.61	0.74	(3.22)	(2.48)	(0.71)	(1.21)	(1.92)
Year Ended June 30, 2021	45.62	0.64	19.59	20.23	(0.60)	(0.64)	(1.24)
Year Ended June 30, 2020	49.84	0.79	(3.18)	(2.39)	(0.76)	(1.07)	(1.83)
Class C
Year Ended June 30, 2024	58.61	0.49	7.15	7.64	(0.69)	—	(0.69)
Year Ended June 30, 2023	53.16	0.51	5.76	6.27	(0.66)	(0.16)	(0.82)
Year Ended June 30, 2022	57.32	0.38	(2.84)	(2.46)	(0.49)	(1.21)	(1.70)
Year Ended June 30, 2021	40.63	0.32	17.40	17.72	(0.39)	(0.64)	(1.03)
Year Ended June 30, 2020	44.59	0.48	(2.81)	(2.33)	(0.56)	(1.07)	(1.63)
Class I
Year Ended June 30, 2024	70.89	1.15	8.68	9.83	(1.13)	—	(1.13)
Year Ended June 30, 2023	64.02	1.13	6.94	8.07	(1.04)	(0.16)	(1.20)
Year Ended June 30, 2022	68.55	0.97	(3.43)	(2.46)	(0.86)	(1.21)	(2.07)
Year Ended June 30, 2021	48.34	0.83	20.76	21.59	(0.74)	(0.64)	(1.38)
Year Ended June 30, 2020	52.69	0.96	(3.36)	(2.40)	(0.88)	(1.07)	(1.95)
Class R2
Year Ended June 30, 2024	66.68	0.73	8.16	8.89	(0.79)	—	(0.79)
Year Ended June 30, 2023	60.30	0.74	6.53	7.27	(0.73)	(0.16)	(0.89)
Year Ended June 30, 2022	64.73	0.59	(3.24)	(2.65)	(0.57)	(1.21)	(1.78)
Year Ended June 30, 2021	45.72	0.50	19.63	20.13	(0.48)	(0.64)	(1.12)
Year Ended June 30, 2020	50.01	0.69	(3.19)	(2.50)	(0.72)	(1.07)	(1.79)
Class R3
Year Ended June 30, 2024	70.69	0.96	8.66	9.62	(0.93)	—	(0.93)
Year Ended June 30, 2023	63.83	0.93	6.95	7.88	(0.86)	(0.16)	(1.02)
Year Ended June 30, 2022	68.41	0.80	(3.44)	(2.64)	(0.73)	(1.21)	(1.94)
Year Ended June 30, 2021	48.25	0.68	20.73	21.41	(0.61)	(0.64)	(1.25)
Year Ended June 30, 2020	52.66	0.75	(3.29)	(2.54)	(0.80)	(1.07)	(1.87)
Class R4
Year Ended June 30, 2024	70.87	1.15	8.68	9.83	(1.10)	—	(1.10)
Year Ended June 30, 2023	64.04	1.22	6.85	8.07	(1.08)	(0.16)	(1.24)
Year Ended June 30, 2022	68.60	0.94	(3.41)	(2.47)	(0.88)	(1.21)	(2.09)
Year Ended June 30, 2021	48.31	0.79	20.81	21.60	(0.67)	(0.64)	(1.31)
Year Ended June 30, 2020	52.69	1.04	(3.46)	(2.42)	(0.89)	(1.07)	(1.96)
Class R5
Year Ended June 30, 2024	71.45	1.27	8.75	10.02	(1.22)	—	(1.22)
Year Ended June 30, 2023	64.52	1.25	6.98	8.23	(1.14)	(0.16)	(1.30)
Year Ended June 30, 2022	69.09	1.12	(3.51)	(2.39)	(0.97)	(1.21)	(2.18)
Year Ended June 30, 2021	48.69	0.93	20.93	21.86	(0.82)	(0.64)	(1.46)
Year Ended June 30, 2020	53.06	1.04	(3.39)	(2.35)	(0.95)	(1.07)	(2.02)
Class R6
Year Ended June 30, 2024	71.49	1.34	8.76	10.10	(1.31)	—	(1.31)
Year Ended June 30, 2023	64.55	1.33	6.98	8.31	(1.21)	(0.16)	(1.37)
Year Ended June 30, 2022	69.10	1.16	(3.47)	(2.31)	(1.03)	(1.21)	(2.24)
Year Ended June 30, 2021	48.70	1.02	20.89	21.91	(0.87)	(0.64)	(1.51)
Year Ended June 30, 2020	53.08	1.11	(3.42)	(2.31)	(1.00)	(1.07)	(2.07)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. Morgan Large Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$74.67	13.71%	$1,258,586	0.94%	1.30%	1.01%	18%
66.58	12.43	1,045,975	0.94	1.40	1.01	12
60.21	(4.04)	723,238	0.94	1.13	1.03	22
64.61	44.88	522,230	0.93	1.17	1.03	14
45.62	(5.11)	497,399	0.94	1.61	1.06	22

65.56	13.14	113,163	1.44	0.80	1.50	18
58.61	11.86	107,219	1.44	0.90	1.50	12
53.16	(4.52)	71,714	1.44	0.66	1.52	22
57.32	44.13	37,539	1.43	0.66	1.51	14
40.63	(5.57)	26,487	1.44	1.11	1.53	22

79.59	13.98	2,436,511	0.69	1.55	0.75	18
70.89	12.71	2,205,435	0.69	1.66	0.75	12
64.02	(3.80)	1,440,632	0.69	1.40	0.76	22
68.55	45.22	868,339	0.69	1.35	0.75	14
48.34	(4.85)	135,234	0.69	1.88	0.78	22

74.78	13.42	6,195	1.19	1.05	1.25	18
66.68	12.14	5,380	1.19	1.15	1.25	12
60.30	(4.29)	3,563	1.19	0.89	1.26	22
64.73	44.51	2,005	1.18	0.90	1.25	14
45.72	(5.34)	1,126	1.19	1.46	1.98	22

79.38	13.72	8,937	0.94	1.30	1.01	18
70.69	12.43	8,122	0.94	1.36	1.00	12
63.83	(4.06)	8,698	0.94	1.14	1.01	22
68.41	44.89	1,402	0.94	1.15	1.01	14
48.25	(5.10)	398	0.94	1.50	1.03	22

79.60	13.99	2,834	0.69	1.58	0.76	18
70.87	12.71	4,583	0.69	1.77	0.76	12
64.04	(3.81)	253	0.69	1.34	0.78	22
68.60	45.26	106	0.68	1.46	0.76	14
48.31	(4.88)	1,159	0.69	2.15	0.77	22

80.25	14.16	9,619	0.54	1.71	0.60	18
71.45	12.88	8,761	0.54	1.82	0.60	12
64.52	(3.67)	4,409	0.54	1.60	0.61	22
69.09	45.47	178	0.54	1.56	0.61	14
48.69	(4.72)	83	0.54	2.02	5.20	22

80.28	14.27	1,862,143	0.44	1.79	0.50	18
71.49	13.00	1,319,430	0.44	1.92	0.50	12
64.55	(3.56)	561,821	0.44	1.66	0.51	22
69.10	45.60	275,186	0.44	1.74	0.50	14
48.70	(4.64)	64,968	0.44	2.14	0.53	22
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	139

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 15 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Equity Income Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Equity Index Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Equity Premium Income Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM IV	Diversified
JPMorgan Hedged Equity Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM I	Diversified
JPMorgan Hedged Equity 2 Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM IV	Diversified
JPMorgan Hedged Equity 3 Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM IV	Diversified
JPMorgan Large Cap Growth Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Large Cap Value Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan U.S. Applied Data Science Value Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan U.S. Equity Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan U.S. GARP Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan U.S. Large Cap Core Plus Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan U.S. Research Enhanced Equity Fund	Class A, Class I and Class R6	JPM I	Diversified
JPMorgan U.S. Sustainable Leaders Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan U.S. Value Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
The investment objective of JPMorgan Equity Income Fund (“Equity Income Fund”) is to seek capital appreciation and current income.
The investment objective of JPMorgan Equity Index Fund ("Equity Index Fund") is to seek investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index.
The investment objective of JPMorgan Equity Premium Income Fund (“Equity Premium Income Fund”) is to seek current income while maintaining prospects for capital appreciation.
The investment objective of JPMorgan Hedged Equity Fund (“Hedged Equity Fund”), JPMorgan Hedged Equity 2 Fund (“Hedged Equity 2 Fund”) and JPMorgan Hedged Equity 3 Fund (“Hedged Equity 3 Fund”) is to seek to provide capital appreciation.
The investment objective of JPMorgan Large Cap Growth Fund ("Large Cap Growth Fund") is to seek long-term capital appreciation.
The investment objective of JPMorgan Large Cap Value Fund (“Large Cap Value Fund”) is to seek capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities.
The investment objective of JPMorgan U.S. Applied Data Science Value Fund (“U.S. Applied Data Science Value Fund”) and JPMorgan U.S. Sustainable Leaders Fund (“U.S. Sustainable Leaders Fund”) is to seek to provide long-term capital appreciation.
The investment objective of JPMorgan U.S. Equity Fund (“U.S. Equity Fund”) and JPMorgan U.S. Large Cap Core Plus Fund ("U.S. Large Cap Core Plus Fund") is to seek to provide high total return from a portfolio of selected equity securities.
The investment objective of JPMorgan U.S. GARP Equity Fund (“U.S. GARP Equity Fund”) is to seek to provide long-term capital growth.
The investment objective of JPMorgan U.S. Research Enhanced Equity Fund (“U.S. Research Enhanced Equity Fund”) is to seek to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard and Poor’s 500 Composite Stock Price Index.
The investment objective of JPMorgan U.S. Value Fund (“U.S. Value Fund”) is to seek to provide capital growth over the long-term and to earn income from dividends.

140	J.P. Morgan Large Cap Funds	June 30, 2024

Class L Shares of U.S. Equity Fund and Class A Shares of U.S. Research Enhanced Equity Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of the Funds unless they meet certain requirements as described in the Funds’ prospectus.
JPMorgan Equity Income Fund is offered on a limited basis. Investors are not eligible to purchase shares of the Fund unless they meet certain requirements as described in the Fund’s prospectuses. Effective January 15, 2024, the Fund is no longer subject to a limited offering, and all limited offering disclosure relating to the Fund will be deleted.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

June 30, 2024	J.P. Morgan Large Cap Funds	141

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Equity Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$44,564,162	$—	$—	$44,564,162

(a)	Please refer to the SOI for specifics of portfolio holdings.

Equity Index Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$10,302,396	$—	$—	$10,302,396
Rights	—	—	10	10
Short-Term Investments
Investment Companies	31,098	—	—	31,098
Investment of Cash Collateral from Securities Loaned	12,475	—	—	12,475
Total Short-Term Investments	43,573	—	—	43,573
Total Investments in Securities	$10,345,969	$—	$10	$10,345,979
Appreciation in Other Financial Instruments
Futures Contracts	$94	$—	$—	$94

Equity Premium Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$5,351,756	$—	$—	$5,351,756
Equity Linked Notes	—	843,920	—	843,920
Total Investments in Securities	$5,351,756	$843,920	$—	$6,195,676

142	J.P. Morgan Large Cap Funds	June 30, 2024

Equity Premium Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$19	$—	$—	$19

Hedged Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$19,794,886	$—	$—	$19,794,886
Appreciation in Other Financial Instruments
Futures Contracts (a)	$2,039	$—	$—	$2,039
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	(126,068)	—	—	(126,068)
Put Options Written	(27,695)	—	—	(27,695)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(151,724)	$—	$—	$(151,724)

(a)	Please refer to the SOI for specifics of portfolio holdings.

Hedged Equity 2 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,922,917	$—	$—	$4,922,917
Appreciation in Other Financial Instruments
Futures Contracts (a)	$366	$—	$—	$366
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	(165,857)	—	—	(165,857)
Put Options Written	(699)	—	—	(699)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(166,190)	$—	$—	$(166,190)

(a)	Please refer to the SOI for specifics of portfolio holdings.

Hedged Equity 3 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,962,041	$—	$—	$2,962,041
Appreciation in Other Financial Instruments
Futures Contracts (a)	$189	$—	$—	$189
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	(39,203)	—	—	(39,203)

June 30, 2024	J.P. Morgan Large Cap Funds	143

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
Hedged Equity 3 Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Put Options Written	$(1,639)	$—	$—	$(1,639)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(40,653)	$—	$—	$(40,653)

(a)	Please refer to the SOI for specifics of portfolio holdings.

Large Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$94,704,360	$—	$—	$94,704,360

(a)	Please refer to the SOI for specifics of portfolio holdings.

Large Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,259,500	$—	$—	$4,259,500

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Applied Data Science Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$169,356	$—	$—	$169,356
Appreciation in Other Financial Instruments
Futures Contracts (a)	$4	$—	$—	$4

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$29,895,504	$—	$—	$29,895,504

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. GARP Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,508,001	$—	$—	$1,508,001

144	J.P. Morgan Large Cap Funds	June 30, 2024

U.S. GARP Equity Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts (a)	$49	$—	$—	$49

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Large Cap Core Plus Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,938,905	$—	$—	$2,938,905
Total Liabilities in Securities Sold Short (a)	$(558,541)	$—	$—	$(558,541)
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(35)	$—	$—	$(35)

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Research Enhanced Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$9,427,064	$—	$—	$9,427,064
Appreciation in Other Financial Instruments
Futures Contracts (a)	$498	$—	$—	$498

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Sustainable Leaders Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$217,352	$—	$—	$217,352
Depreciation in Other Financial Instruments
Futures Contracts (a)	$— (b)	$—	$—	$— (b)

(a)	Please refer to the SOI for specifics of portfolio holdings.
(b)	Amount rounds to less than one thousand.

U.S. Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,696,221	$—	$—	$5,696,221

(a)	Please refer to the SOI for specifics of portfolio holdings.

June 30, 2024	J.P. Morgan Large Cap Funds	145

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of June 30, 2024, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund, the Class IM Shares of the JPMorgan Prime Money Market Fund, and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of June 30, 2024.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Equity Index Fund	$12,230	$(12,230)	$—
Large Cap Growth Fund	94,162	(94,162)	—
Large Cap Value Fund	3,059	(3,059)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

146	J.P. Morgan Large Cap Funds	June 30, 2024

JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the year ended June 30, 2024, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
Equity Income Fund	$2
Equity Index Fund	9
Equity Premium Income Fund	3
Large Cap Growth Fund	7
Large Cap Value Fund	2
U.S. Equity Fund	1
U.S. GARP Equity Fund	1
U.S. Value Fund	1
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
Equity Income Fund, Equity Premium Income Fund, Hedged Equity Fund, Hedged Equity 2 Fund, Hedged Equity 3 Fund, U.S. Applied Data Science Value Fund, U.S. Equity Fund, U.S. GARP Equity Fund, U.S. Large Cap Core Plus Fund, U.S. Research Enhanced Equity Fund, U.S. Sustainable Leaders Fund and U.S. Value Fund did not have any securities out on loan at June 30, 2024. Hedged Equity Fund, Hedged Equity 2 Fund, Hedged Equity 3 Fund, U.S. Applied Data Science Value Fund, U.S. Large Cap Core Plus Fund, U.S. Research Enhanced Equity Fund and U.S. Sustainable Leaders Fund did not lend out any securities during the year ended June 30, 2024.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Equity Income Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$951,382	$8,260,306	$9,136,536	$187	$(57)	$75,282	75,267	$13,217	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (a) (b)	—	104,000	104,000	—	—	—	—	155 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	—	108,268	108,268	—	—	—	—	103 *	—
Total	$951,382	$8,472,574	$9,348,804	$187	$(57)	$75,282		$13,475	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Equity Index Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. (a)	$91,369	$7,893	$4,974	$186	$36,061	$130,535	645	$2,694	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (b) (c)	110,942	611,500	712,000	6 *	5	10,453	10,453	4,878 *	—

June 30, 2024	J.P. Morgan Large Cap Funds	147

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
Equity Index Fund (continued)
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	$13,746	$299,731	$311,455	$—	$—	$2,022	2,022	$687 *	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.16% (b) (c)	27,916	1,204,737	1,201,555	—	—	31,098	31,098	2,208	—
Total	$243,973	$2,123,861	$2,229,984	$192	$36,066	$174,108		$10,467	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Equity Premium Income Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$113,862	$2,684,333	$2,798,184	$(11)	$—	$—	—	$2,984	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (a) (b)	60,994	189,000	250,006	12 *	—	—	—	1,163 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	8,789	113,382	122,171	—	—	—	—	174 *	—
Total	$183,645	$2,986,715	$3,170,361	$1	$—	$—		$4,321	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Hedged Equity Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.16% (a) (b)	$185,159	$3,406,734	$3,073,021	$—	$—	$518,872	518,872	$19,039	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.

148	J.P. Morgan Large Cap Funds	June 30, 2024

Hedged Equity 2 Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	$87,650	$1,424,983	$1,415,066	$—	$—	$97,567	97,567	$4,384	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.

Hedged Equity 3 Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	$22,478	$1,172,470	$1,148,370	$—	$—	$46,578	46,578	$2,421	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.

Large Cap Growth Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$1,980,536	$21,512,856	$19,727,636	$(304)	$—	$3,765,452	3,764,699	$139,626	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (a) (b)	—	3,332,500	3,237,543	25 *	(3)	94,979	94,979	4,554 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	—	658,084	646,989	—	—	11,095	11,095	627 *	—
Total	$1,980,536	$25,503,440	$23,612,168	$(279)	$(3)	$3,871,526		$144,807	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Large Cap Value Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$89,626	$2,596,218	$2,558,803	$13	$—	$127,054	127,029	$4,060	$—

June 30, 2024	J.P. Morgan Large Cap Funds	149

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
Large Cap Value Fund (continued)
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (a) (b)	$8,997	$346,000	$353,006	$9 *	$—	$2,000	2,000	$1,010 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	1,834	153,073	153,697	—	—	1,210	1,210	180 *	—
Total	$100,457	$3,095,291	$3,065,506	$22	$—	$130,264		$5,250	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Applied Data Science Value Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$2,951	$35,789	$37,583	$— (c)	$— (c)	$1,157	1,157	$127	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
(c)	Amount rounds to less than one thousand.

U.S. Equity Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$223,996	$7,300,333	$7,254,615	$95	$(5)	$269,804	269,750	$14,013	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (a) (b)	37,991	10,000	47,995	4 *	—	—	—	174 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	5,881	9,914	15,795	—	—	—	—	25 *	—
Total	$267,868	$7,320,247	$7,318,405	$99	$(5)	$269,804		$14,212	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

150	J.P. Morgan Large Cap Funds	June 30, 2024

U.S. GARP Equity Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$12,865	$173,134	$166,572	$(4)	$—	$19,423	19,419	$857	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (a) (b)	—	31,000	30,998	(2)*	—	—	—	192 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	—	19,690	19,690	—	—	—	—	51 *	—
Total	$12,865	$223,824	$217,260	$(6)	$—	$19,423		$1,100	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Large Cap Core Plus Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$30,659	$760,729	$728,548	$(2)	$— (c)	$62,838	62,826	$2,782	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
(c)	Amount rounds to less than one thousand.

U.S. Research Enhanced Equity Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$82,058	$2,717,427	$2,606,442	$10	$3	$193,056	193,017	$5,206	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (a) (b)	—	5,799	5,799	—	—	—	—	1 *	—
Total	$82,058	$2,723,226	$2,612,241	$10	$3	$193,056		$5,207	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

June 30, 2024	J.P. Morgan Large Cap Funds	151

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
U.S. Sustainable Leaders Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$1,493	$26,202	$23,080	$— (c)	$— (c)	$4,615	4,614	$160	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
(c)	Amount rounds to less than one thousand.

U.S. Value Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$173,633	$1,072,477	$1,164,600	$48	$(7)	$81,551	81,535	$5,638	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (a) (b)	—	55,000	54,993	(7)*	—	—	—	289 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	—	30,679	30,679	—	—	—	—	46 *	—
Total	$173,633	$1,158,156	$1,250,272	$41	$(7)	$81,551		$5,973	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Options— Hedged Equity Fund, Hedged Equity 2 Fund and Hedged Equity 3 Fund purchased and sold (“wrote”) put and call options on various instruments including options on indices to manage and hedge interest rate risks within their portfolios and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.
Options Purchased— Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire

152	J.P. Morgan Large Cap Funds	June 30, 2024

premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
The Funds pledge collateral to the counterparty in the form of securities for options written. Securities designated as collateral are denoted on the SOIs.
Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Funds’ exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
G. Futures Contracts— Equity Index Fund, Equity Premium Income Fund, Hedged Equity Fund, Hedged Equity 2 Fund, Hedged Equity 3 Fund, U.S. Applied Data Science Value Fund, U.S. Equity Fund, U.S. GARP Equity Fund, U.S. Large Cap Core Plus Fund, U.S. Research Enhanced Equity Fund and U.S. Sustainable Leaders Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

June 30, 2024	J.P. Morgan Large Cap Funds	153

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Funds' options and futures contracts activity during the year ended June 30, 2024. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity (amounts in thousands, except number of contracts):
	Equity Index Fund	Equity Premium Income Fund
Futures Contracts:
Average Notional Balance Long	$51,809	$8,642
Average Notional Balance Short	—	(5,796)
Ending Notional Balance Long	37,289	—
Ending Notional Balance Short	—	(4,143)

	Hedged Equity Fund	Hedged Equity 2 Fund	Hedged Equity 3 Fund
Futures Contracts:
Average Notional Balance Long	$344,359	$116,924	$51,513
Ending Notional Balance Long	528,118	101,094	48,613
Exchange-Traded Options:
Average Number of Contracts Purchased	36,126	10,076	5,609
Average Number of Contracts Written	(72,251)	(20,153)	(11,217)
Ending Number of Contracts Purchased	35,968	9,014	5,411
Ending Number of Contracts Written	(71,936)	(18,028)	(10,822)

	U.S. Applied Data Science Value Fund	U.S. Equity Fund	U.S. GARP Equity Fund
Futures Contracts:
Average Notional Balance Long	$2,060	$89,628	$13,302
Ending Notional Balance Long	1,105	—	26,516

	U.S. Large Cap Core Plus Fund	U.S. Research Enhanced Equity Fund	U.S. Sustainable Leaders Fund
Futures Contracts:
Average Notional Balance Long	$19,888	$89,972	$2,690
Ending Notional Balance Long	30,936	128,163	4,175
The Funds' derivatives contracts held at June 30, 2024 are not accounted for as hedging instruments under GAAP.
H. Equity-Linked Notes— Equity Premium Income Fund invested in Equity-Linked Notes (“ELNs”). These are hybrid instruments which combine both debt and equity characteristics into a single note form. ELNs' values are linked to the performance of an underlying index. ELNs are unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs are valued daily, under procedures adopted by the Board, based on values provided by an approved pricing source. These notes have a coupon which is accrued and recorded as interest income on the Statements of Operations. Changes in the market value of ELNs are recorded as Change in net unrealized appreciation or depreciation on the Statements of Operations. The Fund realizes a gain or loss when an ELN is sold or matures, which is recorded as Net realized gain (loss) on transactions from investments in non-affiliates on the Statements of Operations.
As of June 30, 2024, Equity Premium Income Fund had outstanding ELNs as listed on the SOIs.
I. Short Sales— U.S. Large Cap Core Plus Fund engaged in short sales as part of its normal investment activities. In a short sale, the Fund sells securities it does not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Fund borrows securities from a broker. To close out a short position, the Fund delivers the same securities to the broker.
The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the broker is recorded as Deposits at broker for securities

154	J.P. Morgan Large Cap Funds	June 30, 2024

sold short, while cash collateral deposited at the Fund's custodian for the benefit of the broker is recorded as Restricted cash for securities sold short on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the SOIs. The Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net amounts of income or fees are included as interest income or interest expense on securities sold short on the Statements of Operations.
The Fund is obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the Statements of Operations as Dividend expense on securities sold short. The Fund is obligated to pay the broker interest accrued on short positions while the position is outstanding. Interest expense on short positions is reported as Interest expense to non-affiliates on securities sold short on the Statements of Operations. Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.
The Fund will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will record a realized gain if the price of the borrowed security declines between those dates.
As of June 30, 2024, U.S. Large Cap Core Plus Fund had outstanding short sales as listed on its SOI.
J. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income and dividend expense on securities sold short, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
K. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended June 30, 2024 are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Equity Income Fund
Transfer agency fees	$174	$37	$420	n/a	$11	$7	$5	$24	$443	$1,121
Equity Index Fund
Transfer agency fees	188	5	48	n/a	n/a	n/a	n/a	n/a	52	293
Equity Premium Income Fund
Transfer agency fees	15	10	127	n/a	n/a	n/a	n/a	— (a)	13	165
Hedged Equity Fund
Transfer agency fees	31	14	228	n/a	n/a	n/a	n/a	1	45	319
Hedged Equity 2 Fund
Transfer agency fees	9	6	43	n/a	n/a	n/a	n/a	— (a)	9	67
Hedged Equity 3 Fund
Transfer agency fees	4	3	23	n/a	n/a	n/a	n/a	— (a)	4	34
Large Cap Growth Fund
Transfer agency fees	397	26	235	n/a	33	16	8	14	669	1,398

June 30, 2024	J.P. Morgan Large Cap Funds	155

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Large Cap Value Fund
Transfer agency fees	$49	$5	$168	n/a	$3	$1	$1	$3	$28	$258
U.S. Applied Data Science Value Fund
Transfer agency fees	1	1	4	n/a	2	n/a	n/a	1	2	11
U.S. Equity Fund
Transfer agency fees	111	15	277	$53	9	6	2	12	177	662
U.S. GARP Equity Fund
Transfer agency fees	12	2	6	n/a	20	n/a	n/a	2	7	49
U.S. Large Cap Core Plus Fund
Transfer agency fees	17	3	22	n/a	1	n/a	n/a	1	4	48
U.S. Research Enhanced Equity Fund
Transfer agency fees	11	n/a	14	n/a	n/a	n/a	n/a	n/a	71	96
U.S. Sustainable Leaders Fund
Transfer agency fees	5	— (a)	3	n/a	n/a	n/a	n/a	n/a	2	10
U.S. Value Fund
Transfer agency fees	157	7	34	n/a	— (a)	1	1	— (a)	33	233

(a)	Amount rounds to less than one thousand.
L. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of June 30, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
M. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least quarterly, except for Large Cap Growth Fund, U.S. GARP Equity Fund, U.S. Large Cap Core Plus Fund and U.S. Sustainable Leaders Fund, for which distributions are generally declared and paid at least annually, Equity Income Fund, for which distributions are generally declared and paid at least monthly, and Equity Premium Income Fund, for which distributions are generally declared daily and paid at least monthly. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Equity Income Fund	$157,907	$715	$(158,622)
Equity Index Fund	—	(11)	11
Large Cap Value Fund	26,545	(129)	(26,416)
U.S. Applied Data Science Value Fund	—	25	(25)
U.S. GARP Equity Fund	—	82	(82)
U.S. Large Cap Core Plus Fund	9,135	318	(9,453)
The reclassifications for the Funds relate primarily to tax adjustments on certain investments and tax equalization.

156	J.P. Morgan Large Cap Funds	June 30, 2024

3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Equity Income Fund	0.40%
Equity Index Fund	0.04
Equity Premium Income Fund	0.25
Hedged Equity Fund	0.25
Hedged Equity 2 Fund	0.25
Hedged Equity 3 Fund	0.25
Large Cap Growth Fund	0.45
Large Cap Value Fund	0.40
U.S. Applied Data Science Value Fund	0.30
U.S. Equity Fund	0.40
U.S. GARP Equity Fund	0.30
U.S. Large Cap Core Plus Fund	0.65
U.S. Research Enhanced Equity Fund	0.25
U.S. Sustainable Leaders Fund	0.30
U.S. Value Fund	0.40
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund's respective average daily net assets in excess of $25 billion. For the year ended June 30, 2024, the effective annualized rate for Equity Income Fund, Equity Index Fund, Equity Premium Income Fund, Hedged Equity Fund, Hedged Equity 2 Fund, Hedged Equity 3 Fund, Large Cap Growth Fund, Large Cap Value Fund, U.S. Applied Data Science Value Fund, U.S. Equity Fund, U.S. GARP Equity Fund, U.S. Large Cap Core Plus Fund, U.S. Research Enhanced Equity Fund, U.S. Sustainable Leaders Fund and U.S. Value Fund was 0.035%, 0.075%, 0.075%, 0.065%, 0.075%, 0.075%, 0.027%, 0.075%, 0.075%, 0.057%, 0.075%, 0.075%, 0.075%, 0.075% and 0.075%, respectively, of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in  Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Equity Income Fund	0.25%	0.75%	0.50%	0.25%
Equity Index Fund	0.25	0.75	n/a	n/a
Equity Premium Income Fund	0.25	0.75	n/a	n/a
Hedged Equity Fund	0.25	0.75	n/a	n/a
Hedged Equity 2 Fund	0.25	0.75	n/a	n/a
Hedged Equity 3 Fund	0.25	0.75	n/a	n/a
Large Cap Growth Fund	0.25	0.75	0.50	0.25
Large Cap Value Fund	0.25	0.75	0.50	0.25
U.S. Applied Data Science Value Fund	0.25	0.75	0.50	n/a

June 30, 2024	J.P. Morgan Large Cap Funds	157

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
	Class A	Class C	Class R2	Class R3
U.S. Equity Fund	0.25%	0.75%	0.50%	0.25%
U.S. GARP Equity Fund	0.25	0.75	0.50	n/a
U.S. Large Cap Core Plus Fund	0.25	0.75	0.50	n/a
U.S. Research Enhanced Equity Fund	0.25	n/a	n/a	n/a
U.S. Sustainable Leaders Fund	0.25	0.75	n/a	n/a
U.S. Value Fund	0.25	0.75	0.50	0.25
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended June 30, 2024, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Equity Income Fund	$141	$1
Equity Index Fund	66	— (a)
Equity Premium Income Fund	735	2
Hedged Equity Fund	148	—
Hedged Equity 2 Fund	23	— (a)
Hedged Equity 3 Fund	15	— (a)
Large Cap Growth Fund	876	— (a)
Large Cap Value Fund	23	— (a)
U.S. Applied Data Science Value Fund	1	—
U.S. Equity Fund	301	— (a)
U.S. GARP Equity Fund	14	— (a)
U.S. Large Cap Core Plus Fund	39	—
U.S. Research Enhanced Equity Fund	— (a)	—
U.S. Sustainable Leaders Fund	4	—
U.S. Value Fund	139	5

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Equity Income Fund	0.25%	0.25%	0.25%	n/a	0.25%	0.25%	0.25%	0.10%
Equity Index Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	n/a
Equity Premium Income Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Hedged Equity Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Hedged Equity 2 Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Hedged Equity 3 Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Large Cap Growth Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
Large Cap Value Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
U.S. Applied Data Science Value Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
U.S. Equity Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
U.S. GARP Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
U.S. Large Cap Core Plus Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
U.S. Research Enhanced Equity Fund	0.25	n/a	0.25	n/a	n/a	n/a	n/a	n/a
U.S. Sustainable Leaders Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	n/a
U.S. Value Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10

158	J.P. Morgan Large Cap Funds	June 30, 2024

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Equity Index Fund	0.45%	n/a	0.20%	n/a	n/a	n/a	n/a	0.05%
Equity Premium Income Fund	0.85	1.35%	0.60	n/a	n/a	n/a	0.45%	0.35
Hedged Equity Fund	0.85	1.35	0.60	n/a	n/a	n/a	0.45	0.35
Hedged Equity 2 Fund	0.85	1.35	0.60	n/a	n/a	n/a	0.45	0.35
Hedged Equity 3 Fund	0.85	1.35	0.60	n/a	n/a	n/a	0.45	0.35
Large Cap Growth Fund	0.94	1.44	0.69	1.19%	0.94%	0.69%	0.54	0.44
Large Cap Value Fund	0.93	1.44	0.69	1.19	0.94	0.69	0.54	0.44
U.S. Applied Data Science Value Fund	0.73	1.23	0.49	1.09	n/a	n/a	0.44	0.34
U.S. Equity Fund	0.94	1.44	0.69	1.19	0.94	0.69	0.54	0.44
U.S. GARP Equity Fund	0.84	1.34	0.59	1.09	n/a	n/a	0.44	0.34
U.S. Large Cap Core Plus Fund	0.95	1.45	0.70	1.40	n/a	n/a	0.75	0.65
U.S. Research Enhanced Equity Fund	0.60	n/a	0.35	n/a	n/a	n/a	n/a	0.25
U.S. Sustainable Leaders Fund	0.64	1.14	0.39	n/a	n/a	n/a	n/a	0.34
U.S. Value Fund	0.94	1.44	0.69	1.19	0.94	0.69	0.54	0.44
The expense limitation agreements were in effect for the year ended June 30, 2024 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2024.

June 30, 2024	J.P. Morgan Large Cap Funds	159

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
For the year ended June 30, 2024, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Equity Income Fund	$73	$—	$—	$73	$—
Equity Index Fund	3,569	3,385	2,062	9,016	52
Equity Premium Income Fund	48	33	25	106	2
Hedged Equity Fund	—	—	— (a)	— (a)	—
Hedged Equity 2 Fund	14	9	4	27	1
Hedged Equity 3 Fund	31	21	2	54	— (a)
Large Cap Growth Fund	20,765	13,780	398	34,943	75
Large Cap Value Fund	1,246	826	246	2,318	15
U.S. Applied Data Science Value Fund	176	118	134	428	— (a)
U.S. Equity Fund	3,892	2,572	432	6,896	177
U.S. GARP Equity Fund	434	289	38	761	2
U.S. Large Cap Core Plus Fund	1,029	686	2,702	4,417	1
U.S. Research Enhanced Equity Fund	4,216	2,809	1,415	8,440	—
U.S. Sustainable Leaders Fund	166	110	269	545	—
U.S. Value Fund	1,746	1,163	192	3,101	31

(a)	Amount rounds to less than one thousand.
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the year ended June 30, 2024 were as follows:

Equity Income Fund	$431
Equity Index Fund	87
Equity Premium Income Fund	68
Hedged Equity Fund	715
Hedged Equity 2 Fund	102
Hedged Equity 3 Fund	56
Large Cap Growth Fund	2,938
Large Cap Value Fund	92
U.S. Applied Data Science Value Fund	3
U.S. Equity Fund	301
U.S. GARP Equity Fund	18
U.S. Large Cap Core Plus Fund	56
U.S. Research Enhanced Equity Fund	101
U.S. Sustainable Leaders Fund	3
U.S. Value Fund	130
JPMIM voluntarily agreed to reimburse the Funds for the Trustee Fees paid to one of the interested Trustees. For the year ended June 30, 2024, the amount of these reimbursements were as follows:

Equity Income Fund	$4
Equity Index Fund	1
Equity Premium Income Fund	1

160	J.P. Morgan Large Cap Funds	June 30, 2024

Hedged Equity Fund	$2
Hedged Equity 2 Fund	1
Hedged Equity 3 Fund	1
Large Cap Growth Fund	5
Large Cap Value Fund	1
U.S. Applied Data Science Value Fund	1
U.S. Equity Fund	3
U.S. GARP Equity Fund	1
U.S. Large Cap Core Plus Fund	1
U.S. Research Enhanced Equity Fund	1
U.S. Sustainable Leaders Fund	1
U.S. Value Fund	1
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended June 30, 2024, Large Cap Value Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The below Funds used related party broker-dealers during the year ended June 30, 2024, and incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows:
Brokerage Commissions
Equity Income Fund	$87
Equity Premium Income Fund	14
Hedged Equity Fund	139
Hedged Equity 2 Fund	65
Hedged Equity 3 Fund	57
Large Cap Value Fund	65
U.S. Applied Data Science Value Fund	1
U.S. Equity Fund	72
U.S. GARP Equity Fund	1
U.S. Research Enhanced Equity Fund	8
U.S. Sustainable Leaders Fund	1
U.S. Value Fund	12
4. Investment Transactions
During the year ended June 30, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Securities Sold Short	Covers on Securities Sold Short
Equity Income Fund	$9,129,614	$15,322,124	$—	$—
Equity Index Fund	893,894	449,294	—	—
Equity Premium Income Fund	10,710,689	10,430,043	—	—
Hedged Equity Fund	6,355,180	6,620,130	—	—
Hedged Equity 2 Fund	1,963,769	2,898,935	—	—

June 30, 2024	J.P. Morgan Large Cap Funds	161

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Securities Sold Short	Covers on Securities Sold Short
Hedged Equity 3 Fund	$1,482,059	$1,628,204	$—	$—
Large Cap Growth Fund	31,553,553	23,093,332	—	—
Large Cap Value Fund	6,362,794	6,035,272	—	—
U.S. Applied Data Science Value Fund	36,892	62,900	—	—
U.S. Equity Fund	13,800,922	13,281,547	—	—
U.S. GARP Equity Fund	566,588	602,356	—	—
U.S. Large Cap Core Plus Fund	1,922,510	1,306,469	990,638	798,544
U.S. Research Enhanced Equity Fund	3,123,034	3,214,388	—	—
U.S. Sustainable Leaders Fund	46,867	54,617	—	—
U.S. Value Fund	1,276,047	910,698	—	—
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2024 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Equity Income Fund	$29,111,317	$16,015,451	$562,606	$15,452,845
Equity Index Fund	4,354,734	6,080,250	88,911	5,991,339
Equity Premium Income Fund	5,239,191	1,057,274	100,770	956,504
Hedged Equity Fund	11,669,555	8,160,995	187,388	7,973,607
Hedged Equity 2 Fund	3,397,327	1,573,153	213,753	1,359,400
Hedged Equity 3 Fund	2,146,679	840,440	65,731	774,709
Large Cap Growth Fund	54,009,570	40,998,723	303,933	40,694,790
Large Cap Value Fund	3,872,747	485,242	98,489	386,753
U.S. Applied Data Science Value Fund	136,387	38,764	5,791	32,973
U.S. Equity Fund	17,656,860	12,396,719	158,075	12,238,644
U.S. GARP Equity Fund	694,178	818,520	4,648	813,872
U.S. Large Cap Core Plus Fund *	1,249,294	1,158,823	27,788	1,131,035
U.S. Research Enhanced Equity Fund	5,365,195	4,159,857	97,490	4,062,367
U.S. Sustainable Leaders Fund	146,306	73,034	1,988	71,046
U.S. Value Fund	4,454,519	1,364,299	122,597	1,241,702

*	The tax cost includes the proceeds from short sales which may result in a net negative cost.
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to certain derivatives and wash sale loss deferrals.

162	J.P. Morgan Large Cap Funds	June 30, 2024

The tax character of distributions paid during the year ended June 30, 2024 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Equity Income Fund	$976,837	$329,178	$1,306,015
Equity Index Fund	125,568	—	125,568
Equity Premium Income Fund	437,278	—	437,278
Hedged Equity Fund	158,875	—	158,875
Hedged Equity 2 Fund	42,150	—	42,150
Hedged Equity 3 Fund	23,662	—	23,662
Large Cap Growth Fund	170,094	—	170,094
Large Cap Value Fund	64,731	132,881	197,612
U.S. Applied Data Science Value Fund	5,421	6,778	12,199
U.S. Equity Fund	217,330	272,641	489,971
U.S. GARP Equity Fund	5,169	7,575	12,744
U.S. Large Cap Core Plus Fund	3,079	165,702	168,781
U.S. Research Enhanced Equity Fund	95,982	9,493	105,475
U.S. Sustainable Leaders Fund	1,738	—	1,738
U.S. Value Fund	82,194	—	82,194

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2023 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Equity Income Fund	$1,057,004	$833,202	$1,890,206
Equity Index Fund	115,744	947	116,691
Equity Premium Income Fund	514,097	—	514,097
Hedged Equity Fund	159,504	—	159,504
Hedged Equity 2 Fund	123,767	166,531	290,298
Hedged Equity 3 Fund	25,795	27,923	53,718
Large Cap Growth Fund	173,342	1,047,683	1,221,025
Large Cap Value Fund	55,900	142,798	198,698
U.S. Applied Data Science Value Fund	5,918	6,269	12,187
U.S. Equity Fund	233,389	729,351	962,740
U.S. GARP Equity Fund	4,651	36,594	41,245
U.S. Large Cap Core Plus Fund	1,832	365,385	367,217
U.S. Research Enhanced Equity Fund	93,208	100,497	193,705
U.S. Sustainable Leaders Fund	1,911	—	1,911
U.S. Value Fund	61,357	7,843	69,200

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

June 30, 2024	J.P. Morgan Large Cap Funds	163

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
As of June 30, 2024, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Equity Income Fund	$—	$1,272,392	$15,452,845
Equity Index Fund	4,033	(97,891)	5,991,286
Equity Premium Income Fund	13,171	(810,437)	955,472
Hedged Equity Fund	9,341	(969,497)	7,973,607
Hedged Equity 2 Fund	2,364	(648,709)	1,359,400
Hedged Equity 3 Fund	1,401	(260,544)	774,709
Large Cap Growth Fund	25,062	(542,578)	40,694,790
Large Cap Value Fund	161,452	126,995	386,753
U.S. Applied Data Science Value Fund	743	8,499	32,973
U.S. Equity Fund	461,116	975,534	12,238,644
U.S. GARP Equity Fund	18,483	42,052	813,872
U.S. Large Cap Core Plus Fund	1,595	129,876	1,131,035
U.S. Research Enhanced Equity Fund	83,981	270,842	4,062,367
U.S. Sustainable Leaders Fund	751	(12,936)	71,046
U.S. Value Fund	12,752	30,428	1,241,702
The cumulative timing differences primarily consist of certain derivatives, dividends payable, post-October capital loss deferrals and wash sale loss deferrals.
As of June 30, 2024, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Equity Index Fund	$32,119	$65,772
Equity Premium Income Fund	654,909	155,528
Hedged Equity Fund	656,369	313,128
Hedged Equity 2 Fund	322,683	326,026
Hedged Equity 3 Fund	103,020	157,524
Large Cap Growth Fund	542,578	—
U.S. Sustainable Leaders Fund	11,932	1,004
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2024, the Funds deferred to July 1, 2024 the following net capital losses (gains) of:
	Net Capital Losses (Gains)
	Short-Term	Long-Term
Equity Index Fund	$—	$1,652
Equity Premium Income Fund	348,436	(11,024)
Hedged Equity Fund	532,510	447,401
Hedged Equity 2 Fund	141,537	251,500
Hedged Equity 3 Fund	40,060	110,158
Large Cap Growth Fund	353,925	—

164	J.P. Morgan Large Cap Funds	June 30, 2024

During the year ended June 30, 2024, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Equity Index Fund	$14,532	$—
Hedged Equity Fund	33,750	190,185
U.S. GARP Equity Fund	524	—
U.S. Sustainable Leaders Fund	1,084	1,882
U.S. Value Fund	3,251	408
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund as of June 30, 2024. Average borrowings from the Facility for the year ended June 30, 2024, were as follows:
	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Equity Index Fund	$9,194	5.81%	3	$4
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 29, 2024.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2024.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate (SOFR). Effective August 6, 2024, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the year ended June 30, 2024.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

June 30, 2024	J.P. Morgan Large Cap Funds	165

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
As of June 30, 2024, the Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Equity Income Fund	1	10.7%	2	33.1%
Equity Index Fund	3	31.2	—	—
Equity Premium Income Fund	1	17.8	2	46.3
Hedged Equity Fund	—	—	2	42.1
Hedged Equity 2 Fund	1	12.3	3	42.5
Hedged Equity 3 Fund	1	11.6	3	42.0
Large Cap Growth Fund	—	—	1	20.7
Large Cap Value Fund	1	10.7	2	27.6
U.S. Applied Data Science Value Fund	—	—	3	33.9
U.S. Equity Fund	—	—	1	19.1
U.S. GARP Equity Fund	3	44.1	—	—
U.S. Large Cap Core Plus Fund	1	26.0	—	—
U.S. Research Enhanced Equity Fund	—	—	2	33.4
U.S. Sustainable Leaders Fund	—	—	2	34.0
U.S. Value Fund	—	—	2	41.2
As of June 30, 2024, J.P. Morgan Investor Funds, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
Equity Index Fund	— %	— %	63.6%
Large Cap Value Fund	22.4	—	—
U.S. GARP Equity Fund	50.5	—	—
U.S. Research Enhanced Equity Fund	11.2	28.8	—
Equity Premium Income Fund’s investments in ELNs entail varying degrees of risks. The Fund is subject to loss of their full principal amount. In addition, the ELNs are subject to a stated maximum return which may limit the payment at maturity. The Fund may also be exposed to additional risks associated with structured notes including: counterparty credit risk related to the issuer’s ability to make payment at maturity; liquidity risk related to a lack of liquid market for these notes, preventing the Fund from trading or selling the notes easily; and a greater degree of market risk than other types of debt securities because the investor bears the risk associated with the underlying financial instruments.
The Funds are subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions, may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

166	J.P. Morgan Large Cap Funds	June 30, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of JPMorgan Trust I, JPMorgan Trust II and JPMorgan Trust IV and Shareholders of JPMorgan Equity Income Fund, JPMorgan Equity Index Fund, JPMorgan Equity Premium Income Fund, JPMorgan Hedged Equity Fund, JPMorgan Hedged Equity 2 Fund, JPMorgan Hedged Equity 3 Fund, JPMorgan Large Cap Growth Fund, JPMorgan Large Cap Value Fund, JPMorgan U.S. Applied Data Science Value Fund, JPMorgan U.S. Equity Fund, JPMorgan U.S. GARP Equity Fund, JPMorgan U.S. Large Cap Core Plus Fund, JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Sustainable Leaders Fund and JPMorgan U.S. Value Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Hedged Equity Fund, JPMorgan U.S. Applied Data Science Value Fund, JPMorgan U.S. Equity Fund, JPMorgan U.S. GARP Equity Fund, JPMorgan U.S. Large Cap Core Plus Fund, JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Sustainable Leaders Fund and JPMorgan U.S. Value Fund (eight of the funds constituting JPMorgan Trust I), JPMorgan Equity Income Fund, JPMorgan Equity Index Fund, JPMorgan Large Cap Growth Fund and JPMorgan Large Cap Value Fund (four of the funds constituting JPMorgan Trust II) and JPMorgan Equity Premium Income Fund, JPMorgan Hedged Equity 2 Fund and JPMorgan Hedged Equity 3 Fund (three of the funds constituting JPMorgan Trust IV) (hereafter collectively referred to as the “Funds”) as of June 30, 2024, the related statements of operations for the year ended June 30, 2024, the statement of cash flows for JPMorgan U.S. Large Cap Core Plus Fund for the year ended June 30, 2024, the statements of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2024, the results of each of their operations for the year then ended, for the JPMorgan U.S. Large Cap Core Plus Fund, the results of its cash flows for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
August 27, 2024
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

June 30, 2024	J.P. Morgan Large Cap Funds	167

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended June 30, 2024. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2024. The information necessary to complete your income tax returns for the calendar year ending December 31, 2024 will be provided under separate cover.
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2024:
Dividends Received Deduction
JPMorgan Equity Income Fund	100.00%
JPMorgan Equity Index Fund	95.76
JPMorgan Equity Premium Income Fund	17.65
JPMorgan Hedged Equity Fund	100.00
JPMorgan Hedged Equity 2 Fund	100.00
JPMorgan Hedged Equity 3 Fund	100.00
JPMorgan Large Cap Growth Fund	100.00
JPMorgan Large Cap Value Fund	100.00
JPMorgan U.S. Applied Data Science Value Fund	64.13
JPMorgan U.S. Equity Fund	100.00
JPMorgan U.S. GARP Equity Fund	100.00
JPMorgan U.S. Large Cap Core Plus Fund	100.00
JPMorgan U.S. Research Enhanced Equity Fund	100.00
JPMorgan U.S. Sustainable Leaders Fund	100.00
JPMorgan U.S. Value Fund	100.00
Long Term Capital Gain
Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended June 30, 2024:
Long-Term Capital Gain Distribution
JPMorgan Equity Income Fund	$487,085
JPMorgan Large Cap Value Fund	144,715
JPMorgan U.S. Applied Data Science Value Fund	6,778
JPMorgan U.S. Equity Fund	272,641
JPMorgan U.S. GARP Equity Fund	7,575
JPMorgan U.S. Large Cap Core Plus Fund	174,775
JPMorgan U.S. Research Enhanced Equity Fund	9,493
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2024:
Qualified Dividend Income
JPMorgan Equity Income Fund	$976,837
JPMorgan Equity Index Fund	124,417
JPMorgan Equity Premium Income Fund	84,287
JPMorgan Hedged Equity Fund	158,875
JPMorgan Hedged Equity 2 Fund	42,150
JPMorgan Hedged Equity 3 Fund	23,662
JPMorgan Large Cap Growth Fund	170,094
JPMorgan Large Cap Value Fund	64,731
JPMorgan U.S. Applied Data Science Value Fund	3,660
JPMorgan U.S. Equity Fund	217,330
JPMorgan U.S. GARP Equity Fund	5,169
JPMorgan U.S. Large Cap Core Plus Fund	3,079
JPMorgan U.S. Research Enhanced Equity Fund	95,982
JPMorgan U.S. Sustainable Leaders Fund	1,738
JPMorgan U.S. Value Fund	82,194

168	J.P. Morgan Large Cap Funds	June 30, 2024

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. June 2024.
AN-LCE-624

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.

Annual Report
J.P. Morgan Mid Cap/Multi-Cap Funds
June 30, 2024
JPMorgan Growth Advantage Fund
JPMorgan Mid Cap Equity Fund
JPMorgan Mid Cap Growth Fund
JPMorgan Mid Cap Value Fund
JPMorgan Value Advantage Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.5%
Automobiles — 0.8%
Tesla, Inc. *	859	170,028
Beverages — 0.7%
Constellation Brands, Inc., Class A	532	136,821
Biotechnology — 3.4%
Alnylam Pharmaceuticals, Inc. *	405	98,323
Natera, Inc. *	1,880	203,557
Regeneron Pharmaceuticals, Inc. *	375	394,690
		696,570
Broadline Retail — 6.2%
Amazon.com, Inc. *	6,541	1,264,012
Building Products — 1.5%
Trane Technologies plc	938	308,472
Capital Markets — 4.3%
Blackstone, Inc.	1,581	195,751
Interactive Brokers Group, Inc., Class A	1,327	162,676
KKR & Co., Inc.	1,509	158,805
Moody's Corp.	467	196,733
Morgan Stanley	1,596	155,111
		869,076
Commercial Services & Supplies — 0.8%
Copart, Inc. *	2,990	161,945
Communications Equipment — 0.7%
Arista Networks, Inc. *	432	151,262
Construction & Engineering — 1.0%
Quanta Services, Inc.	831	211,188
Distributors — 0.2%
Pool Corp.	162	49,935
Electrical Equipment — 2.0%
AMETEK, Inc.	1,010	168,339
Hubbell, Inc.	316	115,668
Vertiv Holdings Co., Class A	1,313	113,677
		397,684
Energy Equipment & Services — 1.1%
TechnipFMC plc (United Kingdom)	8,156	213,291
Entertainment — 2.0%
Netflix, Inc. *	410	276,636
Take-Two Interactive Software, Inc. *	879	136,683
		413,319
INVESTMENTS	SHARES (000)	VALUE ($000)

Financial Services — 2.4%
Mastercard, Inc., Class A	1,098	484,345
Ground Transportation — 2.0%
Saia, Inc. *	289	137,325
Uber Technologies, Inc. *	3,592	261,054
		398,379
Health Care Equipment & Supplies — 1.9%
Cooper Cos., Inc. (The)	1,397	121,950
Intuitive Surgical, Inc. *	614	273,347
		395,297
Health Care Providers & Services — 1.2%
McKesson Corp.	202	117,808
UnitedHealth Group, Inc.	231	117,631
		235,439
Hotels, Restaurants & Leisure — 3.0%
Booking Holdings, Inc.	63	248,247
Domino's Pizza, Inc.	184	95,209
DoorDash, Inc., Class A *	1,318	143,435
Hilton Worldwide Holdings, Inc.	539	117,535
		604,426
Household Durables — 0.7%
Garmin Ltd.	854	139,128
Insurance — 1.0%
Progressive Corp. (The)	948	196,826
Interactive Media & Services — 10.2%
Alphabet, Inc., Class C	5,404	991,258
Meta Platforms, Inc., Class A	2,152	1,084,948
		2,076,206
IT Services — 0.8%
MongoDB, Inc. *	274	68,540
Snowflake, Inc., Class A *	662	89,431
		157,971
Life Sciences Tools & Services — 1.2%
Mettler-Toledo International, Inc. *	37	52,097
Thermo Fisher Scientific, Inc.	363	200,541
		252,638
Machinery — 1.6%
Ingersoll Rand, Inc.	1,976	179,532
ITT, Inc.	1,074	138,751
		318,283
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	1

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Media — 1.0%
Trade Desk, Inc. (The), Class A *	2,184	213,283
Oil, Gas & Consumable Fuels — 0.7%
EOG Resources, Inc.	1,054	132,645
Personal Care Products — 0.8%
elf Beauty, Inc. *	733	154,426
Pharmaceuticals — 3.4%
Eli Lilly & Co.	681	617,177
Royalty Pharma plc, Class A	2,492	65,706
		682,883
Professional Services — 0.7%
Booz Allen Hamilton Holding Corp.	977	150,353
Semiconductors & Semiconductor Equipment — 17.5%
Advanced Micro Devices, Inc. *	1,194	193,615
Broadcom, Inc.	399	640,308
Entegris, Inc.	1,290	174,707
Lam Research Corp.	272	290,044
NVIDIA Corp.	16,027	1,979,958
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	597	103,696
Teradyne, Inc.	1,128	167,344
		3,549,672
Software — 16.7%
Confluent, Inc., Class A *	3,338	98,570
Coreweave, Inc. ‡ * (a)	49	37,955
Crowdstrike Holdings, Inc., Class A *	518	198,515
HubSpot, Inc. *	266	156,815
Intuit, Inc.	488	320,486
Microsoft Corp.	4,442	1,985,406
Oracle Corp.	1,145	161,755
Palo Alto Networks, Inc. *	736	249,573
Synopsys, Inc. *	295	175,413
		3,384,488
INVESTMENTS	SHARES (000)	VALUE ($000)

Specialty Retail — 1.8%
Lowe's Cos., Inc.	423	93,168
TJX Cos., Inc. (The)	2,419	266,352
		359,520
Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc.	5,735	1,207,842
Trading Companies & Distributors — 0.3%
Air Lease Corp.	1,348	64,062
Total Common Stocks (Cost $8,980,978)		20,201,715
Short-Term Investments — 1.0%
Investment Companies — 1.0%
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (b) (c) (Cost $195,813)	195,789	195,828
Total Investments — 100.5% (Cost $9,176,791)		20,397,543
Liabilities in Excess of Other Assets — (0.5)%		(100,022)
NET ASSETS — 100.0%		20,297,521

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Restricted security. See Note 2.B.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.2%
Aerospace & Defense — 0.6%
HEICO Corp., Class A	149	26,471
Automobiles — 0.1%
Thor Industries, Inc. (a)	63	5,917
Banks — 4.9%
Fifth Third Bancorp	1,071	39,073
First Citizens BancShares, Inc., Class A	23	39,186
Huntington Bancshares, Inc.	3,077	40,547
M&T Bank Corp.	316	47,815
NU Holdings Ltd., Class A (Brazil) *	879	11,336
Regions Financial Corp.	2,093	41,940
		219,897
Beverages — 1.5%
Celsius Holdings, Inc. *	137	7,805
Constellation Brands, Inc., Class A	142	36,590
Keurig Dr Pepper, Inc.	741	24,762
		69,157
Biotechnology — 2.2%
Alnylam Pharmaceuticals, Inc. *	79	19,069
Amicus Therapeutics, Inc. *	429	4,251
Apellis Pharmaceuticals, Inc. *	147	5,642
Exact Sciences Corp. *	221	9,344
Exelixis, Inc. *	374	8,404
Insmed, Inc. *	116	7,799
Natera, Inc. *	207	22,451
Neurocrine Biosciences, Inc. *	81	11,204
Sarepta Therapeutics, Inc. *	26	4,165
Viking Therapeutics, Inc. *	99	5,225
		97,554
Building Products — 2.6%
AAON, Inc.	154	13,419
Carlisle Cos., Inc.	100	40,457
Fortune Brands Innovations, Inc.	491	31,863
Simpson Manufacturing Co., Inc.	59	9,995
Trane Technologies plc	62	20,472
		116,206
Capital Markets — 7.4%
Ameriprise Financial, Inc.	151	64,484
Ares Management Corp.	172	22,887
Blue Owl Capital, Inc.	677	12,007
FactSet Research Systems, Inc.	25	10,248
Interactive Brokers Group, Inc., Class A	130	15,866
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — continued
KKR & Co., Inc.	140	14,770
LPL Financial Holdings, Inc.	56	15,574
Moody's Corp.	38	15,990
MSCI, Inc.	31	15,126
Northern Trust Corp.	258	21,675
Raymond James Financial, Inc.	470	58,126
Robinhood Markets, Inc., Class A *	541	12,285
State Street Corp.	523	38,719
Tradeweb Markets, Inc., Class A	154	16,344
		334,101
Chemicals — 1.0%
Celanese Corp.	79	10,615
RPM International, Inc.	344	37,049
		47,664
Commercial Services & Supplies — 1.0%
Cintas Corp.	12	8,152
Copart, Inc. *	241	13,081
MSA Safety, Inc.	53	9,922
Veralto Corp.	135	12,869
		44,024
Communications Equipment — 0.8%
Arista Networks, Inc. *	36	12,774
Motorola Solutions, Inc.	57	21,968
		34,742
Construction & Engineering — 0.5%
Quanta Services, Inc.	95	24,183
Construction Materials — 1.0%
Eagle Materials, Inc.	40	8,730
Martin Marietta Materials, Inc.	69	37,536
		46,266
Consumer Finance — 0.6%
Discover Financial Services	200	26,196
Consumer Staples Distribution & Retail — 1.5%
Casey's General Stores, Inc.	25	9,643
Kroger Co. (The)	460	22,978
US Foods Holding Corp. *	647	34,254
		66,875
Containers & Packaging — 2.5%
Ball Corp.	353	21,156
Graphic Packaging Holding Co.	554	14,529
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	3

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Containers & Packaging — continued
International Paper Co.	174	7,525
Packaging Corp. of America	223	40,632
Silgan Holdings, Inc.	675	28,575
		112,417
Distributors — 1.4%
Genuine Parts Co.	173	23,863
LKQ Corp.	686	28,537
Pool Corp.	36	11,156
		63,556
Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc. *	132	14,561
Electric Utilities — 2.0%
Edison International	264	18,917
PG&E Corp.	2,407	42,033
Xcel Energy, Inc.	566	30,219
		91,169
Electrical Equipment — 3.9%
Acuity Brands, Inc.	146	35,183
AMETEK, Inc.	349	58,248
Hubbell, Inc.	145	53,166
Vertiv Holdings Co., Class A	363	31,410
		178,007
Electronic Equipment, Instruments & Components — 3.9%
Amphenol Corp., Class A	573	38,616
CDW Corp.	86	19,117
Flex Ltd. *	634	18,704
Jabil, Inc.	62	6,708
TD SYNNEX Corp.	143	16,533
Teledyne Technologies, Inc. *	125	48,412
Zebra Technologies Corp., Class A *	93	28,835
		176,925
Energy Equipment & Services — 0.4%
TechnipFMC plc (United Kingdom)	708	18,526
Entertainment — 0.9%
Take-Two Interactive Software, Inc. *	260	40,501
Financial Services — 1.7%
Fidelity National Information Services, Inc.	427	32,160
MGIC Investment Corp.	1,486	32,019
INVESTMENTS	SHARES (000)	VALUE ($000)

Financial Services — continued
Remitly Global, Inc. *	308	3,742
Rocket Cos., Inc., Class A * (a)	703	9,627
		77,548
Food Products — 0.8%
Hershey Co. (The)	79	14,434
Post Holdings, Inc. *	218	22,735
		37,169
Gas Utilities — 0.4%
National Fuel Gas Co.	377	20,422
Ground Transportation — 0.7%
JB Hunt Transport Services, Inc.	54	8,683
Saia, Inc. *	47	22,013
		30,696
Health Care Equipment & Supplies — 2.7%
Align Technology, Inc. *	46	11,050
Cooper Cos., Inc. (The)	120	10,444
Dexcom, Inc. *	267	30,219
Globus Medical, Inc., Class A *	376	25,781
IDEXX Laboratories, Inc. *	21	10,476
Inspire Medical Systems, Inc. *	59	7,892
Zimmer Biomet Holdings, Inc.	240	26,022
		121,884
Health Care Providers & Services — 4.1%
Acadia Healthcare Co., Inc. *	128	8,652
Cencora, Inc.	225	50,658
Centene Corp. *	150	9,960
Henry Schein, Inc. *	519	33,255
Labcorp Holdings, Inc.	125	25,543
McKesson Corp.	32	18,665
Quest Diagnostics, Inc.	161	22,044
Universal Health Services, Inc., Class B	88	16,205
		184,982
Health Care REITs — 0.3%
Ventas, Inc.	266	13,625
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.	674	12,124
Hotels, Restaurants & Leisure — 3.0%
Chipotle Mexican Grill, Inc. *	153	9,604
Darden Restaurants, Inc.	152	23,012
Domino's Pizza, Inc.	37	19,201
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
DoorDash, Inc., Class A *	128	13,870
Expedia Group, Inc. *	226	28,498
Hilton Worldwide Holdings, Inc.	113	24,695
Las Vegas Sands Corp.	386	17,071
		135,951
Household Durables — 0.9%
Garmin Ltd.	79	12,903
Mohawk Industries, Inc. *	233	26,417
		39,320
Household Products — 0.3%
Energizer Holdings, Inc.	401	11,854
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	110	9,428
Industrial REITs — 0.3%
Rexford Industrial Realty, Inc.	334	14,880
Insurance — 3.9%
Arch Capital Group Ltd. *	487	49,143
Arthur J Gallagher & Co.	50	13,038
Hartford Financial Services Group, Inc. (The)	327	32,915
Loews Corp.	714	53,365
WR Berkley Corp.	374	29,364
		177,825
Interactive Media & Services — 0.7%
IAC, Inc. *	510	23,874
Pinterest, Inc., Class A *	179	7,911
		31,785
IT Services — 2.1%
Gartner, Inc. *	55	24,452
Globant SA *	67	11,999
GoDaddy, Inc., Class A *	276	38,580
MongoDB, Inc. *	62	15,430
Snowflake, Inc., Class A *	52	7,027
		97,488
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	72	9,371
IQVIA Holdings, Inc. *	35	7,382
Mettler-Toledo International, Inc. *	6	8,768
West Pharmaceutical Services, Inc.	48	15,662
		41,183
INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — 6.4%
Dover Corp.	218	39,313
Esab Corp.	81	7,634
IDEX Corp.	71	14,341
Ingersoll Rand, Inc.	174	15,808
ITT, Inc.	522	67,376
Lincoln Electric Holdings, Inc.	189	35,616
Middleby Corp. (The) *	241	29,617
Snap-on, Inc.	167	43,723
Timken Co. (The)	317	25,395
Westinghouse Air Brake Technologies Corp.	76	12,064
		290,887
Media — 0.9%
Trade Desk, Inc. (The), Class A *	407	39,708
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	252	12,259
Multi-Utilities — 2.5%
CMS Energy Corp.	663	39,501
NiSource, Inc.	720	20,734
Public Service Enterprise Group, Inc.	204	15,059
WEC Energy Group, Inc.	498	39,062
		114,356
Oil, Gas & Consumable Fuels — 3.5%
Cheniere Energy, Inc.	102	17,788
Coterra Energy, Inc.	1,005	26,799
Diamondback Energy, Inc.	237	47,422
EOG Resources, Inc.	97	12,271
Williams Cos., Inc. (The)	1,245	52,923
		157,203
Personal Care Products — 0.4%
elf Beauty, Inc. *	90	19,022
Pharmaceuticals — 0.9%
Intra-Cellular Therapies, Inc. *	171	11,733
Jazz Pharmaceuticals plc *	193	20,636
Royalty Pharma plc, Class A	261	6,871
		39,240
Professional Services — 0.9%
Booz Allen Hamilton Holding Corp.	180	27,641
UL Solutions, Inc., Class A	322	13,584
		41,225
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	5

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A *	234	20,831
Residential REITs — 2.0%
American Homes 4 Rent, Class A	711	26,419
AvalonBay Communities, Inc.	145	30,018
Essex Property Trust, Inc.	58	15,927
Mid-America Apartment Communities, Inc.	143	20,332
		92,696
Retail REITs — 1.2%
Federal Realty Investment Trust	90	9,041
Kimco Realty Corp.	809	15,751
Regency Centers Corp.	508	31,574
		56,366
Semiconductors & Semiconductor Equipment — 3.8%
Astera Labs, Inc. * (a)	41	2,512
Entegris, Inc.	201	27,184
Lam Research Corp.	10	10,753
Marvell Technology, Inc.	174	12,137
Microchip Technology, Inc.	376	34,418
Monolithic Power Systems, Inc.	32	25,969
ON Semiconductor Corp. *	276	18,956
Onto Innovation, Inc. *	42	9,124
Rambus, Inc. *	180	10,560
Teradyne, Inc.	133	19,726
		171,339
Software — 3.2%
Confluent, Inc., Class A *	510	15,048
Crowdstrike Holdings, Inc., Class A *	28	10,891
CyberArk Software Ltd. *	34	9,184
Datadog, Inc., Class A *	197	25,564
Elastic NV *	108	12,292
HubSpot, Inc. *	42	24,719
Palantir Technologies, Inc., Class A *	323	8,173
Palo Alto Networks, Inc. *	35	11,903
Procore Technologies, Inc. *	150	9,966
Rubrik, Inc., Class A * (a)	85	2,609
Synopsys, Inc. *	25	14,975
		145,324
Specialized REITs — 1.0%
Rayonier, Inc.	617	17,955
Weyerhaeuser Co.	908	25,766
		43,721
INVESTMENTS	SHARES (000)	VALUE ($000)

Specialty Retail — 3.2%
AutoZone, Inc. *	14	41,981
Bath & Body Works, Inc.	528	20,608
Best Buy Co., Inc.	304	25,597
Burlington Stores, Inc. *	52	12,533
Floor & Decor Holdings, Inc., Class A * (a)	62	6,099
Ross Stores, Inc.	113	16,448
Tractor Supply Co.	84	22,765
		146,031
Technology Hardware, Storage & Peripherals — 0.6%
Super Micro Computer, Inc. *	30	25,029
Textiles, Apparel & Luxury Goods — 1.4%
Carter's, Inc.	359	22,256
Ralph Lauren Corp.	135	23,680
Tapestry, Inc.	429	18,328
		64,264
Trading Companies & Distributors — 0.2%
Air Lease Corp.	232	11,010
Total Common Stocks (Cost $3,291,665)		4,403,590
Short-Term Investments — 2.5%
Investment Companies — 2.2%
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (b) (c) (Cost $100,849)	100,839	100,859
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (b) (c)	12,384	12,384
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	1,716	1,716
Total Investment of Cash Collateral from Securities Loaned (Cost $14,101)		14,100
Total Short-Term Investments (Cost $114,950)		114,959
Total Investments — 99.7% (Cost $3,406,615)		4,518,549
Other Assets Less Liabilities — 0.3%		12,932
NET ASSETS — 100.0%		4,531,481

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2024. The total value of securities on loan at June 30, 2024 is $13,810.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	7

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.2%
Aerospace & Defense — 1.7%
HEICO Corp., Class A	1,028	182,502
Automobiles — 0.4%
Thor Industries, Inc.	434	40,552
Banks — 0.7%
NU Holdings Ltd., Class A (Brazil) *	6,057	78,073
Beverages — 1.4%
Celsius Holdings, Inc. * (a)	937	53,491
Constellation Brands, Inc., Class A	372	95,741
		149,232
Biotechnology — 6.2%
Alnylam Pharmaceuticals, Inc. *	540	131,330
Amicus Therapeutics, Inc. *	2,937	29,136
Apellis Pharmaceuticals, Inc. *	1,008	38,665
Exact Sciences Corp. * (a)	1,516	64,035
Exelixis, Inc. *	2,563	57,592
Insmed, Inc. *	798	53,445
Natera, Inc. *	1,428	154,623
Neurocrine Biosciences, Inc. *	560	77,162
Sarepta Therapeutics, Inc. *	181	28,548
Viking Therapeutics, Inc. *	679	35,984
		670,520
Building Products — 2.8%
AAON, Inc.	1,059	92,420
Simpson Manufacturing Co., Inc.	406	68,495
Trane Technologies plc	429	140,991
		301,906
Capital Markets — 9.5%
Ares Management Corp.	1,183	157,626
FactSet Research Systems, Inc.	173	70,576
Interactive Brokers Group, Inc., Class A	887	108,730
KKR & Co., Inc.	966	101,725
LPL Financial Holdings, Inc.	384	107,262
Moody's Corp.	260	109,580
MSCI, Inc.	215	103,657
Raymond James Financial, Inc.	616	76,154
Robinhood Markets, Inc., Class A *	3,739	84,908
Tradeweb Markets, Inc., Class A	1,062	112,562
		1,032,780
Commercial Services & Supplies — 2.0%
Cintas Corp.	80	56,147
INVESTMENTS	SHARES (000)	VALUE ($000)

Commercial Services & Supplies — continued
Copart, Inc. *	1,664	90,088
MSA Safety, Inc.	362	67,999
		214,234
Communications Equipment — 0.8%
Arista Networks, Inc. *	250	87,542
Construction & Engineering — 1.5%
Quanta Services, Inc.	652	165,727
Construction Materials — 0.6%
Eagle Materials, Inc.	275	59,831
Consumer Staples Distribution & Retail — 0.6%
Casey's General Stores, Inc.	175	66,648
Distributors — 0.7%
Pool Corp.	249	76,451
Diversified Consumer Services — 0.9%
Bright Horizons Family Solutions, Inc. *	907	99,785
Electrical Equipment — 3.6%
AMETEK, Inc.	595	99,191
Hubbell, Inc.	200	73,196
Vertiv Holdings Co., Class A	2,499	216,323
		388,710
Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp., Class A	1,369	92,208
Teledyne Technologies, Inc. *	151	58,633
		150,841
Energy Equipment & Services — 1.2%
TechnipFMC plc (United Kingdom)	4,855	126,962
Entertainment — 0.9%
Take-Two Interactive Software, Inc. *	643	99,957
Financial Services — 0.9%
Remitly Global, Inc. *	2,118	25,672
Rocket Cos., Inc., Class A * (a)	4,816	65,977
		91,649
Ground Transportation — 2.0%
JB Hunt Transport Services, Inc.	374	59,799
Saia, Inc. *	319	151,608
		211,407
Health Care Equipment & Supplies — 4.5%
Align Technology, Inc. *	315	76,105
Cooper Cos., Inc. (The)	820	71,569
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Dexcom, Inc. *	1,838	208,342
IDEXX Laboratories, Inc. *	147	71,794
Inspire Medical Systems, Inc. *	404	54,087
		481,897
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc. *	878	59,294
Centene Corp. *	1,030	68,257
McKesson Corp.	220	128,549
		256,100
Hotels, Restaurants & Leisure — 5.4%
Chipotle Mexican Grill, Inc. *	1,051	65,823
Domino's Pizza, Inc.	256	132,242
DoorDash, Inc., Class A *	878	95,526
Hilton Worldwide Holdings, Inc.	779	170,077
Las Vegas Sands Corp.	2,657	117,574
		581,242
Household Durables — 0.8%
Garmin Ltd.	546	88,964
Independent Power and Renewable Electricity Producers — 0.6%
Vistra Corp.	755	64,933
Insurance — 0.8%
Arthur J Gallagher & Co.	345	89,349
Interactive Media & Services — 0.5%
Pinterest, Inc., Class A *	1,241	54,673
IT Services — 3.7%
Gartner, Inc. *	375	168,408
Globant SA *	461	82,227
MongoDB, Inc. *	426	106,383
Snowflake, Inc., Class A *	356	48,159
		405,177
Life Sciences Tools & Services — 2.6%
Agilent Technologies, Inc.	498	64,539
IQVIA Holdings, Inc. *	240	50,839
Mettler-Toledo International, Inc. *	43	60,388
West Pharmaceutical Services, Inc.	326	107,333
		283,099
Machinery — 3.5%
Esab Corp.	554	52,316
Ingersoll Rand, Inc.	1,193	108,332
INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — continued
ITT, Inc.	1,052	135,942
Westinghouse Air Brake Technologies Corp.	526	83,086
		379,676
Media — 2.5%
Trade Desk, Inc. (The), Class A *	2,800	273,473
Oil, Gas & Consumable Fuels — 1.9%
Cheniere Energy, Inc.	701	122,513
EOG Resources, Inc.	668	84,090
		206,603
Personal Care Products — 1.2%
elf Beauty, Inc. *	622	131,008
Pharmaceuticals — 1.2%
Intra-Cellular Therapies, Inc. *	1,180	80,808
Royalty Pharma plc, Class A	1,785	47,084
		127,892
Professional Services — 1.8%
Booz Allen Hamilton Holding Corp.	1,237	190,368
Semiconductors & Semiconductor Equipment — 8.0%
Astera Labs, Inc. * (a)	284	17,216
Entegris, Inc.	1,383	187,221
Lam Research Corp.	69	73,687
Marvell Technology, Inc.	1,190	83,173
Monolithic Power Systems, Inc.	218	178,855
ON Semiconductor Corp. *	847	58,065
Onto Innovation, Inc. *	286	62,840
Rambus, Inc. *	1,232	72,369
Teradyne, Inc.	916	135,857
		869,283
Software — 9.4%
Confluent, Inc., Class A * (a)	3,509	103,637
Coreweave, Inc. ‡ * (b)	29	22,386
Crowdstrike Holdings, Inc., Class A *	196	75,012
CyberArk Software Ltd. *	232	63,319
Datadog, Inc., Class A *	1,359	176,250
Elastic NV *	746	84,954
HubSpot, Inc. *	287	169,403
Palantir Technologies, Inc., Class A *	2,211	56,008
Palo Alto Networks, Inc. *	241	81,569
Procore Technologies, Inc. *	1,030	68,299
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	9

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Rubrik, Inc., Class A * (a)	573	17,571
Synopsys, Inc. *	172	102,627
		1,021,035
Specialty Retail — 4.3%
AutoZone, Inc. *	23	68,782
Burlington Stores, Inc. *	358	85,893
Floor & Decor Holdings, Inc., Class A * (a)	423	42,004
Ross Stores, Inc.	779	113,281
Tractor Supply Co.	581	156,952
		466,912
Technology Hardware, Storage & Peripherals — 1.6%
Super Micro Computer, Inc. *	210	172,378
Trading Companies & Distributors — 0.7%
Air Lease Corp. (a)	1,587	75,452
Total Common Stocks (Cost $8,016,481)		10,514,823
Short-Term Investments — 2.7%
Investment Companies — 1.6%
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (c) (d) (Cost $175,758)	175,728	175,763
Investment of Cash Collateral from Securities Loaned — 1.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (c) (d)	108,380	108,380
INVESTMENTS	SHARES (000)	VALUE ($000)

Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)	12,884	12,884
Total Investment of Cash Collateral from Securities Loaned (Cost $121,273)		121,264
Total Short-Term Investments (Cost $297,031)		297,027
Total Investments — 99.9% (Cost $8,313,512)		10,811,850
Other Assets Less Liabilities — 0.1%		11,976
NET ASSETS — 100.0%		10,823,826

Percentages indicated are based on net assets.

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2024. The total value of securities on loan at June 30, 2024 is $118,159.
(b)	Restricted security. See Note 2.B.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of June 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.6%
Banks — 7.2%
Fifth Third Bancorp	4,740	172,953
First Citizens BancShares, Inc., Class A	103	173,454
Huntington Bancshares, Inc.	13,618	179,481
M&T Bank Corp.	1,398	211,650
Regions Financial Corp.	9,263	185,643
		923,181
Beverages — 1.6%
Constellation Brands, Inc., Class A	389	100,122
Keurig Dr Pepper, Inc.	3,282	109,607
		209,729
Building Products — 2.5%
Carlisle Cos., Inc.	442	179,082
Fortune Brands Innovations, Inc.	2,172	141,040
		320,122
Capital Markets — 6.3%
Ameriprise Financial, Inc.	668	285,438
Blue Owl Capital, Inc.	2,972	52,752
Northern Trust Corp.	1,142	95,945
Raymond James Financial, Inc.	1,684	208,099
State Street Corp.	2,316	171,385
		813,619
Chemicals — 1.6%
Celanese Corp.	348	46,985
RPM International, Inc.	1,523	163,997
		210,982
Commercial Services & Supplies — 0.4%
Veralto Corp.	590	56,284
Communications Equipment — 0.8%
Motorola Solutions, Inc.	252	97,238
Construction Materials — 1.3%
Martin Marietta Materials, Inc.	307	166,151
Consumer Finance — 0.9%
Discover Financial Services	886	115,955
Consumer Staples Distribution & Retail — 1.9%
Kroger Co. (The)	2,037	101,708
US Foods Holding Corp. *	2,812	148,998
		250,706
Containers & Packaging — 3.8%
Ball Corp.	1,560	93,646
INVESTMENTS	SHARES (000)	VALUE ($000)

Containers & Packaging — continued
Graphic Packaging Holding Co.	2,412	63,226
International Paper Co.	762	32,867
Packaging Corp. of America	985	179,855
Silgan Holdings, Inc.	2,988	126,484
		496,078
Distributors — 1.8%
Genuine Parts Co.	764	105,626
LKQ Corp.	3,037	126,318
		231,944
Electric Utilities — 3.1%
Edison International	1,154	82,833
PG&E Corp.	10,656	186,056
Xcel Energy, Inc.	2,504	133,762
		402,651
Electrical Equipment — 4.2%
Acuity Brands, Inc.	645	155,737
AMETEK, Inc.	1,162	193,762
Hubbell, Inc.	515	188,064
		537,563
Electronic Equipment, Instruments & Components — 5.3%
Amphenol Corp., Class A	1,630	109,845
CDW Corp.	378	84,620
Flex Ltd. *	2,788	82,208
Jabil, Inc.	273	29,690
TD SYNNEX Corp.	627	72,308
Teledyne Technologies, Inc. *	455	176,420
Zebra Technologies Corp., Class A *	413	127,639
		682,730
Entertainment — 0.9%
Take-Two Interactive Software, Inc. *	740	115,099
Financial Services — 2.2%
Fidelity National Information Services, Inc.	1,889	142,352
MGIC Investment Corp.	6,577	141,728
		284,080
Food Products — 1.3%
Hershey Co. (The)	342	62,757
Post Holdings, Inc. *	966	100,637
		163,394
Gas Utilities — 0.7%
National Fuel Gas Co.	1,650	89,393
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	11

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — 1.8%
Globus Medical, Inc., Class A *	1,666	114,116
Zimmer Biomet Holdings, Inc.	1,061	115,185
		229,301
Health Care Providers & Services — 5.1%
Cencora, Inc.	995	224,232
Henry Schein, Inc. *	2,296	147,201
Labcorp Holdings, Inc.	562	114,305
Quest Diagnostics, Inc.	713	97,577
Universal Health Services, Inc., Class B	388	71,731
		655,046
Health Care REITs — 0.5%
Ventas, Inc.	1,177	60,311
Hotel & Resort REITs — 0.4%
Host Hotels & Resorts, Inc.	2,985	53,667
Hotels, Restaurants & Leisure — 1.8%
Darden Restaurants, Inc.	673	101,859
Expedia Group, Inc. *	1,001	126,143
		228,002
Household Durables — 0.9%
Mohawk Industries, Inc. *	1,029	116,931
Household Products — 0.4%
Energizer Holdings, Inc.	1,746	51,563
Industrial REITs — 0.5%
Rexford Industrial Realty, Inc.	1,469	65,489
Insurance — 5.6%
Arch Capital Group Ltd. *	2,156	217,527
Hartford Financial Services Group, Inc. (The)	1,442	144,951
Loews Corp.	3,160	236,215
WR Berkley Corp.	1,645	129,241
		727,934
Interactive Media & Services — 0.8%
IAC, Inc. * (a)	2,150	100,711
IT Services — 1.3%
GoDaddy, Inc., Class A *	1,222	170,771
Machinery — 8.1%
Dover Corp.	964	174,015
IDEX Corp.	314	63,220
ITT, Inc.	1,629	210,429
Lincoln Electric Holdings, Inc.	835	157,479
INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — continued
Middleby Corp. (The) *	1,069	131,100
Snap-on, Inc.	741	193,539
Timken Co. (The)	1,403	112,409
		1,042,191
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	1,119	54,372
Multi-Utilities — 3.9%
CMS Energy Corp.	2,904	172,885
NiSource, Inc.	3,146	90,649
Public Service Enterprise Group, Inc.	889	65,530
WEC Energy Group, Inc.	2,204	172,905
		501,969
Oil, Gas & Consumable Fuels — 4.4%
Coterra Energy, Inc.	4,448	118,626
Diamondback Energy, Inc.	1,048	209,908
Williams Cos., Inc. (The)	5,512	234,260
		562,794
Pharmaceuticals — 0.7%
Jazz Pharmaceuticals plc *	856	91,345
Professional Services — 0.5%
UL Solutions, Inc., Class A (a)	1,424	60,073
Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A *	1,035	92,206
Residential REITs — 3.2%
American Homes 4 Rent, Class A	3,147	116,944
AvalonBay Communities, Inc.	634	131,164
Essex Property Trust, Inc.	259	70,501
Mid-America Apartment Communities, Inc.	631	89,998
		408,607
Retail REITs — 1.9%
Federal Realty Investment Trust	391	39,541
Kimco Realty Corp.	3,523	68,556
Regency Centers Corp.	2,220	138,082
		246,179
Semiconductors & Semiconductor Equipment — 1.5%
Microchip Technology, Inc.	1,636	149,639
ON Semiconductor Corp. *	669	45,878
		195,517
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialized REITs — 1.5%
Rayonier, Inc.	2,732	79,477
Weyerhaeuser Co.	4,017	114,050
		193,527
Specialty Retail — 2.7%
AutoZone, Inc. *	48	141,968
Bath & Body Works, Inc.	2,296	89,650
Best Buy Co., Inc.	1,344	113,303
		344,921
Textiles, Apparel & Luxury Goods — 2.2%
Carter's, Inc.	1,589	98,513
Ralph Lauren Corp.	599	104,818
Tapestry, Inc.	1,896	81,128
		284,459
Total Common Stocks (Cost $7,462,773)		12,704,785
Short-Term Investments — 1.4%
Investment Companies — 1.3%
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (b) (c) (Cost $174,796)	174,761	174,796
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (b) (c)	5,977	5,977
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	1,295	1,295
Total Investment of Cash Collateral from Securities Loaned (Cost $7,272)		7,272
Total Short-Term Investments (Cost $182,068)		182,068
Total Investments — 100.0% (Cost $7,644,841)		12,886,853
Other Assets Less Liabilities — 0.0% ^		6,086
NET ASSETS — 100.0%		12,892,939

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2024. The total value of securities on loan at June 30, 2024 is $7,141.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	13

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.7%
Aerospace & Defense — 2.4%
General Dynamics Corp.	285	82,559
Northrop Grumman Corp.	85	37,291
RTX Corp.	901	90,433
		210,283
Air Freight & Logistics — 1.5%
FedEx Corp.	365	109,547
United Parcel Service, Inc., Class B	151	20,659
		130,206
Banks — 11.3%
Bank of America Corp.	5,238	208,329
Citizens Financial Group, Inc.	1,746	62,895
Fifth Third Bancorp	700	25,559
First Citizens BancShares, Inc., Class A	53	88,544
M&T Bank Corp.	1,211	183,288
PNC Financial Services Group, Inc. (The)	595	92,506
Regions Financial Corp.	3,877	77,702
Wells Fargo & Co.	4,144	246,124
		984,947
Beverages — 1.0%
Keurig Dr Pepper, Inc.	2,562	85,562
Biotechnology — 3.1%
AbbVie, Inc.	980	167,977
Regeneron Pharmaceuticals, Inc. *	66	69,542
Vertex Pharmaceuticals, Inc. *	76	35,705
		273,224
Building Products — 1.5%
Carlisle Cos., Inc.	204	82,598
Fortune Brands Innovations, Inc.	764	49,650
		132,248
Capital Markets — 3.4%
Charles Schwab Corp. (The)	997	73,446
Morgan Stanley	663	64,465
Northern Trust Corp.	799	67,067
State Street Corp.	1,199	88,723
		293,701
Chemicals — 0.6%
Axalta Coating Systems Ltd. *	1,642	56,110
Communications Equipment — 0.4%
Cisco Systems, Inc.	724	34,383
INVESTMENTS	SHARES (000)	VALUE ($000)

Construction Materials — 0.8%
Martin Marietta Materials, Inc.	131	71,178
Consumer Finance — 3.4%
American Express Co.	379	87,813
Capital One Financial Corp.	1,511	209,202
		297,015
Consumer Staples Distribution & Retail — 0.5%
Albertsons Cos., Inc., Class A	2,207	43,595
Containers & Packaging — 2.6%
Graphic Packaging Holding Co. (a)	2,372	62,167
Packaging Corp. of America	488	89,076
Silgan Holdings, Inc.	658	27,840
WestRock Co.	996	50,092
		229,175
Diversified Telecommunication Services — 0.6%
Verizon Communications, Inc.	1,202	49,564
Electric Utilities — 2.9%
Edison International	665	47,750
Entergy Corp.	247	26,448
NextEra Energy, Inc.	1,010	71,493
PG&E Corp.	3,907	68,223
Xcel Energy, Inc.	736	39,324
		253,238
Electrical Equipment — 0.4%
Eaton Corp. plc	119	37,296
Electronic Equipment, Instruments & Components — 1.1%
CDW Corp.	145	32,343
TD SYNNEX Corp.	561	64,782
		97,125
Entertainment — 0.2%
Liberty Media Corp-Liberty Live, Class C *	484	18,508
Financial Services — 4.4%
Berkshire Hathaway, Inc., Class B *	674	274,162
Corpay, Inc. *	170	45,314
MGIC Investment Corp.	2,906	62,618
		382,094
Food Products — 1.5%
Kraft Heinz Co. (The)	1,718	55,347
Post Holdings, Inc. *	692	72,126
		127,473
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ground Transportation — 0.8%
Union Pacific Corp.	322	72,773
Health Care Equipment & Supplies — 0.9%
Medtronic plc	475	37,392
Zimmer Biomet Holdings, Inc.	405	43,937
		81,329
Health Care Providers & Services — 5.9%
Cencora, Inc. (a)	488	109,865
Cigna Group (The)	172	56,747
CVS Health Corp.	1,022	60,345
HCA Healthcare, Inc.	321	103,193
Henry Schein, Inc. *	1,049	67,236
Labcorp Holdings, Inc.	332	67,626
UnitedHealth Group, Inc.	100	51,082
		516,094
Hotel & Resort REITs — 0.4%
Apple Hospitality REIT, Inc.	2,287	33,252
Hotels, Restaurants & Leisure — 2.3%
Booking Holdings, Inc.	11	41,992
Expedia Group, Inc. *	675	85,076
McDonald's Corp.	205	52,274
Texas Roadhouse, Inc.	151	25,950
		205,292
Household Durables — 1.0%
Mohawk Industries, Inc. *	580	65,943
Newell Brands, Inc.	3,363	21,554
		87,497
Household Products — 1.5%
Energizer Holdings, Inc.	916	27,070
Procter & Gamble Co. (The)	615	101,344
		128,414
Industrial Conglomerates — 0.9%
Honeywell International, Inc.	369	78,791
Industrial REITs — 0.3%
EastGroup Properties, Inc.	163	27,734
Insurance — 5.8%
Arch Capital Group Ltd. *	359	36,167
Chubb Ltd.	244	62,315
CNA Financial Corp. (a)	926	42,680
Loews Corp.	2,116	158,179
Progressive Corp. (The)	224	46,436
INVESTMENTS	SHARES (000)	VALUE ($000)

Insurance — continued
Travelers Cos., Inc. (The)	598	121,630
WR Berkley Corp.	552	43,357
		510,764
Interactive Media & Services — 1.3%
Alphabet, Inc., Class C	129	23,558
IAC, Inc. *	1,341	62,815
Meta Platforms, Inc., Class A	46	23,385
		109,758
IT Services — 0.5%
International Business Machines Corp.	278	48,147
Machinery — 1.7%
Dover Corp.	487	87,851
Middleby Corp. (The) *	165	20,166
Timken Co. (The)	482	38,647
		146,664
Media — 1.2%
Liberty Broadband Corp., Class C *	509	27,875
Liberty Media Corp-Liberty SiriusXM *	1,648	36,514
Nexstar Media Group, Inc.	244	40,573
		104,962
Multi-Utilities — 0.7%
Public Service Enterprise Group, Inc.	803	59,158
Oil, Gas & Consumable Fuels — 8.8%
Chevron Corp.	942	147,299
ConocoPhillips	1,404	160,559
Coterra Energy, Inc.	1,448	38,613
EOG Resources, Inc.	911	114,665
Kinder Morgan, Inc.	5,056	100,476
Phillips 66	693	97,788
Williams Cos., Inc. (The)	2,556	108,656
		768,056
Personal Care Products — 0.3%
Kenvue, Inc.	1,601	29,099
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	2,075	86,161
Johnson & Johnson	612	89,484
Merck & Co., Inc.	535	66,179
		241,824
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A *	450	40,112
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	15

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Residential REITs — 1.9%
American Homes 4 Rent, Class A	1,705	63,356
Mid-America Apartment Communities, Inc.	725	103,429
		166,785
Retail REITs — 3.0%
Brixmor Property Group, Inc.	2,626	60,639
Federal Realty Investment Trust	550	55,564
Kimco Realty Corp.	3,705	72,093
Regency Centers Corp. (a)	1,142	71,042
		259,338
Semiconductors & Semiconductor Equipment — 2.3%
Analog Devices, Inc.	204	46,592
NXP Semiconductors NV (China)	218	58,557
Texas Instruments, Inc.	515	100,239
		205,388
Specialized REITs — 3.5%
Lamar Advertising Co., Class A (a)	565	67,506
Public Storage	399	114,751
Rayonier, Inc.	1,182	34,396
Weyerhaeuser Co.	3,163	89,789
		306,442
Specialty Retail — 4.2%
AutoZone, Inc. *	21	63,441
Bath & Body Works, Inc.	1,394	54,420
Best Buy Co., Inc.	481	40,555
Dick's Sporting Goods, Inc.	292	62,677
Home Depot, Inc. (The)	120	41,260
Lowe's Cos., Inc.	253	55,902
Murphy USA, Inc.	109	50,990
		369,245
Textiles, Apparel & Luxury Goods — 1.2%
Carter's, Inc.	937	58,097
Columbia Sportswear Co. (a)	375	29,630
Ralph Lauren Corp.	117	20,495
		108,222
Tobacco — 0.9%
Philip Morris International, Inc.	743	75,314
INVESTMENTS	SHARES (000)	VALUE ($000)

Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.	250	44,090
Total Common Stocks (Cost $5,472,994)		8,631,469
Short-Term Investments — 1.6%
Investment Companies — 0.9%
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (b) (c) (Cost $77,316)	77,301	77,317
Investment of Cash Collateral from Securities Loaned — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (b) (c)	59,092	59,092
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	8,047	8,047
Total Investment of Cash Collateral from Securities Loaned (Cost $67,142)		67,139
Total Short-Term Investments (Cost $144,458)		144,456
Total Investments — 100.3% (Cost $5,617,452)		8,775,925
Liabilities in Excess of Other Assets — (0.3)%		(30,112)
NET ASSETS — 100.0%		8,745,813

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2024. The total value of securities on loan at June 30, 2024 is $65,550.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2024
(Amounts in thousands, except per share amounts)

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
ASSETS:
Investments in non-affiliates, at value	$20,201,715	$4,403,590	$10,514,823
Investments in affiliates, at value	195,828	100,859	175,763
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	14,100	121,264
Cash	728	457	553
Receivables:
Due from custodian	—	—	10,449
Investment securities sold	47,064	185,933	1,267,799
Fund shares sold	18,491	4,643	21,907
Interest from non-affiliates	—	126	—
Dividends from non-affiliates	1,694	5,036	1,489
Dividends from affiliates	29	15	26
Securities lending income (See Note 2.C.)	—	6	38
Other assets	—	19	—
Total Assets	20,465,549	4,714,784	12,114,111
LIABILITIES:
Payables:
Investment securities purchased	69,026	163,959	1,155,589
Collateral received on securities loaned (See Note 2.C.)	—	14,100	121,264
Fund shares redeemed	86,333	2,323	6,182
Accrued liabilities:
Investment advisory fees	8,197	2,146	5,462
Administration fees	524	107	501
Distribution fees	1,309	167	344
Service fees	2,056	387	583
Custodian and accounting fees	150	37	78
Trustees’ and Chief Compliance Officer’s fees	— (a)	—	— (a)
Other	433	77	282
Total Liabilities	168,028	183,303	1,290,285
Net Assets	$20,297,521	$4,531,481	$10,823,826

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	17

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2024 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
NET ASSETS:
Paid-in-Capital	$8,466,751	$3,344,751	$7,649,799
Total distributable earnings (loss)	11,830,770	1,186,730	3,174,027
Total Net Assets	$20,297,521	$4,531,481	$10,823,826
Net Assets:
Class A	$4,103,661	$765,572	$1,365,143
Class C	779,526	15,065	51,347
Class I	5,860,279	1,079,673	2,378,644
Class R2	11,464	2,395	53,890
Class R3	30,327	—	62,283
Class R4	43,769	—	38,037
Class R5	123,217	11,519	528,171
Class R6	9,345,278	2,657,257	6,346,311
Total	$20,297,521	$4,531,481	$10,823,826
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	110,082	12,927	34,372
Class C	26,629	274	1,955
Class I	148,057	17,793	48,045
Class R2	314	41	1,225
Class R3	815	—	1,295
Class R4	1,105	—	772
Class R5	3,003	189	10,418
Class R6	224,551	43,661	123,940
Net Asset Value (a):
Class A — Redemption price per share	$37.28	$59.22	$39.72
Class C — Offering price per share (b)	29.27	54.96	26.27
Class I — Offering and redemption price per share	39.58	60.68	49.51
Class R2 — Offering and redemption price per share	36.44	57.97	43.98
Class R3 — Offering and redemption price per share	37.20	—	48.08
Class R4 — Offering and redemption price per share	39.59	—	49.24
Class R5 — Offering and redemption price per share	41.05	60.91	50.70
Class R6 — Offering and redemption price per share	41.62	60.86	51.20
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$39.35	$62.50	$41.92
Cost of investments in non-affiliates	$8,980,978	$3,291,665	$8,016,481
Cost of investments in affiliates	195,813	100,849	175,758
Investment securities on loan, at value (See Note 2.C.)	—	13,810	118,159
Cost of investment of cash collateral (See Note 2.C.)	—	14,101	121,273

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
ASSETS:
Investments in non-affiliates, at value	$12,704,785	$8,631,469
Investments in affiliates, at value	174,796	77,317
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	7,272	67,139
Cash	952	352
Receivables:
Fund shares sold	9,024	36,869
Interest from non-affiliates	787	693
Dividends from non-affiliates	21,265	8,640
Dividends from affiliates	26	12
Securities lending income (See Note 2.C.)	3	3
Total Assets	12,918,910	8,822,494
LIABILITIES:
Payables:
Collateral received on securities loaned (See Note 2.C.)	7,272	67,139
Fund shares redeemed	10,065	4,290
Accrued liabilities:
Investment advisory fees	6,392	3,536
Administration fees	371	278
Distribution fees	304	381
Service fees	1,052	707
Custodian and accounting fees	101	70
Trustees’ and Chief Compliance Officer’s fees	—	— (a)
Other	414	280
Total Liabilities	25,971	76,681
Net Assets	$12,892,939	$8,745,813

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	19

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2024 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
NET ASSETS:
Paid-in-Capital	$7,154,423	$5,199,966
Total distributable earnings (loss)	5,738,516	3,545,847
Total Net Assets	$12,892,939	$8,745,813
Net Assets:
Class A	$1,154,573	$1,328,087
Class C	35,234	171,159
Class I	1,734,586	1,619,210
Class L	5,443,664	1,311,918
Class R2	65,891	456
Class R3	74,046	2,150
Class R4	30,419	309
Class R5	49,620	17,623
Class R6	4,304,906	4,294,901
Total	$12,892,939	$8,745,813
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	32,176	35,470
Class C	1,044	4,577
Class I	47,397	42,838
Class L	145,826	34,660
Class R2	1,977	13
Class R3	2,093	58
Class R4	838	8
Class R5	1,332	467
Class R6	115,357	113,628
Net Asset Value (a):
Class A — Redemption price per share	$35.88	$37.44
Class C — Offering price per share (b)	33.75	37.40
Class I — Offering and redemption price per share	36.60	37.80
Class L — Offering and redemption price per share	37.33	37.85
Class R2 — Offering and redemption price per share	33.33	36.80
Class R3 — Offering and redemption price per share	35.37	36.82
Class R4 — Offering and redemption price per share	36.30	38.14
Class R5 — Offering and redemption price per share	37.25	37.76
Class R6 — Offering and redemption price per share	37.32	37.80
Class A maximum sales charge	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$37.87	$39.51
Cost of investments in non-affiliates	$7,462,773	$5,472,994
Cost of investments in affiliates	174,796	77,316
Investment securities on loan, at value (See Note 2.C.)	7,141	65,550
Cost of investment of cash collateral (See Note 2.C.)	7,272	67,142

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2024
(Amounts in thousands)

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$126	$—
Interest income from affiliates	2	5	2
Dividend income from non-affiliates	95,736	53,027	48,407
Dividend income from affiliates	13,076	5,520	7,434
Income from securities lending (net) (See Note 2.C.)	95	84	431
Total investment income	108,909	58,762	56,274
EXPENSES:
Investment advisory fees	95,556	25,728	66,091
Administration fees	11,190	2,965	7,572
Distribution fees:
Class A	8,471	1,746	3,223
Class C	5,569	111	407
Class R2	46	10	251
Class R3	71	—	142
Service fees:
Class A	8,471	1,746	3,223
Class C	1,856	37	136
Class I	12,485	2,551	6,190
Class R2	23	5	126
Class R3	71	—	142
Class R4	76	—	81
Class R5	110	11	517
Custodian and accounting fees	542	145	322
Interest expense to affiliates	—	— (a)	1
Professional fees	196	73	137
Trustees’ and Chief Compliance Officer’s fees	83	38	59
Printing and mailing costs	789	497	698
Registration and filing fees	568	242	344
Transfer agency fees (See Note 2.G.)	452	77	517
Other	137	36	118
Total expenses	146,762	36,018	90,297
Less fees waived	(15,150)	(4,559)	(7,178)
Less expense reimbursements	(16)	(29)	(11)
Net expenses	131,596	31,430	83,108
Net investment income (loss)	(22,687)	27,332	(26,834)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	21

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2024 (continued)
(Amounts in thousands)
	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$1,051,775	$155,865	$939,702
Investments in affiliates	63	(10)	10
Net realized gain (loss)	1,051,838	155,855	939,712
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	4,197,500	253,246	419,927
Investments in affiliates	(1)	(4)	(12)
Change in net unrealized appreciation/depreciation	4,197,499	253,242	419,915
Net realized/unrealized gains (losses)	5,249,337	409,097	1,359,627
Change in net assets resulting from operations	$5,226,650	$436,429	$1,332,793
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$788	$693
Interest income from affiliates	1	1
Dividend income from non-affiliates	240,567	203,186
Dividend income from affiliates	10,579	8,288
Income from securities lending (net) (See Note 2.C.)	187	532
Total investment income	252,122	212,700
EXPENSES:
Investment advisory fees	85,071	48,205
Administration fees	9,026	6,564
Distribution fees:
Class A	2,906	3,215
Class C	306	1,433
Class R2	317	2
Class R3	180	6
Service fees:
Class A	2,906	3,215
Class C	102	478
Class I	4,468	4,274
Class L	5,716	1,334
Class R2	158	1
Class R3	180	6
Class R4	68	1
Class R5	49	19
Custodian and accounting fees	377	256
Interest expense to affiliates	— (a)	1
Professional fees	110	94
Trustees’ and Chief Compliance Officer’s fees	71	56
Printing and mailing costs	930	462
Registration and filing fees	350	274
Transfer agency fees (See Note 2.G.)	301	225
Other	139	80
Total expenses	113,731	70,201
Less fees waived	(11,787)	(8,460)
Less expense reimbursements	(51)	(53)
Net expenses	101,893	61,688
Net investment income (loss)	150,229	151,012

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	23

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2024 (continued)
(Amounts in thousands)
	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$829,557	$537,026
Investments in affiliates	9	27
Net realized gain (loss)	829,566	537,053
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	387,310	530,128
Investments in affiliates	11	(9)
Change in net unrealized appreciation/depreciation	387,321	530,119
Net realized/unrealized gains (losses)	1,216,887	1,067,172
Change in net assets resulting from operations	$1,367,116	$1,218,184
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(22,687)	$(8,786)	$27,332	$20,754
Net realized gain (loss)	1,051,838	(276,523)	155,855	(63,107)
Change in net unrealized appreciation/depreciation	4,197,499	3,464,702	253,242	447,209
Change in net assets resulting from operations	5,226,650	3,179,393	436,429	404,856
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(21,306)	(9,869)	(2,183)	(14,573)
Class C	(5,886)	(3,852)	—	(355)
Class I	(29,953)	(13,567)	(5,092)	(23,622)
Class R2	(59)	(23)	(3)	(19)
Class R3	(169)	(53)	—	—
Class R4	(181)	(80)	—	—
Class R5	(613)	(309)	(70)	(256)
Class R6	(45,955)	(21,818)	(15,747)	(47,896)
Total distributions to shareholders	(104,122)	(49,571)	(23,095)	(86,721)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(725,627)	689,481	560,386	610,238
NET ASSETS:
Change in net assets	4,396,901	3,819,303	973,720	928,373
Beginning of period	15,900,620	12,081,317	3,557,761	2,629,388
End of period	$20,297,521	$15,900,620	$4,531,481	$3,557,761
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	25

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(26,834)	$(19,235)	$150,229	$176,072
Net realized gain (loss)	939,712	(207,844)	829,566	478,601
Change in net unrealized appreciation/depreciation	419,915	1,704,341	387,321	671,000
Change in net assets resulting from operations	1,332,793	1,477,262	1,367,116	1,325,673
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(10,987)	(67,222)	(130,792)
Class C	—	(893)	(2,347)	(5,897)
Class I	—	(12,879)	(104,058)	(224,520)
Class L	—	—	(342,226)	(702,742)
Class R2	—	(363)	(3,702)	(7,028)
Class R3	—	(350)	(4,230)	(7,579)
Class R4	—	(155)	(1,805)	(2,373)
Class R5	—	(3,443)	(2,918)	(5,275)
Class R6	—	(31,445)	(248,302)	(424,674)
Total distributions to shareholders	—	(60,515)	(776,810)	(1,510,880)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	30,141	1,064,246	(1,166,909)	(153,604)
NET ASSETS:
Change in net assets	1,362,934	2,480,993	(576,603)	(338,811)
Beginning of period	9,460,892	6,979,899	13,469,542	13,808,353
End of period	$10,823,826	$9,460,892	$12,892,939	$13,469,542
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

JPMorgan Value Advantage Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$151,012	$164,522
Net realized gain (loss)	537,053	593,280
Change in net unrealized appreciation/depreciation	530,119	(74,030)
Change in net assets resulting from operations	1,218,184	683,772
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(86,156)	(123,104)
Class C	(11,569)	(23,870)
Class I	(117,447)	(195,765)
Class L	(91,081)	(151,034)
Class R2	(26)	(28)
Class R3	(182)	(211)
Class R4	(16)	(11)
Class R5	(1,376)	(245)
Class R6	(311,065)	(419,747)
Total distributions to shareholders	(618,918)	(914,015)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(940,864)	(258,480)
NET ASSETS:
Change in net assets	(341,598)	(488,723)
Beginning of period	9,087,411	9,576,134
End of period	$8,745,813	$9,087,411
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	27

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$633,887	$420,160	$145,095	$124,491
Distributions reinvested	20,640	9,540	2,179	14,566
Cost of shares redeemed	(509,646)	(418,393)	(98,241)	(82,803)
Change in net assets resulting from Class A capital transactions	144,881	11,307	49,033	56,254
Class C
Proceeds from shares issued	108,355	77,880	4,437	7,074
Distributions reinvested	5,757	3,767	—	354
Cost of shares redeemed	(342,007)	(236,954)	(5,806)	(7,711)
Change in net assets resulting from Class C capital transactions	(227,895)	(155,307)	(1,369)	(283)
Class I
Proceeds from shares issued	1,152,527	1,196,907	612,962	411,226
Distributions reinvested	27,951	12,857	5,085	23,594
Cost of shares redeemed	(1,289,585)	(978,297)	(636,189)	(331,278)
Change in net assets resulting from Class I capital transactions	(109,107)	231,467	(18,142)	103,542
Class R2
Proceeds from shares issued	3,132	3,042	935	973
Distributions reinvested	59	23	3	18
Cost of shares redeemed	(1,345)	(2,508)	(277)	(107)
Change in net assets resulting from Class R2 capital transactions	1,846	557	661	884
Class R3
Proceeds from shares issued	7,744	15,556	—	—
Distributions reinvested	121	43	—	—
Cost of shares redeemed	(13,118)	(5,884)	—	—
Change in net assets resulting from Class R3 capital transactions	(5,253)	9,715	—	—
Class R4
Proceeds from shares issued	15,139	8,054	—	—
Distributions reinvested	181	80	—	—
Cost of shares redeemed	(4,960)	(3,665)	—	—
Change in net assets resulting from Class R4 capital transactions	10,360	4,469	—	—
Class R5
Proceeds from shares issued	20,798	19,006	637	9,562
Distributions reinvested	595	300	70	256
Cost of shares redeemed	(34,757)	(40,172)	(426)	(7)
Change in net assets resulting from Class R5 capital transactions	(13,364)	(20,866)	281	9,811
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$2,079,410	$2,089,657	$909,012	$689,101
Distributions reinvested	45,629	21,669	15,599	47,800
Cost of shares redeemed	(2,652,134)	(1,503,187)	(394,689)	(296,871)
Change in net assets resulting from Class R6 capital transactions	(527,095)	608,139	529,922	440,030
Total change in net assets resulting from capital transactions	$(725,627)	$689,481	$560,386	$610,238
SHARE TRANSACTIONS:
Class A
Issued	20,614	17,387	2,582	2,464
Reinvested	685	406	39	286
Redeemed	(16,322)	(17,571)	(1,755)	(1,642)
Change in Class A Shares	4,977	222	866	1,108
Class C
Issued	4,379	4,078	84	149
Reinvested	242	202	—	8
Redeemed	(14,323)	(12,495)	(112)	(162)
Change in Class C Shares	(9,702)	(8,215)	(28)	(5)
Class I
Issued	35,044	47,175	10,212	7,838
Reinvested	874	518	89	454
Redeemed	(38,786)	(38,725)	(10,739)	(6,380)
Change in Class I Shares	(2,868)	8,968	(438)	1,912
Class R2
Issued	104	132	16	20
Reinvested	2	1	— (a)	— (a)
Redeemed	(44)	(105)	(5)	(2)
Change in Class R2 Shares	62	28	11	18
Class R3
Issued	250	639	—	—
Reinvested	4	2	—	—
Redeemed	(415)	(253)	—	—
Change in Class R3 Shares	(161)	388	—	—
Class R4
Issued	424	310	—	—
Reinvested	6	3	—	—
Redeemed	(148)	(139)	—	—
Change in Class R4 Shares	282	174	—	—

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	29

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class R5
Issued	610	719	11	179
Reinvested	18	12	1	5
Redeemed	(1,024)	(1,536)	(7)	— (a)
Change in Class R5 Shares	(396)	(805)	5	184
Class R6
Issued	59,979	77,018	15,679	13,313
Reinvested	1,359	834	274	921
Redeemed	(76,057)	(55,972)	(6,883)	(5,715)
Change in Class R6 Shares	(14,719)	21,880	9,070	8,519

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$150,841	$117,565	$100,341	$148,055
Distributions reinvested	—	10,603	62,837	122,041
Cost of shares redeemed	(190,475)	(205,255)	(240,655)	(271,396)
Change in net assets resulting from Class A capital transactions	(39,634)	(77,087)	(77,477)	(1,300)
Class C
Proceeds from shares issued	8,705	7,713	3,271	7,114
Distributions reinvested	—	879	2,261	5,724
Cost of shares redeemed	(23,930)	(25,672)	(16,677)	(28,199)
Change in net assets resulting from Class C capital transactions	(15,225)	(17,080)	(11,145)	(15,361)
Class I
Proceeds from shares issued	755,453	1,078,278	221,174	461,615
Distributions reinvested	—	12,088	97,819	211,365
Cost of shares redeemed	(1,046,363)	(471,463)	(550,055)	(1,042,851)
Change in net assets resulting from Class I capital transactions	(290,910)	618,903	(231,062)	(369,871)
Class L
Proceeds from shares issued	—	—	549,757	732,499
Distributions reinvested	—	—	322,843	670,198
Cost of shares redeemed	—	—	(1,756,234)	(1,834,947)
Change in net assets resulting from Class L capital transactions	—	—	(883,634)	(432,250)
Class R2
Proceeds from shares issued	15,717	9,987	15,889	7,527
Distributions reinvested	—	363	3,695	7,012
Cost of shares redeemed	(15,019)	(12,941)	(16,774)	(12,407)
Change in net assets resulting from Class R2 capital transactions	698	(2,591)	2,810	2,132
Class R3
Proceeds from shares issued	24,689	21,394	8,031	7,400
Distributions reinvested	—	344	3,962	7,118
Cost of shares redeemed	(20,720)	(14,849)	(12,470)	(12,011)
Change in net assets resulting from Class R3 capital transactions	3,969	6,889	(477)	2,507
Class R4
Proceeds from shares issued	19,300	5,461	13,644	3,167
Distributions reinvested	—	155	1,805	2,373
Cost of shares redeemed	(8,842)	(5,600)	(5,076)	(9,532)
Change in net assets resulting from Class R4 capital transactions	10,458	16	10,373	(3,992)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	31

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$83,327	$86,914	$6,957	$5,993
Distributions reinvested	—	3,209	2,912	5,265
Cost of shares redeemed	(126,906)	(116,211)	(10,002)	(11,556)
Change in net assets resulting from Class R5 capital transactions	(43,579)	(26,088)	(133)	(298)
Class R6
Proceeds from shares issued	1,397,968	1,289,860	858,996	1,135,555
Distributions reinvested	—	30,834	223,013	377,967
Cost of shares redeemed	(993,604)	(759,410)	(1,058,173)	(848,693)
Change in net assets resulting from Class R6 capital transactions	404,364	561,284	23,836	664,829
Total change in net assets resulting from capital transactions	$30,141	$1,064,246	$(1,166,909)	$(153,604)
SHARE TRANSACTIONS:
Class A
Issued	4,085	3,669	2,881	4,251
Reinvested	—	332	1,835	3,559
Redeemed	(5,180)	(6,396)	(6,924)	(7,898)
Change in Class A Shares	(1,095)	(2,395)	(2,208)	(88)
Class C
Issued	354	357	101	216
Reinvested	—	41	70	177
Redeemed	(988)	(1,208)	(506)	(858)
Change in Class C Shares	(634)	(810)	(335)	(465)
Class I
Issued	16,466	27,142	6,323	13,296
Reinvested	—	305	2,800	6,053
Redeemed	(22,236)	(11,953)	(15,647)	(29,600)
Change in Class I Shares	(5,770)	15,494	(6,524)	(10,251)
Class L
Issued	—	—	15,211	20,306
Reinvested	—	—	9,061	18,844
Redeemed	—	—	(48,728)	(51,351)
Change in Class L Shares	—	—	(24,456)	(12,201)
Class R2
Issued	385	280	491	232
Reinvested	—	10	116	219
Redeemed	(366)	(363)	(513)	(390)
Change in Class R2 Shares	19	(73)	94	61
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class R3
Issued	556	562	232	217
Reinvested	—	9	117	210
Redeemed	(470)	(381)	(363)	(346)
Change in Class R3 Shares	86	190	(14)	81
Class R4
Issued	435	139	403	90
Reinvested	—	4	52	69
Redeemed	(197)	(142)	(145)	(271)
Change in Class R4 Shares	238	1	310	(112)
Class R5
Issued	1,753	2,138	194	168
Reinvested	—	79	82	148
Redeemed	(2,646)	(2,886)	(276)	(324)
Change in Class R5 Shares	(893)	(669)	— (a)	(8)
Class R6
Issued	29,404	31,323	23,830	31,333
Reinvested	—	753	6,260	10,632
Redeemed	(20,860)	(18,539)	(29,395)	(23,753)
Change in Class R6 Shares	8,544	13,537	695	18,212

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	33

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Value Advantage Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$237,925	$380,410
Distributions reinvested	82,951	117,446
Cost of shares redeemed	(328,104)	(309,869)
Change in net assets resulting from Class A capital transactions	(7,228)	187,987
Class C
Proceeds from shares issued	20,012	33,685
Distributions reinvested	11,344	23,478
Cost of shares redeemed	(95,088)	(109,155)
Change in net assets resulting from Class C capital transactions	(63,732)	(51,992)
Class I
Proceeds from shares issued	325,331	381,472
Distributions reinvested	109,685	178,020
Cost of shares redeemed	(779,963)	(695,145)
Change in net assets resulting from Class I capital transactions	(344,947)	(135,653)
Class L
Proceeds from shares issued	148,441	173,061
Distributions reinvested	85,565	143,444
Cost of shares redeemed	(417,373)	(526,510)
Change in net assets resulting from Class L capital transactions	(183,367)	(210,005)
Class R2
Proceeds from shares issued	73	65
Distributions reinvested	26	28
Cost of shares redeemed	(5)	(42)
Change in net assets resulting from Class R2 capital transactions	94	51
Class R3
Proceeds from shares issued	959	613
Distributions reinvested	152	161
Cost of shares redeemed	(1,325)	(1,428)
Change in net assets resulting from Class R3 capital transactions	(214)	(654)
Class R4
Proceeds from shares issued	110	50
Distributions reinvested	16	11
Cost of shares redeemed	(7)	(3)
Change in net assets resulting from Class R4 capital transactions	119	58
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

	JPMorgan Value Advantage Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$1,762	$19,960
Distributions reinvested	1,356	220
Cost of shares redeemed	(4,919)	(2,906)
Change in net assets resulting from Class R5 capital transactions	(1,801)	17,274
Class R6
Proceeds from shares issued	685,624	821,643
Distributions reinvested	310,545	419,131
Cost of shares redeemed	(1,335,957)	(1,306,320)
Change in net assets resulting from Class R6 capital transactions	(339,788)	(65,546)
Total change in net assets resulting from capital transactions	$(940,864)	$(258,480)
SHARE TRANSACTIONS:
Class A
Issued	6,664	10,486
Reinvested	2,370	3,312
Redeemed	(9,145)	(8,759)
Change in Class A Shares	(111)	5,039
Class C
Issued	561	942
Reinvested	325	664
Redeemed	(2,689)	(3,069)
Change in Class C Shares	(1,803)	(1,463)
Class I
Issued	8,958	10,667
Reinvested	3,105	4,981
Redeemed	(21,618)	(19,423)
Change in Class I Shares	(9,555)	(3,775)
Class L
Issued	4,113	4,801
Reinvested	2,419	4,009
Redeemed	(11,671)	(14,491)
Change in Class L Shares	(5,139)	(5,681)
Class R2
Issued	2	2
Reinvested	1	1
Redeemed	— (a)	(1)
Change in Class R2 Shares	3	2

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	35

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Value Advantage Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class R3
Issued	27	18
Reinvested	4	4
Redeemed	(37)	(38)
Change in Class R3 Shares	(6)	(16)
Class R4
Issued	2	2
Reinvested	1	— (a)
Redeemed	— (a)	— (a)
Change in Class R4 Shares	3	2
Class R5
Issued	50	557
Reinvested	38	6
Redeemed	(134)	(83)
Change in Class R5 Shares	(46)	480
Class R6
Issued	19,011	23,201
Reinvested	8,790	11,732
Redeemed	(37,154)	(35,732)
Change in Class R6 Shares	(9,353)	(799)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

THIS PAGE IS INTENTIONALLY LEFT BLANK

37

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Growth Advantage Fund
Class A
Year Ended June 30, 2024	$28.14	$(0.13)	$9.47	$9.34	$—	$(0.20)	$(0.20)
Year Ended June 30, 2023	22.52	(0.08)	5.79	5.71	—	(0.09)	(0.09)
Year Ended June 30, 2022	33.66	(0.16)	(6.04)	(6.20)	—	(4.94)	(4.94)
Year Ended June 30, 2021	25.27	(0.16)	11.67	11.51	—	(3.12)	(3.12)
Year Ended June 30, 2020	21.78	(0.08)	5.74	5.66	—	(2.17)	(2.17)
Class C
Year Ended June 30, 2024	22.25	(0.22)	7.44	7.22	—	(0.20)	(0.20)
Year Ended June 30, 2023	17.91	(0.16)	4.59	4.43	—	(0.09)	(0.09)
Year Ended June 30, 2022	27.83	(0.26)	(4.72)	(4.98)	—	(4.94)	(4.94)
Year Ended June 30, 2021	21.42	(0.26)	9.79	9.53	—	(3.12)	(3.12)
Year Ended June 30, 2020	18.86	(0.16)	4.89	4.73	—	(2.17)	(2.17)
Class I
Year Ended June 30, 2024	29.79	(0.05)	10.04	9.99	—	(0.20)	(0.20)
Year Ended June 30, 2023	23.78	(0.02)	6.12	6.10	—	(0.09)	(0.09)
Year Ended June 30, 2022	35.20	(0.09)	(6.39)	(6.48)	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.29	(0.09)	12.18	12.09	(0.06)	(3.12)	(3.18)
Year Ended June 30, 2020	22.53	(0.02)	5.95	5.93	—	(2.17)	(2.17)
Class R2
Year Ended June 30, 2024	27.58	(0.21)	9.27	9.06	—	(0.20)	(0.20)
Year Ended June 30, 2023	22.14	(0.14)	5.67	5.53	—	(0.09)	(0.09)
Year Ended June 30, 2022	33.24	(0.21)	(5.95)	(6.16)	—	(4.94)	(4.94)
Year Ended June 30, 2021	25.05	(0.24)	11.56	11.32	(0.01)	(3.12)	(3.13)
Year Ended June 30, 2020	21.67	(0.13)	5.68	5.55	—	(2.17)	(2.17)
Class R3
Year Ended June 30, 2024	28.08	(0.13)	9.45	9.32	—	(0.20)	(0.20)
Year Ended June 30, 2023	22.48	(0.09)	5.78	5.69	—	(0.09)	(0.09)
Year Ended June 30, 2022	33.61	(0.14)	(6.05)	(6.19)	—	(4.94)	(4.94)
Year Ended June 30, 2021	25.27	(0.17)	11.68	11.51	(0.05)	(3.12)	(3.17)
Year Ended June 30, 2020	21.79	(0.08)	5.73	5.65	—	(2.17)	(2.17)
Class R4
Year Ended June 30, 2024	29.80	(0.06)	10.05	9.99	—	(0.20)	(0.20)
Year Ended June 30, 2023	23.79	(0.02)	6.12	6.10	—	(0.09)	(0.09)
Year Ended June 30, 2022	35.21	(0.10)	(6.38)	(6.48)	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.29	(0.09)	12.17	12.08	(0.04)	(3.12)	(3.16)
Year Ended June 30, 2020	22.53	(0.02)	5.95	5.93	—	(2.17)	(2.17)
Class R5
Year Ended June 30, 2024	30.85	(0.01)	10.41	10.40	—	(0.20)	(0.20)
Year Ended June 30, 2023	24.59	0.01	6.34	6.35	—	(0.09)	(0.09)
Year Ended June 30, 2022	36.18	(0.05)	(6.60)	(6.65)	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.93	(0.05)	12.50	12.45	(0.08)	(3.12)	(3.20)
Year Ended June 30, 2020	23.00	0.01	6.09	6.10	—	(2.17)	(2.17)
Class R6
Year Ended June 30, 2024	31.24	0.03	10.55	10.58	—	(0.20)	(0.20)
Year Ended June 30, 2023	24.88	0.04	6.41	6.45	—	(0.09)	(0.09)
Year Ended June 30, 2022	36.52	(0.01)	(6.69)	(6.70)	—	(4.94)	(4.94)
Year Ended June 30, 2021	27.16	(0.01)	12.59	12.58	(0.10)	(3.12)	(3.22)
Year Ended June 30, 2020	23.15	0.03	6.15	6.18	—	(2.17)	(2.17)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$37.28	33.34%	$4,103,661	1.04%	(0.41)%	1.13%	28%
28.14	25.46	2,957,562	1.04	(0.34)	1.14	38
22.52	(22.53)	2,362,435	1.08	(0.54)	1.14	33
33.66	47.55	3,013,691	1.13	(0.54)	1.14	43
25.27	27.87	2,032,870	1.14	(0.36)	1.16	47

29.27	32.64	779,526	1.54	(0.91)	1.64	28
22.25	24.86	808,227	1.54	(0.84)	1.64	38
17.91	(22.90)	798,037	1.58	(1.05)	1.64	33
27.83	46.80	1,218,051	1.63	(1.04)	1.63	43
21.42	27.20	942,512	1.64	(0.86)	1.66	47

39.58	33.68	5,860,279	0.79	(0.16)	0.88	28
29.79	25.75	4,496,251	0.79	(0.09)	0.89	38
23.78	(22.33)	3,376,110	0.83	(0.29)	0.89	33
35.20	47.95	4,622,602	0.88	(0.29)	0.88	43
26.29	28.15	2,827,894	0.89	(0.11)	0.90	47

36.44	33.00	11,464	1.30	(0.67)	1.42	28
27.58	25.08	6,945	1.30	(0.60)	1.44	38
22.14	(22.71)	4,972	1.32	(0.75)	1.56	33
33.24	47.18	510	1.39	(0.79)	1.66	43
25.05	27.48	239	1.39	(0.59)	1.88	47

37.20	33.34	30,327	1.05	(0.42)	1.14	28
28.08	25.41	27,413	1.05	(0.36)	1.15	38
22.48	(22.54)	13,221	1.08	(0.50)	1.16	33
33.61	47.60	5,089	1.14	(0.54)	1.17	43
25.27	27.80	1,076	1.14	(0.36)	1.24	47

39.59	33.67	43,769	0.80	(0.17)	0.88	28
29.80	25.74	24,519	0.80	(0.09)	0.89	38
23.79	(22.32)	15,452	0.83	(0.30)	0.89	33
35.21	47.91	22,559	0.88	(0.29)	0.88	43
26.29	28.15	17,739	0.89	(0.11)	0.90	47

41.05	33.85	123,217	0.65	(0.02)	0.73	28
30.85	25.92	104,828	0.65	0.05	0.74	38
24.59	(22.18)	103,367	0.68	(0.15)	0.74	33
36.18	48.16	141,386	0.73	(0.14)	0.73	43
26.93	28.32	133,780	0.74	0.04	0.76	47

41.62	34.01	9,345,278	0.55	0.08	0.63	28
31.24	26.02	7,474,875	0.55	0.15	0.64	38
24.88	(22.11)	5,407,723	0.58	(0.03)	0.64	33
36.52	48.28	5,754,949	0.63	(0.03)	0.63	43
27.16	28.49	4,854,095	0.64	0.14	0.65	47
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	39

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Equity Fund
Class A
Year Ended June 30, 2024	$53.29	$0.19	$5.92	$6.11	$(0.18)	$—	$(0.18)
Year Ended June 30, 2023	48.06	0.16	6.37	6.53	(0.12)	(1.18)	(1.30)
Year Ended June 30, 2022	62.14	0.05	(9.53)	(9.48)	—	(4.60)	(4.60)
Year Ended June 30, 2021	47.20	(0.03)	21.27	21.24	(0.08)	(6.22)	(6.30)
Year Ended June 30, 2020	50.52	0.13	0.78	0.91	(0.30)	(3.93)	(4.23)
Class C
Year Ended June 30, 2024	49.56	(0.08)	5.48	5.40	—	—	—
Year Ended June 30, 2023	44.88	(0.09)	5.95	5.86	—	(1.18)	(1.18)
Year Ended June 30, 2022	58.61	(0.25)	(8.88)	(9.13)	—	(4.60)	(4.60)
Year Ended June 30, 2021	44.95	(0.29)	20.17	19.88	—	(6.22)	(6.22)
Year Ended June 30, 2020	48.32	(0.10)	0.71	0.61	(0.05)	(3.93)	(3.98)
Class I
Year Ended June 30, 2024	54.58	0.34	6.05	6.39	(0.29)	—	(0.29)
Year Ended June 30, 2023	49.19	0.30	6.51	6.81	(0.24)	(1.18)	(1.42)
Year Ended June 30, 2022	63.43	0.20	(9.75)	(9.55)	(0.09)	(4.60)	(4.69)
Year Ended June 30, 2021	48.07	0.13	21.66	21.79	(0.21)	(6.22)	(6.43)
Year Ended June 30, 2020	51.35	0.25	0.80	1.05	(0.40)	(3.93)	(4.33)
Class R2
Year Ended June 30, 2024	52.24	0.06	5.77	5.83	(0.10)	—	(0.10)
Year Ended June 30, 2023	47.19	0.06	6.22	6.28	(0.05)	(1.18)	(1.23)
Year Ended June 30, 2022	61.24	(0.09)	(9.36)	(9.45)	—	(4.60)	(4.60)
Year Ended June 30, 2021	46.64	(0.18)	21.00	20.82	—	(6.22)	(6.22)
Year Ended June 30, 2020	49.96	0.01	0.76	0.77	(0.16)	(3.93)	(4.09)
Class R5
Year Ended June 30, 2024	54.78	0.43	6.07	6.50	(0.37)	—	(0.37)
Year Ended June 30, 2023	49.42	0.44	6.47	6.91	(0.37)	(1.18)	(1.55)
Year Ended June 30, 2022	63.52	0.24	(9.74)	(9.50)	—	(4.60)	(4.60)
Year Ended June 30, 2021	48.11	0.16	21.74	21.90	(0.27)	(6.22)	(6.49)
Year Ended June 30, 2020	51.37	0.30	0.83	1.13	(0.46)	(3.93)	(4.39)
Class R6
Year Ended June 30, 2024	54.73	0.49	6.07	6.56	(0.43)	—	(0.43)
Year Ended June 30, 2023	49.32	0.43	6.53	6.96	(0.37)	(1.18)	(1.55)
Year Ended June 30, 2022	63.57	0.35	(9.78)	(9.43)	(0.22)	(4.60)	(4.82)
Year Ended June 30, 2021	48.14	0.26	21.71	21.97	(0.32)	(6.22)	(6.54)
Year Ended June 30, 2020	51.41	0.37	0.81	1.18	(0.52)	(3.93)	(4.45)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$59.22	11.48%	$765,572	1.14%	0.35%	1.25%	38%
53.29	13.70	642,773	1.14	0.32	1.26	40
48.06	(16.58)	526,401	1.15	0.08	1.26	33
62.14	47.31	595,304	1.14	(0.05)	1.26	54
47.20	2.20	405,857	1.14	0.28	1.26	49

54.96	10.90	15,065	1.64	(0.16)	1.77	38
49.56	13.16	14,923	1.64	(0.18)	1.78	40
44.88	(17.00)	13,761	1.65	(0.44)	1.77	33
58.61	46.59	21,836	1.63	(0.56)	1.75	54
44.95	1.69	20,753	1.64	(0.23)	1.76	49

60.68	11.74	1,079,673	0.89	0.60	1.00	38
54.58	13.99	995,077	0.89	0.58	1.01	40
49.19	(16.37)	802,716	0.90	0.33	1.02	33
63.43	47.67	886,782	0.89	0.23	1.00	54
48.07	2.46	341,317	0.89	0.53	1.01	49

57.97	11.18	2,395	1.39	0.11	1.66	38
52.24	13.43	1,546	1.39	0.11	1.68	40
47.19	(16.79)	552	1.40	(0.16)	1.66	33
61.24	46.94	555	1.38	(0.33)	1.59	54
46.64	1.96	623	1.39	0.03	1.55	49

60.91	11.91	11,519	0.74	0.75	0.85	38
54.78	14.15	10,068	0.74	0.84	0.86	40
49.42	(16.24)	1	0.74	0.39	0.91	33
63.52	47.89	74	0.74	0.29	0.87	54
48.11	2.62	871	0.74	0.61	0.86	49

60.86	12.03	2,657,257	0.64	0.85	0.75	38
54.73	14.28	1,893,374	0.64	0.83	0.76	40
49.32	(16.17)	1,285,957	0.65	0.59	0.76	33
63.57	48.03	1,320,991	0.64	0.45	0.75	54
48.14	2.72	867,761	0.64	0.75	0.76	49
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	41

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Growth Fund
Class A
Year Ended June 30, 2024	$35.03	$(0.22)	$4.91	$4.69	$—	$—	$—
Year Ended June 30, 2023	29.58	(0.18)	5.93	5.75	—	(0.30)	(0.30)
Year Ended June 30, 2022	46.20	(0.31)	(11.67)	(11.98)	—	(4.64)	(4.64)
Year Ended June 30, 2021	36.43	(0.36)	15.58	15.22	—	(5.45)	(5.45)
Year Ended June 30, 2020	32.94	(0.20)	6.50	6.30	—	(2.81)	(2.81)
Class C
Year Ended June 30, 2024	23.29	(0.26)	3.24	2.98	—	—	—
Year Ended June 30, 2023	19.86	(0.23)	3.96	3.73	—	(0.30)	(0.30)
Year Ended June 30, 2022	32.69	(0.36)	(7.83)	(8.19)	—	(4.64)	(4.64)
Year Ended June 30, 2021	27.15	(0.42)	11.41	10.99	—	(5.45)	(5.45)
Year Ended June 30, 2020	25.34	(0.28)	4.90	4.62	—	(2.81)	(2.81)
Class I
Year Ended June 30, 2024	43.56	(0.15)	6.10	5.95	—	—	—
Year Ended June 30, 2023	36.62	(0.12)	7.36	7.24	—	(0.30)	(0.30)
Year Ended June 30, 2022	55.95	(0.25)	(14.44)	(14.69)	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.11	(0.28)	18.58	18.30	(0.01)	(5.45)	(5.46)
Year Ended June 30, 2020	38.37	(0.12)	7.67	7.55	—	(2.81)	(2.81)
Class R2
Year Ended June 30, 2024	38.91	(0.37)	5.44	5.07	—	—	—
Year Ended June 30, 2023	32.93	(0.31)	6.59	6.28	—	(0.30)	(0.30)
Year Ended June 30, 2022	51.05	(0.47)	(13.01)	(13.48)	—	(4.64)	(4.64)
Year Ended June 30, 2021	39.90	(0.52)	17.12	16.60	—	(5.45)	(5.45)
Year Ended June 30, 2020	35.91	(0.31)	7.11	6.80	—	(2.81)	(2.81)
Class R3
Year Ended June 30, 2024	42.44	(0.29)	5.93	5.64	—	—	—
Year Ended June 30, 2023	35.80	(0.24)	7.18	6.94	—	(0.30)	(0.30)
Year Ended June 30, 2022	54.95	(0.41)	(14.10)	(14.51)	—	(4.64)	(4.64)
Year Ended June 30, 2021	42.53	(0.43)	18.30	17.87	—	(5.45)	(5.45)
Year Ended June 30, 2020	38.01	(0.23)	7.56	7.33	—	(2.81)	(2.81)
Class R4
Year Ended June 30, 2024	43.34	(0.18)	6.08	5.90	—	—	—
Year Ended June 30, 2023	36.47	(0.14)	7.31	7.17	—	(0.30)	(0.30)
Year Ended June 30, 2022	55.76	(0.28)	(14.37)	(14.65)	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.00	(0.31)	18.53	18.22	(0.01)	(5.45)	(5.46)
Year Ended June 30, 2020	38.30	(0.14)	7.65	7.51	—	(2.81)	(2.81)
Class R5
Year Ended June 30, 2024	44.56	(0.11)	6.25	6.14	—	—	—
Year Ended June 30, 2023	37.42	(0.08)	7.52	7.44	—	(0.30)	(0.30)
Year Ended June 30, 2022	57.00	(0.20)	(14.74)	(14.94)	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.81	(0.21)	18.90	18.69	(0.05)	(5.45)	(5.50)
Year Ended June 30, 2020	38.90	(0.06)	7.78	7.72	—	(2.81)	(2.81)
Class R6
Year Ended June 30, 2024	44.96	(0.07)	6.31	6.24	—	—	—
Year Ended June 30, 2023	37.73	(0.05)	7.58	7.53	—	(0.30)	(0.30)
Year Ended June 30, 2022	57.39	(0.16)	(14.86)	(15.02)	—	(4.64)	(4.64)
Year Ended June 30, 2021	44.07	(0.19)	19.03	18.84	(0.07)	(5.45)	(5.52)
Year Ended June 30, 2020	39.09	(0.04)	7.83	7.79	—	(2.81)	(2.81)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$39.72	13.39%	$1,365,143	1.14%	(0.59)%	1.26%	55%
35.03	19.53	1,242,347	1.14	(0.56)	1.26	45
29.58	(28.80)	1,119,928	1.18	(0.78)	1.26	45
46.20	43.59	1,642,278	1.24	(0.85)	1.26	42
36.43	20.30	1,141,467	1.24	(0.62)	1.27	63

26.27	12.80	51,347	1.64	(1.08)	1.76	55
23.29	18.91	60,306	1.64	(1.06)	1.75	45
19.86	(29.14)	67,482	1.68	(1.28)	1.75	45
32.69	42.84	109,845	1.74	(1.36)	1.75	42
27.15	19.72	86,046	1.74	(1.12)	1.75	63

49.51	13.66	2,378,644	0.89	(0.34)	0.99	55
43.56	19.84	2,344,119	0.89	(0.30)	1.00	45
36.62	(28.62)	1,403,485	0.91	(0.50)	1.00	45
55.95	44.02	2,003,878	0.93	(0.54)	0.99	42
43.11	20.70	1,205,433	0.93	(0.31)	1.00	63

43.98	13.03	53,890	1.45	(0.89)	1.55	55
38.91	19.15	46,941	1.45	(0.87)	1.55	45
32.93	(29.02)	42,153	1.47	(1.06)	1.54	45
51.05	43.24	57,273	1.49	(1.10)	1.53	42
39.90	20.00	39,404	1.49	(0.87)	1.55	63

48.08	13.29	62,283	1.20	(0.64)	1.25	55
42.44	19.46	51,316	1.20	(0.62)	1.25	45
35.80	(28.82)	36,455	1.22	(0.82)	1.25	45
54.95	43.57	70,608	1.24	(0.86)	1.24	42
42.53	20.30	42,573	1.24	(0.61)	1.25	63

49.24	13.61	38,037	0.95	(0.39)	1.00	55
43.34	19.73	23,144	0.95	(0.37)	1.00	45
36.47	(28.65)	19,437	0.97	(0.56)	1.00	45
55.76	43.92	22,947	0.99	(0.60)	0.99	42
43.00	20.63	11,194	0.99	(0.37)	1.00	63

50.70	13.78	528,171	0.79	(0.23)	0.84	55
44.56	19.95	504,025	0.79	(0.21)	0.85	45
37.42	(28.53)	448,298	0.79	(0.39)	0.85	45
57.00	44.22	730,273	0.79	(0.40)	0.84	42
43.81	20.86	519,097	0.79	(0.17)	0.85	63

51.20	13.88	6,346,311	0.70	(0.14)	0.74	55
44.96	20.03	5,188,694	0.70	(0.11)	0.75	45
37.73	(28.47)	3,842,661	0.72	(0.31)	0.75	45
57.39	44.30	4,435,662	0.74	(0.35)	0.74	42
44.07	20.94	2,435,853	0.74	(0.11)	0.75	63
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	43

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Value Fund
Class A
Year Ended June 30, 2024	$34.36	$0.28	$3.29	$3.57	$(0.34)	$(1.71)	$(2.05)
Year Ended June 30, 2023	34.90	0.32	3.01	3.33	(0.28)	(3.59)	(3.87)
Year Ended June 30, 2022	43.69	0.24	(2.97)	(2.73)	(0.16)	(5.90)	(6.06)
Year Ended June 30, 2021	31.12	0.17	15.09	15.26	(0.29)	(2.40)	(2.69)
Year Ended June 30, 2020	38.02	0.33	(5.35)	(5.02)	(0.33)	(1.55)	(1.88)
Class C
Year Ended June 30, 2024	32.43	0.09	3.11	3.20	(0.17)	(1.71)	(1.88)
Year Ended June 30, 2023	33.10	0.13	2.86	2.99	(0.07)	(3.59)	(3.66)
Year Ended June 30, 2022	41.77	0.03	(2.80)	(2.77)	—	(5.90)	(5.90)
Year Ended June 30, 2021	29.77	(0.02)	14.44	14.42	(0.02)	(2.40)	(2.42)
Year Ended June 30, 2020	36.44	0.14	(5.14)	(5.00)	(0.12)	(1.55)	(1.67)
Class I
Year Ended June 30, 2024	34.99	0.37	3.37	3.74	(0.42)	(1.71)	(2.13)
Year Ended June 30, 2023	35.48	0.40	3.07	3.47	(0.37)	(3.59)	(3.96)
Year Ended June 30, 2022	44.30	0.34	(3.02)	(2.68)	(0.24)	(5.90)	(6.14)
Year Ended June 30, 2021	31.51	0.27	15.30	15.57	(0.38)	(2.40)	(2.78)
Year Ended June 30, 2020	38.48	0.43	(5.42)	(4.99)	(0.43)	(1.55)	(1.98)
Class L
Year Ended June 30, 2024	35.66	0.43	3.43	3.86	(0.48)	(1.71)	(2.19)
Year Ended June 30, 2023	36.09	0.47	3.12	3.59	(0.43)	(3.59)	(4.02)
Year Ended June 30, 2022	44.98	0.43	(3.09)	(2.66)	(0.33)	(5.90)	(6.23)
Year Ended June 30, 2021	31.96	0.36	15.51	15.87	(0.45)	(2.40)	(2.85)
Year Ended June 30, 2020	38.99	0.52	(5.48)	(4.96)	(0.52)	(1.55)	(2.07)
Class R2
Year Ended June 30, 2024	32.08	0.17	3.07	3.24	(0.28)	(1.71)	(1.99)
Year Ended June 30, 2023	32.84	0.21	2.84	3.05	(0.22)	(3.59)	(3.81)
Year Ended June 30, 2022	41.48	0.12	(2.78)	(2.66)	(0.08)	(5.90)	(5.98)
Year Ended June 30, 2021	29.67	0.07	14.36	14.43	(0.22)	(2.40)	(2.62)
Year Ended June 30, 2020	36.35	0.23	(5.11)	(4.88)	(0.25)	(1.55)	(1.80)
Class R3
Year Ended June 30, 2024	33.90	0.27	3.26	3.53	(0.35)	(1.71)	(2.06)
Year Ended June 30, 2023	34.49	0.31	2.98	3.29	(0.29)	(3.59)	(3.88)
Year Ended June 30, 2022	43.25	0.23	(2.94)	(2.71)	(0.15)	(5.90)	(6.05)
Year Ended June 30, 2021	30.83	0.17	14.95	15.12	(0.30)	(2.40)	(2.70)
Year Ended June 30, 2020	37.70	0.33	(5.30)	(4.97)	(0.35)	(1.55)	(1.90)
Class R4
Year Ended June 30, 2024	34.76	0.37	3.33	3.70	(0.45)	(1.71)	(2.16)
Year Ended June 30, 2023	35.29	0.40	3.05	3.45	(0.39)	(3.59)	(3.98)
Year Ended June 30, 2022	44.02	0.34	(3.00)	(2.66)	(0.17)	(5.90)	(6.07)
Year Ended June 30, 2021	31.34	0.27	15.20	15.47	(0.39)	(2.40)	(2.79)
Year Ended June 30, 2020	38.29	0.43	(5.40)	(4.97)	(0.43)	(1.55)	(1.98)
Class R5
Year Ended June 30, 2024	35.59	0.43	3.42	3.85	(0.48)	(1.71)	(2.19)
Year Ended June 30, 2023	36.03	0.47	3.10	3.57	(0.42)	(3.59)	(4.01)
Year Ended June 30, 2022	44.90	0.40	(3.06)	(2.66)	(0.31)	(5.90)	(6.21)
Year Ended June 30, 2021	31.90	0.33	15.49	15.82	(0.42)	(2.40)	(2.82)
Year Ended June 30, 2020	38.93	0.49	(5.48)	(4.99)	(0.49)	(1.55)	(2.04)
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$35.88	10.75%	$1,154,573	1.14%	0.79%	1.24%	13%
34.36	9.66	1,181,402	1.14	0.91	1.24	12
34.90	(7.73)	1,203,015	1.18	0.57	1.24	16
43.69	51.06	1,608,828	1.22	0.46	1.23	21
31.12	(14.13)	1,171,139	1.24	0.93	1.24	18

33.75	10.20	35,234	1.64	0.28	1.75	13
32.43	9.10	44,732	1.64	0.38	1.74	12
33.10	(8.17)	61,031	1.68	0.07	1.74	16
41.77	50.32	76,078	1.72	(0.05)	1.73	21
29.77	(14.58)	84,827	1.73	0.42	1.74	18

36.60	11.06	1,734,586	0.89	1.04	0.99	13
34.99	9.92	1,886,979	0.89	1.14	0.99	12
35.48	(7.50)	2,276,870	0.93	0.81	0.98	16
44.30	51.46	3,061,126	0.97	0.72	0.98	21
31.51	(13.93)	2,164,300	0.98	1.20	0.99	18

37.33	11.19	5,443,664	0.75	1.18	0.84	13
35.66	10.11	6,071,628	0.75	1.29	0.84	12
36.09	(7.35)	6,586,299	0.75	1.00	0.83	16
44.98	51.76	7,839,627	0.75	0.94	0.83	21
31.96	(13.71)	5,976,033	0.75	1.41	0.84	18

33.33	10.45	65,891	1.40	0.52	1.51	13
32.08	9.39	60,386	1.40	0.65	1.49	12
32.84	(7.97)	59,842	1.43	0.32	1.49	16
41.48	50.69	71,087	1.48	0.21	1.49	21
29.67	(14.36)	59,200	1.49	0.69	1.50	18

35.37	10.77	74,046	1.15	0.78	1.24	13
33.90	9.65	71,414	1.15	0.90	1.24	12
34.49	(7.75)	69,915	1.18	0.56	1.23	16
43.25	51.07	88,116	1.22	0.47	1.23	21
30.83	(14.13)	63,836	1.23	0.96	1.24	18

36.30	11.02	30,419	0.90	1.06	0.99	13
34.76	9.90	18,338	0.90	1.14	0.99	12
35.29	(7.50)	22,574	0.94	0.80	0.98	16
44.02	51.47	31,938	0.97	0.70	0.98	21
31.34	(13.93)	24,576	0.98	1.21	0.99	18

37.25	11.19	49,620	0.75	1.18	0.84	13
35.59	10.08	47,429	0.75	1.30	0.84	12
36.03	(7.35)	48,283	0.78	0.94	0.83	16
44.90	51.69	89,178	0.82	0.87	0.83	21
31.90	(13.79)	69,110	0.83	1.34	0.83	18
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	45

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Value Fund (continued)
Class R6
Year Ended June 30, 2024	$35.65	$0.46	$3.43	$3.89	$(0.51)	$(1.71)	$(2.22)
Year Ended June 30, 2023	36.09	0.51	3.11	3.62	(0.47)	(3.59)	(4.06)
Year Ended June 30, 2022	44.96	0.46	(3.08)	(2.62)	(0.35)	(5.90)	(6.25)
Year Ended June 30, 2021	31.94	0.37	15.51	15.88	(0.46)	(2.40)	(2.86)
Year Ended June 30, 2020	38.97	0.52	(5.47)	(4.95)	(0.53)	(1.55)	(2.08)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$37.32	11.30%	$4,304,906	0.65%	1.28%	0.74%	13%
35.65	10.20	4,087,234	0.65	1.42	0.74	12
36.09	(7.26)	3,480,524	0.68	1.07	0.73	16
44.96	51.83	4,184,659	0.72	0.97	0.73	21
31.94	(13.70)	3,101,566	0.73	1.46	0.74	18
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	47

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Value Advantage Fund
Class A
Year Ended June 30, 2024	$35.00	$0.50	$4.41	$4.91	$(0.50)	$(1.97)	$(2.47)
Year Ended June 30, 2023	36.05	0.52	2.02	2.54	(0.53)	(3.06)	(3.59)
Year Ended June 30, 2022	42.90	0.41	(1.67)	(1.26)	(0.32)	(5.27)	(5.59)
Year Ended June 30, 2021	29.53	0.34	14.04	14.38	(0.48)	(0.53)	(1.01)
Year Ended June 30, 2020	35.46	0.49	(5.04)	(4.55)	(0.45)	(0.93)	(1.38)
Class C
Year Ended June 30, 2024	34.90	0.32	4.41	4.73	(0.26)	(1.97)	(2.23)
Year Ended June 30, 2023	35.91	0.34	2.00	2.34	(0.29)	(3.06)	(3.35)
Year Ended June 30, 2022	42.73	0.20	(1.65)	(1.45)	(0.10)	(5.27)	(5.37)
Year Ended June 30, 2021	29.38	0.16	13.99	14.15	(0.27)	(0.53)	(0.80)
Year Ended June 30, 2020	35.29	0.32	(5.04)	(4.72)	(0.26)	(0.93)	(1.19)
Class I
Year Ended June 30, 2024	35.30	0.59	4.46	5.05	(0.58)	(1.97)	(2.55)
Year Ended June 30, 2023	36.31	0.61	2.03	2.64	(0.59)	(3.06)	(3.65)
Year Ended June 30, 2022	43.15	0.51	(1.68)	(1.17)	(0.40)	(5.27)	(5.67)
Year Ended June 30, 2021	29.71	0.43	14.13	14.56	(0.59)	(0.53)	(1.12)
Year Ended June 30, 2020	35.67	0.57	(5.06)	(4.49)	(0.54)	(0.93)	(1.47)
Class L
Year Ended June 30, 2024	35.35	0.64	4.46	5.10	(0.63)	(1.97)	(2.60)
Year Ended June 30, 2023	36.36	0.66	2.04	2.70	(0.65)	(3.06)	(3.71)
Year Ended June 30, 2022	43.20	0.57	(1.68)	(1.11)	(0.46)	(5.27)	(5.73)
Year Ended June 30, 2021	29.73	0.49	14.14	14.63	(0.63)	(0.53)	(1.16)
Year Ended June 30, 2020	35.69	0.63	(5.07)	(4.44)	(0.59)	(0.93)	(1.52)
Class R2
Year Ended June 30, 2024	34.48	0.40	4.34	4.74	(0.45)	(1.97)	(2.42)
Year Ended June 30, 2023	35.56	0.41	2.00	2.41	(0.43)	(3.06)	(3.49)
Year Ended June 30, 2022	42.46	0.31	(1.65)	(1.34)	(0.29)	(5.27)	(5.56)
Year Ended June 30, 2021	29.31	0.26	13.90	14.16	(0.48)	(0.53)	(1.01)
Year Ended June 30, 2020	35.24	0.40	(5.01)	(4.61)	(0.39)	(0.93)	(1.32)
Class R3
Year Ended June 30, 2024	34.48	0.49	4.34	4.83	(0.52)	(1.97)	(2.49)
Year Ended June 30, 2023	35.51	0.50	2.00	2.50	(0.47)	(3.06)	(3.53)
Year Ended June 30, 2022	42.36	0.41	(1.65)	(1.24)	(0.34)	(5.27)	(5.61)
Year Ended June 30, 2021	29.21	0.33	13.88	14.21	(0.53)	(0.53)	(1.06)
Year Ended June 30, 2020	35.08	0.48	(4.98)	(4.50)	(0.44)	(0.93)	(1.37)
Class R4
Year Ended June 30, 2024	35.62	0.60	4.49	5.09	(0.60)	(1.97)	(2.57)
Year Ended June 30, 2023	36.30	0.61	2.04	2.65	(0.27)	(3.06)	(3.33)
Year Ended June 30, 2022	42.92	0.50	(1.67)	(1.17)	(0.18)	(5.27)	(5.45)
Year Ended June 30, 2021	29.56	0.42	14.06	14.48	(0.59)	(0.53)	(1.12)
Year Ended June 30, 2020	35.52	0.57	(5.04)	(4.47)	(0.56)	(0.93)	(1.49)
Class R5
Year Ended June 30, 2024	35.27	0.64	4.46	5.10	(0.64)	(1.97)	(2.61)
Year Ended June 30, 2023	36.30	0.65	2.04	2.69	(0.66)	(3.06)	(3.72)
Year Ended June 30, 2022	43.12	0.57	(1.69)	(1.12)	(0.43)	(5.27)	(5.70)
Year Ended June 30, 2021	29.67	0.49	14.11	14.60	(0.62)	(0.53)	(1.15)
Year Ended June 30, 2020	35.62	0.63	(5.05)	(4.42)	(0.60)	(0.93)	(1.53)
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$37.44	14.62%	$1,328,087	1.04%	1.39%	1.15%	17%
35.00	7.03	1,245,482	1.04	1.45	1.14	24
36.05	(3.78)	1,101,144	1.07	0.99	1.14	23
42.90	49.47	1,050,569	1.13	0.94	1.14	34
29.53	(13.60)	736,715	1.14	1.45	1.16	29

37.40	14.07	171,159	1.54	0.89	1.65	17
34.90	6.47	222,660	1.54	0.94	1.65	24
35.91	(4.24)	281,613	1.58	0.48	1.65	23
42.73	48.75	349,246	1.63	0.45	1.64	34
29.38	(14.04)	332,229	1.64	0.94	1.66	29

37.80	14.91	1,619,210	0.79	1.64	0.89	17
35.30	7.29	1,849,562	0.79	1.69	0.89	24
36.31	(3.54)	2,039,492	0.82	1.23	0.89	23
43.15	49.86	2,326,829	0.88	1.20	0.89	34
29.71	(13.39)	2,047,640	0.89	1.70	0.90	29

37.85	15.06	1,311,918	0.65	1.78	0.74	17
35.35	7.44	1,406,943	0.65	1.83	0.74	24
36.36	(3.39)	1,653,596	0.68	1.38	0.74	23
43.20	50.10	1,855,713	0.73	1.35	0.74	34
29.73	(13.26)	1,593,954	0.74	1.85	0.75	29

36.80	14.33	456	1.30	1.13	1.58	17
34.48	6.75	334	1.30	1.18	1.52	24
35.56	(4.02)	292	1.33	0.77	1.49	23
42.46	49.10	194	1.38	0.73	1.54	34
29.31	(13.82)	182	1.39	1.27	1.55	29

36.82	14.61	2,150	1.05	1.38	1.21	17
34.48	7.03	2,195	1.05	1.41	1.20	24
35.51	(3.78)	2,845	1.08	1.00	1.17	23
42.36	49.46	3,020	1.13	0.92	1.17	34
29.21	(13.60)	1,519	1.14	1.43	1.18	29

38.14	14.90	309	0.80	1.63	1.08	17
35.62	7.29	173	0.80	1.69	0.93	24
36.30	(3.53)	118	0.84	1.20	0.89	23
42.92	49.86	1,724	0.88	1.26	0.89	34
29.56	(13.40)	32,555	0.88	1.74	0.90	29

37.76	15.08	17,623	0.65	1.78	0.74	17
35.27	7.45	18,118	0.65	1.87	0.74	24
36.30	(3.40)	1,178	0.68	1.38	0.74	23
43.12	50.12	1,365	0.73	1.41	0.74	34
29.67	(13.25)	5,529	0.74	1.85	0.75	29
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	49

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Value Advantage Fund (continued)
Class R6
Year Ended June 30, 2024	$35.31	$0.68	$4.45	$5.13	$(0.67)	$(1.97)	$(2.64)
Year Ended June 30, 2023	36.32	0.69	2.05	2.74	(0.69)	(3.06)	(3.75)
Year Ended June 30, 2022	43.16	0.61	(1.68)	(1.07)	(0.50)	(5.27)	(5.77)
Year Ended June 30, 2021	29.71	0.52	14.13	14.65	(0.67)	(0.53)	(1.20)
Year Ended June 30, 2020	35.67	0.66	(5.06)	(4.40)	(0.63)	(0.93)	(1.56)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$37.80	15.17%	$4,294,901	0.55%	1.88%	0.64%	17%
35.31	7.58	4,341,944	0.55	1.93	0.64	24
36.32	(3.30)	4,495,856	0.58	1.47	0.64	23
43.16	50.23	5,562,656	0.63	1.44	0.64	34
29.71	(13.18)	3,949,596	0.64	1.96	0.65	29
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	51

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust II (“JPM II") (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) was organized as a Massachusetts business trust on September 23, 1997, as an open-end management investment company.
J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG,” and with JPM I, JPM II and JPMMFIT, collectively, the “Trusts”) was organized as a Maryland corporation on August 19, 1997, as an open-end management investment company.
The following are 5 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Growth Advantage Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMMFIT	Diversified
JPMorgan Mid Cap Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan Mid Cap Growth Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Mid Cap Value Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMFMFG	Diversified
JPMorgan Value Advantage Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
The investment objective of JPMorgan Growth Advantage Fund (“Growth Advantage Fund”) and JPMorgan Mid Cap Equity Fund (“Mid Cap Equity Fund”) is to seek to provide long-term capital growth.
The investment objective of JPMorgan Mid Cap Growth Fund (“Mid Cap Growth Fund”) is to seek growth of capital.
The investment objective of JPMorgan Mid Cap Value Fund (“Mid Cap Value Fund”) is to seek growth from capital appreciation.
The investment objective of JPMorgan Value Advantage Fund (“Value Advantage Fund”) is to seek to provide long-term total return from a combination of income and capital gains.
Class L Shares of Mid Cap Value Fund and Value Advantage Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of the Funds unless they meet certain requirements as described in the Funds’ prospectus.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

52	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Growth Advantage Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Automobiles	$170,028	$—	$—	$170,028
Beverages	136,821	—	—	136,821
Biotechnology	696,570	—	—	696,570
Broadline Retail	1,264,012	—	—	1,264,012
Building Products	308,472	—	—	308,472
Capital Markets	869,076	—	—	869,076
Commercial Services & Supplies	161,945	—	—	161,945
Communications Equipment	151,262	—	—	151,262
Construction & Engineering	211,188	—	—	211,188
Distributors	49,935	—	—	49,935
Electrical Equipment	397,684	—	—	397,684
Energy Equipment & Services	213,291	—	—	213,291
Entertainment	413,319	—	—	413,319
Financial Services	484,345	—	—	484,345
Ground Transportation	398,379	—	—	398,379

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	53

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
Growth Advantage Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Health Care Equipment & Supplies	$395,297	$—	$—	$395,297
Health Care Providers & Services	235,439	—	—	235,439
Hotels, Restaurants & Leisure	604,426	—	—	604,426
Household Durables	139,128	—	—	139,128
Insurance	196,826	—	—	196,826
Interactive Media & Services	2,076,206	—	—	2,076,206
IT Services	157,971	—	—	157,971
Life Sciences Tools & Services	252,638	—	—	252,638
Machinery	318,283	—	—	318,283
Media	213,283	—	—	213,283
Oil, Gas & Consumable Fuels	132,645	—	—	132,645
Personal Care Products	154,426	—	—	154,426
Pharmaceuticals	682,883	—	—	682,883
Professional Services	150,353	—	—	150,353
Semiconductors & Semiconductor Equipment	3,549,672	—	—	3,549,672
Software	3,346,533	—	37,955	3,384,488
Specialty Retail	359,520	—	—	359,520
Technology Hardware, Storage & Peripherals	1,207,842	—	—	1,207,842
Trading Companies & Distributors	64,062	—	—	64,062
Total Common Stocks	20,163,760	—	37,955	20,201,715
Short-Term Investments
Investment Companies	195,828	—	—	195,828
Total Investments in Securities	$20,359,588	$—	$37,955	$20,397,543

Mid Cap Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,518,549	$—	$—	$4,518,549

(a)	Please refer to the SOI for specifics of portfolio holdings.

Mid Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$182,502	$—	$—	$182,502
Automobiles	40,552	—	—	40,552
Banks	78,073	—	—	78,073
Beverages	149,232	—	—	149,232
Biotechnology	670,520	—	—	670,520
Building Products	301,906	—	—	301,906
Capital Markets	1,032,780	—	—	1,032,780
Commercial Services & Supplies	214,234	—	—	214,234
Communications Equipment	87,542	—	—	87,542
Construction & Engineering	165,727	—	—	165,727

54	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

Mid Cap Growth Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Construction Materials	$59,831	$—	$—	$59,831
Consumer Staples Distribution & Retail	66,648	—	—	66,648
Distributors	76,451	—	—	76,451
Diversified Consumer Services	99,785	—	—	99,785
Electrical Equipment	388,710	—	—	388,710
Electronic Equipment, Instruments & Components	150,841	—	—	150,841
Energy Equipment & Services	126,962	—	—	126,962
Entertainment	99,957	—	—	99,957
Financial Services	91,649	—	—	91,649
Ground Transportation	211,407	—	—	211,407
Health Care Equipment & Supplies	481,897	—	—	481,897
Health Care Providers & Services	256,100	—	—	256,100
Hotels, Restaurants & Leisure	581,242	—	—	581,242
Household Durables	88,964	—	—	88,964
Independent Power and Renewable Electricity Producers	64,933	—	—	64,933
Insurance	89,349	—	—	89,349
Interactive Media & Services	54,673	—	—	54,673
IT Services	405,177	—	—	405,177
Life Sciences Tools & Services	283,099	—	—	283,099
Machinery	379,676	—	—	379,676
Media	273,473	—	—	273,473
Oil, Gas & Consumable Fuels	206,603	—	—	206,603
Personal Care Products	131,008	—	—	131,008
Pharmaceuticals	127,892	—	—	127,892
Professional Services	190,368	—	—	190,368
Semiconductors & Semiconductor Equipment	869,283	—	—	869,283
Software	998,649	—	22,386	1,021,035
Specialty Retail	466,912	—	—	466,912
Technology Hardware, Storage & Peripherals	172,378	—	—	172,378
Trading Companies & Distributors	75,452	—	—	75,452
Total Common Stocks	10,492,437	—	22,386	10,514,823
Short-Term Investments
Investment Companies	175,763	—	—	175,763
Investment of Cash Collateral from Securities Loaned	121,264	—	—	121,264
Total Short-Term Investments	297,027	—	—	297,027
Total Investments in Securities	$10,789,464	$—	$22,386	$10,811,850

Mid Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$12,886,853	$—	$—	$12,886,853

(a)	Please refer to the SOI for specifics of portfolio holdings.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	55

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
Value Advantage Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,775,925	$—	$—	$8,775,925

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of June 30, 2024, the Funds, with the exception of Growth Advantage Fund and Mid Cap Growth Fund, had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
As of June 30, 2024, Growth Advantage Fund and Mid Cap Growth Fund held restricted securities as follows:
Growth Advantage Fund
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Coreweave, Inc.	11/28/2023	$15,096	$37,955	0.2%
Mid Cap Growth Fund
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Coreweave, Inc.	11/28/2023	$8,904	$22,386	0.2%
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

56	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of June 30, 2024.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Mid Cap Equity Fund	$13,810	$(13,810)	$—
Mid Cap Growth Fund	118,159	(118,159)	—
Mid Cap Value Fund	7,141	(7,141)	—
Value Advantage Fund	65,550	(65,550)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the year ended June 30, 2024, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
Growth Advantage Fund	$5
Mid Cap Equity Fund	4
Mid Cap Growth Fund	16
Mid Cap Value Fund	9
Value Advantage Fund	6
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
Growth Advantage Fund did not have any securities out on loan at June 30, 2024.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Growth Advantage Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$229,015	$3,584,076	$3,617,325	$63	$(1)	$195,828	195,789	$13,076	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (a) (b)	—	585,000	585,001	1 *	—	—	—	2,357 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	—	555,193	555,193	—	—	—	—	428 *	—
Total	$229,015	$4,724,269	$4,757,519	$64	$(1)	$195,828		$15,861	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	57

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
Mid Cap Equity Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$124,100	$1,360,228	$1,383,456	$(10)	$(3)	$100,859	100,839	$5,520	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (a) (b)	43,783	345,600	377,000	2 *	(1)	12,384	12,384	2,053 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	17,097	186,763	202,144	—	—	1,716	1,716	300 *	—
Total	$184,980	$1,892,591	$1,962,600	$(8)	$(4)	$114,959		$7,873	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Mid Cap Growth Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$128,783	$1,785,189	$1,738,212	$10	$(7)	$175,763	175,728	$7,434	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (a) (b)	137,903	1,224,499	1,254,000	(17)*	(5)	108,380	108,380	10,580 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	23,086	487,341	497,543	—	—	12,884	12,884	1,308 *	—
Total	$289,772	$3,497,029	$3,489,755	$(7)	$(12)	$297,027		$19,322	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Mid Cap Value Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$251,446	$2,176,388	$2,253,054	$9	$7	$174,796	174,761	$10,579	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (a) (b)	119,975	1,045,999	1,160,000	(1)*	4	5,977	5,977	5,410 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	18,205	432,706	449,616	—	—	1,295	1,295	736 *	—
Total	$389,626	$3,655,093	$3,862,670	$8	$11	$182,068		$16,725	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.

58	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Value Advantage Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$331,127	$2,267,386	$2,521,217	$27	$(6)	$77,317	77,301	$8,288	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (a) (b)	31,993	747,001	719,904	5 *	(3)	59,092	59,092	3,261 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	44,536	442,584	479,073	—	—	8,047	8,047	502 *	—
Total	$407,656	$3,456,971	$3,720,194	$32	$(9)	$144,456		$12,051	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
G. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended June 30, 2024 are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Growth Advantage Fund
Transfer agency fees	$150	$52	$104	n/a	$3	$3	$1	$4	$135	$452

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	59

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Mid Cap Equity Fund
Transfer agency fees	$18	$2	$10	n/a	$3	n/a	n/a	$— (a)	$44	$77
Mid Cap Growth Fund
Transfer agency fees	262	8	50	n/a	27	$5	$1	10	154	517
Mid Cap Value Fund
Transfer agency fees	83	4	32	$68	14	2	1	1	96	301
Value Advantage Fund
Transfer agency fees	70	26	52	21	1	2	1	— (a)	52	225

(a)	Amount rounds to less than one thousand.
H. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of June 30, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
I. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Growth Advantage Fund	$(34,201)	$34,329	$(128)
Mid Cap Equity Fund	—	(30)	30
Mid Cap Growth Fund	(32,291)	32,350	(59)
Mid Cap Value Fund	—	(409)	409
Value Advantage Fund	49,523	(358)	(49,165)
The reclassifications for the Funds relate primarily to tax adjustments on certain investments, net operating losses and tax equalization.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Growth Advantage Fund	0.55%
Mid Cap Equity Fund	0.65
Mid Cap Growth Fund	0.65
Mid Cap Value Fund	0.65
Value Advantage Fund	0.55
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

60	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the year ended June 30, 2024, the effective rate for Growth Advantage Fund, Mid Cap Equity Fund, Mid Cap Growth Fund, Mid Cap Value Fund and Value Advantage Fund was 0.064%, 0.075%, 0.075%, 0.069% and 0.075%, respectively, of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Growth Advantage Fund	0.25%	0.75%	0.50%	0.25%
Mid Cap Equity Fund	0.25	0.75	0.50	n/a
Mid Cap Growth Fund	0.25	0.75	0.50	0.25
Mid Cap Value Fund	0.25	0.75	0.50	0.25
Value Advantage Fund	0.25	0.75	0.50	0.25
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended June 30, 2024, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Growth Advantage Fund	$537	$— (a)
Mid Cap Equity Fund	92	— (a)
Mid Cap Growth Fund	102	— (a)
Mid Cap Value Fund	32	— (a)
Value Advantage Fund	92	— (a)

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Growth Advantage Fund	0.25%	0.25%	0.25%	n/a	0.25%	0.25%	0.25%	0.10%
Mid Cap Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
Mid Cap Growth Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
Mid Cap Value Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
Value Advantage Fund	0.25	0.25	0.25	0.10	0.25	0.25	0.25	0.10
JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	61

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6
Growth Advantage Fund	1.04%	1.54%	0.79%	n/a	1.30%	1.05%	0.80%	0.65%	0.55%
Mid Cap Equity Fund	1.14	1.64	0.89	n/a	1.39	n/a	n/a	0.74	0.64
Mid Cap Growth Fund	1.14	1.64	0.89	n/a	1.45	1.20	0.95	0.79	0.70
Mid Cap Value Fund	1.14	1.64	0.89	0.75%	1.40	1.15	0.90	0.75	0.65
Value Advantage Fund	1.04	1.54	0.79	0.75	1.30	1.05	0.80	0.65	0.55
The expense limitation agreements were in effect for the year ended June 30, 2024 and are in place until at least October 31, 2024.
For the year ended June 30, 2024, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Growth Advantage Fund	$8,262	$5,504	$1,089	$14,855	$14
Mid Cap Equity Fund	2,652	1,767	21	4,440	28
Mid Cap Growth Fund	2,658	1,764	2,593	7,015	10
Mid Cap Value Fund	6,698	4,450	403	11,551	49
Value Advantage Fund	4,669	3,116	470	8,255	52
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the year ended June 30, 2024 were as follows:

Growth Advantage Fund	$295
Mid Cap Equity Fund	119
Mid Cap Growth Fund	163
Mid Cap Value Fund	236
Value Advantage Fund	205
JPMIM voluntarily agreed to reimburse the Funds for the Trustee Fees paid to one of the interested Trustees. For the year ended June 30, 2024, the amount of these reimbursements were as follows:

Growth Advantage Fund	$2
Mid Cap Equity Fund	1
Mid Cap Growth Fund	1

62	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

Mid Cap Value Fund	$2
Value Advantage Fund	1
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended June 30, 2024, Mid Cap Equity Fund and Mid Cap Growth Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The below Funds used related party broker-dealers during the year ended June 30, 2024, and incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows:
Brokerage Commissions
Growth Advantage Fund	$47
Mid Cap Equity Fund	47
Mid Cap Growth Fund	2
Mid Cap Value Fund	8
Value Advantage Fund	— (a)

(a)	Amount rounds to less than one thousand.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended June 30, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Growth Advantage Fund	$4,787,056	$5,538,454
Mid Cap Equity Fund	2,006,711	1,480,651
Mid Cap Growth Fund	5,490,600	5,649,984
Mid Cap Value Fund	1,692,226	3,334,689
Value Advantage Fund	1,429,943	2,654,574
During the year ended June 30, 2024, there were no purchases or sales of U.S. Government securities.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	63

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2024 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Growth Advantage Fund	$9,225,626	$11,257,786	$85,869	$11,171,917
Mid Cap Equity Fund	3,458,685	1,136,553	76,689	1,059,864
Mid Cap Growth Fund	8,347,405	2,712,742	248,297	2,464,445
Mid Cap Value Fund	7,689,518	5,450,012	252,677	5,197,335
Value Advantage Fund	5,691,341	3,256,386	171,802	3,084,584
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain investments and wash sale loss deferrals.
The tax character of distributions paid during the year ended June 30, 2024 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Growth Advantage Fund	$—	$104,122	$104,122
Mid Cap Equity Fund	23,095	—	23,095
Mid Cap Value Fund	170,853	605,957	776,810
Value Advantage Fund	151,126	467,792	618,918

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2023 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Growth Advantage Fund	$—	$49,571	$49,571
Mid Cap Equity Fund	17,400	69,321	86,721
Mid Cap Growth Fund	—	60,515	60,515
Mid Cap Value Fund	247,668	1,263,212	1,510,880
Value Advantage Fund	164,388	749,627	914,015

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of June 30, 2024, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Growth Advantage Fund	$—	$671,391	$11,171,917
Mid Cap Equity Fund	12,326	114,609	1,059,864
Mid Cap Growth Fund	—	724,979	2,464,445
Mid Cap Value Fund	58,575	487,652	5,197,335
Value Advantage Fund	98,421	362,952	3,084,584
The cumulative timing differences primarily consist of tax adjustments on certain investments, ordinary loss deferrals and wash sale loss deferrals.

64	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

As of June 30, 2024, the Funds did not have any net capital loss carryforwards.
Net capital losses (gains) incurred after October 31 and late year ordinary losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2024, the following Funds deferred to July 1, 2024 the following net capital losses (gains), and late year ordinary losses of:
	Net Capital Losses (Gains)	Late Year Ordinary Loss Deferral
	Short-Term
Growth Advantage Fund	$—	$12,426
Mid Cap Growth Fund	—	15,276
Mid Cap Value Fund	4,776	—
During the year ended June 30, 2024, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Growth Advantage Fund	$80,725	$—
Mid Cap Growth Fund	59,087	8,489
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended June 30, 2024.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 29, 2024.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2024.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate (SOFR). Effective August 6, 2024, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the year ended June 30, 2024.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	65

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
As of June 30, 2024, the Funds had individual shareholders and/or non-affiliated omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Growth Advantage Fund	1	15.9%	1	24.4%
Mid Cap Equity Fund	1	10.5	2	65.1
Mid Cap Growth Fund	—	—	2	30.9
Mid Cap Value Fund	—	—	3	43.8
Value Advantage Fund	—	—	1	16.9
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
As of June 30, 2024, JPMorgan SmartRetirement Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
JPMorgan SmartRetirement Funds
Value Advantage Fund	18.2%
Because Mid Cap Equity Fund, Mid Cap Value Fund and Value Advantage Fund invest in Real Estate Investment Trusts (“REITs”), the Funds may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.
The Funds are subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions, may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

66	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of J.P. Morgan Mutual Fund Investment Trust, J.P. Morgan Fleming Mutual Fund Group, Inc., JPMorgan Trust I and JPMorgan Trust II and Shareholders of JPMorgan Growth Advantage Fund, JPMorgan Mid Cap Equity Fund, JPMorgan Mid Cap Growth Fund, JPMorgan Mid Cap Value Fund and JPMorgan Value Advantage Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Growth Advantage Fund (constituting J.P. Morgan Mutual Fund Investment Trust), JPMorgan Mid Cap Value Fund (constituting J.P. Morgan Fleming Mutual Fund Group, Inc.), JPMorgan Mid Cap Equity Fund and JPMorgan Value Advantage Fund (two of the funds constituting JPMorgan Trust I) and JPMorgan Mid Cap Growth Fund (one of the funds constituting JPMorgan Trust II) (hereafter collectively referred to as the "Funds") as of June 30, 2024, the related statements of operations for the year ended June 30, 2024, the statements of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2024 and each of the financial highlights for each of the five years in the period ended June 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
August 27, 2024
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	67

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended June 30, 2024. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2024. The information necessary to complete your income tax returns for the calendar year ending December 31, 2024 will be provided under separate cover.
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2024:
Dividends Received Deduction
JPMorgan Mid Cap Equity Fund	100.00%
JPMorgan Mid Cap Value Fund	100.00
JPMorgan Value Advantage Fund	100.00
Long Term Capital Gain
Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended June 30, 2024:
Long-Term Capital Gain Distribution
JPMorgan Growth Advantage Fund	$104,122
JPMorgan Mid Cap Value Fund	605,957
JPMorgan Value Advantage Fund	514,216
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2024:
Qualified Dividend Income
JPMorgan Mid Cap Equity Fund	$23,095
JPMorgan Mid Cap Value Fund	170,853
JPMorgan Value Advantage Fund	151,126

68	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. June 2024.
AN-MC-624

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

Annual Report
J.P. Morgan Small Cap Funds
June 30, 2024
JPMorgan Small Cap Blend Fund
JPMorgan Small Cap Equity Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund
JPMorgan SMID Cap Equity Fund
JPMorgan U.S. Small Company Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.1%
Aerospace & Defense — 1.1%
Cadre Holdings, Inc.	128	4,295
Hexcel Corp.	100	6,246
Moog, Inc., Class A	35	5,875
		16,416
Automobile Components — 1.8%
LCI Industries (a)	59	6,058
Modine Manufacturing Co. *	102	10,231
Patrick Industries, Inc.	40	4,341
Visteon Corp. *	56	5,956
		26,586
Automobiles — 0.2%
Winnebago Industries, Inc.	49	2,655
Banks — 7.8%
BancFirst Corp.	55	4,863
Camden National Corp.	159	5,234
City Holding Co.	49	5,176
Columbia Banking System, Inc.	234	4,650
First Busey Corp.	346	8,365
First Commonwealth Financial Corp.	367	5,064
First Merchants Corp.	180	5,984
Heritage Commerce Corp.	648	5,639
Independent Bank Corp.	80	4,068
Independent Bank Corp.	383	10,343
Old National Bancorp	495	8,514
Pinnacle Financial Partners, Inc.	50	4,009
Premier Financial Corp.	288	5,897
Provident Financial Services, Inc.	237	3,397
QCR Holdings, Inc.	78	4,703
Simmons First National Corp., Class A	220	3,871
SouthState Corp. (a)	118	9,030
TriCo Bancshares	154	6,084
WSFS Financial Corp.	174	8,173
		113,064
Beverages — 0.5%
Primo Water Corp.	355	7,767
Biotechnology — 7.5%
ACELYRIN, Inc. * (a)	218	960
Agios Pharmaceuticals, Inc. *	126	5,445
Alector, Inc. *	186	844
Allogene Therapeutics, Inc. * (a)	312	727
Amicus Therapeutics, Inc. *	677	6,712
INVESTMENTS	SHARES (000)	VALUE ($000)

Biotechnology — continued
Apellis Pharmaceuticals, Inc. *	117	4,494
Arrowhead Pharmaceuticals, Inc. *	166	4,324
Blueprint Medicines Corp. *	92	9,921
Cytokinetics, Inc. *	88	4,771
Halozyme Therapeutics, Inc. *	221	11,592
Insmed, Inc. *	151	10,120
Kyverna Therapeutics, Inc. * (a)	213	1,595
Natera, Inc. *	68	7,367
REGENXBIO, Inc. *	240	2,804
Relay Therapeutics, Inc. *	386	2,515
REVOLUTION Medicines, Inc. *	245	9,519
Sage Therapeutics, Inc. *	109	1,187
Twist Bioscience Corp. * (a)	212	10,451
Vaxcyte, Inc. *	124	9,360
Verve Therapeutics, Inc. * (a)	135	658
Viking Therapeutics, Inc. *	70	3,728
		109,094
Broadline Retail — 0.2%
Global-e Online Ltd. (Israel) *	80	2,900
Building Products — 3.3%
AAON, Inc.	123	10,707
AZZ, Inc.	91	7,019
CSW Industrials, Inc.	29	7,777
Hayward Holdings, Inc. *	444	5,457
Janus International Group, Inc. *	247	3,122
Simpson Manufacturing Co., Inc.	42	7,118
UFP Industries, Inc.	62	6,919
		48,119
Capital Markets — 3.3%
Donnelley Financial Solutions, Inc. *	112	6,666
Evercore, Inc., Class A	37	7,791
Hamilton Lane, Inc., Class A	109	13,423
LPL Financial Holdings, Inc.	23	6,565
Piper Sandler Cos.	30	6,810
Virtus Investment Partners, Inc.	33	7,370
		48,625
Chemicals — 2.2%
Hawkins, Inc.	72	6,513
HB Fuller Co.	119	9,160
Innospec, Inc.	65	8,021
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Small Cap Funds	1

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Chemicals — continued
Quaker Chemical Corp.	19	3,278
Stepan Co.	65	5,449
		32,421
Commercial Services & Supplies — 1.9%
ACV Auctions, Inc., Class A *	311	5,683
Aris Water Solutions, Inc., Class A	109	1,716
Casella Waste Systems, Inc., Class A *	113	11,192
MSA Safety, Inc.	52	9,700
		28,291
Communications Equipment — 0.2%
Ciena Corp. *	57	2,730
Construction & Engineering — 1.6%
Comfort Systems USA, Inc.	39	11,687
MasTec, Inc. *	45	4,857
Valmont Industries, Inc.	22	6,092
		22,636
Construction Materials — 0.3%
Eagle Materials, Inc.	19	4,100
Consumer Staples Distribution & Retail — 1.3%
Chefs' Warehouse, Inc. (The) *	181	7,079
Grocery Outlet Holding Corp. *	138	3,041
Performance Food Group Co. *	24	1,606
Sprouts Farmers Market, Inc. *	77	6,433
		18,159
Containers & Packaging — 0.2%
Pactiv Evergreen, Inc.	208	2,360
Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions, Inc. *	73	8,086
Graham Holdings Co., Class B	3	1,740
		9,826
Diversified Telecommunication Services — 0.5%
Iridium Communications, Inc.	297	7,912
Electric Utilities — 0.5%
Portland General Electric Co.	164	7,081
Electrical Equipment — 1.4%
Atkore, Inc.	48	6,416
Bloom Energy Corp., Class A * (a)	363	4,446
NEXTracker, Inc., Class A *	142	6,675
INVESTMENTS	SHARES (000)	VALUE ($000)

Electrical Equipment — continued
Shoals Technologies Group, Inc., Class A *	258	1,612
Vicor Corp. *	52	1,722
		20,871
Electronic Equipment, Instruments & Components — 3.1%
Fabrinet (Thailand) *	21	5,104
Insight Enterprises, Inc. * (a)	21	4,108
Knowles Corp. *	376	6,492
Littelfuse, Inc.	23	5,794
Plexus Corp. *	52	5,336
TTM Technologies, Inc. *	508	9,881
Vishay Intertechnology, Inc.	345	7,708
		44,423
Energy Equipment & Services — 2.7%
Cactus, Inc., Class A	266	14,043
ChampionX Corp.	278	9,234
Noble Corp. plc (a)	85	3,812
TechnipFMC plc (United Kingdom)	281	7,347
Weatherford International plc *	35	4,223
		38,659
Financial Services — 2.2%
AvidXchange Holdings, Inc. *	506	6,104
PennyMac Financial Services, Inc.	143	13,521
Radian Group, Inc.	287	8,931
Remitly Global, Inc. *	264	3,192
		31,748
Food Products — 1.1%
Flowers Foods, Inc.	180	3,991
Freshpet, Inc. *	66	8,496
Vital Farms, Inc. *	70	3,276
		15,763
Gas Utilities — 1.1%
Chesapeake Utilities Corp.	59	6,279
ONE Gas, Inc. (a)	111	7,082
Southwest Gas Holdings, Inc.	40	2,816
		16,177
Ground Transportation — 0.5%
Marten Transport Ltd.	429	7,924
Health Care Equipment & Supplies — 2.4%
Alphatec Holdings, Inc. *	288	3,011
Establishment Labs Holdings, Inc. (Costa Rica) *	103	4,677
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Small Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Glaukos Corp. *	19	2,217
Inari Medical, Inc. *	109	5,248
Inmode Ltd. *	140	2,543
iRhythm Technologies, Inc. *	79	8,538
Outset Medical, Inc. *	305	1,176
PROCEPT BioRobotics Corp. *	65	3,985
Utah Medical Products, Inc.	55	3,670
		35,065
Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc. *	69	4,659
Accolade, Inc. *	196	702
Encompass Health Corp.	155	13,274
Ensign Group, Inc. (The)	60	7,411
PACS Group, Inc. * (a)	137	4,059
Patterson Cos., Inc.	308	7,439
Progyny, Inc. *	129	3,684
		41,228
Health Care REITs — 0.4%
CareTrust REIT, Inc.	259	6,498
Health Care Technology — 0.7%
Evolent Health, Inc., Class A * (a)	345	6,598
Waystar Holding Corp. * (a)	145	3,124
		9,722
Hotel & Resort REITs — 0.4%
RLJ Lodging Trust	305	2,942
Sunstone Hotel Investors, Inc.	325	3,398
		6,340
Hotels, Restaurants & Leisure — 3.4%
Bloomin' Brands, Inc.	135	2,594
Boyd Gaming Corp.	121	6,691
Cava Group, Inc. * (a)	24	2,259
Everi Holdings, Inc. *	251	2,108
First Watch Restaurant Group, Inc. * (a)	182	3,199
Jack in the Box, Inc.	33	1,655
Life Time Group Holdings, Inc. *	361	6,796
Marriott Vacations Worldwide Corp.	32	2,763
Planet Fitness, Inc., Class A *	84	6,141
Six Flags Entertainment Corp. *	224	7,431
Texas Roadhouse, Inc.	47	8,144
		49,781
INVESTMENTS	SHARES (000)	VALUE ($000)

Household Durables — 1.4%
La-Z-Boy, Inc.	110	4,099
M/I Homes, Inc. *	50	6,104
Meritage Homes Corp.	24	3,838
Sonos, Inc. *	414	6,119
		20,160
Industrial REITs — 1.0%
Plymouth Industrial REIT, Inc.	200	4,272
Terreno Realty Corp.	176	10,404
		14,676
Insurance — 1.6%
Safety Insurance Group, Inc.	118	8,872
Selective Insurance Group, Inc.	148	13,869
		22,741
Interactive Media & Services — 0.4%
IAC, Inc. *	129	6,030
IT Services — 0.9%
ASGN, Inc. *	55	4,845
DigitalOcean Holdings, Inc. *	125	4,348
Globant SA *	21	3,785
		12,978
Life Sciences Tools & Services — 0.2%
Fortrea Holdings, Inc. *	110	2,574
Machinery — 4.3%
Alamo Group, Inc.	33	5,722
Atmus Filtration Technologies, Inc. *	141	4,070
Chart Industries, Inc. * (a)	50	7,277
Enpro, Inc.	31	4,474
Esab Corp.	57	5,389
ITT, Inc.	45	5,862
John Bean Technologies Corp.	41	3,848
Kadant, Inc.	24	7,093
Mueller Industries, Inc.	132	7,494
Toro Co. (The)	47	4,423
Watts Water Technologies, Inc., Class A	36	6,559
		62,211
Media — 0.5%
John Wiley & Sons, Inc., Class A	168	6,852
Multi-Utilities — 0.4%
Unitil Corp.	117	6,059
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Small Cap Funds	3

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Office REITs — 0.9%
Equity Commonwealth *	377	7,309
Highwoods Properties, Inc.	202	5,309
		12,618
Oil, Gas & Consumable Fuels — 3.5%
Chord Energy Corp.	73	12,190
CNX Resources Corp. *	199	4,846
Equitrans Midstream Corp.	512	6,647
Magnolia Oil & Gas Corp., Class A (a)	328	8,322
Matador Resources Co.	261	15,533
SM Energy Co.	71	3,048
		50,586
Personal Care Products — 1.2%
Edgewell Personal Care Co.	165	6,621
elf Beauty, Inc. *	30	6,339
Inter Parfums, Inc.	38	4,431
		17,391
Pharmaceuticals — 1.2%
Arvinas, Inc. *	164	4,349
Intra-Cellular Therapies, Inc. *	118	8,103
Prestige Consumer Healthcare, Inc. *	64	4,415
Revance Therapeutics, Inc. * (a)	293	752
		17,619
Professional Services — 2.1%
CBIZ, Inc. *	55	4,028
ExlService Holdings, Inc. *	248	7,781
UL Solutions, Inc., Class A	144	6,085
Verra Mobility Corp. *	458	12,465
		30,359
Residential REITs — 0.6%
American Homes 4 Rent, Class A	120	4,456
Centerspace	72	4,842
		9,298
Retail REITs — 1.1%
Agree Realty Corp.	140	8,656
Kite Realty Group Trust	348	7,798
		16,454
Semiconductors & Semiconductor Equipment — 4.5%
Allegro MicroSystems, Inc. (Japan) *	358	10,108
Amkor Technology, Inc.	100	3,996
Astera Labs, Inc. * (a)	20	1,215
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
Cohu, Inc. *	197	6,506
Credo Technology Group Holding Ltd. *	210	6,703
Diodes, Inc. *	52	3,780
MACOM Technology Solutions Holdings, Inc. *	37	4,175
MKS Instruments, Inc.	39	5,099
Onto Innovation, Inc. *	40	8,798
Rambus, Inc. *	155	9,093
Synaptics, Inc. *	76	6,707
		66,180
Software — 5.8%
Appfolio, Inc., Class A *	14	3,361
BlackLine, Inc. *	101	4,886
Box, Inc., Class A *	174	4,594
Clear Secure, Inc., Class A (a)	181	3,395
Confluent, Inc., Class A *	262	7,749
CyberArk Software Ltd. *	25	6,812
Elastic NV *	40	4,521
Envestnet, Inc. *	56	3,517
Freshworks, Inc., Class A *	354	4,496
Gitlab, Inc., Class A *	78	3,872
JFrog Ltd. (Israel) *	139	5,215
PowerSchool Holdings, Inc., Class A *	125	2,803
Rubrik, Inc., Class A * (a)	45	1,389
SentinelOne, Inc., Class A *	242	5,084
Smartsheet, Inc., Class A *	133	5,878
Varonis Systems, Inc. *	81	3,872
Vertex, Inc., Class A *	217	7,828
Workiva, Inc. *	68	4,933
		84,205
Specialized REITs — 0.3%
CubeSmart	90	4,053
Specialty Retail — 1.4%
Floor & Decor Holdings, Inc., Class A * (a)	27	2,651
Group 1 Automotive, Inc.	26	7,834
Lithia Motors, Inc., Class A	19	4,687
Urban Outfitters, Inc. *	117	4,810
		19,982
Textiles, Apparel & Luxury Goods — 1.4%
Carter's, Inc.	79	4,893
Kontoor Brands, Inc.	105	6,988
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Small Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — continued
Movado Group, Inc.	95	2,361
Steven Madden Ltd.	160	6,760
		21,002
Trading Companies & Distributors — 4.7%
Air Lease Corp.	114	5,426
Applied Industrial Technologies, Inc.	113	21,899
Beacon Roofing Supply, Inc. *	77	6,977
FTAI Aviation Ltd.	101	10,381
McGrath RentCorp (a)	64	6,845
Rush Enterprises, Inc., Class A	148	6,187
SiteOne Landscape Supply, Inc. *	32	3,884
WESCO International, Inc.	46	7,351
		68,950
Water Utilities — 0.4%
American States Water Co.	80	5,786
Total Common Stocks (Cost $1,155,363)		1,413,705
Short-Term Investments — 5.4%
Investment Companies — 2.0%
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (b) (c) (Cost $28,927)	28,921	28,927
Investment of Cash Collateral from Securities Loaned — 3.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (b) (c)	43,749	43,749
INVESTMENTS	SHARES (000)	VALUE ($000)

Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	5,016	5,016
Total Investment of Cash Collateral from Securities Loaned (Cost $48,766)		48,765
Total Short-Term Investments (Cost $77,693)		77,692
Total Investments — 102.5% (Cost $1,233,056)		1,491,397
Liabilities in Excess of Other Assets — (2.5)%		(35,726)
NET ASSETS — 100.0%		1,455,671

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2024. The total value of securities on loan at June 30, 2024 is $46,409.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Small Cap Funds	5

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.5%
Aerospace & Defense — 1.0%
Loar Holdings, Inc. *	149	7,948
Woodward, Inc.	207	36,164
		44,112
Automobile Components — 0.8%
LCI Industries (a)	343	35,424
Banks — 8.9%
BankUnited, Inc.	1,661	48,617
Commerce Bancshares, Inc.	730	40,716
Cullen/Frost Bankers, Inc.	483	49,094
First Financial Bancorp	2,312	51,371
First Hawaiian, Inc.	2,631	54,614
First Interstate BancSystem, Inc., Class A	1,926	53,480
ServisFirst Bancshares, Inc. (a)	847	53,519
Wintrust Financial Corp.	561	55,327
		406,738
Beverages — 1.0%
Primo Water Corp.	2,062	45,084
Broadline Retail — 0.5%
Savers Value Village, Inc. * (a)	2,038	24,940
Building Products — 4.8%
AAON, Inc.	82	7,125
AZEK Co., Inc. (The) *	1,089	45,886
Hayward Holdings, Inc. *	4,443	54,646
Janus International Group, Inc. *	3,831	48,388
Simpson Manufacturing Co., Inc.	367	61,895
		217,940
Capital Markets — 4.9%
Evercore, Inc., Class A	302	62,989
MarketAxess Holdings, Inc.	180	36,055
Moelis & Co., Class A (a)	562	31,960
Morningstar, Inc.	117	34,705
StepStone Group, Inc., Class A	1,253	57,496
		223,205
Chemicals — 3.9%
Axalta Coating Systems Ltd. *	1,617	55,228
Balchem Corp.	235	36,201
Perimeter Solutions SA *	4,829	37,811
Quaker Chemical Corp. (a)	298	50,582
		179,822
INVESTMENTS	SHARES (000)	VALUE ($000)

Commercial Services & Supplies — 5.4%
Casella Waste Systems, Inc., Class A *	714	70,806
Driven Brands Holdings, Inc. *	2,257	28,738
MSA Safety, Inc.	404	75,755
RB Global, Inc. (Canada)	413	31,581
UniFirst Corp.	233	39,991
		246,871
Construction & Engineering — 1.9%
WillScot Mobile Mini Holdings Corp. *	2,256	84,924
Construction Materials — 1.0%
Eagle Materials, Inc.	207	44,979
Consumer Staples Distribution & Retail — 4.0%
BJ's Wholesale Club Holdings, Inc. * (a)	634	55,675
Casey's General Stores, Inc.	147	56,171
Performance Food Group Co. *	1,055	69,741
		181,587
Containers & Packaging — 1.1%
AptarGroup, Inc.	364	51,199
Diversified Consumer Services — 1.2%
Bright Horizons Family Solutions, Inc. *	499	54,981
Electric Utilities — 1.3%
Portland General Electric Co.	1,384	59,859
Electrical Equipment — 0.5%
Shoals Technologies Group, Inc., Class A *	3,440	21,468
Electronic Equipment, Instruments & Components — 4.7%
Badger Meter, Inc.	261	48,607
Cognex Corp.	698	32,656
Fabrinet (Thailand) *	187	45,713
nLight, Inc. *	2,030	22,185
Novanta, Inc. * (a)	409	66,823
		215,984
Energy Equipment & Services — 0.8%
Cactus, Inc., Class A	679	35,807
Financial Services — 1.3%
WEX, Inc. *	349	61,747
Food Products — 1.8%
Freshpet, Inc. *	355	45,949
Utz Brands, Inc.	2,221	36,957
		82,906
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Small Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ground Transportation — 2.1%
Knight-Swift Transportation Holdings, Inc.	836	41,709
Landstar System, Inc.	290	53,572
		95,281
Health Care Equipment & Supplies — 2.8%
Envista Holdings Corp. *	2,240	37,249
ICU Medical, Inc. *	394	46,835
Neogen Corp. *	1,532	23,945
QuidelOrtho Corp. *	608	20,206
		128,235
Health Care Providers & Services — 4.5%
Chemed Corp.	97	52,470
Encompass Health Corp. (a)	862	73,957
HealthEquity, Inc. *	595	51,327
Progyny, Inc. *	1,042	29,810
		207,564
Health Care Technology — 0.6%
Certara, Inc. *	2,023	28,016
Hotel & Resort REITs — 1.2%
Ryman Hospitality Properties, Inc.	533	53,208
Hotels, Restaurants & Leisure — 3.6%
Monarch Casino & Resort, Inc.	514	34,986
Planet Fitness, Inc., Class A *	670	49,321
Vail Resorts, Inc.	198	35,655
Wendy's Co. (The)	2,502	42,432
		162,394
Industrial REITs — 1.1%
EastGroup Properties, Inc.	296	50,332
Insurance — 1.9%
Kinsale Capital Group, Inc.	102	39,451
RLI Corp.	335	47,075
		86,526
Leisure Products — 1.9%
Acushnet Holdings Corp. (a)	682	43,253
Brunswick Corp.	624	45,433
		88,686
Life Sciences Tools & Services — 0.5%
Azenta, Inc. *	480	25,258
Machinery — 5.1%
Douglas Dynamics, Inc.	1,014	23,724
INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — continued
Hillman Solutions Corp. *	5,555	49,160
Lincoln Electric Holdings, Inc.	241	45,528
RBC Bearings, Inc. * (a)	241	65,053
Toro Co. (The)	521	48,726
		232,191
Multi-Utilities — 0.3%
Northwestern Energy Group, Inc.	308	15,429
Oil, Gas & Consumable Fuels — 2.3%
DT Midstream, Inc.	751	53,362
SM Energy Co.	1,212	52,367
		105,729
Professional Services — 3.1%
First Advantage Corp. (a)	3,400	54,637
Paycor HCM, Inc. * (a)	639	8,116
Paylocity Holding Corp. *	154	20,401
Verra Mobility Corp. *	2,109	57,357
		140,511
Real Estate Management & Development — 1.3%
Cushman & Wakefield plc *	5,786	60,175
Retail REITs — 1.2%
NNN REIT, Inc.	1,277	54,419
Semiconductors & Semiconductor Equipment — 3.9%
Allegro MicroSystems, Inc. (Japan) *	1,572	44,381
MACOM Technology Solutions Holdings, Inc. *	608	67,743
Power Integrations, Inc.	916	64,323
		176,447
Software — 5.1%
Clearwater Analytics Holdings, Inc., Class A *	2,445	45,288
Envestnet, Inc. *	392	24,522
Guidewire Software, Inc. *	325	44,815
nCino, Inc. * (a)	1,072	33,715
Qualys, Inc. *	264	37,692
SPS Commerce, Inc. *	40	7,445
Workiva, Inc. *	543	39,599
		233,076
Specialized REITs — 1.2%
CubeSmart	1,221	55,163
Specialty Retail — 0.5%
Five Below, Inc. *	210	22,876
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Small Cap Funds	7

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Trading Companies & Distributors — 2.5%
Applied Industrial Technologies, Inc.	297	57,654
Core & Main, Inc., Class A *	1,149	56,204
		113,858
Total Common Stocks (Cost $3,127,119)		4,454,951
Short-Term Investments — 4.7%
Investment Companies — 2.3%
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (b) (c) (Cost $105,871)	105,852	105,873
Investment of Cash Collateral from Securities Loaned — 2.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (b) (c)	98,969	98,969
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	12,494	12,494
Total Investment of Cash Collateral from Securities Loaned (Cost $111,479)		111,463
Total Short-Term Investments (Cost $217,350)		217,336
Total Investments — 102.2% (Cost $3,344,469)		4,672,287
Liabilities in Excess of Other Assets — (2.2)%		(101,244)
NET ASSETS — 100.0%		4,571,043

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2024. The total value of securities on loan at June 30, 2024 is $109,787.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Small Cap Funds	June 30, 2024

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.4%
Aerospace & Defense — 0.8%
Hexcel Corp.	493	30,794
Automobile Components — 3.0%
LCI Industries	289	29,845
Modine Manufacturing Co. * (a)	503	50,404
Visteon Corp. *	275	29,347
		109,596
Automobiles — 0.4%
Winnebago Industries, Inc.	242	13,092
Banks — 0.5%
Pinnacle Financial Partners, Inc.	247	19,767
Biotechnology — 14.8%
ACELYRIN, Inc. * (a)	1,073	4,734
Agios Pharmaceuticals, Inc. *	623	26,846
Alector, Inc. *	916	4,159
Allogene Therapeutics, Inc. * (a)	1,539	3,585
Amicus Therapeutics, Inc. *	3,336	33,092
Apellis Pharmaceuticals, Inc. *	577	22,139
Arrowhead Pharmaceuticals, Inc. *	820	21,318
Blueprint Medicines Corp. *	454	48,915
Cytokinetics, Inc. * (a)	434	23,507
Halozyme Therapeutics, Inc. *	1,091	57,111
Insmed, Inc. *	744	49,860
Kyverna Therapeutics, Inc. * (a)	1,048	7,863
Natera, Inc. *	335	36,295
REGENXBIO, Inc. *	1,182	13,824
Relay Therapeutics, Inc. *	1,902	12,401
REVOLUTION Medicines, Inc. *	1,209	46,933
Sage Therapeutics, Inc. * (a)	539	5,853
Twist Bioscience Corp. * (a)	1,046	51,528
Vaxcyte, Inc. *	611	46,112
Verve Therapeutics, Inc. * (a)	664	3,242
Viking Therapeutics, Inc. * (a)	346	18,366
		537,683
Broadline Retail — 0.4%
Global-e Online Ltd. (Israel) *	394	14,298
Building Products — 2.4%
AAON, Inc.	605	52,749
Simpson Manufacturing Co., Inc.	208	35,067
		87,816
Capital Markets — 2.8%
Evercore, Inc., Class A	184	38,412
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — continued
Hamilton Lane, Inc., Class A	240	29,621
Piper Sandler Cos.	146	33,554
		101,587
Commercial Services & Supplies — 3.6%
ACV Auctions, Inc., Class A *	1,535	28,018
Casella Waste Systems, Inc., Class A *	556	55,179
MSA Safety, Inc.	255	47,827
		131,024
Communications Equipment — 0.4%
Ciena Corp. *	279	13,459
Construction & Engineering — 2.2%
Comfort Systems USA, Inc.	79	24,029
MasTec, Inc. *	224	23,945
Valmont Industries, Inc.	109	30,034
		78,008
Construction Materials — 0.6%
Eagle Materials, Inc.	93	20,216
Consumer Staples Distribution & Retail — 2.5%
Chefs' Warehouse, Inc. (The) *	892	34,905
Grocery Outlet Holding Corp. *	678	14,993
Performance Food Group Co. *	120	7,918
Sprouts Farmers Market, Inc. *	379	31,715
		89,531
Diversified Consumer Services — 1.1%
Bright Horizons Family Solutions, Inc. *	362	39,865
Electrical Equipment — 2.8%
Atkore, Inc.	234	31,612
Bloom Energy Corp., Class A * (a)	1,789	21,902
NEXTracker, Inc., Class A *	702	32,884
Shoals Technologies Group, Inc., Class A *	1,274	7,947
Vicor Corp. *	256	8,491
		102,836
Electronic Equipment, Instruments & Components — 1.5%
Fabrinet (Thailand) *	103	25,164
Littelfuse, Inc.	112	28,568
		53,732
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Small Cap Funds	9

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Energy Equipment & Services — 2.3%
Cactus, Inc., Class A	869	45,833
TechnipFMC plc (United Kingdom)	1,385	36,225
		82,058
Financial Services — 2.1%
AvidXchange Holdings, Inc. *	2,494	30,075
PennyMac Financial Services, Inc.	328	31,063
Remitly Global, Inc. *	1,298	15,736
		76,874
Food Products — 1.2%
Freshpet, Inc. *	324	41,890
Health Care Equipment & Supplies — 3.9%
Alphatec Holdings, Inc. *	1,421	14,848
Establishment Labs Holdings, Inc. (Costa Rica) *	508	23,059
Glaukos Corp. *	92	10,925
Inari Medical, Inc. *	537	25,877
iRhythm Technologies, Inc. * (a)	391	42,094
Outset Medical, Inc. * (a)	1,506	5,796
PROCEPT BioRobotics Corp. *	321	19,631
		142,230
Health Care Providers & Services — 1.8%
Acadia Healthcare Co., Inc. *	340	22,973
Accolade, Inc. *	967	3,460
PACS Group, Inc. * (a)	665	19,633
Progyny, Inc. *	635	18,162
		64,228
Health Care Technology — 1.3%
Evolent Health, Inc., Class A *	1,700	32,505
Waystar Holding Corp. * (a)	703	15,114
		47,619
Hotels, Restaurants & Leisure — 5.9%
Boyd Gaming Corp.	599	32,988
Cava Group, Inc. * (a)	120	11,140
First Watch Restaurant Group, Inc. * (a)	897	15,759
Life Time Group Holdings, Inc. * (a)	1,779	33,508
Marriott Vacations Worldwide Corp.	156	13,623
Planet Fitness, Inc., Class A *	411	30,254
Six Flags Entertainment Corp. *	1,106	36,637
Texas Roadhouse, Inc.	234	40,153
		214,062
INVESTMENTS	SHARES (000)	VALUE ($000)

Household Durables — 0.8%
Sonos, Inc. *	2,044	30,170
Industrial REITs — 0.7%
Terreno Realty Corp.	455	26,915
IT Services — 1.1%
DigitalOcean Holdings, Inc. *	617	21,439
Globant SA *	105	18,663
		40,102
Machinery — 3.0%
Chart Industries, Inc. * (a)	248	35,852
Esab Corp.	281	26,570
ITT, Inc.	224	28,900
John Bean Technologies Corp.	200	18,958
		110,280
Oil, Gas & Consumable Fuels — 1.7%
Chord Energy Corp.	87	14,531
Matador Resources Co.	514	30,627
SM Energy Co.	347	15,029
		60,187
Personal Care Products — 0.9%
elf Beauty, Inc. *	148	31,229
Pharmaceuticals — 1.8%
Arvinas, Inc. *	805	21,424
Intra-Cellular Therapies, Inc. *	583	39,949
Revance Therapeutics, Inc. * (a)	1,444	3,710
		65,083
Professional Services — 3.5%
CBIZ, Inc. *	268	19,845
ExlService Holdings, Inc. *	1,222	38,336
UL Solutions, Inc., Class A	711	29,976
Verra Mobility Corp. *	1,424	38,730
		126,887
Semiconductors & Semiconductor Equipment — 6.1%
Allegro MicroSystems, Inc. (Japan) *	1,765	49,836
Astera Labs, Inc. * (a)	99	5,990
Credo Technology Group Holding Ltd. *	1,035	33,048
MACOM Technology Solutions Holdings, Inc. *	185	20,585
MKS Instruments, Inc.	192	25,140
Onto Innovation, Inc. *	197	43,377
Rambus, Inc. *	763	44,834
		222,810
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Small Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — 11.5%
Appfolio, Inc., Class A *	68	16,571
BlackLine, Inc. *	497	24,092
Box, Inc., Class A *	857	22,652
Clear Secure, Inc., Class A (a)	894	16,736
Confluent, Inc., Class A *	1,294	38,206
CyberArk Software Ltd. *	123	33,585
Elastic NV *	196	22,291
Envestnet, Inc. *	277	17,340
Freshworks, Inc., Class A *	1,747	22,169
Gitlab, Inc., Class A *	384	19,088
JFrog Ltd. (Israel) *	685	25,712
PowerSchool Holdings, Inc., Class A *	617	13,821
Rubrik, Inc., Class A * (a)	219	6,718
SentinelOne, Inc., Class A *	1,191	25,066
Smartsheet, Inc., Class A *	657	28,980
Varonis Systems, Inc. *	398	19,093
Vertex, Inc., Class A * (a)	1,071	38,593
Workiva, Inc. *	333	24,321
		415,034
Specialized REITs — 0.6%
CubeSmart	442	19,983
Specialty Retail — 1.0%
Floor & Decor Holdings, Inc., Class A * (a)	131	13,073
Lithia Motors, Inc., Class A	92	23,107
		36,180
Trading Companies & Distributors — 6.4%
Air Lease Corp.	563	26,754
Applied Industrial Technologies, Inc.	359	69,671
FTAI Aviation Ltd.	495	51,146
Rush Enterprises, Inc., Class A	728	30,504
SiteOne Landscape Supply, Inc. *	158	19,149
WESCO International, Inc.	229	36,244
		233,468
Total Common Stocks (Cost $2,811,756)		3,530,593
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 4.3%
Investment Companies — 1.0%
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (b) (c) (Cost $38,016)	38,010	38,017
Investment of Cash Collateral from Securities Loaned — 3.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (b) (c)	106,008	106,008
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	11,985	11,985
Total Investment of Cash Collateral from Securities Loaned (Cost $117,998)		117,993
Total Short-Term Investments (Cost $156,014)		156,010
Total Investments — 101.7% (Cost $2,967,770)		3,686,603
Liabilities in Excess of Other Assets — (1.7)%		(62,407)
NET ASSETS — 100.0%		3,624,196

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2024. The total value of securities on loan at June 30, 2024 is $101,252.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Small Cap Funds	11

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 95.4%
Aerospace & Defense — 0.2%
Archer Aviation, Inc., Class A * (a)	97	342
V2X, Inc. *	53	2,532
		2,874
Air Freight & Logistics — 0.6%
Hub Group, Inc., Class A	136	5,856
Radiant Logistics, Inc. *	204	1,159
		7,015
Automobile Components — 1.7%
Adient plc *	82	2,015
Goodyear Tire & Rubber Co. (The) *	543	6,168
Modine Manufacturing Co. *	78	7,858
Patrick Industries, Inc.	14	1,506
Phinia, Inc.	118	4,637
		22,184
Banks — 16.5%
1st Source Corp.	16	865
Amalgamated Financial Corp.	130	3,551
Ameris Bancorp	147	7,416
Associated Banc-Corp.	53	1,130
Axos Financial, Inc. *	35	1,975
Banc of California, Inc.	516	6,590
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	269	9,450
BankUnited, Inc.	91	2,666
Banner Corp.	101	5,032
Brookline Bancorp, Inc.	83	692
Business First Bancshares, Inc.	114	2,491
Byline Bancorp, Inc.	109	2,581
Capital City Bank Group, Inc.	14	386
Capitol Federal Financial, Inc.	213	1,172
Central Pacific Financial Corp.	66	1,397
CNB Financial Corp.	37	759
Community Trust Bancorp, Inc.	21	903
ConnectOne Bancorp, Inc.	306	5,784
CrossFirst Bankshares, Inc. *	41	568
Customers Bancorp, Inc. *	95	4,567
CVB Financial Corp.	61	1,060
Eastern Bankshares, Inc.	451	6,298
Enterprise Financial Services Corp.	153	6,243
Equity Bancshares, Inc., Class A	113	3,963
First BanCorp (Puerto Rico)	511	9,346
First Bancshares, Inc. (The)	136	3,539
First Commonwealth Financial Corp.	96	1,328
INVESTMENTS	SHARES (000)	VALUE ($000)

Banks — continued
First Financial Corp.	67	2,476
First Interstate BancSystem, Inc., Class A	29	811
First Merchants Corp.	128	4,250
First Mid Bancshares, Inc.	18	599
Glacier Bancorp, Inc.	45	1,674
Hancock Whitney Corp.	69	3,275
Hanmi Financial Corp.	109	1,826
Heartland Financial USA, Inc.	23	1,042
Heritage Commerce Corp.	538	4,685
Hilltop Holdings, Inc.	88	2,765
Home BancShares, Inc.	158	3,792
HomeTrust Bancshares, Inc.	36	1,081
Hope Bancorp, Inc.	161	1,731
Mercantile Bank Corp.	15	591
Mid Penn Bancorp, Inc.	15	318
Midland States Bancorp, Inc.	24	545
MVB Financial Corp.	11	199
National Bank Holdings Corp., Class A	49	1,914
OceanFirst Financial Corp.	298	4,737
OFG Bancorp (Puerto Rico)	214	8,014
Old National Bancorp	596	10,240
Old Second Bancorp, Inc.	307	4,548
Orrstown Financial Services, Inc.	18	492
Pathward Financial, Inc.	107	6,075
Peapack-Gladstone Financial Corp.	43	980
Pinnacle Financial Partners, Inc.	39	3,141
Popular, Inc. (Puerto Rico)	69	6,105
Preferred Bank	39	2,926
Premier Financial Corp.	101	2,070
QCR Holdings, Inc.	92	5,529
Seacoast Banking Corp. of Florida	30	698
Sierra Bancorp	21	480
SmartFinancial, Inc.	14	332
South Plains Financial, Inc.	19	504
Southside Bancshares, Inc.	29	786
SouthState Corp.	51	3,894
Texas Capital Bancshares, Inc. *	16	987
Towne Bank	67	1,825
TriCo Bancshares	66	2,624
UMB Financial Corp.	36	3,025
United Bankshares, Inc.	70	2,271
Unity Bancorp, Inc.	17	515
Veritex Holdings, Inc.	147	3,097
WesBanco, Inc.	36	997
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Small Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
Wintrust Financial Corp.	64	6,269
WSFS Financial Corp.	44	2,085
		210,572
Beverages — 0.2%
Primo Water Corp.	85	1,867
Biotechnology — 3.7%
ACELYRIN, Inc. *	338	1,491
Akero Therapeutics, Inc. *	91	2,133
Aurinia Pharmaceuticals, Inc. (Canada) *	200	1,143
Avidity Biosciences, Inc. *	31	1,264
Beam Therapeutics, Inc. *	151	3,549
Biohaven Ltd. *	5	170
Cabaletta Bio, Inc. *	350	2,617
Cytokinetics, Inc. *	63	3,387
Denali Therapeutics, Inc. *	49	1,144
Enanta Pharmaceuticals, Inc. *	29	378
Erasca, Inc. *	1,016	2,399
Fate Therapeutics, Inc. *	511	1,676
Geron Corp. * (a)	186	790
Intellia Therapeutics, Inc. *	98	2,190
Ironwood Pharmaceuticals, Inc. *	196	1,276
Myriad Genetics, Inc. *	245	5,988
Prothena Corp. plc (Ireland) *	74	1,529
Relay Therapeutics, Inc. *	229	1,490
Syndax Pharmaceuticals, Inc. *	156	3,201
Travere Therapeutics, Inc. *	210	1,723
Veracyte, Inc. *	145	3,143
Verve Therapeutics, Inc. *	71	348
Vir Biotechnology, Inc. *	312	2,776
Zentalis Pharmaceuticals, Inc. *	231	946
		46,751
Broadline Retail — 0.1%
Savers Value Village, Inc. * (a)	108	1,324
Building Products — 2.0%
Gibraltar Industries, Inc. *	19	1,316
Griffon Corp.	131	8,352
Masterbrand, Inc. *	34	493
Quanex Building Products Corp.	48	1,342
Resideo Technologies, Inc. *	239	4,668
UFP Industries, Inc.	77	8,620
		24,791
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — 0.9%
Open Lending Corp. *	334	1,864
Piper Sandler Cos.	3	614
StoneX Group, Inc. *	23	1,713
Victory Capital Holdings, Inc., Class A	53	2,521
Virtus Investment Partners, Inc.	20	4,652
		11,364
Chemicals — 0.8%
Avient Corp.	46	2,038
Ecovyst, Inc. *	49	440
HB Fuller Co.	26	1,985
Innospec, Inc.	24	2,952
Perimeter Solutions SA *	81	633
Tronox Holdings plc	155	2,428
		10,476
Commercial Services & Supplies — 1.1%
ABM Industries, Inc.	178	9,032
ACCO Brands Corp.	97	456
GEO Group, Inc. (The) *	83	1,189
Healthcare Services Group, Inc. *	253	2,676
		13,353
Communications Equipment — 0.5%
Aviat Networks, Inc. *	129	3,695
NETGEAR, Inc. *	197	3,017
		6,712
Construction & Engineering — 2.2%
API Group Corp. *	142	5,356
Arcosa, Inc.	91	7,613
Comfort Systems USA, Inc.	21	6,431
MYR Group, Inc. *	39	5,209
Primoris Services Corp.	74	3,696
		28,305
Construction Materials — 0.3%
Summit Materials, Inc., Class A *	116	4,242
Consumer Finance — 0.7%
Enova International, Inc. *	102	6,316
LendingClub Corp. *	241	2,040
		8,356
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Small Cap Funds	13

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The)	75	3,727
Sprouts Farmers Market, Inc. *	47	3,943
		7,670
Containers & Packaging — 0.2%
Greif, Inc., Class A	33	1,896
O-I Glass, Inc. *	86	955
		2,851
Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc. *	93	6,310
Laureate Education, Inc., Class A	173	2,583
OneSpaWorld Holdings Ltd. (Bahamas) *	82	1,259
Perdoceo Education Corp.	88	1,887
Stride, Inc. * (a)	23	1,642
		13,681
Diversified REITs — 1.4%
Alexander & Baldwin, Inc.	75	1,267
American Assets Trust, Inc.	74	1,668
Armada Hoffler Properties, Inc.	69	763
Broadstone Net Lease, Inc.	376	5,961
Empire State Realty Trust, Inc., Class A	251	2,353
Essential Properties Realty Trust, Inc.	203	5,626
		17,638
Diversified Telecommunication Services — 0.7%
ATN International, Inc.	14	314
Liberty Latin America Ltd., Class A (Puerto Rico) *	82	784
Liberty Latin America Ltd., Class C (Puerto Rico) *	823	7,921
		9,019
Electric Utilities — 1.4%
IDACORP, Inc.	53	4,929
PNM Resources, Inc.	127	4,684
Portland General Electric Co.	197	8,516
		18,129
Electronic Equipment, Instruments & Components — 2.4%
Benchmark Electronics, Inc.	126	4,976
Daktronics, Inc. *	310	4,323
Knowles Corp. *	599	10,338
OSI Systems, Inc. *	11	1,521
ScanSource, Inc. *	83	3,671
TTM Technologies, Inc. *	294	5,707
		30,536
INVESTMENTS	SHARES (000)	VALUE ($000)

Energy Equipment & Services — 2.3%
Helix Energy Solutions Group, Inc. *	67	804
Helmerich & Payne, Inc.	74	2,672
Liberty Energy, Inc.	368	7,677
Noble Corp. plc (a)	73	3,279
Oil States International, Inc. *	223	989
Patterson-UTI Energy, Inc.	567	5,878
Select Water Solutions, Inc.	295	3,151
Valaris Ltd. *	60	4,477
		28,927
Entertainment — 0.1%
Vivid Seats, Inc., Class A * (a)	307	1,767
Financial Services — 5.0%
Cannae Holdings, Inc.	93	1,683
Enact Holdings, Inc.	154	4,722
Essent Group Ltd.	178	10,013
Federal Agricultural Mortgage Corp., Class C	7	1,349
Jackson Financial, Inc., Class A	75	5,580
Merchants Bancorp	151	6,107
Mr. Cooper Group, Inc. *	112	9,096
NMI Holdings, Inc., Class A *	150	5,102
Pagseguro Digital Ltd., Class A (Brazil) *	468	5,473
PennyMac Financial Services, Inc.	58	5,471
Radian Group, Inc.	210	6,522
Repay Holdings Corp. * (a)	90	948
StoneCo Ltd., Class A (Brazil) *	105	1,265
		63,331
Food Products — 0.7%
Cal-Maine Foods, Inc.	11	677
Dole plc	354	4,336
Fresh Del Monte Produce, Inc.	63	1,364
John B Sanfilippo & Son, Inc.	16	1,588
Simply Good Foods Co. (The) *	16	584
		8,549
Gas Utilities — 1.5%
Chesapeake Utilities Corp.	24	2,550
New Jersey Resources Corp.	88	3,770
Northwest Natural Holding Co.	70	2,537
ONE Gas, Inc. (a)	88	5,616
Southwest Gas Holdings, Inc.	32	2,247
Spire, Inc.	38	2,319
		19,039
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Small Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ground Transportation — 0.3%
ArcBest Corp.	36	3,859
Health Care Equipment & Supplies — 1.6%
Alphatec Holdings, Inc. *	325	3,391
Embecta Corp.	58	731
Inari Medical, Inc. *	39	1,861
Inmode Ltd. *	375	6,837
Omnicell, Inc. *	112	3,023
OraSure Technologies, Inc. *	294	1,253
Varex Imaging Corp. *	199	2,937
		20,033
Health Care Providers & Services — 1.3%
Addus HomeCare Corp. *	61	7,113
NeoGenomics, Inc. * (a)	228	3,162
Option Care Health, Inc. *	118	3,273
Pediatrix Medical Group, Inc. *	463	3,496
		17,044
Health Care REITs — 0.8%
CareTrust REIT, Inc.	89	2,230
Community Healthcare Trust, Inc.	72	1,700
Sabra Health Care REIT, Inc.	425	6,543
		10,473
Health Care Technology — 0.3%
Evolent Health, Inc., Class A *	158	3,025
Health Catalyst, Inc. *	153	974
		3,999
Hotel & Resort REITs — 1.4%
Apple Hospitality REIT, Inc.	231	3,353
Chatham Lodging Trust	42	362
DiamondRock Hospitality Co.	281	2,371
Pebblebrook Hotel Trust	74	1,012
RLJ Lodging Trust	311	3,000
Ryman Hospitality Properties, Inc.	47	4,692
Xenia Hotels & Resorts, Inc.	223	3,197
		17,987
Hotels, Restaurants & Leisure — 1.3%
El Pollo Loco Holdings, Inc. *	110	1,241
Everi Holdings, Inc. *	296	2,487
Light & Wonder, Inc. *	50	5,289
Lindblad Expeditions Holdings, Inc. *	80	774
INVESTMENTS	SHARES (000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued
Sweetgreen, Inc., Class A *	102	3,073
United Parks & Resorts, Inc. *	58	3,124
		15,988
Household Durables — 2.8%
Century Communities, Inc.	36	2,924
Green Brick Partners, Inc. *	29	1,677
Helen of Troy Ltd. *	10	912
KB Home	79	5,538
Landsea Homes Corp. *	28	255
M/I Homes, Inc. *	41	5,073
Meritage Homes Corp.	45	7,324
Taylor Morrison Home Corp. *	133	7,357
Tri Pointe Homes, Inc. *	122	4,541
		35,601
Household Products — 0.1%
Central Garden & Pet Co., Class A *	29	971
Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc.	87	1,961
Clearway Energy, Inc., Class C	70	1,731
		3,692
Industrial REITs — 1.3%
First Industrial Realty Trust, Inc.	26	1,204
Innovative Industrial Properties, Inc. (a)	33	3,615
LXP Industrial Trust	790	7,206
Plymouth Industrial REIT, Inc.	157	3,359
Terreno Realty Corp.	22	1,316
		16,700
Insurance — 1.2%
CNO Financial Group, Inc.	207	5,744
Enstar Group Ltd. *	1	242
Genworth Financial, Inc., Class A *	229	1,386
Hamilton Insurance Group Ltd., Class B (Bermuda) *	39	651
Oscar Health, Inc., Class A *	209	3,303
RLI Corp.	13	1,826
Selective Insurance Group, Inc.	16	1,510
		14,662
Interactive Media & Services — 0.1%
Cars.com, Inc. *	28	557
QuinStreet, Inc. *	38	630
		1,187
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Small Cap Funds	15

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
IT Services — 0.6%
ASGN, Inc. *	48	4,205
Information Services Group, Inc.	280	822
Unisys Corp. *	611	2,525
		7,552
Leisure Products — 0.2%
JAKKS Pacific, Inc. *	43	774
Peloton Interactive, Inc., Class A *	169	569
Solo Brands, Inc., Class A * (a)	457	1,043
		2,386
Life Sciences Tools & Services — 0.2%
Adaptive Biotechnologies Corp. * (a)	417	1,511
Cytek Biosciences, Inc. *	267	1,491
		3,002
Machinery — 2.0%
AGCO Corp.	40	3,952
Blue Bird Corp. *	53	2,839
Enpro, Inc.	10	1,489
Hillman Solutions Corp. *	338	2,993
Mueller Industries, Inc.	169	9,619
Terex Corp.	65	3,572
Titan International, Inc. *	173	1,281
		25,745
Marine Transportation — 0.8%
Costamare, Inc. (Monaco)	100	1,634
Matson, Inc.	61	8,014
Safe Bulkers, Inc. (Monaco) (a)	174	1,014
		10,662
Media — 0.8%
AMC Networks, Inc., Class A * (a)	105	1,019
Gray Television, Inc.	363	1,886
Integral Ad Science Holding Corp. *	91	883
John Wiley & Sons, Inc., Class A	53	2,148
Magnite, Inc. *	361	4,803
		10,739
Metals & Mining — 2.4%
Alpha Metallurgical Resources, Inc. (a)	4	1,162
Arch Resources, Inc.	21	3,207
Carpenter Technology Corp.	12	1,277
Coeur Mining, Inc. *	154	867
Commercial Metals Co.	204	11,220
Constellium SE *	128	2,410
INVESTMENTS	SHARES (000)	VALUE ($000)

Metals & Mining — continued
Hecla Mining Co.	614	2,979
Olympic Steel, Inc.	22	985
Ryerson Holding Corp.	65	1,278
SunCoke Energy, Inc.	106	1,038
Warrior Met Coal, Inc.	63	3,937
		30,360
Mortgage Real Estate Investment Trusts (REITs) — 1.4%
Brightspire Capital, Inc.	587	3,348
Dynex Capital, Inc.	58	699
KKR Real Estate Finance Trust, Inc.	100	905
Ladder Capital Corp.	657	7,414
MFA Financial, Inc.	261	2,775
Redwood Trust, Inc.	118	764
TPG RE Finance Trust, Inc.	227	1,963
		17,868
Multi-Utilities — 0.9%
Black Hills Corp.	42	2,293
Northwestern Energy Group, Inc.	59	2,949
Unitil Corp.	126	6,546
		11,788
Office REITs — 1.4%
Brandywine Realty Trust	321	1,439
City Office REIT, Inc.	78	386
COPT Defense Properties	282	7,061
Easterly Government Properties, Inc.	44	545
Equity Commonwealth *	98	1,909
Hudson Pacific Properties, Inc.	123	593
Piedmont Office Realty Trust, Inc., Class A	211	1,529
SL Green Realty Corp. (a)	87	4,895
		18,357
Oil, Gas & Consumable Fuels — 5.5%
California Resources Corp.	26	1,375
Chord Energy Corp.	12	2,064
Civitas Resources, Inc.	52	3,569
CNX Resources Corp. * (a)	60	1,463
CONSOL Energy, Inc. *	17	1,746
CVR Energy, Inc. (a)	95	2,537
Delek US Holdings, Inc.	14	344
Equitrans Midstream Corp.	112	1,461
Gulfport Energy Corp. *	31	4,627
International Seaways, Inc.	86	5,104
Magnolia Oil & Gas Corp., Class A (a)	25	640
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Small Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Matador Resources Co.	107	6,394
Murphy Oil Corp.	173	7,141
Ovintiv, Inc.	71	3,330
Par Pacific Holdings, Inc. *	29	730
PBF Energy, Inc., Class A	74	3,385
Peabody Energy Corp.	117	2,589
Permian Resources Corp.	230	3,713
REX American Resources Corp. *	11	509
Scorpio Tankers, Inc. (Monaco)	21	1,729
SM Energy Co.	229	9,884
Teekay Tankers Ltd., Class A (Canada)	55	3,781
Uranium Energy Corp. * (a)	233	1,398
		69,513
Passenger Airlines — 0.6%
Blade Air Mobility, Inc. * (a)	111	387
JetBlue Airways Corp. * (a)	201	1,223
Joby Aviation, Inc. * (a)	160	817
SkyWest, Inc. *	66	5,370
		7,797
Personal Care Products — 0.8%
BellRing Brands, Inc. *	65	3,717
Edgewell Personal Care Co.	148	5,946
		9,663
Pharmaceuticals — 1.0%
ANI Pharmaceuticals, Inc. *	63	4,034
Pacira BioSciences, Inc. *	243	6,945
Prestige Consumer Healthcare, Inc. *	34	2,316
		13,295
Professional Services — 0.6%
Barrett Business Services, Inc.	140	4,594
NV5 Global, Inc. *	12	1,117
TrueBlue, Inc. *	154	1,583
		7,294
Real Estate Management & Development — 1.0%
Anywhere Real Estate, Inc. *	318	1,053
Cushman & Wakefield plc *	348	3,615
DigitalBridge Group, Inc.	109	1,486
Forestar Group, Inc. *	117	3,742
Newmark Group, Inc., Class A	130	1,329
Opendoor Technologies, Inc. *	1,121	2,064
		13,289
INVESTMENTS	SHARES (000)	VALUE ($000)

Residential REITs — 0.5%
Independence Realty Trust, Inc.	259	4,861
UMH Properties, Inc.	47	747
Veris Residential, Inc.	79	1,186
		6,794
Retail REITs — 2.7%
Agree Realty Corp.	54	3,347
InvenTrust Properties Corp.	109	2,691
Kimco Realty Corp.	51	994
Kite Realty Group Trust	302	6,770
Macerich Co. (The)	283	4,372
Phillips Edison & Co., Inc.	206	6,738
Regency Centers Corp.	9	555
Retail Opportunity Investments Corp.	588	7,307
SITE Centers Corp.	137	1,980
		34,754
Semiconductors & Semiconductor Equipment — 1.4%
ACM Research, Inc., Class A *	178	4,104
Synaptics, Inc. *	60	5,278
Ultra Clean Holdings, Inc. *	75	3,687
Veeco Instruments, Inc. *	92	4,294
		17,363
Software — 2.1%
Adeia, Inc.	253	2,825
Consensus Cloud Solutions, Inc. *	11	183
Hut 8 Corp. (Canada) * (a)	371	5,561
LiveRamp Holdings, Inc. *	178	5,524
ON24, Inc. *	282	1,696
Ooma, Inc. *	99	987
Riot Platforms, Inc. * (a)	572	5,228
Verint Systems, Inc. *	100	3,237
Xperi, Inc. *	200	1,639
		26,880
Specialized REITs — 0.6%
Outfront Media, Inc.	109	1,554
PotlatchDeltic Corp.	131	5,161
Uniti Group, Inc. (a)	244	713
		7,428
Specialty Retail — 3.2%
Abercrombie & Fitch Co., Class A *	22	3,939
Academy Sports & Outdoors, Inc.	39	2,080
Asbury Automotive Group, Inc. *	30	6,860
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Small Cap Funds	17

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
Beyond, Inc. *	77	1,011
Caleres, Inc.	93	3,133
EVgo, Inc. * (a)	177	433
Genesco, Inc. *	25	644
Group 1 Automotive, Inc.	21	6,391
Haverty Furniture Cos., Inc.	43	1,078
Lands' End, Inc. *	42	574
National Vision Holdings, Inc. *	172	2,249
ODP Corp. (The) *	31	1,225
Petco Health & Wellness Co., Inc. *	118	444
Signet Jewelers Ltd.	59	5,260
Urban Outfitters, Inc. *	83	3,401
Valvoline, Inc. *	33	1,425
		40,147
Technology Hardware, Storage & Peripherals — 0.0% ^
Turtle Beach Corp. *	39	556
Textiles, Apparel & Luxury Goods — 0.0% ^
G-III Apparel Group Ltd. *	21	558
Trading Companies & Distributors — 2.4%
Beacon Roofing Supply, Inc. *	27	2,445
BlueLinx Holdings, Inc. *	21	1,914
Boise Cascade Co.	43	5,166
DNOW, Inc. *	418	5,743
GMS, Inc. *	22	1,735
Hudson Technologies, Inc. *	78	688
Rush Enterprises, Inc., Class A	175	7,337
Titan Machinery, Inc. *	45	714
WESCO International, Inc.	29	4,610
		30,352
Water Utilities — 0.3%
American States Water Co.	26	1,865
Consolidated Water Co. Ltd., Class D	69	1,830
		3,695
Wireless Telecommunication Services — 0.3%
Gogo, Inc. *	341	3,282
Telephone and Data Systems, Inc.	47	964
		4,246
Total Common Stocks (Cost $1,030,484)		1,215,602
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 4.3%
Investment Companies — 1.9%
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (b) (c) (Cost $24,342)	24,339	24,344
Investment of Cash Collateral from Securities Loaned — 2.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (b) (c)	26,589	26,589
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	3,925	3,925
Total Investment of Cash Collateral from Securities Loaned (Cost $30,516)		30,514
Total Short-Term Investments (Cost $54,858)		54,858
Total Investments — 99.7% (Cost $1,085,342)		1,270,460
Other Assets Less Liabilities — 0.3%		3,351
NET ASSETS — 100.0%		1,273,811

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2024. The total value of securities on loan at June 30, 2024 is $28,735.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Small Cap Funds	June 30, 2024

Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	539	09/20/2024	USD	55,703	410

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Small Cap Funds	19

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.3%
Aerospace & Defense — 1.1%
Howmet Aerospace, Inc.	39	3,053
Loar Holdings, Inc. *	25	1,339
		4,392
Automobile Components — 0.4%
LCI Industries	17	1,768
Banks — 5.9%
Commerce Bancshares, Inc.	53	2,949
Cullen/Frost Bankers, Inc.	37	3,717
First Horizon Corp.	288	4,539
First Interstate BancSystem, Inc., Class A	140	3,902
ServisFirst Bancshares, Inc.	53	3,351
Wintrust Financial Corp.	48	4,727
		23,185
Building Products — 4.7%
AAON, Inc.	7	638
Fortune Brands Innovations, Inc.	75	4,851
Hayward Holdings, Inc. *	343	4,223
Lennox International, Inc.	7	3,711
Simpson Manufacturing Co., Inc.	31	5,195
		18,618
Capital Markets — 7.5%
Cboe Global Markets, Inc.	24	4,123
Evercore, Inc., Class A	22	4,678
FactSet Research Systems, Inc.	8	3,463
LPL Financial Holdings, Inc.	14	3,800
MarketAxess Holdings, Inc.	21	4,184
Moelis & Co., Class A	39	2,218
Morningstar, Inc.	10	2,864
StepStone Group, Inc., Class A	88	4,031
		29,361
Chemicals — 1.8%
Axalta Coating Systems Ltd. *	140	4,787
Perimeter Solutions SA *	293	2,290
		7,077
Commercial Services & Supplies — 4.8%
Driven Brands Holdings, Inc. *	255	3,244
MSA Safety, Inc.	30	5,716
RB Global, Inc. (Canada)	45	3,398
Waste Connections, Inc.	36	6,393
		18,751
INVESTMENTS	SHARES (000)	VALUE ($000)

Construction & Engineering — 1.9%
WillScot Mobile Mini Holdings Corp. *	198	7,451
Construction Materials — 1.3%
Eagle Materials, Inc.	23	4,947
Consumer Staples Distribution & Retail — 3.8%
BJ's Wholesale Club Holdings, Inc. *	50	4,378
Casey's General Stores, Inc.	12	4,549
Performance Food Group Co. *	90	5,950
		14,877
Containers & Packaging — 1.4%
AptarGroup, Inc.	26	3,714
Crown Holdings, Inc.	23	1,687
		5,401
Distributors — 2.5%
LKQ Corp.	97	4,027
Pool Corp.	19	5,864
		9,891
Diversified Consumer Services — 1.1%
Bright Horizons Family Solutions, Inc. *	40	4,374
Electrical Equipment — 0.5%
Shoals Technologies Group, Inc., Class A *	297	1,856
Electronic Equipment, Instruments & Components — 1.1%
Cognex Corp.	95	4,464
Energy Equipment & Services — 0.8%
Cactus, Inc., Class A	62	3,291
Financial Services — 2.5%
Jack Henry & Associates, Inc.	29	4,833
WEX, Inc. *	29	5,180
		10,013
Food Products — 1.2%
Lamb Weston Holdings, Inc.	57	4,777
Gas Utilities — 1.1%
Atmos Energy Corp.	39	4,498
Ground Transportation — 2.4%
Knight-Swift Transportation Holdings, Inc.	67	3,378
Landstar System, Inc.	21	3,831
Saia, Inc. *	5	2,214
		9,423
Health Care Equipment & Supplies — 3.4%
Envista Holdings Corp. *	213	3,549
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Small Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — continued
ICU Medical, Inc. *	30	3,509
QuidelOrtho Corp. *	49	1,628
STERIS plc	22	4,754
		13,440
Health Care Providers & Services — 4.2%
Chemed Corp.	7	3,780
Encompass Health Corp.	62	5,315
HealthEquity, Inc. *	40	3,437
Molina Healthcare, Inc. *	14	4,180
		16,712
Health Care Technology — 0.6%
Certara, Inc. *	166	2,305
Hotel & Resort REITs — 1.1%
Ryman Hospitality Properties, Inc.	43	4,289
Hotels, Restaurants & Leisure — 3.2%
Planet Fitness, Inc., Class A *	60	4,403
Vail Resorts, Inc.	24	4,381
Wendy's Co. (The)	218	3,695
		12,479
Household Products — 0.6%
Reynolds Consumer Products, Inc.	81	2,263
Industrial REITs — 0.9%
EastGroup Properties, Inc.	22	3,665
Insurance — 2.6%
Brown & Brown, Inc.	44	3,912
Kinsale Capital Group, Inc.	8	3,132
RLI Corp.	23	3,264
		10,308
Leisure Products — 0.9%
Brunswick Corp.	51	3,724
Life Sciences Tools & Services — 0.9%
West Pharmaceutical Services, Inc.	11	3,451
Machinery — 6.1%
Hillman Solutions Corp. *	397	3,514
IDEX Corp.	16	3,241
Lincoln Electric Holdings, Inc.	22	4,170
Nordson Corp.	17	3,825
RBC Bearings, Inc. *	18	4,823
Toro Co. (The)	46	4,322
		23,895
INVESTMENTS	SHARES (000)	VALUE ($000)

Oil, Gas & Consumable Fuels — 2.1%
DT Midstream, Inc.	52	3,709
SM Energy Co.	101	4,374
		8,083
Professional Services — 5.9%
Broadridge Financial Solutions, Inc.	15	2,926
First Advantage Corp.	283	4,552
Paylocity Holding Corp. *	30	3,978
SS&C Technologies Holdings, Inc.	65	4,086
TransUnion	74	5,472
UL Solutions, Inc., Class A	49	2,047
		23,061
Real Estate Management & Development — 1.3%
Cushman & Wakefield plc *	487	5,061
Residential REITs — 1.2%
Mid-America Apartment Communities, Inc.	32	4,566
Retail REITs — 1.0%
NNN REIT, Inc.	89	3,791
Semiconductors & Semiconductor Equipment — 4.1%
Allegro MicroSystems, Inc. (Japan) *	136	3,843
Entegris, Inc.	34	4,576
Power Integrations, Inc.	65	4,588
Teradyne, Inc.	22	3,193
		16,200
Software — 5.4%
Clearwater Analytics Holdings, Inc., Class A *	179	3,307
Guidewire Software, Inc. *	28	3,864
Manhattan Associates, Inc. *	15	3,832
nCino, Inc. *	90	2,834
Qualys, Inc. *	25	3,568
Tyler Technologies, Inc. *	8	3,949
		21,354
Specialized REITs — 1.1%
CubeSmart	94	4,232
Specialty Retail — 1.5%
Burlington Stores, Inc. *	16	3,947
Five Below, Inc. *	18	1,963
		5,910
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Small Cap Funds	21

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Trading Companies & Distributors — 1.4%
Core & Main, Inc., Class A *	110	5,381
Total Common Stocks (Cost $325,654)		382,585
Short-Term Investments — 3.2%
Investment Companies — 3.2%
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b) (Cost $12,500)	12,498	12,501
Total Investments — 100.5% (Cost $338,154)		395,086
Liabilities in Excess of Other Assets — (0.5)%		(1,885)
NET ASSETS — 100.0%		393,201

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Small Cap Funds	June 30, 2024

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.7%
Aerospace & Defense — 0.6%
Moog, Inc., Class A	11	1,825
V2X, Inc. *	77	3,711
		5,536
Air Freight & Logistics — 0.5%
Hub Group, Inc., Class A	93	4,006
Radiant Logistics, Inc. *	115	651
		4,657
Automobile Components — 1.4%
Goodyear Tire & Rubber Co. (The) *	231	2,617
Modine Manufacturing Co. *	61	6,120
Patrick Industries, Inc.	13	1,461
Phinia, Inc.	86	3,386
		13,584
Banks — 8.7%
Amalgamated Financial Corp.	68	1,875
Ameris Bancorp	73	3,651
Associated Banc-Corp.	28	602
Axos Financial, Inc. *	19	1,108
Banc of California, Inc.	205	2,623
Bancorp, Inc. (The) *	32	1,190
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	159	5,588
BankUnited, Inc.	25	732
Banner Corp.	33	1,656
Business First Bancshares, Inc.	54	1,180
Byline Bancorp, Inc.	12	291
Capitol Federal Financial, Inc.	40	221
Central Pacific Financial Corp.	17	369
CNB Financial Corp.	21	437
Coastal Financial Corp. *	30	1,374
ConnectOne Bancorp, Inc.	138	2,614
Customers Bancorp, Inc. *	41	1,980
Eastern Bankshares, Inc.	201	2,810
Enterprise Financial Services Corp.	63	2,577
Equity Bancshares, Inc., Class A	45	1,568
First BanCorp (Puerto Rico)	195	3,565
First Bancshares, Inc. (The)	49	1,260
First Financial Corp.	21	790
First Interstate BancSystem, Inc., Class A	11	297
First Merchants Corp.	59	1,969
First Mid Bancshares, Inc.	20	645
Glacier Bancorp, Inc.	28	1,030
Hancock Whitney Corp.	11	528
INVESTMENTS	SHARES (000)	VALUE ($000)

Banks — continued
Hanmi Financial Corp.	28	461
Heartland Financial USA, Inc.	14	613
Heritage Commerce Corp.	190	1,650
Hilltop Holdings, Inc.	49	1,536
Home BancShares, Inc.	48	1,151
Hope Bancorp, Inc.	74	791
Mercantile Bank Corp.	4	174
Mid Penn Bancorp, Inc.	4	96
MidWestOne Financial Group, Inc.	7	154
MVB Financial Corp.	2	37
National Bank Holdings Corp., Class A	11	429
OceanFirst Financial Corp.	168	2,663
OFG Bancorp (Puerto Rico)	81	3,023
Old National Bancorp	192	3,293
Old Second Bancorp, Inc.	119	1,766
Pathward Financial, Inc.	36	2,014
Peapack-Gladstone Financial Corp.	8	183
Pinnacle Financial Partners, Inc.	15	1,203
Popular, Inc. (Puerto Rico)	51	4,475
Preferred Bank	11	809
Premier Financial Corp.	15	298
QCR Holdings, Inc.	36	2,156
Seacoast Banking Corp. of Florida	11	257
South Plains Financial, Inc.	2	65
Southside Bancshares, Inc.	10	288
SouthState Corp.	11	825
Texas Capital Bancshares, Inc. *	9	545
Towne Bank	23	634
TriCo Bancshares	31	1,241
UMB Financial Corp.	10	821
United Bankshares, Inc.	19	622
Unity Bancorp, Inc.	3	84
Veritex Holdings, Inc.	42	890
WesBanco, Inc.	19	531
Wintrust Financial Corp.	32	3,175
WSFS Financial Corp.	11	537
		84,020
Beverages — 0.4%
Vita Coco Co., Inc. (The) *	124	3,444
Biotechnology — 8.6%
ACADIA Pharmaceuticals, Inc. *	101	1,638
Akero Therapeutics, Inc. *	98	2,290
Alkermes plc *	42	1,004
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Small Cap Funds	23

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Biotechnology — continued
Allogene Therapeutics, Inc. * (a)	170	397
Amicus Therapeutics, Inc. *	309	3,064
Annexon, Inc. * (a)	644	3,157
Arcutis Biotherapeutics, Inc. * (a)	479	4,454
Arrowhead Pharmaceuticals, Inc. *	33	844
Biohaven Ltd. *	5	160
Blueprint Medicines Corp. *	17	1,864
Bridgebio Pharma, Inc. *	18	460
Cartesian Therapeutics, Inc. * (a)	118	3,199
Catalyst Pharmaceuticals, Inc. *	78	1,207
Crinetics Pharmaceuticals, Inc. *	84	3,765
Enanta Pharmaceuticals, Inc. *	36	471
Immunovant, Inc. *	59	1,560
Insmed, Inc. *	56	3,764
Intellia Therapeutics, Inc. *	33	737
iTeos Therapeutics, Inc. *	174	2,587
Kura Oncology, Inc. *	135	2,778
Kyverna Therapeutics, Inc. * (a)	77	579
Madrigal Pharmaceuticals, Inc. *	12	3,454
MeiraGTx Holdings plc *	123	516
Mersana Therapeutics, Inc. *	453	911
OmniAb Operations, Inc. ‡ *	7	—
Ovid therapeutics, Inc. *	560	430
Protagonist Therapeutics, Inc. *	126	4,377
PTC Therapeutics, Inc. *	32	967
Recursion Pharmaceuticals, Inc., Class A * (a)	303	2,273
Replimune Group, Inc. *	83	747
REVOLUTION Medicines, Inc. *	113	4,391
Sage Therapeutics, Inc. *	40	435
Sana Biotechnology, Inc. *	1	5
SpringWorks Therapeutics, Inc. * (a)	75	2,843
Sutro Biopharma, Inc. *	9	26
Syndax Pharmaceuticals, Inc. *	97	1,998
Taysha Gene Therapies, Inc. *	1,126	2,522
Travere Therapeutics, Inc. *	118	966
Twist Bioscience Corp. *	102	5,039
Tyra Biosciences, Inc. * (a)	139	2,220
Viking Therapeutics, Inc. * (a)	150	7,954
Xencor, Inc. *	27	504
Y-mAbs Therapeutics, Inc. * (a)	3	30
		82,587
Broadline Retail — 0.1%
Savers Value Village, Inc. * (a)	69	843
INVESTMENTS	SHARES (000)	VALUE ($000)

Building Products — 1.7%
Apogee Enterprises, Inc.	16	965
Gibraltar Industries, Inc. *	13	885
Griffon Corp.	97	6,210
Quanex Building Products Corp.	38	1,051
Resideo Technologies, Inc. *	58	1,134
Simpson Manufacturing Co., Inc.	4	722
UFP Industries, Inc.	50	5,635
		16,602
Capital Markets — 2.1%
AssetMark Financial Holdings, Inc. *	9	294
Brightsphere Investment Group, Inc.	34	750
Donnelley Financial Solutions, Inc. *	82	4,860
Open Lending Corp. *	269	1,501
Perella Weinberg Partners	80	1,298
Piper Sandler Cos.	11	2,497
StoneX Group, Inc. *	15	1,136
Victory Capital Holdings, Inc., Class A	79	3,787
Virtus Investment Partners, Inc.	17	3,947
		20,070
Chemicals — 1.4%
Arcadium Lithium plc (Jersey) * (a)	57	191
Avient Corp.	37	1,627
Cabot Corp.	35	3,266
Ecovyst, Inc. *	21	192
HB Fuller Co.	25	1,900
Ingevity Corp. *	13	559
Innospec, Inc.	10	1,186
Orion SA (Germany)	147	3,219
Tronox Holdings plc	77	1,211
		13,351
Commercial Services & Supplies — 1.9%
ABM Industries, Inc.	137	6,908
Brink's Co. (The)	25	2,527
MillerKnoll, Inc.	138	3,664
Tetra Tech, Inc.	25	5,044
Viad Corp. *	12	427
		18,570
Communications Equipment — 0.1%
Aviat Networks, Inc. *	32	925
Extreme Networks, Inc. *	37	491
		1,416
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Small Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Construction & Engineering — 3.4%
API Group Corp. *	156	5,888
Arcosa, Inc.	47	3,945
Comfort Systems USA, Inc.	23	6,854
Construction Partners, Inc., Class A *	31	1,704
IES Holdings, Inc. *	13	1,817
MYR Group, Inc. *	41	5,620
Northwest Pipe Co. *	11	374
Primoris Services Corp.	54	2,691
Sterling Infrastructure, Inc. *	29	3,411
		32,304
Construction Materials — 0.3%
Knife River Corp. *	20	1,394
Summit Materials, Inc., Class A *	52	1,921
		3,315
Consumer Finance — 0.5%
Enova International, Inc. *	49	3,071
FirstCash Holdings, Inc.	10	1,006
LendingClub Corp. *	96	810
		4,887
Consumer Staples Distribution & Retail — 0.9%
Andersons, Inc. (The)	32	1,564
Chefs' Warehouse, Inc. (The) *	73	2,868
Sprouts Farmers Market, Inc. *	48	4,006
		8,438
Containers & Packaging — 0.1%
Greif, Inc., Class A	10	555
O-I Glass, Inc. *	71	796
		1,351
Diversified Consumer Services — 1.3%
Adtalem Global Education, Inc. *	39	2,645
Duolingo, Inc. * (a)	12	2,462
Laureate Education, Inc., Class A	98	1,462
OneSpaWorld Holdings Ltd. (Bahamas) *	153	2,350
Perdoceo Education Corp.	68	1,463
Stride, Inc. * (a)	31	2,235
		12,617
Diversified REITs — 0.6%
American Assets Trust, Inc.	33	737
Armada Hoffler Properties, Inc.	17	193
Broadstone Net Lease, Inc.	68	1,084
INVESTMENTS	SHARES (000)	VALUE ($000)

Diversified REITs — continued
Empire State Realty Trust, Inc., Class A	87	817
Essential Properties Realty Trust, Inc.	103	2,840
		5,671
Diversified Telecommunication Services — 0.4%
Iridium Communications, Inc.	15	418
Liberty Latin America Ltd., Class C (Puerto Rico) *	345	3,316
		3,734
Electric Utilities — 0.7%
IDACORP, Inc.	25	2,324
Portland General Electric Co.	95	4,124
		6,448
Electrical Equipment — 1.1%
Atkore, Inc.	41	5,567
Bloom Energy Corp., Class A * (a)	34	420
Enovix Corp. * (a)	165	2,545
Thermon Group Holdings, Inc. *	57	1,743
		10,275
Electronic Equipment, Instruments & Components — 1.8%
Benchmark Electronics, Inc.	85	3,370
Fabrinet (Thailand) *	27	6,577
Insight Enterprises, Inc. *	27	5,279
OSI Systems, Inc. *	9	1,242
ScanSource, Inc. *	25	1,116
		17,584
Energy Equipment & Services — 2.3%
ChampionX Corp.	32	1,072
Helmerich & Payne, Inc.	9	307
Liberty Energy, Inc.	231	4,827
Noble Corp. plc (a)	65	2,902
Oceaneering International, Inc. *	94	2,219
Oil States International, Inc. *	98	433
Patterson-UTI Energy, Inc.	306	3,173
Select Water Solutions, Inc.	125	1,339
Valaris Ltd. *	44	3,281
Weatherford International plc *	20	2,466
		22,019
Entertainment — 0.2%
Lions Gate Entertainment Corp., Class A * (a)	106	998
Vivid Seats, Inc., Class A * (a)	120	693
		1,691
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Small Cap Funds	25

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — 3.4%
Cannae Holdings, Inc.	46	840
Enact Holdings, Inc.	105	3,216
Essent Group Ltd.	58	3,246
EVERTEC, Inc. (Puerto Rico)	67	2,229
Federal Agricultural Mortgage Corp., Class C	3	567
Flywire Corp. *	118	1,939
International Money Express, Inc. *	55	1,150
Jackson Financial, Inc., Class A	42	3,133
Merchants Bancorp	52	2,102
Mr. Cooper Group, Inc. *	51	4,131
NMI Holdings, Inc., Class A *	87	2,954
PennyMac Financial Services, Inc.	33	3,074
Radian Group, Inc.	97	3,029
Remitly Global, Inc. *	64	779
Repay Holdings Corp. *	33	347
		32,736
Food Products — 1.2%
Cal-Maine Foods, Inc.	23	1,401
Dole plc	138	1,687
Fresh Del Monte Produce, Inc.	15	330
Freshpet, Inc. *	20	2,578
John B Sanfilippo & Son, Inc.	13	1,257
Simply Good Foods Co. (The) *	49	1,783
SunOpta, Inc. (Canada) * (a)	159	861
Vital Farms, Inc. *	39	1,813
		11,710
Gas Utilities — 0.9%
Chesapeake Utilities Corp.	22	2,348
New Jersey Resources Corp.	31	1,334
Northwest Natural Holding Co.	24	860
ONE Gas, Inc. (a)	62	3,941
		8,483
Ground Transportation — 0.2%
ArcBest Corp.	17	1,839
Health Care Equipment & Supplies — 3.3%
Alphatec Holdings, Inc. *	84	883
AngioDynamics, Inc. *	126	765
AtriCure, Inc. * (a)	83	1,886
Atrion Corp.	7	3,321
Inmode Ltd. *	44	798
Inogen, Inc. *	322	2,615
Lantheus Holdings, Inc. *	63	5,087
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care Equipment & Supplies — continued
Omnicell, Inc. *	20	538
PROCEPT BioRobotics Corp. *	66	4,020
Pulmonx Corp. *	360	2,280
RxSight, Inc. *	62	3,722
SI-BONE, Inc. *	54	693
TransMedics Group, Inc. *	34	5,174
Treace Medical Concepts, Inc. *	43	285
		32,067
Health Care Providers & Services — 2.2%
AMN Healthcare Services, Inc. *	13	645
Fulgent Genetics, Inc. * (a)	27	525
HealthEquity, Inc. *	59	5,038
Hims & Hers Health, Inc. *	218	4,399
National HealthCare Corp.	9	1,023
NeoGenomics, Inc. * (a)	231	3,202
OPKO Health, Inc. * (a)	407	509
Option Care Health, Inc. *	106	2,934
Surgery Partners, Inc. *	20	479
Tenet Healthcare Corp. *	18	2,437
		21,191
Health Care REITs — 0.5%
CareTrust REIT, Inc.	53	1,328
Community Healthcare Trust, Inc.	40	931
Sabra Health Care REIT, Inc.	165	2,551
		4,810
Health Care Technology — 0.4%
Health Catalyst, Inc. *	306	1,954
OptimizeRx Corp. *	41	408
Veradigm, Inc. * (a)	112	1,067
		3,429
Hotel & Resort REITs — 1.0%
Apple Hospitality REIT, Inc.	124	1,798
Chatham Lodging Trust	21	178
DiamondRock Hospitality Co.	128	1,080
Pebblebrook Hotel Trust	12	165
RLJ Lodging Trust	138	1,333
Ryman Hospitality Properties, Inc.	37	3,737
Xenia Hotels & Resorts, Inc.	106	1,521
		9,812
Hotels, Restaurants & Leisure — 2.2%
Accel Entertainment, Inc. *	101	1,037
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Small Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Boyd Gaming Corp.	26	1,419
Cava Group, Inc. *	24	2,229
Dave & Buster's Entertainment, Inc. *	35	1,385
El Pollo Loco Holdings, Inc. *	44	495
Everi Holdings, Inc. *	120	1,010
Hilton Grand Vacations, Inc. *	109	4,416
Kura Sushi USA, Inc., Class A * (a)	8	491
Light & Wonder, Inc. *	14	1,496
Shake Shack, Inc., Class A *	25	2,245
Sweetgreen, Inc., Class A *	68	2,050
United Parks & Resorts, Inc. *	17	907
Wingstop, Inc.	4	1,752
		20,932
Household Durables — 2.3%
Cavco Industries, Inc. *	4	1,274
Century Communities, Inc.	16	1,277
Green Brick Partners, Inc. *	24	1,404
Installed Building Products, Inc.	12	2,446
KB Home	31	2,174
Landsea Homes Corp. *	75	690
M/I Homes, Inc. *	12	1,436
Meritage Homes Corp.	17	2,837
Sonos, Inc. *	197	2,902
Taylor Morrison Home Corp. *	60	3,329
Tri Pointe Homes, Inc. *	61	2,283
		22,052
Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc.	20	447
Clearway Energy, Inc., Class C	74	1,834
Sunnova Energy International, Inc. * (a)	36	199
		2,480
Industrial REITs — 0.7%
First Industrial Realty Trust, Inc.	14	642
Innovative Industrial Properties, Inc. (a)	15	1,618
LXP Industrial Trust	268	2,442
Plymouth Industrial REIT, Inc.	80	1,719
		6,421
Insurance — 1.1%
CNO Financial Group, Inc.	43	1,199
Genworth Financial, Inc., Class A *	92	555
Oscar Health, Inc., Class A *	264	4,176
Palomar Holdings, Inc. *	14	1,146
INVESTMENTS	SHARES (000)	VALUE ($000)

Insurance — continued
RLI Corp.	13	1,761
Selective Insurance Group, Inc.	13	1,243
Skyward Specialty Insurance Group, Inc. *	9	316
		10,396
Interactive Media & Services — 0.8%
Cargurus, Inc. *	93	2,443
QuinStreet, Inc. *	63	1,044
Shutterstock, Inc. (a)	31	1,191
Yelp, Inc. *	72	2,674
		7,352
IT Services — 0.5%
ASGN, Inc. *	25	2,241
Information Services Group, Inc.	142	418
Unisys Corp. *	425	1,753
		4,412
Leisure Products — 0.2%
Acushnet Holdings Corp. (a)	28	1,778
JAKKS Pacific, Inc. *	13	229
Solo Brands, Inc., Class A *	139	316
		2,323
Life Sciences Tools & Services — 0.8%
Adaptive Biotechnologies Corp. *	13	45
Medpace Holdings, Inc. *	17	6,818
OmniAb, Inc. * (a)	68	255
OmniAb, Inc. ‡ *	7	—
Quanterix Corp. *	23	310
		7,428
Machinery — 2.2%
Blue Bird Corp. *	37	1,972
Mueller Industries, Inc.	118	6,741
Mueller Water Products, Inc., Class A	160	2,866
Terex Corp.	67	3,657
Titan International, Inc. *	135	1,004
Watts Water Technologies, Inc., Class A	27	4,934
		21,174
Marine Transportation — 0.4%
Matson, Inc.	24	3,122
Safe Bulkers, Inc. (Monaco)	94	550
		3,672
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Small Cap Funds	27

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Media — 0.5%
Gray Television, Inc.	117	611
Integral Ad Science Holding Corp. *	23	224
John Wiley & Sons, Inc., Class A	27	1,119
Magnite, Inc. *	153	2,029
Thryv Holdings, Inc. *	66	1,167
		5,150
Metals & Mining — 1.7%
Alpha Metallurgical Resources, Inc. (a)	10	2,894
Arch Resources, Inc.	11	1,704
ATI, Inc. * (a)	12	653
Coeur Mining, Inc. *	55	311
Commercial Metals Co.	103	5,655
Constellium SE *	83	1,572
Hecla Mining Co.	265	1,286
Olympic Steel, Inc.	11	471
SunCoke Energy, Inc.	30	292
Warrior Met Coal, Inc.	26	1,625
		16,463
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Brightspire Capital, Inc.	234	1,332
KKR Real Estate Finance Trust, Inc.	19	173
Ladder Capital Corp.	253	2,857
MFA Financial, Inc.	77	818
Redwood Trust, Inc.	44	288
TPG RE Finance Trust, Inc.	87	754
		6,222
Multi-Utilities — 0.5%
Northwestern Energy Group, Inc.	17	882
Unitil Corp.	70	3,612
		4,494
Office REITs — 0.8%
Brandywine Realty Trust	64	287
City Office REIT, Inc.	40	199
COPT Defense Properties	145	3,615
Easterly Government Properties, Inc.	30	374
Equity Commonwealth *	39	751
Piedmont Office Realty Trust, Inc., Class A	42	306
SL Green Realty Corp.	41	2,321
		7,853
Oil, Gas & Consumable Fuels — 3.5%
Chord Energy Corp.	7	1,154
INVESTMENTS	SHARES (000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Civitas Resources, Inc.	14	939
CNX Resources Corp. *	35	850
CONSOL Energy, Inc. *	4	460
CVR Energy, Inc. (a)	29	780
Delek US Holdings, Inc.	49	1,212
Dorian LPG Ltd.	31	1,284
Equitrans Midstream Corp.	55	708
Green Plains, Inc. *	20	324
Gulfport Energy Corp. *	4	533
International Seaways, Inc.	52	3,066
Magnolia Oil & Gas Corp., Class A (a)	31	797
Matador Resources Co.	36	2,143
Murphy Oil Corp.	86	3,535
Ovintiv, Inc.	38	1,785
PBF Energy, Inc., Class A	34	1,553
Peabody Energy Corp.	13	286
Permian Resources Corp.	119	1,929
REX American Resources Corp. *	6	287
Scorpio Tankers, Inc. (Monaco)	3	282
SM Energy Co.	135	5,815
Teekay Tankers Ltd., Class A (Canada)	29	2,022
Uranium Energy Corp. *	253	1,521
		33,265
Passenger Airlines — 0.6%
Blade Air Mobility, Inc. * (a)	203	706
Joby Aviation, Inc. * (a)	62	318
SkyWest, Inc. *	56	4,601
		5,625
Personal Care Products — 1.2%
BellRing Brands, Inc. *	25	1,411
Edgewell Personal Care Co.	21	839
elf Beauty, Inc. *	21	4,499
Oddity Tech Ltd., Class A (Israel) * (a)	103	4,040
USANA Health Sciences, Inc. *	9	400
		11,189
Pharmaceuticals — 1.3%
ANI Pharmaceuticals, Inc. *	11	698
Axsome Therapeutics, Inc. *	56	4,472
Esperion Therapeutics, Inc. * (a)	575	1,276
Longboard Pharmaceuticals, Inc. *	183	4,957
Ventyx Biosciences, Inc. *	323	747
		12,150
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Small Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Professional Services — 2.1%
Barrett Business Services, Inc.	55	1,795
CACI International, Inc., Class A *	10	4,391
CBIZ, Inc. *	41	3,056
Huron Consulting Group, Inc. *	29	2,814
KBR, Inc.	42	2,698
TriNet Group, Inc.	46	4,595
TrueBlue, Inc. *	23	235
Upwork, Inc. *	45	490
		20,074
Real Estate Management & Development — 0.5%
Anywhere Real Estate, Inc. *	74	246
Cushman & Wakefield plc *	148	1,536
DigitalBridge Group, Inc.	59	803
Forestar Group, Inc. *	38	1,218
Newmark Group, Inc., Class A	51	521
Opendoor Technologies, Inc. *	317	584
		4,908
Residential REITs — 0.3%
Independence Realty Trust, Inc.	107	2,008
UMH Properties, Inc.	22	349
Veris Residential, Inc.	26	396
		2,753
Retail REITs — 1.4%
Agree Realty Corp.	23	1,421
InvenTrust Properties Corp.	53	1,302
Kimco Realty Corp.	16	311
Kite Realty Group Trust	85	1,897
Macerich Co. (The)	107	1,651
Phillips Edison & Co., Inc.	104	3,399
Retail Opportunity Investments Corp.	234	2,913
SITE Centers Corp.	62	907
		13,801
Semiconductors & Semiconductor Equipment — 4.1%
ACM Research, Inc., Class A *	115	2,645
Axcelis Technologies, Inc. *	7	923
Cirrus Logic, Inc. *	10	1,248
FormFactor, Inc. *	75	4,540
Impinj, Inc. * (a)	38	6,007
MACOM Technology Solutions Holdings, Inc. *	16	1,820
MaxLinear, Inc. *	165	3,321
Onto Innovation, Inc. *	10	2,228
Rambus, Inc. *	79	4,636
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
Semtech Corp. * (a)	90	2,684
SMART Global Holdings, Inc. *	80	1,833
Ultra Clean Holdings, Inc. *	39	1,900
Veeco Instruments, Inc. *	111	5,206
		38,991
Software — 5.9%
Asana, Inc., Class A * (a)	96	1,340
AvePoint, Inc. * (a)	464	4,830
BlackLine, Inc. *	34	1,663
Box, Inc., Class A *	149	3,947
Braze, Inc., Class A *	37	1,449
Cleanspark, Inc. *	12	183
CommVault Systems, Inc. *	48	5,794
Domo, Inc., Class B *	177	1,368
Envestnet, Inc. *	18	1,103
Hut 8 Corp. (Canada) * (a)	263	3,941
LiveRamp Holdings, Inc. *	96	2,975
Marathon Digital Holdings, Inc. * (a)	258	5,126
Ooma, Inc. *	139	1,382
Q2 Holdings, Inc. *	26	1,569
Qualys, Inc. *	21	3,054
Rapid7, Inc. *	54	2,351
Riot Platforms, Inc. * (a)	411	3,757
Sprout Social, Inc., Class A * (a)	22	774
SPS Commerce, Inc. *	7	1,306
Workiva, Inc. *	38	2,761
Xperi, Inc. *	131	1,072
Zeta Global Holdings Corp., Class A *	273	4,823
Zuora, Inc., Class A *	59	588
		57,156
Specialized REITs — 0.2%
PotlatchDeltic Corp.	56	2,185
Uniti Group, Inc.	85	248
		2,433
Specialty Retail — 2.6%
Abercrombie & Fitch Co., Class A *	29	5,151
Academy Sports & Outdoors, Inc.	29	1,533
Asbury Automotive Group, Inc. *	13	3,087
Beyond, Inc. *	40	524
Boot Barn Holdings, Inc. * (a)	18	2,309
Buckle, Inc. (The)	32	1,185
Caleres, Inc.	14	462
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Small Cap Funds	29

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
EVgo, Inc. * (a)	97	238
Group 1 Automotive, Inc.	9	2,769
Haverty Furniture Cos., Inc.	11	268
Lands' End, Inc. *	15	211
Petco Health & Wellness Co., Inc. *	59	222
Signet Jewelers Ltd.	31	2,748
Urban Outfitters, Inc. *	55	2,254
Valvoline, Inc. *	46	1,975
		24,936
Technology Hardware, Storage & Peripherals — 0.8%
Super Micro Computer, Inc. *	10	7,897
Turtle Beach Corp. *	11	163
		8,060
Textiles, Apparel & Luxury Goods — 0.6%
Crocs, Inc. *	22	3,212
Steven Madden Ltd.	51	2,164
		5,376
Trading Companies & Distributors — 2.6%
Applied Industrial Technologies, Inc.	24	4,699
Beacon Roofing Supply, Inc. *	35	3,135
BlueLinx Holdings, Inc. *	8	774
Boise Cascade Co.	18	2,128
DNOW, Inc. *	255	3,507
GMS, Inc. *	28	2,222
Herc Holdings, Inc.	16	2,132
Hudson Technologies, Inc. *	12	105
Rush Enterprises, Inc., Class A	85	3,570
WESCO International, Inc.	15	2,380
		24,652
Water Utilities — 0.1%
American States Water Co.	12	866
Consolidated Water Co. Ltd., Class D	18	485
		1,351
Wireless Telecommunication Services — 0.1%
Gogo, Inc. *	49	468
Telephone and Data Systems, Inc.	16	330
		798
Total Common Stocks (Cost $781,293)		937,433
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 6.9%
Investment Companies — 1.1%
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (b) (c) (Cost $10,540)	10,538	10,540
Investment of Cash Collateral from Securities Loaned — 5.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (b) (c)	49,584	49,584
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	6,112	6,112
Total Investment of Cash Collateral from Securities Loaned (Cost $55,697)		55,696
Total Short-Term Investments (Cost $66,237)		66,236
Total Investments — 104.6% (Cost $847,530)		1,003,669
Liabilities in Excess of Other Assets — (4.6)%		(44,085)
NET ASSETS — 100.0%		959,584

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
REIT	Real Estate Investment Trust

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2024. The total value of securities on loan at June 30, 2024 is $44,462.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2024.

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Small Cap Funds	June 30, 2024

Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	226	09/20/2024	USD	23,356	106

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Small Cap Funds	31

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2024
(Amounts in thousands, except per share amounts)

	JPMorgan Small Cap Blend Fund	JPMorgan Small Cap Equity Fund	JPMorgan Small Cap Growth Fund
ASSETS:
Investments in non-affiliates, at value	$1,413,705	$4,454,951	$3,530,593
Investments in affiliates, at value	28,927	105,873	38,017
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	48,765	111,463	117,993
Cash	115	484	174
Receivables:
Investment securities sold	43,964	9,042	216,879
Fund shares sold	1,179	7,293	2,559
Dividends from non-affiliates	738	3,278	698
Dividends from affiliates	4	16	6
Securities lending income (See Note 2.C.)	12	16	41
Other assets	—	39	—
Total Assets	1,537,409	4,692,455	3,906,960
LIABILITIES:
Payables:
Investment securities purchased	31,034	150	152,413
Collateral received on securities loaned (See Note 2.C.)	48,765	111,463	117,993
Fund shares redeemed	702	6,127	9,544
Accrued liabilities:
Investment advisory fees	744	2,434	1,902
Administration fees	73	283	214
Distribution fees	89	104	92
Service fees	160	519	250
Custodian and accounting fees	20	44	38
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	—
Other	151	288	318
Total Liabilities	81,738	121,412	282,764
Net Assets	$1,455,671	$4,571,043	$3,624,196

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Small Cap Funds	June 30, 2024

	JPMorgan Small Cap Blend Fund	JPMorgan Small Cap Equity Fund	JPMorgan Small Cap Growth Fund
NET ASSETS:
Paid-in-Capital	$1,258,143	$2,950,239	$3,262,997
Total distributable earnings (loss)	197,528	1,620,804	361,199
Total Net Assets	$1,455,671	$4,571,043	$3,624,196
Net Assets:
Class A	$391,006	$419,876	$337,263
Class C	16,897	20,708	28,114
Class I	415,464	1,933,600	672,889
Class L	—	—	525,520
Class R2	—	3,914	12,988
Class R3	—	13,949	4,483
Class R4	—	542	4,013
Class R5	—	575,395	12,015
Class R6	632,304	1,603,059	2,026,911
Total	$1,455,671	$4,571,043	$3,624,196
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	15,472	9,798	19,951
Class C	1,149	895	2,900
Class I	13,245	35,329	33,889
Class L	—	—	25,169
Class R2	—	95	822
Class R3	—	330	266
Class R4	—	10	233
Class R5	—	10,462	575
Class R6	20,055	29,156	95,233
Net Asset Value (a):
Class A — Redemption price per share	$25.27	$42.85	$16.91
Class C — Offering price per share (b)	14.71	23.13	9.69
Class I — Offering and redemption price per share	31.37	54.73	19.86
Class L — Offering and redemption price per share	—	—	20.88
Class R2 — Offering and redemption price per share	—	41.03	15.78
Class R3 — Offering and redemption price per share	—	42.20	16.85
Class R4 — Offering and redemption price per share	—	54.56	17.21
Class R5 — Offering and redemption price per share	—	55.00	20.90
Class R6 — Offering and redemption price per share	31.53	54.98	21.28
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$26.67	$45.22	$17.85
Cost of investments in non-affiliates	$1,155,363	$3,127,119	$2,811,756
Cost of investments in affiliates	28,927	105,871	38,016
Investment securities on loan, at value (See Note 2.C.)	46,409	109,787	101,252
Cost of investment of cash collateral (See Note 2.C.)	48,766	111,479	117,998

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Small Cap Funds	33

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2024 (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan Small Cap Value Fund	JPMorgan SMID Cap Equity Fund	JPMorgan U.S. Small Company Fund
ASSETS:
Investments in non-affiliates, at value	$1,215,602	$382,585	$937,433
Investments in affiliates, at value	24,344	12,501	10,540
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	30,514	—	55,696
Cash	123	22	87
Deposits at broker for futures contracts	1,662	—	590
Receivables:
Investment securities sold	107,544	105	56,933
Fund shares sold	1,012	332	539
Dividends from non-affiliates	1,893	269	806
Dividends from affiliates	4	2	2
Securities lending income (See Note 2.C.)	6	— (a)	21
Variation margin on futures contracts	22	—	—
Total Assets	1,382,726	395,816	1,062,647
LIABILITIES:
Payables:
Investment securities purchased	76,947	2,095	45,629
Collateral received on securities loaned (See Note 2.C.)	30,514	—	55,696
Fund shares redeemed	538	212	972
Variation margin on futures contracts	—	—	8
Accrued liabilities:
Investment advisory fees	660	154	469
Administration fees	68	11	59
Distribution fees	41	31	51
Service fees	54	41	87
Custodian and accounting fees	19	9	14
Trustees’ and Chief Compliance Officer’s fees	—	—	— (a)
Other	74	62	78
Total Liabilities	108,915	2,615	103,063
Net Assets	$1,273,811	$393,201	$959,584

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Small Cap Funds	June 30, 2024

	JPMorgan Small Cap Value Fund	JPMorgan SMID Cap Equity Fund	JPMorgan U.S. Small Company Fund
NET ASSETS:
Paid-in-Capital	$1,044,396	$342,560	$777,537
Total distributable earnings (loss)	229,415	50,641	182,047
Total Net Assets	$1,273,811	$393,201	$959,584
Net Assets:
Class A	$128,868	$127,313	$114,030
Class C	3,063	8,263	5,231
Class I	178,662	91,835	165,043
Class L	—	—	230,481
Class R2	24,215	—	41,337
Class R3	13,606	862	38,072
Class R4	92	272	6,267
Class R5	24,300	—	23,532
Class R6	901,005	164,656	335,591
Total	$1,273,811	$393,201	$959,584
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	5,234	8,339	6,490
Class C	176	809	330
Class I	6,572	5,385	9,008
Class L	—	—	12,587
Class R2	1,003	—	2,452
Class R3	554	57	2,190
Class R4	3	16	345
Class R5	893	—	1,291
Class R6	33,013	9,615	18,311
Net Asset Value (a):
Class A — Redemption price per share	$24.62	$15.27	$17.57
Class C — Offering price per share (b)	17.40	10.22	15.84
Class I — Offering and redemption price per share	27.19	17.05	18.32
Class L — Offering and redemption price per share	—	—	18.31
Class R2 — Offering and redemption price per share	24.14	—	16.86
Class R3 — Offering and redemption price per share	24.56	15.25	17.38
Class R4 — Offering and redemption price per share	27.24	16.95	18.15
Class R5 — Offering and redemption price per share	27.23	—	18.23
Class R6 — Offering and redemption price per share	27.29	17.13	18.33
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$25.98	$16.12	$18.54
Cost of investments in non-affiliates	$1,030,484	$325,654	$781,293
Cost of investments in affiliates	24,342	12,500	10,540
Investment securities on loan, at value (See Note 2.C.)	28,735	—	44,462
Cost of investment of cash collateral (See Note 2.C.)	30,516	—	55,697

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Small Cap Funds	35

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2024
(Amounts in thousands)

	JPMorgan Small Cap Blend Fund	JPMorgan Small Cap Equity Fund	JPMorgan Small Cap Growth Fund
INVESTMENT INCOME:
Interest income from affiliates	$— (a)	$— (a)	$—
Dividend income from non-affiliates	16,719	64,069	17,102
Dividend income from affiliates	1,729	8,058	2,167
Income from securities lending (net) (See Note 2.C.)	338	445	881
Total investment income	18,786	72,572	20,150
EXPENSES:
Investment advisory fees	8,922	33,269	24,146
Administration fees	1,028	3,833	2,782
Distribution fees:
Class A	891	1,114	842
Class C	117	235	229
Class R2	—	26	75
Class R3	—	27	12
Service fees:
Class A	891	1,114	842
Class C	39	78	76
Class I	1,022	5,237	1,323
Class L	—	—	549
Class R2	—	13	38
Class R3	—	27	12
Class R4	—	2	11
Class R5	—	698	16
Custodian and accounting fees	70	168	141
Interest expense to affiliates	—	3	— (a)
Professional fees	62	79	71
Trustees’ and Chief Compliance Officer’s fees	30	44	38
Printing and mailing costs	236	378	451
Registration and filing fees	148	267	34
Transfer agency fees (See Note 2.H.)	40	257	149
Other	21	51	51
Total expenses	13,517	46,920	31,888
Less fees waived	(436)	(795)	(342)
Less expense reimbursements	(2)	(1)	(72)
Net expenses	13,079	46,124	31,474
Net investment income (loss)	5,707	26,448	(11,324)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Small Cap Funds	June 30, 2024

	JPMorgan Small Cap Blend Fund	JPMorgan Small Cap Equity Fund	JPMorgan Small Cap Growth Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$25,695	$314,681	$46,307
Investments in affiliates	— (a)	13	9
Options purchased	1,590	—	—
Net realized gain (loss)	27,285	314,694	46,316
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	101,655	(5,601)	234,826
Investments in affiliates	—	(27)	8
Change in net unrealized appreciation/depreciation	101,655	(5,628)	234,834
Net realized/unrealized gains (losses)	128,940	309,066	281,150
Change in net assets resulting from operations	$134,647	$335,514	$269,826

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Small Cap Funds	37

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2024 (continued)
(Amounts in thousands)

	JPMorgan Small Cap Value Fund	JPMorgan SMID Cap Equity Fund	JPMorgan U.S. Small Company Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$102	$—	$71
Interest income from affiliates	—	—	— (a)
Dividend income from non-affiliates	24,476	4,334	10,516
Dividend income from affiliates	1,522	485	1,043
Income from securities lending (net) (See Note 2.C.)	344	2	387
Total investment income	26,444	4,821	12,017
EXPENSES:
Investment advisory fees	8,884	1,955	5,530
Administration fees	1,024	266	690
Distribution fees:
Class A	330	321	272
Class C	29	75	48
Class R2	123	—	195
Class R3	41	2	90
Service fees:
Class A	330	321	272
Class C	10	25	16
Class I	470	245	414
Class L	—	—	221
Class R2	62	—	98
Class R3	41	2	90
Class R4	51	1	14
Class R5	93	—	19
Custodian and accounting fees	74	32	42
Interest expense to affiliates	— (a)	— (a)	1
Professional fees	62	56	61
Trustees’ and Chief Compliance Officer’s fees	30	26	28
Printing and mailing costs	128	52	71
Registration and filing fees	112	91	162
Transfer agency fees (See Note 2.H.)	108	47	54
Other	27	5	23
Total expenses	12,029	3,522	8,411
Less fees waived	(509)	(442)	(121)
Less expense reimbursements	(20)	(1)	(1)
Net expenses	11,500	3,079	8,289
Net investment income (loss)	14,944	1,742	3,728

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Small Cap Funds	June 30, 2024

	JPMorgan Small Cap Value Fund	JPMorgan SMID Cap Equity Fund	JPMorgan U.S. Small Company Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$57,951	$1,590	$46,820
Investments in affiliates	10	(1)	3
Futures contracts	1,546	—	3,329
Net realized gain (loss)	59,507	1,589	50,152
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	82,949	18,308	49,774
Investments in affiliates	(4)	1	(1)
Futures contracts	36	—	(17)
Change in net unrealized appreciation/depreciation	82,981	18,309	49,756
Net realized/unrealized gains (losses)	142,488	19,898	99,908
Change in net assets resulting from operations	$157,432	$21,640	$103,636
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Small Cap Funds	39

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Small Cap Blend Fund		JPMorgan Small Cap Equity Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$5,707	$5,173	$26,448	$41,196
Net realized gain (loss)	27,285	(56,317)	314,694	366,814
Change in net unrealized appreciation/depreciation	101,655	195,988	(5,628)	212,408
Change in net assets resulting from operations	134,647	144,844	335,514	620,418
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(994)	(6,699)	(21,095)	(68,027)
Class C	(50)	(474)	(2,718)	(10,150)
Class I	(1,515)	(7,016)	(83,034)	(269,782)
Class R2	—	—	(297)	(783)
Class R3	—	—	(773)	(603)
Class R4	—	—	(20)	(83)
Class R5	—	—	(27,134)	(97,087)
Class R6	(3,477)	(11,108)	(85,075)	(217,661)
Total distributions to shareholders	(6,036)	(25,297)	(220,146)	(664,176)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	25,850	129,892	(1,343,245)	198,716
NET ASSETS:
Change in net assets	154,461	249,439	(1,227,877)	154,958
Beginning of period	1,301,210	1,051,771	5,798,920	5,643,962
End of period	$1,455,671	$1,301,210	$4,571,043	$5,798,920
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Small Cap Funds	June 30, 2024

	JPMorgan Small Cap Growth Fund		JPMorgan Small Cap Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(11,324)	$(10,798)	$14,944	$17,044
Net realized gain (loss)	46,316	(298,463)	59,507	30,302
Change in net unrealized appreciation/depreciation	234,834	832,896	82,981	54,343
Change in net assets resulting from operations	269,826	523,635	157,432	101,689
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(1,706)	(1,966)	(14,371)
Class C	—	(305)	(72)	(688)
Class I	—	(1,815)	(2,918)	(19,363)
Class L	—	(2,183)	—	—
Class R2	—	(78)	(313)	(2,401)
Class R3	—	(23)	(232)	(1,466)
Class R4	—	(24)	(296)	(1,991)
Class R5	—	(71)	(1,623)	(3,397)
Class R6	—	(8,583)	(15,525)	(74,358)
Total distributions to shareholders	—	(14,788)	(22,945)	(118,035)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(653,994)	(419,664)	(247,208)	111,628
NET ASSETS:
Change in net assets	(384,168)	89,183	(112,721)	95,282
Beginning of period	4,008,364	3,919,181	1,386,532	1,291,250
End of period	$3,624,196	$4,008,364	$1,273,811	$1,386,532
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Small Cap Funds	41

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SMID Cap Equity Fund		JPMorgan U.S. Small Company Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,742	$1,103	$3,728	$4,966
Net realized gain (loss)	1,589	781	50,152	5,991
Change in net unrealized appreciation/depreciation	18,309	29,381	49,756	111,576
Change in net assets resulting from operations	21,640	31,265	103,636	122,533
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(462)	(15,586)	(206)	(6,260)
Class C	(6)	(2,508)	—	(676)
Class I	(491)	(11,951)	(666)	(9,595)
Class L	—	—	(1,157)	(11,694)
Class R2	—	—	—	(2,071)
Class R3	(2)	(155)	(69)	(1,857)
Class R4	(1)	(24)	(20)	(591)
Class R5	—	—	(124)	(843)
Class R6	(723)	(5,029)	(1,929)	(18,078)
Total distributions to shareholders	(1,685)	(35,253)	(4,171)	(51,665)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	36,105	30,046	(73,173)	(7,323)
NET ASSETS:
Change in net assets	56,060	26,058	26,292	63,545
Beginning of period	337,141	311,083	933,292	869,747
End of period	$393,201	$337,141	$959,584	$933,292
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Small Cap Funds	June 30, 2024

	JPMorgan Small Cap Blend Fund		JPMorgan Small Cap Equity Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$83,586	$79,702	$67,569	$95,127
Distributions reinvested	941	6,271	19,816	63,887
Cost of shares redeemed	(60,207)	(51,961)	(181,736)	(166,188)
Change in net assets resulting from Class A capital transactions	24,320	34,012	(94,351)	(7,174)
Class C
Proceeds from shares issued	5,450	4,480	2,715	2,851
Distributions reinvested	50	474	2,713	10,107
Cost of shares redeemed	(4,435)	(4,046)	(24,706)	(19,971)
Change in net assets resulting from Class C capital transactions	1,065	908	(19,278)	(7,013)
Class I
Proceeds from shares issued	127,621	191,489	374,655	590,687
Distributions reinvested	1,512	7,004	75,247	249,070
Cost of shares redeemed	(149,977)	(144,690)	(888,109)	(991,626)
Change in net assets resulting from Class I capital transactions	(20,844)	53,803	(438,207)	(151,869)
Class R2
Proceeds from shares issued	—	—	933	840
Distributions reinvested	—	—	294	766
Cost of shares redeemed	—	—	(3,361)	(1,107)
Change in net assets resulting from Class R2 capital transactions	—	—	(2,134)	499
Class R3
Proceeds from shares issued	—	—	13,779	867
Distributions reinvested	—	—	209	479
Cost of shares redeemed	—	—	(4,841)	(1,477)
Change in net assets resulting from Class R3 capital transactions	—	—	9,147	(131)
Class R4
Proceeds from shares issued	—	—	34	60
Distributions reinvested	—	—	20	83
Cost of shares redeemed	—	—	(65)	(280)
Change in net assets resulting from Class R4 capital transactions	—	—	(11)	(137)
Class R5
Proceeds from shares issued	—	—	116,466	165,939
Distributions reinvested	—	—	25,670	91,994
Cost of shares redeemed	—	—	(450,863)	(151,348)
Change in net assets resulting from Class R5 capital transactions	—	—	(308,727)	106,585
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Small Cap Funds	43

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Small Cap Blend Fund		JPMorgan Small Cap Equity Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$169,929	$175,882	$367,726	$510,468
Distributions reinvested	3,467	10,940	83,802	213,371
Cost of shares redeemed	(152,087)	(145,653)	(941,212)	(465,883)
Change in net assets resulting from Class R6 capital transactions	21,309	41,169	(489,684)	257,956
Total change in net assets resulting from capital transactions	$25,850	$129,892	$(1,343,245)	$198,716
SHARE TRANSACTIONS:
Class A
Issued	3,527	3,589	1,631	2,253
Reinvested	39	285	479	1,553
Redeemed	(2,545)	(2,349)	(4,365)	(3,866)
Change in Class A Shares	1,021	1,525	(2,255)	(60)
Class C
Issued	392	338	118	118
Reinvested	4	37	121	435
Redeemed	(321)	(312)	(1,078)	(788)
Change in Class C Shares	75	63	(839)	(235)
Class I
Issued	4,378	6,985	7,037	11,055
Reinvested	51	258	1,427	4,799
Redeemed	(5,127)	(5,332)	(16,783)	(18,658)
Change in Class I Shares	(698)	1,911	(8,319)	(2,804)
Class R2
Issued	—	—	22	20
Reinvested	—	—	8	19
Redeemed	—	—	(83)	(25)
Change in Class R2 Shares	—	—	(53)	14
Class R3
Issued	—	—	345	20
Reinvested	—	—	5	12
Redeemed	—	—	(116)	(35)
Change in Class R3 Shares	—	—	234	(3)
Class R4
Issued	—	—	1	1
Reinvested	—	—	— (a)	2
Redeemed	—	—	(1)	(6)
Change in Class R4 Shares	—	—	— (a)	(3)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Small Cap Funds	June 30, 2024

	JPMorgan Small Cap Blend Fund		JPMorgan Small Cap Equity Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class R5
Issued	—	—	2,207	3,092
Reinvested	—	—	484	1,764
Redeemed	—	—	(8,759)	(2,846)
Change in Class R5 Shares	—	—	(6,068)	2,010
Class R6
Issued	5,766	6,377	7,069	9,377
Reinvested	117	402	1,580	4,091
Redeemed	(5,126)	(5,298)	(17,625)	(8,779)
Change in Class R6 Shares	757	1,481	(8,976)	4,689
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Small Cap Funds	45

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Small Cap Growth Fund		JPMorgan Small Cap Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$31,603	$39,028	$10,371	$13,805
Distributions reinvested	—	1,581	1,902	13,910
Cost of shares redeemed	(81,279)	(105,591)	(29,454)	(40,432)
Change in net assets resulting from Class A capital transactions	(49,676)	(64,982)	(17,181)	(12,717)
Class C
Proceeds from shares issued	643	977	399	633
Distributions reinvested	—	283	72	688
Cost of shares redeemed	(9,909)	(11,416)	(2,228)	(2,124)
Change in net assets resulting from Class C capital transactions	(9,266)	(10,156)	(1,757)	(803)
Class I
Proceeds from shares issued	311,630	154,362	42,146	45,800
Distributions reinvested	—	914	2,915	19,347
Cost of shares redeemed	(155,548)	(313,423)	(83,333)	(96,568)
Change in net assets resulting from Class I capital transactions	156,082	(158,147)	(38,272)	(31,421)
Class L
Proceeds from shares issued	88,828	218,599	—	—
Distributions reinvested	—	2,030	—	—
Cost of shares redeemed	(222,249)	(163,526)	—	—
Change in net assets resulting from Class L capital transactions	(133,421)	57,103	—	—
Class R2
Proceeds from shares issued	2,785	3,110	5,057	6,406
Distributions reinvested	—	78	311	2,388
Cost of shares redeemed	(7,466)	(5,243)	(9,291)	(7,126)
Change in net assets resulting from Class R2 capital transactions	(4,681)	(2,055)	(3,923)	1,668
Class R3
Proceeds from shares issued	896	1,196	2,777	3,687
Distributions reinvested	—	23	232	1,466
Cost of shares redeemed	(2,453)	(1,230)	(7,405)	(3,117)
Change in net assets resulting from Class R3 capital transactions	(1,557)	(11)	(4,396)	2,036
Class R4
Proceeds from shares issued	939	1,303	2,824	4,854
Distributions reinvested	—	24	296	1,991
Cost of shares redeemed	(2,125)	(2,145)	(28,727)	(5,578)
Change in net assets resulting from Class R4 capital transactions	(1,186)	(818)	(25,607)	1,267
Class R5
Proceeds from shares issued	2,993	4,374	24,313	89,092
Distributions reinvested	—	71	1,614	3,342
Cost of shares redeemed	(11,141)	(8,621)	(122,249)	(23,683)
Change in net assets resulting from Class R5 capital transactions	(8,148)	(4,176)	(96,322)	68,751
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Small Cap Funds	June 30, 2024

	JPMorgan Small Cap Growth Fund		JPMorgan Small Cap Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$343,878	$385,164	$226,911	$170,727
Distributions reinvested	—	8,446	15,525	74,357
Cost of shares redeemed	(946,019)	(630,032)	(302,186)	(162,237)
Change in net assets resulting from Class R6 capital transactions	(602,141)	(236,422)	(59,750)	82,847
Total change in net assets resulting from capital transactions	$(653,994)	$(419,664)	$(247,208)	$111,628
SHARE TRANSACTIONS:
Class A
Issued	2,014	2,629	446	598
Reinvested	—	108	84	611
Redeemed	(5,239)	(7,182)	(1,256)	(1,775)
Change in Class A Shares	(3,225)	(4,445)	(726)	(566)
Class C
Issued	72	115	23	37
Reinvested	—	33	5	42
Redeemed	(1,106)	(1,334)	(135)	(128)
Change in Class C Shares	(1,034)	(1,186)	(107)	(49)
Class I
Issued	16,662	8,904	1,647	1,788
Reinvested	—	53	116	773
Redeemed	(8,486)	(18,236)	(3,301)	(3,757)
Change in Class I Shares	8,176	(9,279)	(1,538)	(1,196)
Class L
Issued	4,622	12,067	—	—
Reinvested	—	113	—	—
Redeemed	(11,737)	(9,027)	—	—
Change in Class L Shares	(7,115)	3,153	—	—
Class R2
Issued	189	226	220	283
Reinvested	—	6	14	107
Redeemed	(501)	(377)	(408)	(314)
Change in Class R2 Shares	(312)	(145)	(174)	76
Class R3
Issued	58	80	119	162
Reinvested	—	2	10	65
Redeemed	(161)	(83)	(306)	(135)
Change in Class R3 Shares	(103)	(1)	(177)	92
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Small Cap Funds	47

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Small Cap Growth Fund		JPMorgan Small Cap Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class R4
Issued	57	88	111	195
Reinvested	—	2	12	79
Redeemed	(134)	(139)	(1,058)	(220)
Change in Class R4 Shares	(77)	(49)	(935)	54
Class R5
Issued	160	244	965	3,447
Reinvested	—	4	64	134
Redeemed	(562)	(475)	(4,463)	(944)
Change in Class R5 Shares	(402)	(227)	(3,434)	2,637
Class R6
Issued	17,714	20,805	8,521	6,737
Reinvested	—	463	612	2,960
Redeemed	(47,180)	(33,851)	(11,366)	(6,222)
Change in Class R6 Shares	(29,466)	(12,583)	(2,233)	3,475
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Small Cap Funds	June 30, 2024

	JPMorgan SMID Cap Equity Fund		JPMorgan U.S. Small Company Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$9,908	$9,387	$18,716	$19,916
Distributions reinvested	452	15,104	186	5,714
Cost of shares redeemed	(22,595)	(23,838)	(23,576)	(30,410)
Change in net assets resulting from Class A capital transactions	(12,235)	653	(4,674)	(4,780)
Class C
Proceeds from shares issued	935	1,421	373	1,098
Distributions reinvested	6	2,485	—	648
Cost of shares redeemed	(5,568)	(6,523)	(3,966)	(6,739)
Change in net assets resulting from Class C capital transactions	(4,627)	(2,617)	(3,593)	(4,993)
Class I
Proceeds from shares issued	11,818	37,789	35,626	44,384
Distributions reinvested	472	10,870	641	9,233
Cost of shares redeemed	(31,601)	(61,314)	(69,624)	(45,515)
Change in net assets resulting from Class I capital transactions	(19,311)	(12,655)	(33,357)	8,102
Class L
Proceeds from shares issued	—	—	39,483	54,324
Distributions reinvested	—	—	1,042	9,578
Cost of shares redeemed	—	—	(51,015)	(92,068)
Change in net assets resulting from Class L capital transactions	—	—	(10,490)	(28,166)
Class R2
Proceeds from shares issued	—	—	6,161	6,602
Distributions reinvested	—	—	—	2,038
Cost of shares redeemed	—	—	(8,388)	(5,381)
Change in net assets resulting from Class R2 capital transactions	—	—	(2,227)	3,259
Class R3
Proceeds from shares issued	165	303	6,990	6,028
Distributions reinvested	2	136	65	1,750
Cost of shares redeemed	(726)	(535)	(7,166)	(5,615)
Change in net assets resulting from Class R3 capital transactions	(559)	(96)	(111)	2,163
Class R4
Proceeds from shares issued	93	37	1,012	1,624
Distributions reinvested	— (a)	3	20	591
Cost of shares redeemed	(89)	(9)	(993)	(6,107)
Change in net assets resulting from Class R4 capital transactions	4	31	39	(3,892)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Small Cap Funds	49

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SMID Cap Equity Fund		JPMorgan U.S. Small Company Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$—	$—	$8,409	$10,370
Distributions reinvested	—	—	9	570
Cost of shares redeemed	—	—	(746)	(3,549)
Change in net assets resulting from Class R5 capital transactions	—	—	7,672	7,391
Class R6
Proceeds from shares issued	123,691	63,114	54,758	73,167
Distributions reinvested	669	4,154	1,883	17,703
Cost of shares redeemed	(51,527)	(22,538)	(83,073)	(77,277)
Change in net assets resulting from Class R6 capital transactions	72,833	44,730	(26,432)	13,593
Total change in net assets resulting from capital transactions	$36,105	$30,046	$(73,173)	$(7,323)
SHARE TRANSACTIONS:
Class A
Issued	671	650	1,140	1,291
Reinvested	30	1,092	11	379
Redeemed	(1,543)	(1,641)	(1,437)	(1,998)
Change in Class A Shares	(842)	101	(286)	(328)
Class C
Issued	96	150	25	78
Reinvested	1	267	—	48
Redeemed	(574)	(671)	(270)	(481)
Change in Class C Shares	(477)	(254)	(245)	(355)
Class I
Issued	717	2,363	2,074	2,796
Reinvested	29	704	38	588
Redeemed	(1,939)	(3,811)	(4,110)	(2,858)
Change in Class I Shares	(1,193)	(744)	(1,998)	526
Class L
Issued	—	—	2,288	3,397
Reinvested	—	—	61	611
Redeemed	—	—	(2,965)	(5,729)
Change in Class L Shares	—	—	(616)	(1,721)
Class R2
Issued	—	—	387	447
Reinvested	—	—	—	141
Redeemed	—	—	(540)	(365)
Change in Class R2 Shares	—	—	(153)	223
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Small Cap Funds	June 30, 2024

	JPMorgan SMID Cap Equity Fund		JPMorgan U.S. Small Company Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class R3
Issued	12	21	425	397
Reinvested	— (a)	10	4	117
Redeemed	(51)	(35)	(433)	(373)
Change in Class R3 Shares	(39)	(4)	(4)	141
Class R4
Issued	5	3	58	102
Reinvested	— (a)	— (a)	1	38
Redeemed	(5)	(1)	(61)	(394)
Change in Class R4 Shares	— (a)	2	(2)	(254)
Class R5
Issued	—	—	572	638
Reinvested	—	—	1	36
Redeemed	—	—	(44)	(218)
Change in Class R5 Shares	—	—	529	456
Class R6
Issued	7,442	4,108	3,179	4,586
Reinvested	40	268	110	1,128
Redeemed	(3,072)	(1,437)	(4,954)	(4,820)
Change in Class R6 Shares	4,410	2,939	(1,665)	894

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Small Cap Funds	51

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Small Cap Blend Fund
Class A
Year Ended June 30, 2024	$23.08	$0.03	$2.23	$2.26	$(0.07)	$—	$(0.07)
Year Ended June 30, 2023	20.86	0.03	2.68	2.71	(0.03)	(0.46)	(0.49)
Year Ended June 30, 2022	28.67	(0.02)	(5.77)	(5.79)	—	(2.02)	(2.02)
Year Ended June 30, 2021	19.11	(0.03)	10.08	10.05	(0.02)	(0.47)	(0.49)
Year Ended June 30, 2020	19.78	0.04	(0.04)	— (d)	(0.02)	(0.65)	(0.67)
Class C
Year Ended June 30, 2024	13.51	(0.05)	1.30	1.25	(0.05)	—	(0.05)
Year Ended June 30, 2023	12.44	(0.05)	1.59	1.54	(0.01)	(0.46)	(0.47)
Year Ended June 30, 2022	18.01	(0.09)	(3.46)	(3.55)	—	(2.02)	(2.02)
Year Ended June 30, 2021	12.19	(0.08)	6.37	6.29	—	(0.47)	(0.47)
Year Ended June 30, 2020	12.90	(0.04)	(0.02)	(0.06)	—	(0.65)	(0.65)
Class I
Year Ended June 30, 2024	28.60	0.11	2.77	2.88	(0.11)	—	(0.11)
Year Ended June 30, 2023	25.71	0.11	3.31	3.42	(0.07)	(0.46)	(0.53)
Year Ended June 30, 2022	34.81	0.05	(7.10)	(7.05)	(0.03)	(2.02)	(2.05)
Year Ended June 30, 2021	23.09	0.04	12.20	12.24	(0.05)	(0.47)	(0.52)
Year Ended June 30, 2020	23.75	0.10	(0.06)	0.04	(0.05)	(0.65)	(0.70)
Class R6
Year Ended June 30, 2024	28.74	0.19	2.77	2.96	(0.17)	—	(0.17)
Year Ended June 30, 2023	25.83	0.18	3.33	3.51	(0.14)	(0.46)	(0.60)
Year Ended June 30, 2022	34.96	0.13	(7.13)	(7.00)	(0.11)	(2.02)	(2.13)
Year Ended June 30, 2021	23.17	0.11	12.25	12.36	(0.10)	(0.47)	(0.57)
Year Ended June 30, 2020	23.82	0.16	(0.06)	0.10	(0.10)	(0.65)	(0.75)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Small Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$25.27	9.79%	$391,006	1.24%	0.13%	1.27%	39%
23.08	13.11	333,434	1.24	0.15	1.28	37
20.86	(21.57)	269,579	1.25	(0.09)	1.28	45
28.67	52.98	279,114	1.24	(0.12)	1.27	48
19.11	(0.24)	132,674	1.24	0.19	1.32	48

14.71	9.24	16,897	1.74	(0.37)	1.79	39
13.51	12.53	14,516	1.74	(0.35)	1.79	37
12.44	(21.93)	12,568	1.75	(0.59)	1.79	45
18.01	52.22	13,468	1.73	(0.56)	1.78	48
12.19	(0.83)	24,323	1.74	(0.31)	1.80	48

31.37	10.08	415,464	0.99	0.38	1.02	39
28.60	13.42	398,709	0.99	0.40	1.02	37
25.71	(21.39)	309,359	0.99	0.16	1.02	45
34.81	53.39	344,974	0.99	0.13	1.02	48
23.09	(0.02)	148,443	0.99	0.44	1.05	48

31.53	10.35	632,304	0.74	0.63	0.77	39
28.74	13.72	554,551	0.74	0.65	0.77	37
25.83	(21.21)	460,265	0.74	0.41	0.77	45
34.96	53.76	495,948	0.74	0.37	0.77	48
23.17	0.22	167,419	0.74	0.69	0.80	48
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Small Cap Funds	53

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Small Cap Equity Fund
Class A
Year Ended June 30, 2024	$42.10	$0.07	$2.72	$2.79	$(0.33)	$(1.71)	$(2.04)
Year Ended June 30, 2023	43.52	0.15	4.60	4.75	—	(6.17)	(6.17)
Year Ended June 30, 2022	65.04	(0.08)	(8.96)	(9.04)	—	(12.48)	(12.48)
Year Ended June 30, 2021	45.69	(0.02)	21.07	21.05	(0.07)	(1.63)	(1.70)
Year Ended June 30, 2020	50.05	0.12	(1.95)	(1.83)	(0.15)	(2.38)	(2.53)
Class C
Year Ended June 30, 2024	23.71	(0.08)	1.49	1.41	(0.28)	(1.71)	(1.99)
Year Ended June 30, 2023	27.11	(0.04)	2.81	2.77	—	(6.17)	(6.17)
Year Ended June 30, 2022	45.39	(0.23)	(5.57)	(5.80)	—	(12.48)	(12.48)
Year Ended June 30, 2021	32.42	(0.20)	14.84	14.64	(0.04)	(1.63)	(1.67)
Year Ended June 30, 2020	36.25	(0.08)	(1.35)	(1.43)	(0.02)	(2.38)	(2.40)
Class I
Year Ended June 30, 2024	53.16	0.23	3.46	3.69	(0.41)	(1.71)	(2.12)
Year Ended June 30, 2023	53.40	0.33	5.67	6.00	(0.07)	(6.17)	(6.24)
Year Ended June 30, 2022	76.84	0.09	(10.99)	(10.90)	(0.06)	(12.48)	(12.54)
Year Ended June 30, 2021	53.70	0.17	24.81	24.98	(0.21)	(1.63)	(1.84)
Year Ended June 30, 2020	58.34	0.30	(2.30)	(2.00)	(0.26)	(2.38)	(2.64)
Class R2
Year Ended June 30, 2024	40.43	(0.03)	2.61	2.58	(0.27)	(1.71)	(1.98)
Year Ended June 30, 2023	42.12	0.05	4.43	4.48	—	(6.17)	(6.17)
Year Ended June 30, 2022	63.47	(0.20)	(8.67)	(8.87)	—	(12.48)	(12.48)
Year Ended June 30, 2021	44.70	(0.15)	20.59	20.44	(0.04)	(1.63)	(1.67)
Year Ended June 30, 2020	48.98	0.01	(1.91)	(1.90)	—	(2.38)	(2.38)
Class R3
Year Ended June 30, 2024	41.64	0.07	2.68	2.75	(0.48)	(1.71)	(2.19)
Year Ended June 30, 2023	43.11	0.14	4.57	4.71	(0.01)	(6.17)	(6.18)
Year Ended June 30, 2022	64.53	(0.06)	(8.88)	(8.94)	—	(12.48)	(12.48)
Year Ended June 30, 2021	45.38	— (d)	20.92	20.92	(0.14)	(1.63)	(1.77)
Year Ended June 30, 2020	49.73	0.13	(1.93)	(1.80)	(0.17)	(2.38)	(2.55)
Class R4
Year Ended June 30, 2024	53.01	0.23	3.45	3.68	(0.42)	(1.71)	(2.13)
Year Ended June 30, 2023	53.28	0.31	5.68	5.99	(0.09)	(6.17)	(6.26)
Year Ended June 30, 2022	76.73	0.09	(10.98)	(10.89)	(0.08)	(12.48)	(12.56)
Year Ended June 30, 2021	53.63	0.17	24.78	24.95	(0.22)	(1.63)	(1.85)
Year Ended June 30, 2020	58.26	0.29	(2.29)	(2.00)	(0.25)	(2.38)	(2.63)
Class R5
Year Ended June 30, 2024	53.42	0.33	3.48	3.81	(0.52)	(1.71)	(2.23)
Year Ended June 30, 2023	53.64	0.44	5.69	6.13	(0.18)	(6.17)	(6.35)
Year Ended June 30, 2022	77.14	0.23	(11.05)	(10.82)	(0.20)	(12.48)	(12.68)
Year Ended June 30, 2021	53.88	0.30	24.90	25.20	(0.31)	(1.63)	(1.94)
Year Ended June 30, 2020	58.51	0.40	(2.30)	(1.90)	(0.35)	(2.38)	(2.73)
Class R6
Year Ended June 30, 2024	53.41	0.36	3.48	3.84	(0.56)	(1.71)	(2.27)
Year Ended June 30, 2023	53.63	0.48	5.68	6.16	(0.21)	(6.17)	(6.38)
Year Ended June 30, 2022	77.14	0.26	(11.05)	(10.79)	(0.24)	(12.48)	(12.72)
Year Ended June 30, 2021	53.87	0.34	24.90	25.24	(0.34)	(1.63)	(1.97)
Year Ended June 30, 2020	58.50	0.44	(2.30)	(1.86)	(0.39)	(2.38)	(2.77)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.
(e)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Small Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$42.85	6.84%	$419,876	1.24%	0.17%	1.25%	19%
42.10	11.25	507,387	1.25	0.34	1.26	22
43.52	(17.26)	527,124	1.27	(0.13)	1.27	16
65.04	46.60	846,460	1.26	(0.03)	1.27	29
45.69	(4.11)	653,887	1.26	0.25	1.27	23

23.13	6.27	20,708	1.75	(0.33)	1.76	19
23.71	10.70	41,111	1.74	(0.17)	1.75	22
27.11	(17.65)	53,369	1.75	(0.62)	1.75	16
45.39	45.91	87,848	1.74	(0.50)	1.74	29
32.42	(4.56)	80,258	1.74	(0.24)	1.75	23

54.73	7.12	1,933,600	0.99	0.43	1.01	19
53.16	11.53	2,320,448	0.99	0.61	1.00	22
53.40	(17.02)	2,480,437	0.99	0.14	1.00	16
76.84	47.01	4,239,905	0.98	0.25	0.99	29
53.70	(3.83)	3,240,725	0.98	0.54	0.99	23

41.03	6.59	3,914	1.49	(0.06)	1.53	19
40.43	10.96	5,984	1.49	0.12	1.52	22
42.12	(17.44)	5,646	1.49	(0.36)	1.51	16
63.47	46.28	7,744	1.48	(0.26)	1.51	29
44.70	(4.32)	6,746	1.49	0.02	1.52	23

42.20	6.83	13,949	1.25	0.16	1.25	19
41.64	11.26	4,013	1.24	0.34	1.24	22
43.11	(17.24)	4,281	1.24	(0.11)	1.24	16
64.53	46.66	5,829	1.23	— (e)	1.24	29
45.38	(4.08)	2,948	1.24	0.28	1.24	23

54.56	7.12	542	0.99	0.44	1.08	19
53.01	11.54	538	0.99	0.57	1.01	22
53.28	(17.03)	688	0.99	0.14	1.00	16
76.73	47.01	834	0.98	0.25	1.00	29
53.63	(3.83)	449	0.98	0.53	1.01	23

55.00	7.31	575,395	0.80	0.63	0.85	19
53.42	11.76	882,992	0.80	0.83	0.84	22
53.64	(16.87)	778,819	0.80	0.34	0.84	16
77.14	47.29	1,309,013	0.79	0.44	0.84	29
53.88	(3.65)	984,863	0.80	0.71	0.84	23

54.98	7.37	1,603,059	0.74	0.68	0.75	19
53.41	11.83	2,036,447	0.74	0.88	0.74	22
53.63	(16.83)	1,793,598	0.74	0.39	0.75	16
77.14	47.39	2,069,498	0.73	0.50	0.74	29
53.87	(3.60)	1,625,610	0.74	0.78	0.74	23
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Small Cap Funds	55

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Small Cap Growth Fund
Class A
Year Ended June 30, 2024	$15.75	$(0.11)	$1.27	$1.16	$—	$—	$—
Year Ended June 30, 2023	13.92	(0.10)	2.00	1.90	—	(0.07)	(0.07)
Year Ended June 30, 2022	25.86	(0.20)	(8.46)	(8.66)	—	(3.28)	(3.28)
Year Ended June 30, 2021	18.70	(0.23)	9.22	8.99	(0.01)	(1.82)	(1.83)
Year Ended June 30, 2020	17.00	(0.11)	2.88	2.77	—	(1.07)	(1.07)
Class C
Year Ended June 30, 2024	9.08	(0.11)	0.72	0.61	—	—	—
Year Ended June 30, 2023	8.09	(0.10)	1.16	1.06	—	(0.07)	(0.07)
Year Ended June 30, 2022	16.62	(0.18)	(5.07)	(5.25)	—	(3.28)	(3.28)
Year Ended June 30, 2021	12.53	(0.23)	6.14	5.91	—	(1.82)	(1.82)
Year Ended June 30, 2020	11.78	(0.13)	1.95	1.82	—	(1.07)	(1.07)
Class I
Year Ended June 30, 2024	18.46	(0.08)	1.48	1.40	—	—	—
Year Ended June 30, 2023	16.26	(0.07)	2.34	2.27	—	(0.07)	(0.07)
Year Ended June 30, 2022	29.53	(0.16)	(9.83)	(9.99)	—	(3.28)	(3.28)
Year Ended June 30, 2021	21.14	(0.20)	10.46	10.26	(0.05)	(1.82)	(1.87)
Year Ended June 30, 2020	19.05	(0.07)	3.24	3.17	(0.01)	(1.07)	(1.08)
Class L
Year Ended June 30, 2024	19.38	(0.06)	1.56	1.50	—	—	—
Year Ended June 30, 2023	17.04	(0.05)	2.46	2.41	—	(0.07)	(0.07)
Year Ended June 30, 2022	30.73	(0.14)	(10.27)	(10.41)	—	(3.28)	(3.28)
Year Ended June 30, 2021	21.93	(0.16)	10.85	10.69	(0.07)	(1.82)	(1.89)
Year Ended June 30, 2020	19.71	(0.04)	3.36	3.32	(0.03)	(1.07)	(1.10)
Class R2
Year Ended June 30, 2024	14.74	(0.14)	1.18	1.04	—	—	—
Year Ended June 30, 2023	13.06	(0.13)	1.88	1.75	—	(0.07)	(0.07)
Year Ended June 30, 2022	24.55	(0.23)	(7.98)	(8.21)	—	(3.28)	(3.28)
Year Ended June 30, 2021	17.85	(0.27)	8.79	8.52	—	(1.82)	(1.82)
Year Ended June 30, 2020	16.31	(0.14)	2.75	2.61	—	(1.07)	(1.07)
Class R3
Year Ended June 30, 2024	15.71	(0.11)	1.25	1.14	—	—	—
Year Ended June 30, 2023	13.88	(0.10)	2.00	1.90	—	(0.07)	(0.07)
Year Ended June 30, 2022	25.79	(0.19)	(8.44)	(8.63)	—	(3.28)	(3.28)
Year Ended June 30, 2021	18.66	(0.23)	9.21	8.98	(0.03)	(1.82)	(1.85)
Year Ended June 30, 2020	17.00	(0.11)	2.87	2.76	(0.03)	(1.07)	(1.10)
Class R4
Year Ended June 30, 2024	15.99	(0.07)	1.29	1.22	—	—	—
Year Ended June 30, 2023	14.10	(0.06)	2.02	1.96	—	(0.07)	(0.07)
Year Ended June 30, 2022	26.08	(0.14)	(8.56)	(8.70)	—	(3.28)	(3.28)
Year Ended June 30, 2021	18.83	(0.17)	9.29	9.12	(0.05)	(1.82)	(1.87)
Year Ended June 30, 2020	17.09	(0.06)	2.90	2.84	(0.03)	(1.07)	(1.10)
Class R5
Year Ended June 30, 2024	19.40	(0.06)	1.56	1.50	—	—	—
Year Ended June 30, 2023	17.06	(0.05)	2.46	2.41	—	(0.07)	(0.07)
Year Ended June 30, 2022	30.76	(0.14)	(10.28)	(10.42)	—	(3.28)	(3.28)
Year Ended June 30, 2021	21.95	(0.16)	10.86	10.70	(0.07)	(1.82)	(1.89)
Year Ended June 30, 2020	19.72	(0.04)	3.36	3.32	(0.02)	(1.07)	(1.09)
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Small Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$16.91	7.37%	$337,263	1.24%	(0.70)%	1.26%	43%
15.75	13.67	365,116	1.24	(0.67)	1.26	33
13.92	(37.40)	384,556	1.25	(0.95)	1.26	35
25.86	48.64	760,153	1.23	(0.95)	1.25	52
18.70	16.92	500,357	1.24	(0.63)	1.27	51

9.69	6.72	28,114	1.74	(1.20)	1.76	43
9.08	13.13	35,717	1.74	(1.17)	1.76	33
8.09	(37.71)	41,416	1.75	(1.45)	1.76	35
16.62	47.95	90,880	1.73	(1.44)	1.74	52
12.53	16.32	62,434	1.74	(1.13)	1.77	51

19.86	7.58	672,889	0.99	(0.45)	1.00	43
18.46	13.97	474,603	0.99	(0.41)	1.01	33
16.26	(37.24)	569,015	1.00	(0.69)	1.01	35
29.53	49.03	1,013,916	0.98	(0.70)	0.99	52
21.14	17.19	466,094	0.99	(0.37)	1.01	51

20.88	7.74	525,520	0.84	(0.30)	0.85	43
19.38	14.16	625,672	0.84	(0.27)	0.85	33
17.04	(37.15)	496,522	0.85	(0.55)	0.86	35
30.73	49.21	1,096,814	0.84	(0.55)	0.84	52
21.93	17.40	735,649	0.84	(0.23)	0.86	51

15.78	7.06	12,988	1.49	(0.95)	1.53	43
14.74	13.42	16,702	1.49	(0.92)	1.53	33
13.06	(37.58)	16,716	1.50	(1.20)	1.52	35
24.55	48.29	31,503	1.49	(1.19)	1.51	52
17.85	16.64	24,496	1.49	(0.88)	1.52	51

16.85	7.26	4,483	1.24	(0.70)	1.29	43
15.71	13.70	5,799	1.24	(0.66)	1.29	33
13.88	(37.38)	5,134	1.25	(0.95)	1.28	35
25.79	48.67	9,313	1.24	(0.95)	1.27	52
18.66	16.86	5,217	1.24	(0.63)	1.29	51

17.21	7.63	4,013	0.99	(0.45)	1.01	43
15.99	13.92	4,955	0.99	(0.42)	1.01	33
14.10	(37.22)	5,073	1.00	(0.68)	1.01	35
26.08	49.01	5,878	0.98	(0.69)	0.99	52
18.83	17.25	2,821	0.99	(0.38)	1.04	51

20.90	7.73	12,015	0.84	(0.29)	0.86	43
19.40	14.14	18,939	0.84	(0.27)	0.86	33
17.06	(37.15)	20,537	0.84	(0.55)	0.86	35
30.76	49.22	40,613	0.84	(0.55)	0.85	52
21.95	17.37	22,261	0.84	(0.23)	0.86	51
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Small Cap Funds	57

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Small Cap Growth Fund (continued)
Class R6
Year Ended June 30, 2024	$19.73	$(0.04)	$1.59	$1.55	$—	$—	$—
Year Ended June 30, 2023	17.34	(0.03)	2.49	2.46	—	(0.07)	(0.07)
Year Ended June 30, 2022	31.17	(0.11)	(10.44)	(10.55)	—	(3.28)	(3.28)
Year Ended June 30, 2021	22.21	(0.13)	10.99	10.86	(0.08)	(1.82)	(1.90)
Year Ended June 30, 2020	19.95	(0.02)	3.40	3.38	(0.05)	(1.07)	(1.12)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Small Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$21.28	7.86%	$2,026,911	0.74%	(0.20)%	0.75%	43%
19.73	14.20	2,460,861	0.74	(0.17)	0.76	33
17.34	(37.07)	2,380,212	0.74	(0.44)	0.76	35
31.17	49.40	3,794,115	0.74	(0.45)	0.74	52
22.21	17.49	2,140,824	0.74	(0.12)	0.76	51
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Small Cap Funds	59

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Small Cap Value Fund
Class A
Year Ended June 30, 2024	$22.44	$0.18	$2.35	$2.53	$(0.31)	$(0.04)	$(0.35)
Year Ended June 30, 2023	22.93	0.21	1.58	1.79	(0.25)	(2.03)	(2.28)
Year Ended June 30, 2022	32.06	0.12	(4.25)	(4.13)	(0.13)	(4.87)	(5.00)
Year Ended June 30, 2021	18.48	0.12	13.59	13.71	(0.13)	—	(0.13)
Year Ended June 30, 2020	23.65	0.16	(3.82)	(3.66)	(0.18)	(1.33)	(1.51)
Class C
Year Ended June 30, 2024	15.99	0.04	1.67	1.71	(0.26)	(0.04)	(0.30)
Year Ended June 30, 2023	16.97	0.07	1.17	1.24	(0.19)	(2.03)	(2.22)
Year Ended June 30, 2022	25.08	(0.02)	(3.14)	(3.16)	(0.08)	(4.87)	(4.95)
Year Ended June 30, 2021	14.52	0.01	10.64	10.65	(0.09)	—	(0.09)
Year Ended June 30, 2020	18.90	0.04	(2.97)	(2.93)	(0.12)	(1.33)	(1.45)
Class I
Year Ended June 30, 2024	24.73	0.26	2.60	2.86	(0.36)	(0.04)	(0.40)
Year Ended June 30, 2023	25.05	0.30	1.71	2.01	(0.30)	(2.03)	(2.33)
Year Ended June 30, 2022	34.53	0.23	(4.65)	(4.42)	(0.19)	(4.87)	(5.06)
Year Ended June 30, 2021	19.88	0.21	14.62	14.83	(0.18)	—	(0.18)
Year Ended June 30, 2020	25.32	0.23	(4.11)	(3.88)	(0.23)	(1.33)	(1.56)
Class R2
Year Ended June 30, 2024	22.02	0.10	2.32	2.42	(0.26)	(0.04)	(0.30)
Year Ended June 30, 2023	22.54	0.15	1.55	1.70	(0.19)	(2.03)	(2.22)
Year Ended June 30, 2022	31.62	0.05	(4.17)	(4.12)	(0.09)	(4.87)	(4.96)
Year Ended June 30, 2021	18.25	0.06	13.41	13.47	(0.10)	—	(0.10)
Year Ended June 30, 2020	23.37	0.11	(3.77)	(3.66)	(0.13)	(1.33)	(1.46)
Class R3
Year Ended June 30, 2024	22.38	0.16	2.35	2.51	(0.29)	(0.04)	(0.33)
Year Ended June 30, 2023	22.88	0.21	1.57	1.78	(0.25)	(2.03)	(2.28)
Year Ended June 30, 2022	32.00	0.13	(4.24)	(4.11)	(0.14)	(4.87)	(5.01)
Year Ended June 30, 2021	18.45	0.13	13.56	13.69	(0.14)	—	(0.14)
Year Ended June 30, 2020	23.61	0.16	(3.81)	(3.65)	(0.18)	(1.33)	(1.51)
Class R4
Year Ended June 30, 2024	24.73	0.22	2.62	2.84	(0.29)	(0.04)	(0.33)
Year Ended June 30, 2023	25.05	0.29	1.72	2.01	(0.30)	(2.03)	(2.33)
Year Ended June 30, 2022	34.52	0.22	(4.63)	(4.41)	(0.19)	(4.87)	(5.06)
Year Ended June 30, 2021	19.88	0.22	14.61	14.83	(0.19)	—	(0.19)
Year Ended June 30, 2020	25.28	0.19	(4.06)	(3.87)	(0.20)	(1.33)	(1.53)
Class R5
Year Ended June 30, 2024	24.77	0.28	2.61	2.89	(0.39)	(0.04)	(0.43)
Year Ended June 30, 2023	25.09	0.35	1.70	2.05	(0.34)	(2.03)	(2.37)
Year Ended June 30, 2022	34.56	0.25	(4.63)	(4.38)	(0.22)	(4.87)	(5.09)
Year Ended June 30, 2021	19.89	0.24	14.64	14.88	(0.21)	—	(0.21)
Year Ended June 30, 2020	25.34	0.26	(4.11)	(3.85)	(0.27)	(1.33)	(1.60)
Class R6
Year Ended June 30, 2024	24.83	0.31	2.61	2.92	(0.42)	(0.04)	(0.46)
Year Ended June 30, 2023	25.14	0.36	1.72	2.08	(0.36)	(2.03)	(2.39)
Year Ended June 30, 2022	34.62	0.29	(4.66)	(4.37)	(0.24)	(4.87)	(5.11)
Year Ended June 30, 2021	19.92	0.27	14.66	14.93	(0.23)	—	(0.23)
Year Ended June 30, 2020	25.38	0.29	(4.13)	(3.84)	(0.29)	(1.33)	(1.62)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Small Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$24.62	11.39%	$128,868	1.19%	0.75%	1.28%	61%
22.44	7.77	133,755	1.22	0.91	1.28	79
22.93	(15.16)	149,658	1.27	0.41	1.27	56
32.06	74.48	200,857	1.26	0.48	1.26	78
18.48	(16.78)	123,496	1.25	0.74	1.27	42

17.40	10.86	3,063	1.69	0.23	1.81	61
15.99	7.24	4,518	1.71	0.41	1.78	79
16.97	(15.55)	5,633	1.74	(0.07)	1.78	56
25.08	73.59	8,518	1.73	0.04	1.78	78
14.52	(17.14)	9,340	1.74	0.23	1.78	42

27.19	11.70	178,662	0.94	0.99	1.01	61
24.73	8.03	200,551	0.96	1.17	1.01	79
25.05	(14.92)	233,127	0.99	0.74	1.01	56
34.53	74.94	232,544	0.99	0.76	1.01	78
19.88	(16.55)	131,992	0.99	0.98	1.01	42

24.14	11.07	24,215	1.49	0.45	1.60	61
22.02	7.49	25,900	1.49	0.65	1.59	79
22.54	(15.36)	24,815	1.49	0.19	1.57	56
31.62	74.05	34,800	1.48	0.26	1.58	78
18.25	(16.96)	25,034	1.49	0.51	1.57	42

24.56	11.35	13,606	1.24	0.69	1.30	61
22.38	7.73	16,360	1.24	0.90	1.29	79
22.88	(15.14)	14,635	1.24	0.45	1.28	56
32.00	74.49	17,272	1.23	0.50	1.28	78
18.45	(16.77)	10,384	1.24	0.76	1.29	42

27.24	11.60	92	0.99	0.86	1.01	61
24.73	8.00	23,193	0.99	1.15	1.01	79
25.05	(14.90)	22,156	0.99	0.70	1.01	56
34.52	74.92	28,524	0.98	0.69	1.00	78
19.88	(16.52)	464	0.99	0.92	1.16	42

27.23	11.78	24,300	0.84	1.10	0.86	61
24.77	8.16	107,200	0.84	1.40	0.86	79
25.09	(14.80)	42,404	0.86	0.81	0.86	56
34.56	75.16	58,262	0.86	0.87	0.86	78
19.89	(16.44)	30,637	0.85	1.11	0.87	42

27.29	11.88	901,005	0.74	1.20	0.76	61
24.83	8.28	875,055	0.74	1.39	0.76	79
25.14	(14.73)	798,822	0.76	0.94	0.76	56
34.62	75.36	929,661	0.76	0.98	0.76	78
19.92	(16.37)	624,226	0.75	1.24	0.76	42
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Small Cap Funds	61

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SMID Cap Equity Fund
Class A
Year Ended June 30, 2024	$14.45	$0.04	$0.83	$0.87	$(0.05)	$—	$(0.05)
Year Ended June 30, 2023	14.91	0.03	1.31	1.34	—	(1.80)	(1.80)
Year Ended June 30, 2022	21.12	(0.04)	(1.97)	(2.01)	—	(4.20)	(4.20)
Year Ended June 30, 2021	15.52	0.01	6.32	6.33	(0.10)	(0.63)	(0.73)
Year Ended June 30, 2020	18.24	0.11	(0.71)	(0.60)	(0.09)	(2.03)	(2.12)
Class C
Year Ended June 30, 2024	9.69	(0.02)	0.56	0.54	(0.01)	—	(0.01)
Year Ended June 30, 2023	10.61	(0.03)	0.91	0.88	—	(1.80)	(1.80)
Year Ended June 30, 2022	16.25	(0.10)	(1.34)	(1.44)	—	(4.20)	(4.20)
Year Ended June 30, 2021	12.08	(0.06)	4.89	4.83	(0.03)	(0.63)	(0.66)
Year Ended June 30, 2020	14.64	0.01	(0.52)	(0.51)	(0.02)	(2.03)	(2.05)
Class I
Year Ended June 30, 2024	16.13	0.09	0.91	1.00	(0.08)	—	(0.08)
Year Ended June 30, 2023	16.43	0.07	1.46	1.53	(0.03)	(1.80)	(1.83)
Year Ended June 30, 2022	22.81	0.01	(2.19)	(2.18)	—	(4.20)	(4.20)
Year Ended June 30, 2021	16.71	0.06	6.82	6.88	(0.15)	(0.63)	(0.78)
Year Ended June 30, 2020	19.48	0.16	(0.78)	(0.62)	(0.12)	(2.03)	(2.15)
Class R3
Year Ended June 30, 2024	14.41	0.05	0.82	0.87	(0.03)	—	(0.03)
Year Ended June 30, 2023	14.88	0.03	1.30	1.33	—	(1.80)	(1.80)
Year Ended June 30, 2022	21.08	(0.04)	(1.96)	(2.00)	—	(4.20)	(4.20)
Year Ended June 30, 2021	15.41	0.03	6.27	6.30	—	(0.63)	(0.63)
Year Ended June 30, 2020	18.12	0.11	(0.70)	(0.59)	(0.09)	(2.03)	(2.12)
Class R4
Year Ended June 30, 2024	16.04	0.08	0.92	1.00	(0.09)	—	(0.09)
Year Ended June 30, 2023	16.33	0.07	1.46	1.53	(0.02)	(1.80)	(1.82)
Year Ended June 30, 2022	22.70	—	(2.17)	(2.17)	—	(4.20)	(4.20)
Year Ended June 30, 2021	16.64	0.05	6.79	6.84	(0.15)	(0.63)	(0.78)
Year Ended June 30, 2020	19.41	0.15	(0.76)	(0.61)	(0.13)	(2.03)	(2.16)
Class R6
Year Ended June 30, 2024	16.20	0.13	0.93	1.06	(0.13)	—	(0.13)
Year Ended June 30, 2023	16.49	0.13	1.45	1.58	(0.07)	(1.80)	(1.87)
Year Ended June 30, 2022	22.83	0.06	(2.20)	(2.14)	—	(4.20)	(4.20)
Year Ended June 30, 2021	16.73	0.11	6.82	6.93	(0.20)	(0.63)	(0.83)
Year Ended June 30, 2020	19.49	0.21	(0.76)	(0.55)	(0.18)	(2.03)	(2.21)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Small Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$15.27	6.05%	$127,313	1.09%	0.27%	1.22%	39%
14.45	9.53	132,676	1.10	0.19	1.23	32
14.91	(13.00)	135,382	1.14	(0.22)	1.21	24
21.12	41.59	171,962	1.11	0.06	1.20	122
15.52	(4.62)	154,019	1.14	0.62	1.22	92

10.22	5.53	8,263	1.59	(0.23)	1.72	39
9.69	9.02	12,464	1.61	(0.32)	1.72	32
10.61	(13.45)	16,342	1.64	(0.72)	1.71	24
16.25	40.87	22,348	1.60	(0.42)	1.69	122
12.08	(5.06)	27,417	1.64	0.10	1.73	92

17.05	6.24	91,835	0.84	0.52	0.96	39
16.13	9.83	106,068	0.86	0.44	0.97	32
16.43	(12.76)	120,273	0.89	0.03	0.95	24
22.81	41.95	148,567	0.86	0.29	0.94	122
16.71	(4.40)	119,926	0.89	0.85	0.96	92

15.25	6.04	862	1.09	0.31	1.26	39
14.41	9.49	1,369	1.11	0.19	1.21	32
14.88	(12.98)	1,489	1.14	(0.23)	1.20	24
21.08	41.57	2,223	1.08	0.20	1.18	122
15.41	(4.58)	12,615	1.14	0.63	1.20	92

16.95	6.24	272	0.84	0.51	1.09	39
16.04	9.87	251	0.85	0.45	0.96	32
16.33	(12.79)	222	0.89	(0.02)	0.94	24
22.70	41.87	1,146	0.86	0.26	0.93	122
16.64	(4.38)	562	0.89	0.82	0.98	92

17.13	6.55	164,656	0.59	0.77	0.70	39
16.20	10.15	84,313	0.60	0.78	0.71	32
16.49	(12.56)	37,375	0.64	0.27	0.70	24
22.83	42.21	73,530	0.60	0.57	0.68	122
16.73	(4.08)	76,126	0.64	1.16	0.70	92
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Small Cap Funds	63

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Small Company Fund
Class A
Year Ended June 30, 2024	$15.77	$0.02	$1.81	$1.83	$(0.03)	$—	$(0.03)
Year Ended June 30, 2023	14.62	0.04	1.99	2.03	(0.03)	(0.85)	(0.88)
Year Ended June 30, 2022	23.54	(0.01)	(3.59)	(3.60)	—	(5.32)	(5.32)
Year Ended June 30, 2021	14.84	(0.01)	9.26	9.25	(0.04)	(0.51)	(0.55)
Year Ended June 30, 2020	15.96	0.03	(1.10)	(1.07)	(0.04)	(0.01)	(0.05)
Class C
Year Ended June 30, 2024	14.27	(0.06)	1.63	1.57	—	—	—
Year Ended June 30, 2023	13.34	(0.04)	1.82	1.78	—	(0.85)	(0.85)
Year Ended June 30, 2022	22.04	(0.11)	(3.27)	(3.38)	—	(5.32)	(5.32)
Year Ended June 30, 2021	13.96	(0.10)	8.69	8.59	—	(0.51)	(0.51)
Year Ended June 30, 2020	15.06	(0.05)	(1.04)	(1.09)	—	(0.01)	(0.01)
Class I
Year Ended June 30, 2024	16.44	0.06	1.89	1.95	(0.07)	—	(0.07)
Year Ended June 30, 2023	15.21	0.08	2.07	2.15	(0.07)	(0.85)	(0.92)
Year Ended June 30, 2022	24.21	0.04	(3.72)	(3.68)	—	(5.32)	(5.32)
Year Ended June 30, 2021	15.25	0.04	9.51	9.55	(0.08)	(0.51)	(0.59)
Year Ended June 30, 2020	16.40	0.07	(1.12)	(1.05)	(0.09)	(0.01)	(0.10)
Class L
Year Ended June 30, 2024	16.43	0.08	1.89	1.97	(0.09)	—	(0.09)
Year Ended June 30, 2023	15.20	0.10	2.07	2.17	(0.09)	(0.85)	(0.94)
Year Ended June 30, 2022	24.18	0.07	(3.71)	(3.64)	(0.02)	(5.32)	(5.34)
Year Ended June 30, 2021	15.23	0.07	9.51	9.58	(0.12)	(0.51)	(0.63)
Year Ended June 30, 2020	16.38	0.10	(1.12)	(1.02)	(0.12)	(0.01)	(0.13)
Class R2
Year Ended June 30, 2024	15.15	(0.03)	1.74	1.71	—	—	—
Year Ended June 30, 2023	14.08	—	1.92	1.92	—	(0.85)	(0.85)
Year Ended June 30, 2022	22.92	(0.06)	(3.46)	(3.52)	—	(5.32)	(5.32)
Year Ended June 30, 2021	14.48	(0.06)	9.02	8.96	(0.01)	(0.51)	(0.52)
Year Ended June 30, 2020	15.58	(0.01)	(1.08)	(1.09)	—	(0.01)	(0.01)
Class R3
Year Ended June 30, 2024	15.60	0.01	1.80	1.81	(0.03)	—	(0.03)
Year Ended June 30, 2023	14.48	0.04	1.96	2.00	(0.03)	(0.85)	(0.88)
Year Ended June 30, 2022	23.36	(0.01)	(3.55)	(3.56)	—	(5.32)	(5.32)
Year Ended June 30, 2021	14.74	(0.01)	9.20	9.19	(0.06)	(0.51)	(0.57)
Year Ended June 30, 2020	15.87	0.03	(1.10)	(1.07)	(0.05)	(0.01)	(0.06)
Class R4
Year Ended June 30, 2024	16.29	0.06	1.86	1.92	(0.06)	—	(0.06)
Year Ended June 30, 2023	15.08	0.08	2.05	2.13	(0.07)	(0.85)	(0.92)
Year Ended June 30, 2022	24.05	0.04	(3.69)	(3.65)	—	(5.32)	(5.32)
Year Ended June 30, 2021	15.16	0.04	9.46	9.50	(0.10)	(0.51)	(0.61)
Year Ended June 30, 2020	16.32	0.07	(1.12)	(1.05)	(0.10)	(0.01)	(0.11)
Class R5
Year Ended June 30, 2024	16.36	0.09	1.88	1.97	(0.10)	—	(0.10)
Year Ended June 30, 2023	15.15	0.11	2.05	2.16	(0.10)	(0.85)	(0.95)
Year Ended June 30, 2022	24.13	0.07	(3.71)	(3.64)	(0.02)	(5.32)	(5.34)
Year Ended June 30, 2021	15.20	0.07	9.49	9.56	(0.12)	(0.51)	(0.63)
Year Ended June 30, 2020	16.34	0.09	(1.11)	(1.02)	(0.11)	(0.01)	(0.12)
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Small Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$17.57	11.63%	$114,030	1.19%	0.12%	1.23%	61%
15.77	14.22	106,876	1.20	0.26	1.23	83
14.62	(19.61)	103,884	1.22	(0.06)	1.22	66
23.54	63.19	135,165	1.22	(0.03)	1.22	94
14.84	(6.76)	94,883	1.22	0.18	1.23	52

15.84	11.00	5,231	1.69	(0.40)	1.76	61
14.27	13.66	8,203	1.71	(0.27)	1.75	83
13.34	(20.00)	12,408	1.73	(0.59)	1.73	66
22.04	62.34	22,386	1.73	(0.56)	1.73	94
13.96	(7.25)	18,297	1.74	(0.34)	1.74	52

18.32	11.88	165,043	0.94	0.36	0.97	61
16.44	14.47	180,955	0.95	0.51	0.97	83
15.21	(19.36)	159,356	0.97	0.19	0.97	66
24.21	63.52	216,248	0.96	0.21	0.97	94
15.25	(6.51)	160,892	0.96	0.44	0.96	52

18.31	12.03	230,481	0.82	0.49	0.82	61
16.43	14.63	216,963	0.82	0.63	0.82	83
15.20	(19.22)	226,823	0.81	0.34	0.81	66
24.18	63.78	317,162	0.81	0.37	0.81	94
15.23	(6.37)	302,427	0.81	0.60	0.81	52

16.86	11.29	41,337	1.48	(0.18)	1.49	61
15.15	13.95	39,461	1.49	(0.03)	1.49	83
14.08	(19.82)	33,542	1.48	(0.32)	1.48	66
22.92	62.71	43,496	1.48	(0.31)	1.48	94
14.48	(7.01)	30,330	1.48	(0.09)	1.49	52

17.38	11.62	38,072	1.22	0.09	1.22	61
15.60	14.16	34,230	1.22	0.24	1.22	83
14.48	(19.58)	29,731	1.22	(0.05)	1.22	66
23.36	63.20	36,745	1.21	(0.04)	1.21	94
14.74	(6.78)	22,953	1.21	0.20	1.21	52

18.15	11.84	6,267	0.97	0.34	0.97	61
16.29	14.49	5,662	0.96	0.50	0.97	83
15.08	(19.37)	9,072	0.96	0.20	0.97	66
24.05	63.52	11,590	0.97	0.20	0.98	94
15.16	(6.55)	8,042	0.97	0.45	0.98	52

18.23	12.05	23,532	0.82	0.52	0.82	61
16.36	14.63	12,461	0.82	0.68	0.82	83
15.15	(19.25)	4,634	0.81	0.33	0.81	66
24.13	63.83	9,804	0.81	0.35	0.81	94
15.20	(6.36)	6,496	0.81	0.56	0.81	52
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Small Cap Funds	65

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Small Company Fund (continued)
Class R6
Year Ended June 30, 2024	$16.44	$0.10	$1.90	$2.00	$(0.11)	$—	$(0.11)
Year Ended June 30, 2023	15.21	0.12	2.07	2.19	(0.11)	(0.85)	(0.96)
Year Ended June 30, 2022	24.20	0.09	(3.72)	(3.63)	(0.04)	(5.32)	(5.36)
Year Ended June 30, 2021	15.25	0.09	9.51	9.60	(0.14)	(0.51)	(0.65)
Year Ended June 30, 2020	16.40	0.11	(1.12)	(1.01)	(0.13)	(0.01)	(0.14)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Small Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$18.33	12.18%	$335,591	0.72%	0.58%	0.72%	61%
16.44	14.76	328,481	0.72	0.73	0.72	83
15.21	(19.18)	290,297	0.72	0.45	0.72	66
24.20	63.87	349,316	0.71	0.46	0.72	94
15.25	(6.27)	255,716	0.71	0.68	0.71	52
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Small Cap Funds	67

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust II (“JPM II") (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 6 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Small Cap Blend Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Small Cap Equity Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan Small Cap Growth Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Small Cap Value Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan SMID Cap Equity Fund	Class A, Class C, Class I, Class R3, Class R4 and Class R6	JPM II	Diversified
JPMorgan U.S. Small Company Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
The investment objective of JPMorgan Small Cap Blend Fund (“Small Cap Blend Fund”) and JPMorgan Small Cap Equity Fund (“Small Cap Equity Fund”) is to seek capital growth over the long term.
The investment objective of JPMorgan Small Cap Growth Fund (“Small Cap Growth Fund”) is to seek long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies.
The investment objective of JPMorgan Small Cap Value Fund (“Small Cap Value Fund”) is to seek long-term capital growth primarily by investing in equity securities of small-capitalization companies.
The investment objective of JPMorgan SMID Cap Equity Fund (“SMID Cap Equity Fund”) is to seek long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.
The investment objective of JPMorgan U.S. Small Company Fund (“U.S. Small Company Fund”) is to seek to provide high total return from a portfolio of small company stocks.
All share classes of Small Cap Growth Fund and Class L Shares of U.S. Small Company Fund are publicly offered on a limited basis. Investors are not eligible to purchase shares of Small Cap Growth Fund and Class L Shares of the U.S. Small Company Fund unless they meet certain requirements as described in the Small Cap Growth Fund's and U.S. Small Company Fund's prospectuses.
Prior to October, 28, 2022, share classes of Small Cap Equity Fund were publicly offered on a limited basis. Investors were not eligible to purchase shares of the Small Cap Equity Fund unless they met certain requirements as described in the Small Cap Equity Fund's prospectus.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

68	J.P. Morgan Small Cap Funds	June 30, 2024

A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Small Cap Blend Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,491,397	$—	$—	$1,491,397

(a)	Please refer to the SOI for specifics of portfolio holdings.

June 30, 2024	J.P. Morgan Small Cap Funds	69

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
Small Cap Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,672,287	$—	$—	$4,672,287

(a)	Please refer to the SOI for specifics of portfolio holdings.

Small Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,686,603	$—	$—	$3,686,603

(a)	Please refer to the SOI for specifics of portfolio holdings.

Small Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,270,460	$—	$—	$1,270,460
Appreciation in Other Financial Instruments
Futures Contracts (a)	$410	$—	$—	$410

(a)	Please refer to the SOI for specifics of portfolio holdings.

SMID Cap Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$395,086	$—	$—	$395,086

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Small Company Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$5,536	$—	$—	$5,536
Air Freight & Logistics	4,657	—	—	4,657
Automobile Components	13,584	—	—	13,584
Banks	84,020	—	—	84,020
Beverages	3,444	—	—	3,444
Biotechnology	82,587	—	— (a)	82,587
Broadline Retail	843	—	—	843
Building Products	16,602	—	—	16,602
Capital Markets	20,070	—	—	20,070
Chemicals	13,351	—	—	13,351
Commercial Services & Supplies	18,570	—	—	18,570
Communications Equipment	1,416	—	—	1,416
Construction & Engineering	32,304	—	—	32,304

70	J.P. Morgan Small Cap Funds	June 30, 2024

U.S. Small Company Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Construction Materials	$3,315	$—	$—	$3,315
Consumer Finance	4,887	—	—	4,887
Consumer Staples Distribution & Retail	8,438	—	—	8,438
Containers & Packaging	1,351	—	—	1,351
Diversified Consumer Services	12,617	—	—	12,617
Diversified REITs	5,671	—	—	5,671
Diversified Telecommunication Services	3,734	—	—	3,734
Electric Utilities	6,448	—	—	6,448
Electrical Equipment	10,275	—	—	10,275
Electronic Equipment, Instruments & Components	17,584	—	—	17,584
Energy Equipment & Services	22,019	—	—	22,019
Entertainment	1,691	—	—	1,691
Financial Services	32,736	—	—	32,736
Food Products	11,710	—	—	11,710
Gas Utilities	8,483	—	—	8,483
Ground Transportation	1,839	—	—	1,839
Health Care Equipment & Supplies	32,067	—	—	32,067
Health Care Providers & Services	21,191	—	—	21,191
Health Care REITs	4,810	—	—	4,810
Health Care Technology	3,429	—	—	3,429
Hotel & Resort REITs	9,812	—	—	9,812
Hotels, Restaurants & Leisure	20,932	—	—	20,932
Household Durables	22,052	—	—	22,052
Independent Power and Renewable Electricity Producers	2,480	—	—	2,480
Industrial REITs	6,421	—	—	6,421
Insurance	10,396	—	—	10,396
Interactive Media & Services	7,352	—	—	7,352
IT Services	4,412	—	—	4,412
Leisure Products	2,323	—	—	2,323
Life Sciences Tools & Services	7,428	—	— (a)	7,428
Machinery	21,174	—	—	21,174
Marine Transportation	3,672	—	—	3,672
Media	5,150	—	—	5,150
Metals & Mining	16,463	—	—	16,463
Mortgage Real Estate Investment Trusts (REITs)	6,222	—	—	6,222
Multi-Utilities	4,494	—	—	4,494
Office REITs	7,853	—	—	7,853
Oil, Gas & Consumable Fuels	33,265	—	—	33,265
Passenger Airlines	5,625	—	—	5,625
Personal Care Products	11,189	—	—	11,189
Pharmaceuticals	12,150	—	—	12,150
Professional Services	20,074	—	—	20,074
Real Estate Management & Development	4,908	—	—	4,908
Residential REITs	2,753	—	—	2,753
Retail REITs	13,801	—	—	13,801
Semiconductors & Semiconductor Equipment	38,991	—	—	38,991
Software	57,156	—	—	57,156
Specialized REITs	2,433	—	—	2,433
Specialty Retail	24,936	—	—	24,936

June 30, 2024	J.P. Morgan Small Cap Funds	71

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
U.S. Small Company Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Technology Hardware, Storage & Peripherals	$8,060	$—	$—	$8,060
Textiles, Apparel & Luxury Goods	5,376	—	—	5,376
Trading Companies & Distributors	24,652	—	—	24,652
Water Utilities	1,351	—	—	1,351
Wireless Telecommunication Services	798	—	—	798
Total Common Stocks	937,433	—	— (a)	937,433
Short-Term Investments
Investment Companies	10,540	—	—	10,540
Investment of Cash Collateral from Securities Loaned	55,696	—	—	55,696
Total Short-Term Investments	66,236	—	—	66,236
Total Investments in Securities	$1,003,669	$—	$— (a)	$1,003,669
Appreciation in Other Financial Instruments
Futures Contracts	$106	$—	$—	$106

(a)	Amount rounds to less than one thousand.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of June 30, 2024, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

72	J.P. Morgan Small Cap Funds	June 30, 2024

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of June 30, 2024.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Small Cap Blend Fund	$46,409	$(46,409)	$—
Small Cap Equity Fund	109,787	(109,787)	—
Small Cap Growth Fund	101,252	(101,252)	—
Small Cap Value Fund	28,735	(28,735)	—
U.S. Small Company Fund	44,462	(44,462)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the year ended June 30, 2024, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
Small Cap Blend Fund	$5
Small Cap Equity Fund	17
Small Cap Growth Fund	17
Small Cap Value Fund	5
SMID Cap Equity Fund	— (a)
U.S. Small Company Fund	4

(a)	Amount rounds to less than one thousand.
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Small Cap Blend Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$29,696	$234,226	$234,995	$— (c)	$—	$28,927	28,921	$1,729	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (a) (b)	45,257	290,000	291,500	(8)*	—	43,749	43,749	3,390 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	5,475	149,177	149,636	—	—	5,016	5,016	440 *	—
Total	$80,428	$673,403	$676,131	$(8)	$—	$77,692		$5,559	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.

June 30, 2024	J.P. Morgan Small Cap Funds	73

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Small Cap Equity Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$162,027	$1,659,178	$1,715,330	$13	$(15)	$105,873	105,852	$8,058	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (a) (b)	247,060	828,798	976,900	23 *	(12)	98,969	98,969	11,072 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	61,967	421,445	470,918	—	—	12,494	12,494	1,370 *	—
Total	$471,054	$2,909,421	$3,163,148	$36	$(27)	$217,336		$20,500	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Small Cap Growth Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$62,312	$1,140,279	$1,164,583	$9	$— (c)	$38,017	38,010	$2,167	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (a) (b)	236,014	928,001	1,058,000	(15)*	8	106,008	106,008	10,783 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	50,951	412,846	451,812	—	—	11,985	11,985	1,344 *	—
Total	$349,277	$2,481,126	$2,674,395	$(6)	$8	$156,010		$14,294	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Small Cap Value Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$28,802	$495,251	$499,717	$10	$(2)	$24,344	24,339	$1,522	$—

74	J.P. Morgan Small Cap Funds	June 30, 2024

Small Cap Value Fund (continued)
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (a) (b)	$28,586	$316,004	$318,000	$1 *	$(2)	$26,589	26,589	$3,115 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	5,498	135,011	136,584	—	—	3,925	3,925	405 *	—
Total	$62,886	$946,266	$954,301	$11	$(4)	$54,858		$5,042	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

SMID Cap Equity Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$8,885	$151,928	$148,312	$(1)	$1	$12,501	12,498	$485	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	3,028	6,133	9,161	—	—	—	—	20 *	—
Total	$11,913	$158,061	$157,473	$(1)	$1	$12,501		$505	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Small Company Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$14,703	$288,889	$293,055	$3	$—	$10,540	10,538	$1,043	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (a) (b)	26,588	257,000	234,000	(3)*	(1)	49,584	49,584	2,690 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	6,219	145,972	146,079	—	—	6,112	6,112	361 *	—
Total	$47,510	$691,861	$673,134	$— (c)	$(1)	$66,236		$4,094	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

June 30, 2024	J.P. Morgan Small Cap Funds	75

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
E. Options— Small Cap Blend Fund purchased put and call options on various instruments including options on indices to manage and hedge interest rate risks within their portfolios and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.
Options Purchased — Premiums paid by the Fund for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
The Fund's exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
F. Futures Contracts— Small Cap Value Fund and U.S. Small Company Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Funds' options and futures contracts activity during the year ended June 30, 2024 (amounts in thousands, except number of contracts):
	Small Cap Blend Fund	Small Cap Value Fund	U.S. Small Company Fund
Futures Contracts:
Average Notional Balance Long	$—	$30,335	$22,128
Ending Notional Balance Long	—	55,703	23,356
Exchange-Traded Options:
Average Number of Contracts Purchased	631	—	—
G. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual

76	J.P. Morgan Small Cap Funds	June 30, 2024

amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
H. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended June 30, 2024 are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Small Cap Blend Fund
Transfer agency fees	$26	$4	$7	n/a	n/a	n/a	n/a	n/a	$3	$40
Small Cap Equity Fund
Transfer agency fees	5	3	207	n/a	$2	$— (a)	$1	$9	30	257
Small Cap Growth Fund
Transfer agency fees	42	3	18	$6	5	2	1	1	71	149
Small Cap Value Fund
Transfer agency fees	32	2	10	n/a	24	6	— (a)	2	32	108
SMID Cap Equity Fund
Transfer agency fees	31	2	10	n/a	n/a	1	— (a)	n/a	3	47
U.S. Small Company Fund
Transfer agency fees	11	3	9	5	7	2	— (a)	1	16	54

(a)	Amount rounds to less than one thousand.

June 30, 2024	J.P. Morgan Small Cap Funds	77

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
I. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of June 30, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
J. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually, except for Small Cap Value Fund, for which distributions are generally declared and paid at least quarterly. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Small Cap Blend Fund	$—	$1,362	$(1,362)
Small Cap Equity Fund	33,675	50	(33,725)
Small Cap Growth Fund	—	22,452	(22,452)
Small Cap Value Fund	—	6,857	(6,857)
SMID Cap Equity Fund	—	22	(22)
U.S. Small Company Fund	—	127	(127)
The reclassifications for the Funds relate primarily to tax adjustments on certain investments and tax equalization.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Small Cap Blend Fund	0.65%
Small Cap Equity Fund	0.65
Small Cap Growth Fund	0.65
Small Cap Value Fund	0.65
SMID Cap Equity Fund	0.55
U.S. Small Company Fund	0.60
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the year ended June 30, 2024, the effective rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

78	J.P. Morgan Small Cap Funds	June 30, 2024

C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Small Cap Blend Fund	0.25%	0.75%	n/a	n/a
Small Cap Equity Fund	0.25	0.75	0.50%	0.25%
Small Cap Growth Fund	0.25	0.75	0.50	0.25
Small Cap Value Fund	0.25	0.75	0.50	0.25
SMID Cap Equity Fund	0.25	0.75	n/a	0.25
U.S. Small Company Fund	0.25	0.75	0.50	0.25
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended June 30, 2024, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Small Cap Blend Fund	$54	$1
Small Cap Equity Fund	29	—
Small Cap Growth Fund	9	—
Small Cap Value Fund	3	— (a)
SMID Cap Equity Fund	3	—
U.S. Small Company Fund	5	—

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Small Cap Blend Fund	0.25%	0.25%	0.25%	n/a	n/a	n/a	n/a	n/a
Small Cap Equity Fund	0.25	0.25	0.25	n/a	0.25%	0.25%	0.25%	0.10%
Small Cap Growth Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
Small Cap Value Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
SMID Cap Equity Fund	0.25	0.25	0.25	n/a	n/a	0.25	0.25	n/a
U.S. Small Company Fund	0.25	0.25	0.25	0.10	0.25	0.25	0.25	0.10
JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

June 30, 2024	J.P. Morgan Small Cap Funds	79

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Small Cap Blend Fund	1.24%	1.74%	0.99%	n/a	n/a	n/a	n/a	0.74%
Small Cap Equity Fund	n/a	n/a	0.99	1.49%	n/a	0.99%	0.80%	n/a
Small Cap Growth Fund	1.24	1.74	0.99	1.49	1.24%	0.99	0.84	0.74
Small Cap Value Fund	1.19	1.69	0.94	1.49	1.24	0.99	0.84	0.74
SMID Cap Equity Fund	1.09	1.59	0.84	n/a	1.09	0.84	n/a	0.59
U.S. Small Company Fund	1.19	1.69	0.94	n/a	n/a	n/a	n/a	n/a
The expense limitation agreements were in effect for the year ended June 30, 2024 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2024.
For the year ended June 30, 2024, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Small Cap Blend Fund	$218	$145	$35	$398	$1
Small Cap Equity Fund	—	—	613	613	—
Small Cap Growth Fund	137	86	71	294	71
Small Cap Value Fund	148	97	231	476	19
SMID Cap Equity Fund	237	157	37	431	— (a)
U.S. Small Company Fund	—	—	98	98	—

(a)	Amount rounds to less than one thousand.
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the year ended June 30, 2024 were as follows:

Small Cap Blend Fund	$38
Small Cap Equity Fund	182
Small Cap Growth Fund	48
Small Cap Value Fund	33
SMID Cap Equity Fund	11
U.S. Small Company Fund	23
JPMIM voluntarily agreed to reimburse the Funds for the Trustee Fees paid to one of the interested Trustees. For the year ended June 30, 2024, the amount of these reimbursements were as follows:

Small Cap Blend Fund	$1
Small Cap Equity Fund	1
Small Cap Growth Fund	1
Small Cap Value Fund	1
SMID Cap Equity Fund	1

80	J.P. Morgan Small Cap Funds	June 30, 2024

U.S. Small Company Fund	$1
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended June 30, 2024, Small Cap Blend Fund and Small Cap Growth Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The below Funds used related party broker-dealers during the year ended June 30, 2024, and incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows:
Brokerage Commissions
Small Cap Blend Fund	$27
Small Cap Equity Fund	12
Small Cap Growth Fund	158
Small Cap Value Fund	36
SMID Cap Equity Fund	5
U.S. Small Company Fund	27
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended June 30, 2024, purchases and sales of investments (excluding short-term investments and transfers in-kind) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Small Cap Blend Fund	$534,244	$519,131
Small Cap Equity Fund	968,055	2,443,597
Small Cap Growth Fund	1,603,554	2,335,659
Small Cap Value Fund	814,070	1,097,997
SMID Cap Equity Fund	172,616	136,718
U.S. Small Company Fund	551,137	631,375
During the year ended June 30, 2024, there were no purchases or sales of U.S. Government securities.

June 30, 2024	J.P. Morgan Small Cap Funds	81

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2024 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Small Cap Blend Fund	$1,273,266	$318,850	$100,719	$218,131
Small Cap Equity Fund	3,344,384	1,618,817	290,914	1,327,903
Small Cap Growth Fund	3,102,036	940,713	356,146	584,567
Small Cap Value Fund	1,096,543	222,720	48,393	174,327
SMID Cap Equity Fund	340,287	73,844	19,045	54,799
U.S. Small Company Fund	854,707	215,851	66,783	149,068
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain investments, certain derivatives and wash sale loss deferrals.
The tax character of distributions paid during the year ended June 30, 2024 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Small Cap Blend Fund	$6,036	$—	$6,036
Small Cap Equity Fund	48,340	171,806	220,146
Small Cap Value Fund	20,731	2,214	22,945
SMID Cap Equity Fund	1,685	—	1,685
U.S. Small Company Fund	4,171	—	4,171

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2023 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Small Cap Blend Fund	$3,896	$21,401	$25,297
Small Cap Equity Fund	14,354	649,822	664,176
Small Cap Growth Fund	—	14,788	14,788
Small Cap Value Fund	17,649	100,386	118,035
SMID Cap Equity Fund	1,631	33,622	35,253
U.S. Small Company Fund	4,425	47,240	51,665

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

82	J.P. Morgan Small Cap Funds	June 30, 2024

As of June 30, 2024, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Small Cap Blend Fund	$8,954	$(29,503)	$218,131
Small Cap Equity Fund	29,942	263,054	1,327,903
Small Cap Growth Fund	18,483	(241,783)	584,567
Small Cap Value Fund	6,329	48,819	174,327
SMID Cap Equity Fund	768	(4,867)	54,799
U.S. Small Company Fund	1,627	31,409	149,068
The cumulative timing differences primarily consist of tax adjustments on certain investments, certain derivatives and wash sale loss deferrals.
As of June 30, 2024, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Small Cap Blend Fund	$6,539	$22,964
Small Cap Growth Fund	—	241,783
SMID Cap Equity Fund	—	4,867
During the year ended June 30, 2024, the following Funds utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
Small Cap Blend Fund	$15,207
Small Cap Growth Fund	29,849
U.S. Small Company Fund	15,080
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended June 30, 2024.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 29, 2024.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2024.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which

June 30, 2024	J.P. Morgan Small Cap Funds	83

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate (SOFR). Effective August 6, 2024, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the year ended June 30, 2024.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of June 30, 2024, the Funds had individual shareholder and/or affiliated omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Small Cap Blend Fund	—	— %	1	60.8%
Small Cap Equity Fund	—	—	2	27.3
Small Cap Growth Fund	—	—	3	40.4
Small Cap Value Fund	—	—	2	28.2
SMID Cap Equity Fund	1	25.8	2	31.5
U.S. Small Company Fund	—	—	3	44.9
As of June 30, 2024, J.P. Morgan Investor Funds and JPMorgan SmartRetirement Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the following Fund:
	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds
Small Cap Value Fund	13.2%	12.1%
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
Because the Funds invest in Real Estate Investment Trusts ("REITs"), the Funds may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.
The Funds invest in companies with relatively small market capitalizations. Investments in companies with relatively small market capitalizations may involve greater risk than is usually associated with stocks of larger companies. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalizations.
The Funds are subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions, may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

84	J.P. Morgan Small Cap Funds	June 30, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of JPMorgan Trust I and JPMorgan Trust II and Shareholders of JPMorgan Small Cap Blend Fund, JPMorgan Small Cap Equity Fund, JPMorgan Small Cap Growth Fund, JPMorgan Small Cap Value Fund, JPMorgan SMID Cap Equity Fund and JPMorgan U.S. Small Company Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Small Cap Blend Fund, JPMorgan Small Cap Equity Fund and JPMorgan U.S. Small Company Fund (three of the funds constituting JPMorgan Trust I) and JPMorgan Small Cap Growth Fund, JPMorgan Small Cap Value Fund and JPMorgan SMID Cap Equity Fund (three of the funds constituting JPMorgan Trust II) (hereafter collectively referred to as the "Funds") as of June 30, 2024, the related statements of operations for the year ended June 30, 2024, the statements of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2024 and each of the financial highlights for each of the five years in the period ended June 30, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
August 27, 2024
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

June 30, 2024	J.P. Morgan Small Cap Funds	85

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended June 30, 2024. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2024. The information necessary to complete your income tax returns for the calendar year ending December 31, 2024 will be provided under separate cover.
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2024:
Dividends Received Deduction
JPMorgan Small Cap Blend Fund	100.00%
JPMorgan Small Cap Equity Fund	100.00
JPMorgan Small Cap Value Fund	75.50
JPMorgan SMID Cap Equity Fund	100.00
JPMorgan U.S. Small Company Fund	100.00
Long Term Capital Gain
Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended June 30, 2024:
Long-Term Capital Gain Distribution
JPMorgan Small Cap Equity Fund	$202,779
JPMorgan Small Cap Value Fund	2,214
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2024:
Qualified Dividend Income
JPMorgan Small Cap Blend Fund	$6,036
JPMorgan Small Cap Equity Fund	48,340
JPMorgan Small Cap Value Fund	16,099
JPMorgan SMID Cap Equity Fund	1,685
JPMorgan U.S. Small Company Fund	4,171
Section 199A Income
The following funds had the following amount, or maximum allowable amount, of ordinary income distributions treated as 199A dividends for the fiscal year ended June 30, 2024.
Qualified Business Income
JPMorgan Small Cap Value Fund	$1,165

86	undefined	June 30, 2024

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. June 2024.
AN-SC-624

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.

Annual Report
J.P. Morgan SmartRetirement® Funds
June 30, 2024
JPMorgan SmartRetirement® Income Fund
JPMorgan SmartRetirement® 2020 Fund
JPMorgan SmartRetirement® 2025 Fund
JPMorgan SmartRetirement® 2030 Fund
JPMorgan SmartRetirement® 2035 Fund
JPMorgan SmartRetirement® 2040 Fund
JPMorgan SmartRetirement® 2045 Fund
JPMorgan SmartRetirement® 2050 Fund
JPMorgan SmartRetirement® 2055 Fund
JPMorgan SmartRetirement® 2060 Fund
JPMorgan SmartRetirement® 2065 Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan SmartRetirement® Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 73.9%
Fixed Income — 49.1%
JPMorgan Core Bond Fund Class R6 Shares (a)	32,870	332,312
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	15,566	110,831
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	3,113	19,020
JPMorgan High Yield Fund Class R6 Shares (a)	8,788	56,066
Total Fixed Income		518,229
International Equity — 4.9%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	249	7,822
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	707	11,802
JPMorgan International Equity Fund Class R6 Shares (a)	1,630	32,550
Total International Equity		52,174
U.S. Equity — 19.9%
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	103	5,641
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	252	5,375
JPMorgan Small Cap Value Fund Class R6 Shares (a)	196	5,344
JPMorgan U.S. Equity Fund Class R6 Shares (a)	3,919	96,850
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	2,265	96,781
Total U.S. Equity		209,991
Total Investment Companies (Cost $691,028)		780,394
Exchange-Traded Funds — 21.6%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	25	2,184
JPMorgan Realty Income ETF (a)	146	6,441
Total Alternative Assets		8,625
Fixed Income — 6.4%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	304	13,897
JPMorgan Inflation Managed Bond ETF (a)	1,132	52,882
Total Fixed Income		66,779
International Equity — 11.6%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	515	19,671
JPMorgan Global Select Equity ETF (a)	702	42,367
JPMorgan International Research Enhanced Equity ETF (a)	968	60,579
Total International Equity		122,617
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 2.8%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	338	29,772
Total Exchange-Traded Funds (Cost $197,796)		227,793
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.0% ^
U.S. Treasury Notes 4.13%, 1/31/2025 (Cost $327)	329	327
	SHARES (000)
Short-Term Investments — 4.3%
Investment Companies — 4.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b) (Cost $45,236)	45,236	45,236
Total Investments — 99.8% (Cost $934,387)		1,053,750
Other Assets Less Liabilities — 0.2%		2,619
NET ASSETS — 100.0%		1,056,369

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	1

JPMorgan SmartRetirement® 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 74.0%
Fixed Income — 49.2%
JPMorgan Core Bond Fund Class R6 Shares (a)	39,509	399,439
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	18,711	133,219
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	3,750	22,912
JPMorgan High Yield Fund Class R6 Shares (a)	10,563	67,390
Total Fixed Income		622,960
International Equity — 4.9%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	299	9,401
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	849	14,171
JPMorgan International Equity Fund Class R6 Shares (a)	1,957	39,074
Total International Equity		62,646
U.S. Equity — 19.9%
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	122	6,708
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	305	6,493
JPMorgan Small Cap Value Fund Class R6 Shares (a)	235	6,423
JPMorgan U.S. Equity Fund Class R6 Shares (a)	4,705	116,258
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	2,719	116,176
Total U.S. Equity		252,058
Total Investment Companies (Cost $836,282)		937,664
Exchange-Traded Funds — 21.6%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	29	2,575
JPMorgan Realty Income ETF (a)	173	7,640
Total Alternative Assets		10,215
Fixed Income — 6.4%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	365	16,703
JPMorgan Inflation Managed Bond ETF (a)	1,361	63,561
Total Fixed Income		80,264
International Equity — 11.6%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	619	23,620
JPMorgan Global Select Equity ETF (a)	842	50,873
JPMorgan International Research Enhanced Equity ETF (a)	1,162	72,720
Total International Equity		147,213
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 2.8%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	406	35,739
Total Exchange-Traded Funds (Cost $235,725)		273,431
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.0% ^
U.S. Treasury Notes 4.13%, 1/31/2025 (Cost $403)	405	402
	SHARES (000)
Short-Term Investments — 4.1%
Investment Companies — 4.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b) (Cost $51,756)	51,756	51,756
Total Investments — 99.7% (Cost $1,124,166)		1,263,253
Other Assets Less Liabilities — 0.3%		3,795
NET ASSETS — 100.0%		1,267,048

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan SmartRetirement® Funds	June 30, 2024

JPMorgan SmartRetirement® 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 75.0%
Fixed Income — 46.9%
JPMorgan Core Bond Fund Class R6 Shares (a)	82,161	830,650
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	38,909	277,033
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	7,347	44,891
JPMorgan High Yield Fund Class R6 Shares (a)	20,765	132,477
Total Fixed Income		1,285,051
International Equity — 5.6%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	730	22,925
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,072	34,582
JPMorgan International Equity Fund Class R6 Shares (a)	4,780	95,459
Total International Equity		152,966
U.S. Equity — 22.5%
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	300	16,523
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	740	15,755
JPMorgan Small Cap Value Fund Class R6 Shares (a)	573	15,630
JPMorgan U.S. Equity Fund Class R6 Shares (a)	11,501	284,182
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	6,646	283,976
Total U.S. Equity		616,066
Total Investment Companies (Cost $1,864,666)		2,054,083
Exchange-Traded Funds — 22.4%
Alternative Assets — 0.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	70	6,210
JPMorgan Realty Income ETF (a)	422	18,611
Total Alternative Assets		24,821
Fixed Income — 5.2%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	718	32,836
JPMorgan Inflation Managed Bond ETF (a)	2,347	109,591
Total Fixed Income		142,427
International Equity — 13.1%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,510	57,638
JPMorgan Global Select Equity ETF (a)	2,057	124,217
JPMorgan International Research Enhanced Equity ETF (a)	2,838	177,689
Total International Equity		359,544
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 3.2%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	991	87,211
Total Exchange-Traded Funds (Cost $524,513)		614,003
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2025 (Cost $1,353)	1,361	1,351
	SHARES (000)
Short-Term Investments — 2.3%
Investment Companies — 2.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b) (Cost $62,960)	62,960	62,960
Total Investments — 99.8% (Cost $2,453,492)		2,732,397
Other Assets Less Liabilities — 0.2%		5,670
NET ASSETS — 100.0%		2,738,067

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	3

JPMorgan SmartRetirement® 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 74.8%
Fixed Income — 39.4%
JPMorgan Core Bond Fund Class R6 Shares (a)	106,007	1,071,731
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	50,206	357,466
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	8,347	50,998
JPMorgan High Yield Fund Class R6 Shares (a)	23,787	151,764
Total Fixed Income		1,631,959
International Equity — 6.5%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	433	13,592
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,035	67,347
JPMorgan International Equity Fund Class R6 Shares (a)	9,328	186,280
Total International Equity		267,219
U.S. Equity — 28.9%
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	573	31,487
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	1,435	30,536
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,095	29,898
JPMorgan U.S. Equity Fund Class R6 Shares (a)	22,424	554,096
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	12,957	553,662
Total U.S. Equity		1,199,679
Total Investment Companies (Cost $2,669,885)		3,098,857
Exchange-Traded Funds — 23.6%
Alternative Assets — 1.2%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	140	12,247
JPMorgan Realty Income ETF (a)	816	35,999
Total Alternative Assets		48,246
Fixed Income — 2.4%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	822	37,618
JPMorgan Inflation Managed Bond ETF (a)	1,323	61,750
Total Fixed Income		99,368
International Equity — 15.9%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,851	70,640
JPMorgan Global Select Equity ETF (a)	4,010	242,217
JPMorgan International Research Enhanced Equity ETF (a)	5,537	346,642
Total International Equity		659,499
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 4.1%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,926	169,543
Total Exchange-Traded Funds (Cost $819,430)		976,656
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2025 (b) (Cost $3,903)	3,922	3,895
	SHARES (000)
Short-Term Investments — 1.1%
Investment Companies — 1.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (c) (Cost $47,204)	47,204	47,204
Total Investments — 99.6% (Cost $3,540,422)		4,126,612
Other Assets Less Liabilities — 0.4%		18,593
NET ASSETS — 100.0%		4,145,205

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan SmartRetirement® Funds	June 30, 2024

Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	1,341	09/20/2024	USD	72,991	159

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	5

JPMorgan SmartRetirement® 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 73.6%
Fixed Income — 28.7%
JPMorgan Core Bond Fund Class R6 Shares (a)	23,401	236,583
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	99,728	710,062
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,323	32,527
JPMorgan High Yield Fund Class R6 Shares (a)	15,200	96,977
Total Fixed Income		1,076,149
International Equity — 8.0%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	663	20,801
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,420	73,777
JPMorgan International Equity Fund Class R6 Shares (a)	10,197	203,630
Total International Equity		298,208
U.S. Equity — 36.9%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	7,698	320,390
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	387	21,294
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	957	20,367
JPMorgan Small Cap Value Fund Class R6 Shares (a)	728	19,854
JPMorgan U.S. Equity Fund Class R6 Shares (a)	13,633	336,878
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	7,878	336,640
JPMorgan Value Advantage Fund Class R6 Shares (a)	8,574	324,081
Total U.S. Equity		1,379,504
Total Investment Companies (Cost $2,054,368)		2,753,861
Exchange-Traded Funds — 24.6%
Alternative Assets — 1.4%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	152	13,349
JPMorgan Realty Income ETF (a)	901	39,705
Total Alternative Assets		53,054
Fixed Income — 0.6%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	526	24,066
International Equity — 19.5%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	2,229	85,099
JPMorgan Global Select Equity ETF (a)	4,378	264,446
JPMorgan International Research Enhanced Equity ETF (a)	6,054	378,986
Total International Equity		728,531
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 3.1%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,298	114,229
Total Exchange-Traded Funds (Cost $789,032)		919,880
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2025 (b) (Cost $4,357)	4,378	4,348
	SHARES (000)
Short-Term Investments — 1.6%
Investment Companies — 1.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (c) (Cost $59,300)	59,300	59,300
Total Investments — 99.9% (Cost $2,907,057)		3,737,389
Other Assets Less Liabilities — 0.1%		5,353
NET ASSETS — 100.0%		3,742,742

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan SmartRetirement® Funds	June 30, 2024

Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	1,210	09/20/2024	USD	65,860	140

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	7

JPMorgan SmartRetirement® 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 70.3%
Fixed Income — 19.2%
JPMorgan Core Bond Fund Class R6 Shares (a)	15,919	160,942
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	67,839	483,014
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	3,685	22,512
JPMorgan High Yield Fund Class R6 Shares (a)	10,361	66,102
Total Fixed Income		732,570
International Equity — 9.2%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	892	28,013
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,127	85,568
JPMorgan International Equity Fund Class R6 Shares (a)	11,847	236,583
Total International Equity		350,164
U.S. Equity — 41.9%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	8,944	372,248
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	454	24,935
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	1,117	23,772
JPMorgan Small Cap Value Fund Class R6 Shares (a)	848	23,136
JPMorgan U.S. Equity Fund Class R6 Shares (a)	15,827	391,096
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	9,146	390,821
JPMorgan Value Advantage Fund Class R6 Shares (a)	9,962	376,564
Total U.S. Equity		1,602,572
Total Investment Companies (Cost $1,782,563)		2,685,306
Exchange-Traded Funds — 27.8%
Alternative Assets — 1.6%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	178	15,644
JPMorgan Realty Income ETF (a)	1,056	46,561
Total Alternative Assets		62,205
Fixed Income — 0.4%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	359	16,415
International Equity — 22.3%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	2,730	104,239
JPMorgan Global Select Equity ETF (a)	5,085	307,121
JPMorgan International Research Enhanced Equity ETF (a)	7,033	440,268
Total International Equity		851,628
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 3.5%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,513	133,141
Total Exchange-Traded Funds (Cost $909,408)		1,063,389
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2025 (b) (Cost $3,637)	3,655	3,630
	SHARES (000)
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (c) (Cost $67,583)	67,583	67,583
Total Investments — 100.0% (Cost $2,763,191)		3,819,908
Other Assets Less Liabilities — 0.0% ^		832
NET ASSETS — 100.0%		3,820,740

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan SmartRetirement® Funds	June 30, 2024

Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	1,232	09/20/2024	USD	67,058	141

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	9

JPMorgan SmartRetirement® 2045 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 67.4%
Fixed Income — 11.4%
JPMorgan Core Bond Fund Class R6 Shares (a)	7,511	75,941
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	32,015	227,947
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,761	10,758
JPMorgan High Yield Fund Class R6 Shares (a)	3,046	19,431
Total Fixed Income		334,077
International Equity — 10.1%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	810	25,423
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,286	71,539
JPMorgan International Equity Fund Class R6 Shares (a)	9,943	198,557
Total International Equity		295,519
U.S. Equity — 45.9%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	7,513	312,685
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	379	20,836
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	936	19,914
JPMorgan Small Cap Value Fund Class R6 Shares (a)	708	19,340
JPMorgan U.S. Equity Fund Class R6 Shares (a)	13,301	328,662
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	7,685	328,401
JPMorgan Value Advantage Fund Class R6 Shares (a)	8,367	316,274
Total U.S. Equity		1,346,112
Total Investment Companies (Cost $1,307,113)		1,975,708
Exchange-Traded Funds — 30.8%
Alternative Assets — 1.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	149	13,083
JPMorgan Realty Income ETF (a)	885	39,046
Total Alternative Assets		52,129
Fixed Income — 0.7%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	424	19,373
International Equity — 24.5%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	2,355	89,913
JPMorgan Global Select Equity ETF (a)	4,275	258,174
JPMorgan International Research Enhanced Equity ETF (a)	5,903	369,520
Total International Equity		717,607
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 3.8%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,269	111,734
Total Exchange-Traded Funds (Cost $775,571)		900,843
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2025 (b) (Cost $2,806)	2,820	2,800
	SHARES (000)
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (c) (Cost $53,035)	53,035	53,035
Total Investments — 100.1% (Cost $2,138,525)		2,932,386
Liabilities in Excess of Other Assets — (0.1)%		(3,062)
NET ASSETS — 100.0%		2,929,324

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan SmartRetirement® Funds	June 30, 2024

Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	945	09/20/2024	USD	51,436	110

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	11

JPMorgan SmartRetirement® 2050 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 66.2%
Fixed Income — 7.5%
JPMorgan Core Bond Fund Class R6 Shares (a)	4,476	45,246
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	19,067	135,759
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,066	6,512
JPMorgan High Yield Fund Class R6 Shares (a)	1,844	11,766
Total Fixed Income		199,283
International Equity — 10.6%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	812	25,509
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,110	68,598
JPMorgan International Equity Fund Class R6 Shares (a)	9,505	189,804
Total International Equity		283,911
U.S. Equity — 48.1%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	7,182	298,913
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	361	19,848
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	893	19,006
JPMorgan Small Cap Value Fund Class R6 Shares (a)	675	18,426
JPMorgan U.S. Equity Fund Class R6 Shares (a)	12,716	314,216
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	7,348	313,969
JPMorgan Value Advantage Fund Class R6 Shares (a)	7,999	302,367
Total U.S. Equity		1,286,745
Total Investment Companies (Cost $1,133,504)		1,769,939
Exchange-Traded Funds — 32.0%
Alternative Assets — 1.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	143	12,545
JPMorgan Realty Income ETF (a)	849	37,435
Total Alternative Assets		49,980
Fixed Income — 0.4%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	256	11,710
International Equity — 25.7%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	2,286	87,264
JPMorgan Global Select Equity ETF (a)	4,086	246,778
JPMorgan International Research Enhanced Equity ETF (a)	5,643	353,261
Total International Equity		687,303
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 4.0%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,214	106,898
Total Exchange-Traded Funds (Cost $735,092)		855,891
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2025 (b) (Cost $2,261)	2,272	2,256
	SHARES (000)
Short-Term Investments — 1.9%
Investment Companies — 1.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (c) (Cost $50,997)	50,997	50,997
Total Investments — 100.2% (Cost $1,921,854)		2,679,083
Liabilities in Excess of Other Assets — (0.2)%		(4,597)
NET ASSETS — 100.0%		2,674,486

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan SmartRetirement® Funds	June 30, 2024

Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	862	09/20/2024	USD	46,919	101

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	13

JPMorgan SmartRetirement® 2055 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 66.1%
Fixed Income — 7.4%
JPMorgan Core Bond Fund Class R6 Shares (a)	2,835	28,662
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	12,079	86,000
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	672	4,108
JPMorgan High Yield Fund Class R6 Shares (a)	1,164	7,429
Total Fixed Income		126,199
International Equity — 10.6%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	515	16,160
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,605	43,482
JPMorgan International Equity Fund Class R6 Shares (a)	6,038	120,573
Total International Equity		180,215
U.S. Equity — 48.1%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	4,562	189,886
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	229	12,606
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	567	12,071
JPMorgan Small Cap Value Fund Class R6 Shares (a)	428	11,672
JPMorgan U.S. Equity Fund Class R6 Shares (a)	8,078	199,598
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	4,668	199,449
JPMorgan Value Advantage Fund Class R6 Shares (a)	5,081	192,082
Total U.S. Equity		817,364
Total Investment Companies (Cost $782,403)		1,123,778
Exchange-Traded Funds — 32.0%
Alternative Assets — 1.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	91	7,947
JPMorgan Realty Income ETF (a)	539	23,780
Total Alternative Assets		31,727
Fixed Income — 0.4%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	162	7,398
International Equity — 25.7%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,452	55,423
JPMorgan Global Select Equity ETF (a)	2,595	156,758
JPMorgan International Research Enhanced Equity ETF (a)	3,585	224,407
Total International Equity		436,588
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 4.0%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	771	67,897
Total Exchange-Traded Funds (Cost $466,112)		543,610
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2025 (b) (Cost $1,630)	1,639	1,627
	SHARES (000)
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (c) (Cost $29,898)	29,898	29,898
Total Investments — 100.0% (Cost $1,280,043)		1,698,913
Liabilities in Excess of Other Assets — (0.0)% ^		(87)
NET ASSETS — 100.0%		1,698,826

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan SmartRetirement® Funds	June 30, 2024

Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	547	09/20/2024	USD	29,773	64

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	15

JPMorgan SmartRetirement® 2060 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 66.1%
Fixed Income — 7.4%
JPMorgan Core Bond Fund Class R6 Shares (a)	1,127	11,395
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	4,802	34,192
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	275	1,679
JPMorgan High Yield Fund Class R6 Shares (a)	470	2,999
Total Fixed Income		50,265
International Equity — 10.6%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	206	6,471
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,045	17,438
JPMorgan International Equity Fund Class R6 Shares (a)	2,424	48,412
Total International Equity		72,321
U.S. Equity — 48.1%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	1,832	76,247
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	92	5,055
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	228	4,841
JPMorgan Small Cap Value Fund Class R6 Shares (a)	169	4,613
JPMorgan U.S. Equity Fund Class R6 Shares (a)	3,244	80,144
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	1,874	80,081
JPMorgan Value Advantage Fund Class R6 Shares (a)	2,040	77,124
Total U.S. Equity		328,105
Total Investment Companies (Cost $354,162)		450,691
Exchange-Traded Funds — 32.0%
Alternative Assets — 1.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	37	3,229
JPMorgan Realty Income ETF (a)	216	9,548
Total Alternative Assets		12,777
Fixed Income — 0.4%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	65	2,959
International Equity — 25.7%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	582	22,228
JPMorgan Global Select Equity ETF (a)	1,042	62,940
JPMorgan International Research Enhanced Equity ETF (a)	1,440	90,103
Total International Equity		175,271
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 4.0%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	309	27,234
Total Exchange-Traded Funds (Cost $188,679)		218,241
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2025 (b) (Cost $878)	882	876
	SHARES (000)
Short-Term Investments — 2.1%
Investment Companies — 2.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (c) (Cost $14,071)	14,071	14,071
Total Investments — 100.3% (Cost $557,790)		683,879
Liabilities in Excess of Other Assets — (0.3)%		(2,075)
NET ASSETS — 100.0%		681,804

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan SmartRetirement® Funds	June 30, 2024

Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	221	09/20/2024	USD	12,029	25

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	17

JPMorgan SmartRetirement® 2065 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 65.7%
Fixed Income — 7.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	48	480
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	202	1,439
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	11	70
JPMorgan High Yield Fund Class R6 Shares (a)	20	124
Total Fixed Income		2,113
International Equity — 10.6%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	8	270
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	46	770
JPMorgan International Equity Fund Class R6 Shares (a)	107	2,132
Total International Equity		3,172
U.S. Equity — 48.1%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	81	3,359
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	4	222
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	10	212
JPMorgan Small Cap Value Fund Class R6 Shares (a)	7	196
JPMorgan U.S. Equity Fund Class R6 Shares (a)	143	3,530
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	82	3,526
JPMorgan Value Advantage Fund Class R6 Shares (a)	90	3,397
Total U.S. Equity		14,442
Total Investment Companies (Cost $17,731)		19,727
Exchange-Traded Funds — 32.0%
Alternative Assets — 1.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	2	141
JPMorgan Realty Income ETF (a)	9	421
Total Alternative Assets		562
Fixed Income — 0.4%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	3	126
International Equity — 25.7%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	26	981
JPMorgan Global Select Equity ETF (a)	46	2,772
JPMorgan International Research Enhanced Equity ETF (a)	63	3,968
Total International Equity		7,721
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 4.0%
SPDR S&P MidCap 400 ETF Trust	2	1,198
Total Exchange-Traded Funds (Cost $8,878)		9,607
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.3%
U.S. Treasury Notes 4.13%, 1/31/2025 (b) (Cost $87)	88	87
	SHARES (000)
Short-Term Investments — 2.6%
Investment Companies — 2.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (c) (Cost $781)	781	781
Total Investments — 100.6% (Cost $27,477)		30,202
Liabilities in Excess of Other Assets — (0.6)%		(171)
NET ASSETS — 100.0%		30,031

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt
USD	United States Dollar

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan SmartRetirement® Funds	June 30, 2024

Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	10	09/20/2024	USD	544	1

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	19

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2024
(Amounts in thousands, except per share amounts)

	JPMorgan SmartRetirement® Income Fund	JPMorgan SmartRetirement® 2020 Fund	JPMorgan SmartRetirement® 2025 Fund	JPMorgan SmartRetirement® 2030 Fund
ASSETS:
Investments in non-affiliates, at value	$327	$402	$1,351	$3,895
Investments in affiliates, at value	1,053,423	1,262,851	2,731,046	4,122,717
Cash	204	241	293	230
Receivables:
Investment securities sold	6,223	8,650	20,439	41,053
Fund shares sold	891	546	1,430	2,274
Interest from non-affiliates	6	7	23	68
Dividends from affiliates	6	7	9	7
Variation margin on futures contracts	—	—	—	161
Due from adviser	28	28	37	41
Total Assets	1,061,108	1,272,732	2,754,628	4,170,446
LIABILITIES:
Payables:
Investment securities purchased	3,717	3,961	10,981	18,278
Fund shares redeemed	811	1,489	5,179	6,351
Accrued liabilities:
Distribution fees	89	91	163	239
Service fees	48	80	167	275
Custodian and accounting fees	9	11	21	30
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	—	— (a)
Other	65	52	50	68
Total Liabilities	4,739	5,684	16,561	25,241
Net Assets	$1,056,369	$1,267,048	$2,738,067	$4,145,205

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	JPMorgan SmartRetirement® Income Fund	JPMorgan SmartRetirement® 2020 Fund	JPMorgan SmartRetirement® 2025 Fund	JPMorgan SmartRetirement® 2030 Fund
NET ASSETS:
Paid-in-Capital	$969,340	$1,151,901	$2,493,868	$3,557,977
Total distributable earnings (loss)	87,029	115,147	244,199	587,228
Total Net Assets	$1,056,369	$1,267,048	$2,738,067	$4,145,205
Net Assets:
Class A	$318,319	$286,370	$527,093	$722,632
Class C	3,590	4,438	10,638	11,450
Class I	64,065	77,452	127,346	232,308
Class R2	48,420	66,136	107,228	189,214
Class R3	5,229	8,934	18,500	24,756
Class R4	2,491	12,067	2,515	36,069
Class R5	242,742	270,944	562,799	967,330
Class R6	371,513	540,707	1,381,948	1,961,446
Total	$1,056,369	$1,267,048	$2,738,067	$4,145,205
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	20,661	18,074	31,318	38,722
Class C	234	282	636	624
Class I	4,145	4,859	7,534	12,388
Class R2	3,159	4,197	6,415	10,216
Class R3	341	565	1,106	1,328
Class R4	161	760	149	1,931
Class R5	15,659	16,968	33,243	51,361
Class R6	23,969	33,856	81,590	104,151
Net Asset Value (a):
Class A — Redemption price per share	$15.41	$15.84	$16.83	$18.66
Class C — Offering price per share (b)	15.33	15.76	16.73	18.36
Class I — Offering and redemption price per share	15.46	15.94	16.90	18.75
Class R2 — Offering and redemption price per share	15.33	15.76	16.72	18.52
Class R3 — Offering and redemption price per share	15.35	15.82	16.73	18.64
Class R4 — Offering and redemption price per share	15.45	15.87	16.89	18.68
Class R5 — Offering and redemption price per share	15.50	15.97	16.93	18.83
Class R6 — Offering and redemption price per share	15.50	15.97	16.94	18.83
Class A maximum sales charge	4.50%	4.50%	4.50%	4.50%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$16.14	$16.59	$17.62	$19.54
Cost of investments in non-affiliates	$327	$403	$1,353	$3,903
Cost of investments in affiliates	934,060	1,123,763	2,452,139	3,536,519

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	21

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2024 (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan SmartRetirement® 2035 Fund	JPMorgan SmartRetirement® 2040 Fund	JPMorgan SmartRetirement® 2045 Fund	JPMorgan SmartRetirement® 2050 Fund
ASSETS:
Investments in non-affiliates, at value	$4,348	$3,630	$2,800	$2,256
Investments in affiliates, at value	3,733,041	3,816,278	2,929,586	2,676,827
Cash	235	265	206	194
Receivables:
Investment securities sold	37,505	39,948	31,931	29,051
Fund shares sold	2,191	2,572	2,424	2,786
Interest from non-affiliates	75	63	49	39
Dividends from affiliates	9	10	8	7
Variation margin on futures contracts	145	147	113	103
Due from adviser	40	37	35	33
Total Assets	3,777,589	3,862,950	2,967,152	2,711,296
LIABILITIES:
Payables:
Investment securities purchased	28,890	37,241	32,445	32,665
Fund shares redeemed	5,442	4,425	4,964	3,727
Accrued liabilities:
Distribution fees	214	208	167	152
Service fees	221	245	173	181
Custodian and accounting fees	27	27	21	19
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	— (a)	— (a)
Other	53	64	58	66
Total Liabilities	34,847	42,210	37,828	36,810
Net Assets	$3,742,742	$3,820,740	$2,929,324	$2,674,486

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	JPMorgan SmartRetirement® 2035 Fund	JPMorgan SmartRetirement® 2040 Fund	JPMorgan SmartRetirement® 2045 Fund	JPMorgan SmartRetirement® 2050 Fund
NET ASSETS:
Paid-in-Capital	$2,897,392	$2,731,784	$2,106,737	$1,930,813
Total distributable earnings (loss)	845,350	1,088,956	822,587	743,673
Total Net Assets	$3,742,742	$3,820,740	$2,929,324	$2,674,486
Net Assets:
Class A	$641,357	$637,489	$510,708	$437,142
Class C	8,316	11,477	6,485	8,113
Class I	150,008	202,471	117,835	160,188
Class R2	176,699	160,943	132,296	129,170
Class R3	26,742	21,036	19,601	24,647
Class R4	3,053	43,150	2,502	9,723
Class R5	728,966	871,347	578,627	647,383
Class R6	2,007,601	1,872,827	1,561,270	1,258,120
Total	$3,742,742	$3,820,740	$2,929,324	$2,674,486
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	32,403	29,485	23,472	19,739
Class C	427	547	306	377
Class I	7,512	9,309	5,378	7,180
Class R2	8,991	7,533	6,153	5,907
Class R3	1,360	973	907	1,119
Class R4	153	1,993	115	437
Class R5	36,452	39,880	26,336	28,920
Class R6	100,354	85,714	71,067	56,152
Net Asset Value (a):
Class A — Redemption price per share	$19.79	$21.62	$21.76	$22.15
Class C — Offering price per share (b)	19.47	20.97	21.18	21.53
Class I — Offering and redemption price per share	19.97	21.75	21.91	22.31
Class R2 — Offering and redemption price per share	19.65	21.37	21.50	21.87
Class R3 — Offering and redemption price per share	19.66	21.62	21.63	22.02
Class R4 — Offering and redemption price per share	19.98	21.65	21.88	22.25
Class R5 — Offering and redemption price per share	20.00	21.85	21.97	22.39
Class R6 — Offering and redemption price per share	20.01	21.85	21.97	22.41
Class A maximum sales charge	4.50%	4.50%	4.50%	4.50%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$20.72	$22.64	$22.79	$23.19
Cost of investments in non-affiliates	$4,357	$3,637	$2,806	$2,261
Cost of investments in affiliates	2,902,700	2,759,554	2,135,719	1,919,593

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	23

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2024 (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan SmartRetirement® 2055 Fund	JPMorgan SmartRetirement® 2060 Fund	JPMorgan SmartRetirement® 2065 Fund
ASSETS:
Investments in non-affiliates, at value	$1,627	$876	$1,285
Investments in affiliates, at value	1,697,286	683,003	28,917
Cash	126	54	3
Foreign currency, at value	1	—	—
Receivables:
Investment securities sold	21,176	6,502	217
Fund shares sold	2,514	1,169	178
Interest from non-affiliates	28	15	2
Dividends from non-affiliates	—	—	4
Dividends from affiliates	4	2	— (a)
Variation margin on futures contracts	65	26	1
Due from adviser	30	22	—
Other assets	—	—	32
Total Assets	1,722,857	691,669	30,639
LIABILITIES:
Payables:
Investment securities purchased	20,506	7,974	366
Fund shares redeemed	3,227	1,787	200
Accrued liabilities:
Investment advisory fees	—	—	3
Distribution fees	101	22	1
Service fees	111	36	1
Custodian and accounting fees	13	8	7
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	— (a)
Other	73	38	30
Total Liabilities	24,031	9,865	608
Net Assets	$1,698,826	$681,804	$30,031

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	JPMorgan SmartRetirement® 2055 Fund	JPMorgan SmartRetirement® 2060 Fund	JPMorgan SmartRetirement® 2065 Fund
NET ASSETS:
Paid-in-Capital	$1,300,321	$570,241	$27,207
Total distributable earnings (loss)	398,505	111,563	2,824
Total Net Assets	$1,698,826	$681,804	$30,031
Net Assets:
Class A	$260,250	$65,268	$2,999
Class C	5,521	3,257	97
Class I	71,133	33,157	313
Class R2	101,778	13,477	46
Class R3	11,986	8,815	55
Class R4	1,248	5,579	27
Class R5	445,333	167,313	10,489
Class R6	801,577	384,938	16,005
Total	$1,698,826	$681,804	$30,031
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	9,731	2,886	152
Class C	211	146	5
Class I	2,649	1,460	16
Class R2	3,840	601	2
Class R3	450	389	3
Class R4	46	246	1
Class R5	16,545	7,364	527
Class R6	29,750	16,902	804
Net Asset Value (a):
Class A — Redemption price per share	$26.74	$22.62	$19.81
Class C — Offering price per share (b)	26.20	22.26	19.72
Class I — Offering and redemption price per share	26.86	22.71	19.86
Class R2 — Offering and redemption price per share	26.51	22.45	19.83
Class R3 — Offering and redemption price per share	26.60	22.60	19.85
Class R4 — Offering and redemption price per share	26.89	22.65	19.88
Class R5 — Offering and redemption price per share	26.92	22.72	19.89
Class R6 — Offering and redemption price per share	26.94	22.77	19.91
Class A maximum sales charge	4.50%	4.50%	4.50%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$28.00	$23.69	$20.74
Cost of investments in non-affiliates	$1,630	$878	$1,220
Cost of investments in affiliates	1,278,413	556,912	26,257
Cost of foreign currency	1	—	—

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	25

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2024
(Amounts in thousands)

	JPMorgan SmartRetirement® Income Fund	JPMorgan SmartRetirement® 2020 Fund	JPMorgan SmartRetirement® 2025 Fund	JPMorgan SmartRetirement® 2030 Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$129	$155	$237	$304
Interest income from affiliates	3	— (a)	3	1
Dividend income from affiliates	36,758	46,892	92,047	119,797
Total investment income	36,890	47,047	92,287	120,102
EXPENSES:
Distribution fees:
Class A	822	776	1,378	1,830
Class C	33	41	91	98
Class R2	232	342	552	926
Class R3	13	23	47	60
Service fees:
Class A	822	776	1,378	1,830
Class C	11	14	30	33
Class I	166	214	345	574
Class R2	116	171	276	463
Class R3	13	23	47	60
Class R4	8	33	8	88
Class R5	265	320	653	1,032
Custodian and accounting fees	30	38	76	109
Interest expense to affiliates	—	— (a)	1	1
Professional fees	41	41	48	53
Trustees’ and Chief Compliance Officer’s fees	29	30	36	40
Printing and mailing costs	37	34	39	46
Registration and filing fees	107	97	111	116
Transfer agency fees (See Note 2.I.)	116	83	112	138
Other	22	25	46	56
Total expenses	2,883	3,081	5,274	7,553
Less fees waived	(612)	(349)	(422)	(551)
Less expense reimbursements	(278)	(277)	(365)	(428)
Net expenses	1,993	2,455	4,487	6,574
Net investment income (loss)	34,897	44,592	87,800	113,528

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	JPMorgan SmartRetirement® Income Fund	JPMorgan SmartRetirement® 2020 Fund	JPMorgan SmartRetirement® 2025 Fund	JPMorgan SmartRetirement® 2030 Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(7)	$(9)	$(9)	$(9)
Investments in affiliates	14,781	35,872	46,351	81,847
Futures contracts	(2,163)	(2,769)	(3,985)	3,060
Foreign currency transactions	88	57	203	8
Net realized gain (loss)	12,699	33,151	42,560	84,906
Distribution of capital gains received from investment company affiliates	1,713	2,236	5,484	9,827
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	20	25	19	17
Investments in affiliates	51,604	46,953	155,825	285,793
Futures contracts	592	795	870	412
Foreign currency translations	(103)	(66)	(236)	(31)
Change in net unrealized appreciation/depreciation	52,113	47,707	156,478	286,191
Net realized/unrealized gains (losses)	66,525	83,094	204,522	380,924
Change in net assets resulting from operations	$101,422	$127,686	$292,322	$494,452
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	27

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2024 (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® 2035 Fund	JPMorgan SmartRetirement® 2040 Fund	JPMorgan SmartRetirement® 2045 Fund	JPMorgan SmartRetirement® 2050 Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$267	$325	$247	$284
Interest income from affiliates	9	1	10	7
Dividend income from affiliates	92,449	82,935	56,576	47,367
Total investment income	92,725	83,261	56,833	47,658
EXPENSES:
Distribution fees:
Class A	1,549	1,564	1,220	1,024
Class C	63	83	46	59
Class R2	854	778	627	608
Class R3	67	52	50	60
Service fees:
Class A	1,549	1,564	1,220	1,024
Class C	21	27	15	20
Class I	347	477	274	367
Class R2	427	389	313	304
Class R3	67	52	50	60
Class R4	8	97	6	21
Class R5	755	883	606	640
Custodian and accounting fees	95	96	76	65
Interest expense to affiliates	1	1	— (a)	— (a)
Professional fees	51	50	48	46
Trustees’ and Chief Compliance Officer’s fees	38	38	35	34
Printing and mailing costs	49	51	48	45
Registration and filing fees	123	103	122	142
Transfer agency fees (See Note 2.I.)	122	128	104	92
Other	54	57	46	41
Total expenses	6,240	6,490	4,906	4,652
Less fees waived	(468)	(478)	(375)	(317)
Less expense reimbursements	(420)	(402)	(384)	(384)
Net expenses	5,352	5,610	4,147	3,951
Net investment income (loss)	87,373	77,651	52,686	43,707

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	JPMorgan SmartRetirement® 2035 Fund	JPMorgan SmartRetirement® 2040 Fund	JPMorgan SmartRetirement® 2045 Fund	JPMorgan SmartRetirement® 2050 Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(4)	$181	$(6)	$660
Investments in affiliates	115,361	150,110	105,410	83,659
Futures contracts	(2,589)	(5,358)	(3,982)	(3,330)
Foreign currency transactions	210	15	269	261
Net realized gain (loss)	112,978	144,948	101,691	81,250
Distribution of capital gains received from investment company affiliates	27,054	31,291	26,040	23,714
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	9	23	15	35
Investments in affiliates	274,105	300,766	269,414	268,444
Futures contracts	2,015	2,987	2,273	1,925
Foreign currency translations	(244)	(85)	(316)	(308)
Change in net unrealized appreciation/depreciation	275,885	303,691	271,386	270,096
Net realized/unrealized gains (losses)	415,917	479,930	399,117	375,060
Change in net assets resulting from operations	$503,290	$557,581	$451,803	$418,767
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	29

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2024 (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® 2055 Fund	JPMorgan SmartRetirement® 2060 Fund	JPMorgan SmartRetirement® 2065 Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$137	$60	$3
Interest income from affiliates	— (a)	—	—
Dividend income from non-affiliates	—	—	7
Dividend income from affiliates	29,634	10,895	209
Total investment income	29,771	10,955	219
EXPENSES:
Distribution fees:
Class A	596	134	4
Class C	42	20	— (a)
Class R2	474	58	— (a)
Class R3	31	20	— (a)
Service fees:
Class A	596	134	4
Class C	14	7	— (a)
Class I	170	66	1
Class R2	237	29	— (a)
Class R3	31	20	— (a)
Class R4	3	11	— (a)
Class R5	419	155	2
Custodian and accounting fees	44	25	30
Interest expense to affiliates	1	—	1
Professional fees	43	40	39
Trustees’ and Chief Compliance Officer’s fees	31	27	26
Printing and mailing costs	48	49	34
Registration and filing fees	132	118	84
Transfer agency fees (See Note 2.I.)	62	34	6
Offering costs (See Note 2.G.)	—	—	58
Other	26	19	8
Total expenses	3,000	966	297
Less fees waived	(188)	(54)	(2)
Less expense reimbursements	(342)	(291)	(284)
Net expenses	2,470	621	11
Net investment income (loss)	27,301	10,334	208

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	JPMorgan SmartRetirement® 2055 Fund	JPMorgan SmartRetirement® 2060 Fund	JPMorgan SmartRetirement® 2065 Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$129	$(1)	$1
Investments in affiliates	24,156	123	(34)
Futures contracts	(2,254)	(668)	(18)
Foreign currency transactions	80	38	—
Net realized gain (loss)	22,111	(508)	(51)
Distribution of capital gains received from investment company affiliates	14,804	5,329	79
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	14	2	60
Investments in affiliates	198,931	85,301	2,410
Futures contracts	1,255	438	1
Foreign currency translations	(92)	(45)	—
Change in net unrealized appreciation/depreciation	200,108	85,696	2,471
Net realized/unrealized gains (losses)	237,023	90,517	2,499
Change in net assets resulting from operations	$264,324	$100,851	$2,707
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	31

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan SmartRetirement® Income Fund		JPMorgan SmartRetirement® 2020 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$34,897	$38,104	$44,592	$50,891
Net realized gain (loss)	12,699	(40,171)	33,151	(40,811)
Distributions of capital gains received from investment company affiliates	1,713	10,666	2,236	14,163
Change in net unrealized appreciation/depreciation	52,113	79,297	47,707	87,975
Change in net assets resulting from operations	101,422	87,896	127,686	112,218
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(10,051)	(15,112)	(9,371)	(18,025)
Class C	(104)	(196)	(119)	(311)
Class I	(2,157)	(3,499)	(2,784)	(5,830)
Class R2	(1,248)	(1,950)	(1,838)	(3,575)
Class R3	(142)	(268)	(267)	(446)
Class R4	(73)	(229)	(415)	(893)
Class R5	(9,230)	(14,057)	(11,840)	(22,175)
Class R6	(12,954)	(25,420)	(20,743)	(39,299)
Total distributions to shareholders	(35,959)	(60,731)	(47,377)	(90,554)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(222,076)	(365,771)	(462,482)	(567,851)
NET ASSETS:
Change in net assets	(156,613)	(338,606)	(382,173)	(546,187)
Beginning of period	1,212,982	1,551,588	1,649,221	2,195,408
End of period	$1,056,369	$1,212,982	$1,267,048	$1,649,221
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	JPMorgan SmartRetirement® 2025 Fund		JPMorgan SmartRetirement® 2030 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$87,800	$93,518	$113,528	$112,516
Net realized gain (loss)	42,560	(79,294)	84,906	(92,911)
Distributions of capital gains received from investment company affiliates	5,484	32,603	9,827	53,751
Change in net unrealized appreciation/depreciation	156,478	218,525	286,191	365,772
Change in net assets resulting from operations	292,322	265,352	494,452	439,128
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(14,772)	(41,919)	(17,174)	(59,272)
Class C	(228)	(1,040)	(241)	(1,092)
Class I	(4,110)	(13,374)	(5,818)	(21,185)
Class R2	(2,617)	(7,810)	(3,815)	(14,152)
Class R3	(494)	(1,403)	(543)	(1,905)
Class R4	(61)	(522)	(876)	(3,222)
Class R5	(21,915)	(56,639)	(30,324)	(94,601)
Class R6	(45,726)	(119,167)	(54,753)	(166,657)
Total distributions to shareholders	(89,923)	(241,874)	(113,544)	(362,086)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(751,497)	(668,739)	(760,901)	(509,123)
NET ASSETS:
Change in net assets	(549,098)	(645,261)	(379,993)	(432,081)
Beginning of period	3,287,165	3,932,426	4,525,198	4,957,279
End of period	$2,738,067	$3,287,165	$4,145,205	$4,525,198
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	33

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® 2035 Fund		JPMorgan SmartRetirement® 2040 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$87,373	$84,152	$77,651	$78,189
Net realized gain (loss)	112,978	(153,691)	144,948	(172,672)
Distributions of capital gains received from investment company affiliates	27,054	65,574	31,291	75,504
Change in net unrealized appreciation/depreciation	275,885	437,407	303,691	512,896
Change in net assets resulting from operations	503,290	433,442	557,581	493,917
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(12,132)	(50,912)	(10,808)	(57,312)
Class C	(115)	(736)	(135)	(1,006)
Class I	(2,972)	(14,859)	(3,558)	(21,497)
Class R2	(2,874)	(12,742)	(2,281)	(13,697)
Class R3	(495)	(2,328)	(338)	(1,882)
Class R4	(47)	(574)	(754)	(3,464)
Class R5	(19,148)	(72,314)	(19,750)	(99,655)
Class R6	(46,277)	(167,207)	(38,566)	(177,119)
Total distributions to shareholders	(84,060)	(321,672)	(76,190)	(375,632)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(564,673)	(365,084)	(624,676)	(325,819)
NET ASSETS:
Change in net assets	(145,443)	(253,314)	(143,285)	(207,534)
Beginning of period	3,888,185	4,141,499	3,964,025	4,171,559
End of period	$3,742,742	$3,888,185	$3,820,740	$3,964,025
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	JPMorgan SmartRetirement® 2045 Fund		JPMorgan SmartRetirement® 2050 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$52,686	$52,947	$43,707	$47,189
Net realized gain (loss)	101,691	(121,280)	81,250	(137,344)
Distributions of capital gains received from investment company affiliates	26,040	61,225	23,714	58,031
Change in net unrealized appreciation/depreciation	271,386	409,567	270,096	398,022
Change in net assets resulting from operations	451,803	402,459	418,767	365,898
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(7,273)	(49,105)	(5,894)	(36,745)
Class C	(66)	(616)	(74)	(684)
Class I	(1,847)	(14,296)	(2,291)	(17,422)
Class R2	(1,581)	(11,506)	(1,434)	(10,720)
Class R3	(262)	(1,916)	(316)	(2,060)
Class R4	(34)	(438)	(135)	(816)
Class R5	(12,521)	(71,106)	(12,257)	(82,000)
Class R6	(28,324)	(157,209)	(21,359)	(122,119)
Total distributions to shareholders	(51,908)	(306,192)	(43,760)	(272,566)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(507,832)	(165,609)	(400,215)	(249,118)
NET ASSETS:
Change in net assets	(107,937)	(69,342)	(25,208)	(155,786)
Beginning of period	3,037,261	3,106,603	2,699,694	2,855,480
End of period	$2,929,324	$3,037,261	$2,674,486	$2,699,694
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	35

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® 2055 Fund		JPMorgan SmartRetirement® 2060 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$27,301	$27,814	$10,334	$9,375
Net realized gain (loss)	22,111	(70,838)	(508)	(22,473)
Distributions of capital gains received from investment company affiliates	14,804	33,601	5,329	10,664
Change in net unrealized appreciation/depreciation	200,108	231,236	85,696	76,844
Change in net assets resulting from operations	264,324	221,813	100,851	74,410
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(3,445)	(19,332)	(770)	(2,062)
Class C	(54)	(452)	(26)	(114)
Class I	(1,120)	(7,497)	(383)	(1,575)
Class R2	(1,099)	(7,574)	(140)	(537)
Class R3	(159)	(957)	(106)	(359)
Class R4	(14)	(198)	(71)	(170)
Class R5	(7,883)	(39,410)	(2,939)	(8,006)
Class R6	(13,509)	(73,628)	(5,751)	(20,100)
Total distributions to shareholders	(27,283)	(149,048)	(10,186)	(32,923)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(225,756)	7,929	(15,011)	102,138
NET ASSETS:
Change in net assets	11,285	80,694	75,654	143,625
Beginning of period	1,687,541	1,606,847	606,150	462,525
End of period	$1,698,826	$1,687,541	$681,804	$606,150
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	JPMorgan SmartRetirement® 2065 Fund
	Year Ended June 30, 2024	Period Ended June 30, 2023 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$208	$22
Net realized gain (loss)	(51)	1
Distributions of capital gains received from investment company affiliates	79	22
Change in net unrealized appreciation/depreciation	2,471	255
Change in net assets resulting from operations	2,707	300
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(21)	— (b)
Class C	(1)	— (b)
Class I	(2)	— (b)
Class R2	— (b)	— (b)
Class R3	— (b)	— (b)
Class R4	— (b)	— (b)
Class R5	(9)	(1)
Class R6	(138)	(11)
Total distributions to shareholders	(171)	(12)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	23,379	3,828
NET ASSETS:
Change in net assets	25,915	4,116
Beginning of period	4,116	—
End of period	$30,031	$4,116

(a)
Commencement of operations was November 1, 2022.
(b)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	37

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® Income Fund		JPMorgan SmartRetirement® 2020 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$21,388	$26,322	$23,735	$31,346
Distributions reinvested	9,715	14,570	8,938	17,252
Cost of shares redeemed	(90,563)	(96,057)	(118,508)	(140,759)
Change in net assets resulting from Class A capital transactions	(59,460)	(55,165)	(85,835)	(92,161)
Class C
Proceeds from shares issued	190	622	212	268
Distributions reinvested	104	194	116	306
Cost of shares redeemed	(2,359)	(2,213)	(2,869)	(3,070)
Change in net assets resulting from Class C capital transactions	(2,065)	(1,397)	(2,541)	(2,496)
Class I
Proceeds from shares issued	7,415	8,300	6,892	10,730
Distributions reinvested	2,138	3,462	2,766	5,800
Cost of shares redeemed	(21,784)	(32,805)	(38,446)	(72,243)
Change in net assets resulting from Class I capital transactions	(12,231)	(21,043)	(28,788)	(55,713)
Class R2
Proceeds from shares issued	8,536	8,770	8,936	9,107
Distributions reinvested	1,232	1,922	1,827	3,526
Cost of shares redeemed	(12,347)	(15,843)	(25,004)	(27,385)
Change in net assets resulting from Class R2 capital transactions	(2,579)	(5,151)	(14,241)	(14,752)
Class R3
Proceeds from shares issued	1,061	1,551	1,962	2,539
Distributions reinvested	101	215	219	373
Cost of shares redeemed	(1,988)	(5,998)	(2,983)	(18,836)
Change in net assets resulting from Class R3 capital transactions	(826)	(4,232)	(802)	(15,924)
Class R4
Proceeds from shares issued	364	3,091	407	14,643
Distributions reinvested	73	229	415	893
Cost of shares redeemed	(3,138)	(2,066)	(4,453)	(5,877)
Change in net assets resulting from Class R4 capital transactions	(2,701)	1,254	(3,631)	9,659
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	JPMorgan SmartRetirement® Income Fund		JPMorgan SmartRetirement® 2020 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$38,397	$62,300	$39,180	$34,404
Distributions reinvested	9,202	13,619	11,830	21,803
Cost of shares redeemed	(114,751)	(169,815)	(175,100)	(329,023)
Change in net assets resulting from Class R5 capital transactions	(67,152)	(93,896)	(124,090)	(272,816)
Class R6
Proceeds from shares issued	75,520	91,207	101,391	127,228
Distributions reinvested	12,361	24,117	19,766	37,214
Cost of shares redeemed	(162,943)	(301,465)	(323,711)	(288,090)
Change in net assets resulting from Class R6 capital transactions	(75,062)	(186,141)	(202,554)	(123,648)
Total change in net assets resulting from capital transactions	$(222,076)	$(365,771)	$(462,482)	$(567,851)
SHARE TRANSACTIONS:
Class A
Issued	1,470	1,862	1,576	2,148
Reinvested	661	1,055	590	1,211
Redeemed	(6,221)	(6,794)	(7,908)	(9,646)
Change in Class A Shares	(4,090)	(3,877)	(5,742)	(6,287)
Class C
Issued	13	44	14	18
Reinvested	7	14	8	21
Redeemed	(162)	(158)	(192)	(211)
Change in Class C Shares	(142)	(100)	(170)	(172)
Class I
Issued	498	581	456	730
Reinvested	145	250	182	405
Redeemed	(1,472)	(2,298)	(2,529)	(4,855)
Change in Class I Shares	(829)	(1,467)	(1,891)	(3,720)
Class R2
Issued	579	619	588	629
Reinvested	84	139	121	248
Redeemed	(848)	(1,123)	(1,668)	(1,882)
Change in Class R2 Shares	(185)	(365)	(959)	(1,005)
Class R3
Issued	73	107	129	175
Reinvested	7	16	15	26
Redeemed	(137)	(432)	(197)	(1,326)
Change in Class R3 Shares	(57)	(309)	(53)	(1,125)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	39

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® Income Fund		JPMorgan SmartRetirement® 2020 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class R4
Issued	25	223	28	1,032
Reinvested	5	17	27	63
Redeemed	(221)	(144)	(296)	(403)
Change in Class R4 Shares	(191)	96	(241)	692
Class R5
Issued	2,640	4,422	2,601	2,333
Reinvested	622	981	776	1,520
Redeemed	(7,808)	(12,034)	(11,570)	(22,537)
Change in Class R5 Shares	(4,546)	(6,631)	(8,193)	(18,684)
Class R6
Issued	5,119	6,403	6,690	8,609
Reinvested	836	1,739	1,298	2,595
Redeemed	(11,038)	(21,129)	(21,247)	(19,545)
Change in Class R6 Shares	(5,083)	(12,987)	(13,259)	(8,341)
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	JPMorgan SmartRetirement® 2025 Fund		JPMorgan SmartRetirement® 2030 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$56,941	$77,003	$82,391	$91,866
Distributions reinvested	14,007	39,757	16,471	56,778
Cost of shares redeemed	(187,765)	(235,997)	(229,080)	(240,271)
Change in net assets resulting from Class A capital transactions	(116,817)	(119,237)	(130,218)	(91,627)
Class C
Proceeds from shares issued	780	1,143	1,441	1,332
Distributions reinvested	221	1,008	233	1,046
Cost of shares redeemed	(5,946)	(6,584)	(5,433)	(4,959)
Change in net assets resulting from Class C capital transactions	(4,945)	(4,433)	(3,759)	(2,581)
Class I
Proceeds from shares issued	16,958	22,165	39,942	38,319
Distributions reinvested	4,087	13,327	5,769	21,052
Cost of shares redeemed	(68,869)	(104,932)	(86,137)	(125,186)
Change in net assets resulting from Class I capital transactions	(47,824)	(69,440)	(40,426)	(65,815)
Class R2
Proceeds from shares issued	13,919	15,411	25,548	29,929
Distributions reinvested	2,595	7,716	3,794	14,054
Cost of shares redeemed	(38,327)	(37,388)	(49,988)	(55,551)
Change in net assets resulting from Class R2 capital transactions	(21,813)	(14,261)	(20,646)	(11,568)
Class R3
Proceeds from shares issued	4,775	3,468	8,579	7,348
Distributions reinvested	423	1,188	435	1,600
Cost of shares redeemed	(6,943)	(9,107)	(9,180)	(41,176)
Change in net assets resulting from Class R3 capital transactions	(1,745)	(4,451)	(166)	(32,228)
Class R4
Proceeds from shares issued	213	2,482	2,072	29,529
Distributions reinvested	61	521	876	3,222
Cost of shares redeemed	(2,163)	(5,872)	(6,841)	(10,859)
Change in net assets resulting from Class R4 capital transactions	(1,889)	(2,869)	(3,893)	21,892
Class R5
Proceeds from shares issued	69,631	92,167	122,864	128,327
Distributions reinvested	21,834	54,670	30,221	91,106
Cost of shares redeemed	(328,433)	(466,999)	(393,419)	(574,502)
Change in net assets resulting from Class R5 capital transactions	(236,968)	(320,162)	(240,334)	(355,069)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	41

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® 2025 Fund		JPMorgan SmartRetirement® 2030 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$249,913	$321,519	$369,403	$442,928
Distributions reinvested	43,895	114,045	52,613	158,437
Cost of shares redeemed	(613,304)	(569,450)	(743,475)	(573,492)
Change in net assets resulting from Class R6 capital transactions	(319,496)	(133,886)	(321,459)	27,873
Total change in net assets resulting from capital transactions	$(751,497)	$(668,739)	$(760,901)	$(509,123)
SHARE TRANSACTIONS:
Class A
Issued	3,572	5,010	4,729	5,547
Reinvested	875	2,665	939	3,546
Redeemed	(11,893)	(15,446)	(13,303)	(14,559)
Change in Class A Shares	(7,446)	(7,771)	(7,635)	(5,466)
Class C
Issued	49	76	86	83
Reinvested	14	68	13	66
Redeemed	(379)	(432)	(314)	(305)
Change in Class C Shares	(316)	(288)	(215)	(156)
Class I
Issued	1,054	1,437	2,251	2,293
Reinvested	254	890	328	1,309
Redeemed	(4,286)	(6,724)	(4,909)	(7,395)
Change in Class I Shares	(2,978)	(4,397)	(2,330)	(3,793)
Class R2
Issued	877	1,013	1,470	1,814
Reinvested	163	520	218	884
Redeemed	(2,438)	(2,443)	(2,892)	(3,373)
Change in Class R2 Shares	(1,398)	(910)	(1,204)	(675)
Class R3
Issued	302	226	491	445
Reinvested	26	80	25	100
Redeemed	(435)	(597)	(525)	(2,579)
Change in Class R3 Shares	(107)	(291)	(9)	(2,034)
Class R4
Issued	13	157	118	1,856
Reinvested	4	35	50	201
Redeemed	(139)	(386)	(400)	(660)
Change in Class R4 Shares	(122)	(194)	(232)	1,397
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	JPMorgan SmartRetirement® 2025 Fund		JPMorgan SmartRetirement® 2030 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class R5
Issued	4,339	5,970	6,967	7,677
Reinvested	1,358	3,645	1,709	5,638
Redeemed	(20,559)	(30,539)	(22,436)	(34,877)
Change in Class R5 Shares	(14,862)	(20,924)	(13,760)	(21,562)
Class R6
Issued	15,607	20,822	21,043	26,541
Reinvested	2,730	7,603	2,979	9,812
Redeemed	(38,120)	(36,891)	(42,112)	(34,360)
Change in Class R6 Shares	(19,783)	(8,466)	(18,090)	1,993
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	43

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® 2035 Fund		JPMorgan SmartRetirement® 2040 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$85,907	$86,809	$76,052	$84,040
Distributions reinvested	11,553	48,328	10,335	54,651
Cost of shares redeemed	(170,834)	(217,690)	(183,764)	(179,580)
Change in net assets resulting from Class A capital transactions	(73,374)	(82,553)	(97,377)	(40,889)
Class C
Proceeds from shares issued	1,096	1,449	1,861	1,329
Distributions reinvested	110	713	134	992
Cost of shares redeemed	(2,866)	(3,530)	(3,301)	(3,269)
Change in net assets resulting from Class C capital transactions	(1,660)	(1,368)	(1,306)	(948)
Class I
Proceeds from shares issued	33,333	25,755	33,475	32,288
Distributions reinvested	2,966	14,853	3,544	21,435
Cost of shares redeemed	(57,093)	(103,929)	(71,373)	(118,544)
Change in net assets resulting from Class I capital transactions	(20,794)	(63,321)	(34,354)	(64,821)
Class R2
Proceeds from shares issued	29,155	25,670	28,256	25,006
Distributions reinvested	2,851	12,610	2,265	13,533
Cost of shares redeemed	(48,174)	(37,098)	(47,229)	(39,356)
Change in net assets resulting from Class R2 capital transactions	(16,168)	1,182	(16,708)	(817)
Class R3
Proceeds from shares issued	6,641	6,904	6,673	7,121
Distributions reinvested	434	2,081	280	1,621
Cost of shares redeemed	(11,470)	(11,957)	(9,124)	(38,579)
Change in net assets resulting from Class R3 capital transactions	(4,395)	(2,972)	(2,171)	(29,837)
Class R4
Proceeds from shares issued	936	1,043	2,568	29,875
Distributions reinvested	47	573	754	3,464
Cost of shares redeemed	(2,495)	(6,322)	(1,601)	(7,946)
Change in net assets resulting from Class R4 capital transactions	(1,512)	(4,706)	1,721	25,393
Class R5
Proceeds from shares issued	108,854	122,598	111,268	133,085
Distributions reinvested	19,085	67,957	19,674	94,475
Cost of shares redeemed	(287,855)	(486,451)	(307,950)	(560,826)
Change in net assets resulting from Class R5 capital transactions	(159,916)	(295,896)	(177,008)	(333,266)
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	JPMorgan SmartRetirement® 2035 Fund		JPMorgan SmartRetirement® 2040 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$363,974	$447,280	$339,380	$431,963
Distributions reinvested	44,591	160,604	37,055	169,696
Cost of shares redeemed	(695,419)	(523,334)	(673,908)	(482,293)
Change in net assets resulting from Class R6 capital transactions	(286,854)	84,550	(297,473)	119,366
Total change in net assets resulting from capital transactions	$(564,673)	$(365,084)	$(624,676)	$(325,819)
SHARE TRANSACTIONS:
Class A
Issued	4,690	5,096	3,856	4,599
Reinvested	629	2,950	520	3,130
Redeemed	(9,509)	(12,858)	(9,472)	(9,855)
Change in Class A Shares	(4,190)	(4,812)	(5,096)	(2,126)
Class C
Issued	61	86	97	73
Reinvested	6	44	7	59
Redeemed	(161)	(212)	(173)	(182)
Change in Class C Shares	(94)	(82)	(69)	(50)
Class I
Issued	1,780	1,505	1,649	1,754
Reinvested	160	899	178	1,221
Redeemed	(3,111)	(5,956)	(3,627)	(6,304)
Change in Class I Shares	(1,171)	(3,552)	(1,800)	(3,329)
Class R2
Issued	1,596	1,512	1,441	1,384
Reinvested	156	775	115	784
Redeemed	(2,664)	(2,190)	(2,410)	(2,176)
Change in Class R2 Shares	(912)	97	(854)	(8)
Class R3
Issued	366	408	341	391
Reinvested	24	128	14	93
Redeemed	(634)	(710)	(462)	(2,207)
Change in Class R3 Shares	(244)	(174)	(107)	(1,723)
Class R4
Issued	50	59	130	1,715
Reinvested	3	35	38	198
Redeemed	(143)	(370)	(80)	(438)
Change in Class R4 Shares	(90)	(276)	88	1,475
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	45

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® 2035 Fund		JPMorgan SmartRetirement® 2040 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class R5
Issued	5,883	7,124	5,530	7,207
Reinvested	1,031	4,106	982	5,351
Redeemed	(15,710)	(28,750)	(15,534)	(31,015)
Change in Class R5 Shares	(8,796)	(17,520)	(9,022)	(18,457)
Class R6
Issued	19,681	26,006	16,966	23,373
Reinvested	2,409	9,703	1,850	9,619
Redeemed	(37,613)	(30,413)	(33,740)	(26,177)
Change in Class R6 Shares	(15,523)	5,296	(14,924)	6,815
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	JPMorgan SmartRetirement® 2045 Fund		JPMorgan SmartRetirement® 2050 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$71,128	$81,021	$72,431	$77,567
Distributions reinvested	6,892	46,618	5,597	34,664
Cost of shares redeemed	(143,674)	(155,369)	(116,077)	(123,346)
Change in net assets resulting from Class A capital transactions	(65,654)	(27,730)	(38,049)	(11,115)
Class C
Proceeds from shares issued	1,275	630	1,272	1,025
Distributions reinvested	65	607	72	668
Cost of shares redeemed	(1,968)	(1,464)	(2,322)	(1,339)
Change in net assets resulting from Class C capital transactions	(628)	(227)	(978)	354
Class I
Proceeds from shares issued	25,283	24,074	30,831	37,335
Distributions reinvested	1,840	14,249	2,289	17,407
Cost of shares redeemed	(44,483)	(86,382)	(59,585)	(94,908)
Change in net assets resulting from Class I capital transactions	(17,360)	(48,059)	(26,465)	(40,166)
Class R2
Proceeds from shares issued	21,059	20,558	24,578	25,923
Distributions reinvested	1,553	11,298	1,424	10,590
Cost of shares redeemed	(33,159)	(30,489)	(35,833)	(31,657)
Change in net assets resulting from Class R2 capital transactions	(10,547)	1,367	(9,831)	4,856
Class R3
Proceeds from shares issued	6,461	4,667	6,029	6,142
Distributions reinvested	236	1,765	280	1,836
Cost of shares redeemed	(9,874)	(8,081)	(8,220)	(10,593)
Change in net assets resulting from Class R3 capital transactions	(3,177)	(1,649)	(1,911)	(2,615)
Class R4
Proceeds from shares issued	394	1,745	1,545	5,583
Distributions reinvested	34	438	135	816
Cost of shares redeemed	(896)	(4,761)	(1,070)	(6,103)
Change in net assets resulting from Class R4 capital transactions	(468)	(2,578)	610	296
Class R5
Proceeds from shares issued	94,561	122,822	111,883	136,349
Distributions reinvested	12,472	66,052	12,210	74,309
Cost of shares redeemed	(263,467)	(394,297)	(229,617)	(515,553)
Change in net assets resulting from Class R5 capital transactions	(156,434)	(205,423)	(105,524)	(304,895)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	47

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® 2045 Fund		JPMorgan SmartRetirement® 2050 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$314,438	$377,862	$294,670	$355,872
Distributions reinvested	27,250	151,140	20,333	116,115
Cost of shares redeemed	(595,252)	(410,312)	(533,070)	(367,820)
Change in net assets resulting from Class R6 capital transactions	(253,564)	118,690	(218,067)	104,167
Total change in net assets resulting from capital transactions	$(507,832)	$(165,609)	$(400,215)	$(249,118)
SHARE TRANSACTIONS:
Class A
Issued	3,608	4,462	3,613	4,238
Reinvested	347	2,708	278	1,992
Redeemed	(7,464)	(8,618)	(5,877)	(6,762)
Change in Class A Shares	(3,509)	(1,448)	(1,986)	(532)
Class C
Issued	68	35	65	59
Reinvested	3	36	4	39
Redeemed	(103)	(83)	(119)	(76)
Change in Class C Shares	(32)	(12)	(50)	22
Class I
Issued	1,270	1,314	1,510	2,017
Reinvested	92	822	113	993
Redeemed	(2,256)	(4,635)	(3,015)	(5,052)
Change in Class I Shares	(894)	(2,499)	(1,392)	(2,042)
Class R2
Issued	1,078	1,145	1,241	1,432
Reinvested	79	664	71	616
Redeemed	(1,697)	(1,692)	(1,809)	(1,748)
Change in Class R2 Shares	(540)	117	(497)	300
Class R3
Issued	334	259	303	338
Reinvested	12	103	14	106
Redeemed	(506)	(447)	(408)	(592)
Change in Class R3 Shares	(160)	(85)	(91)	(148)
Class R4
Issued	20	94	77	313
Reinvested	2	25	7	47
Redeemed	(48)	(261)	(55)	(330)
Change in Class R4 Shares	(26)	(142)	29	30
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	JPMorgan SmartRetirement® 2045 Fund		JPMorgan SmartRetirement® 2050 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class R5
Issued	4,718	6,713	5,502	7,384
Reinvested	624	3,796	601	4,221
Redeemed	(13,337)	(21,871)	(11,455)	(28,696)
Change in Class R5 Shares	(7,995)	(11,362)	(5,352)	(17,091)
Class R6
Issued	15,711	20,629	14,459	19,205
Reinvested	1,363	8,688	1,002	6,597
Redeemed	(29,865)	(22,462)	(26,382)	(19,875)
Change in Class R6 Shares	(12,791)	6,855	(10,921)	5,927
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	49

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® 2055 Fund		JPMorgan SmartRetirement® 2060 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$64,247	$67,227	$27,302	$24,210
Distributions reinvested	3,250	18,244	759	2,030
Cost of shares redeemed	(79,240)	(88,232)	(18,881)	(20,872)
Change in net assets resulting from Class A capital transactions	(11,743)	(2,761)	9,180	5,368
Class C
Proceeds from shares issued	530	638	960	681
Distributions reinvested	53	448	22	90
Cost of shares redeemed	(1,591)	(958)	(415)	(507)
Change in net assets resulting from Class C capital transactions	(1,008)	128	567	264
Class I
Proceeds from shares issued	17,600	23,337	13,733	14,495
Distributions reinvested	1,120	7,486	382	1,575
Cost of shares redeemed	(34,169)	(57,059)	(12,547)	(19,191)
Change in net assets resulting from Class I capital transactions	(15,449)	(26,236)	1,568	(3,121)
Class R2
Proceeds from shares issued	20,950	21,874	3,980	4,061
Distributions reinvested	1,079	7,450	140	537
Cost of shares redeemed	(27,327)	(26,475)	(2,675)	(4,596)
Change in net assets resulting from Class R2 capital transactions	(5,298)	2,849	1,445	2
Class R3
Proceeds from shares issued	4,077	3,838	4,010	3,511
Distributions reinvested	140	872	98	342
Cost of shares redeemed	(5,643)	(3,988)	(3,968)	(3,955)
Change in net assets resulting from Class R3 capital transactions	(1,426)	722	140	(102)
Class R4
Proceeds from shares issued	247	562	1,724	2,775
Distributions reinvested	14	198	71	169
Cost of shares redeemed	(1,335)	(973)	(427)	(212)
Change in net assets resulting from Class R4 capital transactions	(1,074)	(213)	1,368	2,732
Class R5
Proceeds from shares issued	103,434	120,805	63,694	68,774
Distributions reinvested	7,800	38,907	2,938	8,003
Cost of shares redeemed	(138,346)	(233,999)	(66,460)	(56,584)
Change in net assets resulting from Class R5 capital transactions	(27,112)	(74,287)	172	20,193
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	JPMorgan SmartRetirement® 2055 Fund		JPMorgan SmartRetirement® 2060 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$234,052	$293,176	$165,247	$183,875
Distributions reinvested	12,904	70,141	5,507	19,124
Cost of shares redeemed	(409,602)	(255,590)	(200,205)	(126,197)
Change in net assets resulting from Class R6 capital transactions	(162,646)	107,727	(29,451)	76,802
Total change in net assets resulting from capital transactions	$(225,756)	$7,929	$(15,011)	$102,138
SHARE TRANSACTIONS:
Class A
Issued	2,653	3,045	1,331	1,314
Reinvested	134	868	37	114
Redeemed	(3,316)	(4,042)	(934)	(1,177)
Change in Class A Shares	(529)	(129)	434	251
Class C
Issued	23	30	46	37
Reinvested	2	22	1	5
Redeemed	(65)	(45)	(20)	(28)
Change in Class C Shares	(40)	7	27	14
Class I
Issued	721	1,053	657	787
Reinvested	46	355	18	89
Redeemed	(1,414)	(2,504)	(625)	(1,014)
Change in Class I Shares	(647)	(1,096)	50	(138)
Class R2
Issued	876	996	195	222
Reinvested	45	358	7	31
Redeemed	(1,139)	(1,198)	(130)	(251)
Change in Class R2 Shares	(218)	156	72	2
Class R3
Issued	169	175	195	190
Reinvested	6	42	5	19
Redeemed	(231)	(181)	(194)	(222)
Change in Class R3 Shares	(56)	36	6	(13)
Class R4
Issued	9	26	85	159
Reinvested	1	9	3	10
Redeemed	(59)	(44)	(21)	(12)
Change in Class R4 Shares	(49)	(9)	67	157
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	51

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® 2055 Fund		JPMorgan SmartRetirement® 2060 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class R5
Issued	4,226	5,440	3,100	3,724
Reinvested	319	1,839	143	449
Redeemed	(5,717)	(10,796)	(3,241)	(3,138)
Change in Class R5 Shares	(1,172)	(3,517)	2	1,035
Class R6
Issued	9,562	13,192	7,968	9,910
Reinvested	528	3,314	267	1,072
Redeemed	(16,878)	(11,532)	(9,787)	(6,798)
Change in Class R6 Shares	(6,788)	4,974	(1,552)	4,184
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	JPMorgan SmartRetirement® 2065 Fund
	Year Ended June 30, 2024	Period Ended June 30, 2023(a)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$2,887	$232
Distributions reinvested	21	— (b)
Cost of shares redeemed	(425)	(1)
Change in net assets resulting from Class A capital transactions	2,483	231
Class C
Proceeds from shares issued	63	20
Distributions reinvested	1	— (b)
Cost of shares redeemed	— (b)	—
Change in net assets resulting from Class C capital transactions	64	20
Class I
Proceeds from shares issued	238	52
Distributions reinvested	2	— (b)
Cost of shares redeemed	(14)	— (b)
Change in net assets resulting from Class I capital transactions	226	52
Class R2
Proceeds from shares issued	19	21
Distributions reinvested	— (b)	— (b)
Cost of shares redeemed	(2)	— (b)
Change in net assets resulting from Class R2 capital transactions	17	21
Class R3
Proceeds from shares issued	28	22
Distributions reinvested	— (b)	— (b)
Cost of shares redeemed	(4)	— (b)
Change in net assets resulting from Class R3 capital transactions	24	22
Class R4
Proceeds from shares issued	— (b)	20
Distributions reinvested	— (b)	— (b)
Change in net assets resulting from Class R4 capital transactions	— (b)	20
Class R5
Proceeds from shares issued	10,343	68
Distributions reinvested	9	1
Cost of shares redeemed	(606)	— (b)
Change in net assets resulting from Class R5 capital transactions	9,746	69

(a)
Commencement of operations was November 1, 2022.
(b)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	53

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® 2065 Fund
	Year Ended June 30, 2024	Period Ended June 30, 2023(a)
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$13,286	$3,562
Distributions reinvested	138	11
Cost of shares redeemed	(2,605)	(180)
Change in net assets resulting from Class R6 capital transactions	10,819	3,393
Total change in net assets resulting from capital transactions	$23,379	$3,828
SHARE TRANSACTIONS:
Class A
Issued	160	14
Reinvested	1	— (b)
Redeemed	(23)	— (b)
Change in Class A Shares	138	14
Class C
Issued	4	1
Reinvested	— (b)	— (b)
Redeemed	— (b)	— (b)
Change in Class C Shares	4	1
Class I
Issued	14	3
Reinvested	— (b)	— (b)
Redeemed	(1)	— (b)
Change in Class I Shares	13	3
Class R2
Issued	1	1
Reinvested	— (b)	— (b)
Redeemed	— (b)	— (b)
Change in Class R2 Shares	1	1
Class R3
Issued	1	2
Reinvested	— (b)	— (b)
Redeemed	— (b)	— (b)
Change in Class R3 Shares	1	2
Class R4
Issued	— (b)	1
Reinvested	— (b)	— (b)
Change in Class R4 Shares	— (b)	1

(a)
Commencement of operations was November 1, 2022.
(b)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	JPMorgan SmartRetirement® 2065 Fund
	Year Ended June 30, 2024	Period Ended June 30, 2023(a)
SHARE TRANSACTIONS: (continued)
Class R5
Issued	553	4
Reinvested	1	— (b)
Redeemed	(31)	— (b)
Change in Class R5 Shares	523	4
Class R6
Issued	722	223
Reinvested	8	1
Redeemed	(139)	(11)
Change in Class R6 Shares	591	213

(a)
Commencement of operations was November 1, 2022.
(b)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	55

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Income Fund
Class A
Year Ended June 30, 2024	$14.48	$0.44	$0.95	$1.39	$(0.46)	$—	$(0.46)
Year Ended June 30, 2023	14.17	0.36	0.53	0.89	(0.35)	(0.23)	(0.58)
Year Ended June 30, 2022	17.87	0.32	(2.33)	(2.01)	(0.27)	(1.42)	(1.69)
Year Ended June 30, 2021	16.21	0.30	2.14	2.44	(0.37)	(0.41)	(0.78)
Year Ended June 30, 2020	18.14	0.42	0.10	0.52	(0.43)	(2.02)	(2.45)
Class C
Year Ended June 30, 2024	14.39	0.34	0.94	1.28	(0.34)	—	(0.34)
Year Ended June 30, 2023	14.06	0.27	0.53	0.80	(0.24)	(0.23)	(0.47)
Year Ended June 30, 2022	17.79	0.21	(2.31)	(2.10)	(0.21)	(1.42)	(1.63)
Year Ended June 30, 2021	16.13	0.19	2.13	2.32	(0.25)	(0.41)	(0.66)
Year Ended June 30, 2020	18.07	0.31	0.09	0.40	(0.32)	(2.02)	(2.34)
Class I
Year Ended June 30, 2024	14.53	0.46	0.95	1.41	(0.48)	—	(0.48)
Year Ended June 30, 2023	14.21	0.38	0.54	0.92	(0.37)	(0.23)	(0.60)
Year Ended June 30, 2022	17.91	0.34	(2.34)	(2.00)	(0.28)	(1.42)	(1.70)
Year Ended June 30, 2021	16.24	0.32	2.15	2.47	(0.39)	(0.41)	(0.80)
Year Ended June 30, 2020	18.18	0.44	0.09	0.53	(0.45)	(2.02)	(2.47)
Class R2
Year Ended June 30, 2024	14.42	0.38	0.93	1.31	(0.40)	—	(0.40)
Year Ended June 30, 2023	14.10	0.31	0.54	0.85	(0.30)	(0.23)	(0.53)
Year Ended June 30, 2022	17.82	0.25	(2.32)	(2.07)	(0.23)	(1.42)	(1.65)
Year Ended June 30, 2021	16.17	0.23	2.12	2.35	(0.29)	(0.41)	(0.70)
Year Ended June 30, 2020	18.11	0.35	0.08	0.43	(0.35)	(2.02)	(2.37)
Class R3
Year Ended June 30, 2024	14.43	0.41	0.94	1.35	(0.43)	—	(0.43)
Year Ended June 30, 2023	14.08	0.33	0.55	0.88	(0.30)	(0.23)	(0.53)
Year Ended June 30, 2022	17.78	0.29	(2.32)	(2.03)	(0.25)	(1.42)	(1.67)
Year Ended June 30, 2021	16.14	0.28	2.11	2.39	(0.34)	(0.41)	(0.75)
Year Ended June 30, 2020	18.08	0.38	0.10	0.48	(0.40)	(2.02)	(2.42)
Class R4
Year Ended June 30, 2024	14.49	0.44	0.97	1.41	(0.45)	—	(0.45)
Year Ended June 30, 2023	14.19	0.39	0.52	0.91	(0.38)	(0.23)	(0.61)
Year Ended June 30, 2022	17.89	0.33	(2.33)	(2.00)	(0.28)	(1.42)	(1.70)
Year Ended June 30, 2021	16.21	0.31	2.15	2.46	(0.37)	(0.41)	(0.78)
Year Ended June 30, 2020	18.15	0.43	0.09	0.52	(0.44)	(2.02)	(2.46)
Class R5
Year Ended June 30, 2024	14.57	0.48	0.95	1.43	(0.50)	—	(0.50)
Year Ended June 30, 2023	14.25	0.40	0.54	0.94	(0.39)	(0.23)	(0.62)
Year Ended June 30, 2022	17.94	0.36	(2.34)	(1.98)	(0.29)	(1.42)	(1.71)
Year Ended June 30, 2021	16.28	0.35	2.13	2.48	(0.41)	(0.41)	(0.82)
Year Ended June 30, 2020	18.21	0.46	0.10	0.56	(0.47)	(2.02)	(2.49)
Class R6
Year Ended June 30, 2024	14.57	0.50	0.95	1.45	(0.52)	—	(0.52)
Year Ended June 30, 2023	14.26	0.41	0.54	0.95	(0.41)	(0.23)	(0.64)
Year Ended June 30, 2022	17.94	0.38	(2.34)	(1.96)	(0.30)	(1.42)	(1.72)
Year Ended June 30, 2021	16.28	0.36	2.14	2.50	(0.43)	(0.41)	(0.84)
Year Ended June 30, 2020	18.21	0.47	0.10	0.57	(0.48)	(2.02)	(2.50)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$15.41	9.75%	$318,319	0.35%	3.01%	0.55%	19%
14.48	6.55	358,493	0.34	2.56	0.54	17
14.17	(12.56)	405,590	0.34	1.92	0.54	39
17.87	15.27	580,693	0.32	1.76	0.53	32
16.21	2.80	725,302	0.31	2.46	0.53	44

15.33	9.04	3,590	0.98	2.35	1.06	19
14.39	5.88	5,407	0.97	1.91	1.04	17
14.06	(13.09)	6,689	0.97	1.27	1.04	39
17.79	14.58	11,547	0.95	1.11	1.03	32
16.13	2.10	19,316	0.94	1.82	1.03	44

15.46	9.86	64,065	0.23	3.13	0.28	19
14.53	6.76	72,267	0.22	2.68	0.28	17
14.21	(12.48)	91,551	0.22	2.04	0.27	39
17.91	15.43	143,855	0.20	1.84	0.27	32
16.24	2.86	275,968	0.19	2.59	0.27	44

15.33	9.21	48,420	0.75	2.62	0.78	19
14.42	6.22	48,214	0.75	2.17	0.78	17
14.10	(12.91)	52,294	0.75	1.51	0.78	39
17.82	14.74	73,969	0.75	1.34	0.78	32
16.17	2.29	96,609	0.75	2.03	0.77	44

15.35	9.49	5,229	0.50	2.82	0.55	19
14.43	6.49	5,755	0.50	2.35	0.54	17
14.08	(12.70)	9,961	0.50	1.74	0.53	39
17.78	15.01	15,618	0.50	1.60	0.52	32
16.14	2.57	21,053	0.50	2.26	0.52	44

15.45	9.86	2,491	0.25	2.99	0.28	19
14.49	6.67	5,097	0.25	2.73	0.28	17
14.19	(12.50)	3,635	0.25	2.00	0.27	39
17.89	15.38	5,349	0.25	1.82	0.27	32
16.21	2.81	16,424	0.25	2.50	0.27	44

15.50	9.98	242,742	0.10	3.28	0.13	19
14.57	6.88	294,423	0.10	2.80	0.13	17
14.25	(12.35)	382,540	0.10	2.15	0.12	39
17.94	15.47	549,434	0.10	1.99	0.12	32
16.28	3.01	663,490	0.10	2.66	0.12	44

15.50	10.09	371,513	0.00	3.35	0.03	19
14.57	6.94	423,326	0.00	2.90	0.03	17
14.26	(12.23)	599,328	0.00	2.26	0.02	39
17.94	15.59	734,126	0.00	2.08	0.02	32
16.28	3.12	852,524	0.00	2.77	0.02	44
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	57

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2020 Fund
Class A
Year Ended June 30, 2024	$14.90	$0.44	$0.97	$1.41	$(0.47)	$—	$(0.47)
Year Ended June 30, 2023	14.68	0.36	0.55	0.91	(0.39)	(0.30)	(0.69)
Year Ended June 30, 2022	18.97	0.32	(2.41)	(2.09)	(0.28)	(1.92)	(2.20)
Year Ended June 30, 2021	17.14	0.31	2.38	2.69	(0.38)	(0.48)	(0.86)
Year Ended June 30, 2020	19.25	0.43	0.13	0.56	(0.44)	(2.23)	(2.67)
Class C
Year Ended June 30, 2024	14.79	0.34	0.97	1.31	(0.34)	—	(0.34)
Year Ended June 30, 2023	14.56	0.27	0.54	0.81	(0.28)	(0.30)	(0.58)
Year Ended June 30, 2022	18.87	0.22	(2.39)	(2.17)	(0.22)	(1.92)	(2.14)
Year Ended June 30, 2021	17.05	0.19	2.37	2.56	(0.26)	(0.48)	(0.74)
Year Ended June 30, 2020	19.16	0.32	0.13	0.45	(0.33)	(2.23)	(2.56)
Class I
Year Ended June 30, 2024	14.99	0.47	0.97	1.44	(0.49)	—	(0.49)
Year Ended June 30, 2023	14.76	0.39	0.55	0.94	(0.41)	(0.30)	(0.71)
Year Ended June 30, 2022	19.05	0.35	(2.43)	(2.08)	(0.29)	(1.92)	(2.21)
Year Ended June 30, 2021	17.21	0.33	2.39	2.72	(0.40)	(0.48)	(0.88)
Year Ended June 30, 2020	19.32	0.46	0.13	0.59	(0.47)	(2.23)	(2.70)
Class R2
Year Ended June 30, 2024	14.82	0.39	0.96	1.35	(0.41)	—	(0.41)
Year Ended June 30, 2023	14.60	0.31	0.54	0.85	(0.33)	(0.30)	(0.63)
Year Ended June 30, 2022	18.90	0.26	(2.39)	(2.13)	(0.25)	(1.92)	(2.17)
Year Ended June 30, 2021	17.08	0.24	2.37	2.61	(0.31)	(0.48)	(0.79)
Year Ended June 30, 2020	19.19	0.36	0.13	0.49	(0.37)	(2.23)	(2.60)
Class R3
Year Ended June 30, 2024	14.89	0.43	0.96	1.39	(0.46)	—	(0.46)
Year Ended June 30, 2023	14.59	0.32	0.58	0.90	(0.30)	(0.30)	(0.60)
Year Ended June 30, 2022	18.87	0.31	(2.40)	(2.09)	(0.27)	(1.92)	(2.19)
Year Ended June 30, 2021	17.06	0.29	2.36	2.65	(0.36)	(0.48)	(0.84)
Year Ended June 30, 2020	19.17	0.41	0.13	0.54	(0.42)	(2.23)	(2.65)
Class R4
Year Ended June 30, 2024	14.92	0.47	0.97	1.44	(0.49)	—	(0.49)
Year Ended June 30, 2023	14.73	0.42	0.51	0.93	(0.44)	(0.30)	(0.74)
Year Ended June 30, 2022	19.01	0.36	(2.43)	(2.07)	(0.29)	(1.92)	(2.21)
Year Ended June 30, 2021	17.16	0.34	2.38	2.72	(0.39)	(0.48)	(0.87)
Year Ended June 30, 2020	19.28	0.45	0.12	0.57	(0.46)	(2.23)	(2.69)
Class R5
Year Ended June 30, 2024	15.02	0.50	0.97	1.47	(0.52)	—	(0.52)
Year Ended June 30, 2023	14.80	0.41	0.55	0.96	(0.44)	(0.30)	(0.74)
Year Ended June 30, 2022	19.07	0.38	(2.42)	(2.04)	(0.31)	(1.92)	(2.23)
Year Ended June 30, 2021	17.23	0.36	2.39	2.75	(0.43)	(0.48)	(0.91)
Year Ended June 30, 2020	19.34	0.48	0.13	0.61	(0.49)	(2.23)	(2.72)
Class R6
Year Ended June 30, 2024	15.03	0.51	0.97	1.48	(0.54)	—	(0.54)
Year Ended June 30, 2023	14.81	0.43	0.55	0.98	(0.46)	(0.30)	(0.76)
Year Ended June 30, 2022	19.08	0.40	(2.43)	(2.03)	(0.32)	(1.92)	(2.24)
Year Ended June 30, 2021	17.23	0.38	2.40	2.78	(0.45)	(0.48)	(0.93)
Year Ended June 30, 2020	19.34	0.50	0.13	0.63	(0.51)	(2.23)	(2.74)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$15.84	9.58%	$286,370	0.41%	2.94%	0.54%	17%
14.90	6.43	354,915	0.40	2.49	0.53	14
14.68	(12.59)	441,919	0.40	1.86	0.52	35
18.97	15.90	723,758	0.38	1.68	0.52	33
17.14	2.87	1,016,969	0.37	2.39	0.52	45

15.76	8.98	4,438	1.00	2.30	1.06	17
14.79	5.75	6,692	1.00	1.87	1.05	14
14.56	(13.05)	9,079	1.00	1.26	1.04	35
18.87	15.18	15,662	0.98	1.04	1.02	33
17.05	2.26	26,138	0.97	1.80	1.03	45

15.94	9.78	77,452	0.25	3.10	0.27	17
14.99	6.63	101,195	0.25	2.64	0.27	14
14.76	(12.47)	154,572	0.25	2.01	0.27	35
19.05	16.06	279,318	0.23	1.80	0.26	33
17.21	3.01	500,145	0.22	2.54	0.26	45

15.76	9.24	66,136	0.75	2.60	0.78	17
14.82	6.06	76,401	0.75	2.15	0.77	14
14.60	(12.86)	89,945	0.75	1.52	0.77	35
18.90	15.48	132,238	0.75	1.32	0.77	33
17.08	2.47	164,523	0.75	2.01	0.77	45

15.82	9.45	8,934	0.50	2.86	0.53	17
14.89	6.38	9,197	0.50	2.20	0.53	14
14.59	(12.65)	25,428	0.50	1.77	0.52	35
18.87	15.74	36,610	0.50	1.57	0.51	33
17.06	2.75	43,462	0.50	2.28	0.52	45

15.87	9.82	12,067	0.25	3.08	0.27	17
14.92	6.59	14,946	0.25	2.86	0.27	14
14.73	(12.44)	4,551	0.25	2.04	0.27	35
19.01	16.11	10,965	0.25	1.83	0.26	33
17.16	2.94	27,376	0.25	2.48	0.26	45

15.97	9.95	270,944	0.10	3.29	0.12	17
15.02	6.73	377,954	0.10	2.75	0.12	14
14.80	(12.27)	648,747	0.10	2.16	0.12	35
19.07	16.22	1,039,921	0.10	1.97	0.11	33
17.23	3.13	1,300,373	0.10	2.64	0.11	45

15.97	10.00	540,707	0.00	3.35	0.02	17
15.03	6.89	707,921	0.00	2.90	0.02	14
14.81	(12.22)	821,167	0.00	2.28	0.02	35
19.08	16.40	1,294,883	0.00	2.07	0.01	33
17.23	3.23	1,515,075	0.00	2.76	0.01	45
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	59

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2025 Fund
Class A
Year Ended June 30, 2024	$15.66	$0.43	$1.18	$1.61	$(0.44)	$—	$(0.44)
Year Ended June 30, 2023	15.52	0.36	0.78	1.14	(0.34)	(0.66)	(1.00)
Year Ended June 30, 2022	20.09	0.32	(2.75)	(2.43)	(0.34)	(1.80)	(2.14)
Year Ended June 30, 2021	17.34	0.29	3.31	3.60	(0.36)	(0.49)	(0.85)
Year Ended June 30, 2020	19.22	0.41	0.06	0.47	(0.42)	(1.93)	(2.35)
Class C
Year Ended June 30, 2024	15.54	0.33	1.17	1.50	(0.31)	—	(0.31)
Year Ended June 30, 2023	15.40	0.27	0.78	1.05	(0.25)	(0.66)	(0.91)
Year Ended June 30, 2022	20.01	0.22	(2.75)	(2.53)	(0.28)	(1.80)	(2.08)
Year Ended June 30, 2021	17.27	0.17	3.31	3.48	(0.25)	(0.49)	(0.74)
Year Ended June 30, 2020	19.15	0.30	0.06	0.36	(0.31)	(1.93)	(2.24)
Class I
Year Ended June 30, 2024	15.72	0.47	1.18	1.65	(0.47)	—	(0.47)
Year Ended June 30, 2023	15.58	0.39	0.79	1.18	(0.38)	(0.66)	(1.04)
Year Ended June 30, 2022	20.15	0.36	(2.77)	(2.41)	(0.36)	(1.80)	(2.16)
Year Ended June 30, 2021	17.39	0.32	3.32	3.64	(0.39)	(0.49)	(0.88)
Year Ended June 30, 2020	19.27	0.44	0.06	0.50	(0.45)	(1.93)	(2.38)
Class R2
Year Ended June 30, 2024	15.55	0.38	1.17	1.55	(0.38)	—	(0.38)
Year Ended June 30, 2023	15.42	0.31	0.78	1.09	(0.30)	(0.66)	(0.96)
Year Ended June 30, 2022	20.01	0.26	(2.74)	(2.48)	(0.31)	(1.80)	(2.11)
Year Ended June 30, 2021	17.27	0.22	3.30	3.52	(0.29)	(0.49)	(0.78)
Year Ended June 30, 2020	19.15	0.34	0.06	0.40	(0.35)	(1.93)	(2.28)
Class R3
Year Ended June 30, 2024	15.57	0.42	1.17	1.59	(0.43)	—	(0.43)
Year Ended June 30, 2023	15.44	0.35	0.78	1.13	(0.34)	(0.66)	(1.00)
Year Ended June 30, 2022	20.01	0.31	(2.75)	(2.44)	(0.33)	(1.80)	(2.13)
Year Ended June 30, 2021	17.27	0.27	3.30	3.57	(0.34)	(0.49)	(0.83)
Year Ended June 30, 2020	19.16	0.39	0.05	0.44	(0.40)	(1.93)	(2.33)
Class R4
Year Ended June 30, 2024	15.68	0.43	1.22	1.65	(0.44)	—	(0.44)
Year Ended June 30, 2023	15.54	0.39	0.79	1.18	(0.38)	(0.66)	(1.04)
Year Ended June 30, 2022	20.11	0.35	(2.77)	(2.42)	(0.35)	(1.80)	(2.15)
Year Ended June 30, 2021	17.34	0.32	3.32	3.64	(0.38)	(0.49)	(0.87)
Year Ended June 30, 2020	19.22	0.44	0.05	0.49	(0.44)	(1.93)	(2.37)
Class R5
Year Ended June 30, 2024	15.75	0.50	1.18	1.68	(0.50)	—	(0.50)
Year Ended June 30, 2023	15.61	0.41	0.79	1.20	(0.40)	(0.66)	(1.06)
Year Ended June 30, 2022	20.18	0.38	(2.78)	(2.40)	(0.37)	(1.80)	(2.17)
Year Ended June 30, 2021	17.41	0.35	3.33	3.68	(0.42)	(0.49)	(0.91)
Year Ended June 30, 2020	19.29	0.46	0.06	0.52	(0.47)	(1.93)	(2.40)
Class R6
Year Ended June 30, 2024	15.76	0.51	1.18	1.69	(0.51)	—	(0.51)
Year Ended June 30, 2023	15.62	0.43	0.79	1.22	(0.42)	(0.66)	(1.08)
Year Ended June 30, 2022	20.18	0.41	(2.79)	(2.38)	(0.38)	(1.80)	(2.18)
Year Ended June 30, 2021	17.41	0.37	3.33	3.70	(0.44)	(0.49)	(0.93)
Year Ended June 30, 2020	19.29	0.48	0.06	0.54	(0.49)	(1.93)	(2.42)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$16.83	10.40%	$527,093	0.44%	2.72%	0.53%	19%
15.66	7.80	606,963	0.43	2.32	0.52	16
15.52	(13.71)	722,117	0.43	1.72	0.52	39
20.09	21.06	1,147,634	0.41	1.52	0.52	32
17.34	2.22	1,348,331	0.40	2.25	0.52	51

16.73	9.77	10,638	1.00	2.11	1.04	19
15.54	7.19	14,787	1.00	1.74	1.03	16
15.40	(14.23)	19,094	1.00	1.17	1.03	39
20.01	20.39	27,048	1.00	0.91	1.02	32
17.27	1.62	30,825	0.99	1.64	1.03	51

16.90	10.64	127,346	0.25	2.91	0.27	19
15.72	8.00	165,288	0.25	2.52	0.27	16
15.58	(13.59)	232,343	0.25	1.91	0.26	39
20.15	21.25	379,329	0.25	1.66	0.26	32
17.39	2.37	608,686	0.24	2.40	0.26	51

16.72	10.11	107,228	0.75	2.40	0.77	19
15.55	7.43	121,499	0.75	2.02	0.77	16
15.42	(14.01)	134,496	0.75	1.41	0.77	39
20.01	20.68	192,084	0.75	1.18	0.77	32
17.27	1.86	220,376	0.75	1.90	0.77	51

16.73	10.36	18,500	0.50	2.68	0.52	19
15.57	7.73	18,887	0.50	2.27	0.52	16
15.44	(13.80)	23,213	0.50	1.65	0.52	39
20.01	21.00	36,301	0.50	1.44	0.52	32
17.27	2.07	43,901	0.50	2.17	0.52	51

16.89	10.64	2,515	0.25	2.73	0.28	19
15.68	8.01	4,249	0.25	2.55	0.27	16
15.54	(13.62)	7,229	0.25	1.85	0.27	39
20.11	21.32	17,587	0.25	1.69	0.26	32
17.34	2.37	39,366	0.25	2.40	0.26	51

16.93	10.81	562,799	0.10	3.10	0.11	19
15.75	8.16	757,815	0.10	2.64	0.11	16
15.61	(13.50)	1,077,778	0.10	2.07	0.11	39
20.18	21.48	1,540,051	0.10	1.84	0.11	32
17.41	2.51	1,741,634	0.10	2.52	0.11	51

16.94	10.92	1,381,948	0.00	3.16	0.01	19
15.76	8.30	1,597,677	0.00	2.78	0.01	16
15.62	(13.40)	1,716,156	0.00	2.18	0.01	39
20.18	21.61	2,237,064	0.00	1.94	0.01	32
17.41	2.61	2,278,065	0.00	2.64	0.01	51
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	61

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2030 Fund
Class A
Year Ended June 30, 2024	$17.02	$0.42	$1.64	$2.06	$(0.42)	$—	$(0.42)
Year Ended June 30, 2023	16.73	0.35	1.20	1.55	(0.33)	(0.93)	(1.26)
Year Ended June 30, 2022	21.89	0.33	(3.14)	(2.81)	(0.40)	(1.95)	(2.35)
Year Ended June 30, 2021	18.17	0.28	4.27	4.55	(0.34)	(0.49)	(0.83)
Year Ended June 30, 2020	21.00	0.41	(0.01)	0.40	(0.42)	(2.81)	(3.23)
Class C
Year Ended June 30, 2024	16.74	0.32	1.61	1.93	(0.31)	—	(0.31)
Year Ended June 30, 2023	16.47	0.25	1.18	1.43	(0.23)	(0.93)	(1.16)
Year Ended June 30, 2022	21.64	0.21	(3.09)	(2.88)	(0.34)	(1.95)	(2.29)
Year Ended June 30, 2021	17.96	0.15	4.24	4.39	(0.22)	(0.49)	(0.71)
Year Ended June 30, 2020	20.80	0.30	(0.02)	0.28	(0.31)	(2.81)	(3.12)
Class I
Year Ended June 30, 2024	17.10	0.46	1.64	2.10	(0.45)	—	(0.45)
Year Ended June 30, 2023	16.81	0.39	1.19	1.58	(0.36)	(0.93)	(1.29)
Year Ended June 30, 2022	21.97	0.37	(3.16)	(2.79)	(0.42)	(1.95)	(2.37)
Year Ended June 30, 2021	18.22	0.31	4.30	4.61	(0.37)	(0.49)	(0.86)
Year Ended June 30, 2020	21.06	0.45	(0.03)	0.42	(0.45)	(2.81)	(3.26)
Class R2
Year Ended June 30, 2024	16.90	0.36	1.62	1.98	(0.36)	—	(0.36)
Year Ended June 30, 2023	16.62	0.30	1.19	1.49	(0.28)	(0.93)	(1.21)
Year Ended June 30, 2022	21.80	0.26	(3.12)	(2.86)	(0.37)	(1.95)	(2.32)
Year Ended June 30, 2021	18.09	0.21	4.26	4.47	(0.27)	(0.49)	(0.76)
Year Ended June 30, 2020	20.92	0.35	(0.02)	0.33	(0.35)	(2.81)	(3.16)
Class R3
Year Ended June 30, 2024	17.00	0.41	1.64	2.05	(0.41)	—	(0.41)
Year Ended June 30, 2023	16.65	0.31	1.22	1.53	(0.25)	(0.93)	(1.18)
Year Ended June 30, 2022	21.80	0.32	(3.13)	(2.81)	(0.39)	(1.95)	(2.34)
Year Ended June 30, 2021	18.10	0.26	4.26	4.52	(0.33)	(0.49)	(0.82)
Year Ended June 30, 2020	20.94	0.40	(0.03)	0.37	(0.40)	(2.81)	(3.21)
Class R4
Year Ended June 30, 2024	17.03	0.45	1.65	2.10	(0.45)	—	(0.45)
Year Ended June 30, 2023	16.77	0.43	1.15	1.58	(0.39)	(0.93)	(1.32)
Year Ended June 30, 2022	21.93	0.36	(3.15)	(2.79)	(0.42)	(1.95)	(2.37)
Year Ended June 30, 2021	18.18	0.31	4.29	4.60	(0.36)	(0.49)	(0.85)
Year Ended June 30, 2020	21.02	0.43	(0.01)	0.42	(0.45)	(2.81)	(3.26)
Class R5
Year Ended June 30, 2024	17.18	0.50	1.63	2.13	(0.48)	—	(0.48)
Year Ended June 30, 2023	16.88	0.41	1.21	1.62	(0.39)	(0.93)	(1.32)
Year Ended June 30, 2022	22.04	0.40	(3.17)	(2.77)	(0.44)	(1.95)	(2.39)
Year Ended June 30, 2021	18.28	0.34	4.32	4.66	(0.41)	(0.49)	(0.90)
Year Ended June 30, 2020	21.11	0.47	(0.01)	0.46	(0.48)	(2.81)	(3.29)
Class R6
Year Ended June 30, 2024	17.17	0.50	1.66	2.16	(0.50)	—	(0.50)
Year Ended June 30, 2023	16.88	0.43	1.20	1.63	(0.41)	(0.93)	(1.34)
Year Ended June 30, 2022	22.03	0.42	(3.17)	(2.75)	(0.45)	(1.95)	(2.40)
Year Ended June 30, 2021	18.27	0.37	4.31	4.68	(0.43)	(0.49)	(0.92)
Year Ended June 30, 2020	21.11	0.49	(0.02)	0.47	(0.50)	(2.81)	(3.31)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$18.66	12.24%	$722,632	0.44%	2.42%	0.52%	20%
17.02	9.85	789,005	0.43	2.11	0.52	16
16.73	(14.62)	866,979	0.43	1.61	0.52	42
21.89	25.39	1,310,223	0.41	1.35	0.52	38
18.17	1.39	1,502,785	0.40	2.13	0.52	51

18.36	11.67	11,450	1.00	1.85	1.04	20
16.74	9.21	14,047	1.00	1.55	1.03	16
16.47	(15.09)	16,382	1.00	1.06	1.03	42
21.64	24.72	22,367	1.00	0.76	1.03	38
17.96	0.73	27,199	0.99	1.56	1.03	51

18.75	12.46	232,308	0.25	2.60	0.26	20
17.10	10.02	251,694	0.25	2.31	0.26	16
16.81	(14.48)	311,120	0.25	1.80	0.26	42
21.97	25.69	498,963	0.25	1.50	0.26	38
18.22	1.49	667,687	0.24	2.29	0.26	51

18.52	11.87	189,214	0.75	2.10	0.76	20
16.90	9.52	192,960	0.75	1.81	0.77	16
16.62	(14.92)	200,990	0.75	1.32	0.76	42
21.80	25.04	265,500	0.75	1.02	0.76	38
18.09	1.03	279,698	0.75	1.79	0.76	51

18.64	12.21	24,756	0.50	2.34	0.52	20
17.00	9.75	22,702	0.50	1.84	0.52	16
16.65	(14.66)	56,115	0.50	1.57	0.51	42
21.80	25.30	73,364	0.50	1.30	0.51	38
18.10	1.25	68,796	0.50	2.06	0.51	51

18.68	12.51	36,069	0.25	2.60	0.26	20
17.03	10.04	36,839	0.25	2.57	0.26	16
16.77	(14.51)	12,839	0.25	1.79	0.26	42
21.93	25.69	22,446	0.25	1.53	0.26	38
18.18	1.49	45,528	0.25	2.19	0.26	51

18.83	12.59	967,330	0.10	2.82	0.11	20
17.18	10.22	1,118,550	0.10	2.45	0.11	16
16.88	(14.36)	1,463,012	0.10	1.97	0.11	42
22.04	25.86	1,978,329	0.10	1.68	0.11	38
18.28	1.68	1,978,378	0.10	2.41	0.11	51

18.83	12.76	1,961,446	0.00	2.86	0.01	20
17.17	10.30	2,099,401	0.00	2.58	0.01	16
16.88	(14.28)	2,029,842	0.00	2.08	0.01	42
22.03	26.00	2,510,192	0.00	1.78	0.01	38
18.27	1.73	2,363,567	0.00	2.52	0.01	51
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	63

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2035 Fund
Class A
Year Ended June 30, 2024	$17.65	$0.38	$2.12	$2.50	$(0.36)	$—	$(0.36)
Year Ended June 30, 2023	17.15	0.31	1.56	1.87	(0.28)	(1.09)	(1.37)
Year Ended June 30, 2022	23.65	0.32	(3.33)	(3.01)	(0.48)	(3.01)	(3.49)
Year Ended June 30, 2021	18.76	0.28	5.60	5.88	(0.35)	(0.64)	(0.99)
Year Ended June 30, 2020	20.40	0.33	(0.02)	0.31	(0.35)	(1.60)	(1.95)
Class C
Year Ended June 30, 2024	17.35	0.27	2.10	2.37	(0.25)	—	(0.25)
Year Ended June 30, 2023	16.88	0.21	1.54	1.75	(0.19)	(1.09)	(1.28)
Year Ended June 30, 2022	23.41	0.20	(3.29)	(3.09)	(0.43)	(3.01)	(3.44)
Year Ended June 30, 2021	18.59	0.15	5.54	5.69	(0.23)	(0.64)	(0.87)
Year Ended June 30, 2020	20.23	0.22	(0.02)	0.20	(0.24)	(1.60)	(1.84)
Class I
Year Ended June 30, 2024	17.80	0.42	2.15	2.57	(0.40)	—	(0.40)
Year Ended June 30, 2023	17.29	0.35	1.57	1.92	(0.32)	(1.09)	(1.41)
Year Ended June 30, 2022	23.80	0.37	(3.37)	(3.00)	(0.50)	(3.01)	(3.51)
Year Ended June 30, 2021	18.87	0.32	5.63	5.95	(0.38)	(0.64)	(1.02)
Year Ended June 30, 2020	20.51	0.37	(0.02)	0.35	(0.39)	(1.60)	(1.99)
Class R2
Year Ended June 30, 2024	17.53	0.32	2.11	2.43	(0.31)	—	(0.31)
Year Ended June 30, 2023	17.05	0.26	1.55	1.81	(0.24)	(1.09)	(1.33)
Year Ended June 30, 2022	23.57	0.26	(3.32)	(3.06)	(0.45)	(3.01)	(3.46)
Year Ended June 30, 2021	18.70	0.21	5.57	5.78	(0.27)	(0.64)	(0.91)
Year Ended June 30, 2020	20.34	0.27	(0.02)	0.25	(0.29)	(1.60)	(1.89)
Class R3
Year Ended June 30, 2024	17.52	0.36	2.13	2.49	(0.35)	—	(0.35)
Year Ended June 30, 2023	17.05	0.30	1.54	1.84	(0.28)	(1.09)	(1.37)
Year Ended June 30, 2022	23.54	0.30	(3.31)	(3.01)	(0.47)	(3.01)	(3.48)
Year Ended June 30, 2021	18.68	0.27	5.56	5.83	(0.33)	(0.64)	(0.97)
Year Ended June 30, 2020	20.32	0.32	(0.02)	0.30	(0.34)	(1.60)	(1.94)
Class R4
Year Ended June 30, 2024	17.78	0.39	2.17	2.56	(0.36)	—	(0.36)
Year Ended June 30, 2023	17.26	0.34	1.58	1.92	(0.31)	(1.09)	(1.40)
Year Ended June 30, 2022	23.75	0.35	(3.33)	(2.98)	(0.50)	(3.01)	(3.51)
Year Ended June 30, 2021	18.83	0.33	5.60	5.93	(0.37)	(0.64)	(1.01)
Year Ended June 30, 2020	20.47	0.36	(0.02)	0.34	(0.38)	(1.60)	(1.98)
Class R5
Year Ended June 30, 2024	17.83	0.46	2.14	2.60	(0.43)	—	(0.43)
Year Ended June 30, 2023	17.32	0.37	1.58	1.95	(0.35)	(1.09)	(1.44)
Year Ended June 30, 2022	23.81	0.40	(3.36)	(2.96)	(0.52)	(3.01)	(3.53)
Year Ended June 30, 2021	18.89	0.36	5.62	5.98	(0.42)	(0.64)	(1.06)
Year Ended June 30, 2020	20.53	0.39	(0.02)	0.37	(0.41)	(1.60)	(2.01)
Class R6
Year Ended June 30, 2024	17.83	0.47	2.16	2.63	(0.45)	—	(0.45)
Year Ended June 30, 2023	17.33	0.40	1.56	1.96	(0.37)	(1.09)	(1.46)
Year Ended June 30, 2022	23.81	0.42	(3.36)	(2.94)	(0.53)	(3.01)	(3.54)
Year Ended June 30, 2021	18.89	0.38	5.62	6.00	(0.44)	(0.64)	(1.08)
Year Ended June 30, 2020	20.53	0.41	(0.02)	0.39	(0.43)	(1.60)	(2.03)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$19.79	14.35%	$641,357	0.44%	2.09%	0.52%	22%
17.65	11.67	645,728	0.43	1.81	0.52	18
17.15	(15.33)	710,149	0.43	1.50	0.52	34
23.65	31.88	1,107,857	0.42	1.31	0.52	35
18.76	1.14	1,141,434	0.41	1.70	0.52	52

19.47	13.78	8,316	1.00	1.50	1.05	22
17.35	11.01	9,043	1.00	1.25	1.04	18
16.88	(15.81)	10,174	1.00	0.97	1.03	34
23.41	31.12	13,950	1.00	0.69	1.03	35
18.59	0.56	16,378	0.99	1.14	1.04	52

19.97	14.61	150,008	0.25	2.28	0.26	22
17.80	11.87	154,541	0.25	2.06	0.27	18
17.29	(15.19)	211,579	0.25	1.70	0.26	34
23.80	32.11	345,692	0.25	1.47	0.26	35
18.87	1.31	492,445	0.24	1.88	0.27	52

19.65	14.00	176,699	0.75	1.78	0.77	22
17.53	11.31	173,552	0.75	1.52	0.77	18
17.05	(15.60)	167,191	0.75	1.21	0.77	34
23.57	31.43	219,749	0.75	0.97	0.76	35
18.70	0.79	225,092	0.76	1.37	0.77	52

19.66	14.37	26,742	0.50	1.99	0.52	22
17.52	11.52	28,110	0.50	1.79	0.52	18
17.05	(15.39)	30,308	0.50	1.43	0.52	34
23.54	31.77	47,424	0.50	1.25	0.52	35
18.68	1.07	44,104	0.51	1.63	0.52	52

19.98	14.58	3,053	0.25	2.12	0.29	22
17.78	11.86	4,323	0.25	1.98	0.27	18
17.26	(15.14)	8,959	0.25	1.62	0.27	34
23.75	32.07	22,627	0.25	1.51	0.26	35
18.83	1.30	43,341	0.25	1.87	0.26	52

20.00	14.78	728,966	0.10	2.52	0.11	22
17.83	12.03	806,622	0.10	2.16	0.11	18
17.32	(15.03)	1,087,075	0.10	1.86	0.11	34
23.81	32.23	1,456,188	0.10	1.65	0.11	35
18.89	1.45	1,449,763	0.10	1.98	0.11	52

20.01	14.94	2,007,601	0.00	2.54	0.01	22
17.83	12.10	2,066,266	0.00	2.29	0.01	18
17.33	(14.94)	1,916,064	0.00	1.97	0.01	34
23.81	32.37	2,319,866	0.00	1.73	0.01	35
18.89	1.55	2,066,991	0.00	2.09	0.01	52
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	65

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2040 Fund
Class A
Year Ended June 30, 2024	$18.99	$0.35	$2.63	$2.98	$(0.35)	$—	$(0.35)
Year Ended June 30, 2023	18.45	0.30	1.94	2.24	(0.28)	(1.42)	(1.70)
Year Ended June 30, 2022	25.76	0.33	(3.68)	(3.35)	(0.55)	(3.41)	(3.96)
Year Ended June 30, 2021	19.90	0.28	6.68	6.96	(0.34)	(0.76)	(1.10)
Year Ended June 30, 2020	22.03	0.32	(0.05)	0.27	(0.35)	(2.05)	(2.40)
Class C
Year Ended June 30, 2024	18.43	0.24	2.54	2.78	(0.24)	—	(0.24)
Year Ended June 30, 2023	17.95	0.19	1.89	2.08	(0.18)	(1.42)	(1.60)
Year Ended June 30, 2022	25.26	0.19	(3.58)	(3.39)	(0.51)	(3.41)	(3.92)
Year Ended June 30, 2021	19.58	0.13	6.55	6.68	(0.24)	(0.76)	(1.00)
Year Ended June 30, 2020	21.72	0.20	(0.05)	0.15	(0.24)	(2.05)	(2.29)
Class I
Year Ended June 30, 2024	19.10	0.39	2.64	3.03	(0.38)	—	(0.38)
Year Ended June 30, 2023	18.54	0.34	1.96	2.30	(0.32)	(1.42)	(1.74)
Year Ended June 30, 2022	25.85	0.37	(3.70)	(3.33)	(0.57)	(3.41)	(3.98)
Year Ended June 30, 2021	19.97	0.31	6.71	7.02	(0.38)	(0.76)	(1.14)
Year Ended June 30, 2020	22.10	0.36	(0.06)	0.30	(0.38)	(2.05)	(2.43)
Class R2
Year Ended June 30, 2024	18.78	0.29	2.59	2.88	(0.29)	—	(0.29)
Year Ended June 30, 2023	18.26	0.24	1.93	2.17	(0.23)	(1.42)	(1.65)
Year Ended June 30, 2022	25.59	0.25	(3.64)	(3.39)	(0.53)	(3.41)	(3.94)
Year Ended June 30, 2021	19.79	0.20	6.62	6.82	(0.26)	(0.76)	(1.02)
Year Ended June 30, 2020	21.92	0.25	(0.05)	0.20	(0.28)	(2.05)	(2.33)
Class R3
Year Ended June 30, 2024	18.99	0.34	2.62	2.96	(0.33)	—	(0.33)
Year Ended June 30, 2023	18.35	0.23	2.01	2.24	(0.18)	(1.42)	(1.60)
Year Ended June 30, 2022	25.66	0.31	(3.67)	(3.36)	(0.54)	(3.41)	(3.95)
Year Ended June 30, 2021	19.83	0.27	6.64	6.91	(0.32)	(0.76)	(1.08)
Year Ended June 30, 2020	21.96	0.31	(0.06)	0.25	(0.33)	(2.05)	(2.38)
Class R4
Year Ended June 30, 2024	19.02	0.40	2.62	3.02	(0.39)	—	(0.39)
Year Ended June 30, 2023	18.50	0.41	1.88	2.29	(0.35)	(1.42)	(1.77)
Year Ended June 30, 2022	25.81	0.35	(3.68)	(3.33)	(0.57)	(3.41)	(3.98)
Year Ended June 30, 2021	19.93	0.33	6.67	7.00	(0.36)	(0.76)	(1.12)
Year Ended June 30, 2020	22.06	0.34	(0.04)	0.30	(0.38)	(2.05)	(2.43)
Class R5
Year Ended June 30, 2024	19.19	0.44	2.64	3.08	(0.42)	—	(0.42)
Year Ended June 30, 2023	18.62	0.38	1.95	2.33	(0.34)	(1.42)	(1.76)
Year Ended June 30, 2022	25.93	0.41	(3.72)	(3.31)	(0.59)	(3.41)	(4.00)
Year Ended June 30, 2021	20.03	0.35	6.72	7.07	(0.41)	(0.76)	(1.17)
Year Ended June 30, 2020	22.16	0.39	(0.06)	0.33	(0.41)	(2.05)	(2.46)
Class R6
Year Ended June 30, 2024	19.19	0.45	2.64	3.09	(0.43)	—	(0.43)
Year Ended June 30, 2023	18.63	0.39	1.96	2.35	(0.37)	(1.42)	(1.79)
Year Ended June 30, 2022	25.93	0.43	(3.72)	(3.29)	(0.60)	(3.41)	(4.01)
Year Ended June 30, 2021	20.03	0.38	6.72	7.10	(0.44)	(0.76)	(1.20)
Year Ended June 30, 2020	22.16	0.41	(0.06)	0.35	(0.43)	(2.05)	(2.48)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$21.62	15.83%	$637,489	0.44%	1.79%	0.52%	21%
18.99	13.12	656,787	0.43	1.63	0.52	16
18.45	(15.82)	677,060	0.43	1.40	0.52	36
25.76	35.63	1,024,243	0.42	1.19	0.52	33
19.90	0.66	1,088,646	0.41	1.54	0.52	50

20.97	15.19	11,477	1.00	1.22	1.04	21
18.43	12.47	11,359	1.00	1.07	1.03	16
17.95	(16.28)	11,955	1.00	0.86	1.04	36
25.26	34.75	15,949	1.00	0.58	1.04	33
19.58	0.08	16,763	0.99	0.98	1.04	50

21.75	16.05	202,471	0.25	1.97	0.26	21
19.10	13.39	212,173	0.25	1.86	0.27	16
18.54	(15.69)	267,740	0.25	1.58	0.26	36
25.85	35.83	437,592	0.25	1.32	0.26	33
19.97	0.82	488,471	0.24	1.73	0.27	50

21.37	15.46	160,943	0.75	1.48	0.77	21
18.78	12.83	157,484	0.75	1.34	0.77	16
18.26	(16.09)	153,273	0.75	1.09	0.77	36
25.59	35.12	199,824	0.75	0.86	0.77	33
19.79	0.30	200,654	0.76	1.22	0.77	50

21.62	15.76	21,036	0.50	1.71	0.52	21
18.99	13.11	20,493	0.50	1.27	0.52	16
18.35	(15.91)	51,430	0.50	1.35	0.52	36
25.66	35.52	65,461	0.50	1.15	0.51	33
19.83	0.57	57,891	0.51	1.51	0.52	50

21.65	16.06	43,150	0.25	1.99	0.26	21
19.02	13.40	36,240	0.25	2.22	0.27	16
18.50	(15.71)	7,965	0.25	1.50	0.27	36
25.81	35.83	15,979	0.25	1.43	0.26	33
19.93	0.82	35,248	0.26	1.65	0.27	50

21.85	16.22	871,347	0.10	2.22	0.11	21
19.19	13.56	938,361	0.10	2.03	0.12	16
18.62	(15.57)	1,254,341	0.10	1.76	0.11	36
25.93	36.03	1,668,542	0.10	1.51	0.11	33
20.03	0.96	1,521,908	0.11	1.84	0.12	50

21.85	16.33	1,872,827	0.00	2.24	0.01	21
19.19	13.65	1,931,128	0.00	2.11	0.02	16
18.63	(15.48)	1,747,795	0.00	1.87	0.01	36
25.93	36.17	2,166,737	0.00	1.61	0.01	33
20.03	1.06	1,899,514	0.01	1.94	0.02	50
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	67

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2045 Fund
Class A
Year Ended June 30, 2024	$18.89	$0.30	$2.87	$3.17	$(0.30)	$—	$(0.30)
Year Ended June 30, 2023	18.35	0.26	2.15	2.41	(0.24)	(1.63)	(1.87)
Year Ended June 30, 2022	25.52	0.30	(3.70)	(3.40)	(0.59)	(3.18)	(3.77)
Year Ended June 30, 2021	19.19	0.24	7.07	7.31	(0.30)	(0.68)	(0.98)
Year Ended June 30, 2020	21.10	0.29	(0.14)	0.15	(0.32)	(1.74)	(2.06)
Class C
Year Ended June 30, 2024	18.41	0.20	2.77	2.97	(0.20)	—	(0.20)
Year Ended June 30, 2023	17.93	0.16	2.09	2.25	(0.14)	(1.63)	(1.77)
Year Ended June 30, 2022	25.12	0.16	(3.62)	(3.46)	(0.55)	(3.18)	(3.73)
Year Ended June 30, 2021	18.96	0.10	6.98	7.08	(0.24)	(0.68)	(0.92)
Year Ended June 30, 2020	20.91	0.17	(0.15)	0.02	(0.23)	(1.74)	(1.97)
Class I
Year Ended June 30, 2024	19.02	0.35	2.88	3.23	(0.34)	—	(0.34)
Year Ended June 30, 2023	18.46	0.31	2.15	2.46	(0.27)	(1.63)	(1.90)
Year Ended June 30, 2022	25.63	0.34	(3.73)	(3.39)	(0.60)	(3.18)	(3.78)
Year Ended June 30, 2021	19.27	0.28	7.09	7.37	(0.33)	(0.68)	(1.01)
Year Ended June 30, 2020	21.18	0.33	(0.15)	0.18	(0.35)	(1.74)	(2.09)
Class R2
Year Ended June 30, 2024	18.68	0.24	2.83	3.07	(0.25)	—	(0.25)
Year Ended June 30, 2023	18.16	0.21	2.13	2.34	(0.19)	(1.63)	(1.82)
Year Ended June 30, 2022	25.37	0.22	(3.68)	(3.46)	(0.57)	(3.18)	(3.75)
Year Ended June 30, 2021	19.10	0.16	7.04	7.20	(0.25)	(0.68)	(0.93)
Year Ended June 30, 2020	21.02	0.22	(0.14)	0.08	(0.26)	(1.74)	(2.00)
Class R3
Year Ended June 30, 2024	18.78	0.27	2.86	3.13	(0.28)	—	(0.28)
Year Ended June 30, 2023	18.25	0.25	2.14	2.39	(0.23)	(1.63)	(1.86)
Year Ended June 30, 2022	25.42	0.28	(3.68)	(3.40)	(0.59)	(3.18)	(3.77)
Year Ended June 30, 2021	19.12	0.23	7.03	7.26	(0.28)	(0.68)	(0.96)
Year Ended June 30, 2020	21.03	0.28	(0.15)	0.13	(0.30)	(1.74)	(2.04)
Class R4
Year Ended June 30, 2024	18.98	0.32	2.90	3.22	(0.32)	—	(0.32)
Year Ended June 30, 2023	18.42	0.31	2.15	2.46	(0.27)	(1.63)	(1.90)
Year Ended June 30, 2022	25.58	0.31	(3.69)	(3.38)	(0.60)	(3.18)	(3.78)
Year Ended June 30, 2021	19.22	0.29	7.07	7.36	(0.32)	(0.68)	(1.00)
Year Ended June 30, 2020	21.13	0.32	(0.14)	0.18	(0.35)	(1.74)	(2.09)
Class R5
Year Ended June 30, 2024	19.07	0.40	2.87	3.27	(0.37)	—	(0.37)
Year Ended June 30, 2023	18.51	0.33	2.16	2.49	(0.30)	(1.63)	(1.93)
Year Ended June 30, 2022	25.66	0.38	(3.74)	(3.36)	(0.61)	(3.18)	(3.79)
Year Ended June 30, 2021	19.29	0.32	7.10	7.42	(0.37)	(0.68)	(1.05)
Year Ended June 30, 2020	21.20	0.35	(0.14)	0.21	(0.38)	(1.74)	(2.12)
Class R6
Year Ended June 30, 2024	19.07	0.40	2.89	3.29	(0.39)	—	(0.39)
Year Ended June 30, 2023	18.51	0.35	2.16	2.51	(0.32)	(1.63)	(1.95)
Year Ended June 30, 2022	25.65	0.40	(3.74)	(3.34)	(0.62)	(3.18)	(3.80)
Year Ended June 30, 2021	19.28	0.34	7.10	7.44	(0.39)	(0.68)	(1.07)
Year Ended June 30, 2020	21.20	0.37	(0.15)	0.22	(0.40)	(1.74)	(2.14)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$21.76	16.93%	$510,708	0.44%	1.54%	0.53%	21%
18.89	14.22	509,718	0.43	1.43	0.53	16
18.35	(16.11)	521,553	0.43	1.28	0.52	40
25.52	38.75	793,971	0.42	1.07	0.52	32
19.19	0.12	770,111	0.41	1.45	0.53	51

21.18	16.25	6,485	1.00	1.03	1.06	21
18.41	13.58	6,233	1.00	0.91	1.05	16
17.93	(16.60)	6,283	1.00	0.72	1.04	40
25.12	37.99	10,242	1.00	0.46	1.04	32
18.96	(0.50)	11,130	0.99	0.88	1.05	51

21.91	17.14	117,835	0.25	1.74	0.27	21
19.02	14.47	119,321	0.25	1.71	0.27	16
18.46	(16.01)	161,938	0.25	1.45	0.27	40
25.63	38.97	298,715	0.25	1.23	0.27	32
19.27	0.29	358,214	0.24	1.65	0.27	51

21.50	16.54	132,296	0.75	1.24	0.77	21
18.68	13.92	125,042	0.75	1.14	0.77	16
18.16	(16.45)	119,432	0.75	0.97	0.77	40
25.37	38.36	165,130	0.75	0.71	0.77	32
19.10	(0.24)	157,856	0.76	1.12	0.77	51

21.63	16.83	19,601	0.50	1.39	0.52	21
18.78	14.19	20,029	0.50	1.38	0.52	16
18.25	(16.20)	21,019	0.50	1.21	0.52	40
25.42	38.65	29,888	0.50	1.01	0.52	32
19.12	0.04	28,735	0.51	1.39	0.53	51

21.88	17.14	2,502	0.25	1.62	0.29	21
18.98	14.45	2,670	0.25	1.68	0.28	16
18.42	(16.00)	5,215	0.25	1.32	0.27	40
25.58	39.01	11,680	0.25	1.29	0.27	32
19.22	0.28	22,576	0.26	1.62	0.27	51

21.97	17.34	578,627	0.10	2.03	0.11	21
19.07	14.60	654,843	0.10	1.80	0.12	16
18.51	(15.86)	845,697	0.10	1.64	0.11	40
25.66	39.20	1,103,307	0.10	1.41	0.12	32
19.29	0.43	1,036,265	0.10	1.73	0.12	51

21.97	17.45	1,561,270	0.00	1.99	0.01	21
19.07	14.75	1,599,405	0.00	1.91	0.02	16
18.51	(15.79)	1,425,466	0.00	1.75	0.02	40
25.65	39.36	1,706,379	0.00	1.48	0.02	32
19.28	0.48	1,442,523	0.00	1.84	0.02	51
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	69

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2050 Fund
Class A
Year Ended June 30, 2024	$19.12	$0.29	$3.03	$3.32	$(0.29)	$—	$(0.29)
Year Ended June 30, 2023	18.45	0.25	2.23	2.48	(0.26)	(1.55)	(1.81)
Year Ended June 30, 2022	25.66	0.29	(3.77)	(3.48)	(0.59)	(3.14)	(3.73)
Year Ended June 30, 2021	19.30	0.25	7.10	7.35	(0.29)	(0.70)	(0.99)
Year Ended June 30, 2020	21.14	0.29	(0.15)	0.14	(0.32)	(1.66)	(1.98)
Class C
Year Ended June 30, 2024	18.60	0.17	2.94	3.11	(0.18)	—	(0.18)
Year Ended June 30, 2023	18.00	0.15	2.16	2.31	(0.16)	(1.55)	(1.71)
Year Ended June 30, 2022	25.22	0.17	(3.69)	(3.52)	(0.56)	(3.14)	(3.70)
Year Ended June 30, 2021	19.05	0.09	7.02	7.11	(0.24)	(0.70)	(0.94)
Year Ended June 30, 2020	20.92	0.17	(0.15)	0.02	(0.23)	(1.66)	(1.89)
Class I
Year Ended June 30, 2024	19.26	0.32	3.05	3.37	(0.32)	—	(0.32)
Year Ended June 30, 2023	18.57	0.30	2.23	2.53	(0.29)	(1.55)	(1.84)
Year Ended June 30, 2022	25.77	0.34	(3.80)	(3.46)	(0.60)	(3.14)	(3.74)
Year Ended June 30, 2021	19.38	0.28	7.14	7.42	(0.33)	(0.70)	(1.03)
Year Ended June 30, 2020	21.22	0.33	(0.16)	0.17	(0.35)	(1.66)	(2.01)
Class R2
Year Ended June 30, 2024	18.89	0.22	2.99	3.21	(0.23)	—	(0.23)
Year Ended June 30, 2023	18.25	0.20	2.20	2.40	(0.21)	(1.55)	(1.76)
Year Ended June 30, 2022	25.48	0.22	(3.74)	(3.52)	(0.57)	(3.14)	(3.71)
Year Ended June 30, 2021	19.20	0.16	7.07	7.23	(0.25)	(0.70)	(0.95)
Year Ended June 30, 2020	21.05	0.23	(0.16)	0.07	(0.26)	(1.66)	(1.92)
Class R3
Year Ended June 30, 2024	19.01	0.26	3.03	3.29	(0.28)	—	(0.28)
Year Ended June 30, 2023	18.35	0.23	2.22	2.45	(0.24)	(1.55)	(1.79)
Year Ended June 30, 2022	25.55	0.28	(3.75)	(3.47)	(0.59)	(3.14)	(3.73)
Year Ended June 30, 2021	19.23	0.24	7.06	7.30	(0.28)	(0.70)	(0.98)
Year Ended June 30, 2020	21.07	0.29	(0.17)	0.12	(0.30)	(1.66)	(1.96)
Class R4
Year Ended June 30, 2024	19.21	0.32	3.05	3.37	(0.33)	—	(0.33)
Year Ended June 30, 2023	18.54	0.32	2.20	2.52	(0.30)	(1.55)	(1.85)
Year Ended June 30, 2022	25.73	0.32	(3.77)	(3.45)	(0.60)	(3.14)	(3.74)
Year Ended June 30, 2021	19.34	0.29	7.11	7.40	(0.31)	(0.70)	(1.01)
Year Ended June 30, 2020	21.18	0.30	(0.13)	0.17	(0.35)	(1.66)	(2.01)
Class R5
Year Ended June 30, 2024	19.32	0.38	3.05	3.43	(0.36)	—	(0.36)
Year Ended June 30, 2023	18.63	0.35	2.21	2.56	(0.32)	(1.55)	(1.87)
Year Ended June 30, 2022	25.82	0.38	(3.81)	(3.43)	(0.62)	(3.14)	(3.76)
Year Ended June 30, 2021	19.41	0.32	7.15	7.47	(0.36)	(0.70)	(1.06)
Year Ended June 30, 2020	21.25	0.35	(0.15)	0.20	(0.38)	(1.66)	(2.04)
Class R6
Year Ended June 30, 2024	19.34	0.38	3.07	3.45	(0.38)	—	(0.38)
Year Ended June 30, 2023	18.65	0.34	2.24	2.58	(0.34)	(1.55)	(1.89)
Year Ended June 30, 2022	25.83	0.40	(3.81)	(3.41)	(0.63)	(3.14)	(3.77)
Year Ended June 30, 2021	19.42	0.34	7.16	7.50	(0.39)	(0.70)	(1.09)
Year Ended June 30, 2020	21.26	0.37	(0.15)	0.22	(0.40)	(1.66)	(2.06)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$22.15	17.52%	$437,142	0.44%	1.43%	0.53%	22%
19.12	14.52	415,427	0.43	1.36	0.53	17
18.45	(16.32)	410,646	0.43	1.26	0.52	42
25.66	38.77	622,310	0.42	1.08	0.52	33
19.30	0.11	669,044	0.41	1.44	0.53	50

21.53	16.84	8,113	1.00	0.87	1.06	22
18.60	13.86	7,943	1.00	0.83	1.05	17
18.00	(16.78)	7,296	1.00	0.73	1.05	42
25.22	37.97	9,790	1.00	0.39	1.06	33
19.05	(0.47)	10,868	0.99	0.88	1.06	50

22.31	17.69	160,188	0.25	1.60	0.27	22
19.26	14.76	165,089	0.25	1.63	0.27	17
18.57	(16.17)	197,122	0.25	1.44	0.27	42
25.77	38.99	341,114	0.25	1.20	0.27	33
19.38	0.27	351,331	0.24	1.63	0.27	50

21.87	17.14	129,170	0.75	1.12	0.77	22
18.89	14.20	120,984	0.75	1.08	0.77	17
18.25	(16.59)	111,445	0.75	0.96	0.77	42
25.48	38.33	143,149	0.75	0.71	0.77	33
19.20	(0.25)	141,456	0.76	1.14	0.78	50

22.02	17.44	24,647	0.50	1.30	0.52	22
19.01	14.45	22,993	0.50	1.28	0.52	17
18.35	(16.36)	24,905	0.50	1.20	0.52	42
25.55	38.64	32,912	0.50	1.05	0.52	33
19.23	0.02	28,624	0.51	1.44	0.53	50

22.25	17.72	9,723	0.25	1.60	0.27	22
19.21	14.74	7,837	0.25	1.71	0.27	17
18.54	(16.15)	6,998	0.25	1.37	0.27	42
25.73	38.98	10,679	0.25	1.26	0.27	33
19.34	0.27	21,884	0.25	1.46	0.27	50

22.39	17.93	647,383	0.10	1.88	0.12	22
19.32	14.87	662,293	0.10	1.89	0.12	17
18.63	(16.04)	956,841	0.10	1.62	0.12	42
25.82	39.25	1,208,319	0.10	1.37	0.12	33
19.41	0.41	1,040,450	0.10	1.74	0.12	50

22.41	18.03	1,258,120	0.00	1.87	0.02	22
19.34	15.02	1,297,128	0.00	1.85	0.02	17
18.65	(15.95)	1,140,227	0.00	1.73	0.02	42
25.83	39.36	1,389,666	0.00	1.48	0.02	33
19.42	0.51	1,183,628	0.00	1.83	0.02	50
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	71

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2055 Fund
Class A
Year Ended June 30, 2024	$23.10	$0.35	$3.64	$3.99	$(0.35)	$—	$(0.35)
Year Ended June 30, 2023	22.13	0.30	2.68	2.98	(0.29)	(1.72)	(2.01)
Year Ended June 30, 2022	29.64	0.34	(4.52)	(4.18)	(0.70)	(2.63)	(3.33)
Year Ended June 30, 2021	22.16	0.29	8.18	8.47	(0.34)	(0.65)	(0.99)
Year Ended June 30, 2020	23.80	0.33	(0.19)	0.14	(0.37)	(1.41)	(1.78)
Class C
Year Ended June 30, 2024	22.65	0.21	3.56	3.77	(0.22)	—	(0.22)
Year Ended June 30, 2023	21.73	0.18	2.64	2.82	(0.18)	(1.72)	(1.90)
Year Ended June 30, 2022	29.29	0.19	(4.45)	(4.26)	(0.67)	(2.63)	(3.30)
Year Ended June 30, 2021	21.99	0.12	8.11	8.23	(0.28)	(0.65)	(0.93)
Year Ended June 30, 2020	23.66	0.21	(0.20)	0.01	(0.27)	(1.41)	(1.68)
Class I
Year Ended June 30, 2024	23.19	0.40	3.66	4.06	(0.39)	—	(0.39)
Year Ended June 30, 2023	22.21	0.36	2.68	3.04	(0.34)	(1.72)	(2.06)
Year Ended June 30, 2022	29.70	0.39	(4.53)	(4.14)	(0.72)	(2.63)	(3.35)
Year Ended June 30, 2021	22.21	0.33	8.19	8.52	(0.38)	(0.65)	(1.03)
Year Ended June 30, 2020	23.84	0.38	(0.20)	0.18	(0.40)	(1.41)	(1.81)
Class R2
Year Ended June 30, 2024	22.90	0.27	3.62	3.89	(0.28)	—	(0.28)
Year Ended June 30, 2023	21.96	0.24	2.65	2.89	(0.23)	(1.72)	(1.95)
Year Ended June 30, 2022	29.51	0.25	(4.49)	(4.24)	(0.68)	(2.63)	(3.31)
Year Ended June 30, 2021	22.11	0.19	8.15	8.34	(0.29)	(0.65)	(0.94)
Year Ended June 30, 2020	23.75	0.25	(0.18)	0.07	(0.30)	(1.41)	(1.71)
Class R3
Year Ended June 30, 2024	22.97	0.31	3.65	3.96	(0.33)	—	(0.33)
Year Ended June 30, 2023	22.03	0.30	2.65	2.95	(0.29)	(1.72)	(2.01)
Year Ended June 30, 2022	29.54	0.32	(4.50)	(4.18)	(0.70)	(2.63)	(3.33)
Year Ended June 30, 2021	22.10	0.26	8.15	8.41	(0.32)	(0.65)	(0.97)
Year Ended June 30, 2020	23.73	0.33	(0.20)	0.13	(0.35)	(1.41)	(1.76)
Class R4
Year Ended June 30, 2024	23.16	0.32	3.74	4.06	(0.33)	—	(0.33)
Year Ended June 30, 2023	22.19	0.33	2.70	3.03	(0.34)	(1.72)	(2.06)
Year Ended June 30, 2022	29.68	0.35	(4.49)	(4.14)	(0.72)	(2.63)	(3.35)
Year Ended June 30, 2021	22.18	0.34	8.17	8.51	(0.36)	(0.65)	(1.01)
Year Ended June 30, 2020	23.81	0.37	(0.19)	0.18	(0.40)	(1.41)	(1.81)
Class R5
Year Ended June 30, 2024	23.24	0.45	3.66	4.11	(0.43)	—	(0.43)
Year Ended June 30, 2023	22.26	0.40	2.67	3.07	(0.37)	(1.72)	(2.09)
Year Ended June 30, 2022	29.73	0.44	(4.55)	(4.11)	(0.73)	(2.63)	(3.36)
Year Ended June 30, 2021	22.23	0.37	8.20	8.57	(0.42)	(0.65)	(1.07)
Year Ended June 30, 2020	23.86	0.40	(0.19)	0.21	(0.43)	(1.41)	(1.84)
Class R6
Year Ended June 30, 2024	23.26	0.46	3.67	4.13	(0.45)	—	(0.45)
Year Ended June 30, 2023	22.28	0.41	2.69	3.10	(0.40)	(1.72)	(2.12)
Year Ended June 30, 2022	29.74	0.47	(4.55)	(4.08)	(0.75)	(2.63)	(3.38)
Year Ended June 30, 2021	22.24	0.39	8.21	8.60	(0.45)	(0.65)	(1.10)
Year Ended June 30, 2020	23.87	0.42	(0.18)	0.24	(0.46)	(1.41)	(1.87)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$26.74	17.43%	$260,250	0.44%	1.43%	0.53%	25%
23.10	14.52	236,957	0.43	1.38	0.53	20
22.13	(16.24)	229,868	0.42	1.25	0.53	44
29.64	38.80	353,792	0.42	1.10	0.53	35
22.16	0.13	333,643	0.41	1.46	0.54	59

26.20	16.76	5,521	1.00	0.88	1.08	25
22.65	13.91	5,686	1.00	0.83	1.06	20
21.73	(16.74)	5,304	1.01	0.72	1.06	44
29.29	37.96	6,503	1.00	0.47	1.06	35
21.99	(0.42)	5,393	0.99	0.91	1.12	59

26.86	17.68	71,133	0.25	1.65	0.28	25
23.19	14.72	76,441	0.25	1.63	0.28	20
22.21	(16.10)	97,551	0.25	1.42	0.28	44
29.70	38.98	163,327	0.25	1.24	0.28	35
22.21	0.34	164,090	0.24	1.66	0.28	59

26.51	17.11	101,778	0.75	1.12	0.78	25
22.90	14.16	92,962	0.75	1.08	0.78	20
21.96	(16.53)	85,684	0.76	0.92	0.78	44
29.51	38.29	108,729	0.75	0.72	0.78	35
22.11	(0.18)	93,217	0.76	1.11	0.79	59

26.60	17.40	11,986	0.50	1.30	0.53	25
22.97	14.42	11,606	0.50	1.34	0.54	20
22.03	(16.31)	10,367	0.50	1.18	0.54	44
29.54	38.64	14,248	0.50	1.00	0.53	35
22.10	0.09	12,681	0.50	1.46	0.55	59

26.89	17.70	1,248	0.25	1.34	0.32	25
23.16	14.69	2,206	0.25	1.49	0.29	20
22.19	(16.12)	2,315	0.25	1.25	0.28	44
29.68	38.98	4,137	0.25	1.30	0.28	35
22.18	0.33	8,754	0.25	1.63	0.29	59

26.92	17.87	445,333	0.10	1.86	0.12	25
23.24	14.86	411,787	0.10	1.81	0.13	20
22.26	(15.97)	472,573	0.10	1.62	0.12	44
29.73	39.20	549,015	0.10	1.41	0.13	35
22.23	0.48	458,536	0.10	1.75	0.13	59

26.94	17.96	801,577	0.00	1.87	0.02	25
23.26	15.00	849,896	0.00	1.86	0.03	20
22.28	(15.88)	703,185	0.00	1.73	0.03	44
29.74	39.32	782,080	0.00	1.47	0.03	35
22.24	0.58	599,703	0.00	1.82	0.03	59
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	73

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2060 Fund
Class A
Year Ended June 30, 2024	$19.54	$0.29	$3.09	$3.38	$(0.30)	$—	$(0.30)
Year Ended June 30, 2023	18.13	0.24	2.28	2.52	(0.23)	(0.88)	(1.11)
Year Ended June 30, 2022	23.51	0.29	(3.73)	(3.44)	(0.57)	(1.37)	(1.94)
Year Ended June 30, 2021	17.52	0.22	6.47	6.69	(0.26)	(0.44)	(0.70)
Year Ended June 30, 2020	18.17	0.25	(0.21)	0.04	(0.29)	(0.40)	(0.69)
Class C
Year Ended June 30, 2024	19.24	0.18	3.04	3.22	(0.20)	—	(0.20)
Year Ended June 30, 2023	17.87	0.16	2.22	2.38	(0.13)	(0.88)	(1.01)
Year Ended June 30, 2022	23.31	0.18	(3.71)	(3.53)	(0.54)	(1.37)	(1.91)
Year Ended June 30, 2021	17.43	0.08	6.45	6.53	(0.21)	(0.44)	(0.65)
Year Ended June 30, 2020	18.11	0.15	(0.21)	(0.06)	(0.22)	(0.40)	(0.62)
Class I
Year Ended June 30, 2024	19.60	0.32	3.12	3.44	(0.33)	—	(0.33)
Year Ended June 30, 2023	18.19	0.30	2.26	2.56	(0.27)	(0.88)	(1.15)
Year Ended June 30, 2022	23.56	0.31	(3.73)	(3.42)	(0.58)	(1.37)	(1.95)
Year Ended June 30, 2021	17.55	0.25	6.49	6.74	(0.29)	(0.44)	(0.73)
Year Ended June 30, 2020	18.20	0.29	(0.22)	0.07	(0.32)	(0.40)	(0.72)
Class R2
Year Ended June 30, 2024	19.40	0.23	3.07	3.30	(0.25)	—	(0.25)
Year Ended June 30, 2023	18.02	0.20	2.24	2.44	(0.18)	(0.88)	(1.06)
Year Ended June 30, 2022	23.44	0.20	(3.70)	(3.50)	(0.55)	(1.37)	(1.92)
Year Ended June 30, 2021	17.49	0.15	6.46	6.61	(0.22)	(0.44)	(0.66)
Year Ended June 30, 2020	18.16	0.21	(0.24)	(0.03)	(0.24)	(0.40)	(0.64)
Class R3
Year Ended June 30, 2024	19.52	0.27	3.09	3.36	(0.28)	—	(0.28)
Year Ended June 30, 2023	18.11	0.23	2.28	2.51	(0.22)	(0.88)	(1.10)
Year Ended June 30, 2022	23.51	0.26	(3.73)	(3.47)	(0.56)	(1.37)	(1.93)
Year Ended June 30, 2021	17.52	0.21	6.47	6.68	(0.25)	(0.44)	(0.69)
Year Ended June 30, 2020	18.17	0.26	(0.23)	0.03	(0.28)	(0.40)	(0.68)
Class R4
Year Ended June 30, 2024	19.55	0.33	3.11	3.44	(0.34)	—	(0.34)
Year Ended June 30, 2023	18.19	0.35	2.19	2.54	(0.30)	(0.88)	(1.18)
Year Ended June 30, 2022	23.55	0.29	(3.70)	(3.41)	(0.58)	(1.37)	(1.95)
Year Ended June 30, 2021	17.54	0.30	6.44	6.74	(0.29)	(0.44)	(0.73)
Year Ended June 30, 2020	18.20	0.26	(0.20)	0.06	(0.32)	(0.40)	(0.72)
Class R5
Year Ended June 30, 2024	19.61	0.39	3.08	3.47	(0.36)	—	(0.36)
Year Ended June 30, 2023	18.20	0.35	2.24	2.59	(0.30)	(0.88)	(1.18)
Year Ended June 30, 2022	23.56	0.35	(3.75)	(3.40)	(0.59)	(1.37)	(1.96)
Year Ended June 30, 2021	17.54	0.28	6.50	6.78	(0.32)	(0.44)	(0.76)
Year Ended June 30, 2020	18.20	0.31	(0.23)	0.08	(0.34)	(0.40)	(0.74)
Class R6
Year Ended June 30, 2024	19.66	0.39	3.10	3.49	(0.38)	—	(0.38)
Year Ended June 30, 2023	18.24	0.35	2.27	2.62	(0.32)	(0.88)	(1.20)
Year Ended June 30, 2022	23.59	0.38	(3.76)	(3.38)	(0.60)	(1.37)	(1.97)
Year Ended June 30, 2021	17.57	0.30	6.50	6.80	(0.34)	(0.44)	(0.78)
Year Ended June 30, 2020	18.22	0.33	(0.22)	0.11	(0.36)	(0.40)	(0.76)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$22.62	17.46%	$65,268	0.44%	1.42%	0.57%	39%
19.54	14.59	47,910	0.43	1.30	0.57	24
18.13	(16.24)	39,896	0.43	1.30	0.59	47
23.51	38.70	50,703	0.42	1.05	0.59	36
17.52	0.03	45,390	0.41	1.42	0.66	41

22.26	16.84	3,257	1.00	0.88	1.11	39
19.24	13.90	2,296	1.00	0.90	1.10	24
17.87	(16.76)	1,873	1.01	0.83	1.10	47
23.31	37.99	1,992	1.00	0.40	1.12	36
17.43	(0.56)	1,267	0.99	0.87	1.22	41

22.71	17.70	33,157	0.25	1.55	0.30	39
19.60	14.80	27,615	0.25	1.63	0.31	24
18.19	(16.12)	28,164	0.26	1.41	0.33	47
23.56	38.99	50,531	0.25	1.17	0.32	36
17.55	0.20	25,175	0.24	1.64	0.39	41

22.45	17.11	13,477	0.75	1.14	0.82	39
19.40	14.19	10,268	0.75	1.07	0.82	24
18.02	(16.53)	9,499	0.76	0.94	0.84	47
23.44	38.34	9,829	0.75	0.72	0.84	36
17.49	(0.39)	5,747	0.75	1.17	0.93	41

22.60	17.38	8,815	0.50	1.31	0.57	39
19.52	14.51	7,473	0.50	1.26	0.57	24
18.11	(16.34)	7,162	0.51	1.20	0.59	47
23.51	38.64	7,448	0.50	0.99	0.59	36
17.52	(0.07)	4,378	0.50	1.47	0.68	41

22.65	17.76	5,579	0.25	1.62	0.32	39
19.55	14.71	3,498	0.25	1.88	0.32	24
18.19	(16.09)	407	0.26	1.29	0.37	47
23.55	38.98	1,255	0.25	1.44	0.36	36
17.54	0.12	1,262	0.25	1.46	0.42	41

22.72	17.89	167,313	0.10	1.87	0.15	39
19.61	14.97	144,381	0.10	1.86	0.15	24
18.20	(16.02)	115,172	0.11	1.58	0.18	47
23.56	39.25	92,080	0.10	1.31	0.17	36
17.54	0.26	55,957	0.10	1.77	0.24	41

22.77	17.94	384,938	0.00	1.86	0.05	39
19.66	15.11	362,709	0.00	1.87	0.06	24
18.24	(15.92)	260,352	0.01	1.72	0.08	47
23.59	39.32	235,256	0.00	1.41	0.08	36
17.57	0.41	139,446	0.00	1.89	0.14	41
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	75

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2065 Fund
Class A
Year Ended June 30, 2024	$17.14	$0.25	$2.72	$2.97	$(0.24)	$(0.06)	$(0.30)
November 1, 2022 (i) through June 30, 2023	15.00	0.13	2.18	2.31	(0.17)	—	(0.17)
Class C
Year Ended June 30, 2024	17.09	0.16	2.69	2.85	(0.16)	(0.06)	(0.22)
November 1, 2022 (i) through June 30, 2023	15.00	0.14	2.11	2.25	(0.16)	—	(0.16)
Class I
Year Ended June 30, 2024	17.16	0.29	2.72	3.01	(0.25)	(0.06)	(0.31)
November 1, 2022 (i) through June 30, 2023	15.00	0.21	2.13	2.34	(0.18)	—	(0.18)
Class R2
Year Ended June 30, 2024	17.11	0.19	2.72	2.91	(0.13)	(0.06)	(0.19)
November 1, 2022 (i) through June 30, 2023	15.00	0.17	2.11	2.28	(0.17)	—	(0.17)
Class R3
Year Ended June 30, 2024	17.13	0.23	2.73	2.96	(0.18)	(0.06)	(0.24)
November 1, 2022 (i) through June 30, 2023	15.00	0.20	2.10	2.30	(0.17)	—	(0.17)
Class R4
Year Ended June 30, 2024	17.16	0.30	2.70	3.00	(0.22)	(0.06)	(0.28)
November 1, 2022 (i) through June 30, 2023	15.00	0.22	2.12	2.34	(0.18)	—	(0.18)
Class R5
Year Ended June 30, 2024	17.17	0.22	2.82	3.04	(0.26)	(0.06)	(0.32)
November 1, 2022 (i) through June 30, 2023	15.00	0.22	2.13	2.35	(0.18)	—	(0.18)
Class R6
Year Ended June 30, 2024	17.18	0.34	2.71	3.05	(0.26)	(0.06)	(0.32)
November 1, 2022 (i) through June 30, 2023	15.00	0.20	2.16	2.36	(0.18)	—	(0.18)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Does not include expenses of Underlying Funds.
(i)	Commencement of operations.
(j)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)(h)	Net investment income (loss)(b)(g)	Expenses without waivers and reimbursements(g)(h)	Portfolio turnover rate(d)

$19.81	17.48%	$2,999	0.44%	1.34%	2.88%	18%
17.14	15.57	244	0.44	1.19	9.65	31

19.72	16.81	97	1.00	0.89	4.17	18
17.09	15.13	23	1.00	1.35	20.65	31

19.86	17.68	313	0.25	1.59	2.89	18
17.16	15.74	56	0.25	1.95	17.19	31

19.83	17.13	46	0.75	1.06	4.60	18
17.11	15.31	24	0.75	1.59	20.21	31

19.85	17.42	55	0.50	1.27	4.17	18
17.13	15.49	26	0.50	1.84	19.92	31

19.88	17.65	27	0.25	1.64	4.43	18
17.16	15.74	23	0.25	2.10	19.88	31

19.89	17.89	10,489	0.10	1.14	0.93	18
17.17	15.83	72	0.10	2.07	15.97	31

19.91	17.96	16,005	0.00 (j)	1.84	2.60	18
17.18	15.92	3,648	0.00 (j)	1.86	12.74	31
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	77

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust IV (“JPM IV") (collectively, the “Trusts”) were formed on November 12, 2004 and November 11, 2015, respectively, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 11 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan SmartRetirement® Income Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2020 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2025 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2030 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2035 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2040 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2045 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2050 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2055 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2060 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2065 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM IV	Diversified
JPMorgan SmartRetirement® Income Fund seeks current income and some capital appreciation. The remaining JPMorgan SmartRetirement® Funds each seek high total return with a shift to current income and some capital appreciation over time as each Fund approaches and passes its respective target retirement date.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

78	J.P. Morgan SmartRetirement® Funds	June 30, 2024

A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trusts (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
JPMorgan SmartRetirement® Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$227,793	$—	$—	$227,793
Investment Companies	780,394	—	—	780,394
U.S. Treasury Obligations	—	327	—	327
Short-Term Investments
Investment Companies	45,236	—	—	45,236
Total Investments in Securities	$1,053,423	$327	$—	$1,053,750

June 30, 2024	J.P. Morgan SmartRetirement® Funds	79

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2020 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$273,431	$—	$—	$273,431
Investment Companies	937,664	—	—	937,664
U.S. Treasury Obligations	—	402	—	402
Short-Term Investments
Investment Companies	51,756	—	—	51,756
Total Investments in Securities	$1,262,851	$402	$—	$1,263,253

JPMorgan SmartRetirement® 2025 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$614,003	$—	$—	$614,003
Investment Companies	2,054,083	—	—	2,054,083
U.S. Treasury Obligations	—	1,351	—	1,351
Short-Term Investments
Investment Companies	62,960	—	—	62,960
Total Investments in Securities	$2,731,046	$1,351	$—	$2,732,397

JPMorgan SmartRetirement® 2030 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$976,656	$—	$—	$976,656
Investment Companies	3,098,857	—	—	3,098,857
U.S. Treasury Obligations	—	3,895	—	3,895
Short-Term Investments
Investment Companies	47,204	—	—	47,204
Total Investments in Securities	$4,122,717	$3,895	$—	$4,126,612
Appreciation in Other Financial Instruments
Futures Contracts	$159	$—	$—	$159

JPMorgan SmartRetirement® 2035 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$919,880	$—	$—	$919,880
Investment Companies	2,753,861	—	—	2,753,861
U.S. Treasury Obligations	—	4,348	—	4,348
Short-Term Investments
Investment Companies	59,300	—	—	59,300
Total Investments in Securities	$3,733,041	$4,348	$—	$3,737,389

80	J.P. Morgan SmartRetirement® Funds	June 30, 2024

JPMorgan SmartRetirement® 2035 Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$140	$—	$—	$140

JPMorgan SmartRetirement® 2040 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$1,063,389	$—	$—	$1,063,389
Investment Companies	2,685,306	—	—	2,685,306
U.S. Treasury Obligations	—	3,630	—	3,630
Short-Term Investments
Investment Companies	67,583	—	—	67,583
Total Investments in Securities	$3,816,278	$3,630	$—	$3,819,908
Appreciation in Other Financial Instruments
Futures Contracts	$141	$—	$—	$141

JPMorgan SmartRetirement® 2045 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$900,843	$—	$—	$900,843
Investment Companies	1,975,708	—	—	1,975,708
U.S. Treasury Obligations	—	2,800	—	2,800
Short-Term Investments
Investment Companies	53,035	—	—	53,035
Total Investments in Securities	$2,929,586	$2,800	$—	$2,932,386
Appreciation in Other Financial Instruments
Futures Contracts	$110	$—	$—	$110

JPMorgan SmartRetirement® 2050 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$855,891	$—	$—	$855,891
Investment Companies	1,769,939	—	—	1,769,939
U.S. Treasury Obligations	—	2,256	—	2,256
Short-Term Investments
Investment Companies	50,997	—	—	50,997
Total Investments in Securities	$2,676,827	$2,256	$—	$2,679,083
Appreciation in Other Financial Instruments
Futures Contracts	$101	$—	$—	$101

June 30, 2024	J.P. Morgan SmartRetirement® Funds	81

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2055 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$543,610	$—	$—	$543,610
Investment Companies	1,123,778	—	—	1,123,778
U.S. Treasury Obligations	—	1,627	—	1,627
Short-Term Investments
Investment Companies	29,898	—	—	29,898
Total Investments in Securities	$1,697,286	$1,627	$—	$1,698,913
Appreciation in Other Financial Instruments
Futures Contracts	$64	$—	$—	$64

JPMorgan SmartRetirement® 2060 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$218,241	$—	$—	$218,241
Investment Companies	450,691	—	—	450,691
U.S. Treasury Obligations	—	876	—	876
Short-Term Investments
Investment Companies	14,071	—	—	14,071
Total Investments in Securities	$683,003	$876	$—	$683,879
Appreciation in Other Financial Instruments
Futures Contracts	$25	$—	$—	$25

JPMorgan SmartRetirement® 2065 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$9,607	$—	$—	$9,607
Investment Companies	19,727	—	—	19,727
U.S. Treasury Obligations	—	87	—	87
Short-Term Investments
Investment Companies	781	—	—	781
Total Investments in Securities	$30,115	$87	$—	$30,202
Appreciation in Other Financial Instruments
Futures Contracts	$1	$—	$—	$1
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of June 30, 2024, the Funds had no investments in restricted securities including securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

82	J.P. Morgan SmartRetirement® Funds	June 30, 2024

C. Investment Transactions with Affiliates— The Funds invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ and ETFs' distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
JPMorgan SmartRetirement® Income Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$11,844	$11,025	$4,609	$(456)	$1,867	$19,671	515	$327	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	2,562	83	564	(18)	121	2,184	25	80	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	15,115	1,210	16,255	(204)	134	—	—	348	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	34,056	3,045	10,885	1,901	1,655	29,772	338	428	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	1,834	13,628	1,534	(243)	212	13,897	304	395	—
JPMorgan Core Bond Fund Class R6 Shares (a)	397,572	34,305	96,227	(11,491)	8,153	332,312	32,870	13,541	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	125,573	8,421	22,215	(2,641)	1,693	110,831	15,566	5,221	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	630	19,174	860	(10)	86	19,020	3,113	484	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	14,009	210	6,587	3,649	(3,459)	7,822	249	210	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	13,846	1,756	4,706	(1,853)	2,759	11,802	707	382	—
JPMorgan Global Select Equity ETF (a)	—	42,771	8,683	472	7,807	42,367	702	75	—
JPMorgan High Yield Fund Class R6 Shares (a)	61,075	30,887	38,168	(2,112)	4,384	56,066	8,788	4,879	—
JPMorgan Inflation Managed Bond ETF (a)	45,156	17,460	10,202	(433)	901	52,882	1,132	1,771	—
JPMorgan International Equity Fund Class R6 Shares (a)	48,513	1,319	19,345	6,041	(3,978)	32,550	1,630	871	—
JPMorgan International Research Enhanced Equity ETF (a)	87,934	5,264	38,689	3,077	2,993	60,579	968	2,231	—
JPMorgan Realty Income ETF (a)	7,551	465	1,898	564	(241)	6,441	146	185	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	14,609	1,414	10,537	634	(479)	5,641	103	147	437
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	7,313	805	3,270	204	323	5,375	252	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	7,255	518	3,058	(200)	829	5,344	196	108	9
JPMorgan U.S. Equity Fund Class R6 Shares (a)	120,810	3,832	49,203	14,360	7,051	96,850	3,919	990	1,138
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	62,290	266,545	283,599	—	—	45,236	45,236	2,853	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	119,850	2,081	47,483	3,540	18,793	96,781	2,265	1,232	129
Total	$1,199,397	$466,218	$678,577	$14,781	$51,604	$1,053,423		$36,758	$1,713

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Non-income producing security.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	83

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2020 Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$16,516	$14,806	$9,515	$(763)	$2,576	$23,620	619	$411	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	3,572	33	1,161	(44)	175	2,575	29	102	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	20,738	—	20,684	(238)	184	—	—	467	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	46,407	2,236	17,363	3,057	1,402	35,739	406	553	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	2,360	17,054	2,664	(376)	329	16,703	365	491	—
JPMorgan Core Bond Fund Class R6 Shares (a)	536,512	32,385	164,841	(21,786)	17,169	399,439	39,509	17,238	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	169,260	7,361	42,078	(4,955)	3,631	133,219	18,711	6,647	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,001	23,406	1,597	(17)	119	22,912	3,750	599	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	17,062	1,081	8,843	3,962	(3,861)	9,401	299	274	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	19,309	1,775	8,022	(3,115)	4,224	14,171	849	499	—
JPMorgan Global Select Equity ETF (a)	—	54,404	14,039	856	9,652	50,873	842	99	—
JPMorgan High Yield Fund Class R6 Shares (a)	83,858	37,361	56,767	(3,430)	6,368	67,390	10,563	6,241	—
JPMorgan Inflation Managed Bond ETF (a)	61,950	20,764	19,671	(833)	1,351	63,561	1,361	2,260	—
JPMorgan International Equity Fund Class R6 Shares (a)	66,957	1,661	31,854	9,914	(7,604)	39,074	1,957	1,177	—
JPMorgan International Research Enhanced Equity ETF (a)	119,828	5,472	60,077	4,656	2,841	72,720	1,162	2,918	—
JPMorgan Realty Income ETF (a)	10,530	91	3,351	1,052	(682)	7,640	173	238	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	19,911	2,529	16,028	3,314	(3,018)	6,708	122	192	572
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	9,967	807	4,923	(86)	728	6,493	305	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	9,886	618	4,933	961	(109)	6,423	235	140	13
JPMorgan U.S. Equity Fund Class R6 Shares (a)	164,072	2,734	77,826	37,385	(10,107)	116,258	4,705	1,249	1,485
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	76,598	369,605	394,447	—	—	51,756	51,756	3,532	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	164,447	1,733	77,947	6,358	21,585	116,176	2,719	1,565	166
Total	$1,620,741	$597,916	$1,038,631	$35,872	$46,953	$1,262,851		$46,892	$2,236

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Non-income producing security.

JPMorgan SmartRetirement® 2025 Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$41,081	$39,614	$27,082	$(2,719)	$6,744	$57,638	1,510	$1,091	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	8,193	337	2,634	(71)	385	6,210	70	247	—

84	J.P. Morgan SmartRetirement® Funds	June 30, 2024

JPMorgan SmartRetirement® 2025 Fund (continued)
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	$26,031	$—	$25,762	$(501)	$232	$—	—	$603	$—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	109,934	8,461	41,869	7,484	3,201	87,211	991	1,333	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	6,908	32,810	6,798	(862)	778	32,836	718	963	—
JPMorgan Core Bond Fund Class R6 Shares (a)	1,010,322	100,613	271,602	(38,884)	30,201	830,650	82,161	34,068	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	316,171	24,672	61,407	(7,111)	4,708	277,033	38,909	13,027	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	8,459	39,044	2,929	(33)	350	44,891	7,347	1,408	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	48,564	728	26,635	(1,719)	1,987	22,925	730	728	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	48,045	2,665	18,567	(7,401)	9,840	34,582	2,072	1,324	—
JPMorgan Global Select Equity ETF (a)	—	127,599	28,622	1,542	23,698	124,217	2,057	243	—
JPMorgan High Yield Fund Class R6 Shares (a)	164,143	62,255	99,603	(8,417)	14,099	132,477	20,765	11,864	—
JPMorgan Inflation Managed Bond ETF (a)	77,916	46,078	15,364	(827)	1,788	109,591	2,347	3,371	—
JPMorgan International Equity Fund Class R6 Shares (a)	151,337	4,309	66,165	16,733	(10,755)	95,459	4,780	2,816	—
JPMorgan International Research Enhanced Equity ETF (a)	280,163	16,942	137,652	11,764	6,472	177,689	2,838	6,999	—
JPMorgan Realty Income ETF (a)	24,082	233	6,660	(20)	976	18,611	422	569	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	46,185	4,335	34,427	1,626	(1,196)	16,523	300	474	1,410
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	23,776	2,399	12,027	2,335	(728)	15,755	740	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	25,098	1,496	13,048	278	1,806	15,630	573	339	31
JPMorgan U.S. Equity Fund Class R6 Shares (a)	388,047	11,031	180,814	58,910	7,008	284,182	11,501	3,083	3,630
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	66,010	715,741	718,791	—	—	62,960	62,960	3,682	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	388,304	9,095	181,898	14,244	54,231	283,976	6,646	3,815	413
Total	$3,258,769	$1,250,457	$1,980,356	$46,351	$155,825	$2,731,046		$92,047	$5,484

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Non-income producing security.

JPMorgan SmartRetirement® 2030 Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$72,541	$8,389	$13,541	$(2,049)	$5,300	$70,640	1,851	$2,070	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	13,768	820	2,899	(112)	670	12,247	140	445	—

June 30, 2024	J.P. Morgan SmartRetirement® Funds	85

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2030 Fund (continued)
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	$14,917	$—	$14,908	$(142)	$133	$—	—	$365	$—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	192,296	24,138	66,663	9,305	10,467	169,543	1,926	2,441	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	3,808	33,924	416	(55)	357	37,618	822	1,517	—
JPMorgan Core Bond Fund Class R6 Shares (a)	1,125,184	209,242	252,279	(35,767)	25,351	1,071,731	106,007	41,019	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	355,665	65,737	61,068	(7,314)	4,446	357,466	50,206	15,622	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	8,571	43,935	1,841	(21)	354	50,998	8,347	1,542	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	40,949	667	27,539	4,694	(5,179)	13,592	433	667	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	84,878	6,830	28,919	(12,072)	16,630	67,347	4,035	2,498	—
JPMorgan Global Select Equity ETF (a)	—	233,867	38,392	1,936	44,806	242,217	4,010	433	—
JPMorgan High Yield Fund Class R6 Shares (a)	218,281	36,528	109,503	(9,011)	15,469	151,764	23,787	13,185	—
JPMorgan Inflation Managed Bond ETF (a)	8,621	54,188	1,626	(19)	586	61,750	1,323	1,130	—
JPMorgan International Equity Fund Class R6 Shares (a)	262,541	17,025	105,379	24,764	(12,671)	186,280	9,328	4,983	—
JPMorgan International Research Enhanced Equity ETF (a)	481,113	24,659	192,962	12,596	21,236	346,642	5,537	12,470	—
JPMorgan Realty Income ETF (a)	40,585	1,911	8,247	(46)	1,796	35,999	816	1,025	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	84,594	18,262	71,963	230	364	31,487	573	852	2,536
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	38,558	6,432	17,445	1,033	1,958	30,536	1,435	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	42,417	3,276	19,524	919	2,810	29,898	1,095	608	56
JPMorgan U.S. Equity Fund Class R6 Shares (a)	680,510	25,096	273,498	79,273	42,715	554,096	22,424	5,639	6,549
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	105,097	742,186	800,079	—	—	47,204	47,204	4,533	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	636,925	15,604	220,767	13,705	108,195	553,662	12,957	6,753	686
Total	$4,511,819	$1,572,716	$2,329,458	$81,847	$285,793	$4,122,717		$119,797	$9,827

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Non-income producing security.

JPMorgan SmartRetirement® 2035 Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$73,959	$20,597	$13,769	$(1,558)	$5,870	$85,099	2,229	$2,121	$—

86	J.P. Morgan SmartRetirement® Funds	June 30, 2024

JPMorgan SmartRetirement® 2035 Fund (continued)
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$14,120	$967	$2,350	$(65)	$677	$13,349	152	$468	$—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	102,150	26,053	25,502	(33)	11,561	114,229	1,298	1,394	— (b)
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	3,903	22,330	2,152	(350)	335	24,066	526	696	—
JPMorgan Core Bond Fund Class R6 Shares (a)	282,832	32,441	76,975	(9,101)	7,386	236,583	23,401	9,123	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	624,553	181,607	90,995	(15,375)	10,272	710,062	99,728	28,843	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,294	30,508	424	(23)	172	32,527	5,323	857	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	11,502	10,147	2,210	(24)	1,386	20,801	663	188	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	91,064	6,422	28,845	(1,727)	6,863	73,777	4,420	2,559	—
JPMorgan Global Select Equity ETF (a)	—	243,527	28,313	1,352	47,880	264,446	4,378	448	—
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	409,862	9,632	196,596	65,147	32,345	320,390	7,698	—	2,125
JPMorgan High Yield Fund Class R6 Shares (a)	94,320	41,387	42,348	(2,343)	5,961	96,977	15,200	7,808	—
JPMorgan International Equity Fund Class R6 Shares (a)	269,333	17,801	95,841	(11,143)	23,480	203,630	10,197	5,128	—
JPMorgan International Research Enhanced Equity ETF (a)	500,580	45,614	203,221	11,684	24,329	378,986	6,054	12,893	—
JPMorgan Realty Income ETF (a)	41,545	3,313	7,023	(754)	2,624	39,705	901	1,070	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	43,241	8,035	30,660	1,442	(764)	21,294	387	441	1,314
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	22,675	2,990	7,283	(1,811)	3,796	20,367	957	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	21,658	2,237	6,117	(309)	2,385	19,854	728	329	29
JPMorgan U.S. Equity Fund Class R6 Shares (a)	386,072	22,786	140,694	36,761	31,953	336,878	13,633	3,214	3,498
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (c)	90,443	648,526	679,669	—	—	59,300	59,300	3,796	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	386,004	12,495	138,692	27,854	48,979	336,640	7,878	4,198	460
JPMorgan Value Advantage Fund Class R6 Shares (a)	404,970	55,879	159,120	15,737	6,615	324,081	8,574	6,875	19,628
Total	$3,877,080	$1,445,294	$1,978,799	$115,361	$274,105	$3,733,041		$92,449	$27,054

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of June 30, 2024.
*	Non-income producing security.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	87

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2040 Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$93,880	$23,368	$18,532	$(1,277)	$6,800	$104,239	2,730	$2,535	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	16,411	1,106	2,573	64	636	15,644	178	548	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	114,139	33,758	28,048	17	13,275	133,141	1,513	1,590	— (b)
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	21,365	749	6,263	(825)	1,389	16,415	359	1,310	—
JPMorgan Core Bond Fund Class R6 Shares (a)	130,837	51,704	20,221	(2,617)	1,239	160,942	15,919	5,435	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	392,840	151,053	57,152	(9,639)	5,912	483,014	67,839	18,883	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	19,292	16,421	13,641	(1,722)	2,162	22,512	3,685	1,241	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	27,295	2,444	3,071	(44)	1,389	28,013	892	449	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	108,647	9,407	38,321	(2,334)	8,169	85,568	5,127	3,060	—
JPMorgan Global Select Equity ETF (a)	—	280,664	30,524	1,476	55,505	307,121	5,085	520	—
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	475,647	3,353	218,436	72,716	38,968	372,248	8,944	—	2,457
JPMorgan High Yield Fund Class R6 Shares (a)	86,963	5,233	28,554	(1,683)	4,143	66,102	10,361	5,233	—
JPMorgan International Equity Fund Class R6 Shares (a)	307,951	16,287	101,890	(12,299)	26,534	236,583	11,847	6,006	—
JPMorgan International Research Enhanced Equity ETF (a)	576,587	38,325	215,653	12,659	28,350	440,268	7,033	14,669	—
JPMorgan Realty Income ETF (a)	48,298	3,739	7,622	(274)	2,420	46,561	1,056	1,253	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	49,589	5,841	31,267	2,099	(1,327)	24,935	454	521	1,551
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	26,004	3,714	8,295	460	1,889	23,772	1,117	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	24,838	2,675	6,811	144	2,290	23,136	848	385	34
JPMorgan U.S. Equity Fund Class R6 Shares (a)	446,602	34,224	169,252	40,891	38,631	391,096	15,827	3,703	4,027
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (c)	52,974	678,511	663,902	—	—	67,583	67,583	2,812	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	448,753	8,805	155,044	33,297	55,010	390,821	9,146	4,863	528
JPMorgan Value Advantage Fund Class R6 Shares (a)	471,778	57,541	179,138	19,001	7,382	376,564	9,962	7,919	22,694
Total	$3,940,690	$1,428,922	$2,004,210	$150,110	$300,766	$3,816,278		$82,935	$31,291

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of June 30, 2024.
*	Non-income producing security.

88	J.P. Morgan SmartRetirement® Funds	June 30, 2024

JPMorgan SmartRetirement® 2045 Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$79,345	$23,521	$17,685	$(1,575)	$6,307	$89,913	2,355	$2,150	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	13,742	1,194	2,439	52	534	13,083	149	456	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	96,289	28,584	23,762	(78)	10,701	111,734	1,269	1,328	— (b)
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	20,032	1,069	2,252	(299)	823	19,373	424	1,327	—
JPMorgan Core Bond Fund Class R6 Shares (a)	50,236	30,485	4,110	(607)	(63)	75,941	7,511	2,384	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	150,997	89,308	10,513	(2,018)	173	227,947	32,015	8,299	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	10,863	7,818	8,165	(1,010)	1,252	10,758	1,761	652	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	30,191	5,172	11,061	(332)	1,453	25,423	810	495	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	92,205	8,574	33,915	(2,375)	7,050	71,539	4,286	2,595	—
JPMorgan Global Select Equity ETF (a)	—	233,770	23,174	1,306	46,272	258,174	4,275	436	—
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	397,910	8,012	186,341	50,633	42,471	312,685	7,513	—	2,044
JPMorgan High Yield Fund Class R6 Shares (a)	20,386	4,689	6,300	(286)	942	19,431	3,046	1,395	—
JPMorgan International Equity Fund Class R6 Shares (a)	258,769	14,269	86,705	(10,093)	22,317	198,557	9,943	4,944	—
JPMorgan International Research Enhanced Equity ETF (a)	476,130	34,145	174,533	9,525	24,253	369,520	5,903	12,150	—
JPMorgan Realty Income ETF (a)	40,508	3,215	6,505	(872)	2,700	39,046	885	1,047	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	41,267	4,951	26,019	572	65	20,836	379	433	1,288
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	21,656	2,956	6,660	(2,448)	4,410	19,914	936	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	20,685	2,394	5,774	20	2,015	19,340	708	320	29
JPMorgan U.S. Equity Fund Class R6 Shares (a)	375,811	24,405	137,602	29,524	36,524	328,662	13,301	3,104	3,359
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (c)	51,352	577,799	576,116	—	—	53,035	53,035	2,250	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	375,253	8,840	129,163	28,002	45,469	328,401	7,685	4,064	437
JPMorgan Value Advantage Fund Class R6 Shares (a)	394,757	50,764	150,762	7,769	13,746	316,274	8,367	6,747	18,883
Total	$3,018,384	$1,165,934	$1,629,556	$105,410	$269,414	$2,929,586		$56,576	$26,040

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of June 30, 2024.
*	Non-income producing security.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	89

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2050 Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$72,391	$25,964	$15,805	$(1,099)	$5,813	$87,264	2,286	$1,947	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	12,459	1,473	1,928	43	498	12,545	143	423	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	89,021	28,745	21,390	258	10,264	106,898	1,214	1,245	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	10,756	836	166	(22)	306	11,710	256	741	—
JPMorgan Core Bond Fund Class R6 Shares (a)	30,073	16,129	628	(82)	(246)	45,246	4,476	1,425	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	90,390	47,279	1,022	(173)	(715)	135,759	19,067	4,959	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	9,022	4,902	7,601	(929)	1,118	6,512	1,066	484	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	28,996	2,296	6,799	(179)	1,195	25,509	812	475	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	84,802	9,039	29,836	(2,000)	6,593	68,598	4,110	2,427	—
JPMorgan Global Select Equity ETF (a)	—	221,122	18,140	561	43,235	246,778	4,086	388	—
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	364,395	7,939	160,498	41,372	45,705	298,913	7,182	—	1,864
JPMorgan High Yield Fund Class R6 Shares (a)	10,945	4,097	3,631	(153)	508	11,766	1,844	785	—
JPMorgan International Equity Fund Class R6 Shares (a)	236,013	12,439	69,787	(8,981)	20,120	189,804	9,505	4,465	—
JPMorgan International Research Enhanced Equity ETF (a)	436,273	41,769	156,918	8,171	23,966	353,261	5,643	11,105	—
JPMorgan Realty Income ETF (a)	36,727	4,006	4,960	(723)	2,385	37,435	849	965	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	38,091	4,640	23,488	1,038	(433)	19,848	361	392	1,167
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	19,623	3,131	5,574	(1,558)	3,384	19,006	893	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	18,743	2,566	4,739	74	1,782	18,426	675	293	26
JPMorgan U.S. Equity Fund Class R6 Shares (a)	343,630	31,406	122,198	23,592	37,786	314,216	12,716	2,850	3,009
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	43,535	554,370	546,908	—	—	50,997	50,997	2,070	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	342,141	16,390	113,836	19,038	50,236	313,969	7,348	3,767	404
JPMorgan Value Advantage Fund Class R6 Shares (a)	361,481	58,203	137,672	5,411	14,944	302,367	7,999	6,161	17,244
Total	$2,679,507	$1,098,741	$1,453,524	$83,659	$268,444	$2,676,827		$47,367	$23,714

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Non-income producing security.

90	J.P. Morgan SmartRetirement® Funds	June 30, 2024

JPMorgan SmartRetirement® 2055 Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$44,981	$19,104	$11,661	$(825)	$3,824	$55,423	1,452	$1,230	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	7,742	1,004	1,147	22	326	7,947	91	263	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	58,586	19,348	16,924	(96)	6,983	67,897	771	775	1
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	6,684	674	135	(19)	194	7,398	162	464	—
JPMorgan Core Bond Fund Class R6 Shares (a)	18,688	11,064	881	(99)	(110)	28,662	2,835	883	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	56,170	32,402	2,006	(355)	(211)	86,000	12,079	3,073	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,607	3,091	4,709	(583)	702	4,108	672	302	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	18,018	1,746	4,269	(101)	766	16,160	515	297	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	53,337	8,961	21,752	(1,447)	4,383	43,482	2,605	1,493	—
JPMorgan Global Select Equity ETF (a)	—	139,807	10,701	244	27,408	156,758	2,595	247	—
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	227,479	12,221	104,940	16,787	38,339	189,886	4,562	—	1,163
JPMorgan High Yield Fund Class R6 Shares (a)	6,801	2,659	2,251	(102)	322	7,429	1,164	491	—
JPMorgan International Equity Fund Class R6 Shares (a)	147,810	12,785	47,077	(5,425)	12,480	120,573	6,038	2,756	—
JPMorgan International Research Enhanced Equity ETF (a)	271,767	28,054	95,901	4,658	15,829	224,407	3,585	6,920	—
JPMorgan Realty Income ETF (a)	23,997	3,164	4,450	(769)	1,838	23,780	539	600	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	23,270	3,142	14,216	(728)	1,138	12,606	229	244	725
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	12,194	2,282	3,584	(114)	1,293	12,071	567	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	11,647	1,734	2,881	(112)	1,284	11,672	428	182	16
JPMorgan U.S. Equity Fund Class R6 Shares (a)	214,766	26,443	80,591	7,479	31,501	199,598	8,078	1,806	1,905
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	25,412	389,881	385,395	—	—	29,898	29,898	1,425	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	212,924	9,917	66,729	5,345	37,992	199,449	4,668	2,344	249
JPMorgan Value Advantage Fund Class R6 Shares (a)	225,683	39,611	86,258	396	12,650	192,082	5,081	3,839	10,745
Total	$1,673,563	$769,094	$968,458	$24,156	$198,931	$1,697,286		$29,634	$14,804

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Non-income producing security.

JPMorgan SmartRetirement® 2060 Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$15,776	$10,898	$5,747	$(337)	$1,638	$22,228	582	$445	$—

June 30, 2024	J.P. Morgan SmartRetirement® Funds	91

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2060 Fund (continued)
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$2,628	$749	$281	$1	$132	$3,229	37	$96	$—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	20,066	9,649	4,901	(381)	2,801	27,234	309	293	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	2,268	630	—	—	61	2,959	65	165	—
JPMorgan Core Bond Fund Class R6 Shares (a)	7,202	5,392	1,129	(211)	141	11,395	1,127	325	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	21,624	15,841	3,085	(548)	360	34,192	4,802	1,131	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,903	1,297	1,562	(194)	235	1,679	275	107	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	7,014	2,836	3,669	(99)	389	6,471	206	117	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	18,820	4,954	7,559	(516)	1,739	17,438	1,045	532	—
JPMorgan Global Select Equity ETF (a)	—	54,905	2,443	10	10,468	62,940	1,042	90	—
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	81,575	11,662	37,986	3,243	17,753	76,247	1,832	—	419
JPMorgan High Yield Fund Class R6 Shares (a)	2,308	1,415	801	(36)	113	2,999	470	178	—
JPMorgan International Equity Fund Class R6 Shares (a)	53,083	11,707	19,236	(1,567)	4,425	48,412	2,424	1,001	—
JPMorgan International Research Enhanced Equity ETF (a)	97,508	24,921	40,260	1,652	6,282	90,103	1,440	2,522	—
JPMorgan Realty Income ETF (a)	8,640	3,447	2,934	(582)	977	9,548	216	217	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	8,778	2,614	6,526	(512)	701	5,055	92	87	258
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	4,138	2,477	2,191	(373)	790	4,841	228	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	3,986	893	698	7	425	4,613	169	65	6
JPMorgan U.S. Equity Fund Class R6 Shares (a)	76,079	15,941	26,793	681	14,236	80,144	3,244	662	687
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	12,761	188,510	187,200	—	—	14,071	14,071	612	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	77,044	15,353	28,689	752	15,621	80,081	1,874	868	90
JPMorgan Value Advantage Fund Class R6 Shares (a)	80,935	25,624	34,582	(867)	6,014	77,124	2,040	1,382	3,869
Total	$604,136	$411,715	$418,272	$123	$85,301	$683,003		$10,895	$5,329

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Non-income producing security.

JPMorgan SmartRetirement® 2065 Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$106	$945	$129	$(5)	$64	$981	26	$7	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	17	147	31	(1)	9	141	2	2	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	15	110	—	—	1	126	3	3	—

92	J.P. Morgan SmartRetirement® Funds	June 30, 2024

JPMorgan SmartRetirement® 2065 Fund (continued)
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$43	$436	$—	$—	$1	$480	48	$8	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	129	1,305	—	—	5	1,439	202	29	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	11	79	22	1	1	70	11	2	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	129	429	299	(5)	16	270	8	5	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	73	705	66	(1)	59	770	46	5	—
JPMorgan Global Select Equity ETF (a)	—	2,499	24	— (b)	297	2,772	46	1	—
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	542	2,540	307	1	583	3,359	81	—	6
JPMorgan High Yield Fund Class R6 Shares (a)	15	122	15	— (b)	2	124	20	4	—
JPMorgan International Equity Fund Class R6 Shares (a)	350	1,731	48	(4)	103	2,132	107	16	—
JPMorgan International Research Enhanced Equity ETF (a)	609	3,576	438	(5)	226	3,968	63	38	—
JPMorgan Realty Income ETF (a)	58	362	19	— (b)	20	421	9	5	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	58	260	104	(1)	9	222	4	2	4
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	28	187	16	(1)	14	212	10	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	27	198	39	— (b)	10	196	7	1	— (b)
JPMorgan U.S. Equity Fund Class R6 Shares (a)	507	2,869	264	(5)	423	3,530	143	16	11
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (c)	194	15,874	15,287	—	—	781	781	23	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	459	2,782	150	— (b)	435	3,526	82	20	1
JPMorgan Value Advantage Fund Class R6 Shares (a)	535	2,996	258	(8)	132	3,397	90	22	57
Total	$3,905	$40,152	$17,516	$(34)	$2,410	$28,917		$209	$79

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of June 30, 2024.
*	Non-income producing security.
D. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
E. Futures Contracts— The Funds used index, interest rate and treasury futures contracts to gain exposure to or to overweight or underweight allocations among various sectors or markets, or maintain liquidity or minimize transaction costs. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit

June 30, 2024	J.P. Morgan SmartRetirement® Funds	93

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price, foreign exchange and interest rate risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Funds' futures contracts activity during the year ended June 30, 2024:
	JPMorgan SmartRetirement® Income Fund	JPMorgan SmartRetirement® 2020 Fund	JPMorgan SmartRetirement® 2025 Fund	JPMorgan SmartRetirement® 2030 Fund	JPMorgan SmartRetirement® 2035 Fund
Futures Contracts:
Average Notional Balance Long	$22,443	$29,802	$60,229	$126,965	$114,149
Average Notional Balance Short	(26,576)	(35,422)	(52,017)	(32,747)	(33,771)
Ending Notional Balance Long	—	—	—	72,991	65,860

	JPMorgan SmartRetirement® 2040 Fund	JPMorgan SmartRetirement® 2045 Fund	JPMorgan SmartRetirement® 2050 Fund	JPMorgan SmartRetirement® 2055 Fund	JPMorgan SmartRetirement® 2060 Fund
Futures Contracts:
Average Notional Balance Long	$116,585	$88,721	$78,623	$48,842	$17,268
Average Notional Balance Short	(51,633)	(39,121)	(34,226)	(21,323)	(7,333)
Ending Notional Balance Long	67,058	51,436	46,919	29,773	12,029

JPMorgan SmartRetirement® 2065 Fund
Futures Contracts:
Average Notional Balance Long	$146
Ending Notional Balance Long	544
F. Summary of Derivatives Information—The following tables present the value of derivatives held as of June 30, 2024, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	JPMorgan SmartRetirement® 2030 Fund	JPMorgan SmartRetirement® 2035 Fund
Equity Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$159	$140
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	159	140

94	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	JPMorgan SmartRetirement® 2040 Fund	JPMorgan SmartRetirement® 2045 Fund	JPMorgan SmartRetirement® 2050 Fund	JPMorgan SmartRetirement® 2055 Fund	JPMorgan SmartRetirement® 2060 Fund
Equity Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$141	$110	$101	$64	$25
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	141	110	101	64	25

JPMorgan SmartRetirement® 2065 Fund
Equity Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$1
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	1

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following tables present the effect of derivatives on the Statements of Operations for the year ended June 30, 2024, by primary underlying risk exposure:
	JPMorgan SmartRetirement® Income Fund	JPMorgan SmartRetirement® 2020 Fund	JPMorgan SmartRetirement® 2025 Fund	JPMorgan SmartRetirement® 2030 Fund	JPMorgan SmartRetirement® 2035 Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure:
Futures Contracts	$(855)	$(1,081)	$(416)	$7,690	$1,599
Interest Rate Risk Exposure:
Futures Contracts	(1,308)	(1,688)	(3,569)	(4,630)	(4,188)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure:
Futures Contracts	425	565	419	(202)	1,493
Interest Rate Risk Exposure:
Futures Contracts	167	230	451	614	522

	JPMorgan SmartRetirement® 2040 Fund	JPMorgan SmartRetirement® 2045 Fund	JPMorgan SmartRetirement® 2050 Fund	JPMorgan SmartRetirement® 2055 Fund	JPMorgan SmartRetirement® 2060 Fund	JPMorgan SmartRetirement® 2065 Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure:
Futures Contracts	$(991)	$(740)	$(395)	$(376)	$(77)	$(6)
Interest Rate Risk Exposure:
Futures Contracts	(4,367)	(3,242)	(2,935)	(1,878)	(591)	(12)

June 30, 2024	J.P. Morgan SmartRetirement® Funds	95

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
	JPMorgan SmartRetirement® 2040 Fund	JPMorgan SmartRetirement® 2045 Fund	JPMorgan SmartRetirement® 2050 Fund	JPMorgan SmartRetirement® 2055 Fund	JPMorgan SmartRetirement® 2060 Fund	JPMorgan SmartRetirement® 2065 Fund
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure:
Futures Contracts	$2,459	$1,870	$1,567	$1,032	$360	$1
Interest Rate Risk Exposure:
Futures Contracts	528	403	358	223	78	—
G. Offering and Organization Costs— Total offering costs of $170 incurred in connection with the offering of shares of JPMorgan SmartRetirement® 2065 Fund are amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Fund , if any, are/were recorded as an expense at the time the Fund commenced operations. For the year ended June 30, 2024, total offering costs amortized were $58.
H. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income and distributions of net investment income and realized capital gains from the Underlying Funds and ETFs, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.
I. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended June 30, 2024 are as follows:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6	Total
JPMorgan SmartRetirement® Income Fund
Transfer agency fees	$89	$1	$3	$4	$1	$— (a)	$6	$12	$116
JPMorgan SmartRetirement® 2020 Fund
Transfer agency fees	51	2	4	5	1	1	6	13	83
JPMorgan SmartRetirement® 2025 Fund
Transfer agency fees	67	3	5	5	1	1	9	21	112
JPMorgan SmartRetirement® 2030 Fund
Transfer agency fees	82	4	5	6	2	1	12	26	138
JPMorgan SmartRetirement® 2035 Fund
Transfer agency fees	72	3	4	6	2	1	9	25	122
JPMorgan SmartRetirement® 2040 Fund
Transfer agency fees	75	3	5	7	2	1	10	25	128
JPMorgan SmartRetirement® 2045 Fund
Transfer agency fees	59	2	4	6	2	1	8	22	104
JPMorgan SmartRetirement® 2050 Fund
Transfer agency fees	46	4	4	6	2	1	8	21	92
JPMorgan SmartRetirement® 2055 Fund
Transfer agency fees	24	3	3	6	2	1	6	17	62
JPMorgan SmartRetirement® 2060 Fund
Transfer agency fees	10	2	2	2	1	1	3	13	34

96	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6	Total
JPMorgan SmartRetirement® 2065 Fund
Transfer agency fees	$1	$— (a)	$1	$— (a)	$— (a)	$— (a)	$1	$3	$6

(a)	Amount rounds to less than one thousand.
The Funds invested in Underlying Funds and ETFs and, as a result bear a portion of the expenses incurred by these Underlying Funds and ETFs. These expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown in the Financial Highlights. Certain expenses of affiliated Underlying Funds and ETFs are waived as described in Note 3.F.
J. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of June 30, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
K. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
JPMorgan SmartRetirement® Income Fund	$—	$(2)	$2
JPMorgan SmartRetirement® 2020 Fund	—	(74)	74
JPMorgan SmartRetirement® 2025 Fund	—	(86)	86
JPMorgan SmartRetirement® 2030 Fund	—	(453)	453
JPMorgan SmartRetirement® 2035 Fund	—	(249)	249
JPMorgan SmartRetirement® 2040 Fund	—	(516)	516
JPMorgan SmartRetirement® 2045 Fund	—	(159)	159
JPMorgan SmartRetirement® 2050 Fund	—	(137)	137
JPMorgan SmartRetirement® 2055 Fund	—	(142)	142
JPMorgan SmartRetirement® 2060 Fund	—	(23)	23
JPMorgan SmartRetirement® 2065 Fund	— (a)	— (a)	—

(a)	Amount rounds to less than one thousand.
The reclassifications for the Funds relate primarily to tax adjustments on certain investments and foreign currency gains or losses.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and receives no compensation for performing such services, although the Adviser and its affiliates receive investment advisory fees from the Underlying Funds.
The Adviser reimbursed expenses as outlined in Note 3.F.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	97

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. The Administrator does not receive a separate fee for services to the Funds but does receive fees for services to the Underlying Funds.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C	Class R2	Class R3
0.25%	0.75%	0.50%	0.25%
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended June 30, 2024, JPMDS retained the following:
	Front-End Sales Charge	CDSC
JPMorgan SmartRetirement® Income Fund	$1	$—
JPMorgan SmartRetirement® 2020 Fund	1	—
JPMorgan SmartRetirement® 2025 Fund	2	— (a)
JPMorgan SmartRetirement® 2030 Fund	4	— (a)
JPMorgan SmartRetirement® 2035 Fund	6	— (a)
JPMorgan SmartRetirement® 2040 Fund	9	— (a)
JPMorgan SmartRetirement® 2045 Fund	5	— (a)
JPMorgan SmartRetirement® 2050 Fund	5	— (a)
JPMorgan SmartRetirement® 2055 Fund	3	— (a)
JPMorgan SmartRetirement® 2060 Fund	5	— (a)
JPMorgan SmartRetirement® 2065 Fund	— (a)	—

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5
0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.10%
JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. As part of its Administration Agreement, the Administrator pays fees and certain expenses for custody and fund accounting.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

98	J.P. Morgan SmartRetirement® Funds	June 30, 2024

F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
JPMorgan SmartRetirement® Income Fund	0.35%	0.98%	0.23%	0.75%	0.50%	0.25%	0.10%	n/a
JPMorgan SmartRetirement® 2020 Fund	0.41	1.00	0.25	0.75	0.50	0.25	0.10	n/a
JPMorgan SmartRetirement® 2025 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	n/a
JPMorgan SmartRetirement® 2030 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	n/a
JPMorgan SmartRetirement® 2035 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	n/a
JPMorgan SmartRetirement® 2040 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	n/a
JPMorgan SmartRetirement® 2045 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	n/a
JPMorgan SmartRetirement® 2050 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	n/a
JPMorgan SmartRetirement® 2055 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	n/a
JPMorgan SmartRetirement® 2060 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	n/a
JPMorgan SmartRetirement® 2065 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	n/a
The expense limitation agreements were in effect for the year ended June 30, 2024 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2024.
The Underlying Funds and ETFs may impose separate advisory and service fees. To avoid charging a service fee at an effective rate above 0.25% for Class A, Class C, Class I, Class R2, Class R3 and Class R4 Shares and above 0.10% for Class R5 Shares, JPMDS will waive service fees with respect to the Funds in an amount equal to the weighted average pro-rata amount of service fees charged by the Underlying Funds and ETFs up to 0.25% for Class A, Class C, Class I, Class R2, Class R3, Class R4 Shares and up to 0.10% with respect to Class R5 Shares. The Funds’ shareholder servicing agent has contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees it collects from the affiliated money market funds on the Fund’s investment in such money market funds.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	99

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
For the year ended June 30, 2024, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Service Fees	Contractual Reimbursements
JPMorgan SmartRetirement® Income Fund	$612	$277
JPMorgan SmartRetirement® 2020 Fund	349	276
JPMorgan SmartRetirement® 2025 Fund	422	364
JPMorgan SmartRetirement® 2030 Fund	551	427
JPMorgan SmartRetirement® 2035 Fund	468	419
JPMorgan SmartRetirement® 2040 Fund	478	401
JPMorgan SmartRetirement® 2045 Fund	375	383
JPMorgan SmartRetirement® 2050 Fund	317	383
JPMorgan SmartRetirement® 2055 Fund	188	341
JPMorgan SmartRetirement® 2060 Fund	54	290
JPMorgan SmartRetirement® 2065 Fund	2	283
JPMIM voluntarily agreed to reimburse the Funds for the Trustee Fees paid to one of the interested Trustees. For the year ended June 30, 2024, the amount of these reimbursements were as follows:

JPMorgan SmartRetirement® Income Fund	$1
JPMorgan SmartRetirement® 2020 Fund	1
JPMorgan SmartRetirement® 2025 Fund	1
JPMorgan SmartRetirement® 2030 Fund	1
JPMorgan SmartRetirement® 2035 Fund	1
JPMorgan SmartRetirement® 2040 Fund	1
JPMorgan SmartRetirement® 2045 Fund	1
JPMorgan SmartRetirement® 2050 Fund	1
JPMorgan SmartRetirement® 2055 Fund	1
JPMorgan SmartRetirement® 2060 Fund	1
JPMorgan SmartRetirement® 2065 Fund	1
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended June 30, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
JPMorgan SmartRetirement® Income Fund	$199,674	$394,978	$2,393	$6,067
JPMorgan SmartRetirement® 2020 Fund	228,311	644,183	3,060	7,881
JPMorgan SmartRetirement® 2025 Fund	534,715	1,261,564	4,772	7,492

100	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
JPMorgan SmartRetirement® 2030 Fund	$830,528	$1,529,376	$5,899	$7,055
JPMorgan SmartRetirement® 2035 Fund	796,772	1,299,134	4,178	3,502
JPMorgan SmartRetirement® 2040 Fund	750,413	1,340,310	5,698	8,747
JPMorgan SmartRetirement® 2045 Fund	588,139	1,053,443	4,343	6,092
JPMorgan SmartRetirement® 2050 Fund	544,372	906,616	3,765	9,603
JPMorgan SmartRetirement® 2055 Fund	379,214	583,065	2,469	4,353
JPMorgan SmartRetirement® 2060 Fund	223,210	231,075	874	930
JPMorgan SmartRetirement® 2065 Fund	25,277	2,266	—	—
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2024 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
JPMorgan SmartRetirement® Income Fund	$962,203	$119,285	$27,738	$91,547
JPMorgan SmartRetirement® 2020 Fund	1,163,066	146,890	46,703	100,187
JPMorgan SmartRetirement® 2025 Fund	2,528,451	308,538	104,592	203,946
JPMorgan SmartRetirement® 2030 Fund	3,642,482	602,342	118,053	484,289
JPMorgan SmartRetirement® 2035 Fund	2,968,107	846,058	76,636	769,422
JPMorgan SmartRetirement® 2040 Fund	2,814,641	1,054,715	49,307	1,005,408
JPMorgan SmartRetirement® 2045 Fund	2,168,298	786,955	22,757	764,198
JPMorgan SmartRetirement® 2050 Fund	1,946,455	748,933	16,204	732,729
JPMorgan SmartRetirement® 2055 Fund	1,306,100	405,170	12,293	392,877
JPMorgan SmartRetirement® 2060 Fund	579,377	108,146	3,619	104,527
JPMorgan SmartRetirement® 2065 Fund	27,520	2,683	—	2,683
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain investments and wash sale loss deferrals.
The tax character of distributions paid during the year ended June 30, 2024 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
JPMorgan SmartRetirement® Income Fund	$35,959	$—	$35,959
JPMorgan SmartRetirement® 2020 Fund	47,377	—	47,377
JPMorgan SmartRetirement® 2025 Fund	89,923	—	89,923
JPMorgan SmartRetirement® 2030 Fund	113,544	—	113,544
JPMorgan SmartRetirement® 2035 Fund	84,060	—	84,060
JPMorgan SmartRetirement® 2040 Fund	76,190	—	76,190
JPMorgan SmartRetirement® 2045 Fund	51,908	—	51,908
JPMorgan SmartRetirement® 2050 Fund	43,760	—	43,760
JPMorgan SmartRetirement® 2055 Fund	27,283	—	27,283
JPMorgan SmartRetirement® 2060 Fund	10,186	—	10,186
JPMorgan SmartRetirement® 2065 Fund	152	19	171

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	101

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
The tax character of distributions paid during the year ended June 30, 2023 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
JPMorgan SmartRetirement® Income Fund	$37,946	$22,785	$60,731
JPMorgan SmartRetirement® 2020 Fund	53,672	36,882	90,554
JPMorgan SmartRetirement® 2025 Fund	92,349	149,525	241,874
JPMorgan SmartRetirement® 2030 Fund	108,100	253,986	362,086
JPMorgan SmartRetirement® 2035 Fund	79,710	241,962	321,672
JPMorgan SmartRetirement® 2040 Fund	74,687	300,945	375,632
JPMorgan SmartRetirement® 2045 Fund	50,334	255,858	306,192
JPMorgan SmartRetirement® 2050 Fund	46,319	226,247	272,566
JPMorgan SmartRetirement® 2055 Fund	26,715	122,333	149,048
JPMorgan SmartRetirement® 2060 Fund	8,590	24,333	32,923
JPMorgan SmartRetirement® 2065 Fund	12	—	12

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of June 30, 2024, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
JPMorgan SmartRetirement® Income Fund	$14,750	$(18,743)	$91,531
JPMorgan SmartRetirement® 2020 Fund	18,083	(2,823)	100,145
JPMorgan SmartRetirement® 2025 Fund	35,654	5,894	203,942
JPMorgan SmartRetirement® 2030 Fund	43,610	59,422	484,281
JPMorgan SmartRetirement® 2035 Fund	29,032	46,979	769,411
JPMorgan SmartRetirement® 2040 Fund	21,072	62,567	1,005,392
JPMorgan SmartRetirement® 2045 Fund	11,229	47,234	764,188
JPMorgan SmartRetirement® 2050 Fund	7,791	3,222	732,718
JPMorgan SmartRetirement® 2055 Fund	4,938	746	392,869
JPMorgan SmartRetirement® 2060 Fund	3,290	3,822	104,493
JPMorgan SmartRetirement® 2065 Fund	85	68	2,683
The cumulative timing differences primarily consist of post-October capital loss deferrals, tax adjustments on certain investments, dividends payable and wash sale loss deferrals.
As of June 30, 2024, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
Capital Loss Carryforward Character
Short-Term
JPMorgan SmartRetirement® Income Fund	$18,743
JPMorgan SmartRetirement® 2020 Fund	2,823

102	J.P. Morgan SmartRetirement® Funds	June 30, 2024

Net capital losses (gains) and specified ordinary losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2024, the following Funds deferred to July 1, 2024 the following net capital losses (gains) and specified ordinary losses of:
	Net Capital Losses (Gains)	Specified Ordinary Losses
	Short-Term
JPMorgan SmartRetirement® Income Fund	$437	$—
JPMorgan SmartRetirement® 2020 Fund	180	—
JPMorgan SmartRetirement® 2025 Fund	1,215	—
JPMorgan SmartRetirement® 2030 Fund	—	— (a)
JPMorgan SmartRetirement® 2045 Fund	—	— (a)
JPMorgan SmartRetirement® 2065 Fund	2	—

(a)	Amount rounds to less than one thousand.
During the year ended June 30, 2024, the Fund utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
JPMorgan SmartRetirement® Income Fund	$—	$795
JPMorgan SmartRetirement® 2020 Fund	30,870	4,448
JPMorgan SmartRetirement® 2025 Fund	45,090	—
JPMorgan SmartRetirement® 2030 Fund	37,175	—
JPMorgan SmartRetirement® 2035 Fund	63,639	7,551
JPMorgan SmartRetirement® 2040 Fund	65,426	4,321
JPMorgan SmartRetirement® 2045 Fund	50,224	—
JPMorgan SmartRetirement® 2050 Fund	49,632	11,022
JPMorgan SmartRetirement® 2055 Fund	11,863	—
JPMorgan SmartRetirement® 2060 Fund	1,037	—
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended June 30, 2024.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 29, 2024.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2024.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or

June 30, 2024	J.P. Morgan SmartRetirement® Funds	103

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate (SOFR). Effective August 6, 2024, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the year ended June 30, 2024.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of June 30, 2024, the Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
JPMorgan SmartRetirement® Income Fund	2	40.9%
JPMorgan SmartRetirement® 2020 Fund	2	40.8
JPMorgan SmartRetirement® 2025 Fund	3	56.0
JPMorgan SmartRetirement® 2030 Fund	3	51.7
JPMorgan SmartRetirement® 2035 Fund	3	56.4
JPMorgan SmartRetirement® 2040 Fund	3	52.8
JPMorgan SmartRetirement® 2045 Fund	3	57.8
JPMorgan SmartRetirement® 2050 Fund	3	53.4
JPMorgan SmartRetirement® 2055 Fund	3	55.3
JPMorgan SmartRetirement® 2060 Fund	3	47.6
JPMorgan SmartRetirement® 2065 Fund	3	61.2
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
As of June 30, 2024, the Funds owned in the aggregate, shares representing more than 10% of the net assets of the following Underlying Funds:
% of Net Assets
JPMorgan Realty Income ETF	75.3%
JPMorgan ActiveBuilders Emerging Markets Equity ETF	57.9
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	53.1
JPMorgan Global Select Equity ETF	52.0
JPMorgan Inflation Managed Bond ETF	45.0
JPMorgan International Research Enhanced Equity ETF	39.1
JPMorgan International Equity Fund	30.2
JPMorgan U.S. Research Enhanced Equity Fund	28.8
JPMorgan Emerging Markets Research Enhanced Equity Fund	24.8
JPMorgan Emerging Markets Debt Fund	23.2
JPMorgan Value Advantage Fund	18.2
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	16.9
JPMorgan Core Plus Bond Fund	12.6
JPMorgan Small Cap Value Fund	12.1
JPMorgan High Yield Fund	11.9
JPMorgan BetaBuilders MSCI US REIT ETF	10.8
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be

104	J.P. Morgan SmartRetirement® Funds	June 30, 2024

more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Funds to value accurately.
Each Fund invests in ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles and may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below or above their NAV (also known as a discount or premium, respectively).
Because of the Funds’ investments in Underlying Funds and ETFs, the Funds indirectly pay a portion of the expenses incurred by the Underlying Funds and ETFs. As a result, the cost of investing in the Funds may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Funds are also subject to certain risks related to the Underlying Funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities. These securities are subject to risks specific to their structure, sector or market.
In addition, the Underlying Funds and ETFs may use derivative instruments in connection with their individual investment strategies including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.
Specific risks and concentrations present in the Underlying Funds and ETFs are disclosed within their individual financial statements and registration statements, as appropriate.
The Funds are subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions, may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	105

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of JPMorgan Trust I and JPMorgan Trust IV and Shareholders of each of the eleven funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the funds indicated in the table below (ten of the funds constituting JPMorgan Trust I and one of the funds constituting JPMorgan Trust IV, hereinafter collectively referred to as the “Funds”) as of June 30, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2024, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Fund
JPMorgan SmartRetirement® Income Fund *
JPMorgan SmartRetirement® 2020 Fund *
JPMorgan SmartRetirement® 2025 Fund *
JPMorgan SmartRetirement® 2030 Fund *
JPMorgan SmartRetirement® 2035 Fund *
JPMorgan SmartRetirement® 2040 Fund *
JPMorgan SmartRetirement® 2045 Fund *
JPMorgan SmartRetirement® 2050 Fund *
JPMorgan SmartRetirement® 2055 Fund *
JPMorgan SmartRetirement® 2060 Fund *
JPMorgan SmartRetirement® 2065 Fund **

*	Statement of operations for the year ended June 30, 2024 and statement of changes in net assets for the years ended June 30, 2024 and 2023.
**
Statement of operations for the year ended June 30, 2024 and statement of changes in net assets for the year ended June 30, 2024 and the period November 1, 2022 (commencement of operations) through June 30, 2023.

Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
August 27, 2024
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

106	J.P. Morgan SmartRetirement® Funds	June 30, 2024

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended June 30, 2024. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2024. The information necessary to complete your income tax returns for the calendar year ending December 31, 2024 will be provided under separate cover.
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2024:
Dividends Received Deduction
JPMorgan SmartRetirement® Income Fund	9.44%
JPMorgan SmartRetirement® 2020 Fund	9.35
JPMorgan SmartRetirement® 2025 Fund	11.90
JPMorgan SmartRetirement® 2030 Fund	15.86
JPMorgan SmartRetirement® 2035 Fund	19.97
JPMorgan SmartRetirement® 2040 Fund	25.26
JPMorgan SmartRetirement® 2045 Fund	30.59
JPMorgan SmartRetirement® 2050 Fund	32.61
JPMorgan SmartRetirement® 2055 Fund	32.76
JPMorgan SmartRetirement® 2060 Fund	31.18
JPMorgan SmartRetirement® 2065 Fund	22.70
Long Term Capital Gain
Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended June 30, 2024:
Long-Term Capital Gain Distribution
JPMorgan SmartRetirement® 2065 Fund	$19
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2024:
Qualified Dividend Income
JPMorgan SmartRetirement® Income Fund	$10,146
JPMorgan SmartRetirement® 2020 Fund	12,895
JPMorgan SmartRetirement® 2025 Fund	30,154
JPMorgan SmartRetirement® 2030 Fund	49,250
JPMorgan SmartRetirement® 2035 Fund	46,910
JPMorgan SmartRetirement® 2040 Fund	51,316
JPMorgan SmartRetirement® 2045 Fund	41,292
JPMorgan SmartRetirement® 2050 Fund	36,701
JPMorgan SmartRetirement® 2055 Fund	22,716
JPMorgan SmartRetirement® 2060 Fund	8,165
JPMorgan SmartRetirement® 2065 Fund	131
Foreign Source Income and Foreign Tax Credit Pass Through
For the fiscal year ended June 30, 2024, the Funds intend to elect to pass through to shareholders taxes paid to foreign countries. Gross income and foreign tax expenses cannot be quantified until Underlying Funds complete reporting for the calendar year in progress. Amounts for the fiscal year ended June 30, 2024 will be disclosed in the semi-annual report for the period ended December 31, 2024.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	107

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. June 2024.
AN-SR-624

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
September 6, 2024

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
September 6, 2024